UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-08399

PIMCO Variable Insurance Trust

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive office)

Bijal Y. Parikh

Treasurer (Principal Financial & Accounting Officer)

PIMCO Variable Insurance Trust

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Adam T. Teufel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Shareholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1).

•	PIMCO All Asset Portfolio
•	PIMCO Balanced Allocation Portfolio
•	PIMCO CommodityRealReturn® Strategy Portfolio
•	PIMCO Dynamic Bond Portfolio
•	PIMCO Emerging Markets Bond Portfolio
•	PIMCO Global Bond Opportunities Portfolio (Unhedged)
•	PIMCO Global Core Bond (Hedged) Portfolio
•	PIMCO Global Diversified Allocation Portfolio
•	PIMCO Global Managed Asset Allocation Portfolio
•	PIMCO High Yield Portfolio
•	PIMCO Income Portfolio
•	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)
•	PIMCO International Bond Portfolio (Unhedged)
•	PIMCO Low Duration Portfolio
•	PIMCO Long-Term U.S. Government Portfolio
•	PIMCO Real Return Portfolio
•	PIMCO Short-Term Portfolio
•	PIMCO Total Return Portfolio

(b)	Not applicable to the Registrant.

PIMCO VARIABLE INSURANCE TRUST

Semiannual Report

June 30, 2023

PIMCO All Asset Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Market Insights

Dear Shareholder,

This semiannual report covers the six-month reporting period ended June 30, 2023 (the “reporting period”). On the subsequent pages, you will find details regarding investment results and a discussion of certain factors that affected performance during the reporting period.

Amid elevated inflation in many countries during the reporting period, the global economy faced challenges from higher interest rates, tighter credit conditions stemming from the turmoil in the banking sector (especially in the United States (“U.S.”)), and geopolitical concerns. While the U.S. economy showed signs of resilience, some European economies experienced slower growth over the reporting period.

Continued central bank efforts to combat inflation

While inflation remained elevated over the reporting period, many central banks raised interest rates to rein in rising prices. The U.S. Federal Reserve (the “Fed”) raised the federal funds rate at 10 consecutive meetings, beginning in March 2022 through May 2023. In June 2023, the Fed then paused from raising rates in order to “assess additional information and its implications for monetary policy.” Meanwhile, the Bank of England and European Central Bank raised interest rates for the 13th and eighth consecutive time, respectively, as of June 2023. In contrast, the Bank of Japan maintained its accommodative monetary policy stance.

Mixed financial market returns

The yield on the benchmark 10-year U.S. Treasury declined over the reporting period, while 10-year bond yields in most other developed market countries increased. The overall global credit bond market delivered positive total returns. Higher-rated global bonds underperformed lower-rated bonds. Global equities rallied, while commodity prices were volatile and produced mixed returns. The U.S. dollar weakened against the euro and the British pound, but appreciated against the Japanese yen.

Amid evolving conditions, we will continue to work diligently to navigate global markets and manage the assets that you have entrusted with us. We encourage you to speak with your financial advisor about your goals, and visit global.pimco.com for our latest insights.

Sincerely, Peter G. Strelow Chairman of the Board PIMCO Variable Insurance Trust

Total Returns of Certain Asset Classes for the Period Ended June 30, 2023

Asset Class (as measured by, currency)	Six-Month

U.S. large cap equities (S&P 500 Index, USD)	16.89%

Global equities (MSCI World Index, USD)	15.09%

European equities (MSCI Europe Index, EUR)	11.12%

Emerging market equities (MSCI Emerging Markets Index, EUR)	4.89%

Japanese equities (Nikkei 225 Index, JPY)	28.65%

Emerging market local bonds (JPMorgan Government Bond Index-Emerging Markets Global Diversified Index, USD Unhedged)	7.79%

Emerging market external debt (JPMorgan Emerging Markets Bond Index (EMBI) Global, USD Hedged)	3.81%

Below investment grade bonds (ICE BofAML Developed Markets High Yield Constrained Index, USD Hedged)	5.45%

Global investment grade credit bonds (Bloomberg Global Aggregate Credit Index, USD Hedged)	3.00%

Fixed-rate, local currency government debt of investment grade countries (Bloomberg Global Treasury Index, USD Hedged)	3.13%

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Statements concerning financial market trends are based on current market conditions, which will fluctuate. There is no guarantee that these investment strategies will work under all market conditions or are appropriate for all investors and each investor should evaluate their ability to invest for the long-term, especially during periods of downturn in the market. Outlook and strategies are subject to change without notice.

2	PIMCO VARIABLE INSURANCE TRUST

Important Information About the PIMCO All Asset Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO All Asset Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the Portfolio may invest substantially all of its assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of PIMCO Funds, PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company, except other funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (collectively, “Underlying PIMCO Funds”). The cost of investing in these Funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

We believe that equity funds and bond funds have an important role to play in a well-diversified portfolio. It is important to note, however, that equity funds and bond funds are subject to notable risks.

Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic, and industry conditions. The values of equity securities, such as common stocks and preferred securities, have historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously. The market price of equity securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

Bond funds and fixed income securities are subject to a variety of risks, including interest rate risk, liquidity risk and market risk. In an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Underlying PIMCO Funds are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, continue to increase. In efforts to combat inflation, the U.S. Federal Reserve raised interest rates multiple times in 2022 and 2023. Thus, the Portfolio currently faces a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance, or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Allocation Breakdown and Schedule of Investments sections of this report may differ from the classification used for the Portfolio’s compliance calculations, including

SEMIANNUAL REPORT	|	JUNE 30, 2023	3

Important Information About the PIMCO All Asset Portfolio	(Cont.)

those used in the Portfolio’s prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that have provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European, and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of the Portfolio and its shareholders.

The Portfolio may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Portfolio or a reduction in the effectiveness of related Portfolio transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Portfolio that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Portfolio.

U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Portfolio and issuers in which it invests. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, continued volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Portfolio and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart reflects only Administrative Class performance. Performance may vary by share class based on each class’s expense ratios. The Portfolio measures its performance against at least one broad-based securities market index (“benchmark index”). The benchmark index does not take into account fees, expenses, or taxes. The

4	PIMCO VARIABLE INSURANCE TRUST

Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. There is no assurance that the Portfolio, even if the Portfolio has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Portfolio’s total return in excess of that of the Portfolio’s benchmark between reporting periods or 2) the Portfolio’s total return in excess of the Portfolio’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Portfolio’s performance as compared to one or more previous reporting periods. Historical performance for the Portfolio or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

The following table discloses the inception dates of the Portfolio and its share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Class M	Administrative Class	Advisor Class	Diversification Status
PIMCO All Asset Portfolio	04/30/03	01/31/06	04/30/04	04/30/03	04/30/04	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment

Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

SEC rules allow shareholder reports to be delivered to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Investors may elect to receive all future reports in paper free of charge by contacting their insurance company. Any election to receive reports in paper will apply to all portfolio companies available under the investor’s contract at the insurance company.

In May 2022, the SEC proposed amendments to a current rule governing portfolio naming conventions. In general, the current rule requires portfolios with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The proposed amendments would expand the scope of the current rule in a number of ways that would result in an expansion of the types of portfolio names that would require the portfolio to adopt an 80% investment policy under the rule. Additionally, the proposed amendments would modify the circumstances under which a portfolio may deviate from its 80% investment policy and address the

SEMIANNUAL REPORT	|	JUNE 30, 2023	5

Important Information About the PIMCO All Asset Portfolio	(Cont.)

use and valuation of derivatives instruments for purposes of the rule. The proposal’s impact on the Portfolio will not be known unless and until any final rulemaking is adopted.

In May 2022, the SEC proposed a framework that would require certain registered portfolios (such as the Portfolio) to disclose their environmental, social, and governance (“ESG”) investing practices. Among other things, the proposed requirements would mandate that portfolios meeting three pre-defined classifications (i.e., integrated, ESG focused and/or impact funds) provide prospectus and shareholder report disclosure related to the ESG factors, criteria and processes used in managing the portfolio. The proposal’s impact on the Portfolio will not be known unless and until any final rulemaking is adopted.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will impact the disclosures provided to shareholders. The rule amendments are effective as of January 24, 2023, but the SEC is providing an 18-month compliance period following the effective date for such amendments other than those addressing fee and expense information in advertisements that might be materially misleading.

In November 2022, the SEC proposed rule amendments which, among other things, would require funds to adopt swing pricing in order to mitigate dilution of shareholders’ interests in a fund by requiring the adjustment of fund net asset value per share to pass on costs stemming from shareholder purchase or redemption activity. In addition the proposed rule would amend the liquidity rule framework. The proposal’s impact on the Portfolio will not be known unless and until any final rulemaking is adopted.

In November 2022, the SEC adopted amendments to Form N-PX under the Act to improve the utility to investors of proxy voting information reported by mutual funds, ETFs and certain other funds. The rule amendments will expand the scope of funds’ Form N-PX reporting obligations, subject managers to Form N-PX reporting obligations for “Say on Pay” votes, enhance Form N-PX disclosures, permit joint reporting by funds, managers and affiliated managers on Form N-PX; and require website availability of fund proxy voting records. The amendments will become effective on July 1, 2024. Funds and managers will be required to file their first reports covering the period from July 1, 2023 to June 30, 2024 on amended Form N-PX by August 31, 2024.

6	PIMCO VARIABLE INSURANCE TRUST

PIMCO All Asset Portfolio

Cumulative Returns Through June 30, 2023

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Top 10 Holdings as of June 30, 2023†§

PIMCO All Asset: Multi-RAE PLUS Fund	19.0%

PIMCO All Asset: Multi-Real Fund	12.8%

PIMCO Total Return Fund	8.8%

PIMCO Low Duration Fund	8.1%

PIMCO Emerging Markets Local Currency and Bond Fund	4.8%

PIMCO International Bond Fund (U.S. Dollar-Hedged)	4.4%

PIMCO Emerging Markets Bond Fund	3.8%

PIMCO RAE Worldwide Long/Short PLUS Fund	3.7%

PIMCO RAE Fundamental Advantage PLUS Fund	3.7%

PIMCO TRENDS Managed Futures Strategy Fund	3.0%
†	% of Investments, at value.

§	Top 10 Holdings and % of Investments exclude securities sold short, financial derivative instruments and short-term instruments, if any.

Average Annual Total Return for the period ended June 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Inception≈
PIMCO All Asset Portfolio Institutional Class	3.86%	4.51%	4.63%	4.14%	4.72%
PIMCO All Asset Portfolio Class M	3.61%	4.00%	4.16%	3.67%	4.88%
PIMCO All Asset Portfolio Administrative Class	3.74%	4.32%	4.45%	3.98%	5.39%
PIMCO All Asset Portfolio Advisor Class	3.63%	4.14%	4.33%	3.87%	5.09%
Bloomberg U.S. TIPS: 1-10 Year Index±	1.48%	(0.91)%	2.75%	1.98%	3.36%♦
Consumer Price Index + 500 Basis Points±±	4.06%	8.09%	8.90%	7.72%	7.54%♦

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

≈ For class inception dates please refer to the Important Information.

♦ Average annual total return since 04/30/2003.

± Bloomberg U.S. TIPS: 1-10 Year Index is an unmanaged market index comprised of U.S. Treasury Inflation-Protected Securities having a maturity of at least 1 year and less than 10 years.

±± CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (CPI). This index reflects seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Bureau of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time.

It is not possible to invest directly in an unmanaged index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the prices of individual positions (which may be sourced from different pricing vendors or other sources) used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via (888) 87-PIMCO.

The Portfolio’s total annual operating expense ratio, as stated in the Portfolio’s currently-effective prospectus (as of the date of this report), which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund expenses), were 1.495% for Institutional Class shares, 1.945% for Class M shares, 1.645% for Administrative Class shares, and 1.745% for Advisor Class shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO All Asset Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstance substantially all of its assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of PIMCO Funds, PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company, except other funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (collectively, “Underlying PIMCO Funds”) and does not invest directly in stocks or bonds of other issuers. Research Affiliates, the Portfolio’s asset allocation sub-adviser, determines how the Portfolio allocates and reallocates its assets among the Underlying PIMCO Funds. In doing so, the asset allocation sub-adviser seeks concurrent exposure to a broad spectrum of asset classes. In addition to investing in Underlying PIMCO Funds, at the discretion of PIMCO and without shareholder approval, the Portfolio may invest in additional Underlying PIMCO Funds created in the future. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current prospectus for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance (on a gross basis) during the reporting period:

»	Positions in emerging markets bonds, obtained primarily through the PIMCO Emerging Markets Local Currency and Bond Fund and the PIMCO Emerging Markets Bond Fund, contributed to performance, as these Underlying PIMCO Funds posted positive returns.

»	Positions in real estate investment trusts, principally through exposure to the Dow Jones U.S. Select REIT Total Return Index gained via the PIMCO All Asset: Multi-Real Fund and the PIMCO RealEstateRealReturn Strategy Fund, contributed to performance, as these exposures posted positive returns.

»	Positions in developed ex-U.S. equities, obtained principally through exposure to the PIMCO RAE International Fund, the PIMCO RAE PLUS International Fund, and the MSCI EAFE Index, Bloomberg MSCI EAFE Value Index, and MSCI EAFE USD Hedged Index gained via the PIMCO All Asset: Multi-RAE PLUS Fund, contributed to performance, as these Underlying PIMCO Funds and exposures posted positive returns.

»	Positions in liquid alternatives, obtained primarily through exposure to the PIMCO RAE Fundamental Advantage PLUS Fund, detracted from performance, as this Underlying PIMCO Fund posted negative returns.

»	Positions in commodities, through exposure to the Bloomberg Commodity Total Return Index and Credit Suisse Commodity Total Return Index gained via the PIMCO All Asset: Multi-Real Fund, detracted from performance, as these exposures posted negative returns.

»	There were no other material detractors for this Portfolio.

SEMIANNUAL REPORT	|	JUNE 30, 2023	7

Expense Example	PIMCO All Asset Portfolio

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held from January 1, 2023 to June 30, 2023 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)	Expenses Paid During Period*	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$1,038.60	$1.69	$1,000.00	$1,023.13	$1.68	0.34%
Class M	1,000.00	1,036.10	3.96	1,000.00	1,020.90	3.93	0.79
Administrative Class	1,000.00	1,037.40	2.45	1,000.00	1,022.39	2.43	0.49
Advisor Class	1,000.00	1,036.30	2.95	1,000.00	1,021.89	2.93	0.59

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 8, Fees and Expenses, in the Notes to Financial Statements.

8	PIMCO VARIABLE INSURANCE TRUST

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL REPORT	|	JUNE 30, 2023	9

Financial Highlights	PIMCO All Asset Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Total
Institutional Class

01/01/2023 - 06/30/2023+	$8.76	$0.09	$0.24	$0.33	$(0.14)	$0.00	$(0.14)

12/31/2022	11.66	0.63	(1.92)	(1.29)	(0.78)	(0.83)	(1.61)

12/31/2021	11.20	1.33	0.46	1.79	(1.33)	0.00	(1.33)

12/31/2020	10.91	0.44	0.38	0.82	(0.53)	0.00	(0.53)

12/31/2019	10.05	0.36	0.83	1.19	(0.33)	0.00	(0.33)

12/31/2018	10.97	0.51	(1.07)	(0.56)	(0.36)	0.00	(0.36)
Class M

01/01/2023 - 06/30/2023+	8.84	0.07	0.25	0.32	(0.12)	0.00	(0.12)

12/31/2022	11.76	0.62	(1.97)	(1.35)	(0.74)	(0.83)	(1.57)

12/31/2021	11.29	1.29	0.46	1.75	(1.28)	0.00	(1.28)

12/31/2020	10.99	0.37	0.41	0.78	(0.48)	0.00	(0.48)

12/31/2019	10.12	0.31	0.84	1.15	(0.28)	0.00	(0.28)

12/31/2018	11.04	0.50	(1.11)	(0.61)	(0.31)	0.00	(0.31)
Administrative Class

01/01/2023 - 06/30/2023+	8.62	0.08	0.24	0.32	(0.13)	0.00	(0.13)

12/31/2022	11.51	0.65	(1.94)	(1.29)	(0.77)	(0.83)	(1.60)

12/31/2021	11.07	1.46	0.29	1.75	(1.31)	0.00	(1.31)

12/31/2020	10.79	0.39	0.40	0.79	(0.51)	0.00	(0.51)

12/31/2019	9.93	0.33	0.84	1.17	(0.31)	0.00	(0.31)

12/31/2018	10.85	0.48	(1.06)	(0.58)	(0.34)	0.00	(0.34)
Advisor Class

01/01/2023 - 06/30/2023+	8.76	0.08	0.24	0.32	(0.13)	0.00	(0.13)

12/31/2022	11.66	0.64	(1.95)	(1.31)	(0.76)	(0.83)	(1.59)

12/31/2021	11.21	1.30	0.45	1.75	(1.30)	0.00	(1.30)

12/31/2020	10.92	0.39	0.40	0.79	(0.50)	0.00	(0.50)

12/31/2019	10.05	0.32	0.85	1.17	(0.30)	0.00	(0.30)

12/31/2018	10.97	0.47	(1.06)	(0.59)	(0.33)	0.00	(0.33)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio. Additionally, excludes initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

(e)

Ratios shown do not include expenses of the investment companies in which the Portfolio may invest. See Note 8, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

(f)	Includes in-kind purchases and sales of underlying funds. Please see Note 4, Investments in Securities, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.95	3.74%	$9,749	0.335	%*	0.425	%*	0.335	%*	0.425	%*	2.03	%*	25%

8.76	(11.66)	9,740	0.315		0.425		0.315		0.425		6.36		84

11.66	16.41	15,277	0.295		0.425		0.295		0.425		11.36		88

11.20	8.17	14,097	0.325		0.425		0.325		0.425		4.22		141	(f)

10.91	11.92	11,788	0.275		0.425		0.275		0.425		3.36		31

10.05	(5.20)	10,616	0.305		0.425		0.305		0.425		4.78		37

9.04	3.61	55,478	0.785	*	0.875	*	0.785	*	0.875	*	1.57	*	25

8.84	(12.12)	61,421	0.765		0.875		0.765		0.875		6.18		84

11.76	15.90	78,418	0.745		0.875		0.745		0.875		10.91		88

11.29	7.74	71,618	0.775		0.875		0.775		0.875		3.57		141	(f)

10.99	11.44	74,777	0.725		0.875		0.725		0.875		2.88		31

10.12	(5.59)	73,521	0.755		0.875		0.755		0.875		4.62		37

8.81	3.74	69,472	0.485	*	0.575	*	0.485	*	0.575	*	1.88	*	25

8.62	(11.84)	66,927	0.465		0.575		0.465		0.575		6.71		84

11.51	16.23	76,996	0.445		0.575		0.445		0.575		12.62		88

11.07	8.01	381,112	0.475		0.575		0.475		0.575		3.85		141	(f)

10.79	11.90	426,305	0.425		0.575		0.425		0.575		3.14		31

9.93	(5.41)	444,136	0.455		0.575		0.455		0.575		4.56		37

8.95	3.63	149,956	0.585	*	0.675	*	0.585	*	0.675	*	1.77	*	25

8.76	(11.87)	147,977	0.565		0.675		0.565		0.675		6.45		84

11.66	16.04	183,020	0.545		0.675		0.545		0.675		11.11		88

11.21	7.91	167,756	0.575		0.675		0.575		0.675		3.78		141	(f)

10.92	11.74	180,653	0.525		0.675		0.525		0.675		3.06		31

10.05	(5.45)	178,643	0.555		0.675		0.555		0.675		4.38		37

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	11

Statement of Assets and Liabilities	PIMCO All Asset Portfolio	June 30, 2023	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$631
Investments in Affiliates	284,123
Cash	1
Receivable for investments in Affiliates sold	85
Receivable for Portfolio shares sold	260
Dividends receivable from Affiliates	519
Reimbursement receivable from PIMCO	20
Total Assets	285,639

Liabilities:
Payable for investments in Affiliates purchased	$654
Payable for Portfolio shares redeemed	160
Accrued investment advisory fees	44
Accrued supervisory and administrative fees	62
Accrued distribution fees	45
Accrued servicing fees	19
Total Liabilities	984

Net Assets	$284,655

Net Assets Consist of:

Paid in capital	$374,016
Distributable earnings (accumulated loss)	(89,361)

Net Assets	$284,655

Net Assets:
Institutional Class	$9,749
Class M	55,478
Administrative Class	69,472

Advisor Class	149,956

Shares Issued and Outstanding:
Institutional Class	1,089
Class M	6,139
Administrative Class	7,888
Advisor Class	16,753

Net Asset Value Per Share Outstanding(a):
Institutional Class	$8.95
Class M	9.04
Administrative Class	8.81
Advisor Class	8.95

Cost of investments in securities	$631
Cost of investments in Affiliates	$295,740

* Includes repurchase agreements of:	$631

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO All Asset Portfolio

Six Months Ended June 30, 2023 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$8
Dividends from Investments in Affiliates	3,408
Total Income	3,416

Expenses:

Investment advisory fees	253
Supervisory and administrative fees	362
Distribution and/or servicing fees - Class M	131
Distribution and/or servicing fees - Administrative Class	52
Distribution and/or servicing fees - Advisor Class	189
Trustee fees	6
Interest expense	1
Total Expenses	994
Waiver and/or Reimbursement by PIMCO	(134)
Net Expenses	860

Net Investment Income (Loss)	2,556

Net Realized Gain (Loss):
Investments in Affiliates	(6,399)

Net Realized Gain (Loss)	(6,399)

Net Change in Unrealized Appreciation (Depreciation):

Investments in Affiliates	14,274

Net Change in Unrealized Appreciation (Depreciation)	14,274

Net Increase (Decrease) in Net Assets Resulting from Operations	$10,431

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	13

Statements of Changes in Net Assets	PIMCO All Asset Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$2,556	$20,113
Net realized gain (loss)	(6,399)	(20,783)
Net change in unrealized appreciation (depreciation)	14,274	(40,864)

Net Increase (Decrease) in Net Assets Resulting from Operations	10,431	(41,534)

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(153)	(2,044)
Class M	(786)	(10,652)
Administrative Class	(1,041)	(11,249)
Advisor Class	(2,141)	(24,956)

Total Distributions(a)	(4,121)	(48,901)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(7,720)	22,789

Total Increase (Decrease) in Net Assets	(1,410)	(67,646)

Net Assets:

Beginning of period	286,065	353,711
End of period	$284,655	$286,065

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 12, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO All Asset Portfolio	June 30, 2023	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 0.2%

SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS (c) 0.2%
		$631

Total Short-Term Instruments (Cost $631)		631

Total Investments in Securities (Cost $631)		631

INVESTMENTS IN AFFILIATES 99.8%

MUTUAL FUNDS (a) 99.2%

PIMCO All Asset: Multi-RAE PLUS Fund	5,423,453	54,180

PIMCO All Asset: Multi-Real Fund	4,179,275	36,360

PIMCO Emerging Markets Bond Fund	1,328,157	10,705

PIMCO Emerging Markets Currency and Short-Term Investments Fund	1,106,166	8,285

PIMCO Emerging Markets Local Currency and Bond Fund	2,324,726	13,600

PIMCO Extended Duration Fund	443,457	7,051

PIMCO High Yield Fund	300,231	2,303

PIMCO Income Fund	346,207	3,604

PIMCO International Bond Fund (U.S. Dollar-Hedged)	1,332,992	12,650

PIMCO Investment Grade Credit Bond Fund	135,793	1,191

PIMCO Long Duration Total Return Fund	1,052,544	7,747

	SHARES	MARKET VALUE (000S)

PIMCO Long-Term Credit Bond Fund	206,220	$1,846

PIMCO Long-Term Real Return Fund	409,608	5,497

PIMCO Long-Term U.S. Government Fund	527,044	8,090

PIMCO Low Duration Fund	2,566,095	23,121

PIMCO RAE Emerging Markets Fund	761,118	7,177

PIMCO RAE Fundamental Advantage PLUS Fund	1,296,997	10,376

PIMCO RAE International Fund	578,055	4,676

PIMCO RAE PLUS EMG Fund	294,101	1,882

PIMCO RAE PLUS International Fund	312,865	2,137

PIMCO RAE US Fund	260,256	3,295

PIMCO RAE US Small Fund	145,930	1,248

PIMCO RAE Worldwide Long/Short PLUS Fund	1,391,603	10,618

PIMCO Real Return Fund	763,251	7,617

PIMCO RealEstateRealReturn Strategy Fund	154,409	3,576

PIMCO StocksPLUS Long Duration Fund	1,355	21

PIMCO Total Return Fund	2,938,242	24,946

PIMCO TRENDS Managed Futures Strategy Fund	776,272	8,624

Total Mutual Funds (Cost $294,040)		282,423

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.6%

MUTUAL FUNDS 0.6%

PIMCO Government Money Market Fund
5.210% (a)(b)	1,699,854	$1,700

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%

PIMCO Short-Term Floating NAV Portfolio III	11	0

Total Short-Term Instruments (Cost $1,700)		1,700

Total Investments in Affiliates (Cost $295,740)		284,123

Total Investments 100.0% (Cost $296,371)		$284,754

Other Assets and Liabilities, net 0.0%		(99)

Net Assets 100.0%		$284,655

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.
(b)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.400%	06/30/2023	07/03/2023	$631	U.S. Treasury Notes 1.625% due 10/31/2026	$(644)	$631	$631

Total Repurchase Agreements						$(644)	$631	$631

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$631	$0	$0	$631	$(644)	$(13)

Total Borrowings and Other Financing Transactions	$631	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	15

Schedule of Investments	PIMCO All Asset Portfolio	(Cont.)	June 30, 2023	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$631	$0	$631

	$0	$631	$0	$631

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Investments in Affiliates, at Value
Mutual Funds	$282,423	$0	$0	$282,423
Short-Term Instruments
Mutual Funds	1,700	0	0	1,700

	$284,123	$0	$0	$284,123

Total Investments	$284,123	$631	$0	$284,754

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements	June 30, 2023	(Unaudited)

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Class M, Administrative Class and Advisor Class shares of the PIMCO All Asset Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio. Research Affiliates, LLC (“Research Affiliates”) serves as the asset allocation sub-adviser to the Portfolio.

The Portfolio may invest substantially all or a significant portion of its assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of PIMCO Funds, PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company, except other funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (collectively, “Underlying PIMCO Funds”).

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

(b) Multi-Class Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(c) Distributions to Shareholders  Distributions from net investment income, if any, are declared and distributed to shareholders quarterly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. A Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be

SEMIANNUAL REPORT	|	JUNE 30, 2023	17

Notes to Financial Statements	(Cont.)

different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain Portfolios, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(d) New Accounting Pronouncements and Regulatory Updates  In March 2020, the Financial Accounting Standards Board (“FASB”)

issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. In December 2022, FASB issued ASU 2022-06, which includes amendments to extend the duration of the LIBOR transition relief to December 31, 2024, after which entities will no longer be permitted to apply the reference rate reform relief. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Portfolio’s investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Portfolio’s financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will change the disclosures provided to shareholders. The rule is effective as of January 24, 2023, but the SEC is providing an 18-month compliance period after the effective date other than for rule amendments addressing fee and expense information in advertisements that might be materially misleading. At this time, management is evaluating the implications of these changes on the financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business days after the trade date (T+1). The effective date was May 5, 2023, and the compliance date for the amendments is May 28, 2024.

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At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The NAV of the Portfolio’s shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

The assets of the Portfolio consist of shares of the Underlying PIMCO Funds, which are valued at their respective NAVs at the time of valuation of the Portfolio’s shares. For purposes of calculating the NAV of the Underlying PIMCO Funds, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or

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Notes to Financial Statements	(Cont.)

securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of an Underlying PIMCO Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio invests in Underlying PIMCO Funds that hold foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s and Underlying PIMCO Funds’ NAVs that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that an Underlying PIMCO Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by an Underlying PIMCO Fund may differ from the value that would be realized if the securities were sold. An Underlying PIMCO Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other

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assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Investments in Affiliates

The Portfolio invests under normal circumstances substantially all or a significant portion of its assets in Underlying PIMCO Funds which are considered to be affiliated with the Portfolio. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended June 30, 2023 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO All Asset: Multi-RAE PLUS Fund	$58,259	$514	$(9,388)	$(984)	$5,779	$54,180	$0	$0

PIMCO All Asset: Multi-Real Fund	42,949	4,926	(12,250)	(1,955)	2,690	36,360	0	0

PIMCO Emerging Markets Bond Fund	15,331	2,031	(6,791)	(268)	402	10,705	434	0

PIMCO Emerging Markets Currency and Short-Term Investments Fund	6,418	2,087	(319)	(9)	108	8,285	234	0

PIMCO Emerging Markets Local Currency and Bond Fund	14,958	692	(2,954)	(289)	1,193	13,600	406	0

PIMCO Extended Duration Fund	4,478	2,655	(273)	(69)	260	7,051	58	0

PIMCO Government Money Market Fund	1,706	19,752	(19,758)	0	0	1,700	36	0

PIMCO High Yield Fund	0	2,809	(509)	(1)	4	2,303	19	0

PIMCO Income Fund	3,583	1,108	(1,105)	(4)	22	3,604	116	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	4,375	8,685	(484)	(28)	102	12,650	102	0

PIMCO Investment Grade Credit Bond Fund	1,900	35	(776)	(131)	163	1,191	35	0

PIMCO Long Duration Total Return Fund	7,151	1,750	(1,405)	(112)	363	7,747	133	0

PIMCO Long-Term Credit Bond Fund	0	1,909	(30)	(2)	(31)	1,846	17	0

PIMCO Long-Term Real Return Fund	7,244	273	(2,172)	(137)	289	5,497	155	0

PIMCO Long-Term U.S. Government Fund	4,762	3,519	(261)	(26)	96	8,090	95	0

PIMCO Low Duration Fund	21,153	13,420	(11,261)	(260)	69	23,121	427	0

PIMCO RAE Emerging Markets Fund	6,391	1,294	(1,152)	(97)	741	7,177	0	0

PIMCO RAE Fundamental Advantage PLUS Fund	9,839	2,745	(849)	(38)	(1,321)	10,376	462	0

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Notes to Financial Statements	(Cont.)

Underlying PIMCO Funds	Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO RAE International Fund	$6,381	$307	$(2,581)	$(15)	$584	$4,676	$0	$0

PIMCO RAE PLUS EMG Fund	1,806	16	(83)	1	142	1,882	16	0

PIMCO RAE PLUS International Fund	2,031	24	(96)	(34)	212	2,137	24	0

PIMCO RAE US Fund	2,008	2,963	(1,713)	(101)	138	3,295	0	0

PIMCO RAE US Small Fund	4,028	31	(2,903)	(167)	259	1,248	0	0

PIMCO RAE Worldwide Long/Short PLUS Fund	9,895	1,704	(1,037)	(47)	103	10,618	18	0

PIMCO Real Return Fund	7,824	1,402	(1,617)	(39)	47	7,617	139	0

PIMCO RealEstateRealReturn Strategy Fund	4,336	147	(1,074)	(71)	238	3,576	0	0

PIMCO Short-Term Floating NAV Portfolio III	0	0	0	0	0	0	0	0

PIMCO StocksPLUS Long Duration Fund	1,595	1,703	(3,527)	(617)	867	21	1	0

PIMCO Total Return Fund	23,944	10,750	(9,719)	(430)	401	24,946	481	0

PIMCO TRENDS Managed Futures Strategy Fund	11,156	1,239	(3,656)	(469)	354	8,624	0	0

Totals	$285,501	$90,490	$(99,743)	$(6,399)	$14,274	$284,123	$3,408	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio (and where applicable, certain Underlying PIMCO Funds) may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of

Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Interfund Lending  In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2023, the Portfolio did not participate in the Interfund Lending Program.

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6. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. The principal risks of investing in the Portfolio include risks from direct investments and/or for certain Portfolios that invest in Acquired Funds or Underlying PIMCO Funds, indirect exposure through investment in such Acquired Funds or Underlying PIMCO Funds. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

The following risks are principal risks of investing in the Portfolio.

Allocation Risk  is the risk that the Portfolio could lose money as a result of less than optimal or poor asset allocation decisions. The Portfolio could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Fund of Funds Risk  is the risk that the Portfolio’s performance is closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds and that the ability of a Portfolio to achieve its investment objective will depend upon the ability of the Underlying PIMCO Funds to achieve their investment objectives.

The following risks are principal risks of investing in the Portfolio that include risks from direct investments and/or indirect exposure through investment in Acquired Funds.

Market Trading Risk  is the risk that an active secondary trading market for shares of an Underlying PIMCO Fund that is an exchange- traded fund does not continue once developed, that such Underlying PIMCO Fund may not continue to meet a listing exchange’s trading or listing requirements, or that such Underlying PIMCO Fund’s shares trade at prices other than the Fund’s net asset value, particularly during times of market stress.

Municipal Project-Specific Risk  is the risk that an Underlying PIMCO Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of specific projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state.

Municipal Bond Risk  is the risk that an Underlying PIMCO Fund may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”) to pay interest or repay principal.

Interest Rate Risk  is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Distressed Company Risk  is the risk that securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risk than a portfolio that does not invest in such securities. Securities of distressed companies include both debt and equity securities. Debt securities of distressed companies are considered predominantly speculative with respect to the issuers’ continuing ability to make principal and interest payments.

Market Risk  is the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, major litigation, investigations or other controversies, changes in financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives, financial leverage, reputation or reduced demand for the issuer’s goods or services.

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Notes to Financial Statements	(Cont.)

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities), and other similar investments including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar investment may also create margin delivery or settlement payment obligations for the Portfolio. An Underlying PIMCO Fund’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. The primary credit risk on derivatives that are exchange- traded or traded through a central clearing counterparty, resides with the Portfolio’s clearing broker, or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Underlying PIMCO Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Futures Contract Risk  is the risk that, while the value of a futures contract tends to correlate with the value of the underlying asset that it represents, differences between the futures market and the market for the underlying asset may result in an imperfect correlation. Futures contracts may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. The purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

Model Risk  is the risk that an Underlying PIMCO Fund’s investment models used in making investment allocation decisions, and the indexation methodologies used in constructing an underlying index for an Underlying PIMCO Fund that seeks to track the investment results of such underlying index, may not adequately take into account certain factors and may result in a decline in the value of an investment in the Underlying PIMCO Fund.

Commodity Risk  is the risk that investing in commodity-linked derivative instruments may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity- linked derivative instruments may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, changes in storage costs, availability of transportation systems and international economic, political and regulatory developments.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Real Estate Risk  is the risk that a Portfolio’s investments in Real Estate Investment Trusts (“REITs”) or real estate-linked derivative instruments will subject the Portfolio to risks similar to those associated with direct

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ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Portfolio’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject a Portfolio to liquidity and valuation risk.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Smaller Company Risk  is the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Portfolio’s investments in smaller companies subject it to greater levels of credit, market and issuer risk.

Issuer Non-Diversification Risk  is the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Portfolios that are

“non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than portfolios that are “diversified”.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO, or Research Affiliates, and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO or Research Affiliates to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk  is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Tax Risk  is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Portfolio’s taxable income or gains and distributions.

Subsidiary Risk  is the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a “Subsidiary”), the Portfolio is indirectly exposed to the risks associated with a Subsidiary’s investments. The Subsidiaries are not registered under the Act and may not be subject to all the investor protections of the Act. There is no guarantee that the investment objective of a Subsidiary will be achieved.

Value Investing Risk  is the risk that a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Convertible Securities Risk  is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

Exchange-Traded Fund Risk  is the risk that an exchange-traded fund may not track the performance of the index it is designed to track, among other reasons, because of exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to the Portfolio invested in the exchange-traded fund.

SEMIANNUAL REPORT	|	JUNE 30, 2023	25

Notes to Financial Statements	(Cont.)

Tracking Error Risk  is the risk that the portfolio of an Underlying PIMCO Fund that seeks to track the investment results of an underlying index may not closely track the underlying index for a number of reasons. The Underlying PIMCO Fund incurs operating expenses, which are not applicable to the underlying index, and the costs of buying and selling securities, especially when rebalancing the Underlying PIMCO Fund’s portfolio to reflect changes in the composition of the underlying index. Performance of the Underlying PIMCO Fund and the underlying index may vary due to asset valuation differences and differences between the Underlying PIMCO Fund’s portfolio and the underlying index due to legal restrictions, cost or liquidity restraints. The risk that performance of the Underlying PIMCO Fund and the underlying index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, an Underlying PIMCO Fund’s use of a representative sampling approach may cause the Underlying PIMCO Fund to be less correlated to the return of the underlying index than if the Underlying PIMCO Fund held all of the securities in the underlying index.

Indexing Risk  is the risk that an Underlying PIMCO Fund that seeks to track the investment results of an underlying index is negatively affected by general declines in the asset classes represented by the underlying index.

LIBOR Transition Risk  is the risk related to the anticipated discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by an Underlying PIMCO Fund rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on the Underlying PIMCO Fund, or on certain instruments in which the Underlying PIMCO Fund invests, which can be difficult to ascertain and could result in losses to the Underlying PIMCO Fund.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruption Risk  The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/ environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets  Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk  An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which

26	PIMCO VARIABLE INSURANCE TRUST

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could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk  As the use of technology has become more prevalent in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

7. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a

SEMIANNUAL REPORT	|	JUNE 30, 2023	27

Notes to Financial Statements	(Cont.)

claim to Portfolio assets in the segregated account. Portability of exposure reduces risk to the Portfolio. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets

(the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Class M	Administrative Class	Advisor Class
0.175%	0.25%	0.25%	0.25%	0.25%

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for each of the Advisor Class and Class M shares of the Portfolio (the “Distribution and Servicing Plans”). The Distribution and Servicing Plans have been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plans permit the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class and Class M shares. The Distribution and Servicing Plans permit the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class or Class M shares, respectively. The Distribution and Servicing Plan for Class M shares also permits the Portfolio to compensate the Distributor for providing or procuring administrative, recordkeeping, and other investor services at an annual rate of up to 0.20% of its average daily net assets attributable to its Class M shares.

	Distribution Fee	Servicing Fee

Class M	0.25%	0.20%

Administrative Class	—	0.15%

Advisor Class	0.25%	—

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(d) Portfolio Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through May 1, 2024, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2023, there were no waivers.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed as set forth above (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of June 30, 2023, there were no recoverable amounts.

(f) Acquired Fund Fees and Expenses  Underlying PIMCO Fund expenses incurred by the Portfolio, if any, will vary with changes in the expenses of the Underlying PIMCO Funds, as well as the allocation of the Portfolio’s assets.

The cost of investing in a fund of funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in a fund of funds, an investor will indirectly bear fees and expenses charged by Underlying PIMCO Funds in addition to the Portfolio’s direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to the shareholders and may therefore increase the amount of taxes payable by shareholders.

PIMCO has contractually agreed, through May 1, 2024, to waive its Investment Advisory Fee to the extent that the Investment Advisory Fees, Supervisory and Administrative Fees and Management Fees charged by PIMCO to the Underlying PIMCO Funds exceed 0.64% of the total assets invested in Underlying PIMCO Funds. This waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. In any month in which the investment advisory contract is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the Investment Advisory Fee waived as set forth above (the “Asset Allocation Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any Underlying PIMCO Fund Fees exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Asset Allocation Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The recoverable amounts to PIMCO as of June 30, 2023 were (amounts in thousands†):

12 months	13-24 months	25-36 months	Total
$574	$350	$302	$1,226

†	A zero balance may reflect actual amounts rounding to less than one thousand.

The waivers are reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2023, the amount was $134,159.

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Notes to Financial Statements	(Cont.)

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 8, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2023, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$0	$0	$70,738	$79,985

†	A zero balance may reflect actual amounts rounding to less than one thousand.

12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2023 (Unaudited)		Year Ended 12/31/2022

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	95	$847	127	$1,223

Class M	117	1,065	671	6,686

Administrative Class	831	7,366	2,479	24,710

Advisor Class	1,434	12,879	1,287	13,405
Issued as reinvestment of distributions

Institutional Class	17	153	212	2,044

Class M	88	786	1,098	10,652

Administrative Class	120	1,041	1,191	11,249

Advisor Class	243	2,141	2,598	24,956
Cost of shares redeemed

Institutional Class	(135)	(1,209)	(537)	(4,976)

Class M	(1,016)	(9,211)	(1,490)	(14,356)

Administrative Class	(830)	(7,288)	(2,595)	(25,756)

Advisor Class	(1,824)	(16,290)	(2,676)	(27,048)
Net increase (decrease) resulting from Portfolio share transactions	(860)	$(7,720)	2,365	$22,789

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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As of June 30, 2023, three shareholders each owned 10% or more of the Portfolio’s total outstanding shares comprising 46% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2023, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Portfolio, through the Underlying PIMCO Funds, may gain exposure to the commodities markets primarily through investment in swap agreements, futures and options. The Underlying PIMCO Funds may also gain exposure indirectly to commodity markets by investing in a subsidiary (“Commodity Subsidiary”) which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by the Portfolio, is not qualifying income under Subchapter M of the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income. Based on the reasoning in such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in the Commodity Subsidiary and perhaps through commodity-linked notes and through investments in the Commodity Subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act.

The IRS issued in September 2016 proposed regulations that would have generally treated the Portfolio’s income inclusion (under Subpart F of the Code) with respect to the Commodity Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Commodity Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Portfolio is treated as qualifying dividends; and (iii) that income inclusion by a Portfolio of its Commodity Subsidiary’s earnings would be treated as other qualifying income if derived with respect to the Portfolio’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Portfolio’s investments in the Commodity Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio or an Underlying PIMCO Fund to operate as described in its prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as ordinary income for Federal income tax purposes.

SEMIANNUAL REPORT	|	JUNE 30, 2023	31

Notes to Financial Statements	(Cont.)	June 30, 2023	(Unaudited)

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, the Portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended December 31, 2022, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$ 21,893	$ 36,709

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2023, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$309,662	$3,587	$(28,495)	$(24,908)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

32	PIMCO VARIABLE INSURANCE TRUST

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

FICC	Fixed Income Clearing Corporation

Currency Abbreviations:

USD (or $)	United States Dollar

Other Abbreviations:

TBA	To-Be-Announced

SEMIANNUAL REPORT	|	JUNE 30, 2023	33

Liquidity Risk Management Program	(Unaudited)

In compliance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended (“1940 Act”), PIMCO Variable Insurance Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for each series of the Trust (each a “Portfolio” and collectively, the “Portfolios”) not regulated as a money market fund under 1940 Act Rule 2a-7, which is reasonably designed to assess and manage the Portfolios’ liquidity risk. The Trust’s Board of Trustees (the “Board”) previously approved the designation of the PIMCO Liquidity Risk Committee (the “Administrator”) as Program administrator. The PIMCO Liquidity Risk Committee consists of senior members from certain PIMCO business areas, such as Portfolio Risk Management, Americas Operations, Compliance, Account Management and Portfolio Management, and is advised by members of PIMCO Legal.

A Portfolio’s “liquidity risk” is the risk that the Portfolio could not meet requests to redeem shares issued by the Portfolio without significant dilution of the remaining investors’ interests in the Portfolio. In accordance with the Program, each Portfolio’s liquidity risk is assessed no less frequently than annually taking into consideration a variety of factors, including, as applicable, the Portfolio’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions. Each Portfolio portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. Each Portfolio has adopted a “Highly Liquid Investment Minimum” (or “HLIM”), which is a minimum amount of Portfolio net assets to be invested in highly liquid investments that are assets. As required under the Liquidity Rule, each Portfolio’s HLIM is periodically reviewed, no less frequently than annually, and the Portfolios have adopted policies and procedures for responding to a shortfall of a Portfolio’s highly liquid investments below its HLIM. The Liquidity Rule also limits the Portfolios’ investments in illiquid investments by prohibiting a Portfolio from acquiring any illiquid investment if, immediately after the acquisition, the Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. Certain non-public reporting is generally required if a Portfolio’s holdings of illiquid investments that are assets were to exceed 15% of Portfolio net assets.

At a meeting of the Board held on February 7-8, 2023, the Board received a report (the “Report”) from the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the 12-month period ended December 31, 2022. The Report reviewed the operation of the Program’s components during such period and stated that the Program is operating effectively to assess and manage each Portfolio’s liquidity risk and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Portfolio’s liquidity developments. This has remained true for the 12-month period ended June 30, 2023.

34	PIMCO VARIABLE INSURANCE TRUST

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended June 30, 2023 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO All Asset Portfolio

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2023	$0.1104	$0.0000	$0.0000	$0.1104

June 2023	$0.0251	$0.0000	$0.0000	$0.0251

Class M	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2023	$0.1030	$0.0000	$0.0000	$0.1030

June 2023	$0.0146	$0.0000	$0.0000	$0.0146

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2023	$0.1081	$0.0000	$0.0000	$0.1081

June 2023	$0.0217	$0.0000	$0.0000	$0.0217

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2023	$0.1064	$0.0000	$0.0000	$0.1064

June 2023	$0.0195	$0.0000	$0.0000	$0.0195

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio’s net income, yield, earnings or investment performance.

SEMIANNUAL REPORT	|	JUNE 30, 2023	35

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Asset Allocation Sub-Adviser

Research Affiliates, LLC

620 Newport Center Drive, Suite 900

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

1100 Main Street, Suite 400

Kansas City, MO 64105

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Portfolio listed on the Report cover.

pimco.com/pvit

PVIT02SAR_063023

PIMCO VARIABLE INSURANCE TRUST

Semiannual Report

June 30, 2023

PIMCO Balanced Allocation Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Market Insights

Dear Shareholder,

This semiannual report covers the six-month reporting period ended June 30, 2023 (the “reporting period”). On the subsequent pages, you will find details regarding investment results and a discussion of certain factors that affected performance during the reporting period.

Amid elevated inflation in many countries during the reporting period, the global economy faced challenges from higher interest rates, tighter credit conditions stemming from the turmoil in the banking sector (especially in the United States (“U.S.”)), and geopolitical concerns. While the U.S. economy showed signs of resilience, some European economies experienced slower growth over the reporting period.

Continued central bank efforts to combat inflation

While inflation remained elevated over the reporting period, many central banks raised interest rates to rein in rising prices. The U.S. Federal Reserve (the “Fed”) raised the federal funds rate at 10 consecutive meetings, beginning in March 2022 through May 2023. In June 2023, the Fed then paused from raising rates in order to “assess additional information and its implications for monetary policy.” Meanwhile, the Bank of England and European Central Bank raised interest rates for the 13th and eighth consecutive time, respectively, as of June 2023. In contrast, the Bank of Japan maintained its accommodative monetary policy stance.

Mixed financial market returns

The yield on the benchmark 10-year U.S. Treasury declined over the reporting period, while 10-year bond yields in most other developed market countries increased. The overall global credit bond market delivered positive total returns. Higher-rated global bonds underperformed lower-rated bonds. Global equities rallied, while commodity prices were volatile and produced mixed returns. The U.S. dollar weakened against the euro and the British pound, but appreciated against the Japanese yen.

Amid evolving conditions, we will continue to work diligently to navigate global markets and manage the assets that you have entrusted with us. We encourage you to speak with your financial advisor about your goals, and visit global.pimco.com for our latest insights.

Sincerely, Peter G. Strelow Chairman of the Board PIMCO Variable Insurance Trust

Total Returns of Certain Asset Classes for the Period Ended June 30, 2023

Asset Class (as measured by, currency)	Six-Month

U.S. large cap equities (S&P 500 Index, USD)	16.89%

Global equities (MSCI World Index, USD)	15.09%

European equities (MSCI Europe Index, EUR)	11.12%

Emerging market equities (MSCI Emerging Markets Index, EUR)	4.89%

Japanese equities (Nikkei 225 Index, JPY)	28.65%

Emerging market local bonds (JPMorgan Government Bond Index-Emerging Markets Global Diversified Index, USD Unhedged)	7.79%

Emerging market external debt (JPMorgan Emerging Markets Bond Index (EMBI) Global, USD Hedged)	3.81%

Below investment grade bonds (ICE BofAML Developed Markets High Yield Constrained Index, USD Hedged)	5.45%

Global investment grade credit bonds (Bloomberg Global Aggregate Credit Index, USD Hedged)	3.00%

Fixed-rate, local currency government debt of investment grade countries (Bloomberg Global Treasury Index, USD Hedged)	3.13%

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Statements concerning financial market trends are based on current market conditions, which will fluctuate. There is no guarantee that these investment strategies will work under all market conditions or are appropriate for all investors and each investor should evaluate their ability to invest for the long-term, especially during periods of downturn in the market. Outlook and strategies are subject to change without notice.

2	PIMCO VARIABLE INSURANCE TRUST

Important Information About the PIMCO Balanced Allocation Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Balanced Allocation Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that equity funds and bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that equity funds and bond funds are subject to notable risks.

Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic, and industry conditions. The values of equity securities, such as common stocks and preferred securities, have historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously. The market price of equity securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

Bond funds and fixed income securities are subject to a variety of risks, including interest rate risk, liquidity risk and market risk. In an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, continue to increase. In efforts to combat inflation, the U.S. Federal Reserve raised interest rates multiple times in 2022 and 2023. Thus, the Portfolio currently faces a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter duration. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Allocation Breakdown and Schedule of Investments sections of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

SEMIANNUAL REPORT	|	JUNE 30, 2023	3

Important Information About the PIMCO Balanced Allocation Portfolio	(Cont.)

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that have provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European, and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of the Portfolio and its shareholders.

The Portfolio may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Portfolio or a reduction in the effectiveness of related Portfolio transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Portfolio that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Portfolio.

U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S.

banks, which could be harmful to the Portfolio and issuers in which it invests. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, continued volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Portfolio and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart reflects only Administrative Class performance. Performance may vary by share class based on each class’s expense ratios. The Portfolio measures its performance against at least one broad-based securities market index (“benchmark index”). The benchmark index does not take into account fees, expenses, or taxes. The Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. There is no assurance that the Portfolio, even if the Portfolio has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Portfolio’s total return in excess of that of the Portfolio’s benchmark between reporting periods or 2) the Portfolio’s total return in excess of the Portfolio’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Portfolio’s

4	PIMCO VARIABLE INSURANCE TRUST

performance as compared to one or more previous reporting periods. Historical performance for the Portfolio or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

The following table discloses the inception dates of the Portfolio and its share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Administrative Class	Diversification Status
PIMCO Balanced Allocation Portfolio	04/27/12	04/27/12	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”),

any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

SEC rules allow shareholder reports to be delivered to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Investors may elect to receive all future reports in paper free of charge by contacting their insurance company. Any election to receive reports in paper will apply to all portfolio companies available under the investor’s contract at the insurance company.

In May 2022, the SEC proposed amendments to a current rule governing portfolio naming conventions. In general, the current rule requires portfolios with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The proposed amendments would expand the scope of the current rule in a number of ways that would result in an expansion of the types of portfolio names that would require the portfolio to adopt an 80% investment policy under the rule. Additionally, the proposed amendments would modify the circumstances under which a portfolio may deviate from its 80% investment policy and address the use and valuation of derivatives instruments for purposes of the rule. The proposal’s impact on the Portfolio will not be known unless and until any final rulemaking is adopted.

In May 2022, the SEC proposed a framework that would require certain registered portfolios (such as the Portfolio) to disclose their environmental, social, and governance (“ESG”) investing practices.

SEMIANNUAL REPORT	|	JUNE 30, 2023	5

Important Information About the PIMCO Balanced Allocation Portfolio	(Cont.)

Among other things, the proposed requirements would mandate that portfolios meeting three pre-defined classifications (i.e., integrated, ESG focused and/or impact funds) provide prospectus and shareholder report disclosure related to the ESG factors, criteria and processes used in managing the portfolio. The proposal’s impact on the Portfolio will not be known unless and until any final rulemaking is adopted.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will impact the disclosures provided to shareholders. The rule amendments are effective as of January 24, 2023, but the SEC is providing an 18-month compliance period following the effective date for such amendments other than those addressing fee and expense information in advertisements that might be materially misleading.

In November 2022, the SEC proposed rule amendments which, among other things, would require funds to adopt swing pricing in order to mitigate dilution of shareholders’ interests in a fund by requiring the adjustment of fund net asset value per share to pass on costs stemming from shareholder purchase or redemption activity. In addition the proposed rule would amend the liquidity rule framework. The proposal’s impact on the Portfolio will not be known unless and until any final rulemaking is adopted.

In November 2022, the SEC adopted amendments to Form N-PX under the Act to improve the utility to investors of proxy voting information reported by mutual funds, ETFs and certain other funds. The rule amendments will expand the scope of funds’ Form N-PX reporting obligations, subject managers to Form N-PX reporting obligations for “Say on Pay” votes, enhance Form N-PX disclosures, permit joint reporting by funds, managers and affiliated managers on Form N-PX; and require website availability of fund proxy voting records. The amendments will become effective on July 1, 2024. Funds and managers will be required to file their first reports covering the period from July 1, 2023 to June 30, 2024 on amended Form N-PX by August 31, 2024.

6	PIMCO VARIABLE INSURANCE TRUST

PIMCO Balanced Allocation Portfolio

Cumulative Returns Through June 30, 2023

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown as of June 30, 2023†§

Short-Term Instruments‡	61.6%

U.S. Treasury Obligations	14.9%

U.S. Government Agencies	10.5%

Mutual Funds	7.0%

Corporate Bonds & Notes	3.8%

Asset-Backed Securities	1.9%

Other	0.3%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended June 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Inception≈
PIMCO Balanced Allocation Portfolio Administrative Class	9.43%	9.98%	5.06%	4.57%	3.75%
35% S&P 500 Index / 25% MSCI EAFE Index / 40% Bloomberg U.S. Aggregate Index±	9.57%	11.08%	5.99%	6.64%	6.77%♦

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

≈ For class inception dates please refer to the Important Information.

♦ Average annual total return since 04/27/2012.

± The benchmark is a blend of 35% S&P 500 Index / 25% MSCI EAFE Index / 40% Bloomberg U.S. Aggregate Index. S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. MSCI EAFE (Morgan Stanley Capital International Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. Bloomberg U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

It is not possible to invest directly in an unmanaged index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the prices of individual positions (which may be sourced from different pricing vendors or other sources) used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via (888) 87-PIMCO.

The Portfolio’s total annual operating expense ratio, as stated in the Portfolio’s currently-effective prospectus (as of the date of this report), which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund expenses), was 0.91% for Administrative Class shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO Balanced Allocation Portfolio seeks total return which exceeds that of its benchmark by investing, under normal circumstances, in equity derivatives and other equity-related investments that provide equity-related exposure equivalent to 50-70% of its net assets (such portion of the Portfolio’s portfolio, the “Equity Sleeve”) and the remainder of its net assets in a diversified portfolio of Fixed Income Instruments (such portion of the Portfolio’s portfolio, the “Fixed Income Sleeve”). “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current prospectus for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance (on a gross basis) during the reporting period:

»	Exposure to U.S. equities contributed to performance, as U.S. equities posted positive returns.

»	Exposure to Japanese equities contributed to performance, as Japanese equities posted positive returns.

»	Exposure to European equities contributed to performance, as European equities posted positive returns.

»	Exposure to Japanese yen detracted from performance, as the Japanese yen depreciated relative to the U.S. dollar.

»	Exposure to U.S. duration detracted from performance, as the short and intermediate portion of the U.S. treasury curve rose.

»	Exposure to high yield corporate credit detracted from performance, as select securities, particularly within the financials category, posted negative returns.

SEMIANNUAL REPORT	|	JUNE 30, 2023	7

Expense Example	PIMCO Balanced Allocation Portfolio

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held from January 1, 2023 to June 30, 2023 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)	Expenses Paid During Period*	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Administrative Class	$1,000.00	$1,094.30	$4.31	$1,000.00	$1,020.68	$4.16	0.83%

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

8	PIMCO VARIABLE INSURANCE TRUST

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL REPORT	|	JUNE 30, 2023	9

Financial Highlights	PIMCO Balanced Allocation Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Total
Administrative Class

01/01/2023 - 06/30/2023+	$7.81	$0.14	$0.59	$0.73	$(0.07)	$0.00	$(0.07)

12/31/2022	10.43	0.10	(1.76)	(1.66)	(0.08)	(0.88)	(0.96)

12/31/2021	10.33	0.02	1.07	1.09	(0.01)	(0.98)	(0.99)

12/31/2020	10.18	0.04	0.96	1.00	(0.10)	(0.75)	(0.85)

12/31/2019	8.74	0.17	1.48	1.65	(0.21)	0.00	(0.21)

12/31/2018	10.73	0.16	(0.73)	(0.57)	(0.13)	(1.29)	(1.42)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio. Additionally, excludes initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

(e)

Ratios shown do not include expenses of the investment companies in which the Portfolio may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$8.47	9.43%	$168,888	0.83	%*	0.87	%*	0.82	%*	0.86	%*	3.40%	201%

7.81	(16.12)	167,622	0.84		0.87		0.83		0.86		1.10	327

10.43	10.96	224,774	0.83		0.86		0.83		0.86		0.24	280

10.33	11.12	88,098	0.84		0.87		0.83		0.86		0.38	497

10.18	19.00	91,875	0.91		0.93		0.84		0.86		1.81	534

8.74	(5.59)	86,180	0.92		0.94		0.84		0.86		1.47	435

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	11

Statement of Assets and Liabilities	PIMCO Balanced Allocation Portfolio	June 30, 2023	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$128,923
Investments in Affiliates	53,735

Financial Derivative Instruments
Exchange-traded or centrally cleared	1,235
Cash	1
Deposits with counterparty	5,642
Foreign currency, at value	71
Receivable for TBA investments sold	26,310
Interest and/or dividends receivable	261
Dividends receivable from Affiliates	247
Reimbursement receivable from PIMCO	6
Total Assets	216,431

Liabilities:

Financial Derivative Instruments
Over the counter	$4
Payable for investments purchased	1,790
Payable for investments in Affiliates purchased	254
Payable for TBA investments purchased	44,488
Deposits from counterparty	751
Payable for Portfolio shares redeemed	129
Accrued investment advisory fees	97
Accrued supervisory and administrative fees	8
Accrued servicing fees	22
Total Liabilities	47,543

Net Assets	$168,888

Net Assets Consist of:

Paid in capital	$192,881
Distributable earnings (accumulated loss)	(23,993)

Net Assets	$168,888

Net Assets:

Administrative Class	$168,888

Shares Issued and Outstanding:

Administrative Class	19,943

Net Asset Value Per Share Outstanding(a):

Administrative Class	$8.47

Cost of investments in securities	$134,415
Cost of investments in Affiliates	$55,697
Cost of foreign currency held	$74
Cost or premiums of financial derivative instruments, net	$31

* Includes repurchase agreements of:	$71,610

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Balanced Allocation Portfolio

Six Months Ended June 30, 2023 (Unaudited) (Amounts in thousands†)

Investment Income:

Interest	$2,350
Dividends from Investments in Affiliates	1,216
Miscellaneous income	2
Total Income	3,568

Expenses:

Investment advisory fees	556
Supervisory and administrative fees	42
Distribution and/or servicing fees - Administrative Class	126
Trustee fees	4
Interest expense	12
Total Expenses	740
Waiver and/or Reimbursement by PIMCO	(32)
Net Expenses	708

Net Investment Income (Loss)	2,860

Net Realized Gain (Loss):

Investments in securities	(653)
Investments in Affiliates	(14)
Exchange-traded or centrally cleared financial derivative instruments	6,763
Over the counter financial derivative instruments	(7)
Foreign currency	(6)

Net Realized Gain (Loss)	6,083

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	835
Investments in Affiliates	109
Exchange-traded or centrally cleared financial derivative instruments	5,290
Over the counter financial derivative instruments	3
Foreign currency assets and liabilities	11

Net Change in Unrealized Appreciation (Depreciation)	6,248

Net Increase (Decrease) in Net Assets Resulting from Operations	$15,191

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	13

Statements of Changes in Net Assets	PIMCO Balanced Allocation Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$2,860	$2,055
Net realized gain (loss)	6,083	(23,904)
Net change in unrealized appreciation (depreciation)	6,248	(13,452)

Net Increase (Decrease) in Net Assets Resulting from Operations	15,191	(35,301)

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Administrative Class	(1,500)	(19,900)
Advisor Class	N/A	(1	)(a)

Total Distributions(b)	(1,500)	(19,901)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(12,425)	(3,149)

Total Increase (Decrease) in Net Assets	1,266	(58,351)

Net Assets:

Beginning of period	167,622	225,973
End of period	$168,888	$167,622

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Advisor Class Shares liquidated at the close of business on May 12, 2022.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Balanced Allocation Portfolio	June 30, 2023	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 76.4%

CORPORATE BONDS & NOTES 4.1%

BANKING & FINANCE 3.0%

American Express Co.
5.850% due 11/05/2027		$300	$307

Bank of America Corp.
1.658% due 03/11/2027 •		200	180
3.864% due 07/23/2024 •		200	200
3.950% due 04/21/2025		200	194

Barclays PLC
4.972% due 05/16/2029 •		200	189

BGC Partners, Inc.
5.375% due 07/24/2023		100	100

Blackstone Holdings Finance Co. LLC
5.900% due 11/03/2027		200	202

BPCE SA
4.625% due 07/11/2024		100	98

Broadstone Net Lease LLC
2.600% due 09/15/2031		100	72

Brookfield Finance, Inc.
4.850% due 03/29/2029		100	96

Carlyle Finance Subsidiary LLC
3.500% due 09/19/2029		100	88

CPI Property Group SA
1.625% due 04/23/2027	EUR	100	80

Credit Suisse AG AT1 Claim ^
		$400	16

Deutsche Bank AG
3.035% due 05/28/2032 •(b)		200	158

Discover Financial Services
4.500% due 01/30/2026		100	96

GLP Capital LP
5.250% due 06/01/2025		150	147

Goldman Sachs Group, Inc.
3.691% due 06/05/2028 •		400	376

HSBC Holdings PLC
4.300% due 03/08/2026		200	193
4.583% due 06/19/2029 •		200	188

ING Groep NV
4.100% due 10/02/2023		200	199

JPMorgan Chase & Co.
3.782% due 02/01/2028 •		300	285

Lloyds Banking Group PLC
4.450% due 05/08/2025		300	291

LXP Industrial Trust
2.375% due 10/01/2031		300	229

Mitsubishi UFJ Financial Group, Inc.
2.757% due 09/13/2026		200	183

NatWest Group PLC
1.642% due 06/14/2027 •		200	176

Realty Income Corp.
3.100% due 12/15/2029		100	88

Sabra Health Care LP
3.900% due 10/15/2029		100	82

Spirit Realty LP
4.000% due 07/15/2029		100	88

Sumitomo Mitsui Financial Group, Inc.
2.448% due 09/27/2024		200	192

Wells Fargo & Co.
3.196% due 06/17/2027 •		100	94
4.150% due 01/24/2029		200	190

			5,077

INDUSTRIALS 0.9%

Air Canada Pass-Through Trust
3.750% due 06/15/2029		66	60

American Airlines Pass-Through Trust
3.500% due 08/15/2033		167	137

British Airways Pass-Through Trust
3.300% due 06/15/2034		259	225

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Broadcom, Inc.
3.187% due 11/15/2036	$100	$76

Choice Hotels International, Inc.
3.700% due 12/01/2029	100	86

Corebridge Financial, Inc.
3.850% due 04/05/2029	200	180

Energy Transfer LP
3.900% due 07/15/2026	100	95

Las Vegas Sands Corp.
3.200% due 08/08/2024	100	97

Nissan Motor Co. Ltd.
4.345% due 09/17/2027	300	273

Penske Truck Leasing Co. LP
4.450% due 01/29/2026	100	96

Reynolds American, Inc.
4.450% due 06/12/2025	100	97

Shire Acquisitions Investments Ireland DAC
2.875% due 09/23/2023	80	80

		1,502

UTILITIES 0.2%

Exelon Corp.
3.950% due 06/15/2025	100	97

IPALCO Enterprises, Inc.
3.700% due 09/01/2024	100	96

ONEOK, Inc.
4.550% due 07/15/2028	100	95

		288

Total Corporate Bonds & Notes (Cost $7,538)		6,867

MUNICIPAL BONDS & NOTES 0.1%

PENNSYLVANIA 0.0%

Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006
5.385% (US0003M + 0.130%) due 10/25/2036 ~	61	61

VIRGINIA 0.1%

University of Virginia Revenue Bonds, Series 2019
3.227% due 09/01/2119	100	63

Total Municipal Bonds & Notes (Cost $160)		124

U.S. GOVERNMENT AGENCIES 11.4%

Fannie Mae
4.000% due 10/01/2042 - 01/01/2043	107	102
4.223% due 11/25/2046 •	60	59
4.246% due 09/25/2046 •	47	47
4.345% due 05/01/2038 •	74	75
4.364% due 07/25/2046 •	44	43
4.484% due 11/25/2046 •	67	65

Freddie Mac
3.500% due 09/01/2047	53	49
4.000% due 08/01/2042 - 08/01/2047	605	577

Uniform Mortgage-Backed Security
3.500% due 11/01/2045 - 09/01/2046	153	142
4.000% due 09/01/2042	129	123

Uniform Mortgage-Backed Security, TBA
2.500% due 08/01/2053	6,500	5,521
3.000% due 08/01/2053	2,800	2,468
3.500% due 08/01/2053	6,700	6,113
4.000% due 08/01/2053	1,200	1,127
5.000% due 09/01/2053	2,800	2,746

Total U.S. Government Agencies (Cost $19,378)		19,257

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 16.1%

U.S. Treasury Bonds
4.000% due 06/30/2028		$1,800	$1,790
1.750% due 08/15/2041		1,100	774
1.875% due 02/15/2041		600	436
2.000% due 11/15/2041		2,000	1,465
2.250% due 05/15/2041		3,400	2,621
2.375% due 02/15/2042		200	156
2.375% due 05/15/2051		2,500	1,860
4.000% due 11/15/2052		900	925

U.S. Treasury Notes
0.375% due 04/30/2025 (e)		1,600	1,472
0.375% due 09/30/2027		100	85
0.500% due 10/31/2027		100	85
0.625% due 11/30/2027		300	257
0.750% due 05/31/2026		14,600	13,118
0.750% due 01/31/2028		1,400	1,201
4.125% due 10/31/2027		900	896

Total U.S. Treasury Obligations (Cost $31,750)			27,141

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%

Banc of America Funding Trust
3.925% due 08/27/2036 ~		98	90

BANK
4.165% due 05/15/2061 ~		98	95

Citigroup Mortgage Loan Trust
4.288% due 07/25/2037 ^~		37	32

Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
6.500% due 10/25/2036 «þ		30	23

Grifonas Finance PLC
3.513% due 08/28/2039 •	EUR	20	21

Lehman XS Trust
5.550% due 07/25/2047 ^•		$211	205

Total Non-Agency Mortgage-Backed Securities (Cost $481)			466

ASSET-BACKED SECURITIES 2.0%

CIT Mortgage Loan Trust
6.650% due 10/25/2037 •		100	97

Citigroup Mortgage Loan Trust
5.410% due 08/25/2036 •		37	37

Countrywide Asset-Backed Certificates Trust
5.350% due 06/25/2047 ^•		105	91
5.380% due 05/25/2037 •		527	489

Crestline Denali CLO Ltd.
6.413% due 10/23/2031 •		299	295

ECMC Group Student Loan Trust
5.900% due 02/27/2068 •		50	49

Fremont Home Loan Trust
5.300% due 10/25/2036 •		363	148

GSAMP Trust
5.930% due 07/25/2045 •		147	142

JP Morgan Mortgage Acquisition Corp.
5.735% due 05/25/2035 •		232	227

Jubilee CLO DAC
4.326% due 12/15/2029 •	EUR	88	95

Long Beach Mortgage Loan Trust
6.200% due 06/25/2035 •		$194	187

Madison Park Funding Ltd.
6.103% due 04/22/2027 •		136	136

Morgan Stanley ABS Capital, Inc. Trust
5.280% due 10/25/2036 •		131	116

Navient Student Loan Trust
6.200% due 12/27/2066 •		96	95

Option One Mortgage Loan Trust
5.915% due 08/25/2035 •		120	113

Palmer Square Loan Funding Ltd.
6.060% due 10/15/2029 •		226	224

Sound Point CLO Ltd.
6.460% due 07/20/2032 •		300	294

Structured Asset Investment Loan Trust
5.323% due 07/25/2036 •		555	331

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	15

Schedule of Investments	PIMCO Balanced Allocation Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Vibrant CLO Ltd.
6.370% due 07/20/2032 •	$300	$292

Total Asset-Backed Securities (Cost $3,498)		3,458

	SHARES
SHORT-TERM INSTRUMENTS 42.4%

REPURCHASE AGREEMENTS (c) 42.4%
		71,610

Total Short-Term Instruments (Cost $71,610)		71,610

Total Investments in Securities (Cost $134,415)		128,923

INVESTMENTS IN AFFILIATES 31.8%

MUTUAL FUNDS (a) 7.6%

PIMCO Income Fund	1,235,563	12,862

Total Mutual Funds (Cost $14,532)		12,862

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 24.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 24.2%

PIMCO Short-Term Floating NAV Portfolio III	4,203,716	$40,873

Total Short-Term Instruments (Cost $41,165)		40,873

Total Investments in Affiliates (Cost $55,697)		53,735

Total Investments 108.2% (Cost $190,112)		$182,658

Financial Derivative Instruments (d)(f) 0.7% (Cost or Premiums, net $31)		1,231

Other Assets and Liabilities, net (8.9)%		(15,001)

Net Assets 100.0%		$168,888

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Institutional Class Shares of each Fund.

(b)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Deutsche Bank AG	3.035%	05/28/2032	06/16/2021	$202	$158	0.09%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	5.110%	06/30/2023	07/03/2023	$69,100	U.S. Treasury Notes 1.250% due 08/15/2031	$(70,541)	$69,100	$69,130
FICC	2.400	06/30/2023	07/03/2023	2,510	U.S. Treasury Notes 4.625% due 06/30/2025	(2,560)	2,510	2,510

Total Repurchase Agreements						$(73,101)	$71,610	$71,640

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BPS	$69,130	$0	$0	$69,130	$(70,541)	$(1,411)
FICC	2,510	0	0	2,510	(2,560)	(50)

Total Borrowings and Other Financing Transactions	$71,640	$0	$0

(1)	Includes accrued interest.

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(d)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
E-Mini S&P 500 Index September Futures	09/2023	265	$59,469	$1,669	$696	$0
MSCI EAFE Index September Futures	09/2023	393	42,356	251	497	0
U.S. Treasury 5-Year Note September Futures	09/2023	14	1,499	(30)	0	0
U.S. Treasury 10-Year Note September Futures	09/2023	6	674	(12)	1	0

Total Futures Contracts				$1,878	$1,194	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2024	0.553%	$100	$0	$0	$0	$0	$0
General Electric Co.	1.000	Quarterly	12/20/2024	0.420	200	(5)	7	2	0	0

						$(5)	$7	$2	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026	$552	$(19)	$6	$(13)	$2	$0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028	100	(8)	4	(4)	0	0
CDX.IG-40 5-Year Index	(1.000)	Quarterly	06/20/2028	8,500	63	67	130	11	0

					$36	$77	$113	$13	$0

Total Swap Agreements					$31	$84	$115	$13	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(5)		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$1,222	$13	$1,235	$0	$0	$0	$0

(e)

Securities with an aggregate market value of $611 and cash of $5,642 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	17

Schedule of Investments	PIMCO Balanced Allocation Portfolio	(Cont.)

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Unsettled variation margin asset of $28 for closed futures is outstanding at period end.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received	Unrealized Appreciation/ (Depreciation)
					Asset	Liability
CBK	07/2023	EUR	233	$ 250	$0	$(4)
	08/2023	CAD	14	10	0	0

JPM	08/2023		22	17	0	0

Total Forward Foreign Currency Contracts					$0	$(4)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
CBK	$0	$0	$0	$0	$(4)	$0	$0	$(4)	$(4)	$0	$(4)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$1,221	$0	$1	$1,222
Swap Agreements	0	13	0	0	0	13

	$0	$13	$1,221	$0	$1	$1,235

Financial Derivative Instruments - Liabilities
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4	$0	$4

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended June 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$6,824	$0	$(4)	$6,820
Swap Agreements	0	108	0	0	(165)	(57)

	$0	$108	$6,824	$0	$(169)	$6,763

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(7)	$0	$(7)

	$0	$108	$6,824	$(7)	$(169)	$6,756

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$5,122	$0	$(19)	$5,103
Swap Agreements	0	17	0	0	170	187

	$0	$17	$5,122	$0	$151	$5,290

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3	$0	$3

	$0	$17	$5,122	$3	$151	$5,293

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$5,077	$0	$5,077
Industrials	0	1,502	0	1,502
Utilities	0	288	0	288
Municipal Bonds & Notes
Pennsylvania	0	61	0	61
Virginia	0	63	0	63
U.S. Government Agencies	0	19,257	0	19,257
U.S. Treasury Obligations	0	27,141	0	27,141
Non-Agency Mortgage-Backed Securities	0	443	23	466
Asset-Backed Securities	0	3,458	0	3,458
Short-Term Instruments
Repurchase Agreements	0	71,610	0	71,610

	$0	$128,900	$23	$128,923

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Investments in Affiliates, at Value
Mutual Funds	$12,862	$0	$0	$12,862
Short-Term Instruments
Central Funds Used for Cash Management Purposes	40,873	0	0	40,873

	$53,735	$0	$0	$53,735

Total Investments	$53,735	$128,900	$23	$182,658

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$1,193	$14	$0	$1,207

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(4)	$0	$(4)

Total Financial Derivative Instruments	$1,193	$10	$0	$1,203

Totals	$54,928	$128,910	$23	$183,861

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	19

Notes to Financial Statements

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Administrative Class shares of the PIMCO Balanced Allocation Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Foreign Currency Translation  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multi-Class Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a

20	PIMCO VARIABLE INSURANCE TRUST

June 30, 2023	(Unaudited)

class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared and distributed to shareholders quarterly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain Portfolios, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates  In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. In December 2022, FASB issued ASU 2022-06, which includes amendments to extend the duration of the LIBOR transition relief to December 31, 2024, after which entities will no longer be permitted to apply the reference rate reform relief. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Portfolio’s investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Portfolio’s financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions

SEMIANNUAL REPORT	|	JUNE 30, 2023	21

Notes to Financial Statements	(Cont.)

that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2022, the SEC adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will change the disclosures provided to shareholders. The rule is effective as of January 24, 2023, but the SEC is providing an 18-month compliance period after the effective date other than for rule amendments addressing fee and expense information in advertisements that might be materially misleading. At this time, management is evaluating the implications of these changes on the financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business days after the trade date (T+1). The effective date was May 5, 2023, and the compliance date for the amendments is May 28, 2024. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The NAV of the Portfolio’s shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures

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are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

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Notes to Financial Statements	(Cont.)

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

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Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in a combination of affiliated and unaffiliated Funds, which may or may not be registered under the Act. The Portfolio may invest in Institutional Class or Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds (“Underlying PIMCO Funds”), other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds, which may or may not be registered under the Act (collectively, “Acquired Funds”).The Portfolio may invest in such funds to the extent permitted under the Act. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each Acquired Fund’s shareholder report is also available at the SEC’s website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended June 30, 2023 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Income Fund	$12,392	$400	$0	$0	$70	$12,862	$402	$0

PIMCO Short-Term Floating NAV Portfolio III	32,534	14,114	(5,800)	(14)	39	40,873	814	0

Totals	$44,926	$14,514	$(5,800)	$(14)	$109	$53,735	$1,216	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advise on IRS Form 1099-DIV. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of

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Notes to Financial Statements	(Cont.)

insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Portfolio as of June 30, 2023, as applicable, are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

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In June 2019, FNMA and FHLMC started issuing Uniform Mortgage Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that requires the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Interfund Lending  In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2023, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during

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Notes to Financial Statements	(Cont.)

the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Swap Agreements  are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return and other forms of swap agreements to manage its exposure to credit, currency, interest rate, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment

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policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity

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Notes to Financial Statements	(Cont.)

dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Credit default swaps on credit indices may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. The principal risks of investing in the Portfolio include risks from direct investments and/or for certain Portfolios that invest in Acquired Funds or Underlying PIMCO Funds, indirect exposure through investment in such Acquired Funds or Underlying PIMCO Funds. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Allocation Risk  is the risk that a Portfolio could lose money as a result of less than optimal or poor asset allocation decisions. The Portfolio could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Interest Rate Risk  is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower- yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

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Market Risk  is the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, major litigation, investigations or other controversies, changes in financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar investment may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty, resides with the Portfolio’s clearing broker, or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

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Notes to Financial Statements	(Cont.)

Short Exposure Risk  is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Convertible Securities Risk  is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

LIBOR Transition Risk  is the risk related to the anticipated discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by a Portfolio rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on a Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain and could result in losses to a Portfolio.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruption Risk  The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets  Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk  An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk  As the use of technology has become more prevalent in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial

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losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. Portability of exposure reduces risk to the Portfolio. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of

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Notes to Financial Statements	(Cont.)

equity securities between the Portfolio and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Administrative Class
0.66%	0.05%

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

(d) Portfolio Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees

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of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through May 1, 2024, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of June 30, 2023, the amount was $93.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed as set forth above (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of June 30, 2023, the amount was $38.

On December 4, 2020, the SEC granted an order approving the substitutions of shares of certain mutual funds offered as investment options to certain variable annuity and variable life insurance contracts issued by the insurance company requesting such order with shares of certain other mutual funds, including the Portfolio. As a condition of this order, the SEC required that PIMCO enter into a written contract with the Portfolio to limit expenses as required by the order. Accordingly, pursuant to a Fund Substitution Expense Limitation Agreement dated April 21, 2021, PIMCO has agreed to waive, reduce or reimburse, for the Portfolio, all or any portion of fees by an amount sufficient to reduce the Administrative Class’s annualized expenses to 1.05%. This Expense Limitation Agreement expired on June 20, 2023. The waiver will be, if applicable, reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2023, no amounts were waived or reimbursed under this Expense Limitation Agreement.

(f) Acquired Fund Fees and Expenses  Acquired Fund expenses incurred by the Portfolio, if any, will vary with changes in the expenses of the Acquired Funds, as well as the allocation of the Portfolio’s assets.

The expenses associated with investing in a fund of funds are generally higher than those for mutual funds that do not invest in other mutual funds. The cost of investing in a fund of funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in a fund of funds, an investor will indirectly bear fees and expenses charged by Acquired Funds in addition to the Portfolio’s direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to the shareholders and may therefore increase the amount of taxes payable by shareholders.

PIMCO has contractually agreed, through May 1, 2024, to waive, first, the Investment Advisory Fee and, second, to the extent necessary, the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the expenses attributable to the Management Fees of series of PIMCO Funds, PIMCO Equity Series and PIMCO ETF Trust indirectly incurred by the Portfolio in connection with its investments in series of PIMCO Funds, PIMCO Equity Series and PIMCO ETF Trust, up to a maximum waived amount that is equal to the Portfolio’s aggregate Investment Advisory Fee and Supervisory and Administrative Fee. This waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2023, the amount was $31,459.

SEMIANNUAL REPORT	|	JUNE 30, 2023	35

Notes to Financial Statements	(Cont.)

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2023, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$151,411	$158,336	$400	$737

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2023 (Unaudited)		Year Ended 12/31/2022

	Shares	Amount	Shares		Amount

Receipts for shares sold

Administrative Class	3	$18	100		$794

Advisor Class	N/A	N/A	1	(a)	10	(a)
Issued as reinvestment of distributions

Administrative Class	184	1,500	2,447		19,900

Advisor Class	N/A	N/A	0	(a)	1	(a)
Cost of shares redeemed

Administrative Class	(1,698)	(13,943)	(2,637)		(22,785)

Advisor Class	N/A	N/A	(113	)(a)	(1,069	)(a)

Net increase (decrease) resulting from Portfolio share transactions	(1,511)	$(12,425)	(202)		$(3,149)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Advisor Class Shares liquidated at the close of business on May 12, 2022.

As of June 30, 2023, two shareholders each owned 10% or more of the Portfolio’s total outstanding shares comprising 100% of the Portfolio. The shareholders are related parties of the Portfolio. Related parties may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

36	PIMCO VARIABLE INSURANCE TRUST

June 30, 2023	(Unaudited)

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2023, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, the Portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended December 31, 2022, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$14,142	$15,382

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2023, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$190,228	$2,217	$(7,798)	$(5,581)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	|	JUNE 30, 2023	37

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

BPS	BNP Paribas S.A.	FICC	Fixed Income Clearing Corporation	JPM	JP Morgan Chase Bank N.A.

CBK	Citibank N.A.

Currency Abbreviations:

CAD	Canadian Dollar	EUR	Euro	USD (or $)	United States Dollar

Exchange Abbreviations:

OTC	Over the Counter

Index/Spread Abbreviations:

CDX.EM	Credit Derivatives Index - Emerging Markets	EAFE	Europe, Australasia, and Far East Stock Index	US0003M	ICE 3-Month USD LIBOR

CDX.IG	Credit Derivatives Index - Investment Grade	S&P 500	Standard & Poor’s 500 Index

Other Abbreviations:

ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	MSCI	Morgan Stanley Capital International

ALT	Alternate Loan Trust	DAC	Designated Activity Company	TBA	To-Be-Announced

38	PIMCO VARIABLE INSURANCE TRUST

Liquidity Risk Management Program	(Unaudited)

In compliance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended (“1940 Act”), PIMCO Variable Insurance Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for each series of the Trust (each a “Portfolio” and collectively, the “Portfolios”) not regulated as a money market fund under 1940 Act Rule 2a-7, which is reasonably designed to assess and manage the Portfolios’ liquidity risk. The Trust’s Board of Trustees (the “Board”) previously approved the designation of the PIMCO Liquidity Risk Committee (the “Administrator”) as Program administrator. The PIMCO Liquidity Risk Committee consists of senior members from certain PIMCO business areas, such as Portfolio Risk Management, Americas Operations, Compliance, Account Management and Portfolio Management, and is advised by members of PIMCO Legal.

A Portfolio’s “liquidity risk” is the risk that the Portfolio could not meet requests to redeem shares issued by the Portfolio without significant dilution of the remaining investors’ interests in the Portfolio. In accordance with the Program, each Portfolio’s liquidity risk is assessed no less frequently than annually taking into consideration a variety of factors, including, as applicable, the Portfolio’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions. Each Portfolio portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. Each Portfolio has adopted a “Highly Liquid Investment Minimum” (or “HLIM”), which is a minimum amount of Portfolio net assets to be invested in highly liquid investments that are assets. As required under the Liquidity Rule, each Portfolio’s HLIM is periodically reviewed, no less frequently than annually, and the Portfolios have adopted policies and procedures for responding to a shortfall of a Portfolio’s highly liquid investments below its HLIM. The Liquidity Rule also limits the Portfolios’ investments in illiquid investments by prohibiting a Portfolio from acquiring any illiquid investment if, immediately after the acquisition, the Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. Certain non-public reporting is generally required if a Portfolio’s holdings of illiquid investments that are assets were to exceed 15% of Portfolio net assets.

At a meeting of the Board held on February 7-8, 2023, the Board received a report (the “Report”) from the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the 12-month period ended December 31, 2022. The Report reviewed the operation of the Program’s components during such period and stated that the Program is operating effectively to assess and manage each Portfolio’s liquidity risk and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Portfolio’s liquidity developments. This has remained true for the 12-month period ended June 30, 2023.

SEMIANNUAL REPORT	|	JUNE 30, 2023	39

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended June 30, 2023 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Balanced Allocation Portfolio

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2023	$0.0336	$0.0000	$0.0000	$0.0336

June 2023	$0.0399	$0.0000	$0.0000	$0.0399

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio’s net income, yield, earnings or investment performance.

40	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

1100 Main Street, Suite 400

Kansas City, MO 64105

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Portfolio listed on the Report cover.

pimco.com/pvit

PVIT10SAR_063023

PIMCO VARIABLE INSURANCE TRUST

Semiannual Report

June 30, 2023

PIMCO CommodityRealReturn® Strategy Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Market Insights

Dear Shareholder,

This semiannual report covers the six-month reporting period ended June 30, 2023 (the “reporting period”). On the subsequent pages, you will find details regarding investment results and a discussion of certain factors that affected performance during the reporting period.

Amid elevated inflation in many countries during the reporting period, the global economy faced challenges from higher interest rates, tighter credit conditions stemming from the turmoil in the banking sector (especially in the United States (“U.S.”)), and geopolitical concerns. While the U.S. economy showed signs of resilience, some European economies experienced slower growth over the reporting period.

Continued central bank efforts to combat inflation

While inflation remained elevated over the reporting period, many central banks raised interest rates to rein in rising prices. The U.S. Federal Reserve (the “Fed”) raised the federal funds rate at 10 consecutive meetings, beginning in March 2022 through May 2023. In June 2023, the Fed then paused from raising rates in order to “assess additional information and its implications for monetary policy.” Meanwhile, the Bank of England and European Central Bank raised interest rates for the 13th and eighth consecutive time, respectively, as of June 2023. In contrast, the Bank of Japan maintained its accommodative monetary policy stance.

Mixed financial market returns

The yield on the benchmark 10-year U.S. Treasury declined over the reporting period, while 10-year bond yields in most other developed market countries increased. The overall global credit bond market delivered positive total returns. Higher-rated global bonds underperformed lower-rated bonds. Global equities rallied, while commodity prices were volatile and produced mixed returns. The U.S. dollar weakened against the euro and the British pound, but appreciated against the Japanese yen.

Amid evolving conditions, we will continue to work diligently to navigate global markets and manage the assets that you have entrusted with us. We encourage you to speak with your financial advisor about your goals, and visit global.pimco.com for our latest insights.

Sincerely, Peter G. Strelow Chairman of the Board PIMCO Variable Insurance Trust

Total Returns of Certain Asset Classes for the Period Ended June 30, 2023

Asset Class (as measured by, currency)	Six-Month

U.S. large cap equities (S&P 500 Index, USD)	16.89%

Global equities (MSCI World Index, USD)	15.09%

European equities (MSCI Europe Index, EUR)	11.12%

Emerging market equities (MSCI Emerging Markets Index, EUR)	4.89%

Japanese equities (Nikkei 225 Index, JPY)	28.65%

Emerging market local bonds (JPMorgan Government Bond Index-Emerging Markets Global Diversified Index, USD Unhedged)	7.79%

Emerging market external debt (JPMorgan Emerging Markets Bond Index (EMBI) Global, USD Hedged)	3.81%

Below investment grade bonds (ICE BofAML Developed Markets High Yield Constrained Index, USD Hedged)	5.45%

Global investment grade credit bonds (Bloomberg Global Aggregate Credit Index, USD Hedged)	3.00%

Fixed-rate, local currency government debt of investment grade countries (Bloomberg Global Treasury Index, USD Hedged)	3.13%

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Statements concerning financial market trends are based on current market conditions, which will fluctuate. There is no guarantee that these investment strategies will work under all market conditions or are appropriate for all investors and each investor should evaluate their ability to invest for the long-term, especially during periods of downturn in the market. Outlook and strategies are subject to change without notice.

2	PIMCO VARIABLE INSURANCE TRUST

Important Information About the PIMCO CommodityRealReturn® Strategy Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO CommodityRealReturn® Strategy Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, continue to increase. In efforts to combat inflation, the U.S. Federal Reserve raised interest rates multiple times in 2022 and 2023. Thus, the Portfolio currently faces a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Allocation Breakdown and Schedule of Investments sections of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that have provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European, and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of the Portfolio and its shareholders.

The Portfolio may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many

SEMIANNUAL REPORT	|	JUNE 30, 2023	3

Important Information About the PIMCO CommodityRealReturn® Strategy Portfolio	(Cont.)

instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Portfolio or a reduction in the effectiveness of related Portfolio transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Portfolio that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Portfolio.

U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Portfolio and issuers in which it invests. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, continued volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Portfolio and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The Portfolio will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices, and through investments in the PIMCO Cayman Commodity Portfolio I Ltd. (the “Subsidiary”), a wholly-owned subsidiary (as discussed below). The Portfolio may also invest in commodity-linked notes with principal and/or coupon payments linked to the value of particular commodities or commodity futures contracts, or a subset of commodities or commodity futures contracts. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the notes. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investments. These notes expose the Portfolio economically to movements in commodity prices. The Portfolio is intended for long-term investors and an investment in the Portfolio should be no more than a small part of a typical diversified portfolio. The Portfolio’s share price is expected to be more volatile than that of other funds. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, changes in interest rates, or factors affecting a particular industry or commodity, such as weather, disease, embargoes, and international economic, political and regulatory developments. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. In addition, these notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at maturity of the note, the Portfolio may receive more or less principal than it originally invested. The Portfolio might receive interest payments on the note that are more or less than the stated coupon interest payments. The Portfolio may also gain exposure to the commodity markets indirectly by investing in its Subsidiary, which will primarily invest in different commodity-linked derivative instruments than the Portfolio, including swap agreements, commodity options, futures and options on futures.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart reflects only Administrative Class performance. Performance may vary by share class based on each class’s expense ratios. The Portfolio measures its performance against at least one broad-based securities market index (“benchmark index”). The benchmark index does not take into account fees, expenses, or taxes. The Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. There is no assurance that the Portfolio, even if

4	PIMCO VARIABLE INSURANCE TRUST

the Portfolio has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Portfolio’s total return in excess of that of the Portfolio’s benchmark between reporting periods or 2) the Portfolio’s total return in excess of the Portfolio’s historical returns between reporting periods. Unusual performance is defined as a significant change in the

Portfolio’s performance as compared to one or more previous reporting periods. Historical performance for the Portfolio or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

The following table discloses the inception dates of the Portfolio and its share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Class M	Administrative Class	Advisor Class	Diversification Status
PIMCO CommodityRealReturn® Strategy Portfolio	06/30/04	04/30/12	11/10/14	06/30/04	02/28/06	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment

Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

SEC rules allow shareholder reports to be delivered to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Investors may elect to receive all future reports in paper free of charge by contacting their insurance company. Any election to receive reports in paper will apply to all portfolio companies available under the investor’s contract at the insurance company.

In May 2022, the SEC proposed amendments to a current rule governing portfolio naming conventions. In general, the current rule requires portfolios with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The proposed amendments would expand the scope of the current rule in a number of ways that would result in an expansion of the types of portfolio names that would require the portfolio to adopt an 80% investment policy under the rule. Additionally, the proposed amendments would modify the circumstances under which a portfolio may deviate from its 80% investment policy and address the

SEMIANNUAL REPORT	|	JUNE 30, 2023	5

Important Information About the PIMCO CommodityRealReturn® Strategy Portfolio	(Cont.)

use and valuation of derivatives instruments for purposes of the rule. The proposal’s impact on the Portfolio will not be known unless and until any final rulemaking is adopted.

In May 2022, the SEC proposed a framework that would require certain registered portfolios (such as the Portfolio) to disclose their environmental, social, and governance (“ESG”) investing practices. Among other things, the proposed requirements would mandate that portfolios meeting three pre-defined classifications (i.e., integrated, ESG focused and/or impact funds) provide prospectus and shareholder report disclosure related to the ESG factors, criteria and processes used in managing the portfolio. The proposal’s impact on the Portfolio will not be known unless and until any final rulemaking is adopted.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will impact the disclosures provided to shareholders. The rule amendments are effective as of January 24, 2023, but the SEC is providing an 18-month compliance period following the effective date for such amendments other than those addressing fee and expense information in advertisements that might be materially misleading.

In November 2022, the SEC proposed rule amendments which, among other things, would require funds to adopt swing pricing in order to mitigate dilution of shareholders’ interests in a fund by requiring the adjustment of fund net asset value per share to pass on costs stemming from shareholder purchase or redemption activity. In addition the proposed rule would amend the liquidity rule framework. The proposal’s impact on the Portfolio will not be known unless and until any final rulemaking is adopted.

In November 2022, the SEC adopted amendments to Form N-PX under the Act to improve the utility to investors of proxy voting information reported by mutual funds, ETFs and certain other funds. The rule amendments will expand the scope of funds’ Form N-PX reporting obligations, subject managers to Form N-PX reporting obligations for “Say on Pay” votes, enhance Form N-PX disclosures, permit joint reporting by funds, managers and affiliated managers on Form N- PX; and require website availability of fund proxy voting records. The amendments will become effective on July 1, 2024. Funds and managers will be required to file their first reports covering the period from July 1, 2023 to June 30, 2024 on amended Form N-PX by August 31, 2024.

6	PIMCO VARIABLE INSURANCE TRUST

PIMCO CommodityRealReturn® Strategy Portfolio (Consolidated)

Cumulative Returns Through June 30, 2023

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown as of June 30, 2023†§

Short-Term Instruments‡	46.3%

U.S. Treasury Obligations	34.2%

Asset-Backed Securities	7.9%

Sovereign Issues	6.0%

U.S. Government Agencies	4.6%

Other	1.0%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended June 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Inception≈
PIMCO CommodityRealReturn® Strategy Portfolio Institutional Class	(8.54)%	(13.63)%	5.32%	(0.63)%	(1.91)%
PIMCO CommodityRealReturn® Strategy Portfolio Class M	(8.78)%	(13.98)%	4.84%	—	(0.58)%
PIMCO CommodityRealReturn® Strategy Portfolio Administrative Class	(8.74)%	(13.86)%	5.14%	(0.80)%	0.69%
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	(8.74)%	(13.84)%	5.06%	(0.89)%	(0.44)%
Bloomberg Commodity Index Total Return±	(7.79)%	(9.61)%	4.73%	(0.99)%	(0.48)%♦

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

≈ For class inception dates please refer to the Important Information.

♦ Average annual total return since 06/30/2004.

± Bloomberg Commodity Index Total Return is an unmanaged index composed of futures contracts on a number of physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. The futures exposures of the benchmark are collateralized by US T-bills.

It is not possible to invest directly in an unmanaged index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the prices of individual positions (which may be sourced from different pricing vendors or other sources) used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via (888) 87-PIMCO.

The Portfolio’s total annual operating expense ratio, as stated in the Portfolio’s currently-effective prospectus (as of the date of this report), which includes the Acquired Fund Fees and Expenses (Commodity Subsidiary expenses), were 1.35% for Institutional Class shares, 1.80% for Class M shares, 1.50% for Administrative Class shares, and 1.60% for Advisor Class shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO CommodityRealReturn® Strategy Portfolio seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. “Real Return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The Portfolio invests in commodity-linked derivative instruments, including swap agreements, futures, options on futures, commodity index-linked notes and commodity options that provide exposure to the investment returns of the commodities markets without investing directly in physical commodities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current prospectus for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance (on a gross basis) during the reporting period:

»	Exposure to broad commodities detracted from absolute performance, as broad commodities, measured by the Bloomberg Commodity Index Total Return (the “benchmark”), posted losses.

»	Active commodity strategies, specifically underweight exposure to the natural gas sub-sector in January through March, contributed to relative performance, as the sub-sector underperformed the benchmark.

»	The structural allocation to short-term Treasury Inflation-Protected Securities (“TIPS”) as collateral backing the Portfolio’s commodity exposure detracted from relative performance against the benchmark, as short-term TIPS as measured by the Bloomberg U.S. 1-5 Year TIPS Index, underperformed the U.S. 3-Month Treasury Bill as measured by ICE BofAML U.S. 3-Month Treasury Bill Index.

»	The Portfolio’s collateral contributed to relative performance against the Bloomberg U.S. 1-5 Year TIPS Index. The main drivers of relative performance against this index were the following:

»	Exposure to U.S. breakeven inflation contributed to relative performance, as BEI spreads widened.

»	Curve positioning in the eurozone, particularly underweight exposure to the front end of the curve, contributed to relative performance, as eurozone rates rose at the front of the curve.

»	Short exposure to Japanese duration detracted from relative performance, as Japanese rates moved lower.

SEMIANNUAL REPORT	|	JUNE 30, 2023	7

Expense Example PIMCO CommodityRealReturn® Strategy Portfolio (Consolidated)

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held from January 1, 2023 to June 30, 2023 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)	Expenses Paid During Period*	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$914.60	$6.03	$1,000.00	$1,018.50	$6.36	1.27%
Class M	1,000.00	912.20	8.15	1,000.00	1,016.27	8.60	1.72
Administrative Class	1,000.00	912.60	6.73	1,000.00	1,017.75	7.10	1.42
Advisor Class	1,000.00	912.60	7.21	1,000.00	1,017.26	7.60	1.52

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

8	PIMCO VARIABLE INSURANCE TRUST

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SEMIANNUAL REPORT	|	JUNE 30, 2023	9

Financial Highlights	PIMCO CommodityRealReturn® Strategy Portfolio (Consolidated)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Total
Institutional Class

01/01/2023 - 06/30/2023+	$6.86	$0.08	$(0.66)	$(0.58)	$(0.97)	$0.00	$(0.97)

12/31/2022	7.71	0.48	0.46	0.94	(1.79)	0.00	(1.79)

12/31/2021	6.03	0.33	1.67	2.00	(0.32)	0.00	(0.32)

12/31/2020	6.39	0.07	(0.07)	0.00	(0.36)	0.00	(0.36)

12/31/2019	6.00	0.10	0.59	0.69	(0.30)	0.00	(0.30)

12/31/2018	7.14	0.16	(1.14)	(0.98)	(0.16)	0.00	(0.16)
Class M

01/01/2023 - 06/30/2023+	6.82	0.06	(0.65)	(0.59)	(0.96)	0.00	(0.96)

12/31/2022	7.67	0.42	0.48	0.90	(1.75)	0.00	(1.75)

12/31/2021	6.01	0.27	1.69	1.96	(0.30)	0.00	(0.30)

12/31/2020	6.37	0.04	(0.06)	(0.02)	(0.34)	0.00	(0.34)

12/31/2019	5.99	0.08	0.57	0.65	(0.27)	0.00	(0.27)

12/31/2018	7.12	0.13	(1.13)	(1.00)	(0.13)	0.00	(0.13)
Administrative Class

01/01/2023 - 06/30/2023+	6.89	0.07	(0.66)	(0.59)	(0.97)	0.00	(0.97)

12/31/2022	7.73	0.46	0.47	0.93	(1.77)	0.00	(1.77)

12/31/2021	6.05	0.29	1.70	1.99	(0.31)	0.00	(0.31)

12/31/2020	6.41	0.05	(0.06)	(0.01)	(0.35)	0.00	(0.35)

12/31/2019	6.02	0.10	0.58	0.68	(0.29)	0.00	(0.29)

12/31/2018	7.16	0.15	(1.14)	(0.99)	(0.15)	0.00	(0.15)
Advisor Class

01/01/2023 - 06/30/2023+	7.01	0.07	(0.68)	(0.61)	(0.96)	0.00	(0.96)

12/31/2022	7.84	0.45	0.49	0.94	(1.77)	0.00	(1.77)

12/31/2021	6.13	0.29	1.73	2.02	(0.31)	0.00	(0.31)

12/31/2020	6.49	0.05	(0.06)	(0.01)	(0.35)	0.00	(0.35)

12/31/2019	6.09	0.09	0.59	0.68	(0.28)	0.00	(0.28)

12/31/2018	7.24	0.15	(1.16)	(1.01)	(0.14)	0.00	(0.14)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2,Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio. Additionally, excludes initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$5.31	(8.54)%	$5,547	1.27	%*	1.43	%*	0.73	%*	0.89	%*	2.57	%*	86%

6.86	8.79	6,572	1.14		1.35		0.74		0.95		5.96		126

7.71	33.47	9,934	0.79		1.02		0.75		0.98		4.50		197

6.03	1.50	2,976	1.09		1.23		0.74		0.88		1.28		250

6.39	11.63	2,895	2.01		2.12		0.74		0.85		1.61		223

6.00	(14.05)	3,000	1.77		1.92		0.74		0.89		2.32		237

5.27	(8.78)	1,013	1.72	*	1.88	*	1.18	*	1.34	*	2.08	*	86

6.82	8.42	1,231	1.59		1.80		1.19		1.40		5.29		126

7.67	32.74	691	1.24		1.47		1.20		1.43		3.75		197

6.01	1.08	384	1.54		1.68		1.19		1.33		0.69		250

6.37	10.98	490	2.46		2.57		1.19		1.30		1.26		223

5.99	(14.33)	454	2.22		2.37		1.19		1.34		1.88		237

5.33	(8.74)	262,420	1.42	*	1.58	*	0.88	*	1.04	*	2.41	*	86

6.89	8.76	317,325	1.29		1.50		0.89		1.10		5.69		126

7.73	33.17	302,024	0.94		1.17		0.90		1.13		4.05		197

6.05	1.35	223,298	1.24		1.38		0.89		1.03		1.02		250

6.41	11.43	222,337	2.16		2.27		0.89		1.00		1.54		223

6.02	(14.13)	217,121	1.92		2.07		0.89		1.04		2.19		237

5.44	(8.74)	156,382	1.52	*	1.68	*	0.98	*	1.14	*	2.31	*	86

7.01	8.66	188,537	1.39		1.60		0.99		1.20		5.57		126

7.84	33.11	158,636	1.04		1.27		1.00		1.23		3.95		197

6.13	1.23	111,152	1.34		1.48		0.99		1.13		0.91		250

6.49	11.35	110,525	2.26		2.37		0.99		1.10		1.46		223

6.09	(14.20)	103,329	2.02		2.17		0.99		1.14		2.09		237

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	11

Consolidated Statement of Assets and Liabilities	PIMCO CommodityRealReturn® Strategy Portfolio	June 30, 2023	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$565,489
Investments in Affiliates	30,551
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,616
Over the counter	1,838
Cash	1
Deposits with counterparty	5,977
Foreign currency, at value	600
Receivable for investments sold	179,515
Receivable for investments sold on a delayed-delivery basis	61
Receivable for TBA investments sold	29,796
Receivable for Portfolio shares sold	649
Interest and/or dividends receivable	1,105
Dividends receivable from Affiliates	77
Reimbursement receivable from PIMCO	53
Total Assets	817,328

Liabilities:

Borrowings & Other Financing Transactions
Payable for sale-buyback transactions	$163,809
Payable for short sales	6,372
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,277
Over the counter	13,863
Payable for investments purchased	149,129
Payable for investments in Affiliates purchased	77
Payable for TBA investments purchased	56,515
Deposits from counterparty	260
Payable for Portfolio shares redeemed	265
Accrued investment advisory fees	221
Accrued supervisory and administrative fees	109
Accrued distribution fees	35
Accrued servicing fees	34
Total Liabilities	391,966

Net Assets	$425,362

Net Assets Consist of:

Paid in capital	$559,733
Distributable earnings (accumulated loss)	(134,371)

Net Assets	$425,362

Net Assets:

Institutional Class	$5,547
Class M	1,013
Administrative Class	262,420
Advisor Class	156,382

Shares Issued and Outstanding:
Institutional Class	1,045
Class M	192
Administrative Class	49,202
Advisor Class	28,753

Net Asset Value Per Share Outstanding(a):

Institutional Class	$5.31
Class M	5.27
Administrative Class	5.33
Advisor Class	5.44

Cost of investments in securities	$584,625
Cost of investments in Affiliates	$30,554
Cost of foreign currency held	$609
Proceeds received on short sales	$6,412
Cost or premiums of financial derivative instruments, net	$(358)

* Includes repurchase agreements of:	$223,569

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Statement of Operations	PIMCO CommodityRealReturn® Strategy Portfolio

Six Months Ended June 30, 2023 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$8,604
Dividends from Investments in Affiliates	149
Miscellaneous income	19
Total Income	8,772

Expenses:

Investment advisory fees	1,367
Supervisory and administrative fees	672
Distribution and/or servicing fees - Class M	3
Distribution and/or servicing fees - Administrative Class	210
Distribution and/or servicing fees - Advisor Class	210
Trustee fees	11
Interest expense	1,228
Total Expenses	3,701
Waiver and/or Reimbursement by PIMCO	(356)
Net Expenses	3,345

Net Investment Income (Loss)	5,427

Net Realized Gain (Loss):

Investments in securities	(23,578)
Investments in Affiliates	(2)
Exchange-traded or centrally cleared financial derivative instruments	(5,178)
Over the counter financial derivative instruments	(43,827)
Short sales	(34)
Foreign currency	363

Net Realized Gain (Loss)	(72,256)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	24,986
Investments in Affiliates	(3)
Exchange-traded or centrally cleared financial derivative instruments	4,927
Over the counter financial derivative instruments	(5,847)
Short sales	44
Foreign currency assets and liabilities	(284)

Net Change in Unrealized Appreciation (Depreciation)	23,823

Net Increase (Decrease) in Net Assets Resulting from Operations	$(43,006)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	13

Consolidated Statements of Changes in Net Assets	PIMCO CommodityRealReturn® Strategy Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$5,427	$33,902
Net realized gain (loss)	(72,256)	81,663
Net change in unrealized appreciation (depreciation)	23,823	(79,347)

Net Increase (Decrease) in Net Assets Resulting from Operations	(43,006)	36,218

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(917)	(2,764)
Class M	(172)	(258)
Administrative Class	(43,163)	(82,355)
Advisor Class	(25,349)	(44,624)

Total Distributions(a)	(69,601)	(130,001)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	24,304	136,163

Total Increase (Decrease) in Net Assets	(88,303)	42,380

Net Assets:

Beginning of period	513,665	471,285
End of period	$425,362	$513,665

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Schedule of Investments	PIMCO CommodityRealReturn® Strategy Portfolio	June 30, 2023	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 132.9%

CORPORATE BONDS & NOTES 0.4%

BANKING & FINANCE 0.4%

UBS Group AG
0.650% due 01/14/2028 •	EUR	100	$94
7.750% due 03/01/2029 •		100	121

UniCredit SpA
7.830% due 12/04/2023		$1,650	1,660

Total Corporate Bonds & Notes (Cost $1,852)			1,875

U.S. GOVERNMENT AGENCIES 6.5%

Fannie Mae
3.996% due 07/01/2035 •		5	5
4.030% due 11/01/2035 •		3	3
4.082% due 05/25/2035 ~		8	8
4.135% due 01/01/2036 •		10	9
4.415% due 11/01/2034 •		6	6
4.944% due 10/01/2044 •		2	2
5.500% due 05/25/2042 •		2	2

Fannie Mae, TBA
5.500% due 09/01/2053		3,300	3,284
6.500% due 08/01/2053		2,900	2,959

Freddie Mac
3.759% due 09/01/2036 •		18	18
3.928% due 10/01/2036 •		23	23
4.350% due 01/01/2034 •		1	1
4.401% due 07/15/2044 •		166	160
5.176% due 02/25/2045 •		22	21
5.643% due 09/15/2042 •		263	255
6.049% due 07/01/2036 •		49	50

Ginnie Mae
3.858% due 08/20/2068 •		330	322
6.464% due 04/20/2067 •		248	247

U.S. Small Business Administration
5.510% due 11/01/2027		35	34

Uniform Mortgage-Backed Security, TBA
4.000% due 08/01/2053		11,028	10,359
4.500% due 08/01/2053		10,100	9,716

Total U.S. Government Agencies (Cost $27,698)			27,484

U.S. TREASURY OBLIGATIONS 47.9%

U.S. Treasury Bonds
3.000% due 05/15/2045		80	68

U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2024		4,600	4,462
0.125% due 10/15/2025 (g)		26,893	25,500
0.125% due 04/15/2026 (g)		25,000	23,447
0.125% due 07/15/2026 (g)		14,707	13,818
0.125% due 10/15/2026 (g)		8,138	7,610
0.125% due 04/15/2027		4,191	3,880
0.125% due 07/15/2030 (k)		1,160	1,040
0.250% due 01/15/2025 (g)		768	736
0.375% due 07/15/2025		4,703	4,501
0.375% due 01/15/2027 (k)		7,925	7,438
0.375% due 07/15/2027 (g)		10,269	9,629
0.500% due 04/15/2024		1,756	1,714
0.500% due 01/15/2028 (g)		10,365	9,698
0.625% due 01/15/2026 (g)		13,573	12,944
0.625% due 07/15/2032		104	96
0.625% due 02/15/2043 (k)		198	163
0.750% due 07/15/2028		5,415	5,133
0.750% due 02/15/2045 (k)		1,546	1,279
0.875% due 01/15/2029 (k)		1,322	1,252
1.125% due 01/15/2033		1,681	1,611
1.250% due 04/15/2028		14,364	13,904
1.375% due 02/15/2044		130	123
1.625% due 10/15/2027 (g)		40,711	40,125
1.750% due 01/15/2028 (i)(k)		1,699	1,680
2.125% due 02/15/2040 (k)		323	347
2.375% due 01/15/2025 (g)		8,337	8,251
2.500% due 01/15/2029		2,317	2,387

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.875% due 04/15/2029 (k)		$696	$769
3.875% due 04/15/2029		138	153

Total U.S. Treasury Obligations (Cost $216,249)			203,758

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.9%

Alliance Bancorp Trust
5.630% due 07/25/2037 •		125	107

Banc of America Mortgage Trust
3.902% due 11/25/2035 ^«~		6	6
4.596% due 06/25/2035 ~		14	12

Bear Stearns Adjustable Rate Mortgage Trust
4.042% due 03/25/2035 ~		22	20
4.222% due 07/25/2036 ^~		19	17
4.283% due 01/25/2035 ~		37	37

Citigroup Mortgage Loan Trust
3.974% due 09/25/2037 ^~		107	94

Countrywide Alternative Loan Trust
5.000% due 07/25/2035		42	25
5.352% due 12/20/2046 ^•		550	461
5.390% due 06/25/2036 •		328	297
6.000% due 02/25/2037 ^		118	54

Countrywide Home Loan Mortgage Pass-Through Trust
3.851% due 10/20/2035 ~		778	734

Credit Suisse Mortgage Capital Certificates
5.300% due 09/29/2036 •		168	161
5.428% due 10/26/2036 ~		28	24

Eurosail PLC
5.940% due 06/13/2045 •	GBP	124	156

First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037 ^		$38	16
6.227% due 06/25/2034 ~		4	4

GreenPoint Mortgage Funding Trust
5.510% due 09/25/2046 •		72	65
5.690% due 11/25/2045 •		3	3

GSR Mortgage Loan Trust
4.366% due 01/25/2035 ~		7	7

HarborView Mortgage Loan Trust
5.626% due 03/19/2036 ^•		19	17

IndyMac INDA Mortgage Loan Trust
4.257% due 11/25/2035 ^«~		5	5

JP Morgan Mortgage Trust
4.086% due 02/25/2035 «~		14	12
4.356% due 08/25/2035 ~		13	12
4.367% due 07/25/2035 «~		5	4

MASTR Adjustable Rate Mortgages Trust
4.560% due 11/21/2034 ~		6	5

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
5.933% due 09/15/2030 •		31	30

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		607	561

Residential Accredit Loans, Inc. Trust
4.398% due 10/25/2037 ~		21	18
5.336% due 09/25/2045 •		51	46

Residential Asset Securitization Trust
5.500% due 05/25/2035 •		51	34

Sequoia Mortgage Trust
5.557% due 07/20/2036 •		60	51

Structured Adjustable Rate Mortgage Loan Trust
5.282% due 02/25/2034 ~		3	3
5.376% due 01/25/2035 ^•		6	5

Structured Asset Mortgage Investments Trust
5.570% due 04/25/2036 •		4	3
5.806% due 10/19/2034 •		5	4

Towd Point Mortgage Funding
5.523% due 10/20/2051	GBP	487	619

WaMu Mortgage Pass-Through Certificates Trust
3.765% due 12/25/2035 ~		$46	43
3.852% due 08/25/2035 «~		2	2
4.746% due 05/25/2047 •		94	76

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Washington Mutual Mortgage Pass-Through Certificates Trust
6.500% due 08/25/2035 «		$10	$8

Total Non-Agency Mortgage-Backed Securities (Cost $4,010)			3,858

ASSET-BACKED SECURITIES 11.1%

ACAS CLO Ltd.
6.152% due 10/18/2028 •		236	234

Allegro CLO Ltd.
6.425% due 10/16/2031 •		700	693

American Money Management Corp. CLO Ltd.
6.231% due 04/14/2029 •		111	111
6.287% due 11/10/2030 •		276	274

Apidos CLO
6.162% due 07/18/2029 •		593	588
6.190% due 07/17/2030 •		593	589

Arbor Realty Commercial Real Estate Notes Ltd.
6.517% due 01/15/2037 •		1,200	1,180

Ares CLO Ltd.
6.130% due 01/15/2029 •		257	256

Argent Mortgage Loan Trust
5.630% due 05/25/2035 •		60	54

Argent Securities Trust
5.450% due 07/25/2036 •		241	205
5.470% due 05/25/2036 •		567	141

Armada Euro CLO DAC
3.897% due 07/15/2031 •	EUR	700	747

Asset-Backed Funding Certificates Trust
5.290% due 10/25/2036 •		$742	677

Atlas Senior Loan Fund Ltd.
6.353% due 04/22/2031 •		500	490

Babson CLO Ltd.
6.240% due 01/20/2031 •		685	679

Bain Capital Credit CLO Ltd.
6.220% due 07/20/2030 •		437	434

Birch Grove CLO Ltd.
6.682% due 06/15/2031 •		300	297

Blackrock European CLO DAC
3.797% due 10/15/2031 •	EUR	500	533

BPCRE Holder LLC
7.491% due 01/16/2037 •		$500	497

Carlyle Euro CLO DAC
3.877% due 01/15/2031 •	EUR	697	744
3.953% due 08/15/2030 •		1,268	1,352

Carlyle Global Market Strategies Euro CLO DAC
4.073% due 11/15/2031 •		900	964

Carrington Mortgage Loan Trust
6.500% due 07/20/2030 •		$652	650

CIFC Funding Ltd.
6.470% due 07/20/2030 •		372	370

CIT Mortgage Loan Trust
6.500% due 10/25/2037 •		47	47
6.650% due 10/25/2037 •		600	584

Citigroup Mortgage Loan Trust
5.610% due 12/25/2036 •		36	23
5.645% due 10/25/2036 •		400	383

Countrywide Asset-Backed Certificates Trust
5.340% due 11/25/2037 •		459	422
5.650% due 03/25/2037 •		180	170
5.890% due 08/25/2047 •		98	93
6.350% due 10/25/2035 •		11	11

Credit-Based Asset Servicing & Securitization LLC
5.270% due 07/25/2037 •		8	6
5.370% due 07/25/2037 •		36	24

Crestline Denali CLO Ltd.
6.413% due 10/23/2031 •		299	295

CVC Cordatus Loan Fund DAC
3.827% due 10/15/2031 •	EUR	800	857
4.156% due 09/15/2031 •		400	427

Denali Capital CLO Ltd.
6.310% due 04/15/2031 •		$498	491

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	15

Consolidated Schedule of Investments	PIMCO CommodityRealReturn® Strategy Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dryden CLO Ltd.
6.236% due 01/17/2033 •		$400	$395

Dryden Euro CLO DAC
4.183% due 05/15/2034 •	EUR	400	427

Dryden Senior Loan Fund
6.160% due 04/15/2029 •		$251	250

Ellington Loan Acquisition Trust
6.250% due 05/25/2037 •		19	18

Euro-Galaxy CLO DAC
3.831% due 04/24/2034 •	EUR	500	531

Fremont Home Loan Trust
5.285% due 10/25/2036 •		$89	78

Galaxy CLO Ltd.
6.230% due 10/15/2030 •		390	387

Gallatin CLO Ltd.
6.311% due 01/21/2028 •		183	183

GSAA Home Equity Trust
6.720% due 03/25/2046 þ		40	23

GSAMP Trust
5.220% due 12/25/2036 •		44	22
6.125% due 03/25/2035 ^•		70	63

Harvest CLO DAC
3.880% due 10/20/2031 •	EUR	500	534
4.250% due 06/26/2030 •		798	853

Home Equity Asset Trust
3.883% due 02/25/2036 •		$271	261

IndyMac INDB Mortgage Loan Trust
5.290% due 07/25/2036 •		223	70

JP Morgan Mortgage Acquisition Trust
5.360% due 10/25/2036 •		24	23

Jubilee CLO DAC
3.777% due 04/15/2030 •	EUR	300	320
4.326% due 12/15/2029 •		685	739

LCM LP
6.135% due 07/19/2027 •		$156	155
6.390% due 10/15/2031 •		600	593

LCM Ltd.
6.320% due 01/20/2031 •		469	465
6.330% due 04/15/2031 •		600	592

Lehman XS Trust
4.284% due 06/25/2036 þ		100	94
5.470% due 05/25/2036 •		71	61
7.450% due 12/25/2037 •		380	385

LoanCore Issuer Ltd.
6.616% due 01/17/2037 •		600	590

Long Beach Mortgage Loan Trust
5.390% due 08/25/2036 •		488	201

Madison Park Euro Funding DAC
3.927% due 01/15/2032 •	EUR	700	748

Madison Park Funding Ltd.
6.010% due 04/15/2029 •		$760	752
6.103% due 04/22/2027 •		218	217
6.262% due 07/27/2031 •		983	975
6.375% due 04/25/2032 •		800	792

Magnetite Ltd.
6.240% due 04/15/2031 •		688	683

Man GLG Euro CLO DAC
4.047% due 01/15/2030 •	EUR	110	118

MASTR Asset-Backed Securities Trust
5.300% due 10/25/2036 •		$168	55

MF1 LLC
7.226% due 06/19/2037 •		700	698

MidOcean Credit CLO
6.329% due 01/29/2030 •		175	174

Morgan Stanley Mortgage Loan Trust
6.000% due 02/25/2037 ^~		45	26
6.410% due 11/25/2036 þ		682	159

Mountain View CLO LLC
6.350% due 10/16/2029 •		541	538

Neuberger Berman CLO Ltd.
6.192% due 10/18/2029 •		783	777

New Century Home Equity Loan Trust
5.915% due 02/25/2035 •		75	68

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

OAK Hill European Credit Partners DAC
3.930% due 01/20/2032 •	EUR	418	$449

Oak Hill European Credit Partners DAC
3.940% due 10/20/2031		300	319

OCP Euro CLO DAC
3.997% due 01/15/2032 •		1,579	1,701

OZLM Ltd.
6.549% due 10/30/2030 •		$552	550

Palmer Square European Loan Funding DAC
3.897% due 10/15/2031 •	EUR	563	602

Renaissance Home Equity Loan Trust
6.250% due 09/25/2037 •		$906	400

Residential Asset Securities Corp. Trust
5.610% due 06/25/2036 •		159	153
5.645% due 04/25/2036 •		71	70

Saxon Asset Securities Trust
5.460% due 09/25/2037 •		98	92

Securitized Asset-Backed Receivables LLC Trust
5.450% due 07/25/2036 •		284	117
5.470% due 07/25/2036 •		134	47
5.590% due 10/25/2036 •		3,881	1,351
5.650% due 05/25/2036 •		458	246

SLM Student Loan Trust
5.805% due 10/25/2064 •		301	294

Sound Point CLO Ltd.
6.173% due 01/23/2029 •		134	134
6.230% due 10/20/2030 •		1,251	1,237
6.235% due 07/25/2030 •		900	890
6.263% due 01/23/2029 •		99	99

Soundview Home Loan Trust
5.350% due 06/25/2037 •		567	388

Structured Asset Securities Corp. Mortgage Loan Trust
6.670% due 04/25/2035 •		47	46

Symphony Static CLO Ltd.
6.085% due 10/25/2029 •		414	410

TCW CLO Ltd.
6.225% due 04/25/2031 •		500	495

TIAA CLO Ltd.
6.450% due 07/20/2031 •		500	494

Toro European CLO DAC
4.097% due 07/15/2030	EUR	357	386

TPG Real Estate Finance Issuer Ltd.
6.717% due 02/15/2039 •		$400	389

Venture CLO Ltd.
6.270% due 04/20/2029 •		232	232
6.311% due 09/07/2030 •		374	371
6.380% due 04/20/2032 •		700	689
6.459% due 07/30/2032 •		300	295

VMC Finance LLC
6.967% due 02/18/2039 •		1,400	1,363

Voya CLO Ltd.
6.240% due 06/07/2030 •		597	593

Wellfleet CLO Ltd.
6.420% due 07/20/2032 •		800	787

Total Asset-Backed Securities (Cost $49,643)			47,374

SOVEREIGN ISSUES 8.4%

Argentina Government International Bond
0.500% due 07/09/2030 þ		228	63
1.500% due 07/09/2035 þ		150	43

Canada Government Real Return Bond
4.250% due 12/01/2026 (d)	CAD	1,069	869

France Government International Bond
0.100% due 03/01/2026 (d)	EUR	2,686	2,873
0.100% due 07/25/2031 (d)		3,041	3,227
0.100% due 07/25/2038 (d)		2,297	2,335
0.250% due 07/25/2024 (d)		871	942
2.100% due 07/25/2023 (d)		2,818	3,072

Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (d)		1,186	1,184
1.400% due 05/26/2025 (d)		9,625	10,400

Japan Government International Bond
0.005% due 03/10/2031 (d)	JPY	84,610	629

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.100% due 03/10/2028 (d)	JPY	358,899	$2,622
0.100% due 03/10/2029 (d)		799,311	5,863

New Zealand Government International Bond
2.000% due 09/20/2025	NZD	1,920	1,505

Provincia de Buenos Aires
88.734% due 04/12/2025	ARS	980	2

Total Sovereign Issues (Cost $39,639)			35,629

		SHARES
PREFERRED SECURITIES 0.0%

FINANCIALS 0.0%

Bank of America Corp.
5.875% due 03/15/2028 •(e)		230,000	211

Total Preferred Securities (Cost $230)			211

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 57.7%

COMMERCIAL PAPER 1.6%

Arrow Electronics, Inc.
5.730% due 07/18/2023		$250	249

AT&T, Inc.
5.700% due 03/19/2024		1,200	1,149

Conagra Brands, Inc.
5.600% due 07/20/2023		250	249

Daimler Truck Finance North America LLC
5.350% due 07/21/2023		250	249

Duke Energy Corp.
5.400% due 08/08/2023		250	248

Electricite de France SA
5.510% due 08/04/2023		250	249

Enbridge (US), Inc.
5.440% due 07/20/2023		250	249

Global Payments, Inc.
5.930% due 07/28/2023		500	498
5.950% due 07/05/2023		250	250
5.950% due 07/07/2023		250	250

Humana, Inc.
5.510% due 08/03/2023		250	249

International Flavors & Fragrances, Inc.
6.000% due 07/03/2023		250	250

Keurig Dr Pepper, Inc.
5.350% due 07/20/2023		250	249

Leidos, Inc.
5.900% due 07/10/2023		250	250

Marriott International
5.420% due 07/18/2023		250	249

National Grid North America, Inc.
5.450% due 07/13/2023		250	249

Penske Truck Leasing Co. LP
5.350% due 07/11/2023		250	249

Republic Services, Inc.
5.250% due 07/05/2023		250	250

Targa Resources Corp.
5.950% due 07/26/2023		250	249

Walgreens Boots Alliance, Inc.
5.850% due 07/10/2023 (a)		250	250
6.000% due 07/05/2023		250	250
6.000% due 07/06/2023		250	250

			6,634

REPURCHASE AGREEMENTS (f) 52.6%
			223,569

ARGENTINA TREASURY BILLS 0.0%
(24.751)% due 10/18/2023 - 11/23/2023 (b)(c)	ARS	21,100	47

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 3.5%
5.200% due 08/10/2023 - 08/24/2023 (a)(b)(c)(k)	$15,139	$15,050

Total Short-Term Instruments (Cost $245,304)		245,300

Total Investments in Securities (Cost $584,625)		565,489

	SHARES
INVESTMENTS IN AFFILIATES 7.2%

SHORT-TERM INSTRUMENTS 7.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.2%

PIMCO Short-Term Floating NAV Portfolio III	3,142,172	30,551

Total Short-Term Instruments (Cost $30,554)		30,551

Total Investments in Affiliates (Cost $30,554)		30,551

Total Investments 140.1% (Cost $615,179)		$596,040

Financial Derivative Instruments (h)(j) (2.7)% (Cost or Premiums, net $(358))		(11,686)

Other Assets and Liabilities, net (37.4)%		(158,992)

Net Assets 100.0%		$425,362

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	5.080%	07/03/2023	07/05/2023	$134,800	U.S. Treasury Notes 2.500% due 04/30/2024	$(137,483)	$134,800	$134,800
	5.100	06/30/2023	07/03/2023	59,400	U.S. Treasury Inflation Protected Securities 1.000% due 02/15/2049	(61,529)	59,400	59,425
DEU	5.150	06/30/2023	07/03/2023	100	U.S. Treasury Bonds 2.750% due 08/15/2047	(104)	100	100
FICC	2.400	06/30/2023	07/03/2023	1,598	U.S. Treasury Notes 4.625% due 06/30/2025	(1,630)	1,598	1,598
	5.060	06/30/2023	07/03/2023	7,400	U.S. Treasury Notes 3.750% due 06/30/2030	(7,548)	7,400	7,403
JPS	5.090	06/28/2023	07/05/2023	6,377	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2025	(6,370)	6,377	6,382

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	17

Consolidated Schedule of Investments	PIMCO CommodityRealReturn® Strategy Portfolio	(Cont.)

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
SAL	5.160%	06/30/2023	07/03/2023	$13,300	U.S. Treasury Notes 0.250% due 07/31/2025	$(13,580)	$13,300	$13,306
SSB	2.400	06/30/2023	07/03/2023	594	U.S. Treasury Notes 1.875% due 06/30/2026(2)	(606)	594	594

Total Repurchase Agreements						$(228,850)	$223,569	$223,608

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(3)	Borrowing Date	Maturity Date	Amount Borrowed(3)	Payable for Sale-Buyback Transactions(4)
BPG	5.240%	07/03/2023	07/05/2023	$(163,809)	$(163,809)

Total Sale-Buyback Transactions					$(163,809)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(5)
U.S. Treasury Obligations (1.5)%
U.S. Treasury Inflation Protected Securities	0.125%	04/15/2025	$6,695	$(6,412)	$(6,372)

Total Short Sales (1.5)%				$(6,412)	$(6,372)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(4)	Payable for Short Sales(5)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(6)
Global/Master Repurchase Agreement
BPS	$194,225	$0	$0	$0	$194,225	$(199,012)	$(4,787)
DEU	100	0	0	0	100	(104)	(4)
FICC	9,001	0	0	0	9,001	(9,178)	(177)
JPS	6,382	0	0	0	6,382	(6,370)	12
SAL	13,306	0	0	0	13,306	(13,580)	(274)
SSB	594	0	0	0	594	(606)	(12)

Master Securities Forward Transaction Agreement
BOM	0	0	0	(5,757)	(5,757)	0	(5,757)
BPG	0	0	(163,809)	0	(163,809)	162,799	(1,010)
NOM	0	0	0	(615)	(615)	0	(615)

Total Borrowings and Other Financing Transactions	$223,608	$0	$(163,809)	$(6,372)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Sale-Buyback Transactions
U.S. Treasury Obligations	$0	$(163,809)	$0	$0	$(163,809)

Total Borrowings	$0	$(163,809)	$0	$0	$(163,809)

Payable for sale-buyback financing transactions					$(163,809)

(g)	Securities with an aggregate market value of $162,799 have been pledged as collateral under the terms of the above master agreements as of June 30, 2023.

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(50,639) at a weighted average interest rate of 4.533%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Payable for sale-buyback transactions includes $(48) of deferred price drop.

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

(5)	Payable for short sales includes $(2) of accrued interest.
(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CMX Gold August 2023 Futures	$1,830.000	07/26/2023	15	$2	$(128)	$(151)
Call - NYMEX Crude Oil August 2023 Futures	79.000	07/17/2023	5	5	(7)	(1)
Call - NYMEX Crude Oil September 2023 Futures	75.000	08/17/2023	2	2	(3)	(3)
Call - NYMEX Crude Oil September 2023 Futures	76.000	08/17/2023	1	1	(1)	(1)
Call - NYMEX Crude Oil September 2023 Futures	79.000	08/17/2023	1	1	(1)	(1)
Call - NYMEX Crude Oil September 2023 Futures	80.000	08/17/2023	4	4	(5)	(3)

					$(145)	$(160)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August 2023 Futures	$113.000	07/21/2023	64	$64	$(45)	$(71)

Total Written Options					$(190)	$(231)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Brent 1st Line vs. Dubai 1st Line August Futures	08/2023	1	$0	$(1)	$0	$0
Brent 1st Line vs. Dubai 1st Line December Futures	12/2023	1	1	0	0	0
Brent 1st Line vs. Dubai 1st Line July Futures	07/2023	1	0	(1)	0	0
Brent 1st Line vs. Dubai 1st Line July Futures	07/2023	2	0	0	0	0
Brent 1st Line vs. Dubai 1st Line November Futures	11/2023	1	1	0	0	0
Brent 1st Line vs. Dubai 1st Line October Futures	10/2023	1	1	0	0	0
Brent 1st Line vs. Dubai 1st Line September Futures	09/2023	1	1	(1)	0	0
Brent Crude December Futures	10/2023	1	75	2	1	0
Brent Crude December Futures	10/2024	4	289	5	2	0
Brent Crude June Futures	04/2024	11	809	12	6	0
Brent Crude March Futures	01/2024	5	371	6	3	0
Brent Crude September Futures	07/2023	1	75	2	1	0
California Carbon Allowance December Futures	12/2023	225	7,416	865	36	0
Cocoa September Futures	09/2023	8	268	28	7	0
Copper September Futures	09/2023	5	470	(10)	8	0
Corn December Futures	12/2024	4	99	(6)	0	(2)
Euro-Bund September Futures	09/2023	36	5,254	(39)	4	(37)
Euro-Mill Wheat December Futures	12/2023	14	182	1	1	(2)
Euro-Mill Wheat September Futures	09/2023	13	164	(17)	2	(2)
European Climate Exchange December Futures	12/2023	8	778	(3)	12	0
Gas Oil August Futures	08/2023	2	141	6	3	0
Gas Oil December Futures	12/2023	21	1,452	1	29	0
Gas Oil December Futures	12/2024	6	401	(3)	7	0
Gas Oil November Futures	11/2023	7	488	4	10	0
Gold 100 oz. August Futures	08/2023	15	2,894	(24)	17	0
Hard Red Winter Wheat December Futures	12/2023	17	680	(28)	0	(1)
Henry Hub Natural Gas April Futures	03/2024	2	16	(6)	0	0
Henry Hub Natural Gas August Futures	07/2024	2	17	(5)	0	0
Henry Hub Natural Gas December Futures	11/2024	2	21	(1)	0	0
Henry Hub Natural Gas February Futures	01/2024	2	19	(3)	0	0
Henry Hub Natural Gas January Futures	12/2023	2	19	(3)	0	0
Henry Hub Natural Gas July Futures	06/2024	2	17	(5)	0	0
Henry Hub Natural Gas June Futures	05/2024	2	16	(6)	0	0
Henry Hub Natural Gas March Futures	02/2024	2	18	(4)	0	0
Henry Hub Natural Gas May Futures	04/2024	2	16	(6)	0	0
Henry Hub Natural Gas November Futures	10/2024	2	19	(3)	0	0

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	19

Consolidated Schedule of Investments	PIMCO CommodityRealReturn® Strategy Portfolio	(Cont.)

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Henry Hub Natural Gas October Futures	09/2024	2	$17	$(5)	$0	$0
Henry Hub Natural Gas September Futures	08/2024	2	17	(5)	0	0
Iron Ore September Futures	09/2023	92	987	103	0	(19)
Lead September Futures	09/2023	1	53	0	0	0
Lean Hogs August Futures	08/2023	14	519	13	2	0
Live Cattle February Futures October Futures	10/2023	13	934	22	10	0
Low Sulphur Gasoil 1st Line vs Brent 1st Line August Futures	08/2023	1	19	(11)	1	0
Low Sulphur Gasoil 1st Line vs Brent 1st Line December Futures	12/2023	1	18	(12)	1	0
Low Sulphur Gasoil 1st Line vs Brent 1st Line November Futures	11/2023	1	18	(12)	1	0
Low Sulphur Gasoil 1st Line vs Brent 1st Line October Futures	10/2023	1	19	(11)	1	0
Low Sulphur Gasoil 1st Line vs Brent 1st Line September Futures	09/2023	1	19	(11)	1	0
Natural Gas December Futures	11/2023	11	488	(36)	21	0
Natural Gas November Futures	10/2023	2	64	(1)	2	0
Natural Gas November Futures	10/2023	5	200	28	9	0
Natural Gas October Futures	09/2023	6	171	(9)	5	0
Natural Gas October Futures	09/2023	4	138	3	8	0
Natural Gas October Futures	09/2024	10	345	(69)	5	0
Natural Gas September Futures	08/2023	44	1,221	80	37	0
RBOB Gasoline December Futures	11/2023	1	89	2	2	0
RBOB Gasoline October Futures	09/2023	4	373	5	6	0
Soybean January Futures	01/2024	1	67	3	4	0
Soybean Meal December Futures	12/2023	53	2,106	30	89	0
Soybean November Futures	11/2023	18	1,209	108	70	0
Sugar No. 11 March Futures	02/2024	14	359	(31)	10	0
U.S. Treasury 5-Year Note September Futures	09/2023	13	1,392	(15)	0	0
U.S. Treasury 10-Year Note September Futures	09/2023	54	6,062	(80)	8	0
U.S. Treasury Ultra 10-Year Note September Futures	09/2023	138	16,344	(136)	41	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2023	142	19,343	188	178	0
Wheat December Futures	12/2023	137	4,584	(170)	0	(104)
WTI Crude August Futures	07/2023	2	141	1	2	0
WTI Crude December Futures	11/2025	10	647	8	3	0
WTI Crude December Futures	11/2026	3	187	1	1	0
WTI Crude February Futures	01/2024	6	420	12	3	0
WTI Crude January Futures	12/2023	2	140	1	1	0
WTI Crude June Futures	05/2025	13	857	9	4	0
WTI Crude March Futures	02/2024	15	1,046	14	7	0
WTI Crude September Futures	08/2024	2	136	3	1	0

				$777	$683	$(167)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Aluminum September Futures	09/2023	20	$(1,074)	$67	$68	$0
Arabica Coffee December Futures	12/2023	6	(356)	34	5	0
Arabica Coffee September Futures	09/2023	5	(298)	46	5	0
Brent Crude December Futures	10/2025	14	(980)	(10)	0	(7)
Brent Crude June Futures	04/2025	11	(781)	(9)	0	(6)
Call Options Strike @ EUR 38.000 on Natural Gas December 2023 Futures(1)	11/2023	10	(169)	(93)	0	(10)
Call Options Strike @ EUR 38.000 on Natural Gas November 2023 Futures(1)	10/2023	10	(137)	(63)	0	(10)
Call Options Strike @ EUR 38.000 on Natural Gas October 2023 Futures(1)	09/2023	10	(95)	(19)	0	(10)
Call Options Strike @ EUR 50.000 on Natural Gas September 2023 Futures(1)	08/2023	20	(87)	9	0	(12)
Call Options Strike @ EUR 52.000 on Natural Gas December 2023 Futures(1)	11/2023	5	(56)	(4)	1	(3)
Call Options Strike @ EUR 52.000 on Natural Gas November 2023 Futures(1)	10/2023	5	(42)	8	0	(3)
Call Options Strike @ EUR 52.000 on Natural Gas October 2023 Futures(1)	09/2023	5	(28)	24	0	(2)
Call Options Strike @ EUR 80.000 on Natural Gas December 2023 Futures(1)	11/2023	4	(22)	1	1	(2)
Call Options Strike @ USD 80.000 on Brent Crude September 2023 Futures(1)	07/2023	1	(1)	1	0	0
Call Options Strike @ USD 81.000 on Brent Crude September 2023 Futures(1)	07/2023	1	(1)	0	0	0
Call Options Strike @ USD 82.000 on Brent Crude September 2023 Futures(1)	07/2023	4	(2)	2	0	0
Call Options Strike @ USD 83.000 on Brent Crude September 2023 Futures(1)	07/2023	1	0	1	0	0
Call Options Strike @ USD 84.000 on Brent Crude September 2023 Futures(1)	07/2023	2	(1)	3	0	0
Call Options Strike @ USD 85.000 on Brent Crude September 2023 Futures(1)	07/2023	2	0	2	0	0
Corn December Futures	12/2023	115	(2,845)	238	194	0
Corn September Futures	09/2023	77	(1,881)	113	135	0
Cotton No. 2 December Futures	12/2023	9	(362)	3	0	(6)
Euro-Bobl September Futures	09/2023	94	(11,869)	131	51	0
Euro-BTP Italy Government Bond September Futures	09/2023	79	(9,021)	90	22	0
Euro-BTP September Futures	09/2023	9	(1,140)	(9)	9	0
Euro-Buxl 30-Year Bond September Futures	09/2023	10	(1,523)	(22)	17	(8)

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Oat September Futures	09/2023	62	$(8,687)	$48	$66	$(5)
Euro-Schatz September Futures	09/2023	693	(79,288)	656	132	0
Gas Oil June Futures	06/2024	10	(678)	2	0	(13)
Gas Oil March Futures	03/2024	7	(480)	18	0	(10)
Gas Oil October Futures	10/2023	18	(1,261)	(17)	0	(24)
Gold 100 oz. December Futures	12/2023	2	(394)	6	0	(2)
Hard Red Winter Wheat September Futures	09/2023	10	(400)	12	0	0
Henry Hub Natural Gas April Futures	03/2025	2	(18)	3	0	0
Henry Hub Natural Gas August Futures	07/2025	2	(19)	2	0	0
Henry Hub Natural Gas December Futures	11/2025	2	(23)	(1)	0	0
Henry Hub Natural Gas February Futures	01/2025	2	(22)	(1)	0	0
Henry Hub Natural Gas January Futures	12/2024	2	(22)	(1)	0	0
Henry Hub Natural Gas July Futures	06/2025	2	(19)	2	0	0
Henry Hub Natural Gas June Futures	05/2025	2	(18)	3	0	0
Henry Hub Natural Gas March Futures	02/2025	2	(20)	1	0	0
Henry Hub Natural Gas May Futures	04/2025	2	(18)	3	0	0
Henry Hub Natural Gas November Futures	10/2025	2	(21)	0	0	0
Henry Hub Natural Gas October Futures	09/2025	2	(19)	2	0	0
Henry Hub Natural Gas September Futures	08/2025	2	(19)	2	0	0
Japan Government 10-Year Bond September Futures	09/2023	15	(15,442)	(56)	11	(6)
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini August Futures	08/2023	1	(20)	12	0	(1)
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini December Futures	12/2023	1	(20)	12	0	(1)
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini November Futures	11/2023	1	(20)	12	0	(1)
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini October Futures	10/2023	1	(20)	12	0	(1)
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini September Futures	09/2023	1	(20)	12	0	(1)
Lean Hogs October Futures	10/2023	24	(752)	4	9	0
Live Cattle February Futures August Futures	08/2023	8	(567)	(19)	0	(9)
Natural Gas December Futures	11/2023	3	(109)	4	0	(3)
Natural Gas January Futures	12/2023	10	(385)	(7)	0	(8)
Natural Gas January Futures	12/2024	10	(447)	65	0	(3)
Natural Gas September Futures	08/2023	6	(181)	(15)	0	(14)
Natural Gas September Futures	08/2023	10	(365)	(5)	0	(25)
New York Harbor ULSD December Futures	11/2023	2	(203)	1	0	(3)
Nickel September Futures	09/2023	2	(246)	5	5	0
Palladium September Futures	09/2023	2	(244)	55	1	0
Plantinum October Futures	10/2023	4	(183)	1	0	(1)
Put Options Strike @ EUR 38.000 on Natural Gas December 2023 Futures(1)	11/2023	10	(35)	41	9	0
Put Options Strike @ EUR 38.000 on Natural Gas November 2023 Futures(1)	10/2023	10	(35)	37	9	0
Put Options Strike @ EUR 38.000 on Natural Gas October 2023 Futures(1)	09/2023	10	(59)	17	11	0
Put Options Strike @ EUR 40.000 on Natural Gas December 2023 Futures(1)	11/2023	4	(16)	5	4	0
Put Options Strike @ EUR 52.000 on Natural Gas December 2023 Futures(1)	11/2023	5	(45)	7	7	0
Put Options Strike @ EUR 52.000 on Natural Gas November 2023 Futures(1)	10/2023	5	(47)	4	7	0
Put Options Strike @ EUR 52.000 on Natural Gas October 2023 Futures(1)	09/2023	5	(67)	(14)	8	0
RBOB Gasoline September Futures	08/2023	5	(517)	(7)	0	(9)
Silver September Futures	09/2023	3	(345)	6	0	(3)
Soybean Meal January Futures	01/2024	8	(316)	(11)	0	(13)
Soybean November Futures	11/2024	2	(121)	0	0	0
Soybean Oil December Futures	12/2023	6	(212)	(29)	0	(14)
Soybean Oil January Futures	01/2024	7	(245)	(25)	0	(16)
U.S. Treasury 2-Year Note September Futures	09/2023	377	(76,661)	722	12	0
U.S. Treasury Long-Term Bond September Futures	09/2023	462	(58,631)	125	0	(347)
Wheat September Futures	09/2023	11	(358)	(3)	9	0
WTI Crude August Futures	07/2023	1	(71)	1	0	(1)
WTI Crude December Futures	11/2023	5	(352)	4	0	(3)
WTI Crude December Futures	11/2024	14	(944)	(12)	0	(5)
WTI Crude June Futures	05/2024	22	(1,518)	(29)	0	(9)
WTI Crude May Futures	04/2024	1	(69)	(1)	0	(1)
WTI Crude October Futures	09/2023	3	(212)	(8)	0	(2)
Zinc September Futures	09/2023	6	(358)	7	10	(3)

				$2,214	$818	$(636)

Total Futures Contracts				$2,991	$1,501	$(803)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
General Electric Co.	1.000%	Quarterly	12/20/2023	0.276%	$200	$ (11)	$12	$1	$0	$0

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	21

Consolidated Schedule of Investments	PIMCO CommodityRealReturn® Strategy Portfolio	(Cont.)

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300%	Semi-Annual	09/20/2027	JPY	195,330	$(3)	$0	$(3)	$1	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		959,000	19	(40)	(21)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	09/21/2023		$600	0	(9)	(9)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		4,500	(19)	27	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/21/2026		600	13	40	53	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.840	Semi-Annual	11/15/2028		3,500	0	335	335	0	(2)
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.840	Semi-Annual	11/21/2028		1,900	0	181	181	0	(1)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		15,200	(118)	(273)	(391)	43	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.975	Semi-Annual	11/15/2053		700	0	(187)	(187)	6	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.888	Semi-Annual	11/21/2053		400	0	(113)	(113)	4	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		6,700	129	156	285	0	(69)
Pay	3-Month EUR-EURIBOR	0.526	Annual	11/21/2023	EUR	10,300	0	(265)	(265)	0	(3)
Receive	3-Month USD-LIBOR	0.000	Quarterly	09/21/2023		$600	0	9	9	0	0
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024	EUR	100	0	(5)	(5)	0	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		700	(3)	(74)	(77)	0	(3)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		1,600	(9)	(170)	(179)	0	(6)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		900	(7)	(94)	(101)	0	(3)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		1,600	(6)	(150)	(156)	0	(6)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		700	(3)	(65)	(68)	0	(2)
Pay	6-Month EUR-EURIBOR	2.879	Annual	08/15/2032		5,300	0	(66)	(66)	0	(31)
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033		14,700	(26)	50	24	0	(93)
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		900	56	413	469	5	0
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		950	1	493	494	5	0
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		1,800	112	822	934	9	0
Receive(6)	6-Month EUR-EURIBOR	2.500	Annual	09/20/2053		2,300	36	(29)	7	16	0
Receive	CPTFEMU	3.000	Maturity	05/15/2027		1,100	1	39	40	0	(1)
Receive	CPTFEMU	3.130	Maturity	05/15/2027		600	0	17	17	0	(1)
Receive	CPTFEMU	2.359	Maturity	08/15/2030		800	9	31	40	0	(1)
Pay	CPTFEMU	1.380	Maturity	03/15/2031		3,300	(24)	(735)	(759)	7	0
Receive	CPTFEMU	2.600	Maturity	05/15/2032		1,200	6	56	62	0	(1)
Receive	CPTFEMU	2.570	Maturity	06/15/2032		2,700	0	104	104	0	(3)
Receive	CPTFEMU	2.720	Maturity	06/15/2032		1,300	(7)	36	29	0	(1)
Receive	CPTFEMU	2.470	Maturity	07/15/2032		600	0	29	29	0	(1)
Receive	CPTFEMU	1.710	Maturity	03/15/2033		400	(1)	76	75	0	0
Pay	CPTFEMU	2.488	Maturity	05/15/2037		1,580	2	(121)	(119)	1	0
Pay	CPTFEMU	1.945	Maturity	11/15/2048		100	0	(30)	(30)	0	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		200	0	(26)	(26)	0	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		700	(13)	(77)	(90)	0	0
Pay	CPTFEMU	2.550	Maturity	04/15/2052		200	0	(26)	(26)	0	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052		230	0	(38)	(38)	0	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052		700	0	(40)	(40)	0	0
Pay	CPTFEMU	2.680	Maturity	04/15/2053		600	1	(9)	(8)	0	(1)
Pay	CPTFEMU	2.700	Maturity	04/15/2053		400	3	(6)	(3)	0	(1)
Receive	CPURNSA	2.703	Maturity	05/25/2026		$130	0	10	10	0	0
Pay	CPURNSA	2.102	Maturity	07/20/2027		1,800	0	(209)	(209)	0	(1)
Pay	CPURNSA	2.080	Maturity	07/25/2027		1,300	0	(154)	(154)	0	(1)
Pay	CPURNSA	2.122	Maturity	08/01/2027		1,900	0	(218)	(218)	0	(1)
Receive	CPURNSA	1.794	Maturity	08/24/2027		600	0	87	87	0	0
Receive	CPURNSA	1.798	Maturity	08/25/2027		300	0	43	43	0	0
Receive	CPURNSA	1.890	Maturity	08/27/2027		300	0	41	41	0	0
Pay	CPURNSA	2.180	Maturity	09/20/2027		650	0	(72)	(72)	0	0
Pay	CPURNSA	2.150	Maturity	09/25/2027		600	0	(69)	(69)	0	0
Pay	CPURNSA	2.155	Maturity	10/17/2027		1,400	0	(159)	(159)	0	(1)
Pay	CPURNSA	2.335	Maturity	02/05/2028		2,010	4	(184)	(180)	0	0
Pay	CPURNSA	2.352	Maturity	05/09/2028		630	0	(55)	(55)	0	(1)
Pay	CPURNSA	2.360	Maturity	05/09/2028		950	0	(82)	(82)	0	(1)
Pay	CPURNSA	2.364	Maturity	05/10/2028		960	0	(82)	(82)	0	(1)

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	CPURNSA	2.370%	Maturity	06/06/2028		$1,800	$0	$(156)	$(156)	$0	$(2)
Receive	CPURNSA	2.573	Maturity	08/26/2028		1,100	0	68	68	1	0
Receive	CPURNSA	2.645	Maturity	09/10/2028		500	0	27	27	0	0
Pay	CPURNSA	2.165	Maturity	04/16/2029		1,100	0	(125)	(125)	0	(1)
Pay	CPURNSA	1.954	Maturity	06/03/2029		400	0	(53)	(53)	0	0
Pay	CPURNSA	1.998	Maturity	07/25/2029		2,800	2	(357)	(355)	0	(2)
Receive	CPURNSA	2.311	Maturity	02/24/2031		8,300	4	892	896	4	0
Receive	FRCPXTOB	1.030	Maturity	03/15/2024	EUR	800	0	76	76	0	(1)
Pay	FRCPXTOB	1.618	Maturity	07/15/2028		520	0	(60)	(60)	1	0
Pay	FRCPXTOB	1.910	Maturity	01/15/2038		390	1	(74)	(73)	2	0

							$160	$(599)	$(439)	$111	$(243)

Total Swap Agreements							$149	$(587)	$(438)	$111	$(243)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$1,505	$111	$1,616	$(231)	$(803)	$(243)	$(1,277)

(i)	Securities with an aggregate market value of $1,363 and cash of $5,977 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.

(1)	Future styled option.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin asset of $4 for closed futures is outstanding at period end.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2023	AUD	177		$116	$0	$(2)
	07/2023		$12	AUD	18	0	0
	08/2023	AUD	18		$12	0	0

BOA	07/2023	MXN	6,180		336	0	(24)
	07/2023	NZD	617		374	0	(4)
	08/2023	EUR	144		157	1	(1)
	08/2023	GBP	27		34	0	0

BPS	07/2023	AUD	506		330	0	(7)
	07/2023	JPY	1,065,695		7,666	280	0
	07/2023	NZD	56		34	0	(1)
	07/2023		$37,197	EUR	33,948	0	(153)
	08/2023	EUR	33,948		$37,249	154	0
	08/2023		$240	EUR	220	1	0

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	23

Consolidated Schedule of Investments	PIMCO CommodityRealReturn® Strategy Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
CBK	07/2023	CAD	1,153		$846	$0	$(24)
	07/2023		$1,676	AUD	2,505	0	(7)
	07/2023		886	EUR	816	6	(1)
	08/2023	AUD	15		$10	0	0
	08/2023	EUR	176		191	0	(1)
	08/2023		$51	EUR	47	1	0

JPM	07/2023		2,538	JPY	362,918	0	(23)
	08/2023	EUR	940		$1,035	7	0
	08/2023	JPY	361,376		2,538	23	0
	08/2023		$43	EUR	40	1	0
	08/2023		183	GBP	146	2	0

MBC	07/2023	GBP	1,071		$1,326	0	(34)
	07/2023		$286	EUR	267	6	0

RBC	08/2023		17	GBP	14	0	0
	08/2023		2	MXN	35	0	0

SCX	07/2023	NZD	1,607		$976	0	(11)
	07/2023		$17	AUD	26	0	0
	08/2023	AUD	26		$17	0	0
	08/2023	GBP	21		26	0	0

SOG	07/2023	AUD	1,168		764	0	(14)
	07/2023	EUR	35,031		37,684	0	(542)

TOR	07/2023	AUD	618		404	0	(8)
	07/2023		$21	AUD	32	0	0
	07/2023		871	CAD	1,153	0	(1)
	07/2023		1,361	GBP	1,071	0	(1)
	07/2023		4,880	JPY	702,728	0	(10)
	07/2023		1,388	NZD	2,280	11	0
	08/2023	AUD	32		$21	0	0
	08/2023	CAD	1,152		871	1	0
	08/2023	GBP	1,071		1,361	1	0
	08/2023	JPY	699,748		4,880	10	0
	08/2023	NZD	2,280		1,388	0	(11)

UAG	07/2023	AUD	142		93	0	(2)
	07/2023		$10	AUD	16	0	0
	07/2023		445	MXN	7,817	11	0
	08/2023	AUD	15		$10	0	0
	08/2023		$77	GBP	61	0	0

Total Forward Foreign Currency Contracts						$516	$(882)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.237%	11/17/2023	1,400	$87	$307

NGF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	11/13/2023	2,900	182	612

Total Purchased Options							$269	$919

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	1,200	$(55)	$(68)

JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	600	(4)	0

						$(59)	$(68)

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750%	09/12/2023	10,500	$(30)	$(12)

DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.340	11/17/2023	6,900	(87)	(509)

FAR	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.420	09/21/2023	25,500	(145)	(109)

JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	09/12/2023	14,700	(41)	(17)

NGF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	11/13/2023	14,000	(185)	(1,061)

							$(488)	$(1,708)

OPTIONS ON INDICES

Counterparty	Description	Strike Value	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC GOLDLNPM Index	2,500.000	01/24/2024	0	$(6)	$(1)

JPM	Call - OTC GOLDLNPM Index	2,000.000	10/19/2023	2	(96)	(69)

					$(102)	$(70)

Total Written Options					$(649)	$(1,846)

SWAP AGREEMENTS:

COMMODITY FORWARD SWAPS

Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Pay	EURMARG3 2H23	$15.072	Maturity	12/31/2023	2,400	$0	$4	$4	$0
	Receive	EURMARG3 4Q23	8.600	Maturity	12/31/2023	900	0	2	2	0
	Receive	GASOILCO 3Q23	24.250	Maturity	09/30/2023	300	0	(1)	0	(1)
	Pay	GASOILCO N23	18.200	Maturity	07/31/2023	100	0	0	0	0
	Receive	GOLDLNPM Index	2,027.000	Maturity	01/24/2024	20	0	(1)	0	(1)
	Pay	JETCO 3Q23	26.600	Maturity	09/30/2023	300	0	2	2	0
	Receive	JETCO N23	19.000	Maturity	07/31/2023	100	0	0	0	0

GST	Receive	EURMARGIN CAL23	7.940	Maturity	12/31/2023	600	0	4	4	0

JPM	Pay	BAPA CAL23	0.802	Maturity	12/31/2023	283,500	0	64	64	0
	Receive	EURMARG3 4Q23	8.480	Maturity	12/31/2023	542	0	1	1	0
	Pay	EURMARG3 4Q23	9.783	Maturity	12/31/2023	1,200	0	(1)	0	(1)
	Receive	EURMARGIN CAL23	8.030	Maturity	12/31/2023	600	0	3	3	0
	Receive	GOLDLNPM Index	1,712.000	Maturity	10/19/2023	400	0	94	94	0

MEI	Receive	BAPA CAL23	0.954	Maturity	12/31/2023	283,500	0	(107)	0	(107)

MYC	Receive	EURMARG3 2H23	11.620	Maturity	12/31/2023	516	0	1	1	0
	Receive	EURMARGIN CAL23	8.000	Maturity	12/31/2023	600	0	4	4	0

							$0	$69	$179	$(110)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
DUB	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	$800	$(42)	$42	$0	$0

GST	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	300	(17)	17	0	0

SAL	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	400	(1)	(3)	0	(4)

						$(60)	$56	$0	$(4)

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	25

Consolidated Schedule of Investments	PIMCO CommodityRealReturn® Strategy Portfolio	(Cont.)

TOTAL RETURN SWAPS ON COMMODITY INDICES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	BCOMF1NTC Index	17,434	0.120%	Monthly	02/15/2024	$2,246	$0	$(2)	$0	$(2)
	Receive	BCOMF1TC Index	83,211	5.320% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	8,384	0	(176)	0	(176)
	Receive	BCOMTR Index	209,277	5.300% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	48,296	0	(965)	0	(965)

CBK	Receive	BCOMF1TC Index	421	5.320% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	48	0	(1)	0	(1)
	Receive	BCOMTR Index	7,319	5.300% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	1,689	0	(34)	0	(34)
	Receive	CIXBSTR3 Index	118,366	5.330% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	30,123	0	(619)	0	(619)

CIB	Receive	BCOMTR Index	18,511	5.300% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	4,272	0	(85)	0	(85)

FBF	Receive	BCOMTR Index	113,829	5.280% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	26,269	0	(525)	0	(525)

GST	Receive	BCOMF1NTC Index	1,176	5.380% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	403	0	(2)	0	(2)
	Receive	BCOMF1TC Index	102,940	5.320% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	38,429	0	(806)	0	(806)
	Receive	BCOMTR Index	152,697	5.310% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	35,239	0	(705)	0	(705)
	Receive	CMDSKEWLS Index	11,165	0.250%	Monthly	02/15/2024	3,094	0	79	79	0

JPM	Receive	JMABFNJ2 Index	35,936	0.000%	Monthly	12/29/2023	3,698	0	0	0	0
	Pay	BCOMTR Index	24,877	5.100% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	01/16/2024	5,741	123	(104)	19	0
	Receive	BCOMF1TC Index	7,483	5.330% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	1,461	0	(31)	0	(31)
	Receive	JMABNIC5 Index	61,603	0.000%	Monthly	02/15/2024	11,034	0	(62)	0	(62)

MAC	Receive	BCOMTR Index	8,118	5.310% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	1,874	0	(37)	0	(37)
	Receive	BCOMTR1 Index	131,416	5.310% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	15,044	0	(301)	0	(301)
	Receive	PIMCODB Index	200,698	0.000%	Monthly	02/15/2024	36,495	0	(345)	0	(345)

MEI	Receive	BCOMTR2 Index	292,026	5.300% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	50,958	0	(1,015)	0	(1,015)

MYC	Receive	BCOMTR Index	287,798	5.290% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	66,417	0	(1,327)	0	(1,327)
	Receive	BCOMTR1 Index	80,105	5.330% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	54,015	0	(1,081)	0	(1,081)

RBC	Receive	RBCAEC0T Index	50,266	5.250% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	3,935	0	(80)	0	(80)

SOG	Receive	BCOMTR Index	10,441	5.300% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	2,410	0	(48)	0	(48)

								$123	$(8,272)	$98	$(8,247)

26	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
MYC	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.370%	Maturity	07/06/2023	$25,000	$0	$(244)	$0	$(244)
	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.390%	Maturity	07/06/2023	75,000	0	(727)	0	(727)
	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.240%	Maturity	07/24/2023	121,000	0	(1,660)	0	(1,660)
	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.210% (1-Month USD-LIBOR plus a specified spread)	Maturity	02/23/2024	20,000	0	(143)	0	(143)

								$0	$(2,774)	$0	$(2,774)

VOLATILITY SWAPS

Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	Pay	Copper June Futures(6)	9.151%	Maturity	09/06/2023	$45	$0	$2	$2	$0
	Pay	Copper June Futures(6)	9.641	Maturity	09/06/2023	37	0	2	2	0

GST	Pay	GOLDLNPM Index(6)	4.162	Maturity	01/30/2024	108	0	2	2	0

JPM	Pay	GOLDLNPM Index(6)	6.970	Maturity	08/02/2024	67	0	3	3	0
	Pay	GOLDLNPM Index(6)	6.325	Maturity	04/10/2026	4,453	0	117	117	0

							$0	$126	$126	$0

Total Swap Agreements							$63	$(10,795)	$403	$(11,135)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$0	$0	$0	$0	$(2)	$0	$0	$(2)	$(2)	$0	$(2)
BOA	1	0	0	1	(29)	0	0	(29)	(28)	0	(28)
BPS	435	0	8	443	(161)	(13)	(1,145)	(1,319)	(876)	1,492	616
CBK	7	0	4	11	(33)	0	(654)	(687)	(676)	1,002	326
CIB	0	0	0	0	0	0	(85)	(85)	(85)	0	(85)
DUB	0	307	0	307	0	(509)	0	(509)	(202)	71	(131)
FAR	0	0	0	0	0	(109)	0	(109)	(109)	0	(109)
FBF	0	0	0	0	0	0	(525)	(525)	(525)	591	66
GLM	0	0	0	0	0	(68)	0	(68)	(68)	0	(68)
GST	0	0	85	85	0	0	(1,513)	(1,513)	(1,428)	2,234	806
JPM	33	0	301	334	(23)	(86)	(94)	(203)	131	0	131
MAC	0	0	0	0	0	0	(683)	(683)	(683)	1,117	434
MBC	6	0	0	6	(34)	0	0	(34)	(28)	0	(28)
MEI	0	0	0	0	0	0	(1,122)	(1,122)	(1,122)	1,701	579
MYC	0	0	5	5	0	0	(5,182)	(5,182)	(5,177)	6,798	1,621
NGF	0	612	0	612	0	(1,061)	0	(1,061)	(449)	300	(149)
RBC	0	0	0	0	0	0	(80)	(80)	(80)	0	(80)
SAL	0	0	0	0	0	0	(4)	(4)	(4)	0	(4)
SCX	0	0	0	0	(11)	0	0	(11)	(11)	0	(11)
SOG	0	0	0	0	(556)	0	(48)	(604)	(604)	424	(180)
TOR	23	0	0	23	(31)	0	0	(31)	(8)	0	(8)
UAG	11	0	0	11	(2)	0	0	(2)	9	0	9

Total Over the Counter	$516	$919	$403	$1,838	$(882)	$(1,846)	$(11,135)	$(13,863)

(k)

Securities with an aggregate market value of $15,991 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	27

Consolidated Schedule of Investments	PIMCO CommodityRealReturn® Strategy Portfolio	(Cont.)

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(6)	Variance Swap
(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of June 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$893	$0	$0	$0	$612	$1,505
Swap Agreements	0	0	0	0	111	111

	$893	$0	$0	$0	$723	$1,616

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$516	$0	$516
Purchased Options	0	0	0	0	919	919
Swap Agreements	403	0	0	0	0	403

	$403	$0	$0	$516	$919	$1,838

	$1,296	$0	$0	$516	$1,642	$3,454

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$160	$0	$0	$0	$71	$231
Futures	348	0	0	0	455	803
Swap Agreements	0	0	0	0	243	243

	$508	$0	$0	$0	$769	$1,277

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$882	$0	$882
Written Options	70	0	0	0	1,776	1,846
Swap Agreements	8,357	4	0	0	2,774	11,135

	$8,427	$4	$0	$882	$4,550	$13,863

	$8,935	$4	$0	$882	$5,319	$15,140

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the period ended June 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$(146)	$0	$0	$0	$22	$(124)
Futures	303	0	0	0	(1,780)	(1,477)
Swap Agreements	0	1	0	0	(3,578)	(3,577)

	$157	$1	$0	$0	$(5,336)	$(5,178)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(717)	$0	$(717)
Purchased Options	0	0	0	0	(647)	(647)
Written Options	53	1	0	0	704	758
Swap Agreements	(43,824)	4	0	0	599	(43,221)

	$(43,771)	$5	$0	$(717)	$656	$(43,827)

	$(43,614)	$6	$0	$(717)	$(4,680)	$(49,005)

28	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$44	$0	$0	$0	$(26)	$18
Futures	817	0	0	0	441	1,258
Swap Agreements	0	0	0	0	3,651	3,651

	$861	$0	$0	$0	$4,066	$4,927

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$905	$0	$905
Purchased Options	0	0	0	0	606	606
Written Options	26	(1)	0	0	(701)	(676)
Swap Agreements	(5,173)	(3)	0	0	(1,506)	(6,682)

	$(5,147)	$(4)	$0	$905	$(1,601)	$(5,847)

	$(4,286)	$(4)	$0	$905	$2,465	$(920)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,875	$0	$1,875
U.S. Government Agencies	0	27,484	0	27,484
U.S. Treasury Obligations	0	203,758	0	203,758
Non-Agency Mortgage-Backed Securities	0	3,821	37	3,858
Asset-Backed Securities	0	47,374	0	47,374
Sovereign Issues	0	35,629	0	35,629
Preferred Securities
Financials	0	211	0	211
Short-Term Instruments
Commercial Paper	0	6,634	0	6,634
Repurchase Agreements	0	223,569	0	223,569
Argentina Treasury Bills	0	47	0	47
U.S. Treasury Bills	0	15,050	0	15,050

	$0	$565,452	$37	$565,489

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$30,551	$0	$0	$30,551

Total Investments	$30,551	$565,452	$37	$596,040

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(6,372)	$0	$(6,372)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,262	350	0	1,612
Over the counter	0	1,838	0	1,838

	$1,262	$2,188	$0	$3,450

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(616)	(661)	0	(1,277)
Over the counter	0	(13,863)	0	(13,863)

	$(616)	$(14,524)	$0	$(15,140)

Total Financial Derivative Instruments	$646	$(12,336)	$0	$(11,690)

Totals	$31,197	$546,744	$37	$577,978

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	29

Notes to Financial Statements

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Class M, Administrative Class and Advisor Class shares of the PIMCO CommodityRealReturn® Strategy Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

The Portfolio has established a Cayman Islands exempted company, the “Subsidiary”, which is wholly-owned and controlled by the Portfolio. See Note 14. Basis for Consolidation in the Notes to Financial Statements for more information regarding the Subsidiary.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Consolidated Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Foreign Currency Translation  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Consolidated Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Consolidated Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities

30	PIMCO VARIABLE INSURANCE TRUST

June 30, 2023	(Unaudited)

other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Consolidated Statement of Operations.

(c) Multi-Class Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared and distributed to shareholders quarterly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain Portfolios, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital on the Consolidated Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Consolidated Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates  In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. In December 2022, FASB issued ASU 2022-06, which includes amendments to extend the duration of the LIBOR transition relief to December 31, 2024, after which entities will no longer be permitted to apply the reference rate reform relief. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Portfolio’s investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Portfolio’s financial statements.

SEMIANNUAL REPORT	|	JUNE 30, 2023	31

Notes to Financial Statements	(Cont.)

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will change the disclosures provided to shareholders. The rule is effective as of January 24, 2023, but the SEC is providing an 18-month compliance period after the effective date other than for rule amendments addressing fee and expense information in advertisements that might be materially misleading. At this time, management is evaluating the implications of these changes on the financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business days after the trade date (T+1). The effective date was May 5, 2023, and the compliance date for the amendments is May 28, 2024. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The NAV of the Portfolio’s shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those

32	PIMCO VARIABLE INSURANCE TRUST

June 30, 2023	(Unaudited)

securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

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Notes to Financial Statements	(Cont.)

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates,

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implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended June 30, 2023 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$267	$204,839	$(174,550)	$(2)	$(3)	$30,551	$149	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Delayed-Delivery Transactions  involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the

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Notes to Financial Statements	(Cont.)

Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Perpetual Bonds  are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government

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securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Consolidated Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that requires the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop.’ A price drop consists of (i) the foregone interest

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Notes to Financial Statements	(Cont.)

and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(c) Short Sales  Short sales are transactions in which the Portfolio sells a security that it may not own. The Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Consolidated Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(d) Interfund Lending  In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the

Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2023, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Consolidated Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal

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to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Consolidated Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Commodity Options  are options on commodity futures contracts (“Commodity Option”). The underlying instrument for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The exercise of a Commodity Option will not include physical delivery of the underlying commodity but will result in a cash transfer for the amount of the difference between the current market value of the underlying futures contract and the strike price. For an option that is in-the-money, the Portfolio will normally offset its position rather than exercise the option to retain any remaining time value.

Inflation-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

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Notes to Financial Statements	(Cont.)

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Indices  (“Index Option”) use a specified index as the underlying instrument for the option contract. The exercise for an Index Option will not include physical delivery of the underlying index but will result in a cash transfer of the amount of the difference between the settlement price of the underlying index and the strike price.

(d) Swap Agreements  are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Consolidated Statement of

Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Consolidated Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps

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and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Commodity Forward Swap Agreements  (“Commodity Forwards”) are entered into to gain or mitigate exposure to the underlying referenced commodity. Commodity Forwards involve commitments between two parties where cash flows are exchanged at a future date based on the difference between a fixed and variable price with respect to the number of units of the commodity. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the fixed and variable price of the underlying commodity multiplied by the number of units. To the extent the difference between the fixed and variable price of the underlying referenced commodity exceeds or falls short of the offsetting payment obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Credit default swaps on credit indices may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Consolidated Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of

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Notes to Financial Statements	(Cont.)

default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain the Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or ‘‘cap,’’ (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or ‘‘floor,’’ (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

Volatility Swap Agreements  are also known as forward volatility agreements and volatility swaps, and are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. For example, the Portfolio may enter into a volatility swap in order to take the position that the referenced instrument’s volatility will increase over a particular period of time. If the referenced instrument’s volatility does increase over the specified time, the Portfolio will receive payment from its counterparty based upon the amount by which the referenced instrument’s realized volatility level exceeds a volatility level agreed upon by the parties. If the referenced instrument’s volatility does not increase over the specified time, the Portfolio will make a payment to the counterparty based upon the amount by which the referenced instrument’s realized volatility level falls below the volatility level agreed upon by the parties. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price volatility of the referenced instrument and the strike multiplied by the notional amount. As a receiver of the realized price volatility, the Portfolio would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, the Portfolio would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike. Payments on a volatility swap will be greater if they are based upon the mathematical square of volatility (i.e., the measured volatility

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multiplied by itself, which is referred to as “variance”). This type of volatility swap is frequently referred to as a variance swap.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Under certain conditions, generally in a market where the value of both commodity-linked derivative instruments and fixed income securities are declining, the Portfolio may experience substantial losses. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate Risk  is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, major litigation, investigations or other controversies, changes in financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investments may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Model Risk  is the risk that the Portfolio’s investment models used in making investment allocation decisions may not adequately take into account certain factors, or may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in the Portfolio.

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Notes to Financial Statements	(Cont.)

Commodity Risk  is the risk that investing in commodity-linked derivative instruments may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, changes in storage costs, availability of transportation systems and international economic, political and regulatory developments.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Inflation-Indexed Security Risk  is the risk that inflation-indexed debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Portfolio will not receive the principal until maturity.

Tax Risk  is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Portfolio’s taxable income or gains and distributions.

Subsidiary Risk  is the risk that, by investing in the CRRS Subsidiary, the Portfolio is indirectly exposed to the risks associated with the CRRS Subsidiary’s investments. The CRRS Subsidiary is not registered under the Act and may not be subject to all the investor protections of the Act. There is no guarantee that the investment objective of the CRRS Subsidiary will be achieved.

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Short Exposure Risk  is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruption Risk  The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets  Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk  An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk  As the use of technology has become more prevalent in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

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Notes to Financial Statements	(Cont.)

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Consolidated Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Consolidated Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Consolidated Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. Portability of exposure reduces risk to the Portfolio. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative

46	PIMCO VARIABLE INSURANCE TRUST

June 30, 2023	(Unaudited)

instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Class M	Administrative Class	Advisor Class
0.49%	0.25%	0.25%	0.25%	0.25%

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for each of the Advisor Class and Class M shares of the Portfolio (the “Distribution and Servicing Plans”). The Distribution and Servicing Plans have been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plans permit the Portfolio to compensate the

Distributor for providing or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class and Class M shares. The Distribution and Servicing Plans permit the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class or Class M shares, respectively. The Distribution and Servicing Plan for Class M shares also permits the Portfolio to compensate the Distributor for providing or procuring administrative, recordkeeping, and other investor services at an annual rate of up to 0.20% of its average daily net assets attributable to its Class M shares.

	Distribution Fee	Servicing Fee

Class M	0.25%	0.20%

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through May 1, 2024, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio,

SEMIANNUAL REPORT	|	JUNE 30, 2023	47

Notes to Financial Statements	(Cont.)

to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of June 30, 2023, the amount was $1,506.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed as set forth above (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The total recoverable amounts to PIMCO as of June 30, 2023, were as follows (amounts in thousands†):

Expiring Within

12 months	13-24 months	25-36 months	Total

$0	$0	$1	$1

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(f) Acquired Fund Fees and Expenses  PIMCO Cayman Commodity Portfolio I, Ltd. (the “Commodity Subsidiary”) has entered into a separate contract with PIMCO for the management of the Commodity Subsidiary’s portfolio pursuant to which the Commodity Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Portfolio’s Investment Advisory Fee and the Supervisory and Administrative Fee in an amount equal to the management fee and administrative services fee, respectively, paid by the Commodity Subsidiary to PIMCO. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Commodity Subsidiary is in place. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2023, the amount was $354,366. See Note 14, Basis for Consolidation in the Notes to Financial Statements for more information regarding the Commodity Subsidiary.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2023, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$360,012	$525,222	$201	$27,763

†	A zero balance may reflect actual amounts rounding to less than one thousand.

48	PIMCO VARIABLE INSURANCE TRUST

June 30, 2023	(Unaudited)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2023 (Unaudited)		Year Ended 12/31/2022

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	101	$615	1,215	$9,731

Class M	11	71	123	1,056

Administrative Class	5,035	31,126	25,008	211,470

Advisor Class	2,016	12,788	14,103	120,799
Issued as reinvestment of distributions

Institutional Class	165	917	320	2,764

Class M	31	172	31	258

Administrative Class	7,695	43,163	9,548	82,355

Advisor Class	4,443	25,349	5,103	44,624
Cost of shares redeemed

Institutional Class	(179)	(1,105)	(1,865)	(13,440)

Class M	(31)	(187)	(63)	(506)

Administrative Class	(9,584)	(59,505)	(27,550)	(221,902)

Advisor Class	(4,615)	(29,100)	(12,526)	(101,046)

Net increase (decrease) resulting from Portfolio share transactions	5,088	$24,304	13,447	$136,163

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2023, one shareholder owned 10% or more of the Portfolio’s total outstanding shares comprising 20% of the Portfolio.

14. BASIS FOR CONSOLIDATION

The Commodity Subsidiary, a Cayman Islands exempted company, was incorporated on July 21, 2006, as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. The net assets of the Commodity Subsidiary as of period end represented 20.9% of the Portfolio’s consolidated net assets.

15. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2023, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax

SEMIANNUAL REPORT	|	JUNE 30, 2023	49

Notes to Financial Statements	(Cont.)

authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by the Portfolio, is not qualifying income under Subchapter M of the Code. As such, the Portfolio’s ability to utilize direct investments in commodity-linked swaps as part of its investment strategy is limited to a maximum of 10% of its gross income. However, in a subsequent revenue ruling, the IRS provides that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will constitute qualifying income.

The Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in the Commodity Subsidiary and perhaps through commodity-linked notes. The Commodity Subsidiary will be treated as a controlled foreign corporation. As a result, the Portfolio with the Commodity Subsidiary will be required to include in gross income for U.S. federal income tax purposes all of the Commodity Subsidiary’s “subpart F income,” whether or not such income is distributed by the Commodity Subsidiary. It is expected that all of the Commodity Subsidiary’s income and realized gains and mark-to-market gains will be “subpart F income.” The Portfolio’s recognition of the Commodity Subsidiary’s “subpart F income” will increase the Portfolio’s tax basis in the Commodity Subsidiary. Distributions by the Commodity Subsidiary to the Portfolio will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Portfolio’s tax basis in the Commodity Subsidiary. “Subpart F income” is generally treated by the Portfolio as ordinary income, regardless of the character of the Commodity Subsidiary’s underlying income or gains.

If a net loss is realized by the Commodity Subsidiary, such loss is not generally available to offset the income earned by the Commodity Subsidiary’s parent Portfolio, and such loss cannot be carried forward to offset taxable income of the parent Portfolio or the Commodity Subsidiary in future periods.

Under IRS regulations, income derived from a controlled foreign corporation will be considered qualifying income if distributed to the Portfolio or if the Portfolio’s income from in the subsidiary is derived with respect to the Portfolio’s business of investing in securities. A subsidiary may pay such a distribution at any time. An IRS revenue procedure states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act.

There can be no assurance that the IRS will not change its position with respect to some or all of these conclusions or that future legislation will not adversely impact the tax treatment of the Portfolio’s commodity-linked investments. If the IRS were to change or reverse its position, or if future legislation adversely affected the tax treatment of the Portfolio’s commodity-linked investments, there would likely be a significant adverse impact on the Portfolio, including the possibility of failing to qualify as a regulated investment company. If the Portfolio did not qualify as a regulated investment company for any taxable year, its taxable income would be subject to tax at the Portfolio level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. Furthermore, the tax treatment of the Portfolio’s investments in its Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in this Prospectus.

Under the Regulated Investment Company Modernization Act of 2010, the Portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended December 31, 2022, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$9,471	$32,317

†	A zero balance may reflect actual amounts rounding to less than one thousand.

50	PIMCO VARIABLE INSURANCE TRUST

June 30, 2023	(Unaudited)

As of June 30, 2023, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$608,892	$10,512	$(39,439)	$(28,927)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	|	JUNE 30, 2023	51

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FBF	Credit Suisse International	NGF	Nomura Global Financial Products, Inc.

BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	NOM	Nomura Securities International, Inc.

BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada

BPG	BNP Paribas Securities Corp.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.

BPS	BNP Paribas S.A.	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London

CBK	Citibank N.A.	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris

CIB	Canadian Imperial Bank of Commerce	MAC	Macquarie Bank Limited	SSB	State Street Bank and Trust Co.

DEU	Deutsche Bank Securities, Inc.	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank

DUB	Deutsche Bank AG	MEI	Merrill Lynch International	UAG	UBS AG Stamford

FAR	Wells Fargo Bank National Association	MYC	Morgan Stanley Capital Services LLC

Currency Abbreviations:

ARS	Argentine Peso	EUR	Euro	MXN	Mexican Peso

AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar

CAD	Canadian Dollar	JPY	Japanese Yen	USD (or $)	United States Dollar

Exchange Abbreviations:

CBOT	Chicago Board of Trade	NYMEX	New York Mercantile Exchange	OTC	Over the Counter

CMX	Commodity Exchange, Inc.

Index/Spread Abbreviations:

BAPA	Nymex Mont Belvieu LDH Propane	CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	JMABFNJ2	J.P. Morgan Custom Commodity Index

BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	CPTFEMU	Eurozone HICP ex-Tobacco Index	JMABNIC	J.P. Morgan Nic Custom Index

BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	JMABNIC5	J.P. Morgan Custom Commodity Index

BCOMTR	Bloomberg Commodity Index Total Return	EURMARG3	3 Month European Refined Margin	MUTKCALM	Tokyo Overnight Average Rate

BCOMTR1	Bloomberg Custom Commodity Index	EURMARGIN	European Refined Margin	PIMCODB	PIMCO Custom Commodity Basket

BCOMTR2	Bloomberg Custom Commodity Index	FRCPXTOB	France Consumer Price ex-Tobacco Index	RBCAEC	Custom Commodity Forward Index

BRENT	Brent Crude	GASOILCO	Gasoil vs Brent	RBCAEC0T	Custom Commodity Forward Index

CIXBSTR3	Custom Commodity Index	GOLDLNPM	London Gold Market Fixing Ltd. PM	SOFR	Secured Overnight Financing Rate

CMBX	Commercial Mortgage-Backed Index	JETCO	NWE CIF Jet vs Brent	ULSD	Ultra-Low Sulfur Diesel

CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JMABFNJ	J.P. Morgan Custom Commodity Index

Other Abbreviations:

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	EURIBOR	Euro Interbank Offered Rate	oz.	Ounce

CIF NWE	NWE CIF Jet Fuel	LIBOR	London Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending

CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor	TBA	To-Be-Announced

DAC	Designated Activity Company	OIS	Overnight Index Swap	WTI	West Texas Intermediate

52	PIMCO VARIABLE INSURANCE TRUST

Liquidity Risk Management Program	(Unaudited)

In compliance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended (“1940 Act”), PIMCO Variable Insurance Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for each series of the Trust (each a “Portfolio” and collectively, the “Portfolios”) not regulated as a money market fund under 1940 Act Rule 2a-7, which is reasonably designed to assess and manage the Portfolios’ liquidity risk. The Trust’s Board of Trustees (the “Board”) previously approved the designation of the PIMCO Liquidity Risk Committee (the “Administrator”) as Program administrator. The PIMCO Liquidity Risk Committee consists of senior members from certain PIMCO business areas, such as Portfolio Risk Management, Americas Operations, Compliance, Account Management and Portfolio Management, and is advised by members of PIMCO Legal.

A Portfolio’s “liquidity risk” is the risk that the Portfolio could not meet requests to redeem shares issued by the Portfolio without significant dilution of the remaining investors’ interests in the Portfolio. In accordance with the Program, each Portfolio’s liquidity risk is assessed no less frequently than annually taking into consideration a variety of factors, including, as applicable, the Portfolio’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions. Each Portfolio portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. Each Portfolio has adopted a “Highly Liquid Investment Minimum” (or “HLIM”), which is a minimum amount of Portfolio net assets to be invested in highly liquid investments that are assets. As required under the Liquidity Rule, each Portfolio’s HLIM is periodically reviewed, no less frequently than annually, and the Portfolios have adopted policies and procedures for responding to a shortfall of a Portfolio’s highly liquid investments below its HLIM. The Liquidity Rule also limits the Portfolios’ investments in illiquid investments by prohibiting a Portfolio from acquiring any illiquid investment if, immediately after the acquisition, the Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. Certain non-public reporting is generally required if a Portfolio’s holdings of illiquid investments that are assets were to exceed 15% of Portfolio net assets.

At a meeting of the Board held on February 7-8, 2023, the Board received a report (the “Report”) from the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the 12-month period ended December 31, 2022. The Report reviewed the operation of the Program’s components during such period and stated that the Program is operating effectively to assess and manage each Portfolio’s liquidity risk and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Portfolio’s liquidity developments. This has remained true for the 12-month period ended June 30, 2023.

SEMIANNUAL REPORT	|	JUNE 30, 2023	53

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended June 30, 2023 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO CommodityRealReturn® Strategy Portfolio

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2023	$0.4995	$0.0000	$0.0000	$0.4995

June 2023	$0.4721	$0.0000	$0.0000	$0.4721

Class M	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2023	$0.4943	$0.0000	$0.0000	$0.4943

June 2023	$0.4651	$0.0000	$0.0000	$0.4651

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2023	$0.4977	$0.0000	$0.0000	$0.4977

June 2023	$0.4698	$0.0000	$0.0000	$0.4698

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2023	$0.4964	$0.0000	$0.0000	$0.4964

June 2023	$0.4683	$0.0000	$0.0000	$0.4683

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio’s net income, yield, earnings or investment performance.

54	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

1100 Main Street, Suite 400

Kansas City, MO 64105

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Portfolio listed on the Report cover.

pimco.com/pvit

PVIT03SAR_063023

PIMCO VARIABLE INSURANCE TRUST

Semiannual Report

June 30, 2023

PIMCO Dynamic Bond Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Market Insights

Dear Shareholder,

This semiannual report covers the six-month reporting period ended June 30, 2023 (the “reporting period”). On the subsequent pages, you will find details regarding investment results and a discussion of certain factors that affected performance during the reporting period.

Amid elevated inflation in many countries during the reporting period, the global economy faced challenges from higher interest rates, tighter credit conditions stemming from the turmoil in the banking sector (especially in the United States (“U.S.”)), and geopolitical concerns. While the U.S. economy showed signs of resilience, some European economies experienced slower growth over the reporting period.

Continued central bank efforts to combat inflation

While inflation remained elevated over the reporting period, many central banks raised interest rates to rein in rising prices. The U.S. Federal Reserve (the “Fed”) raised the federal funds rate at 10 consecutive meetings, beginning in March 2022 through May 2023. In June 2023, the Fed then paused from raising rates in order to “assess additional information and its implications for monetary policy.” Meanwhile, the Bank of England and European Central Bank raised interest rates for the 13th and eighth consecutive time, respectively, as of June 2023. In contrast, the Bank of Japan maintained its accommodative monetary policy stance.

Mixed financial market returns

The yield on the benchmark 10-year U.S. Treasury declined over the reporting period, while 10-year bond yields in most other developed market countries increased. The overall global credit bond market delivered positive total returns. Higher-rated global bonds underperformed lower-rated bonds. Global equities rallied, while commodity prices were volatile and produced mixed returns. The U.S. dollar weakened against the euro and the British pound, but appreciated against the Japanese yen.

Amid evolving conditions, we will continue to work diligently to navigate global markets and manage the assets that you have entrusted with us. We encourage you to speak with your financial advisor about your goals, and visit global.pimco.com for our latest insights.

Sincerely, Peter G. Strelow Chairman of the Board PIMCO Variable Insurance Trust

Total Returns of Certain Asset Classes for the Period Ended June 30, 2023

Asset Class (as measured by, currency)	Six-Month

U.S. large cap equities (S&P 500 Index, USD)	16.89%

Global equities (MSCI World Index, USD)	15.09%

European equities (MSCI Europe Index, EUR)	11.12%

Emerging market equities (MSCI Emerging Markets Index, EUR)	4.89%

Japanese equities (Nikkei 225 Index, JPY)	28.65%

Emerging market local bonds (JPMorgan Government Bond Index-Emerging Markets Global Diversified Index, USD Unhedged)	7.79%

Emerging market external debt (JPMorgan Emerging Markets Bond Index (EMBI) Global, USD Hedged)	3.81%

Below investment grade bonds (ICE BofAML Developed Markets High Yield Constrained Index, USD Hedged)	5.45%

Global investment grade credit bonds (Bloomberg Global Aggregate Credit Index, USD Hedged)	3.00%

Fixed-rate, local currency government debt of investment grade countries (Bloomberg Global Treasury Index, USD Hedged)	3.13%

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Statements concerning financial market trends are based on current market conditions, which will fluctuate. There is no guarantee that these investment strategies will work under all market conditions or are appropriate for all investors and each investor should evaluate their ability to invest for the long-term, especially during periods of downturn in the market. Outlook and strategies are subject to change without notice.

2	PIMCO VARIABLE INSURANCE TRUST

Important Information About the PIMCO Dynamic Bond Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Dynamic Bond Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, continue to increase. In efforts to combat inflation, the U.S. Federal Reserve raised interest rates multiple times in 2022 and 2023. Thus, the Portfolio currently faces a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Allocation Breakdown and Schedule of Investments sections of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that have provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European, and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of the Portfolio and its shareholders.

The Portfolio may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use

SEMIANNUAL REPORT	|	JUNE 30, 2023	3

Important Information About the PIMCO Dynamic Bond Portfolio	(Cont.)

of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Portfolio or a reduction in the effectiveness of related Portfolio transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Portfolio that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Portfolio.

U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Portfolio and issuers in which it invests. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, continued volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Portfolio and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart reflects only Administrative Class performance. Performance may vary by share class based on each class’s expense ratios. The Portfolio measures its performance against at least one broad-based securities market index (“benchmark index”). The benchmark index does not take into account fees, expenses, or taxes. The Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. There is no assurance that the Portfolio, even if the Portfolio has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Portfolio’s total return in excess of that of the Portfolio’s benchmark between reporting periods or 2) the Portfolio’s total return in excess of the Portfolio’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Portfolio’s performance as compared to one or more previous reporting periods. Historical performance for the Portfolio or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

The following table discloses the inception dates of the Portfolio and its share classes along with the Portfolio's diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Class M	Administrative Class	Advisor Class	Diversification Status
PIMCO Dynamic Bond Portfolio	05/02/11	04/30/12	10/31/14	05/02/11	04/30/13	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize

4	PIMCO VARIABLE INSURANCE TRUST

service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

SEC rules allow shareholder reports to be delivered to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Investors may elect to receive all future reports in paper free of charge by contacting their insurance company. Any election to receive reports in paper will apply to all portfolio companies available under the investor’s contract at the insurance company.

In May 2022, the SEC proposed amendments to a current rule governing portfolio naming conventions. In general, the current rule requires portfolios with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The proposed amendments would expand the scope of the current rule in a number of ways that would result in an expansion of the types of portfolio names that would require the portfolio to adopt an 80% investment policy under the rule. Additionally, the proposed amendments would modify the circumstances under which a portfolio may deviate from its 80% investment policy and address the use and valuation of derivatives instruments for purposes of the rule. The proposal’s impact on the Portfolio will not be known unless and until any final rulemaking is adopted.

In May 2022, the SEC proposed a framework that would require certain registered portfolios (such as the Portfolio) to disclose their environmental, social, and governance (“ESG”) investing practices. Among other things, the proposed requirements would mandate that portfolios meeting three pre-defined classifications (i.e., integrated, ESG focused and/or impact funds) provide prospectus and shareholder report disclosure related to the ESG factors, criteria and processes used in managing the portfolio. The proposal’s impact on the Portfolio will not be known unless and until any final rulemaking is adopted.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will impact the disclosures provided to shareholders. The rule amendments are effective as of January 24, 2023, but the SEC is providing an 18-month compliance period following the effective date for such amendments other than those addressing fee and expense information in advertisements that might be materially misleading.

In November 2022, the SEC proposed rule amendments which, among other things, would require funds to adopt swing pricing in order to mitigate dilution of shareholders’ interests in a fund by requiring the adjustment of fund net asset value per share to pass on costs stemming from shareholder purchase or redemption activity. In addition the proposed rule would amend the liquidity rule framework. The proposal’s impact on the Portfolio will not be known unless and until any final rulemaking is adopted.

In November 2022, the SEC adopted amendments to Form N-PX under the Act to improve the utility to investors of proxy voting information reported by mutual funds, ETFs and certain other funds. The rule

SEMIANNUAL REPORT	|	JUNE 30, 2023	5

Important Information About the PIMCO Dynamic Bond Portfolio	(Cont.)

amendments will expand the scope of funds’ Form N-PX reporting obligations, subject managers to Form N-PX reporting obligations for “Say on Pay” votes, enhance Form N-PX disclosures, permit joint reporting by funds, managers and affiliated managers on Form N-PX; and require website availability of fund proxy voting records. The amendments will become effective on July 1, 2024. Funds and managers will be required to file their first reports covering the period from July 1, 2023 to June 30, 2024 on amended Form N-PX by August 31, 2024.

6	PIMCO VARIABLE INSURANCE TRUST

PIMCO Dynamic Bond Portfolio

Cumulative Returns Through June 30, 2023

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown as of June 30, 2023†§

Short-Term Instruments‡	44.9%

U.S. Government Agencies	17.2%

Corporate Bonds & Notes	14.0%

Asset-Backed Securities	8.3%

Non-Agency Mortgage-Backed Securities	6.3%

U.S. Treasury Obligations	6.0%

Sovereign Issues	2.1%

Other	1.2%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended June 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Inception≈
PIMCO Dynamic Bond Portfolio Institutional Class	2.58%	1.47%	1.61%	1.89%	2.21%
PIMCO Dynamic Bond Portfolio Class M	2.36%	1.02%	1.16%	—	1.49%
PIMCO Dynamic Bond Portfolio Administrative Class	2.51%	1.32%	1.46%	1.74%	1.98%
PIMCO Dynamic Bond Portfolio Advisor Class	2.46%	1.22%	1.36%	1.64%	1.44%
3 Month USD LIBOR±	2.50%	4.03%	1.83%	1.27%	1.11%♦
ICE BofA SOFR Overnight Rate Indexª1	2.40%	3.90%	—	—	—

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

≈ For class inception dates please refer to the Important Information.

♦ Average annual total return since 05/02/2011.

ª Prior to June 30, 2022, the fund’s primary benchmark was the 3 Month USD LIBOR Index.

[1]

The ICE BofA SOFR Overnight Rate Index tracks the performance of a synthetic asset paying SOFR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument. SOFR (Secured Overnight Funding Rate) is an overnight rate (published in arrears) and was chosen by the Alternative Reference Rates Committee (“ARRC”) as the successor to the USD LIBOR (London Interbank Offered Rate). SOFR is secured (collateralized by Treasuries), calculated by the Federal Reserve Bank of New York, and transactions based. ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.

± Prior to July 1, 2022, the Portfolio’s broad-based securities market index was the 3 Month USD LIBOR Index. The 3 Month USD LIBOR (London Interbank Offered Rate) is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market.

±± Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR.

It is not possible to invest directly in an unmanaged index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the prices of individual positions (which may be sourced from different pricing vendors or other sources) used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via (888) 87-PIMCO.

The Portfolio’s total annual operating expense ratio, as stated in the Portfolio’s currently-effective prospectus (as of the date of this report), were 0.86% for Institutional Class shares, 1.31% for Class M shares, 1.01% for Administrative Class shares, and 1.11% for Advisor Class shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO Dynamic Bond Portfolio seeks maximum long-term return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current prospectus for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance (on a gross basis) during the reporting period:

»	Long exposure to investment grade corporate credit contributed to performance, as spreads tightened.

»	Long exposure to Brazilian duration contributed to performance, as interest rates fell across the Brazilian sovereign curve.

»	Long exposure to non-agency mortgage backed securities contributed to performance, as legacy non-agency spreads tightened.

»	Long exposure to U.S. duration detracted from performance, as interest rates rose across the U.S. yield curve.

»	Short exposure to the Polish duration detracted from performance, as interest rates fell across the Polish sovereign curve.

»	Long exposure to the Japanese yen detracted from performance, as the currency depreciated versus the U.S. dollar.

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Expense Example	PIMCO Dynamic Bond Portfolio

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held from January 1, 2023 to June 30, 2023 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

		Actual		Hypothetical (5% return before expenses)
	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)	Expenses Paid During Period*	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$1,025.80	$4.52	$1,000.00	$1,020.33	$4.51	0.90%
Class M	1,000.00	1,023.60	6.77	1,000.00	1,018.10	6.76	1.35
Administrative Class	1,000.00	1,025.10	5.27	1,000.00	1,019.59	5.26	1.05
Advisor Class	1,000.00	1,024.60	5.77	1,000.00	1,019.09	5.76	1.15

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

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SEMIANNUAL REPORT	|	JUNE 30, 2023	9

Financial Highlights	PIMCO Dynamic Bond Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Total
Institutional Class

01/01/2023 - 06/30/2023+	$8.41	$0.20	$0.02	$0.22	$(0.15)	$0.00	$(0.15)

12/31/2022	10.32	0.29	(0.91)	(0.62)	(0.27)	(1.02)	(1.29)

12/31/2021	10.59	0.41	(0.26)	0.15	(0.23)	(0.19)	(0.42)

12/31/2020	10.39	0.31	0.19	0.50	(0.30)	0.00	(0.30)

12/31/2019	10.35	0.35	0.17	0.52	(0.48)	0.00	(0.48)

12/31/2018	10.54	0.33	(0.21)	0.12	(0.31)	0.00	(0.31)
Class M

01/01/2023 - 06/30/2023+	8.41	0.18	0.02	0.20	(0.13)	0.00	(0.13)

12/31/2022	10.32	0.25	(0.92)	(0.67)	(0.22)	(1.02)	(1.24)

12/31/2021	10.59	0.37	(0.26)	0.11	(0.19)	(0.19)	(0.38)

12/31/2020	10.39	0.25	0.21	0.46	(0.26)	0.00	(0.26)

12/31/2019	10.35	0.30	0.17	0.47	(0.43)	0.00	(0.43)

12/31/2018	10.54	0.29	(0.21)	0.08	(0.27)	0.00	(0.27)
Administrative Class

01/01/2023 - 06/30/2023+	8.41	0.19	0.02	0.21	(0.14)	0.00	(0.14)

12/31/2022	10.32	0.28	(0.92)	(0.64)	(0.25)	(1.02)	(1.27)

12/31/2021	10.59	0.36	(0.22)	0.14	(0.22)	(0.19)	(0.41)

12/31/2020	10.39	0.29	0.20	0.49	(0.29)	0.00	(0.29)

12/31/2019	10.35	0.33	0.17	0.50	(0.46)	0.00	(0.46)

12/31/2018	10.54	0.32	(0.21)	0.11	(0.30)	0.00	(0.30)
Advisor Class

01/01/2023 - 06/30/2023+	8.41	0.19	0.02	0.21	(0.14)	0.00	(0.14)

12/31/2022	10.32	0.27	(0.92)	(0.65)	(0.24)	(1.02)	(1.26)

12/31/2021	10.59	0.39	(0.26)	0.13	(0.21)	(0.19)	(0.40)

12/31/2020	10.39	0.28	0.20	0.48	(0.28)	0.00	(0.28)

12/31/2019	10.35	0.32	0.17	0.49	(0.45)	0.00	(0.45)

12/31/2018	10.54	0.31	(0.21)	0.10	(0.29)	0.00	(0.29)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.
(b)	Per share amounts based on average number of common shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio. Additionally, excludes initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.48	2.58%	$45,262	0.90	%*	0.90	%*	0.86	%*	0.86	%*	4.67	%*	197%

8.41	(6.22)	45,034	0.86		0.86		0.85		0.85		3.23		191

10.32	1.44	26,098	0.86		0.86		0.85		0.85		3.96		318

10.59	4.97	25,246	0.87		0.87		0.85		0.85		2.99		463

10.39	5.09	24,788	1.00		1.00		0.85		0.85		3.35		266

10.35	1.18	24,611	1.00		1.00		0.85		0.85		3.16		189

8.48	2.36	200	1.35	*	1.35	*	1.31	*	1.31	*	4.22	*	197

8.41	(6.64)	222	1.31		1.31		1.30		1.30		2.71		191

10.32	0.98	330	1.31		1.31		1.30		1.30		3.48		318

10.59	4.49	403	1.32		1.32		1.30		1.30		2.45		463

10.39	4.62	685	1.45		1.45		1.30		1.30		2.89		266

10.35	0.73	632	1.45		1.45		1.30		1.30		2.74		189

8.48	2.51	24,153	1.05	*	1.05	*	1.01	*	1.01	*	4.52	*	197

8.41	(6.36)	22,925	1.01		1.01		1.00		1.00		3.03		191

10.32	1.29	25,975	1.01		1.01		1.00		1.00		3.45		318

10.59	4.81	182,643	1.02		1.02		1.00		1.00		2.78		463

10.39	4.93	259,017	1.15		1.15		1.00		1.00		3.20		266

10.35	1.03	261,278	1.15		1.15		1.00		1.00		3.04		189

8.48	2.46	11,077	1.15	*	1.15	*	1.11	*	1.11	*	4.42	*	197

8.41	(6.45)	12,498	1.11		1.11		1.10		1.10		2.93		191

10.32	1.19	15,264	1.11		1.11		1.10		1.10		3.75		318

10.59	4.70	14,270	1.12		1.12		1.10		1.10		2.73		463

10.39	4.83	15,037	1.25		1.25		1.10		1.10		3.09		266

10.35	0.93	14,310	1.25		1.25		1.10		1.10		2.95		189

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	11

Statement of Assets and Liabilities	PIMCO Dynamic Bond Portfolio	June 30, 2023	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$95,728
Investments in Affiliates	119
Financial Derivative Instruments
Exchange-traded or centrally cleared	82
Over the counter	507
Deposits with counterparty	1,118
Foreign currency, at value	233
Receivable for investments sold	34
Receivable for TBA investments sold	27,454
Receivable for Portfolio shares sold	30
Interest and/or dividends receivable	351
Dividends receivable from Affiliates	1
Total Assets	125,657

Liabilities:

Borrowings & Other Financing Transactions
Payable for short sales	$1,795
Financial Derivative Instruments
Exchange-traded or centrally cleared	142
Over the counter	675
Payable for investments purchased	34
Payable for investments in Affiliates purchased	1
Payable for TBA investments purchased	42,209
Payable for Portfolio shares redeemed	44
Accrued investment advisory fees	39
Accrued supervisory and administrative fees	21
Accrued distribution fees	2
Accrued servicing fees	3
Total Liabilities	44,965

Net Assets	$80,692

Net Assets Consist of:

Paid in capital	$85,004
Distributable earnings (accumulated loss)	(4,312)

Net Assets	$80,692

Net Assets:

Institutional Class	$45,262
Class M	200
Administrative Class	24,153
Advisor Class	11,077

Shares Issued and Outstanding:

Institutional Class	5,336
Class M	24
Administrative Class	2,847
Advisor Class	1,306

Net Asset Value Per Share Outstanding(a):

Institutional Class	$8.48
Class M	8.48
Administrative Class	8.48
Advisor Class	8.48

Cost of investments in securities	$100,095
Cost of investments in Affiliates	$120
Cost of foreign currency held	$234
Proceeds received on short sales	$1,813
Cost or premiums of financial derivative instruments, net	$(8)

* Includes repurchase agreements of:	$38,068

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Dynamic Bond Portfolio

Six Months Ended June 30, 2023 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$2,259
Dividends	1
Dividends from Investments in Affiliates	3
Miscellaneous income	8
Total Income	2,271

Expenses:

Investment advisory fees	224
Supervisory and administrative fees	122
Distribution and/or servicing fees - Class M	1
Distribution and/or servicing fees - Administrative Class	18
Distribution and/or servicing fees - Advisor Class	15
Trustee fees	2
Interest expense	17
Miscellaneous expense	1
Total Expenses	400

Net Investment Income (Loss)	1,871

Net Realized Gain (Loss):

Investments in securities	16
Exchange-traded or centrally cleared financial derivative instruments	(195)
Over the counter financial derivative instruments	(352)
Foreign currency	60

Net Realized Gain (Loss)	(471)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(425)
Exchange-traded or centrally cleared financial derivative instruments	60
Over the counter financial derivative instruments	1,058
Foreign currency assets and liabilities	(20)

Net Change in Unrealized Appreciation (Depreciation)	673

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,073

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	13

Statements of Changes in Net Assets	PIMCO Dynamic Bond Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$1,871	$2,282
Net realized gain (loss)	(471)	(1,110)
Net change in unrealized appreciation (depreciation)	673	(5,848)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,073	(4,676)

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(781)	(4,600)
Class M	(3)	(36)
Administrative Class	(408)	(3,136)
Advisor Class	(192)	(1,775)

Total Distributions(a)	(1,384)	(9,547)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(676)	27,235

Total Increase (Decrease) in Net Assets	13	13,012

Net Assets:

Beginning of period	80,679	67,667
End of period	$80,692	$80,679

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Dynamic Bond Portfolio	June 30, 2023	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 118.7%

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.0%

Carnival Corp.
8.217% due 06/30/2025		$194	$194

Charter Communications Operating LLC
6.795% - 6.834% due 02/01/2027		186	185

RegionalCare Hospital Partners Holdings, Inc.
9.023% (LIBOR03M + 3.750%) due 11/16/2025 ~		456	423

Total Loan Participations and Assignments (Cost $831)			802

CORPORATE BONDS & NOTES 16.6%

BANKING & FINANCE 9.9%

American Assets Trust LP
3.375% due 02/01/2031		200	157

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		40	34

Banca Monte dei Paschi di Siena SpA
7.677% due 01/18/2028 •	EUR	100	92

Banco Santander SA
1.849% due 03/25/2026		$200	179

Bank of America Corp.
3.384% due 04/02/2026 •		200	192

Barclays PLC
4.375% due 01/12/2026		300	288
7.437% due 11/02/2033 •		200	216

BNP Paribas SA
1.904% due 09/30/2028 •		200	171

Credit Suisse AG
6.500% due 08/08/2023 (i)		200	199

Deutsche Bank AG
6.119% due 07/14/2026 •		400	396

Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030		100	94

Goldman Sachs Group, Inc.
3.615% due 03/15/2028 •		100	94
3.691% due 06/05/2028 •		400	376

HSBC Holdings PLC
6.254% due 03/09/2034 •		400	410

Intesa Sanpaolo SpA
3.250% due 09/23/2024		400	384

JPMorgan Chase & Co.
2.947% due 02/24/2028 •		200	184

LeasePlan Corp. NV
2.875% due 10/24/2024		500	477

Mitsubishi UFJ Financial Group, Inc.
5.242% due 04/19/2029		200	197

Morgan Stanley
5.123% due 02/01/2029 •		200	197

Nationwide Building Society
4.302% due 03/08/2029 •		500	464

NatWest Group PLC
4.892% due 05/18/2029 •		200	190

OneMain Finance Corp.
6.125% due 03/15/2024		200	199

Societe Generale SA
6.691% due 01/10/2034 •		200	204
7.375% due 10/04/2023 •(h)(i)		200	194

UBS AG
5.125% due 05/15/2024 (i)		400	394

UBS Group AG
3.750% due 03/26/2025		450	431
4.177% (EUR003M + 1.000%) due 01/16/2026 ~	EUR	200	215

UniCredit SpA
7.830% due 12/04/2023		$400	402

Ursa Re II Ltd.
9.208% (T-BILL 3MO + 3.750%) due 12/07/2027 ~		500	498

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

VICI Properties LP
4.950% due 02/15/2030		$200	$188

Wells Fargo & Co.
1.000% due 02/02/2027	EUR	100	97
3.584% due 05/22/2028 •		$200	186

			7,999

INDUSTRIALS 5.9%

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		241	232

American Airlines Pass-Through Trust
3.000% due 04/15/2030		279	248

Boeing Co.
1.950% due 02/01/2024		200	195

CCO Holdings LLC
5.000% due 02/01/2028		700	638

Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025		400	398

Cloud Software Group, Inc.
6.500% due 03/31/2029		100	89

Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK)
3.000% due 12/31/2026 (b)		155	91

Coty, Inc.
5.000% due 04/15/2026		200	192

Delta Air Lines, Inc.
7.000% due 05/01/2025		400	409

DISH DBS Corp.
5.750% due 12/01/2028		100	75

DISH Network Corp.
11.750% due 11/15/2027		100	98

Exela Intermediate LLC
11.500% due 07/15/2026		218	21

Expedia Group, Inc.
6.250% due 05/01/2025		176	177

Frontier Communications Holdings LLC
8.750% due 05/15/2030		100	98

Hilton Domestic Operating Co., Inc.
3.750% due 05/01/2029		100	89

Nissan Motor Co. Ltd.
4.345% due 09/17/2027		500	455

Organon & Co.
4.125% due 04/30/2028		200	178

Penske Truck Leasing Co. LP
3.950% due 03/10/2025		300	288

Petroleos Mexicanos
5.950% due 01/28/2031		100	73

T-Mobile USA, Inc.
3.875% due 04/15/2030		300	277

United Airlines Pass-Through Trust
5.875% due 04/15/2029		72	71

United Airlines, Inc.
4.625% due 04/15/2029		300	274

Warnermedia Holdings, Inc.
3.638% due 03/15/2025		100	96

			4,762

UTILITIES 0.8%

Georgia Power Co.
4.700% due 05/15/2032		100	97

Pacific Gas & Electric Co.
3.150% due 01/01/2026		200	186
4.200% due 03/01/2029		200	180
6.150% due 01/15/2033		100	98

Southern California Gas Co.
2.950% due 04/15/2027		100	93

			654

Total Corporate Bonds & Notes (Cost $14,264)			13,415

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.1%

PUERTO RICO 0.0%

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	$20	$10

WEST VIRGINIA 0.1%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (e)	1,000	94

Total Municipal Bonds & Notes (Cost $117)		104

U.S. GOVERNMENT AGENCIES 20.5%

Freddie Mac
0.957% due 07/15/2047 •(a)	436	47

Uniform Mortgage-Backed Security, TBA
3.000% due 08/01/2053	1,300	1,146
3.500% due 08/01/2053	3,000	2,737
4.000% due 08/01/2053	4,300	4,039
4.500% due 08/01/2053	3,700	3,559
5.000% due 09/01/2053	5,100	5,001

Total U.S. Government Agencies (Cost $16,666)		16,529

U.S. TREASURY OBLIGATIONS 7.2%

U.S. Treasury Inflation Protected Securities (g)
2.375% due 01/15/2027	15	15

U.S. Treasury Notes
0.500% due 02/28/2026 (m)(o)	1,000	899
2.000% due 04/30/2024	700	681
2.250% due 01/31/2024	1,270	1,247
2.500% due 05/15/2024	1,100	1,072
2.750% due 07/31/2023	1,524	1,521
2.875% due 09/30/2023 (o)	290	288
2.875% due 11/30/2023 (o)	70	69

Total U.S. Treasury Obligations (Cost $5,967)		5,792

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.5%

American Home Mortgage Assets Trust
5.570% due 06/25/2037 •	343	320

Banc of America Funding Trust
5.477% due 02/20/2047 •	318	328
5.537% due 07/20/2036 •	462	449

Banc of America Mortgage Trust
4.596% due 06/25/2035 ~	28	24

BCAP LLC Trust
5.250% due 06/26/2036	323	136

Bear Stearns Adjustable Rate Mortgage Trust
3.557% due 11/25/2034 ~	263	238
4.517% due 01/25/2035 «~	4	4

CBA Commercial Small Balance Commercial Mortgage
5.650% due 06/25/2038 •	478	355

Countrywide Alternative Loan Trust
5.337% due 02/20/2047 ^•	145	113
5.500% due 04/25/2035	442	312
6.000% due 02/25/2037 ^	274	128
6.500% due 11/25/2037 ^	374	186

Countrywide Home Loan Mortgage Pass-Through Trust
3.677% due 02/20/2036 ~	166	143

Credit Suisse Mortgage Capital Trust
2.215% due 11/25/2061 ~	43	41

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.480% due 08/25/2037 ^•	280	237

Downey Savings & Loan Association Mortgage Loan Trust
5.347% due 10/19/2036 •	312	259

First Horizon Alternative Mortgage Securities Trust
4.802% due 01/25/2036 ^~	98	52
5.549% due 06/25/2036 ^~	78	61
6.227% due 06/25/2034 ~	58	54

First Horizon Mortgage Pass-Through Trust
3.928% due 11/25/2037 ^~	422	219

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	15

Schedule of Investments	PIMCO Dynamic Bond Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GSMPS Mortgage Loan Trust
8.000% due 01/25/2035	$270	$271

HarborView Mortgage Loan Trust
5.977% due 11/19/2034 ^•	17	14

IndyMac INDX Mortgage Loan Trust
3.233% due 08/25/2037 ^~	189	145
4.009% due 10/25/2034 ~	14	13

Lehman XS Trust
5.600% due 08/25/2046 •	217	211

Mortgage Equity Conversion Asset Trust
5.790% due 05/25/2042 •	312	292

New Residential Mortgage Loan Trust
4.500% due 05/25/2058 ~	186	177

Residential Accredit Loans, Inc. Trust
6.020% due 09/25/2037 ~	575	422

Structured Asset Mortgage Investments Trust
5.550% due 08/25/2036 •	104	109

Thornburg Mortgage Securities Trust
6.400% due 06/25/2037 ^•	15	14
7.151% due 06/25/2037 •	166	141

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~	425	391

WaMu Mortgage Pass-Through Certificates Trust
5.610% due 04/25/2045 •	21	20

Washington Mutual Mortgage Pass-Through Certificates Trust
6.000% due 09/25/2035 ^«•	178	148

Total Non-Agency Mortgage-Backed Securities (Cost $6,753)		6,027

ASSET-BACKED SECURITIES 9.8%

Arbor Realty Commercial Real Estate Notes Ltd.
6.543% due 11/15/2036 •	250	245

Belle Haven ABS CDO Ltd.
5.156% due 11/03/2044 •	475	143

Countrywide Asset-Backed Certificates Trust
4.473% due 07/25/2036 þ	243	217
5.290% due 06/25/2047 ^•	335	299
5.300% due 04/25/2047 ^«•	3	3
5.330% due 11/25/2047 ^•	92	102
5.360% due 05/25/2047 ^•	1,105	961
5.410% due 12/25/2036 ^•	223	200
6.095% due 08/25/2035 «þ	65	62

GSAA Home Equity Trust
5.985% due 06/25/2036 ~	900	249

GSAMP Trust
5.350% due 11/25/2036 •	736	357

Halseypoint CLO Ltd.
6.350% due 07/20/2031 •	390	387

HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036 •	1,784	485
5.590% due 12/25/2036 •	502	135

LCM Ltd.
6.148% due 07/20/2030 •	344	342

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MF1 Ltd.
6.237% due 10/16/2036 •		$250	$244

Morgan Stanley ABS Capital, Inc. Trust
5.290% due 11/25/2036 •		144	68
5.300% due 10/25/2036 •		346	183
5.400% due 07/25/2036 •		252	217
5.450% due 07/25/2036 •		617	237

Morgan Stanley Capital, Inc. Trust
5.510% due 03/25/2036 •		12	9
5.730% due 01/25/2036 •		127	122

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.950% due 02/25/2037 ^•		1,850	551

OZLM Ltd.
6.240% due 10/17/2029 •		216	215

Securitized Asset-Backed Receivables LLC Trust
5.810% due 08/25/2035 ^•		415	320
5.915% due 02/25/2034 •		124	123

Sierra Madre Funding Ltd.
5.571% due 09/07/2039 •		258	185
5.591% due 09/07/2039 •		1,391	998

Stratus CLO Ltd.
6.150% due 12/28/2029 •		247	244

Triaxx Prime CDO Ltd.
5.453% due 10/02/2039 •		56	1

Total Asset-Backed Securities (Cost $9,847)			7,904

SOVEREIGN ISSUES 2.5%

Mexico Government International Bond
6.350% due 02/09/2035		200	211

Romania Government International Bond
1.750% due 07/13/2030	EUR	100	84

South Africa Government International Bond
4.850% due 09/30/2029		$200	176
10.500% due 12/21/2026	ZAR	22,000	1,214

Turkey Government International Bond
6.350% due 08/10/2024		$300	295

Total Sovereign Issues (Cost $2,236)			1,980

		SHARES
COMMON STOCKS 0.0%

ENERGY 0.0%

Constellation Oil ‘B’ «(c)(j)		168,354	18

Total Common Stocks (Cost $18)			18

PREFERRED SECURITIES 0.3%

FINANCIALS 0.3%

Bank of America Corp.
5.875% due 03/15/2028 •(h)		200,000	183

Nationwide Building Society
10.250% ~		250	37

		SHARES	MARKET VALUE (000S)

Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 þ(h)		15,000	$15

Total Preferred Securities (Cost $270)			235

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 53.2%

REPURCHASE AGREEMENTS (k) 47.2%
			38,068

ARGENTINA TREASURY BILLS 0.0%
(24.751)% due 10/18/2023 - 11/23/2023 (d)(e)	ARS	5,128	11

HUNGARY TREASURY BILLS 1.2%
16.220% due 07/06/2023 (e)(f)	HUF	331,000	968

JAPAN TREASURY BILLS 4.8%
(0.194)% due 07/31/2023 - 08/28/2023 (d)(e)	JPY	559,000	3,875

Total Short-Term Instruments (Cost $43,126)			42,922

Total Investments in Securities (Cost $100,095)			95,728

		SHARES
INVESTMENTS IN AFFILIATES 0.1%

SHORT-TERM INSTRUMENTS 0.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%

PIMCO Short-Term Floating NAV Portfolio III		12,285	119

Total Short-Term Instruments (Cost $120)			119

Total Investments in Affiliates (Cost $120)			119

Total Investments 118.8% (Cost $100,215)			$95,847

Financial Derivative Instruments (l)(n) (0.3)% (Cost or Premiums, net $(8))			(228)

Other Assets and Liabilities, net (18.5)%			(14,927)

Net Assets 100.0%			$80,692

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Payment in-kind security.

June 30, 2023	(Unaudited)

(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.

(j)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Constellation Oil ‘B’	06/10/2022	$18	$18	0.02%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(k)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	5.120%	06/30/2023	07/03/2023	$100	U.S. Treasury Notes 2.750% due 04/30/2027	$(102)	$100	$100
	5.160	06/30/2023	07/03/2023	5,200	U.S. Treasury Notes 2.000% due 08/15/2025	(5,311)	5,200	5,202
	5.180	06/30/2023	07/03/2023	32,300	U.S. Treasury Notes 0.375% due 04/30/2025	(32,959)	32,300	32,314
FICC	2.400	06/30/2023	07/03/2023	468	U.S. Treasury Notes 4.625% due 06/30/2025	(477)	468	468

Total Repurchase Agreements						$(38,849)	$38,068	$38,084

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (2.2)%
Uniform Mortgage-Backed Security, TBA	2.000%	07/01/2053	$2,200	$(1,813)	$(1,795)

Total Short Sales (2.2)%				$(1,813)	$(1,795)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BPS	$37,616	$0	$0	$37,616	$(38,372)	$(756)
FICC	468	0	0	468	(477)	(9)

Total Borrowings and Other Financing Transactions	$38,084	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CME 3-Month SOFR Active Contract December 2023 Futures	$96.500	12/15/2023	3	$8	$(3)	$(14)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	3	8	(2)	0

Total Written Options					$(5)	$(14)

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	17

Schedule of Investments	PIMCO Dynamic Bond Portfolio	(Cont.)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2023	42	$8,540	$(124)	$0	$(1)
U.S. Treasury 5-Year Note September Futures	09/2023	110	11,780	(241)	0	0

				$(365)	$0	$(1)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bobl September Futures	09/2023	5	$(631)	$8	$3	$0
Euro-Bund September Futures	09/2023	8	(1,167)	11	8	(1)
Euro-Schatz September Futures	09/2023	6	(686)	5	1	0
U.S. Treasury 10-Year Note September Futures	09/2023	82	(9,206)	139	0	(12)
U.S. Treasury Long-Term Bond September Futures	09/2023	6	(761)	1	0	(4)
U.S. Treasury Ultra 10-Year Note September Futures	09/2023	28	(3,316)	28	0	(8)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2023	26	(3,542)	(41)	0	(33)

				$151	$12	$(58)

Total Futures Contracts				$(214)	$12	$(59)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2024	0.553%	$	100	$0	$0	$0	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.744		100	2	(1)	1	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.962		100	(1)	1	0	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.576		400	4	1	5	0	0

							$5	$1	$6	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.HY-36 5-Year Index	(5.000)%	Quarterly	06/20/2026	$	882	$(85)	$43	$(42)	$0	$(6)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-40 5-Year Index	1.000%	Quarterly	06/20/2028	$	10,300	$90	$68	$158	$14	$0
iTraxx Crossover 39 5-Year Index	5.000	Quarterly	06/20/2028	EUR	200	2	7	9	2	0

						$92	$75	$167	$16	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(6)	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/20/2028	GBP	1,400	$6	$90	$96	$9	$0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/20/2033		2,500	(71)	(131)	(202)	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	08/04/2023	$	7,200	0	101	101	3	0
Pay	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	09/20/2023		8,400	0	(120)	(120)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	1.270	Semi-Annual	11/04/2023		7,200	(7)	(152)	(159)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		200	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/20/2028		8,400	291	444	735	0	(2)
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.827	Annual	07/03/2028		1,500	(16)	(124)	(140)	1	0

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
											Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.470%	Annual	02/22/2030	$		200	$(1)	$(3)	$(4)	$0	$0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.800	Semi-Annual	10/01/2031			1,400	0	(192)	(192)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.857	Annual	07/15/2032			610	(7)	(86)	(93)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.400	Annual	02/23/2033			100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033			100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033			100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.405	Annual	03/01/2033			100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	03/06/2033			200	(1)	(4)	(5)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033			200	(1)	(2)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033			900	40	2	42	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052			700	146	52	198	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053			100	(1)	(2)	(3)	1	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.999	Annual	07/03/2053			300	16	51	67	0	(3)
Pay	1-Year BRL-CDI	11.734	Maturity	01/02/2025		BRL	4,000	0	0	0	1	0
Pay	1-Year BRL-CDI	11.800	Maturity	01/02/2025			4,000	0	1	1	1	0
Pay	1-Year BRL-CDI	11.835	Maturity	01/02/2025			5,000	0	1	1	1	0
Pay	1-Year BRL-CDI	10.206	Maturity	01/04/2027			300	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.048	Maturity	01/04/2027			5,400	0	6	6	5	0
Pay	1-Year BRL-CDI	11.086	Maturity	01/04/2027			3,200	0	4	4	3	0
Pay	1-Year BRL-CDI	11.098	Maturity	01/04/2027			3,100	0	4	4	3	0
Pay	1-Year BRL-CDI	11.115	Maturity	01/04/2027			2,800	(17)	21	4	2	0
Pay	1-Year BRL-CDI	11.814	Maturity	01/04/2027			3,200	0	19	19	3	0
Pay	1-Year BRL-CDI	11.868	Maturity	01/04/2027			2,900	0	18	18	2	0
Pay	3-Month CAD-Bank Bill	2.060	Semi-Annual	10/28/2023		CAD	10,000	(55)	(68)	(123)	0	(2)
Pay	3-Month CAD-Bank Bill	2.000	Semi-Annual	11/14/2023			1,100	0	(14)	(14)	0	0
Pay	3-Month NZD-BBR	3.000	Semi-Annual	11/01/2023		NZD	2,500	1	(22)	(21)	0	0
Pay	3-Month NZD-BBR	3.000	Semi-Annual	12/15/2023			3,900	0	(33)	(33)	0	(1)
Pay	3-Month USD-LIBOR	0.000	Quarterly	08/04/2023	$		7,200	0	(101)	(101)	0	(3)
Receive	3-Month USD-LIBOR	0.000	Quarterly	09/20/2023			8,400	0	121	121	4	0
Pay	3-Month USD-LIBOR	1.800	Semi-Annual	10/01/2023			1,400	0	(26)	(26)	0	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	04/28/2024		EUR	200	0	(3)	(3)	0	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	05/03/2024			200	0	(3)	(3)	0	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027			100	(1)	(10)	(11)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027			200	(1)	(21)	(22)	0	(1)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027			200	(2)	(20)	(22)	0	(1)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027			200	(1)	(19)	(20)	0	(1)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027			100	0	(10)	(10)	0	0
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033			900	(9)	10	1	0	(6)
Receive	6-Month PLN-WIBOR	6.160	Annual	09/16/2027		PLN	1,900	0	(32)	(32)	0	(1)
Receive	6-Month PLN-WIBOR	6.310	Annual	09/19/2027			1,900	0	(35)	(35)	0	(1)
Receive	6-Month PLN-WIBOR	6.270	Annual	09/20/2027			1,800	0	(32)	(32)	0	(1)
Receive	6-Month PLN-WIBOR	6.240	Annual	09/23/2027			1,600	0	(28)	(28)	0	(1)
Receive	6-Month PLN-WIBOR	6.250	Annual	09/23/2027			2,200	0	(39)	(39)	0	(1)
Receive	6-Month PLN-WIBOR	6.280	Annual	09/26/2027			1,800	0	(33)	(33)	0	(1)
Receive	6-Month PLN-WIBOR	6.985	Annual	10/11/2027			2,700	0	(71)	(71)	0	(2)
Receive	6-Month PLN-WIBOR	7.156	Annual	10/13/2027			1,400	0	(39)	(39)	0	(1)
Pay	CAONREPO Index	4.000	Semi-Annual	06/21/2025		CAD	8,900	(29)	(65)	(94)	10	0

								$280	$(606)	$(326)	$54	$(63)

Total Swap Agreements								$292	$(487)	$(195)	$70	$(69)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value		Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options		Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$12	$70	$82		$(14)	$(59)	$(69)	$(142)

(m)

Securities with an aggregate market value of $430 and cash of $1,118 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	19

Schedule of Investments	PIMCO Dynamic Bond Portfolio	(Cont.)

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(n)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2023	AUD	84		$56	$0	$0
	07/2023		$28	AUD	42	1	0
	08/2023		56		84	0	0

BOA	07/2023	MXN	2,703		$147	0	(11)
	07/2023	NZD	25		15	0	0
	07/2023	PLN	376		90	0	(2)
	07/2023		$12	PLN	49	0	0
	08/2023	JPY	179,204		$1,300	48	0
	09/2023		$211	INR	17,474	1	0

BPS	07/2023	AUD	60		$40	0	0
	07/2023		$2,382	EUR	2,174	0	(10)
	07/2023		1,129	JPY	156,875	0	(42)
	07/2023		194	PLN	815	6	0
	08/2023	CNH	40		$6	0	0
	08/2023	EUR	2,174		2,385	10	0
	08/2023		$40	AUD	60	0	0
	08/2023		714	JPY	102,784	1	0
	08/2023	ZAR	1,057		$58	2	0
	10/2023		4,615		248	5	0

BRC	07/2023	PLN	121		29	0	(1)
	08/2023		$12	CNH	82	0	(1)
	08/2023		90	COP	384,291	1	0
	08/2023		7	ZAR	138	0	0
	09/2023		23	PEN	85	0	0
	10/2023	MXN	7,955		$425	0	(31)

CBK	07/2023	CAD	96		70	0	(2)
	07/2023	CLP	435,652		538	0	(5)
	07/2023	EUR	20		21	0	0
	07/2023	PEN	2,121		546	0	(39)
	07/2023		$729	PEN	2,662	5	0
	08/2023	JPY	99,796		$724	27	0
	08/2023		$534	CLP	437,272	7	0

DUB	07/2023	PEN	3,388		$930	0	(4)
	07/2023		$463	PEN	1,694	4	0

GLM	07/2023	PEN	351		$96	0	(1)
	07/2023		$403	MXN	7,095	11	0
	07/2023		32	PLN	136	1	0
	08/2023		45	PEN	163	0	0
	09/2023		52		190	0	0

JPM	07/2023	JPY	53,423		$374	3	0
	08/2023		$0	HUF	26	0	0
	08/2023		374	JPY	53,196	0	(3)
	09/2023		123	PEN	449	0	0
	10/2023		225	MXN	3,948	1	0

MBC	07/2023	CAD	76		$57	0	0
	07/2023	GBP	102		126	0	(3)
	08/2023	HUF	15,297		45	1	0

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
MYI	08/2023		$66	ZAR	1,212	$0	$(2)

NGF	08/2023	CNH	49		$7	0	0
	09/2023	SGD	430		323	4	0

RBC	08/2023		$387	MXN	6,702	2	0

SCX	07/2023	AUD	123		$82	0	0
	07/2023	NZD	66		40	0	(1)
	08/2023		$82	AUD	123	0	0
	08/2023		19	CNH	132	0	(1)
	09/2023		38	PEN	142	1	0

SOG	07/2023	EUR	2,154		$2,317	0	(33)
	07/2023	PLN	6,178		1,434	0	(84)
	07/2023		$182	AUD	279	3	0
	08/2023		7	CNY	51	0	0

SSB	07/2023	JPY	280,000		$2,123	175	0
	07/2023		$543	CLP	436,277	1	0
	07/2023		465	PEN	1,694	2	0
	08/2023	CLP	437,537		$543	0	0
	08/2023	PEN	1,694		464	0	(2)
	09/2023		$626	BRL	3,174	29	0

TOR	07/2023	AUD	152		$100	0	(1)
	07/2023		$97	AUD	148	2	0
	07/2023		130	CAD	172	0	0
	07/2023		130	GBP	102	0	0
	07/2023		56	NZD	91	1	0
	08/2023	CAD	172		$130	0	0
	08/2023	GBP	102		130	0	0
	08/2023	NZD	91		56	0	(1)
	08/2023		$100	AUD	152	1	0

UAG	07/2023	AUD	73		$48	0	0
	07/2023		$22	AUD	34	0	0
	08/2023		49		73	0	0
	08/2023	ZAR	18,916		$985	0	(16)
	09/2023	SGD	126		94	1	0
	09/2023		$200	INR	16,531	1	0

Total Forward Foreign Currency Contracts						$358	$(296)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.060%	10/25/2023	100	$5	$26

FAR	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.134	09/15/2023	300	16	72

MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.102	09/15/2023	200	11	50

Total Purchased Options							$32	$148

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	600	$(1)	$0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	600	(1)	(8)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	10/25/2023	500	(5)	(45)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.380	07/31/2023	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.780	07/31/2023	200	(1)	(1)

BRC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	100	1	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	100	0	(1)

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	200	(1)	(4)

FAR	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.985	09/15/2023	1,500	(15)	(139)

GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	100	(1)	0

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	21

Schedule of Investments	PIMCO Dynamic Bond Portfolio	(Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920%	10/13/2023	100	$(1)	$(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	100	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	100	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	100	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	100	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	100	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	100	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	300	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	300	(1)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	100	0	(1)

JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.250	07/20/2023	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	07/20/2023	200	(1)	(1)

MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.960	09/15/2023	1,000	(10)	(94)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.270	07/24/2023	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.670	07/24/2023	200	(1)	(1)

NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	1,000	(6)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	1,000	(6)	(21)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.270	07/24/2023	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.670	07/24/2023	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	200	(1)	(1)

Total Written Options							$(71)	$(339)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
BOA	UBS AG	(1.000)%	Quarterly	06/20/2024	0.845%	$100	$6	$(6)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN AND U.S. MUNICIPAL ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
GST	South Africa Government International Bond	1.000%	Quarterly	06/20/2024	1.020%	$300	$(13)	$13	$0	$0
	Turkey Government International Bond	1.000	Quarterly	06/20/2024	3.119	100	(12)	10	0	(2)

JPM	Banco do Brasil SA	1.000	Quarterly	12/20/2024	1.596	200	(5)	3	0	(2)

MYC	California State General Obligation Bonds, Series 2003	1.000	Quarterly	09/20/2024	0.105	100	1	0	1	0

							$(29)	$26	$1	$(4)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
								Asset	Liability
BRC	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$415	$(107)	$91	$0	$(16)

MYC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	493	(126)	106	0	(20)

						$(233)	$197	$0	$(36)

Total Swap Agreements						$(256)	$217	$1	$(40)

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$1	$0	$0	$1	$0	$0	$0	$0	$1	$0	$1
BOA	49	26	0	75	(13)	(55)	0	(68)	7	0	7
BPS	24	0	0	24	(52)	0	0	(52)	(28)	0	(28)
BRC	1	0	0	1	(33)	(1)	(16)	(50)	(49)	0	(49)
CBK	39	0	0	39	(46)	0	0	(46)	(7)	0	(7)
DUB	4	0	0	4	(4)	(4)	0	(8)	(4)	0	(4)
FAR	0	72	0	72	0	(139)	0	(139)	(67)	0	(67)
GLM	12	0	0	12	(1)	(19)	0	(20)	(8)	0	(8)
GST	0	0	0	0	0	0	(2)	(2)	(2)	57	55
JPM	4	0	0	4	(3)	(1)	(2)	(6)	(2)	0	(2)
MBC	1	0	0	1	(3)	0	0	(3)	(2)	0	(2)
MYC	0	50	1	51	0	(96)	(20)	(116)	(65)	75	10
MYI	0	0	0	0	(2)	0	0	(2)	(2)	0	(2)
NGF	4	0	0	4	0	(24)	0	(24)	(20)	0	(20)
RBC	2	0	0	2	0	0	0	0	2	0	2
SCX	1	0	0	1	(2)	0	0	(2)	(1)	0	(1)
SOG	3	0	0	3	(117)	0	0	(117)	(114)	0	(114)
SSB	207	0	0	207	(2)	0	0	(2)	205	0	205
TOR	4	0	0	4	(2)	0	0	(2)	2	0	2
UAG	2	0	0	2	(16)	0	0	(16)	(14)	0	(14)

Total Over the Counter	$358	$148	$1	$507	$(296)	$(339)	$(40)	$(675)

(o)

Securities with an aggregate market value of $132 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	23

Schedule of Investments	PIMCO Dynamic Bond Portfolio	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$12	$12
Swap Agreements	0	16	0	0	54	70

	$0	$16	$0	$0	$66	$82

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$358	$0	$358
Purchased Options	0	0	0	0	148	148
Swap Agreements	0	1	0	0	0	1

	$0	$1	$0	$358	$148	$507

	$0	$17	$0	$358	$214	$589

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$14	$14
Futures	0	0	0	0	59	59
Swap Agreements	0	6	0	0	63	69

	$0	$6	$0	$0	$136	$142

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$296	$0	$296
Written Options	0	0	0	0	339	339
Swap Agreements	0	40	0	0	0	40

	$0	$40	$0	$296	$339	$675

	$0	$46	$0	$296	$475	$817

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended June 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$8	$8
Futures	0	0	0	0	270	270
Swap Agreements	0	266	0	0	(739)	(473)

	$0	$266	$0	$0	$(461)	$(195)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(404)	$0	$(404)
Written Options	0	1	0	5	26	32
Swap Agreements	0	14	0	0	6	20

	$0	$15	$0	$(399)	$32	$(352)

	$0	$281	$0	$(399)	$(429)	$(547)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(5)	$(5)
Futures	0	0	0	0	(157)	(157)
Swap Agreements	0	(138)	0	0	360	222

	$0	$(138)	$0	$0	$198	$60

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$762	$0	$762
Purchased Options	0	0	0	0	(49)	(49)
Written Options	0	(1)	0	0	399	398
Swap Agreements	0	(32)	0	0	(21)	(53)

	$0	$(33)	$0	$762	$329	$1,058

	$0	$(171)	$0	$762	$527	$1,118

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Investments in Securities, at Value
Loan Participations and Assignments	$0	$802	$0	$802
Corporate Bonds & Notes
Banking & Finance	0	7,999	0	7,999
Industrials	0	4,762	0	4,762
Utilities	0	654	0	654
Municipal Bonds & Notes
Puerto Rico	0	10	0	10
West Virginia	0	94	0	94
U.S. Government Agencies	0	16,529	0	16,529
U.S. Treasury Obligations	0	5,792	0	5,792
Non-Agency Mortgage-Backed Securities	0	5,875	152	6,027
Asset-Backed Securities	0	7,839	65	7,904
Sovereign Issues	0	1,980	0	1,980
Common Stocks
Energy	0	0	18	18
Preferred Securities
Financials	0	235	0	235
Short-Term Instruments
Repurchase Agreements	0	38,068	0	38,068
Argentina Treasury Bills	0	11	0	11
Hungary Treasury Bills	0	968	0	968
Japan Treasury Bills	0	3,875	0	3,875

	$0	$95,493	$235	$95,728

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$119	$0	$0	$119

Total Investments	$119	$95,493	$235	$95,847

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,795)	$0	$(1,795)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	12	70	0	82
Over the counter	0	507	0	507

	$12	$577	$0	$589

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	(141)	0	(142)
Over the counter	0	(639)	(36)	(675)

	$(1)	$(780)	$(36)	$(817)

Total Financial Derivative Instruments	$11	$(203)	$(36)	$(228)

Totals	$130	$93,495	$199	$93,824

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	25

Notes to Financial Statements

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Class M, Administrative Class and Advisor Class shares of the PIMCO Dynamic Bond Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Foreign Currency Translation  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

26	PIMCO VARIABLE INSURANCE TRUST

June 30, 2023	(Unaudited)

(c) Multi-Class Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the

Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain Portfolios, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates  In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. In December 2022, FASB issued ASU 2022-06, which includes amendments to extend the duration of the LIBOR transition relief to December 31, 2024, after which entities will no longer be permitted to apply the reference rate reform relief. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Portfolio’s investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Portfolio’s financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered

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Notes to Financial Statements	(Cont.)

in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will change the disclosures provided to shareholders. The rule is effective as of January 24, 2023, but the SEC is providing an 18-month compliance period after the effective date other than for rule amendments addressing fee and expense information in advertisements that might be materially misleading. At this time, management is evaluating the implications of these changes on the financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business days after the trade date (T+1). The effective date was May 5, 2023, and the compliance date for the amendments is May 28, 2024. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The NAV of the Portfolio’s shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed

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income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or and market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio, generally are fair valued in accordance with procedures approved by the Board.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing

Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “ Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

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Notes to Financial Statements	(Cont.)

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations,

sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes

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obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended June 30, 2023 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$117	$3	$(1)	$0	$0	$119	$3	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

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Notes to Financial Statements	(Cont.)

Loans and Other Indebtedness, Loan Participations and Assignments  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Portfolio. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Portfolio may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolio may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable

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on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities  may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statement of Assets and Liabilities.

Perpetual Bonds  are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Portfolio as of June 30, 2023, as applicable, are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

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Notes to Financial Statements	(Cont.)

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that requires the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Short Sales  Short sales are transactions in which the Portfolio sells a security that it may not own. The Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(c) Interfund Lending  In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of

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the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2023, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

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Notes to Financial Statements	(Cont.)

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(d) Swap Agreements  are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to

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perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Credit default swaps on credit indices may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the

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Notes to Financial Statements	(Cont.)

agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain the Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or ‘‘cap,’’ (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or ‘‘floor,’’ (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread)

between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Small Portfolio Risk  is the risk that a smaller portfolio may not achieve investment or trading efficiencies. Additionally, a smaller portfolio may be more adversely affected by large purchases or redemptions of portfolio shares.

Interest Rate Risk  is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower- yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

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Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, major litigation, investigations or other controversies, changes in financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Over- the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty, resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment

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Notes to Financial Statements	(Cont.)

techniques available to PIMCO and the individual portfolio manager in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk  is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

LIBOR Transition Risk  is the risk related to the anticipated discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Portfolio rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on the Portfolio or on certain instruments in which the Portfolio invests, which can be difficult to ascertain. could result in losses to the Portfolio.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruption Risk  The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets  Federal, state, and other governments, their regulatory agencies or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk  An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk  As the use of technology has become more prevalent in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches

40	PIMCO VARIABLE INSURANCE TRUST

June 30, 2023	(Unaudited)

may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. Portability of exposure reduces risk to the Portfolio. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Portfolio and selected counterparties. The

SEMIANNUAL REPORT	|	JUNE 30, 2023	41

Notes to Financial Statements	(Cont.)

arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Class M	Administrative Class	Advisor Class
0.55%	0.30%	0.30%	0.30%	0.30%

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for each of the Advisor Class and Class M shares of the Portfolio (the “Distribution and Servicing Plans”). The Distribution and Servicing Plans have been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plans permit the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class and Class M shares. The Distribution and Servicing Plans permit the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class or Class M shares, respectively. The Distribution and Servicing Plan for Class M shares also permits the Portfolio to compensate the Distributor for providing or procuring administrative, recordkeeping, and other investor services at an annual rate of up to 0.20% of its average daily net assets attributable to its Class M shares.

	Distribution Fee	Servicing Fee

Class M	0.25%	0.20%

Administrative Class	—	0.15%

Advisor Class	0.25%	—

42	PIMCO VARIABLE INSURANCE TRUST

June 30, 2023	(Unaudited)

(d) Portfolio Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through May 1, 2024, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049% (the “Expense Limit”), (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed as set forth above (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity

Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of June 30, 2023, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2023, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$100,450	$92,389	$2,255	$1,701

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	|	JUNE 30, 2023	43

Notes to Financial Statements	(Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2023 (Unaudited)		Year Ended 12/31/2022

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	43	$364	3,008	$28,048

Class M	2	5	0	0

Administrative Class	428	3,636	584	5,209

Advisor Class	53	456	170	1,567
Issued as reinvestment of distributions

Institutional Class	92	781	528	4,600

Class M	0	3	4	36

Administrative Class	48	408	360	3,136

Advisor Class	23	192	204	1,775
Cost of shares redeemed

Institutional Class	(153)	(1,298)	(710)	(6,991)

Class M	(4)	(32)	(10)	(87)

Administrative Class	(355)	(3,016)	(734)	(6,664)

Advisor Class	(256)	(2,175)	(367)	(3,394)

Net increase (decrease) resulting from Portfolio share transactions	(79)	$(676)	3,037	$27,235

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2023, two shareholders each owned 10% or more of the Portfolio’s total outstanding shares comprising 71% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2023, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

44	PIMCO VARIABLE INSURANCE TRUST

June 30, 2023	(Unaudited)

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, the Portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended December 31, 2022, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$440	$881

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2023, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$98,412	$2,491	$(7,442)	$(4,951)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	|	JUNE 30, 2023	45

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FICC	Fixed Income Clearing Corporation	NGF	Nomura Global Financial Products, Inc.

BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada

BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London

BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris

CBK	Citibank N.A.	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.

CDI	Natixis Singapore	MYC	Morgan Stanley Capital Services LLC	TOR	The Toronto-Dominion Bank

DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford

FAR	Wells Fargo Bank National Association

Currency Abbreviations:

ARS	Argentine Peso	COP	Colombian Peso	NZD	New Zealand Dollar

AUD	Australian Dollar	EUR	Euro	PEN	Peruvian New Sol

BRL	Brazilian Real	GBP	British Pound	PLN	Polish Zloty

CAD	Canadian Dollar	HUF	Hungarian Forint	SGD	Singapore Dollar

CLP	Chilean Peso	INR	Indian Rupee	USD (or $)	United States Dollar

CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	ZAR	South African Rand

CNY	Chinese Renminbi (Mainland)	MXN	Mexican Peso

Exchange Abbreviations:

CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.IG	Credit Derivatives Index - Investment Grade	SOFR	Secured Overnight Financing Rate

CAONREPO	Canadian Overnight Repo Rate Average	EUR003M	3 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate

CDX.HY	Credit Derivatives Index - High Yield	LIBOR03M	3 Month USD-LIBOR

Other Abbreviations:

ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind

ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced

BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate

BRL-CDI	Brazil Interbank Deposit Rate	OIS	Overnight Index Swap

46	PIMCO VARIABLE INSURANCE TRUST

Liquidity Risk Management Program	(Unaudited)

In compliance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended (“1940 Act”), PIMCO Variable Insurance Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for each series of the Trust (each a “Portfolio” and collectively, the “Portfolios”) not regulated as a money market fund under 1940 Act Rule 2a-7, which is reasonably designed to assess and manage the Portfolios’ liquidity risk. The Trust’s Board of Trustees (the “Board”) previously approved the designation of the PIMCO Liquidity Risk Committee (the “Administrator”) as Program administrator. The PIMCO Liquidity Risk Committee consists of senior members from certain PIMCO business areas, such as Portfolio Risk Management, Americas Operations, Compliance, Account Management and Portfolio Management, and is advised by members of PIMCO Legal.

A Portfolio’s “liquidity risk” is the risk that the Portfolio could not meet requests to redeem shares issued by the Portfolio without significant dilution of the remaining investors’ interests in the Portfolio. In accordance with the Program, each Portfolio’s liquidity risk is assessed no less frequently than annually taking into consideration a variety of factors, including, as applicable, the Portfolio’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions. Each Portfolio portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. Each Portfolio has adopted a “Highly Liquid Investment Minimum” (or “HLIM”), which is a minimum amount of Portfolio net assets to be invested in highly liquid investments that are assets. As required under the Liquidity Rule, each Portfolio’s HLIM is periodically reviewed, no less frequently than annually, and the Portfolios have adopted policies and procedures for responding to a shortfall of a Portfolio’s highly liquid investments below its HLIM. The Liquidity Rule also limits the Portfolios’ investments in illiquid investments by prohibiting a Portfolio from acquiring any illiquid investment if, immediately after the acquisition, the Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. Certain non-public reporting is generally required if a Portfolio’s holdings of illiquid investments that are assets were to exceed 15% of Portfolio net assets.

At a meeting of the Board held on February 7-8, 2023, the Board received a report (the “Report”) from the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the 12-month period ended December 31, 2022. The Report reviewed the operation of the Program’s components during such period and stated that the Program is operating effectively to assess and manage each Portfolio’s liquidity risk and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Portfolio’s liquidity developments. This has remained true for the 12-month period ended June 30, 2023.

SEMIANNUAL REPORT	|	JUNE 30, 2023	47

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

1100 Main Street, Suite 400

Kansas City, MO 64105

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Portfolio listed on the Report cover.

pimco.com/pvit

PVIT19SAR_063023

PIMCO VARIABLE INSURANCE TRUST

Semiannual Report

June 30, 2023

PIMCO Emerging Markets Bond Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Market Insights

Dear Shareholder,

This semiannual report covers the six-month reporting period ended June 30, 2023 (the “reporting period”). On the subsequent pages, you will find details regarding investment results and a discussion of certain factors that affected performance during the reporting period.

Amid elevated inflation in many countries during the reporting period, the global economy faced challenges from higher interest rates, tighter credit conditions stemming from the turmoil in the banking sector (especially in the United States (“U.S.”)), and geopolitical concerns. While the U.S. economy showed signs of resilience, some European economies experienced slower growth over the reporting period.

Continued central bank efforts to combat inflation

While inflation remained elevated over the reporting period, many central banks raised interest rates to rein in rising prices. The U.S. Federal Reserve (the “Fed”) raised the federal funds rate at 10 consecutive meetings, beginning in March 2022 through May 2023. In June 2023, the Fed then paused from raising rates in order to “assess additional information and its implications for monetary policy.” Meanwhile, the Bank of England and European Central Bank raised interest rates for the 13th and eighth consecutive time, respectively, as of June 2023. In contrast, the Bank of Japan maintained its accommodative monetary policy stance.

Mixed financial market returns

The yield on the benchmark 10-year U.S. Treasury declined over the reporting period, while 10-year bond yields in most other developed market countries increased. The overall global credit bond market delivered positive total returns. Higher-rated global bonds underperformed lower-rated bonds. Global equities rallied, while commodity prices were volatile and produced mixed returns. The U.S. dollar weakened against the euro and the British pound, but appreciated against the Japanese yen.

Amid evolving conditions, we will continue to work diligently to navigate global markets and manage the assets that you have entrusted with us. We encourage you to speak with your financial advisor about your goals, and visit global.pimco.com for our latest insights.

Sincerely, Peter G. Strelow Chairman of the Board PIMCO Variable Insurance Trust

Total Returns of Certain Asset Classes for the Period Ended June 30, 2023

Asset Class (as measured by, currency)	Six-Month

U.S. large cap equities (S&P 500 Index, USD)	16.89%

Global equities (MSCI World Index, USD)	15.09%

European equities (MSCI Europe Index, EUR)	11.12%

Emerging market equities (MSCI Emerging Markets Index, EUR)	4.89%

Japanese equities (Nikkei 225 Index, JPY)	28.65%

Emerging market local bonds (JPMorgan Government Bond Index-Emerging Markets Global Diversified Index, USD Unhedged)	7.79%

Emerging market external debt (JPMorgan Emerging Markets Bond Index (EMBI) Global, USD Hedged)	3.81%

Below investment grade bonds (ICE BofAML Developed Markets High Yield Constrained Index, USD Hedged)	5.45%

Global investment grade credit bonds (Bloomberg Global Aggregate Credit Index, USD Hedged)	3.00%

Fixed-rate, local currency government debt of investment grade countries (Bloomberg Global Treasury Index, USD Hedged)	3.13%

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Statements concerning financial market trends are based on current market conditions, which will fluctuate. There is no guarantee that these investment strategies will work under all market conditions or are appropriate for all investors and each investor should evaluate their ability to invest for the long-term, especially during periods of downturn in the market. Outlook and strategies are subject to change without notice.

2	PIMCO VARIABLE INSURANCE TRUST

Important Information About the PIMCO Emerging Markets Bond Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Emerging Markets Bond Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, continue to increase. In efforts to combat inflation, the U.S. Federal Reserve raised interest rates multiple times in 2022 and 2023. Thus, the Portfolio currently faces a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Allocation Breakdown and Schedule of Investments sections of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that have provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European, and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of the Portfolio and its shareholders.

The Portfolio may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain, and may

SEMIANNUAL REPORT	|	JUNE 30, 2023	3

Important Information About the PIMCO Emerging Markets Bond Portfolio	(Cont.)

vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Portfolio or a reduction in the effectiveness of related Portfolio transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Portfolio that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Portfolio.

U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Portfolio and issuers in which it invests. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, continued volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Portfolio and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart reflects only Administrative Class performance. Performance may vary by share class based on each class’s expense ratios. The Portfolio measures its performance against at least one broad-based securities market index (“benchmark index”). The benchmark index does not take into account fees, expenses, or taxes. The Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. There is no assurance that the Portfolio, even if the Portfolio has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Portfolio’s total return in excess of that of the Portfolio’s benchmark between reporting periods or 2) the Portfolio’s total return in excess of the Portfolio’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Portfolio’s performance as compared to one or more previous reporting periods. Historical performance for the Portfolio or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

The following table discloses the inception dates of the Portfolio and its share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Class M	Administrative Class	Advisor Class	Diversification Status
PIMCO Emerging Markets Bond Portfolio	09/30/02	04/30/12	11/10/14	09/30/02	03/31/06	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”),

4	PIMCO VARIABLE INSURANCE TRUST

any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

SEC rules allow shareholder reports to be delivered to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Investors may elect to receive all future reports in paper free of charge by contacting their insurance company. Any election to receive reports in paper will apply to all portfolio companies available under the investor’s contract at the insurance company.

In May 2022, the SEC proposed amendments to a current rule governing portfolio naming conventions. In general, the current rule requires portfolios with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The proposed amendments would expand the scope of the current rule in a number of ways that would result in an expansion of the types of portfolio names that would require the portfolio to adopt an 80% investment policy under the rule. Additionally, the proposed amendments would modify the circumstances under which a portfolio may deviate from its 80% investment policy and address the use and valuation of derivatives instruments for purposes of the rule. The proposal’s impact on the Portfolio will not be known unless and until any final rulemaking is adopted.

In May 2022, the SEC proposed a framework that would require certain registered portfolios (such as the Portfolio) to disclose their environmental, social, and governance (“ESG”) investing practices. Among other things, the proposed requirements would mandate that portfolios meeting three pre-defined classifications (i.e., integrated, ESG focused and/or impact funds) provide prospectus and shareholder report disclosure related to the ESG factors, criteria and processes used in managing the portfolio. The proposal’s impact on the Portfolio will not be known unless and until any final rulemaking is adopted.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will impact the disclosures provided to shareholders. The rule amendments are effective as of January 24, 2023, but the SEC is providing an 18-month compliance period following the effective date for such amendments other than those addressing fee and expense information in advertisements that might be materially misleading.

In November 2022, the SEC proposed rule amendments which, among other things, would require funds to adopt swing pricing in order to mitigate dilution of shareholders’ interests in a fund by requiring the adjustment of fund net asset value per share to pass on costs stemming from shareholder purchase or redemption activity. In addition the proposed rule would amend the liquidity rule framework. The proposal’s impact on the Portfolio will not be known unless and until any final rulemaking is adopted.

In November 2022, the SEC adopted amendments to Form N-PX under the Act to improve the utility to investors of proxy voting information reported by mutual funds, ETFs and certain other funds. The rule amendments will expand the scope of funds’ Form N-PX reporting obligations, subject managers to Form N-PX reporting obligations for “Say on Pay” votes, enhance Form N-PX disclosures, permit joint reporting by funds, managers and affiliated managers on Form N-PX; and require website availability of fund proxy voting records. The amendments will become effective on July 1, 2024. Funds and managers will be required to file their first reports covering the period from July 1, 2023 to June 30, 2024 on amended Form N-PX by August 31, 2024.

SEMIANNUAL REPORT	|	JUNE 30, 2023	5

PIMCO Emerging Markets Bond Portfolio

Cumulative Returns Through June 30, 2023

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Geographic Breakdown

as of June 30, 2023†§

United States	9.3%
Mexico	7.4%
Saudi Arabia	5.5%
Turkey	5.5%
Brazil	5.1%
Short-Term Instruments‡	4.8%
Indonesia	4.8%
South Africa	4.4%
Dominican Republic	3.5%
Chile	2.6%
Qatar	2.6%
United Arab Emirates	2.4%
Colombia	2.2%
Israel	2.1%
Philippines	1.9%
Panama	1.8%
Argentina	1.8%
Nigeria	1.7%
Cayman Islands	1.7%
Egypt	1.7%
United Kingdom	1.4%
Oman	1.4%
Romania	1.3%
Hungary	1.3%
Netherlands	1.2%
Peru	1.2%
Poland	1.0%

Other	18.4%
†	% of Investments, at value.

§	Geographic Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended June 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Inception≈
PIMCO Emerging Markets Bond Portfolio Institutional Class	3.84%	7.15%	1.05%	2.34%	2.21%
PIMCO Emerging Markets Bond Portfolio Class M	3.61%	6.66%	0.60%	—	1.41%
PIMCO Emerging Markets Bond Portfolio Administrative Class	3.76%	6.99%	0.90%	2.18%	6.84%
PIMCO Emerging Markets Bond Portfolio Advisor Class	3.71%	6.88%	0.80%	2.08%	4.15%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global±	3.81%	6.85%	0.82%	2.60%	6.89%	♦

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

≈ For class inception dates please refer to the Important Information.

♦ Average annual total return since 09/30/2002.

± J.P. Morgan Emerging Markets Bond Index (EMBI) Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds.

It is not possible to invest directly in an unmanaged index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the prices of individual positions (which may be sourced from different pricing vendors or other sources) used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via (888) 87-PIMCO.

The Portfolio’s total annual operating expense ratio, as stated in the Portfolio’s currently-effective prospectus (as of the date of this report), were 0.89% for Institutional Class shares, 1.34% for Class M shares, 1.04% for Administrative Class shares, and 1.14% for Advisor Class shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO Emerging Markets Bond Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private- sector entities, and such instruments may be denominated in non-U.S. currencies and the U.S. dollar. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current prospectus for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance (on a gross basis) during the reporting period:

»	Overweight exposure to Ukrainian external sovereign debt contributed to relative performance, as the Ukrainian sub-index outperformed the Fund’s benchmark, the J.P. Morgan Emerging Markets Bond Index (EMBI) Global.

»	Overweight exposure to Sri Lankan external sovereign debt contributed to relative performance, as the Sri Lankan sub-index of the Fund’s benchmark outperformed the Fund’s benchmark.

»	Overweight exposure to Brazilian external corporate debt detracted from relative performance, as the Brazilian external corporate debt sub-index of the J.P. Morgan Corporate Emerging Markets Bond Index Diversified underperformed the Brazilian external sovereign debt sub-index the Fund’s benchmark.

»	Overweight exposure to Egyptian external sovereign debt detracted from relative performance, as the Egyptian sub-index of the Fund’s benchmark underperformed the Fund’s benchmark.

6	PIMCO VARIABLE INSURANCE TRUST

Expense Example PIMCO Emerging Markets Bond Portfolio

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held from January 1, 2023 to June 30, 2023 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)	Expenses Paid During Period*	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$1,038.40	$5.66	$1,000.00	$1,019.24	$5.61	1.12%
Class M	1,000.00	1,036.10	7.93	1,000.00	1,017.01	7.85	1.57
Administrative Class	1,000.00	1,037.60	6.42	1,000.00	1,018.50	6.36	1.27
Advisor Class	1,000.00	1,037.10	6.92	1,000.00	1,018.00	6.85	1.37

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

SEMIANNUAL REPORT	|	JUNE 30, 2023	7

Financial Highlights	PIMCO Emerging Markets Bond Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Total
Institutional Class

01/01/2023 - 06/30/2023+	$10.06	$0.28	$0.09	$0.37	$(0.28)	$0.00	$(0.28)

12/31/2022	12.52	0.52	(2.46)	(1.94)	(0.52)	0.00	(0.52)

12/31/2021	13.44	0.54	(0.86)	(0.32)	(0.60)	0.00	(0.60)

12/31/2020	13.19	0.55	0.30	0.85	(0.60)	0.00	(0.60)

12/31/2019	12.01	0.57	1.20	1.77	(0.59)	0.00	(0.59)

12/31/2018	13.14	0.51	(1.11)	(0.60)	(0.53)	0.00	(0.53)
Class M

01/01/2023 - 06/30/2023+	10.06	0.26	0.09	0.35	(0.26)	0.00	(0.26)

12/31/2022	12.52	0.47	(2.45)	(1.98)	(0.48)	0.00	(0.48)

12/31/2021	13.44	0.48	(0.86)	(0.38)	(0.54)	0.00	(0.54)

12/31/2020	13.19	0.49	0.31	0.80	(0.55)	0.00	(0.55)

12/31/2019	12.01	0.51	1.20	1.71	(0.53)	0.00	(0.53)

12/31/2018	13.14	0.45	(1.10)	(0.65)	(0.48)	0.00	(0.48)
Administrative Class

01/01/2023 - 06/30/2023+	10.06	0.27	0.09	0.36	(0.27)	0.00	(0.27)

12/31/2022	12.52	0.51	(2.46)	(1.95)	(0.51)	0.00	(0.51)

12/31/2021	13.44	0.52	(0.86)	(0.34)	(0.58)	0.00	(0.58)

12/31/2020	13.19	0.53	0.30	0.83	(0.58)	0.00	(0.58)

12/31/2019	12.01	0.55	1.20	1.75	(0.57)	0.00	(0.57)

12/31/2018	13.14	0.48	(1.10)	(0.62)	(0.51)	0.00	(0.51)
Advisor Class

01/01/2023 - 06/30/2023+	10.06	0.27	0.09	0.36	(0.27)	0.00	(0.27)

12/31/2022	12.52	0.49	(2.45)	(1.96)	(0.50)	0.00	(0.50)

12/31/2021	13.44	0.51	(0.86)	(0.35)	(0.57)	0.00	(0.57)

12/31/2020	13.19	0.51	0.31	0.82	(0.57)	0.00	(0.57)

12/31/2019	12.01	0.54	1.19	1.73	(0.55)	0.00	(0.55)

12/31/2018	13.14	0.47	(1.10)	(0.63)	(0.50)	0.00	(0.50)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio. Additionally, excludes initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.15	3.73%	$50,042	1.12	%*	1.12	%*	0.86	%*	0.86	%*	5.58	%*	27%

10.06	(15.50)	49,539	0.89		0.89		0.85		0.85		4.95		39

12.52	(2.42)	59,591	0.87		0.87		0.85		0.85		4.22		42

13.44	6.87	54,693	0.95		0.95		0.85		0.85		4.26		106

13.19	14.94	47,874	0.87		0.87		0.85		0.85		4.42		65

12.01	(4.59)	41,154	0.86		0.86		0.85		0.85		4.08		29

10.15	3.50	432	1.57	*	1.57	*	1.31	*	1.31	*	5.13	*	27

10.06	(15.88)	440	1.34		1.34		1.30		1.30		4.47		39

12.52	(2.85)	579	1.32		1.32		1.30		1.30		3.75		42

13.44	6.38	764	1.40		1.40		1.30		1.30		3.82		106

13.19	14.43	867	1.32		1.32		1.30		1.30		3.98		65

12.01	(5.02)	889	1.31		1.31		1.30		1.30		3.59		29

10.15	3.66	102,478	1.27	*	1.27	*	1.01	*	1.01	*	5.42	*	27

10.06	(15.63)	109,838	1.04		1.04		1.00		1.00		4.78		39

12.52	(2.56)	134,990	1.02		1.02		1.00		1.00		4.06		42

13.44	6.71	154,896	1.10		1.10		1.00		1.00		4.12		106

13.19	14.77	170,681	1.02		1.02		1.00		1.00		4.28		65

12.01	(4.73)	167,673	1.01		1.01		1.00		1.00		3.86		29

10.15	3.61	39,549	1.37	*	1.37	*	1.11	*	1.11	*	5.33	*	27

10.06	(15.72)	38,856	1.14		1.14		1.10		1.10		4.69		39

12.52	(2.66)	49,141	1.12		1.12		1.10		1.10		3.97		42

13.44	6.60	47,639	1.20		1.20		1.10		1.10		4.02		106

13.19	14.65	48,830	1.12		1.12		1.10		1.10		4.18		65

12.01	(4.83)	45,060	1.11		1.11		1.10		1.10		3.77		29

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	9

Statement of Assets and Liabilities	PIMCO Emerging Markets Bond Portfolio	June 30, 2023	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$200,411
Investments in Affiliates	1,350
Financial Derivative Instruments
Exchange-traded or centrally cleared	74
Over the counter	2,191
Cash	24
Deposits with counterparty	1,365
Foreign currency, at value	247
Receivable for investments sold	507
Receivable for TBA investments sold	916
Receivable for Portfolio shares sold	127
Interest and/or dividends receivable	3,321
Dividends receivable from Affiliates	11
Total Assets	210,544

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$7,432
Payable for short sales	4,031
Financial Derivative Instruments
Exchange-traded or centrally cleared	33
Over the counter	1,607
Payable for investments purchased	466
Payable for investments in Affiliates purchased	11
Payable for TBA investments purchased	1,833
Payable for unfunded loan commitments	965
Deposits from counterparty	1,275
Payable for Portfolio shares redeemed	202
Accrued investment advisory fees	75
Accrued supervisory and administrative fees	67
Accrued distribution fees	9
Accrued servicing fees	13
Accrued taxes payable	21
Foreign capital gains tax payable	3
Total Liabilities	18,043

Net Assets	$192,501

Net Assets Consist of:

Paid in capital	$251,531
Distributable earnings (accumulated loss)	(59,030)

Net Assets	$192,501

Net Assets:

Institutional Class	$50,042
Class M	432
Administrative Class	102,478
Advisor Class	39,549

Shares Issued and Outstanding:

Institutional Class	4,928
Class M	42
Administrative Class	10,093
Advisor Class	3,895

Net Asset Value Per Share Outstanding(a):

Institutional Class	$10.15
Class M	10.15
Administrative Class	10.15
Advisor Class	10.15

Cost of investments in securities	$242,833
Cost of investments in Affiliates	$1,350
Cost of foreign currency held	$249
Proceeds received on short sales	$4,020
Cost or premiums of financial derivative instruments, net	$395

* Includes repurchase agreements of:	$6,967

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Emerging Markets Bond Portfolio

Six Months Ended June 30, 2023 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest, net of foreign taxes*	$6,443
Dividends from Investments in Affiliates	95
Miscellaneous Income	7
Total Income	6,545

Expenses:

Investment advisory fees	440
Supervisory and administrative fees	391
Distribution and/or servicing fees - Class M	1
Distribution and/or servicing fees - Administrative Class	80
Distribution and/or servicing fees - Advisor Class	49
Trustee fees	4
Interest expense	254
Miscellaneous expense	5
Total Expenses	1,224

Net Investment Income (Loss)	5,321

Net Realized Gain (Loss):

Investments in securities	(6,311)
Investments in Affiliates	(2)
Exchange-traded or centrally cleared financial derivative instruments	(563)
Over the counter financial derivative instruments	(68)
Short Sales	64
Foreign currency	(23)

Net Realized Gain (Loss)	(6,903)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities, net of foreign capital gains tax**	8,514
Exchange-traded or centrally cleared financial derivative instruments	236
Over the counter financial derivative instruments	(84)
Short sales	(43)
Foreign currency assets and liabilities	62

Net Change in Unrealized Appreciation (Depreciation)	8,685

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,103

* Foreign tax withholdings	$6

** Foreign capital gains tax	$(21)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	11

Statements of Changes in Net Assets	PIMCO Emerging Markets Bond Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$5,321	$9,841
Net realized gain (loss)	(6,903)	(7,362)
Net change in unrealized appreciation (depreciation)	8,685	(40,344)

Net Increase (Decrease) in Net Assets Resulting from Operations	7,103	(37,865)

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(1,382)	(2,562)
Class M	(11)	(22)
Administrative Class	(2,901)	(5,391)
Advisor Class	(1,059)	(1,932)

Total Distributions(a)	(5,353)	(9,907)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(7,922)	2,144

Total Increase (Decrease) in Net Assets	(6,172)	(45,628)

Net Assets:

Beginning of period	198,673	244,301
End of period	$192,501	$198,673

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Emerging Markets Bond Portfolio	June 30, 2023	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 104.1%

ALBANIA 0.1%

SOVEREIGN ISSUES 0.1%

Albania Government International Bond
3.500% due 11/23/2031	EUR	200	$182

Total Albania (Cost $223)			182

ANGOLA 0.2%

SOVEREIGN ISSUES 0.2%

Angolan Government International Bond
8.250% due 05/09/2028		$400	356

Total Angola (Cost $335)			356

ARGENTINA 1.9%

SOVEREIGN ISSUES 1.9%

Argentina Government International Bond
0.500% due 07/09/2030 þ		$1,376	459
1.000% due 07/09/2029		549	180
1.500% due 07/09/2035 þ		1,876	566
1.500% due 07/09/2046 þ		310	94
3.500% due 07/09/2041 þ		4,227	1,361
3.875% due 01/09/2038 þ		1,892	669

Provincia de Buenos Aires
5.250% due 09/01/2037 þ		543	208

Provincia de Neuquen Argentina
6.625% due 04/27/2030 ^þ		165	117

Total Argentina (Cost $5,655)			3,654

ARMENIA 0.3%

SOVEREIGN ISSUES 0.3%

Republic of Armenia International Bond
3.600% due 02/02/2031		$500	393
3.950% due 09/26/2029		300	250

Total Armenia (Cost $787)			643

AZERBAIJAN 0.7%

CORPORATE BONDS & NOTES 0.7%

Southern Gas Corridor CJSC
6.875% due 03/24/2026		$1,400	1,425

Total Azerbaijan (Cost $1,437)			1,425

BAHAMAS 0.3%

SOVEREIGN ISSUES 0.3%

Bahamas Government International Bond
6.000% due 11/21/2028		$600	485

Total Bahamas (Cost $604)			485

BAHRAIN 0.1%

SOVEREIGN ISSUES 0.1%

Bahamas Government International Bond
4.250% due 01/25/2028		$300	277

Total Bahrain (Cost $300)			277

BERMUDA 0.2%

CORPORATE BONDS & NOTES 0.2%

Star Energy Geothermal Darajat
4.850% due 10/14/2038		$400	362

Total Bermuda (Cost $400)			362

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BRAZIL 5.3%

CORPORATE BONDS & NOTES 1.8%

Brazil Minas SPE via State of Minas Gerais
5.333% due 02/15/2028		$2,150	$2,112

CSN Inova Ventures
6.750% due 01/28/2028		800	743

Odebrecht Oil & Gas Finance Ltd.
0.000% due 07/31/2023 (e)(g)		623	2

Vale SA
3.202% due 12/29/2049 ~(g)	BRL	10,380	666

			3,523

SOVEREIGN ISSUES 3.5%

Brazil Government International Bond
4.750% due 01/14/2050		$1,213	896
5.625% due 01/07/2041		50	44

Brazil Letras do Tesouro Nacional
0.000% due 10/01/2023 (e)	BRL	3,200	648
0.000% due 01/01/2024 (e)		20,300	3,994

Brazil Notas do Tesouro Nacional
6.000% due 08/15/2050		1,300	1,202

			6,784

Total Brazil (Cost $10,876)			10,307

CAMEROON 0.2%

SOVEREIGN ISSUES 0.2%

Republic of Cameroon International Bond
5.950% due 07/07/2032	EUR	400	316

Total Cameroon (Cost $474)			316

CAYMAN ISLANDS 1.8%

CORPORATE BONDS & NOTES 1.5%

Bioceanico Sovereign Certificate Ltd.
0.000% due 06/05/2034 (e)		$534	374

CK Hutchison International Ltd.
4.750% due 04/21/2028		500	495
4.875% due 04/21/2033		500	495

Interoceanica Finance Ltd.
0.000% due 11/30/2025 (e)		98	91
0.000% due 05/15/2030 (e)		590	439
7.860% due 05/15/2030		241	229

Kaisa Group Holdings Ltd.
9.375% due 06/30/2024 ^(c)		300	20
11.950% due 11/12/2023 ^(c)		200	16

Lima Metro Line 2 Finance Ltd.
5.875% due 07/05/2034		92	89

Poinsettia Finance Ltd.
6.625% due 06/17/2031		620	512

Sunac China Holdings Ltd.
7.000% due 07/09/2025 ^(c)		800	121

			2,881

SOVEREIGN ISSUES 0.3%

KSA Sukuk Ltd.
5.268% due 10/25/2028		500	511

Total Cayman Islands (Cost $4,579)			3,392

CHILE 2.7%

CORPORATE BONDS & NOTES 1.9%

Banco del Estado de Chile
2.704% due 01/09/2025		$200	191

Banco Santander Chile
2.700% due 01/10/2025		200	191

Corp. Nacional del Cobre de Chile
3.700% due 01/30/2050		300	228
4.250% due 07/17/2042		200	172

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.875% due 11/04/2044		$600	$542
5.125% due 02/02/2033		300	296

Embotelladora Andina SA
3.950% due 01/21/2050		200	156

Empresa de los Ferrocarriles del Estado
3.068% due 08/18/2050		200	122
3.830% due 09/14/2061		200	137

Empresa de Transporte de Pasajeros Metro SA
3.650% due 05/07/2030		200	184
4.700% due 05/07/2050		300	249

Empresa Nacional del Petroleo
3.450% due 09/16/2031		300	251
6.150% due 05/10/2033		400	400

GNL Quintero SA
4.634% due 07/31/2029		612	596

			3,715

SOVEREIGN ISSUES 0.8%

Chile Government International Bond
3.100% due 05/07/2041		500	377
3.250% due 09/21/2071		800	521
4.340% due 03/07/2042		800	712

			1,610

Total Chile (Cost $6,240)			5,325

CHINA 0.1%

CORPORATE BONDS & NOTES 0.1%

New Metro Global Ltd.
4.800% due 12/15/2024		$200	137

Yango Justice International Ltd.
7.500% due 04/15/2024 ^(c)		400	8

Total China (Cost $578)			145

COLOMBIA 2.3%

CORPORATE BONDS & NOTES 0.3%

Ecopetrol SA
5.875% due 05/28/2045 (k)		$400	274
6.875% due 04/29/2030		200	183
7.375% due 09/18/2043		200	167

			624

SOVEREIGN ISSUES 2.0%

Colombia Government International Bond
3.875% due 02/15/2061		300	169
4.500% due 01/28/2026		1,200	1,145
4.500% due 03/15/2029		300	264
5.000% due 06/15/2045		1,300	908
5.200% due 05/15/2049		500	345
6.125% due 01/18/2041		400	327
7.500% due 02/02/2034		700	686

			3,844

Total Colombia (Cost $5,555)			4,468

COSTA RICA 0.2%

SOVEREIGN ISSUES 0.2%

Costa Rica Government International Bond
5.625% due 04/30/2043		$400	345

Total Costa Rica (Cost $400)			345

DOMINICAN REPUBLIC 3.6%

SOVEREIGN ISSUES 3.6%

Dominican Republic Central Bank Notes
12.000% due 10/03/2025	DOP	8,300	158
13.000% due 12/05/2025		50,200	978
13.000% due 01/30/2026		18,600	364

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	13

Schedule of Investments	PIMCO Emerging Markets Bond Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dominican Republic International Bond
4.875% due 09/23/2032		$700	$598
5.300% due 01/21/2041		400	314
5.500% due 02/22/2029		200	188
5.875% due 01/30/2060		800	622
6.000% due 07/19/2028 (k)		1,600	1,563
6.000% due 02/22/2033		500	462
6.500% due 02/15/2048		300	260
13.625% due 02/03/2033	DOP	39,800	894
13.625% due 02/10/2034		27,200	621

Total Dominican Republic (Cost $7,067)			7,022

ECUADOR 0.8%

SOVEREIGN ISSUES 0.8%

Ecuador Government International Bond
0.000% due 07/31/2030 (e)		$173	50
1.500% due 07/31/2040 þ		445	139
2.500% due 07/31/2035 þ		2,579	903
5.500% due 07/31/2030 þ		712	346

Ecuador Social Bond SARL
0.000% due 01/30/2035 (e)		95	72

Total Ecuador (Cost $2,400)			1,510

EGYPT 1.7%

SOVEREIGN ISSUES 1.7%

Egypt Government International Bond
6.375% due 04/11/2031	EUR	900	548
7.300% due 09/30/2033		$800	443
7.625% due 05/29/2032		2,600	1,517
8.500% due 01/31/2047		1,000	534
8.875% due 05/29/2050		600	325

Total Egypt (Cost $5,255)			3,367

EL SALVADOR 0.2%

SOVEREIGN ISSUES 0.2%

El Salvador Government International Bond
7.125% due 01/20/2050		$750	419

Total El Salvador (Cost $700)			419

ETHIOPIA 0.1%

SOVEREIGN ISSUES 0.1%

Ethiopia Government International Bond
6.625% due 12/11/2024		$200	139

Total Ethiopia (Cost $200)			139

GHANA 0.7%

SOVEREIGN ISSUES 0.7%

Ghana Government International Bond
0.000% due 04/07/2025 ^(c)		$200	77
7.625% due 05/16/2029 ^(c)		600	259
7.750% due 04/07/2029 ^(c)		200	86
8.125% due 03/26/2032 ^(c)		900	389
8.625% due 04/07/2034 ^(c)		700	301
8.750% due 03/11/2061 ^(c)		600	250

Total Ghana (Cost $2,941)			1,362

GUATEMALA 0.6%

SOVEREIGN ISSUES 0.6%

Guatemala Government International Bond
4.650% due 10/07/2041		$200	161
4.875% due 02/13/2028		410	391
6.125% due 06/01/2050		300	276
6.600% due 06/13/2036		400	403

Total Guatemala (Cost $1,299)			1,231

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HONG KONG 0.9%

CORPORATE BONDS & NOTES 0.5%

Fortune Star BVI Ltd.
3.950% due 10/02/2026	EUR	200	$151
6.850% due 07/02/2024		$200	180

Huarong Finance Co. Ltd.
3.875% due 11/13/2029		200	154
4.500% due 05/29/2029		200	160
5.000% due 11/19/2025		200	185

Lenovo Group Ltd.
3.421% due 11/02/2030		200	169

			999

SOVEREIGN ISSUES 0.4%

Airport Authority
2.625% due 02/04/2051		200	139
4.875% due 01/12/2030		600	610

			749

Total Hong Kong (Cost $1,779)			1,748

HUNGARY 1.4%

SOVEREIGN ISSUES 1.4%

Hungary Government International Bond
1.625% due 04/28/2032	EUR	100	83
2.125% due 09/22/2031		$250	194
3.125% due 09/21/2051		200	125
5.250% due 06/16/2029		700	682
5.500% due 06/16/2034		200	195
6.250% due 09/22/2032		200	205
6.750% due 09/25/2052		400	414
7.625% due 03/29/2041		100	113

Magyar Export-Import Bank Zrt
6.125% due 12/04/2027		600	595

Total Hungary (Cost $2,595)			2,606

INDIA 0.7%

CORPORATE BONDS & NOTES 0.2%

Adani Electricity Mumbai Ltd.
3.949% due 02/12/2030		$200	149

Adani Transmission Step-One Ltd.
4.250% due 05/21/2036		163	123

Indian Railway Finance Corp. Ltd.
3.950% due 02/13/2050		200	153

			425

SOVEREIGN ISSUES 0.5%

Export-Import Bank of India
3.250% due 01/15/2030		500	442
3.375% due 08/05/2026		500	471

			913

Total India (Cost $1,561)			1,338

INDONESIA 4.9%

CORPORATE BONDS & NOTES 3.4%

Freeport Indonesia PT
5.315% due 04/14/2032		$400	379

Indonesia Asahan Aluminium Persero PT
5.450% due 05/15/2030		800	776

Pelabuhan Indonesia Persero PT
4.250% due 05/05/2025		400	390
4.875% due 10/01/2024		500	495

Pertamina Persero PT
1.400% due 02/09/2026		500	452
6.000% due 05/03/2042		1,300	1,309
6.450% due 05/30/2044		1,500	1,560

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.000% due 06/30/2050		$800	$573
4.125% due 05/15/2027		200	191
4.375% due 02/05/2050		200	151
5.250% due 05/15/2047		400	352

			6,628

SOVEREIGN ISSUES 1.5%

Indonesia Government International Bond
5.125% due 01/15/2045		200	199
5.250% due 01/17/2042		1,300	1,300
5.250% due 01/08/2047		200	200
5.650% due 01/11/2053		200	210
6.750% due 01/15/2044		300	352
7.750% due 01/17/2038		100	125

Perusahaan Penerbit SBSN Indonesia
4.700% due 06/06/2032		600	596

			2,982

Total Indonesia (Cost $10,160)			9,610

IRELAND 0.7%

SOVEREIGN ISSUES 0.7%

Republic of Angola Via Avenir Issuer Ireland DAC
6.927% due 02/19/2027		$1,371	1,289

Total Ireland (Cost $1,298)			1,289

ISRAEL 2.2%

CORPORATE BONDS & NOTES 0.6%

Bank Hapoalim BM
3.255% due 01/21/2032 •(h)		$500	430

Israel Electric Corp. Ltd.
3.750% due 02/22/2032		300	257

Leviathan Bond Ltd.
6.125% due 06/30/2025		400	392

			1,079

SOVEREIGN ISSUES 1.6%

Israel Government International Bond
1.500% due 11/30/2023	ILS	11,800	3,143

Total Israel (Cost $4,528)			4,222

IVORY COAST 0.8%

SOVEREIGN ISSUES 0.8%

Ivory Coast Government International Bond
5.250% due 03/22/2030	EUR	500	463
5.750% due 12/31/2032 þ		$737	689
5.875% due 10/17/2031	EUR	200	183
6.625% due 03/22/2048		200	155

Total Ivory Coast (Cost $1,787)			1,490

JAMAICA 0.1%

CORPORATE BONDS & NOTES 0.1%

TransJamaican Highway Ltd.
5.750% due 10/10/2036		$187	155

Total Jamaica (Cost $187)			155

JAPAN 0.5%

CORPORATE BONDS & NOTES 0.5%

Mitsubishi UFJ Financial Group, Inc.
5.063% due 09/12/2025 •(k)		$1,000	988

Total Japan (Cost $1,000)			988

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JERSEY, CHANNEL ISLANDS 0.6%

CORPORATE BONDS & NOTES 0.6%

Corsair International Ltd.
7.772% due 01/28/2027 •	EUR	700	$760
8.122% due 01/28/2029 •		300	325

Total Jersey, Channel Islands (Cost $1,120)			1,085

JORDAN 0.7%

SOVEREIGN ISSUES 0.7%

Jordan Government International Bond
5.750% due 01/31/2027		$400	385
7.375% due 10/10/2047		300	259
7.500% due 01/13/2029		400	403
7.750% due 01/15/2028		200	204

Total Jordan (Cost $1,327)			1,251

KAZAKHSTAN 1.0%

CORPORATE BONDS & NOTES 0.9%

Development Bank of Kazakhstan JSC
5.750% due 05/12/2025		$700	707

KazMunayGas National Co. JSC
4.750% due 04/19/2027		400	380
5.750% due 04/19/2047		200	163
6.375% due 10/24/2048		200	172

Tengizchevroil Finance Co. International Ltd.
3.250% due 08/15/2030		400	306

			1,728

SOVEREIGN ISSUES 0.1%

Kazakhstan Government International Bond
4.875% due 10/14/2044		200	181

Total Kazakhstan (Cost $1,986)			1,909

KENYA 0.4%

SOVEREIGN ISSUES 0.4%

Republic of Kenya Government International Bond
6.300% due 01/23/2034		$200	152
7.250% due 02/28/2028		600	522

Total Kenya (Cost $796)			674

LEBANON 0.0%

SOVEREIGN ISSUES 0.0%

Lebanon Government International Bond
8.250% due 05/17/2034 ^(c)		$600	40

Total Lebanon (Cost $38)			40

		SHARES
LUXEMBOURG 1.0%

COMMON STOCKS 0.1%

Drillco Holding Lux SA «(d)		9,903	190

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 0.9%

Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK)
3.000% due 12/31/2026 (b)		$361	214

FORESEA Holding SA
7.500% due 06/15/2030 «		123	110

Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038		300	307
6.510% due 02/23/2042		300	312

Petrorio Luxembourg Trading SARL
6.125% due 06/09/2026		300	288

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

TMS Issuer SARL
5.780% due 08/23/2032		$300	$310

Unigel Luxembourg SA
8.750% due 10/01/2026		400	132

			1,673

Total Luxembourg (Cost $2,111)			1,863

MACEDONIA 0.3%

SOVEREIGN ISSUES 0.3%

North Macedonia Government International Bond
6.250% due 02/15/2027	EUR	500	558

Total Macedonia (Cost $529)			558

MALAYSIA 0.3%

CORPORATE BONDS & NOTES 0.3%

Petronas Capital Ltd.
3.404% due 04/28/2061		$500	357
4.800% due 04/21/2060		300	283

Total Malaysia (Cost $759)			640

MAURITIUS 0.1%

CORPORATE BONDS & NOTES 0.1%

Greenko Solar Mauritius Ltd.
5.950% due 07/29/2026		$200	188

Total Mauritius (Cost $200)			188

		SHARES
MEXICO 7.7%

COMMON STOCKS 0.0%

Desarrolladora Homex SAB de CV (d)		17,978	0

Hipotecaria Su Casita SA de CV «(d)		5,259	0

Urbi Desarrollos Urbanos SAB de CV (d)		95	0

			0

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 5.0%

Banco Mercantil del Norte SA
6.625% due 01/24/2032 •(g)(h)		$400	310
7.500% due 06/27/2029 •(g)(h)		200	174

Comision Federal de Electricidad
6.264% due 02/15/2052		200	169

Industrias Penoles SAB de CV
4.750% due 08/06/2050		400	319

Minera Mexico SA de CV
4.500% due 01/26/2050		200	157

Petroleos Mexicanos
5.812% due 08/24/2023 •	EUR	900	979
6.625% due 06/15/2038		$700	468
6.700% due 02/16/2032		228	174
6.750% due 09/21/2047		460	289
6.950% due 01/28/2060		3,000	1,873
7.690% due 01/23/2050		5,000	3,393
10.000% due 02/07/2033		700	642

Sitios Latinoamerica SAB de CV
5.375% due 04/04/2032		600	544

Trust Fibra Uno
6.390% due 01/15/2050		200	158

			9,649

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 2.7%

Mexico Government International Bond
3.750% due 04/19/2071		$500	$335
3.771% due 05/24/2061		2,044	1,395
5.000% due 04/27/2051 (k)		900	782
5.400% due 02/09/2028		600	611
5.750% due 10/12/2110		1,200	1,074
6.350% due 02/09/2035		1,000	1,054

			5,251

Total Mexico (Cost $19,771)			14,900

MOROCCO 0.5%

CORPORATE BONDS & NOTES 0.4%

OCP SA
3.750% due 06/23/2031		$400	332
5.125% due 06/23/2051		500	365

			697

SOVEREIGN ISSUES 0.1%

Morocco Government International Bond
4.000% due 12/15/2050		200	135

Total Morocco (Cost $1,089)			832

NAMIBIA 0.1%

SOVEREIGN ISSUES 0.1%

Namibia Government International Bond
5.250% due 10/29/2025		$300	286

Total Namibia (Cost $299)			286

NETHERLANDS 1.3%

CORPORATE BONDS & NOTES 0.9%

Metinvest BV
8.500% due 04/23/2026		$400	276

Mong Duong Finance Holdings BV
5.125% due 05/07/2029		400	353

NE Property BV
1.875% due 10/09/2026	EUR	400	379

Prosus NV
1.539% due 08/03/2028		200	180
2.031% due 08/03/2032		100	77
3.257% due 01/19/2027		$200	181
3.680% due 01/21/2030		200	170
4.027% due 08/03/2050		200	126

			1,742

SOVEREIGN ISSUES 0.4%

Republic of Angola Via Avenir BV
10.163% (US0006M + 4.500%) due 12/07/2023 ~		100	100
12.772% (US0006M + 7.500%) due 07/03/2023 ~		640	640

			740

Total Netherlands (Cost $2,980)			2,482

NIGERIA 1.8%

CORPORATE BONDS & NOTES 0.3%

BOI Finance BV
7.500% due 02/16/2027	EUR	600	565

SOVEREIGN ISSUES 1.5%

Nigeria Government International Bond
6.125% due 09/28/2028		$200	167
6.375% due 07/12/2023		300	300
6.500% due 11/28/2027		600	524
7.143% due 02/23/2030		400	336
7.375% due 09/28/2033		200	158

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	15

Schedule of Investments	PIMCO Emerging Markets Bond Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.875% due 02/16/2032		$600	$505
8.250% due 09/28/2051		200	150
8.375% due 03/24/2029		500	451
8.747% due 01/21/2031		400	359

			2,950

Total Nigeria (Cost $3,971)			3,515

OMAN 1.4%

SOVEREIGN ISSUES 1.4%

Oman Government International Bond
5.625% due 01/17/2028		$1,300	1,288
6.000% due 08/01/2029		600	602
6.500% due 03/08/2047		200	187
7.000% due 01/25/2051		500	496

Oman Sovereign Sukuk Co.
4.397% due 06/01/2024		200	197

Total Oman (Cost $2,733)			2,770

PAKISTAN 0.3%

SOVEREIGN ISSUES 0.3%

Pakistan Government International Bond
6.875% due 12/05/2027		$400	192
7.375% due 04/08/2031		400	185
8.875% due 04/08/2051		500	224

Total Pakistan (Cost $1,208)			601

PANAMA 1.9%

CORPORATE BONDS & NOTES 0.4%

Aeropuerto Internacional de Tocumen SA
5.125% due 08/11/2061		$300	232

Banco General SA
5.250% due 05/07/2031 •(g)(h)		400	346

Banco Nacional de Panama
2.500% due 08/11/2030		200	157

			735

SOVEREIGN ISSUES 1.5%

Panama Government International Bond
4.300% due 04/29/2053		800	597
4.500% due 04/01/2056		900	678
4.500% due 01/19/2063		300	220
6.400% due 02/14/2035		600	627
6.700% due 01/26/2036		600	644
6.853% due 03/28/2054		200	209

			2,975

Total Panama (Cost $4,471)			3,710

PARAGUAY 0.4%

SOVEREIGN ISSUES 0.4%

Paraguay Government International Bond
3.849% due 06/28/2033		$200	174
4.700% due 03/27/2027		200	195
5.850% due 08/21/2033 (a)		200	200
6.100% due 08/11/2044		200	190

Total Paraguay (Cost $795)			759

PERU 1.2%

CORPORATE BONDS & NOTES 0.7%

Banco de Credito del Peru SA
4.650% due 09/17/2024	PEN	1,800	476

InRetail Consumer
3.250% due 03/22/2028		$500	430

Petroleos del Peru SA
4.750% due 06/19/2032		400	306
5.625% due 06/19/2047		300	194

			1,406

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.5%

Peru Government International Bond
3.000% due 01/15/2034		$500	$417
3.230% due 07/28/2121		200	121
3.300% due 03/11/2041		600	464

			1,002

Total Peru (Cost $3,017)			2,408

PHILIPPINES 2.0%

CORPORATE BONDS & NOTES 0.5%

Power Sector Assets & Liabilities Management Corp.
7.390% due 12/02/2024		$900	924

SOVEREIGN ISSUES 1.5%

Philippines Government International Bond
2.650% due 12/10/2045		500	338
2.950% due 05/05/2045		400	285
3.700% due 03/01/2041		1,000	824
5.000% due 07/17/2033		400	405
9.500% due 02/02/2030		900	1,130

			2,982

Total Philippines (Cost $4,473)			3,906

POLAND 1.1%

SOVEREIGN ISSUES 1.1%

Bank Gospodarstwa Krajowego
5.375% due 05/22/2033		$400	398

Poland Government International Bond
5.500% due 04/04/2053		650	656

Republic of Poland Government International Bond
4.875% due 10/04/2033		550	541
5.500% due 11/16/2027		500	514

Total Poland (Cost $2,086)			2,109

QATAR 2.6%

CORPORATE BONDS & NOTES 1.4%

Nakilat, Inc.
6.067% due 12/31/2033		$89	93

QatarEnergy Trading LLC
2.250% due 07/12/2031		800	672
3.125% due 07/12/2041		900	691
3.300% due 07/12/2051		1,400	1,030

Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027		264	268

			2,754

SOVEREIGN ISSUES 1.2%

Qatar Government International Bond
4.400% due 04/16/2050		800	729
4.817% due 03/14/2049		1,000	963
5.103% due 04/23/2048		700	699

			2,391

Total Qatar (Cost $5,448)			5,145

ROMANIA 1.4%

SOVEREIGN ISSUES 1.4%

Romania Government International Bond
2.124% due 07/16/2031	EUR	800	664
2.125% due 03/07/2028		100	95
2.625% due 12/02/2040		300	200
2.875% due 04/13/2042		500	336
3.500% due 04/03/2034		100	87
3.750% due 02/07/2034		200	177
7.625% due 01/17/2053		$1,000	1,101

Total Romania (Cost $3,273)			2,660

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
RUSSIA 0.3%

SOVEREIGN ISSUES 0.3%

Russia Government International Bond
1.850% due 11/20/2032 ^(c)	EUR	600	$308
5.250% due 06/23/2047 ^«(c)		$200	12
5.625% due 04/04/2042 ^(c)		300	204

Total Russia (Cost $1,126)			524

RWANDA 0.1%

SOVEREIGN ISSUES 0.1%

Rwanda Government International Bond
5.500% due 08/09/2031		$200	152

Total Rwanda (Cost $200)			152

SAUDI ARABIA 5.8%

CORPORATE BONDS & NOTES 1.0%

Saudi Arabian Oil Co.
2.250% due 11/24/2030		$400	333
3.500% due 04/16/2029		500	462
3.500% due 11/24/2070		300	200
4.250% due 04/16/2039		1,000	884

			1,879

SOVEREIGN ISSUES 4.8%

Saudi Government International Bond
2.250% due 02/02/2033		200	161
2.900% due 10/22/2025		300	286
3.250% due 10/22/2030		200	182
3.450% due 02/02/2061		200	141
3.750% due 01/21/2055		400	303
4.500% due 10/26/2046		3,800	3,338
4.750% due 01/18/2028		2,300	2,283
4.875% due 07/18/2033		2,500	2,501

			9,195

Total Saudi Arabia (Cost $12,231)			11,074

SENEGAL 0.3%

SOVEREIGN ISSUES 0.3%

Senegal Government International Bond
4.750% due 03/13/2028	EUR	100	94
5.375% due 06/08/2037		200	146
6.250% due 05/23/2033		$300	252
6.750% due 03/13/2048		200	144

Total Senegal (Cost $868)			636

SERBIA 0.7%

SOVEREIGN ISSUES 0.7%

Serbia Government International Bond
1.650% due 03/03/2033	EUR	500	364
6.500% due 09/26/2033		$1,000	983

Total Serbia (Cost $1,571)			1,347

SINGAPORE 0.2%

CORPORATE BONDS & NOTES 0.2%

Flex Ltd.
4.875% due 06/15/2029		$100	96

Medco Bell Pte. Ltd.
6.375% due 01/30/2027		300	281

Total Singapore (Cost $402)			377

SOUTH AFRICA 4.7%

CORPORATE BONDS & NOTES 1.8%

AngloGold Ashanti Holdings PLC
3.750% due 10/01/2030		$200	172

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 04/15/2040		$100	$101

Development Bank of Southern Africa
8.600% due 10/21/2024 «	ZAR	24,300	1,269

Eskom Holdings SOC Ltd.
6.350% due 08/10/2028		$500	467
6.750% due 08/06/2023		500	499
8.450% due 08/10/2028		500	476

Sasol Financing USA LLC
8.750% due 05/03/2029		500	487

			3,471

SOVEREIGN ISSUES 2.9%

South Africa Government International Bond
4.850% due 09/30/2029		1,500	1,322
5.000% due 10/12/2046		300	200
5.750% due 09/30/2049		600	426
5.875% due 04/20/2032		200	178
7.300% due 04/20/2052		300	253
10.500% due 12/21/2026	ZAR	56,500	3,118

			5,497

Total South Africa (Cost $10,291)			8,968

SOUTH KOREA 0.4%

CORPORATE BONDS & NOTES 0.4%

LG Chem Ltd.
1.375% due 07/07/2026		$900	796

Total South Korea (Cost $897)			796

SPAIN 0.4%

CORPORATE BONDS & NOTES 0.4%

Banco Santander SA
5.147% due 08/18/2025		$800	786

Total Spain (Cost $800)			786

SRI LANKA 0.7%

SOVEREIGN ISSUES 0.7%

Sri Lanka Government International Bond
6.125% due 06/03/2025 ^(c)		$700	334
6.350% due 06/28/2024		200	92
6.825% due 07/18/2026 ^(c)		500	237
6.850% due 11/03/2025 ^(c)		800	381
7.550% due 03/28/2030 ^(c)		400	184
7.850% due 03/14/2029 ^(c)		300	138

Total Sri Lanka (Cost $2,465)			1,366

SUPRANATIONAL 0.3%

CORPORATE BONDS & NOTES 0.3%

African Export-Import Bank
2.634% due 05/17/2026		$600	543

Total Supranational (Cost $600)			543

SWITZERLAND 0.3%

CORPORATE BONDS & NOTES 0.3%

Credit Suisse AG
4.750% due 08/09/2024		$300	293

UBS Group AG
6.373% due 07/15/2026 •(k)		250	249

Total Switzerland (Cost $550)			542

TUNISIA 0.2%

SOVEREIGN ISSUES 0.2%

Tunisian Republic International Bond
5.625% due 02/17/2024	EUR	300	272
6.750% due 10/31/2023		100	102

Total Tunisia (Cost $341)			374

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TURKEY 5.8%

CORPORATE BONDS & NOTES 0.5%

Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028		$649	$598

Turkiye Is Bankasi AS
6.125% due 04/25/2024		200	197

Yapi ve Kredi Bankasi AS
5.850% due 06/21/2024		200	195

			990

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%

SOCAR Turkey Enerji AS
6.553% (EUR006M + 3.450%) due 08/11/2026 ~	EUR	1,000	1,058

SOVEREIGN ISSUES 4.7%

Turkey Government International Bond
4.875% due 04/16/2043		$700	451
5.125% due 02/17/2028		1,500	1,308
5.750% due 05/11/2047		3,600	2,469
5.875% due 06/26/2031		500	418
5.950% due 01/15/2031		500	423
6.000% due 03/25/2027		700	639
6.000% due 01/14/2041		600	444
6.125% due 10/24/2028		300	269
6.875% due 03/17/2036		1,600	1,358
9.125% due 07/13/2030		1,000	994

Turkiye Ihracat Kredi Bankasi AS
8.250% due 01/24/2024		200	200

			8,973

Total Turkey (Cost $12,861)			11,021

UKRAINE 0.4%

CORPORATE BONDS & NOTES 0.1%

NPC Ukrenergo
6.875% due 11/09/2028 ^(c)		$800	172

SOVEREIGN ISSUES 0.3%

Ukraine Government International Bond
6.876% due 05/21/2031 ^(c)		200	46
7.253% due 03/15/2035 ^(c)		900	210
7.375% due 09/25/2034 ^(c)		500	117
7.750% due 09/01/2026 ^(c)		1,100	268

			641

Total Ukraine (Cost $3,202)			813

UNITED ARAB EMIRATES 2.5%

CORPORATE BONDS & NOTES 1.4%

Abu Dhabi National Energy Co. PJSC
4.375% due 01/24/2029		$400	396
4.696% due 04/24/2033		300	299

DAE Sukuk Difc Ltd.
3.750% due 02/15/2026		600	571

DP World Ltd.
6.850% due 07/02/2037		600	651

MDGH GMTN RSC Ltd.
5.084% due 05/22/2053		200	199

NBK SPC Ltd.
1.625% due 09/15/2027 •		700	625

			2,741

SOVEREIGN ISSUES 1.1%

Emirate of Abu Dhabi Government International Bond
2.125% due 09/30/2024		200	192
3.125% due 09/30/2049		1,200	881
3.875% due 04/16/2050		200	169

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Finance Department Government of Sharjah
4.375% due 03/10/2051		$1,200	$825

			2,067

Total United Arab Emirates (Cost $5,027)			4,808

UNITED KINGDOM 1.4%

CORPORATE BONDS & NOTES 0.6%

Barclays PLC
3.250% due 02/12/2027	GBP	100	111
5.304% due 08/09/2026 •		$500	488

HSBC Holdings PLC
4.041% due 03/13/2028 •		200	188
5.210% due 08/11/2028 •		200	196

Lloyds Banking Group PLC
4.716% due 08/11/2026 •		200	194

Ukreximbank Via Biz Finance PLC
9.750% due 01/22/2025		75	66

			1,243

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.8%

Canada Square Funding PLC
5.316% due 01/17/2059 •	GBP	183	231

Polaris PLC
6.154% due 05/27/2057 •		46	58

Rochester Financing PLC
5.602% due 12/18/2044 •		197	247

Stratton Mortgage Funding PLC
5.447% due 03/12/2052		63	80

Towd Point Mortgage Funding
6.546% due 02/20/2054 •		562	714

Tower Bridge Funding PLC
5.629% due 12/20/2063 •		174	219

			1,549

Total United Kingdom (Cost $2,719)			2,792

UNITED STATES 9.8%

ASSET-BACKED SECURITIES 1.7%

Countrywide Asset-Backed Certificates Trust
5.630% due 02/25/2037 •		$420	404
6.275% due 11/25/2035 •		380	369

Credit-Based Asset Servicing & Securitization Trust
3.156% due 01/25/2037 ^þ		581	182

Morgan Stanley ABS Capital, Inc. Trust
5.915% due 01/25/2035 •		69	65
5.945% due 03/25/2034 •		347	335

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.930% due 09/25/2035 •		500	420

Soundview Home Loan Trust
6.050% due 10/25/2037 •		124	98

Wells Fargo Home Equity Asset-Backed Securities Trust
5.790% due 03/25/2037 •		1,500	1,314

			3,187

		SHARES
COMMON STOCKS 0.0%

Constellation Oil ‘B’ «(d)(i)		393,387	43

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 1.1%

Credit Suisse AG AT1 Claim ^		$200	8

DAE Funding LLC
2.625% due 03/20/2025		200	188
3.375% due 03/20/2028		200	181

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	17

Schedule of Investments	PIMCO Emerging Markets Bond Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Rio Oil Finance Trust
8.200% due 04/06/2028	$403	$406
9.250% due 07/06/2024	353	357
9.750% due 01/06/2027	500	516

Rutas 2 & 7 Finance Ltd.
0.000% due 09/30/2036 (e)	630	413

		2,069

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%

Ecopetrol SA
TBD% due 08/17/2024 «µ	1,000	985

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.7%

Banc of America Mortgage Trust
3.896% due 02/25/2036 ^~	1	1

BCAP LLC Trust
3.676% due 05/26/2037 ~	562	506

Bear Stearns Adjustable Rate Mortgage Trust
3.887% due 05/25/2047 ^~	6	5
4.033% due 01/25/2035 ~	1	1

Benchmark Mortgage Trust
3.666% due 01/15/2051 ~	1,000	915

Citigroup Mortgage Loan Trust
3.974% due 09/25/2037 ^~	13	11

CitiMortgage Alternative Loan Trust
5.800% due 10/25/2036 •	75	63

Countrywide Alternative Loan Trust
5.500% due 05/25/2036 ^•	118	48

GSR Mortgage Loan Trust
3.935% due 01/25/2036 ^~	2	2

IndyMac INDA Mortgage Loan Trust
3.062% due 11/25/2037 ~	68	56

IndyMac INDX Mortgage Loan Trust
5.510% due 02/25/2037 •	149	143
5.790% due 07/25/2045 •	84	66

Lehman XS Trust
5.530% due 09/25/2046 •	105	90
5.650% due 08/25/2037 •	151	138

Morgan Stanley Mortgage Loan Trust
6.115% due 06/25/2036 ~	1	1

SG Residential Mortgage Trust
5.353% due 08/25/2062 þ	1,028	1,001

SunTrust Adjustable Rate Mortgage Loan Trust
3.732% due 10/25/2037 ^~	41	36

WaMu Mortgage Pass-Through Certificates Trust
3.772% due 02/25/2037 ^~	11	10
3.883% due 03/25/2036 ~	96	88

Washington Mutual Mortgage Pass-Through Certificates Trust
4.726% due 02/25/2047 ^•	133	116

		3,297

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 0.5%

Freddie Mac
4.815% due 03/01/2036 •	$0	$1

Uniform Mortgage-Backed Security
4.000% due 07/01/2048	27	26

Uniform Mortgage-Backed Security, TBA
3.500% due 08/01/2053	1,000	912

		939

U.S. TREASURY OBLIGATIONS 4.3%

U.S. Treasury Bonds
2.000% due 11/15/2041	1,400	1,026
3.125% due 11/15/2041	2,700	2,379
3.250% due 05/15/2042	100	89

U.S. Treasury Notes
3.875% due 05/15/2043	2,000	1,952
1.750% due 11/15/2029	2,900	2,544
3.125% due 08/31/2029 (n)	300	285

		8,275

Total United States (Cost $20,159)		18,795

URUGUAY 0.3%

SOVEREIGN ISSUES 0.3%

Uruguay Government International Bond
5.100% due 06/18/2050	$500	499

Total Uruguay (Cost $480)		499

UZBEKISTAN 0.2%

SOVEREIGN ISSUES 0.2%

Republic of Uzbekistan International Bond
3.900% due 10/19/2031	$400	322

Total Uzbekistan (Cost $324)		322

VENEZUELA 0.5%

CORPORATE BONDS & NOTES 0.2%

Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(c)	$3,750	132
5.500% due 04/12/2037 ^(c)	4,350	168
6.000% due 05/16/2024 ^(c)	380	15
6.000% due 11/15/2026 ^(c)	1,200	42

		357

SOVEREIGN ISSUES 0.3%

Venezuela Government International Bond
7.000% due 03/31/2038 ^(c)	300	26
7.650% due 04/21/2025 ^(c)	630	55
8.250% due 10/13/2024 ^(c)	3,850	356
9.250% due 09/15/2027 ^(c)	1,190	107
9.375% due 01/13/2034 ^(c)	40	4

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
11.950% due 08/05/2031 ^(c)	$490	$46

		594

Total Venezuela (Cost $9,560)		951

ZAMBIA 0.1%

SOVEREIGN ISSUES 0.1%

Zambia Government International Bond
8.970% due 07/30/2027 ^(c)	$200	116

Total Zambia (Cost $139)		116

SHORT-TERM INSTRUMENTS 4.3%

COMMERCIAL PAPER 0.6%

Duke Energy Corp.
5.400% due 07/10/2023	$250	250

Electricite de France SA
5.510% due 08/04/2023	600	597

Enbridge (US), Inc.
5.440% due 07/20/2023	250	249

		1,096

REPURCHASE AGREEMENTS (j) 3.6%
		6,967

U.S. TREASURY BILLS 0.1%
5.233% due 09/12/2023 (e)(f)(n)	280	277

Total Short-Term Instruments (Cost $8,340)		8,340

Total Investments in Securities (Cost $242,833)		200,411

	SHARES
INVESTMENTS IN AFFILIATES 0.7%

SHORT-TERM INSTRUMENTS 0.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.7%

PIMCO Short-Term Floating NAV Portfolio III	138,825	1,350

Total Short-Term Instruments (Cost $1,350)		1,350

Total Investments in Affiliates (Cost $1,350)		1,350

Total Investments 104.8% (Cost $244,183)		$201,761

Financial Derivative Instruments (l)(m) 0.3% (Cost or Premiums, net $395)		625

Other Assets and Liabilities, net (5.1)%		(9,885)

Net Assets 100.0%		$192,501

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.

(i)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Constellation Oil ‘B’	06/10/2022	$43	$43	0.02%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	5.070%	06/28/2023	07/05/2023	$1,004	U.S. Treasury Bonds 3.375% due 11/15/2048	$(999)	$1,004	$1,005
DEU	5.100	06/28/2023	07/05/2023	1,111	U.S. Treasury Notes 3.875% due 12/31/2027	(1,085)	1,111	1,112
FICC	2.400	06/30/2023	07/03/2023	2,921	U.S. Treasury Notes 4.625% due 06/30/2025	(2,979)	2,921	2,921
JPS	5.070	06/28/2023	07/05/2023	692	U.S. Treasury Notes 2.375% due 02/29/2024	(692)	692	692
	5.090	06/28/2023	07/05/2023	1,239	U.S. Treasury Notes 4.125% due 11/15/2032	(1,233)	1,239	1,240

Total Repurchase Agreements						$(6,988)	$6,967	$6,970

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
JML	5.200%	05/05/2023	07/28/2023			$(2,448)	$(2,448)
NOM	5.070	05/05/2023	TBD	(3)		(2,594)	(2,615)
SCX	8.700	02/17/2023	TBD	(3)	ZAR	(25,684)	(1,407)
TDM	5.240	05/05/2023	TBD	(3)		$(953)	(962)

Total Reverse Repurchase Agreements							$(7,432)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(4)
United States (2.1)%
U.S. Treasury Obligations (2.1)%
U.S. Treasury Bonds	3.375%	11/15/2048	$1,100	$(987)	$(1,000)
U.S. Treasury Notes	2.375	02/29/2024	700	(686)	(692)
U.S. Treasury Notes	3.875	12/31/2027	1,100	(1,105)	(1,106)
U.S. Treasury Notes	4.125	11/15/2032	1,200	(1,242)	(1,233)

Total Short Sales (2.1)%				$(4,020)	$(4,031)

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	19

Schedule of Investments	PIMCO Emerging Markets Bond Portfolio	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales(4)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
Global/Master Repurchase Agreement
BPS	$1,005	$0	$0	$0	$1,005	$(999)	$6
DEU	1,112	0	0	0	1,112	(1,085)	27
FICC	2,921	0	0	0	2,921	(2,979)	(58)
JML	0	(2,448)	0	0	(2,448)	2,548	100
JPS	1,932	0	0	0	1,932	(1,925)	7
NOM	0	(2,615)	0	0	(2,615)	2,869	254
SCX	0	(1,407)	0	0	(1,407)	1,379	(28)
TDM	0	(962)	0	0	(962)	988	26

Master Securities Forward Transaction Agreement
BPG	0	0	0	(4,031)	(4,031)	0	(4,031)

Total Borrowings and Other Financing Transactions	$6,970	$(7,432)	$0	$(4,031)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(1,385)	$(1,385)
Sovereign Issues	0	(2,448)	0	(3,599)	(6,047)

Total Borrowings	$0	$(2,448)	$0	$(4,984)	$(7,432)

Payable for reverse repurchase agreements					$(7,432)

(k)	Securities with an aggregate market value of $7,784 have been pledged as collateral under the terms of the above master agreements as of June 30, 2023.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(8,078) at a weighted average interest rate of 5.306%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for short sales includes $39 of accrued interest.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August 2023 Futures	$110.750	07/21/2023	2	$2	$(1)	$0
Call - CBOT U.S. Treasury 10-Year Note August 2023 Futures	113.750	07/21/2023	2	2	0	(1)

Total Written Options					$(1)	$(1)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2023	44	$8,947	$(112)	$0	$(1)
U.S. Treasury 10-Year Note September Futures	09/2023	248	27,842	(265)	34	0

				$(377)	$34	$(1)

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund September Futures	09/2023	33	$(4,816)	$45	$34	$(4)
U.S. Treasury 5-Year Note September Futures	09/2023	74	(7,925)	157	0	0

				$202	$34	$(4)

Total Futures Contracts				$(175)	$68	$(5)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
General Electric Co.	1.000%	Quarterly	12/20/2023	0.276%	$100	$0	$0	$0	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.EM-38 5-Year Index	(1.000)%	Quarterly	12/20/2027	$1,000	$57	$(16)	$41	$0	$(2)
CDX.EM-39 5-Year Index	(1.000)	Quarterly	06/20/2028	900	56	(13)	43	0	(2)

					$113	$(29)	$84	$0	$(4)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	5.585%	Annual	06/28/2026	GBP	1,100	$0	$(2)	$(2)	$0	$(5)
Receive	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	09/15/2023	$	200	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2024		5,700	(177)	(25)	(202)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	09/21/2024		5,400	223	193	416	0	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	06/21/2027		5,700	212	(750)	(538)	1	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028		400	2	(49)	(47)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031		200	3	(34)	(31)	0	0
Receive	1-Year BRL-CDI	11.970	Maturity	01/02/2024	BRL	16,800	0	60	60	0	(1)
Pay	1-Year BRL-CDI	11.415	Maturity	01/04/2027		3,700	0	17	17	3	0
Receive	1-Year BRL-CDI	13.015	Maturity	01/04/2027		2,200	0	(29)	(29)	0	(2)
Pay	3-Month USD-LIBOR	0.000	Quarterly	09/15/2023	$	200	0	(3)	(3)	0	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	09/15/2023		400	0	(4)	(4)	0	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	09/21/2023		5,700	0	(60)	(60)	0	(2)
Receive	3-Month ZAR-JIBAR	5.950	Quarterly	11/30/2024	ZAR	29,000	0	57	57	1	0
Pay	6-Month CZK-PRIBOR	4.611	Annual	06/06/2028	CZK	53,200	14	(7)	7	0	(10)
Receive	6-Month PLN-WIBOR	5.455	Annual	01/10/2028	PLN	1,400	0	(3)	(3)	0	(1)
Receive	6-Month PLN-WIBOR	5.490	Annual	01/10/2028		1,400	0	(3)	(3)	0	(1)
Receive	28-Day MXN-TIIE	8.900	Lunar	05/21/2027	MXN	10,100	0	(6)	(6)	1	0
Pay	28-Day MXN-TIIE	8.740	Lunar	03/07/2028		17,500	0	12	12	0	(1)
Receive	28-Day MXN-TIIE	8.585	Lunar	05/18/2028		2,900	0	(2)	(2)	0	0
Receive	28-Day MXN-TIIE	8.760	Lunar	05/19/2028		100	0	0	0	0	0

							$277	$(635)	$(358)	$6	$(23)

Total Swap Agreements							$390	$(664)	$(274)	$6	$(27)

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	21

Schedule of Investments	PIMCO Emerging Markets Bond Portfolio	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value		Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options		Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$68	$6	$74		$(1)	$(5)	$(27)	$(33)

Cash of $1,365 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(m)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	07/2023	PLN	24		$6	$0	$0
	07/2023		$204	GBP	161	1	0
	08/2023		3,301	ILS	11,286	0	(254)
	09/2023	NGN	12,169		$21	6	0
	09/2023		$2	NGN	1,552	0	0
	09/2023	ZAR	14,012		$772	33	0

BPS	07/2023		$9,780	EUR	8,926	0	(40)
	07/2023		37	GBP	30	1	0
	07/2023		1,007	JPY	140,033	0	(37)
	08/2023	EUR	8,926		$9,794	41	0
	08/2023		$637	JPY	91,750	1	0
	08/2023	ZAR	3,542		$190	3	0
	09/2023		$421	INR	34,622	0	0
	09/2023	ZAR	19,761		$1,118	76	0
	11/2023	ILS	1,196		346	21	0
	12/2023	NGN	3,240		4	0	0

BRC	08/2023	ZAR	19,300		1,013	5	(14)
	09/2023		$7	ILS	24	0	0
	10/2023	MXN	17,164		$916	0	(68)

BSH	10/2023	BRL	3,200		600	0	(57)
	01/2024		20,300		4,138	12	0

CBK	07/2023	CZK	425		19	0	0
	07/2023	EUR	999		1,077	0	(14)
	07/2023	ILS	13,295		4,163	576	0
	07/2023		$289	EUR	269	4	0

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	08/2023	ILS	11,298		$3,501	$451	$0
	08/2023	PEN	6,331		1,621	0	(118)
	10/2023		$25	NGN	15,113	0	(7)
	11/2023	ILS	9,633		$2,823	207	0
	11/2023		$132	EGP	4,274	0	(9)

DUB	07/2023	BRL	4,120		$760	0	(100)
	07/2023		$855	BRL	4,120	5	0
	10/2023	ZAR	11,425		$627	27	0
	11/2023	EGP	5,866		206	37	0
	01/2024	NGN	27,675		45	12	0

GLM	07/2023	BRL	4,122		855	0	(6)
	07/2023	DOP	51,099		883	0	(32)
	07/2023		$782	BRL	4,122	78	0
	08/2023	DOP	30,277		$538	2	(6)
	09/2023	BRL	573		117	0	(1)
	10/2023	DOP	30,205		539	3	0
	10/2023	NGN	29,183		49	13	0
	10/2023	ZAR	3,668		197	4	0
	11/2023	DOP	15,671		282	6	0
	11/2023	EGP	1,297		46	9	0
	11/2023		$134	EGP	4,102	0	(16)
	12/2023	DOP	11,025		$198	5	0

JPM	07/2023	JPY	47,688		333	3	0
	07/2023		$18	NGN	9,629	0	(5)
	08/2023	MXN	17,786		$1,027	0	(4)
	08/2023		$333	JPY	47,485	0	(3)
	09/2023		6	ILS	23	0	0
	09/2023		18	NGN	10,563	0	(4)
	09/2023		1,198	PEN	4,410	11	0
	10/2023	MXN	132		$8	0	0
	10/2023		$23	NGN	14,353	0	(5)
	12/2023	NGN	14,283		$23	6	0
	12/2023		$28	NGN	17,443	0	(6)

MBC	07/2023	GBP	1,438		$1,780	0	(46)
	07/2023		$197	EUR	182	2	0
	07/2023		3,911	ILS	13,288	0	(326)
	09/2023		545	INR	44,795	0	(1)
	09/2023		1,474	ZAR	26,078	0	(99)

MYI	08/2023		233		4,266	0	(7)
	11/2023	EGP	1,298		$46	8	0

RBC	07/2023	MXN	66		3	0	0
	08/2023		$1,024	MXN	17,740	4	0

SCX	07/2023	NGN	11,769		$22	7	0
	07/2023		$3	NGN	2,304	0	0
	09/2023	ZAR	8,830		$489	23	0
	01/2024		$34	NGN	27,948	0	(1)

SOG	07/2023	EUR	8,179		$8,798	0	(127)

SSB	09/2023	BRL	5,361		1,058	0	(50)

TOR	07/2023		$1,585	GBP	1,247	0	(1)
	08/2023	GBP	1,247		$1,585	1	0

UAG	07/2023	EUR	199		213	0	(4)
	09/2023	ZAR	4,960		283	21	0
	11/2023	ILS	797		230	14	0

Total Forward Foreign Currency Contracts						$1,739	$(1,468)

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	23

Schedule of Investments	PIMCO Emerging Markets Bond Portfolio	(Cont.)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.380%	07/31/2023	300	$ (1)	$(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.780	07/31/2023	300	(1)	(1)

BRC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	07/27/2023	200	(1)	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.850	07/27/2023	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	100	0	(1)

DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.330	08/01/2023	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.730	08/01/2023	200	(1)	(1)

GLM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	07/27/2023	100	0	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.850	07/27/2023	100	0	0

NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.270	07/24/2023	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.670	07/24/2023	300	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	300	(1)	(1)

Total Written Options							$(10)	$(10)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
BOA	Oman Government International Bond	(1.000)%	Quarterly	12/20/2027	1.351%	$100	$3	$(1)	$2	$0
	Turkey Government International Bond	(1.000)	Quarterly	12/20/2025	4.366	400	34	(4)	30	0

BPS	Oman Government International Bond	(1.000)	Quarterly	12/20/2027	1.351	100	3	(2)	1	0

CBK	Turkey Government International Bond	(1.000)	Quarterly	12/20/2025	4.366	300	26	(4)	22	0

DUB	Turkey Government International Bond	(1.000)	Quarterly	12/20/2025	4.366	600	60	(15)	45	0

GST	South Korea Government International Bond	(1.000)	Quarterly	06/20/2028	0.328	1,000	(26)	(5)	0	(31)

HUS	Dubai Government International Bond	(1.000)	Quarterly	12/20/2024	0.286	100	0	(1)	0	(1)

JPM	Dubai Government International Bond	(1.000)	Quarterly	12/20/2024	0.286	200	0	(2)	0	(2)
	Turkey Government International Bond	(1.000)	Quarterly	12/20/2025	4.366	800	77	(18)	59	0

							$177	$(52)	$159	$(34)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
BOA	Brazil Government International Bond	1.000%	Quarterly	06/20/2031	2.563%	$300	$(44)	$15	$0	$(29)
	Chile Government International Bond	1.000	Quarterly	06/20/2024	0.111	300	1	2	3	0
	Chile Government International Bond	1.000	Quarterly	12/20/2025	0.291	1,000	25	(8)	17	0
	Chile Government International Bond	1.000	Quarterly	12/20/2026	0.454	100	1	1	2	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2025	1.223	800	(21)	17	0	(4)
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.189	1,400	0	11	11	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.242	1,500	20	(9)	11	0

BPS	Brazil Government International Bond	1.000	Quarterly	12/20/2027	1.557	200	(15)	11	0	(4)
	Chile Government International Bond	1.000	Quarterly	12/20/2023	0.077	100	0	1	1	0
	Chile Government International Bond	1.000	Quarterly	06/20/2024	0.111	100	0	1	1	0
	Chile Government International Bond	1.000	Quarterly	12/20/2024	0.162	300	0	4	4	0
	Chile Government International Bond	1.000	Quarterly	12/20/2027	0.637	1,000	(5)	20	15	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.128	100	0	0	0	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.280	400	(1)	5	4	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.662	300	0	3	3	0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.381	600	5	6	11	0
	Poland Government International Bond	1.000	Quarterly	12/20/2023	0.163	100	0	0	0	0
	Serbia Government International Bond	1.000	Quarterly	12/20/2027	2.153	200	(18)	9	0	(9)

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
BRC	Argentine Republic Government International Bond	5.000%	Quarterly	12/20/2023	22.016%	$450	$(67)	$34	$0	$(33)
	Chile Government International Bond	1.000	Quarterly	06/20/2026	0.360	1,000	17	1	18	0
	Hungary Government International Bond	1.000	Quarterly	12/20/2023	0.478	400	(3)	4	1	0
	Romania Government International Bond	1.000	Quarterly	12/20/2023	0.416	100	(1)	1	0	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2024	0.285	500	5	0	5	0

CBK	Panama Government International Bond	1.000	Quarterly	06/20/2024	0.290	200	0	1	1	0
	Panama Government International Bond	1.000	Quarterly	12/20/2024	0.381	300	0	3	3	0
	Peru Government International Bond	1.000	Quarterly	12/20/2025	0.322	800	9	4	13	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2024	0.285	1,900	(64)	84	20	0

GLM	Romania Government International Bond	1.000	Quarterly	12/20/2023	0.416	100	0	0	0	0

GST	Brazil Government International Bond	1.000	Quarterly	06/20/2031	2.563	100	(15)	5	0	(10)
	Indonesia Government International Bond	1.000	Quarterly	06/20/2028	0.859	6,200	23	18	41	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.280	100	(1)	2	1	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	1.029	100	(2)	2	0	0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.381	1,500	7	19	26	0
	Poland Government International Bond	1.000	Quarterly	12/20/2023	0.163	100	0	0	0	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2024	0.285	300	3	0	3	0

HUS	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.189	100	(1)	2	1	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.242	900	10	(3)	7	0

JPM	Banco do Brasil SA	1.000	Quarterly	12/20/2024	1.596	600	(13)	8	0	(5)
	Poland Government International Bond	1.000	Quarterly	06/20/2028	0.754	100	0	1	1	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	0.773	500	(8)	9	1	0
	State Oil Company of Azerb	1.000	Quarterly	12/20/2023	1.387	300	(10)	10	0	0
	State Oil Company of Azerb	5.000	Quarterly	06/20/2026	3.158	100	1	4	5	0

MYC	Chile Government International Bond	1.000	Quarterly	12/20/2024	0.162	200	1	2	3	0
	Chile Government International Bond	1.000	Quarterly	12/20/2026	0.454	700	4	9	13	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.189	100	0	1	1	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.280	100	(1)	2	1	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.769	200	(1)	3	2	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	1.029	600	(13)	12	0	(1)
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.381	1,800	3	29	32	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.242	1,400	8	3	11	0

							$(161)	$359	$293	$(95)

Total Swap Agreements							$16	$307	$452	$(129)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
BOA	$40	$0	$76	$116	$(254)	$(2)	$(33)	$(289)	$(173)	$0	$(173)
BPS	143	0	40	183	(77)	0	(13)	(90)	93	(180)	(87)
BRC	5	0	24	29	(82)	(2)	(33)	(117)	(88)	0	(88)
BSH	12	0	0	12	(57)	0	0	(57)	(45)	21	(24)
CBK	1,238	0	59	1,297	(148)	0	0	(148)	1,149	(1,070)	79
DUB	81	0	45	126	(100)	(2)	0	(102)	24	0	24
GLM	120	0	0	120	(61)	0	0	(61)	59	0	59
GST	0	0	71	71	0	0	(41)	(41)	30	0	30
HUS	0	0	8	8	0	0	(1)	(1)	7	0	7
JPM	20	0	66	86	(27)	0	(7)	(34)	52	0	52
MBC	2	0	0	2	(472)	0	0	(472)	(470)	277	(193)

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	25

Schedule of Investments	PIMCO Emerging Markets Bond Portfolio	(Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
MYC	$0	$0	$63	$63	$0	$0	$(1)	$(1)	$62	$(20)	$42
MYI	8	0	0	8	(7)	0	0	(7)	1	0	1
NGF	0	0	0	0	0	(4)	0	(4)	(4)	0	(4)
RBC	4	0	0	4	0	0	0	0	4	0	4
SCX	30	0	0	30	(1)	0	0	(1)	29	0	29
SOG	0	0	0	0	(127)	0	0	(127)	(127)	0	(127)
SSB	0	0	0	0	(50)	0	0	(50)	(50)	0	(50)
TOR	1	0	0	1	(1)	0	0	(1)	0	0	0
UAG	35	0	0	35	(4)	0	0	(4)	31	0	31

Total Over the Counter	$1,739	$0	$452	$2,191	$(1,468)	$(10)	$(129)	$(1,607)

(n)

Securities with an aggregate market value of $298 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$68	$68
Swap Agreements	0	0	0	0	6	6

	$0	$0	$0	$0	$74	$74

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,739	$0	$1,739
Swap Agreements	0	452	0	0	0	452

	$0	$452	$0	$1,739	$0	$2,191

	$0	$452	$0	$1,739	$74	$2,265

26	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1	$1
Futures	0	0	0	0	5	5
Swap Agreements	0	4	0	0	23	27

	$0	$4	$0	$0	$29	$33

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,468	$0	$1,468
Written Options	0	0	0	0	10	10
Swap Agreements	0	129	0	0	0	129

	$0	$129	$0	$1,468	$10	$1,607

	$0	$133	$0	$1,468	$39	$1,640

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended June 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(50)	$(50)
Swap Agreements	0	(20)	0	0	(493)	(513)

	$0	$(20)	$0	$0	$(543)	$(563)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(436)	$0	$(436)
Written Options	0	0	0	0	6	6
Swap Agreements	0	409	0	(47)	0	362

	$0	$409	$0	$(483)	$6	$(68)

	$0	$389	$0	$(483)	$(537)	$(631)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(316)	$(316)
Swap Agreements	0	(22)	0	0	574	552

	$0	$(22)	$0	$0	$258	$236

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(68)	$0	$(68)
Swap Agreements	0	(16)	0	0	0	(16)

	$0	$(16)	$0	$(68)	$0	$(84)

	$0	$(38)	$0	$(68)	$258	$152

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Investments in Securities, at Value
Albania
Sovereign Issues	$0	$182	$0	$182
Angola
Sovereign Issues	0	356	0	356
Argentina
Sovereign Issues	0	3,654	0	3,654
Armenia
Sovereign Issues	0	643	0	643
Azerbaijan
Corporate Bonds & Notes	0	1,425	0	1,425
Bahamas
Sovereign Issues	0	485	0	485

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Bahrain
Sovereign Issues	$0	$277	$0	$277
Bermuda
Corporate Bonds & Notes	0	362	0	362
Brazil
Corporate Bonds & Notes	0	3,523	0	3,523
Sovereign Issues	0	6,784	0	6,784
Cameroon
Sovereign Issues	0	316	0	316
Cayman Islands
Corporate Bonds & Notes	0	2,881	0	2,881
Sovereign Issues	0	511	0	511
Chile
Corporate Bonds & Notes	0	3,715	0	3,715

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	27

Schedule of Investments	PIMCO Emerging Markets Bond Portfolio	(Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Sovereign Issues	$0	$1,610	$0	$1,610
China
Corporate Bonds & Notes	0	145	0	145
Colombia
Corporate Bonds & Notes	0	624	0	624
Sovereign Issues	0	3,844	0	3,844
Costa Rica
Sovereign Issues	0	345	0	345
Dominican Republic
Sovereign Issues	0	7,022	0	7,022
Ecuador
Sovereign Issues	0	1,510	0	1,510
Egypt
Sovereign Issues	0	3,367	0	3,367
El Salvador
Sovereign Issues	0	419	0	419
Ethiopia
Sovereign Issues	0	139	0	139
Ghana
Sovereign Issues	0	1,362	0	1,362
Guatemala
Sovereign Issues	0	1,231	0	1,231
Hong Kong
Corporate Bonds & Notes	0	999	0	999
Sovereign Issues	0	749	0	749
Hungary
Sovereign Issues	0	2,606	0	2,606
India
Corporate Bonds & Notes	0	425	0	425
Sovereign Issues	0	913	0	913
Indonesia
Corporate Bonds & Notes	0	6,628	0	6,628
Sovereign Issues	0	2,982	0	2,982
Ireland
Sovereign Issues	0	1,289	0	1,289
Israel
Corporate Bonds & Notes	0	1,079	0	1,079
Sovereign Issues	0	3,143	0	3,143
Ivory Coast
Sovereign Issues	0	1,490	0	1,490
Jamaica
Corporate Bonds & Notes	0	155	0	155
Japan
Corporate Bonds & Notes	0	988	0	988
Jersey, Channel Islands
Corporate Bonds & Notes	0	1,085	0	1,085
Jordan
Sovereign Issues	0	1,251	0	1,251
Kazakhstan
Corporate Bonds & Notes	0	1,728	0	1,728
Sovereign Issues	0	181	0	181
Kenya
Sovereign Issues	0	674	0	674
Lebanon
Sovereign Issues	0	40	0	40
Luxembourg
Common Stocks	0	0	190	190
Corporate Bonds & Notes	0	1,563	110	1,673
Macedonia
Sovereign Issues	0	558	0	558
Malaysia
Corporate Bonds & Notes	0	640	0	640
Mauritius
Corporate Bonds & Notes	0	188	0	188
Mexico
Corporate Bonds & Notes	0	9,649	0	9,649
Sovereign Issues	0	5,251	0	5,251
Morocco
Corporate Bonds & Notes	0	697	0	697
Sovereign Issues	0	135	0	135

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Namibia
Sovereign Issues	$0	$286	$0	$286
Netherlands
Corporate Bonds & Notes	0	1,742	0	1,742
Sovereign Issues	0	740	0	740
Nigeria
Corporate Bonds & Notes	0	565	0	565
Sovereign Issues	0	2,950	0	2,950
Oman
Sovereign Issues	0	2,770	0	2,770
Pakistan
Sovereign Issues	0	601	0	601
Panama
Corporate Bonds & Notes	0	735	0	735
Sovereign Issues	0	2,975	0	2,975
Paraguay
Sovereign Issues	0	759	0	759
Peru
Corporate Bonds & Notes	0	1,406	0	1,406
Sovereign Issues	0	1,002	0	1,002
Philippines
Corporate Bonds & Notes	0	924	0	924
Sovereign Issues	0	2,982	0	2,982
Poland
Sovereign Issues	0	2,109	0	2,109
Qatar
Corporate Bonds & Notes	0	2,754	0	2,754
Sovereign Issues	0	2,391	0	2,391
Romania
Sovereign Issues	0	2,660	0	2,660
Russia
Sovereign Issues	0	512	12	524
Rwanda
Sovereign Issues	0	152	0	152
Saudi Arabia
Corporate Bonds & Notes	0	1,879	0	1,879
Sovereign Issues	0	9,195	0	9,195
Senegal
Sovereign Issues	0	636	0	636
Serbia
Sovereign Issues	0	1,347	0	1,347
Singapore
Corporate Bonds & Notes	0	377	0	377
South Africa
Corporate Bonds & Notes	0	2,202	1,269	3,471
Sovereign Issues	0	5,497	0	5,497
South Korea
Corporate Bonds & Notes	0	796	0	796
Spain
Corporate Bonds & Notes	0	786	0	786
Sri Lanka
Sovereign Issues	0	1,366	0	1,366
Supranational
Corporate Bonds & Notes	0	543	0	543
Switzerland
Corporate Bonds & Notes	0	542	0	542
Tunisia
Sovereign Issues	0	374	0	374
Turkey
Corporate Bonds & Notes	0	990	0	990
Loan Participations and Assignments	0	1,058	0	1,058
Sovereign Issues	0	8,973	0	8,973
Ukraine
Corporate Bonds & Notes	0	172	0	172
Sovereign Issues	0	641	0	641
United Arab Emirates
Corporate Bonds & Notes	0	2,741	0	2,741
Sovereign Issues	0	2,067	0	2,067
United Kingdom
Corporate Bonds & Notes	0	1,243	0	1,243
Non-Agency Mortgage-Backed Securities	0	1,549	0	1,549

28	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
United States
Asset-Backed Securities	$0	$3,187	$0	$3,187
Common Stocks	0	0	43	43
Corporate Bonds & Notes	0	2,069	0	2,069
Loan Participations and Assignments	0	0	985	985
Non-Agency Mortgage-Backed Securities	0	3,297	0	3,297
U.S. Government Agencies	0	939	0	939
U.S. Treasury Obligations	0	8,275	0	8,275
Uruguay
Sovereign Issues	0	499	0	499
Uzbekistan
Sovereign Issues	0	322	0	322
Venezuela
Corporate Bonds & Notes	0	357	0	357
Sovereign Issues	0	594	0	594
Zambia
Sovereign Issues	0	116	0	116
Short-Term Instruments
Commercial Paper	0	1,096	0	1,096
Repurchase Agreements	0	6,967	0	6,967
U.S. Treasury Bills	0	277	0	277

	$0	$197,802	$2,609	$200,411

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,350	$0	$0	$1,350

Total Investments	$1,350	$197,802	$2,609	$201,761

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Short Sales, at Value - Liabilities
United States
U.S. Treasury Obligations	$0	$(4,031)	$0	$(4,031)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	34	40	0	74
Over the counter	0	2,191	0	2,191

	$34	$2,231	$0	$2,265

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4)	(29)	0	(33)
Over the counter	0	(1,607)	0	(1,607)

	$(4)	$(1,636)	$0	$(1,640)

Total Financial Derivative Instruments	$30	$595	$0	$625

Totals	$1,380	$194,366	$2,609	$198,355

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2023:

Category and Subcategory	Beginning Balance at 12/31/2022	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2023(2)
Investments in Securities, at Value
Cayman Islands
Corporate Bonds & Notes	$254	$0	$(13)	$1	$0	$(13)	$0	$(229)	$0	$0
Luxembourg
Common Stocks	0	142	0	0	0	48	0	0	190	48
Corporate Bonds & Notes	0	81	0	0	0	29	0	0	110	29
Russia
Sovereign Issues	0	0	0	0	0	0	12	0	12	0
South Africa
Corporate Bonds & Notes	1,408	0	0	0	0	(139)	0	0	1,269	(139)
United States
Common Stocks	43	0	0	0	0	0	0	0	43	0
Loan Participations and Assignments	0	965	0	0	0	20	0	0	985	20

	$1,705	$1,188	$(13)	$1	$0	$(55)	$12	$(229)	$2,609	$(42)

Financial Derivative Instruments - Liabilities
Over the counter	$(1)	$0	$7	$0	$0	$(6)	$0	$0	$0	$0

Totals	$1,704	$1,188	$(6)	$1	$0	$(61)	$12	$(229)	$2,609	$(42)

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	29

Schedule of Investments	PIMCO Emerging Markets Bond Portfolio	(Cont.)	June 30, 2023	(Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2023	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)	Weighted Average

Investments in Securities, at Value
Luxembourg
Common Stocks	$190	Other Valuation Techniques(3)	—		—	—
Corporate Bonds & Notes	110	Other Valuation Techniques(3)	—		—	—
Russia
Sovereign Issues	12	Third Party Vendor	Expected Recovery		6.000	—
South Africa
Corporate Bonds & Notes	1,269	Discounted Cash Flow	Discount Rate		10.259	—
United States
Common Stocks	43	Comparable Multiple	EBITDA Multiple	X	6.600	—
Loan Participations and Assignments	985	Proxy Pricing	Base Price		98.000	—

Total	$2,609

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Portfolio.

30	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements	June 30, 2023	(Unaudited)

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Class M, Administrative Class and Advisor Class shares of the PIMCO Emerging Markets Bond Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Foreign Taxes  The Portfolio may be subject to foreign taxes on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of June 30, 2023, if any, are disclosed in the Statement of Assets and Liabilities.

(c) Foreign Currency Translation  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash)

SEMIANNUAL REPORT	|	JUNE 30, 2023	31

Notes to Financial Statements	(Cont.)

basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(d) Multi-Class Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders  Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain Portfolios, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates  In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR

32	PIMCO VARIABLE INSURANCE TRUST

June 30, 2023	(Unaudited)

announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. In December 2022, FASB issued ASU 2022-06, which includes amendments to extend the duration of the LIBOR transition relief to December 31, 2024, after which entities will no longer be permitted to apply the reference rate reform relief. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Portfolio’s investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Portfolio’s financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will change the disclosures provided to shareholders. The rule is effective as of January 24, 2023, but the SEC is providing an 18-month compliance period after the effective date other than for rule amendments addressing fee and expense information in advertisements that might be materially misleading. At this time, management is evaluating the implications of these changes on the financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business days after the trade date (T+1). The effective date was May 5, 2023, and the compliance date for the amendments is May 28, 2024. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and

SEMIANNUAL REPORT	|	JUNE 30, 2023	33

Notes to Financial Statements	(Cont.)

procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model

(effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a

34	PIMCO VARIABLE INSURANCE TRUST

June 30, 2023	(Unaudited)

liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer

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Notes to Financial Statements	(Cont.)

quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Market comparable valuation estimates fair value by applying a valuation multiple to a key performance metric of the company, which may include unobservable inputs such as earnings before interest, taxes, depreciation and amortization (“EBITDA”), PIMCO’s assumptions regarding comparable companies and non-public statements from the underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

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Securities that are smaller in size than institutional-sized or round lot positions of the particular security/instrument type may apply an adjustment factor to the daily vendor-provided price for the corresponding round lot position to arrive at a fair value for the applicable odd lot positions. The adjustment factor is determined by comparing the prices of internal trades with vendor prices, calculating the weighted average differences, and using that difference as an adjustment factor to vendor prices. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost,

so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended June 30, 2023 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$1,656	$60,196	$(60,500)	$(2)	$0	$1,350	$95	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Loans and Other Indebtedness, Loan Participations and Assignments  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Portfolio. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Portfolio may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolio may originate loans or acquire direct

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Notes to Financial Statements	(Cont.)

interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Payment In-Kind Securities  may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statement of Assets and Liabilities.

Perpetual Bonds  are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held

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by the Portfolio as of June 30, 2023, as applicable, are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that requires the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio

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Notes to Financial Statements	(Cont.)

may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Short Sales  Short sales are transactions in which the Portfolio sells a security that it may not own. The Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(d) Interfund Lending  In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2023, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

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(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument.

Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

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Notes to Financial Statements	(Cont.)

(d) Swap Agreements  are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement,

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undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Credit default swaps on credit indices may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain the Portfolio’s ability

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Notes to Financial Statements	(Cont.)

to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or ‘‘cap,’’ (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or ‘‘floor,’’ (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate Risk  is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower- yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, major litigation, investigations or other controversies, changes in financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other

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similar investment may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange- traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage- related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Real Estate Risk  is the risk that the Portfolio’s investments in Real Estate Investment Trusts (“REITs”) or real estate-linked derivative instruments will subject the Portfolio to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Portfolio’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject the Portfolio to liquidity and valuation risk.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Issuer Non-Diversification Risk  is the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Portfolios that are

“non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified.”

Leveraging Risk  is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk  is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

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Notes to Financial Statements	(Cont.)

LIBOR Transition Risk  is the risk related to the anticipated discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Portfolio rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on the Portfolio or on certain instruments in which the Portfolio invests, which can be difficult to ascertain. and could result in losses to the Portfolio.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruption Risk  The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets  Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk  An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk  As the use of technology has become more prevalent in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may

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suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Portfolio and select counterparties. Master

Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. Portability of exposure reduces risk to the Portfolio. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To

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Notes to Financial Statements	(Cont.)

the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Class M	Administrative Class	Advisor Class
0.45%	0.40%	0.40%	0.40%	0.40%

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for each of the Advisor Class and Class M shares of the Portfolio (the “Distribution and Servicing Plans”). The Distribution and Servicing Plans have been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plans permit the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class and Class M shares. The Distribution and Servicing Plans permit the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class or Class M shares, respectively. The Distribution and Servicing Plan for Class M shares also permits the Portfolio to compensate the Distributor for providing or procuring administrative, recordkeeping, and other investor services at an annual rate of up to 0.20% of its average daily net assets attributable to its Class M shares.

	Distribution Fee	Servicing Fee

Class M	0.25%	0.20%

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

48	PIMCO VARIABLE INSURANCE TRUST

June 30, 2023	(Unaudited)

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through May 1, 2024, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed as set forth above (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of June 30, 2023, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2023, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$12,804	$13,389	$39,340	$37,165

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	|	JUNE 30, 2023	49

Notes to Financial Statements	(Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2023 (Unaudited)		Year Ended 12/31/2022

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	142	$1,448	651	$7,012

Class M	0	2	4	36

Administrative Class	1,680	17,085	3,190	33,198

Advisor Class	308	3,124	434	4,636
Issued as reinvestment of distributions

Institutional Class	136	1,382	246	2,562

Class M	1	11	2	22

Administrative Class	286	2,901	518	5,391

Advisor Class	104	1,059	186	1,932
Cost of shares redeemed

Institutional Class	(275)	(2,803)	(730)	(7,802)

Class M	(3)	(26)	(8)	(81)

Administrative Class	(2,793)	(28,247)	(3,566)	(37,462)

Advisor Class	(380)	(3,858)	(680)	(7,300)

Net increase (decrease) resulting from Portfolio share transactions	(794)	$(7,922)	247	$2,144

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2023, three shareholders each owned 10% or more of the Portfolio’s total outstanding shares comprising 58% of the Portfolio. One of the shareholders is a related party of the Portfolio and comprises 27% of the Portfolio. Related parties may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2023, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, the Portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

50	PIMCO VARIABLE INSURANCE TRUST

June 30, 2023	(Unaudited)

As of its last fiscal year ended December 31, 2022, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$2,216	$8,233

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2023, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$240,788	$4,969	$(47,892)	$(42,923)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	|	JUNE 30, 2023	51

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.

BPG	BNP Paribas Securities Corp.	GST	Goldman Sachs International	NOM	Nomura Securities International, Inc.

BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	RBC	Royal Bank of Canada

BRC	Barclays Bank PLC	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London

BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris

CBK	Citibank N.A.	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.

CDI	Natixis Singapore	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC

DEU	Deutsche Bank Securities, Inc.	MYC	Morgan Stanley Capital Services LLC	TOR	The Toronto-Dominion Bank

DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford

FICC	Fixed Income Clearing Corporation

Currency Abbreviations:

BRL	Brazilian Real	GBP	British Pound	NGN	Nigerian Naira

CZK	Czech Koruna	ILS	Israeli Shekel	PEN	Peruvian New Sol

DOP	Dominican Peso	INR	Indian Rupee	PLN	Polish Zloty

EGP	Egyptian Pound	JPY	Japanese Yen	USD (or $)	United States Dollar

EUR	Euro	MXN	Mexican Peso	ZAR	South African Rand

Exchange Abbreviations:

CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:

CDX.EM	Credit Derivatives Index - Emerging Markets	SONIO	Sterling Overnight Interbank Average Rate	US0006M	ICE 6-Month USD LIBOR

EUR006M	6 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate

Other Abbreviations:

ABS	Asset-Backed Security	LIBOR	London Interbank Offered Rate	TBD	To-Be-Determined

BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD%	Interest rate to be determined when loan settles or at the time of funding

DAC	Designated Activity Company	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	PIK	Payment-in-Kind	WIBOR	Warsaw Interbank Offered Rate

JIBAR	Johannesburg Interbank Agreed Rate	PRIBOR	Prague Interbank Offered Rate

JSC	Joint Stock Company	TBA	To-Be-Announced

52	PIMCO VARIABLE INSURANCE TRUST

Liquidity Risk Management Program	(Unaudited)

In compliance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended (“1940 Act”), PIMCO Variable Insurance Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for each series of the Trust (each a “Portfolio” and collectively, the “Portfolios”) not regulated as a money market fund under 1940 Act Rule 2a-7, which is reasonably designed to assess and manage the Portfolios’ liquidity risk. The Trust’s Board of Trustees (the “Board”) previously approved the designation of the PIMCO Liquidity Risk Committee (the “Administrator”) as Program administrator. The PIMCO Liquidity Risk Committee consists of senior members from certain PIMCO business areas, such as Portfolio Risk Management, Americas Operations, Compliance, Account Management and Portfolio Management, and is advised by members of PIMCO Legal.

A Portfolio’s “liquidity risk” is the risk that the Portfolio could not meet requests to redeem shares issued by the Portfolio without significant dilution of the remaining investors’ interests in the Portfolio. In accordance with the Program, each Portfolio’s liquidity risk is assessed no less frequently than annually taking into consideration a variety of factors, including, as applicable, the Portfolio’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions. Each Portfolio portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. Each Portfolio has adopted a “Highly Liquid Investment Minimum” (or “HLIM”), which is a minimum amount of Portfolio net assets to be invested in highly liquid investments that are assets. As required under the Liquidity Rule, each Portfolio’s HLIM is periodically reviewed, no less frequently than annually, and the Portfolios have adopted policies and procedures for responding to a shortfall of a Portfolio’s highly liquid investments below its HLIM. The Liquidity Rule also limits the Portfolios’ investments in illiquid investments by prohibiting a Portfolio from acquiring any illiquid investment if, immediately after the acquisition, the Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. Certain non-public reporting is generally required if a Portfolio’s holdings of illiquid investments that are assets were to exceed 15% of Portfolio net assets.

At a meeting of the Board held on February 7-8, 2023, the Board received a report (the “Report”) from the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the 12-month period ended December 31, 2022. The Report reviewed the operation of the Program’s components during such period and stated that the Program is operating effectively to assess and manage each Portfolio’s liquidity risk and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Portfolio’s liquidity developments. This has remained true for the 12-month period ended June 30, 2023.

SEMIANNUAL REPORT	|	JUNE 30, 2023	53

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

1100 Main Street, Suite 400

Kansas City, MO 64105

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVIT04SAR_063023

PIMCO VARIABLE INSURANCE TRUST

Semiannual Report

June 30, 2023

PIMCO Global Bond Opportunities Portfolio (Unhedged)

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Market Insights

Dear Shareholder,

This semiannual report covers the six-month reporting period ended June 30, 2023 (the “reporting period”). On the subsequent pages, you will find details regarding investment results and a discussion of certain factors that affected performance during the reporting period.

Amid elevated inflation in many countries during the reporting period, the global economy faced challenges from higher interest rates, tighter credit conditions stemming from the turmoil in the banking sector (especially in the United States (“U.S.”)), and geopolitical concerns. While the U.S. economy showed signs of resilience, some European economies experienced slower growth over the reporting period.

Continued central bank efforts to combat inflation

While inflation remained elevated over the reporting period, many central banks raised interest rates to rein in rising prices. The U.S. Federal Reserve (the “Fed”) raised the federal funds rate at 10 consecutive meetings, beginning in March 2022 through May 2023. In June 2023, the Fed then paused from raising rates in order to “assess additional information and its implications for monetary policy.” Meanwhile, the Bank of England and European Central Bank raised interest rates for the 13th and eighth consecutive time, respectively, as of June 2023. In contrast, the Bank of Japan maintained its accommodative monetary policy stance.

Mixed financial market returns

The yield on the benchmark 10-year U.S. Treasury declined over the reporting period, while 10-year bond yields in most other developed market countries increased. The overall global credit bond market delivered positive total returns. Higher-rated global bonds underperformed lower-rated bonds. Global equities rallied, while commodity prices were volatile and produced mixed returns. The U.S. dollar weakened against the euro and the British pound, but appreciated against the Japanese yen.

Amid evolving conditions, we will continue to work diligently to navigate global markets and manage the assets that you have entrusted with us. We encourage you to speak with your financial advisor about your goals, and visit global.pimco.com for our latest insights.

Sincerely, Peter G. Strelow Chairman of the Board PIMCO Variable Insurance Trust

Total Returns of Certain Asset Classes for the Period Ended June 30, 2023

Asset Class (as measured by, currency)	Six-Month

U.S. large cap equities (S&P 500 Index, USD)	16.89%

Global equities (MSCI World Index, USD)	15.09%

European equities (MSCI Europe Index, EUR)	11.12%

Emerging market equities (MSCI Emerging Markets Index, EUR)	4.89%

Japanese equities (Nikkei 225 Index, JPY)	28.65%

Emerging market local bonds (JPMorgan Government Bond Index-Emerging Markets Global Diversified Index, USD Unhedged)	7.79%

Emerging market external debt (JPMorgan Emerging Markets Bond Index (EMBI) Global, USD Hedged)	3.81%

Below investment grade bonds (ICE BofAML Developed Markets High Yield Constrained Index, USD Hedged)	5.45%

Global investment grade credit bonds (Bloomberg Global Aggregate Credit Index, USD Hedged)	3.00%

Fixed-rate, local currency government debt of investment grade countries (Bloomberg Global Treasury Index, USD Hedged)	3.13%

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Statements concerning financial market trends are based on current market conditions, which will fluctuate. There is no guarantee that these investment strategies will work under all market conditions or are appropriate for all investors and each investor should evaluate their ability to invest for the long-term, especially during periods of downturn in the market. Outlook and strategies are subject to change without notice.

2	PIMCO VARIABLE INSURANCE TRUST

Important Information About the PIMCO Global Bond Opportunities Portfolio (Unhedged)

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Global Bond Opportunities Portfolio (Unhedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, continue to increase. In efforts to combat inflation, the U.S. Federal Reserve raised interest rates multiple times in 2022 and 2023. Thus, the Portfolio currently faces a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Allocation Breakdown and Schedule of Investments sections of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that have provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European, and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of the Portfolio and its shareholders.

The Portfolio may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain, and may

SEMIANNUAL REPORT	|	JUNE 30, 2023	3

Important Information About the PIMCO Global Bond Opportunities Portfolio (Unhedged)	(Cont.)

vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Portfolio or a reduction in the effectiveness of related Portfolio transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Portfolio that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Portfolio.

U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Portfolio and issuers in which it invests. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, continued volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Portfolio and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart reflects only Administrative Class performance. Performance may vary by share class based on each class’s expense ratios. The Portfolio measures its performance against at least one broad-based securities market index (“benchmark index”). The benchmark index does not take into account fees, expenses, or taxes. The Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. There is no assurance that the Portfolio, even if the Portfolio has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Portfolio’s total return in excess of that of the Portfolio’s benchmark between reporting periods or 2) the Portfolio’s total return in excess of the Portfolio’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Portfolio’s performance as compared to one or more previous reporting periods. Historical performance for the Portfolio or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

The following table discloses the inception dates of the Portfolio and its share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO Global Bond Opportunities Portfolio (Unhedged)	01/10/02	01/31/06	01/10/02	10/31/06	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor

4	PIMCO VARIABLE INSURANCE TRUST

any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request by calling PIMCO at (888) 87-PIMCO.

SEC rules allow shareholder reports to be delivered to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Investors may elect to receive all future reports in paper free of charge by contacting their insurance company. Any election to receive reports in paper will apply to all portfolio companies available under the investor’s contract at the insurance company.

In May 2022, the SEC proposed amendments to a current rule governing portfolio naming conventions. In general, the current rule requires portfolios with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The proposed amendments would expand the scope of the current rule in a number of ways that would result in an expansion of the types of portfolio names that would require the portfolio to adopt an 80% investment policy under the rule. Additionally, the proposed amendments would modify the circumstances under which a portfolio may deviate from its 80% investment policy and address the use and valuation of derivatives instruments for purposes of the rule. The proposal’s impact on the Portfolio will not be known unless and until any final rulemaking is adopted.

In May 2022, the SEC proposed a framework that would require certain registered portfolios (such as the Portfolio) to disclose their environmental, social, and governance (“ESG”) investing practices. Among other things, the proposed requirements would mandate that portfolios meeting three pre-defined classifications (i.e., integrated, ESG focused and/or impact funds) provide prospectus and shareholder report disclosure related to the ESG factors, criteria and processes used in managing the portfolio. The proposal’s impact on the Portfolio will not be known unless and until any final rulemaking is adopted.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will impact the disclosures provided to shareholders. The rule amendments are effective as of January 24, 2023, but the SEC is providing an 18-month compliance period following the effective date for such amendments other than those addressing fee and expense information in advertisements that might be materially misleading.

In November 2022, the SEC proposed rule amendments which, among other things, would require funds to adopt swing pricing in order to mitigate dilution of shareholders’ interests in a fund by requiring the adjustment of fund net asset value per share to pass on costs stemming from shareholder purchase or redemption activity. In addition the proposed rule would amend the liquidity rule framework. The proposal’s impact on the Portfolio will not be known unless and until any final rulemaking is adopted.

In November 2022, the SEC adopted amendments to Form N-PX under the Act to improve the utility to investors of proxy voting information reported by mutual funds, ETFs and certain other funds. The rule amendments will expand th scope of funds’ Form N-PX reporting obligations, subject managers to Form N-PX reporting obligations for “Say on Pay” votes, enhance Form N-PX disclosures, permit joint reporting by funds, managers and affiliated managers on Form N-PX; and require website availability of fund proxy voting records. The amendments will become effective on July 1, 2024. Funds and managers will be required to file their first reports covering the period from July 1, 2023 to June 30, 2024 on amended Form N-PX by August 31, 2024.

SEMIANNUAL REPORT	|	JUNE 30, 2023	5

PIMCO Global Bond Opportunities Portfolio (Unhedged)

Cumulative Returns Through June 30, 2023

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Geographic Breakdown as of June 30, 2023†§

United States	44.6%

Short-Term Instruments‡	19.5%

Japan	6.0%

Cayman Islands	5.0%

United Kingdom	4.1%

Luxembourg	3.7%

France	2.7%

Denmark	1.9%

Germany	1.9%

Ireland	1.8%

Supranational	1.5%

Australia	1.2%

Switzerland	1.1%

Other	5.0%
†	% of Investments, at value.

§	Geographic Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended June 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Inception≈
PIMCO Global Bond Opportunities Portfolio (Unhedged) Institutional Class	0.45%	0.52%	(0.20)%	0.71%	3.06%
PIMCO Global Bond Opportunities Portfolio (Unhedged) Administrative Class	0.38%	0.37%	(0.35)%	0.56%	4.09%
PIMCO Global Bond Opportunities Portfolio (Unhedged) Advisor Class	0.33%	0.27%	(0.45)%	0.46%	2.73%
Bloomberg Global Aggregate (USD Unhedged) Index±	1.43%	(1.32)%	(1.09)%	0.20%	3.32%♦

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

≈ For class inception dates please refer to the Important Information.

♦ Average annual total return since 12/31/2001.

± Bloomberg Global Aggregate (USD Unhedged) Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian Government securities, and USD investment grade 144A securities.

It is not possible to invest directly in an unmanaged index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the prices of individual positions (which may be sourced from different pricing vendors or other sources) used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via (888) 87-PIMCO.

The Portfolio’s total annual operating expense ratio, as stated in the Portfolio’s currently-effective prospectus (as of the date of this report), were 0.81% for Institutional Class shares, 0.96% for Administrative Class shares, and 1.06% for Advisor Class shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO Global Bond Opportunities Portfolio (Unhedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Securities may be denominated in major foreign currencies, baskets of foreign currencies (such as the euro), or the U.S. dollar. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current prospectus for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance (on a gross basis) during the reporting period:

»	Short exposure to duration in the U.S., particularly at the front-end of the curve during the first half of the reporting period, contributed to returns, as yields rose.

»	Long exposure to senior securitized assets, particularly AAA-rated collateralized loan obligations, contributed to returns, as spreads tightened.

»	Long exposure to senior issues within the financials sector contributed to returns, as spreads tightened.

»	Long exposure to the Japanese yen, particularly during the second half of the reporting period, detracted from returns, as the currency depreciated relative to the U.S. dollar.

»	Long exposure to the Chinese yuan, particularly during the second half of the reporting period, detracted from returns, as the currency depreciated relative to the U.S. dollar.

»	Short exposure to duration in China, particularly during the second half of the reporting period, detracted from returns, as yields fell.

6	PIMCO VARIABLE INSURANCE TRUST

Expense Example	PIMCO Global Bond Opportunities Portfolio (Unhedged)

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held from January 1, 2023 to June 30, 2023 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)	Expenses Paid During Period*	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$1,004.50	$4.27	$1,000.00	$1,020.53	$4.31	0.86%
Administrative Class	1,000.00	1,003.80	5.02	1,000.00	1,019.79	5.06	1.01
Advisor Class	1,000.00	1,003.30	5.51	1,000.00	1,019.29	5.56	1.11

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

SEMIANNUAL REPORT	|	JUNE 30, 2023	7

Financial Highlights	PIMCO Global Bond Opportunities Portfolio (Unhedged)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Tax Basis Return of Capital	Total
Institutional Class

01/01/2023 - 06/30/2023+	$9.45	$0.13	$(0.09)	$0.04	$(0.11)	$(0.10)	$0.00	$(0.21)

12/31/2022	10.94	0.21	(1.40)	(1.19)	(0.16)	(0.14)	0.00	(0.30)

12/31/2021	12.19	0.23	(0.69)	(0.46)	(0.61)	(0.18)	0.00	(0.79)

12/31/2020	11.35	0.21	0.93	1.14	(0.30)	0.00	0.00	(0.30)

12/31/2019	10.96	0.27	0.41	0.68	(0.29)	0.00	0.00	(0.29)

12/31/2018	12.29	0.27	(0.77)	(0.50)	(0.76)	(0.03)	(0.04)	(0.83)
Administrative Class

01/01/2023 - 06/30/2023+	9.45	0.13	(0.10)	0.03	(0.10)	(0.10)	0.00	(0.20)

12/31/2022	10.94	0.19	(1.39)	(1.20)	(0.15)	(0.14)	0.00	(0.29)

12/31/2021	12.19	0.21	(0.69)	(0.48)	(0.59)	(0.18)	0.00	(0.77)

12/31/2020	11.35	0.20	0.92	1.12	(0.28)	0.00	0.00	(0.28)

12/31/2019	10.96	0.26	0.40	0.66	(0.27)	0.00	0.00	(0.27)

12/31/2018	12.29	0.25	(0.77)	(0.52)	(0.74)	(0.03)	(0.04)	(0.81)
Advisor Class

01/01/2023 - 06/30/2023+	9.45	0.12	(0.09)	0.03	(0.10)	(0.10)	0.00	(0.20)

12/31/2022	10.94	0.18	(1.39)	(1.21)	(0.14)	(0.14)	0.00	(0.28)

12/31/2021	12.19	0.21	(0.70)	(0.49)	(0.58)	(0.18)	0.00	(0.76)

12/31/2020	11.35	0.19	0.92	1.11	(0.27)	0.00	0.00	(0.27)

12/31/2019	10.96	0.25	0.40	0.65	(0.26)	0.00	0.00	(0.26)

12/31/2018	12.29	0.24	(0.77)	(0.53)	(0.73)	(0.03)	(0.04)	(0.80)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio. Additionally, excludes initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.28	0.45%	$9,234	0.86	%*	0.86	%*	0.75	%*	0.75	%*	2.82	%*	344%

9.45	(10.87)	9,551	0.81		0.81		0.75		0.75		2.14		560

10.94	(4.01)	10,553	0.77		0.77		0.75		0.75		2.01		408

12.19	10.28	11,120	0.78		0.78		0.75		0.75		1.87		634

11.35	6.28	9,625	0.88		0.88		0.75		0.75		2.46		382

10.96	(4.05)	9,561	0.84		0.84		0.75		0.75		2.27		255

9.28	0.38	88,984	1.01	*	1.01	*	0.90	*	0.90	*	2.67	*	344

9.45	(11.00)	81,498	0.96		0.96		0.90		0.90		1.97		560

10.94	(4.16)	99,746	0.92		0.92		0.90		0.90		1.80		408

12.19	10.12	152,386	0.93		0.93		0.90		0.90		1.73		634

11.35	6.12	159,222	1.03		1.03		0.90		0.90		2.31		382

10.96	(4.19)	166,921	0.99		0.99		0.90		0.90		2.12		255

9.28	0.33	22,993	1.11	*	1.11	*	1.00	*	1.00	*	2.57	*	344

9.45	(11.09)	23,113	1.06		1.06		1.00		1.00		1.88		560

10.94	(4.25)	25,954	1.02		1.02		1.00		1.00		1.79		408

12.19	10.01	23,451	1.03		1.03		1.00		1.00		1.63		634

11.35	6.02	23,386	1.13		1.13		1.00		1.00		2.21		382

10.96	(4.29)	23,856	1.09		1.09		1.00		1.00		2.01		255

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	9

Statement of Assets and Liabilities	PIMCO Global Bond Opportunities Portfolio (Unhedged)	June 30, 2023	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$144,588
Investments in Affiliates	9,937
Financial Derivative Instruments
Exchange-traded or centrally cleared	592
Over the counter	2,499
Deposits with counterparty	4,474
Foreign currency, at value	988
Receivable for investments sold	3,254
Receivable for investments sold on a delayed-delivery basis	26
Receivable for TBA investments sold	80,309
Receivable for Portfolio shares sold	89
Interest and/or dividends receivable	574
Dividends receivable from Affiliates	49
Total Assets	247,379

Liabilities:

Borrowings & Other Financing Transactions
Payable for short sales	$13,983
Financial Derivative Instruments
Exchange-traded or centrally cleared	584
Over the counter	2,457
Payable for investments purchased	3,623
Payable for investments in Affiliates purchased	49
Payable for TBA investments purchased	104,299
Deposits from counterparty	1,062
Payable for Portfolio shares redeemed	14
Overdraft due to custodian	1
Accrued investment advisory fees	26
Accrued supervisory and administrative fees	53
Accrued distribution fees	5
Accrued servicing fees	12
Total Liabilities	126,168

Net Assets	$121,211

Net Assets Consist of:

Paid in capital	$138,562
Distributable earnings (accumulated loss)	(17,351)

Net Assets	$121,211

Net Assets:

Institutional Class	$9,234
Administrative Class	88,984
Advisor Class	22,993

Shares Issued and Outstanding:

Institutional Class	995
Administrative Class	9,591
Advisor Class	2,478

Net Asset Value Per Share Outstanding(a):

Institutional Class	$9.28
Administrative Class	9.28
Advisor Class	9.28

Cost of investments in securities	$155,542
Cost of investments in Affiliates	$10,061
Cost of foreign currency held	$997
Proceeds received on short sales	$14,039
Cost or premiums of financial derivative instruments, net	$(315)

* Includes repurchase agreements of:	$620

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Global Bond Opportunities Portfolio (Unhedged)

Six Months Ended June 30, 2023 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$1,898
Dividends from Investments in Affiliates	221
Miscellaneous income	84
Total Income	2,203

Expenses:

Investment advisory fees	150
Supervisory and administrative fees	299
Distribution and/or servicing fees - Administrative Class	65
Distribution and/or servicing fees - Advisor Class	29
Trustee fees	2
Interest expense	64
Total Expenses	609

Net Investment Income (Loss)	1,594

Net Realized Gain (Loss):

Investments in securities	(789)
Investments in Affiliates	4
Exchange-traded or centrally cleared financial derivative instruments	1,595
Over the counter financial derivative instruments	26
Short Sales	(6)
Foreign currency	93

Net Realized Gain (Loss)	923

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(248)
Investments in Affiliates	21
Exchange-traded or centrally cleared financial derivative instruments	(2,175)
Over the counter financial derivative instruments	231
Foreign currency assets and liabilities	(58)

Net Change in Unrealized Appreciation (Depreciation)	(2,229)

Net Increase (Decrease) in Net Assets Resulting from Operations	$288

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	11

Statements of Changes in Net Assets	PIMCO Global Bond Opportunities Portfolio (Unhedged)

(Amounts in thousands†)	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$1,594	$2,368
Net realized gain (loss)	923	(3,851)
Net change in unrealized appreciation (depreciation)	(2,229)	(13,487)

Net Increase (Decrease) in Net Assets Resulting from Operations	288	(14,970)

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(212)	(303)
Administrative Class	(1,915)	(2,568)
Advisor Class	(495)	(674)

Total Distributions(a)	(2,622)	(3,545)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	9,383	(3,576)

Total Increase (Decrease) in Net Assets	7,049	(22,091)

Net Assets:

Beginning of period	114,162	136,253
End of period	$121,211	$114,162

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Global Bond Opportunities Portfolio (Unhedged)	June 30, 2023	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 119.3%

ARGENTINA 0.0%

SOVEREIGN ISSUES 0.0%

Argentina Government International Bond
0.500% due 07/09/2030 þ		$68	$19
1.500% due 07/09/2035 þ		44	13

Provincia de Buenos Aires
88.734% due 04/12/2025	ARS	620	1

Total Argentina (Cost $58)			33

AUSTRALIA 1.5%

SOVEREIGN ISSUES 1.5%

Australia Government International Bond
0.500% due 09/21/2026	AUD	2,200	1,312
1.000% due 11/21/2031		300	157
1.750% due 06/21/2051		50	20
2.500% due 05/21/2030		400	243
4.500% due 04/21/2033		200	138

Total Australia (Cost $2,280)			1,870

CANADA 0.4%

CORPORATE BONDS & NOTES 0.3%

Air Canada Pass-Through Trust
3.300% due 07/15/2031		$77	68

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	300	295

			363

SOVEREIGN ISSUES 0.1%

Canada Government Real Return Bond
1.500% due 12/01/2044 (d)	CAD	135	102

Total Canada (Cost $520)			465

CAYMAN ISLANDS 6.4%

ASSET-BACKED SECURITIES 5.8%

Apidos CLO
6.190% due 07/17/2030 •		$247	245

Arbor Realty Commercial Real Estate Notes Ltd.
6.517% due 01/15/2037 •		300	295

Bain Capital Credit CLO Ltd.
6.220% due 07/20/2030 •		262	260

BDS Ltd.
6.507% due 12/16/2036 •		400	392

Birch Grove CLO Ltd.
6.682% due 06/15/2031 •		500	496

Carlyle Global Market Strategies CLO Ltd.
6.271% due 08/14/2030 •		228	226

Carlyle U.S. CLO Ltd.
6.250% due 04/20/2031 •		300	296

CIFC Funding Ltd.
6.223% due 10/24/2030 •		476	473

Gallatin CLO Ltd.
6.311% due 01/21/2028 •		78	78

Halseypoint CLO Ltd.
6.749% due 11/30/2032 •		300	298

KREF Ltd.
6.526% due 02/17/2039 •		300	294

LCM Ltd.
6.330% due 04/20/2031 •		500	490

Marble Point CLO Ltd.
6.300% due 10/15/2030 •		341	339

MF1 Ltd.
6.417% due 02/19/2037 •		300	293

MF1 Multifamily Housing Mortgage Loan Trust
6.111% due 07/15/2036 •		62	61

Sound Point CLO Ltd.
6.173% due 01/23/2029 •		179	179

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Starwood Commercial Mortgage Trust
6.358% due 04/18/2038 •		$500	$482

Starwood Mortgage Trust
6.417% due 11/15/2038 •		300	292

TPG Real Estate Finance Issuer Ltd.
6.717% due 02/15/2039 •		300	292

Venture CLO Ltd.
6.140% due 04/15/2027 •		49	48
6.311% due 09/07/2030 •		467	463
6.350% due 01/20/2029 •		343	341

Voya CLO Ltd.
6.210% due 04/17/2030 •		413	411

			7,044

CORPORATE BONDS & NOTES 0.4%

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		282	238

Sands China Ltd.
5.625% due 08/08/2025		200	195

			433

SOVEREIGN ISSUES 0.2%

KSA Sukuk Ltd.
5.268% due 10/25/2028		200	204

Total Cayman Islands (Cost $7,825)			7,681

DENMARK 2.4%

CORPORATE BONDS & NOTES 2.4%

Jyske Realkredit AS
1.000% due 10/01/2050	DKK	13,794	1,399

Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		124	12
1.500% due 10/01/2053		577	64

Nykredit Realkredit AS
1.000% due 10/01/2050		10,508	1,103
1.500% due 10/01/2053		959	106

Realkredit Danmark AS
1.000% due 10/01/2050		2,375	250
1.500% due 10/01/2053		288	32

Total Denmark (Cost $4,244)			2,966

FRANCE 3.4%

CORPORATE BONDS & NOTES 0.4%

BNP Paribas SA
2.871% due 04/19/2032 •		$200	164

Societe Generale SA
2.226% due 01/21/2026 •		200	186
2.797% due 01/19/2028 •		200	177

			527

SOVEREIGN ISSUES 3.0%

France Government International Bond
0.750% due 05/25/2052	EUR	1,600	952
2.000% due 05/25/2048		800	691

UNEDIC ASSEO
0.875% due 05/25/2028		2,000	1,957

			3,600

Total France (Cost $5,338)			4,127

GERMANY 2.4%

CORPORATE BONDS & NOTES 2.4%

Deutsche Bank AG
1.625% due 01/20/2027	EUR	200	194
1.750% due 11/19/2030 •		200	173
2.625% due 02/12/2026		300	310
3.035% due 05/28/2032 •(f)		$150	118

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.547% due 09/18/2031 •		$200	$166
3.729% due 01/14/2032 •(f)		200	151
3.961% due 11/26/2025 •		200	191
5.882% due 07/08/2031 •		200	175

Kreditanstalt fuer Wiederaufbau
0.000% due 12/15/2027 (c)	EUR	1,200	1,141

Landwirtschaftliche Rentenbank
5.375% due 04/23/2024	NZD	500	306

Total Germany (Cost $3,401)			2,925

HUNGARY 0.2%

SOVEREIGN ISSUES 0.2%

Hungary Government International Bond
6.250% due 09/22/2032		$200	205

Total Hungary (Cost $199)			205

IRELAND 2.3%

ASSET-BACKED SECURITIES 1.9%

Accunia European CLO DAC
4.127% due 07/15/2030 •	EUR	177	191

Armada Euro CLO DAC
3.897% due 07/15/2031 •		400	427

BlueMountain Fuji EUR CLO DAC
3.827% due 07/15/2030 •		163	175

CVC Cordatus Loan Fund DAC
3.827% due 10/15/2031 •		250	268

Harvest CLO DAC
1.040% due 07/15/2031		400	398

Jubilee CLO DAC
3.787% due 04/15/2030 •		250	267
3.827% due 04/15/2031 •		250	266

Man GLG Euro CLO DAC
4.216% due 12/15/2031 •		300	321

			2,313

CORPORATE BONDS & NOTES 0.2%

AerCap Ireland Capital DAC
1.650% due 10/29/2024		$200	188

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%

Shamrock Residential DAC
4.289% due 01/24/2061 •	EUR	248	268

Total Ireland (Cost $3,076)			2,769

ISRAEL 0.5%

SOVEREIGN ISSUES 0.5%

Israel Government International Bond
0.150% due 07/31/2023	ILS	2,100	564

Total Israel (Cost $600)			564

ITALY 0.9%

CORPORATE BONDS & NOTES 0.7%

Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	300	292
3.625% due 09/24/2024		100	106

UniCredit SpA
7.830% due 12/04/2023		$500	503

			901

SOVEREIGN ISSUES 0.2%

Cassa Depositi e Prestiti SpA
5.750% due 05/05/2026		200	198

Total Italy (Cost $1,179)			1,099

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	13

Schedule of Investments	PIMCO Global Bond Opportunities Portfolio (Unhedged)	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JAPAN 7.7%

CORPORATE BONDS & NOTES 0.3%

Sumitomo Mitsui Financial Group, Inc.
5.520% due 01/13/2028		$300	$301

SOVEREIGN ISSUES 7.4%

Development Bank of Japan, Inc.
2.125% due 09/01/2026	EUR	500	520

Japan Finance Organization for Municipalities
0.625% due 09/02/2025		$400	362
2.375% due 09/08/2027	EUR	2,300	2,387

Japan Government International Bond
0.005% due 03/01/2024	JPY	100,000	694
0.005% due 04/01/2024		110,000	763
0.005% due 05/01/2024		50,000	347
0.005% due 10/01/2024		230,000	1,597
0.100% due 03/10/2028 (d)		183,697	1,342
0.500% due 03/20/2049		100,000	587
0.700% due 06/20/2051		64,000	386

			8,985

Total Japan (Cost $10,424)			9,286

LUXEMBOURG 4.7%

CORPORATE BONDS & NOTES 0.2%

TMS Issuer SARL
5.780% due 08/23/2032		$200	206

SOVEREIGN ISSUES 4.5%

European Financial Stability Facility
1.250% due 05/24/2033	EUR	5,900	5,452

Total Luxembourg (Cost $5,704)			5,658

NETHERLANDS 0.6%

CORPORATE BONDS & NOTES 0.6%

ING Groep NV
6.533% (US0003M + 1.000%) due 10/02/2023 ~		$700	701

Total Netherlands (Cost $700)			701

NORWAY 0.2%

SOVEREIGN ISSUES 0.2%

Kommunalbanken AS
1.900% due 01/19/2027	AUD	300	182

Total Norway (Cost $218)			182

PERU 0.2%

SOVEREIGN ISSUES 0.2%

Peru Government International Bond
8.200% due 08/12/2026	PEN	800	234

Total Peru (Cost $264)			234

POLAND 0.3%

SOVEREIGN ISSUES 0.3%

Poland Government International Bond
3.875% due 02/14/2033	EUR	200	217
4.875% due 10/04/2033		$100	98
5.500% due 04/04/2053		100	101

Total Poland (Cost $412)			416

QATAR 0.1%

CORPORATE BONDS & NOTES 0.1%

QatarEnergy Trading LLC
2.250% due 07/12/2031		$200	168

Total Qatar (Cost $198)			168

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPUBLIC OF KOREA 0.2%

SOVEREIGN ISSUES 0.2%

Korea Government International Bond
3.250% due 06/10/2033	KRW	332,830	$244

Total Republic of Korea (Cost $246)			244

ROMANIA 0.7%

SOVEREIGN ISSUES 0.7%

Romania Government International Bond
1.750% due 07/13/2030	EUR	200	167
2.000% due 01/28/2032		100	80
2.000% due 04/14/2033		100	78
2.124% due 07/16/2031		100	83
2.750% due 04/14/2041		100	67
2.875% due 04/13/2042		100	67
5.000% due 09/27/2026		300	329

Total Romania (Cost $1,110)			871

SAUDI ARABIA 0.4%

SOVEREIGN ISSUES 0.4%

Saudi Government International Bond
4.750% due 01/18/2028		$300	298
4.875% due 07/18/2033		200	200

Total Saudi Arabia (Cost $497)			498

SERBIA 0.1%

SOVEREIGN ISSUES 0.1%

Serbia Government International Bond
1.000% due 09/23/2028	EUR	100	85
2.050% due 09/23/2036		100	67

Total Serbia (Cost $230)			152

SINGAPORE 0.1%

CORPORATE BONDS & NOTES 0.1%

Pfizer Investment Enterprises Pte. Ltd.
4.650% due 05/19/2030		$100	99

Total Singapore (Cost $100)			99

SOUTH KOREA 0.9%

SOVEREIGN ISSUES 0.9%

Korea Government International Bond
2.000% due 06/10/2031	KRW	1,401,200	942
4.250% due 12/10/2032		195,340	155

Total South Korea (Cost $1,122)			1,097

SPAIN 0.7%

CORPORATE BONDS & NOTES 0.2%

Banco Santander SA
1.849% due 03/25/2026		$200	179

SOVEREIGN ISSUES 0.5%

Autonomous Community of Catalonia
4.220% due 04/26/2035	EUR	100	109

Spain Government International Bond
3.450% due 07/30/2066		550	547

			656

Total Spain (Cost $1,287)			835

SUPRANATIONAL 1.9%

CORPORATE BONDS & NOTES 1.3%

European Investment Bank
0.500% due 07/21/2023	AUD	600	399

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.500% due 01/15/2027	EUR	1,200	$1,192

			1,591

SOVEREIGN ISSUES 0.6%

European Union
2.500% due 11/04/2027		700	743

Total Supranational (Cost $2,477)			2,334

SWITZERLAND 1.4%

CORPORATE BONDS & NOTES 1.4%

Credit Suisse AG
6.500% due 08/08/2023 (e)		$400	399

UBS Group AG
6.442% due 08/11/2028 •		300	301
6.537% due 08/12/2033 •		600	615
9.016% due 11/15/2033 •		300	360

Total Switzerland (Cost $1,591)			1,675

UNITED KINGDOM 5.2%

CORPORATE BONDS & NOTES 2.0%

Barclays PLC
6.467% (BBSW3M + 2.150%) due 06/26/2024 ~	AUD	500	336

HSBC Holdings PLC
2.848% due 06/04/2031 •		$200	166
3.973% due 05/22/2030 •		100	90
4.041% due 03/13/2028 •		200	188

Lloyds Bank Corporate Markets PLC
1.750% due 07/11/2024	GBP	200	242

NatWest Group PLC
4.892% due 05/18/2029 •		$400	381

Santander U.K. Group Holdings PLC
6.534% due 01/10/2029 •		300	302

Standard Chartered PLC
1.822% due 11/23/2025 •		300	281
2.608% due 01/12/2028 •		200	177
2.678% due 06/29/2032 •		300	235

			2,398

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.2%

Avon Finance PLC
5.809% due 09/20/2048 •	GBP	178	226

Eurohome UK Mortgages PLC
5.137% due 06/15/2044 •		210	256

Eurosail PLC
5.940% due 06/13/2045 •		186	234

Residential Mortgage Securities PLC
6.159% due 06/20/2070 •		178	227

Ripon Mortgages PLC
5.491% due 08/28/2056 •		765	968

Stratton Mortgage Funding PLC
5.279% due 07/20/2060		456	579

Towd Point Mortgage Funding
5.523% due 10/20/2051		209	265
5.841% due 07/20/2045 •		705	896

Trinity Square PLC
5.316% due 07/15/2059 •		191	242

			3,893

Total United Kingdom (Cost $6,736)			6,291

UNITED STATES 56.8%

ASSET-BACKED SECURITIES 5.2%

ACE Securities Corp. Home Equity Loan Trust
6.050% due 08/25/2035 •		$442	424

Citigroup Mortgage Loan Trust
6.140% due 07/25/2035 •		500	460

Conseco Finance Securitizations Corp.
7.490% due 07/01/2031 þ		389	388

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Asset-Backed Certificates Trust
5.370% due 06/25/2047 •		$616	$585
5.550% due 08/25/2034 •		68	63
5.890% due 08/25/2047 •		54	52

Credit-Based Asset Servicing & Securitization Trust
5.270% due 11/25/2036 •		13	6

Fortress Credit Investments Ltd.
6.917% due 02/23/2039 •		300	290

GSAMP Trust
5.650% due 05/25/2046 •		475	446

Home Equity Mortgage Trust
6.000% due 01/25/2037 ^þ		149	136

Morgan Stanley ABS Capital, Inc. Trust
5.260% due 03/25/2037 •		785	347
5.650% due 08/25/2036 •		1,792	933

NovaStar Mortgage Funding Trust
5.690% due 05/25/2036 •		500	468

Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ		454	158

Securitized Asset-Backed Receivables LLC Trust
5.250% due 12/25/2036 «•		5	3

SMB Private Education Loan Trust
1.290% due 07/15/2053		173	154
6.293% due 07/15/2053 •		43	43
6.517% due 02/16/2055 •		243	241

Soundview Home Loan Trust
5.650% due 11/25/2036 •		471	437

Structured Asset Securities Corp. Mortgage Loan Trust
6.670% due 04/25/2035 •		2	2

Terwin Mortgage Trust
6.090% due 11/25/2033 •		8	7

Texas Natural Gas Securitization Finance Corp.
5.102% due 04/01/2035		100	100

Toyota Auto Loan Extended Note Trust
2.560% due 11/25/2031		500	486

Washington Mutual Asset-Backed Certificates Trust
3.911% due 10/25/2036 •		30	11

			6,240

CORPORATE BONDS & NOTES 3.1%

Bayer U.S. Finance LLC
4.250% due 12/15/2025		200	193
6.562% (US0003M + 1.010%) due 12/15/2023 ~		300	300

British Airways Pass-Through Trust
3.350% due 12/15/2030		67	59

Charter Communications Operating LLC
6.384% due 10/23/2035		600	585

Citigroup, Inc.
3.290% due 03/17/2026 •(f)		200	191

Corebridge Financial, Inc.
3.500% due 04/04/2025		100	95

Ford Motor Credit Co. LLC
2.300% due 02/10/2025		200	187
2.748% due 06/14/2024	GBP	100	121
4.174% due 12/01/2024 •	EUR	100	108

GA Global Funding Trust
2.250% due 01/06/2027		$150	133

GLP Capital LP
5.300% due 01/15/2029		200	191

Goldman Sachs Group, Inc.
5.749% (SOFRRATE + 0.700%) due 01/24/2025 ~		500	499

Hyatt Hotels Corp.
1.300% due 10/01/2023		100	99

JPMorgan Chase & Co.
4.080% due 04/26/2026 •		400	389

Organon & Co.
4.125% due 04/30/2028		200	178

Pacific Gas & Electric Co.
3.500% due 06/15/2025		100	95
4.000% due 12/01/2046		100	67

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Principal Life Global Funding
1.375% due 01/10/2025	$100	$93

Southern California Edison Co.
5.922% (SOFRRATE + 0.830%) due 04/01/2024 ~	100	100

Wells Fargo & Co.
3.908% due 04/25/2026 •	100	97

		3,780

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

CenturyLink, Inc.
7.467% due 03/15/2027	223	173

MUNICIPAL BONDS & NOTES 0.1%

Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Bonds, Series 2022
4.145% due 02/01/2033	100	97

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.3%

Adjustable Rate Mortgage Trust
4.395% due 09/25/2035 ^~	3	2

American Home Mortgage Assets Trust
5.340% due 05/25/2046 ^•	102	86
5.360% due 10/25/2046 •	236	130

Banc of America Funding Trust
3.896% due 10/20/2046 ^~	42	36
4.449% due 02/20/2036 ~	33	31
5.500% due 01/25/2036 «	35	33

Bayview Opportunity Master Fund Trust
3.000% due 11/25/2051 ~	258	218

BCAP LLC Trust
5.250% due 04/26/2037	310	180
5.490% due 01/25/2037 ^•	99	92

Bear Stearns Adjustable Rate Mortgage Trust
3.887% due 05/25/2047 ^~	67	60
4.033% due 11/25/2034 «~	1	1
4.096% due 05/25/2034 «~	3	2
4.342% due 08/25/2033 «~	2	2
4.403% due 10/25/2033 «~	1	1
4.996% due 05/25/2034 «~	6	5

Bear Stearns ALT-A Trust
3.990% due 11/25/2035 ^~	45	35
4.116% due 08/25/2036 ^~	98	51
4.202% due 09/25/2035 ^~	52	32

Bear Stearns Structured Products, Inc. Trust
3.484% due 12/26/2046 ^~	38	29

BX Commercial Mortgage Trust
5.923% due 10/15/2036 •	298	289

Chase Mortgage Finance Trust
4.529% due 07/25/2037 ~	11	8

Chevy Chase Funding LLC Mortgage-Backed Certificates
5.330% due 07/25/2036 •	207	187

Citigroup Mortgage Loan Trust
2.500% due 05/25/2051 ~	930	753
6.780% due 09/25/2035 •	3	3
7.110% due 10/25/2035 ^•	107	104

Countrywide Alternative Loan Trust
3.830% due 11/25/2035 ^~	91	78
5.250% due 06/25/2035 ^	7	6
5.352% due 12/20/2046 ^•	165	138
5.367% due 07/20/2046 ^•	100	81
5.476% due 11/25/2035 •	11	10
5.500% due 05/25/2037 ^•	33	11
5.577% due 03/20/2046 •	51	42
5.710% due 02/25/2037 •	62	51
6.000% due 04/25/2037 ^	38	18
6.016% due 11/25/2035 •	11	10
6.250% due 08/25/2037 ^	18	9
6.500% due 06/25/2036 ^	90	46

Countrywide Home Loan Mortgage Pass-Through Trust
3.250% due 05/25/2047 ~	51	43

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.810% due 11/25/2034 ~	$5	$4
5.500% due 10/25/2035 «	35	20
5.610% due 05/25/2035 •	28	24
5.690% due 04/25/2046 •	900	262
5.730% due 04/25/2035 «•	4	3
5.750% due 03/25/2035 •	278	190
5.770% due 02/25/2035 •	212	188
5.790% due 03/25/2035 •	26	23
5.810% due 02/25/2035 •	3	3
5.910% due 09/25/2034 «•	2	2
6.537% due 02/20/2036 ^•	138	127

Credit Suisse Mortgage Capital Trust
2.500% due 07/25/2056 ~	82	67
6.500% due 07/26/2036 ^	103	26

Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
6.386% due 10/25/2036 ^þ	91	73

GCAT Trust
3.000% due 04/25/2052 ~	371	313

GreenPoint Mortgage Funding Trust
5.690% due 11/25/2045 •	3	3

GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	86	69
2.500% due 01/25/2052 ~	352	284
2.500% due 02/25/2052 ~	170	137

GSR Mortgage Loan Trust
4.070% due 09/25/2035 ~	29	27
4.234% due 06/25/2034 ~	1	1
6.780% due 03/25/2033 «•	1	1

HarborView Mortgage Loan Trust
4.826% due 12/19/2036 ^•	58	50

IndyMac INDX Mortgage Loan Trust
3.499% due 09/25/2035 ^~	80	67

JP Morgan Mortgage Trust
3.000% due 01/25/2052 ~	594	501
3.000% due 03/25/2052 ~	540	456
3.000% due 04/25/2052 ~	578	488
3.000% due 05/25/2052 ~	864	729
3.854% due 11/25/2033 «~	2	2
3.881% due 01/25/2037 ^~	61	49
4.086% due 02/25/2035 «~	1	1

Luminent Mortgage Trust
5.870% due 04/25/2036 •	182	154

Manhattan West Mortgage Trust
2.130% due 09/10/2039	400	342

MASTR Adjustable Rate Mortgages Trust
3.883% due 05/25/2034 ~	183	171

MASTR Alternative Loan Trust
5.550% due 03/25/2036 ^•	44	4

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.633% due 12/15/2030 •	1	1

Merrill Lynch Mortgage Investors Trust
3.612% due 02/25/2036 «~	4	4
4.386% due 02/25/2033 ~	3	3
5.570% due 02/25/2036 •	25	24

Merrill Lynch Mortgage-Backed Securities Trust
3.673% due 04/25/2037 ^~	4	3

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	280	259
2.750% due 11/25/2059 ~	241	222

Nomura Asset Acceptance Corp. Alternative Loan Trust
3.834% due 10/25/2035 ~	6	3

NYO Commercial Mortgage Trust
6.356% due 11/15/2038 •	400	364

OBX Trust
2.500% due 10/25/2051 ~	348	281
5.800% due 06/25/2057 •	85	80

One New York Plaza Trust
6.143% due 01/15/2036 •	500	475

PMT Loan Trust
2.500% due 07/25/2051 ~	343	277

Residential Accredit Loans, Inc. Trust
5.570% due 04/25/2046 •	117	34
6.000% due 12/25/2036 ^	135	108

Residential Funding Mortgage Securities, Inc. Trust
5.500% due 11/25/2035 ^«	28	22

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	15

Schedule of Investments	PIMCO Global Bond Opportunities Portfolio (Unhedged)	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Adjustable Rate Mortgage Loan Trust
5.282% due 02/25/2034 ~	$2	$2
5.701% due 04/25/2034 «~	2	2

Structured Asset Mortgage Investments Trust
5.370% due 09/25/2047 •	150	125
5.530% due 07/25/2046 ^•	178	129
5.570% due 05/25/2036 •	30	20
5.590% due 05/25/2036 •	171	137
5.646% due 07/19/2035 •	36	34
5.710% due 02/25/2036 ^•	143	120
5.726% due 07/19/2034 «•	1	1
5.846% due 03/19/2034 •	1	1

Structured Asset Securities Corp.
5.430% due 01/25/2036 •	69	55

SunTrust Alternative Loan Trust
5.750% due 12/25/2035 ^•	165	137

Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	241	209
2.710% due 01/25/2060 ~	193	178
2.900% due 10/25/2059 ~	808	743

UWM Mortgage Trust
2.500% due 11/25/2051 ~	445	359

WaMu Mortgage Pass-Through Certificates Trust
3.168% due 01/25/2037 ^~	10	9
3.528% due 12/25/2036 ^~	2	2
3.626% due 09/25/2036 ~	32	28
3.768% due 12/25/2036 ^~	14	12
3.824% due 06/25/2037 ^~	26	23
4.195% due 02/25/2033 «~	21	20
4.280% due 03/25/2034 ~	6	6
4.676% due 02/25/2047 ^•	139	119
4.830% due 06/25/2033 «~	2	2
5.024% due 07/25/2046 •	88	74
5.376% due 08/25/2042 •	1	1
5.690% due 12/25/2045 •	12	11
5.770% due 01/25/2045 •	1	1
5.790% due 01/25/2045 •	2	2

Washington Mutual Mortgage Pass-Through Certificates Trust
4.916% due 07/25/2046 ^•	31	19

		12,515

U.S. GOVERNMENT AGENCIES 32.7%

Fannie Mae
3.000% due 03/01/2060	182	161
3.500% due 01/01/2059	320	292
3.621% due 12/01/2034 •	1	1
4.415% due 11/01/2034 •	7	7
5.258% due 03/25/2034 •	1	1

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.550% due 06/25/2036 •	$6	$6
6.000% due 07/25/2044	8	8

Fannie Mae, TBA
5.500% due 09/01/2053	9,200	9,155
6.000% due 08/01/2053	2,900	2,925
6.500% due 07/01/2053	4,400	4,493

Freddie Mac
0.000% due 01/15/2038 ~(a)	94	4
3.000% due 03/01/2045	165	150
4.348% due 01/15/2038 •	94	91
4.929% due 04/01/2037 •	9	9
5.176% due 10/25/2044 •	13	12
5.290% due 09/25/2031 •	6	6
6.000% due 04/15/2036	90	93

Ginnie Mae
3.000% due 07/20/2046	5	5
6.000% due 09/20/2038	2	2

Uniform Mortgage-Backed Security
2.500% due 02/01/2051	233	199
3.000% due 08/01/2042 - 10/01/2049	343	306
3.500% due 10/01/2034 - 07/01/2050	367	341
4.000% due 06/01/2050	126	119

Uniform Mortgage-Backed Security, TBA
4.000% due 08/01/2053	7,400	6,951
4.500% due 08/01/2053	6,300	6,060
5.000% due 09/01/2053	6,900	6,766
6.000% due 07/01/2053	1,500	1,513

		39,676

U.S. TREASURY OBLIGATIONS 5.3%

U.S. Treasury Bonds
1.625% due 11/15/2050 (k)	200	124
1.875% due 02/15/2041 (k)	300	218

U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2025	940	894
0.125% due 07/15/2031 (k)	340	301
0.125% due 01/15/2032	109	97
0.250% due 01/15/2025 (k)	1,025	983
0.500% due 01/15/2028 (i)(k)	492	460
0.625% due 07/15/2032	104	96
1.125% due 01/15/2033	815	781
1.750% due 01/15/2028 (i)	2,027	2,005
3.875% due 04/15/2029 (k)	295	326

U.S. Treasury Notes
3.500% due 02/15/2033	100	97

		6,382

Total United States (Cost $72,181)		68,863

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 16.7%

COMMERCIAL PAPER 0.2%

Conagra Brands, Inc.
5.750% due 07/05/2023		$300	$300

REPURCHASE AGREEMENTS (h) 0.5%
			620

ARGENTINA TREASURY BILLS 0.0%
(24.751)% due 10/18/2023 - 11/23/2023 (b)(c)	ARS	9,782	22

JAPAN TREASURY BILLS 16.0%
(0.181)% due 07/18/2023 - 10/02/2023 (b)(c)	JPY	2,790,000	19,338

Total Short-Term Instruments (Cost $21,325)			20,280

Total Investments in Securities (Cost $155,542)			144,588

		SHARES
INVESTMENTS IN AFFILIATES 8.2%

SHORT-TERM INSTRUMENTS 8.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.2%

PIMCO Short Asset Portfolio		408,155	3,933

PIMCO Short-Term Floating NAV Portfolio III		617,546	6,004

Total Short-Term Instruments (Cost $10,061)			9,937

Total Investments in Affiliates (Cost $10,061)			9,937

Total Investments 127.5% (Cost $165,603)			$154,525

Financial Derivative Instruments (i)(k) 0.0% (Cost or Premiums, net $(315))			50

Other Assets and Liabilities, net (27.5)%			(33,364)

Net Assets 100.0%			$121,211

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Contingent convertible security.

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

(f)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup, Inc.	3.290%	03/17/2026	03/10/2022	$200	$191	0.16%
Deutsche Bank AG	3.035	05/28/2032	05/28/2021	150	118	0.10
Deutsche Bank AG	3.729	01/14/2032	01/21/2021	200	151	0.12

				$550	$460	0.38%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.400%	06/30/2023	07/03/2023	$620	U.S. Treasury Notes 4.625% due 06/30/2025	$(632)	$620	$620

Total Repurchase Agreements						$(632)	$620	$620

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
United States (11.5)%
U.S. Government Agencies (11.5)%
Fannie Mae, TBA	2.000%	07/01/2038	$2,000	$(1,774)	$(1,772)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2053	14,300	(11,732)	(11,682)
Uniform Mortgage-Backed Security, TBA	3.000	08/01/2053	600	(533)	(529)

Total Short Sales (11.5)%				$(14,039)	$(13,983)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$620	$0	$0	$620	$(632)	$(12)

Total Borrowings and Other Financing Transactions	$620	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(100) at a weighted average interest rate of 4.496%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August 2023 Futures	$111.500	07/21/2023	1	$1	$0	$0
Call - CBOT U.S. Treasury 10-Year Note August 2023 Futures	115.500	07/21/2023	1	1	0	0
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.500	12/15/2023	2	5	(2)	(10)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	2	5	(2)	0

Total Written Options					$(4)	$(10)

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	17

Schedule of Investments	PIMCO Global Bond Opportunities Portfolio (Unhedged)	(Cont.)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract March Futures	06/2024	75	$17,791	$(3)	$5	$0
Canada Government 10-Year Bond September Futures	09/2023	13	1,202	(18)	9	0
U.S. Treasury 10-Year Note September Futures	09/2023	3	337	(6)	0	0

				$(27)	$14	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract June Futures	09/2024	24	$(5,714)	$9	$0	$0
3-Month SOFR Active Contract September Futures	12/2024	51	(12,195)	0	3	0
Australia Government 3-Year Bond September Futures	09/2023	11	(774)	5	4	0
Australia Government 10-Year Bond September Futures	09/2023	20	(1,548)	8	19	0
Euro-Bobl September Futures	09/2023	59	(7,450)	97	32	0
Euro-BTP Italy Government Bond September Futures	09/2023	157	(17,928)	167	43	0
Euro-BTP September Futures	09/2023	26	(3,294)	(27)	26	(1)
Euro-Buxl 30-Year Bond September Futures	09/2023	2	(305)	(4)	4	(2)
Euro-Oat September Futures	09/2023	85	(11,909)	66	91	(6)
Euro-Schatz September Futures	09/2023	201	(22,997)	47	38	0
Japan Government 10-Year Bond September Futures	09/2023	4	(4,118)	(14)	3	(2)
U.S. Treasury 2-Year Note September Futures	09/2023	5	(1,017)	15	0	0
U.S. Treasury 5-Year Note September Futures	09/2023	69	(7,389)	143	0	0
U.S. Treasury Ultra 10-Year Note September Futures	09/2023	12	(1,421)	15	0	(4)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2023	2	(272)	(2)	0	(2)
United Kingdom Long Gilt September Futures	09/2023	33	(3,994)	37	28	0

				$562	$291	$(17)

Total Futures Contracts				$535	$305	$(17)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.IG-40 10-Year Index	(1.000)%	Quarterly	06/20/2033	$ 21,000	$282	$(216)	$66	$0	$(70)
iTraxx Europe Main 39 10-Year Index	(1.000)	Quarterly	06/20/2033	EUR 1,600	38	(23)	15	0	(4)

					$320	$(239)	$81	$0	$(74)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.IG-39 10-Year Index	1.000%	Quarterly	12/20/2032	$300	$(4)	$3	$(1)	$1	$0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	13,000	145	54	199	17	0

					$141	$57	$198	$18	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	1.250%	Annual	10/28/2023	GBP	5,200	$(7)	$(202)	$(209)	$0	$(2)
Pay(5)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/20/2025		600	(5)	(22)	(27)	0	(2)
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/20/2028		400	(2)	(25)	(27)	0	(3)
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/20/2033		10,400	(570)	(270)	(840)	13	(64)
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.250	Annual	09/20/2053		600	(18)	(54)	(72)	0	(6)
Pay	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	03/15/2028	INR	27,660	0	3	3	0	(1)
Receive	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	03/16/2032		17,600	18	(16)	2	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	03/16/2024	JPY	380,000	0	(1)	(1)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2026		240,000	(2)	11	9	1	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2028		590,000	(72)	10	(62)	0	(2)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.050%	Annual	12/15/2031	JPY	130,000	$36	$(3)	$33	$1	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.789	Annual	01/23/2033		727,000	(117)	(7)	(124)	5	0
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	0.850	Annual	09/20/2033		20,000	(3)	0	(3)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		480,000	262	(5)	257	9	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		10,000	10	0	10	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		40,000	(15)	(2)	(17)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	07/15/2023		$5,100	0	70	70	2	0
Pay	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	08/25/2023		3,150	0	(45)	(45)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	08/31/2023		3,900	0	(55)	(55)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.320	Annual	12/21/2023		10,461	209	186	395	3	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.789	Quarterly	03/07/2024		1,400	0	6	6	0	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.789	Quarterly	03/07/2024		1,400	4	(11)	(7)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.209	Annual	03/31/2024		3,800	0	117	117	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.850	Annual	04/21/2024		9,400	104	221	325	0	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Annual	06/15/2024		1,900	(33)	(58)	(91)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.968	Annual	06/30/2024		2,500	0	(58)	(58)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.298	Semi-Annual	08/25/2024		3,150	129	24	153	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.249	Semi-Annual	08/31/2024		3,900	163	27	190	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.433	Quarterly	09/06/2024		4,400	0	45	45	0	(2)
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.433	Quarterly	09/06/2024		4,400	(1)	(50)	(51)	2	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.427	Quarterly	09/27/2024		1,100	0	11	11	0	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.427	Quarterly	09/27/2024		1,100	0	(13)	(13)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.409	Quarterly	10/04/2024		3,300	0	43	43	0	(1)
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.409	Quarterly	10/04/2024		3,300	(1)	(40)	(41)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.159	Annual	03/31/2025		6,100	(17)	101	84	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.150	Annual	05/13/2025		12,900	18	130	148	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.200	Annual	05/13/2025		800	0	9	9	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		8,200	34	131	165	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		4,143	(14)	22	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		4,600	1	232	233	0	0
Pay	1-Day USD-SOFR Compounded-OIS	0.400	Semi-Annual	01/15/2028		5,100	(35)	(819)	(854)	0	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028		1,000	(36)	(117)	(153)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		900	(15)	(12)	(27)	0	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.752	Annual	10/03/2028		1,400	0	(2)	(2)	1	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.850	Annual	10/03/2028		1,400	0	4	4	1	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.810	Annual	10/05/2028		1,300	0	1	1	2	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028		2,400	18	(302)	(284)	2	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		1,006	(12)	9	(3)	0	(1)
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/20/2029		600	(1)	(71)	(72)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.730	Annual	04/30/2029		930	0	56	56	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.819	Annual	04/30/2029		700	0	39	39	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		200	9	21	30	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029		1,200	82	49	131	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030		400	(1)	(4)	(5)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.488	Annual	08/15/2031		800	0	(138)	(138)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.695	Annual	11/15/2031		5,500	(9)	(848)	(857)	9	0
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	11/15/2032		9,160	(48)	(340)	(388)	20	0
Pay	1-Day USD-SOFR Compounded-OIS	3.420	Annual	05/24/2033		100	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		7,020	(199)	(130)	(329)	18	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		3,550	13	4	17	10	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.445	Annual	10/03/2038		1,100	0	0	0	0	(5)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.533	Annual	10/03/2038		1,100	0	(11)	(11)	0	(5)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.490	Annual	10/05/2038		1,000	0	(5)	(5)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Annual	06/15/2052		700	(26)	(195)	(221)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		100	30	(3)	27	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		700	(23)	(35)	(58)	7	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.165	Annual	10/03/2053		300	0	1	1	3	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.240	Annual	10/03/2053		300	0	5	5	3	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.203	Annual	10/05/2053		400	0	4	4	4	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		300	(6)	(1)	(7)	0	(3)
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025	CAD	1,100	(43)	(14)	(57)	1	0
Receive	3-Month CAD-Bank Bill	3.250	Semi-Annual	03/15/2028		2,290	(7)	82	75	0	(7)
Pay	3-Month CAD-Bank Bill	1.713	Semi-Annual	10/02/2029		1,200	(80)	(38)	(118)	5	0
Pay	3-Month CAD-Bank Bill	1.250	Semi-Annual	06/16/2031		600	(31)	(50)	(81)	2	0
Receive	3-Month CNY-CNREPOFIX	2.500	Quarterly	06/15/2027	CNY	10,900	10	(21)	(11)	0	(2)
Receive	3-Month CNY-CNREPOFIX	2.500	Quarterly	09/21/2027		10,900	13	(23)	(10)	0	(3)
Receive	3-Month CNY-CNREPOFIX	2.250	Quarterly	12/21/2027		7,400	22	(17)	5	0	(2)
Receive	3-Month CNY-CNREPOFIX	2.500	Quarterly	12/21/2027		61,000	82	(131)	(49)	0	(15)
Receive	3-Month CNY-CNREPOFIX	3.000	Quarterly	03/15/2028		3,600	(1)	(13)	(14)	0	(1)
Receive	3-Month CNY-CNREPOFIX	2.750	Quarterly	06/21/2028		6,800	1	(16)	(15)	0	(2)
Pay	3-Month KRW-KORIBOR	3.250	Quarterly	03/15/2028	KRW	6,604,198	33	(92)	(59)	0	(13)

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	19

Schedule of Investments	PIMCO Global Bond Opportunities Portfolio (Unhedged)	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	3-Month KRW-KORIBOR	3.250%	Quarterly	03/15/2033	KRW	73,744	$0	$(1)	$(1)	$0	$0
Receive(5)	3-Month KRW-KORIBOR	3.250	Quarterly	09/20/2033		939,630	8	2	10	3	0
Pay	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024	NZD	11,800	(32)	(96)	(128)	0	(5)
Pay(5)	3-Month NZD-BBR	4.750	Semi-Annual	03/20/2025		16,400	(7)	(54)	(61)	0	(14)
Pay(5)	3-Month NZD-BBR	5.000	Semi-Annual	03/20/2025		4,300	(3)	(7)	(10)	0	(4)
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027		1,000	0	(25)	(25)	0	(2)
Receive	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	03/15/2028	THB	64,840	(5)	21	16	1	0
Receive	3-Month USD-LIBOR	4.409	Quarterly	07/04/2023		$3,300	0	7	7	0	0
Pay	3-Month USD-LIBOR	4.409	Quarterly	07/04/2023		3,300	0	(7)	(7)	0	0
Pay	3-Month USD-LIBOR	4.433	Quarterly	07/06/2023		4,400	0	(3)	(3)	0	0
Pay	3-Month USD-LIBOR	4.789	Quarterly	07/07/2023		1,400	0	(1)	(1)	0	0
Pay	3-Month USD-LIBOR	0.000	Quarterly	07/15/2023		5,100	0	(70)	(70)	0	(2)
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	07/20/2023		600	0	(3)	(3)	0	0
Pay	3-Month USD-LIBOR	4.427	Quarterly	07/27/2023		1,100	0	(1)	(1)	0	0
Receive	3-Month USD-LIBOR	0.000	Quarterly	08/25/2023		3,150	0	45	45	1	0
Receive	3-Month USD-LIBOR	0.000	Quarterly	08/31/2023		3,900	0	56	56	2	0
Receive	3-Month USD-LIBOR	4.433	Quarterly	09/06/2023		4,400	0	13	13	0	0
Receive	3-Month USD-LIBOR	4.789	Quarterly	09/07/2023		1,400	0	3	3	0	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	09/15/2023		2,400	0	(26)	(26)	0	(1)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	09/16/2023		1,000	0	(13)	(13)	0	0
Receive	3-Month USD-LIBOR	4.427	Quarterly	09/27/2023		1,100	0	3	3	0	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	1,000	(3)	(60)	(63)	0	(4)
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	06/16/2031		2,800	36	(370)	(334)	0	(16)
Pay(5)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/15/2032		300	0	(2)	(2)	0	(1)
Pay(5)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/15/2032		20,200	(184)	198	14	0	(64)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2033		2,000	30	(45)	(15)	0	(14)
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	06/21/2033		1,000	4	(27)	(23)	0	(7)
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/05/2024	EUR	1,100	(2)	(17)	(19)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/06/2024		600	(1)	(10)	(11)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/13/2024		1,600	(4)	(25)	(29)	0	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	04/26/2024		300	(1)	(4)	(5)	0	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	04/28/2024		400	(1)	(6)	(7)	0	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	05/03/2024		300	(1)	(4)	(5)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	05/16/2024		500	(1)	(8)	(9)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	05/17/2024		100	0	(2)	(2)	0	0
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024		100	0	(5)	(5)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	11/23/2024		13,200	(430)	(248)	(678)	0	(13)
Pay(5)	6-Month EUR-EURIBOR	3.500	Annual	09/20/2025		2,500	(18)	1	(17)	0	(6)
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027		5,170	36	(36)	0	0	(12)
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2028		9,700	(50)	(49)	(99)	0	(45)
Pay(5)	6-Month EUR-EURIBOR	2.550	Annual	06/28/2032		1,500	(41)	32	(9)	0	(3)
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	03/15/2033		2,290	(25)	(5)	(30)	4	0
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033		15,100	(56)	81	25	0	(96)
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		440	21	(55)	(34)	0	(3)
Receive(5)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		100	0	45	45	0	0
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		100	0	55	55	1	0
Receive(5)	6-Month EUR-EURIBOR	2.500	Annual	09/20/2053		5,870	98	(81)	17	41	0
Receive	6-Month NOK-NIBOR	1.993	Annual	11/12/2024	NOK	1,900	(12)	17	5	0	0
Receive	6-Month NOK-NIBOR	1.635	Annual	03/18/2025		2,300	8	4	12	0	0
Receive	6-Month NOK-NIBOR	3.033	Annual	03/15/2028		66,080	147	176	323	26	0
Pay	6-Month PLN-WIBOR	2.585	Annual	10/14/2029	PLN	1,200	0	(36)	(36)	1	0
Pay(5)	CAONREPO Index	3.500	Annual	05/10/2025	CAD	17,800	(21)	(112)	(133)	14	0
Pay	CAONREPO Index	3.250	Semi-Annual	06/21/2028		7,200	(14)	(108)	(122)	26	0
Pay	CAONREPO Index	3.250	Semi-Annual	06/21/2033		2,000	(39)	14	(25)	13	0
Receive	CAONREPO Index	3.250	Semi-Annual	06/21/2053		1,000	8	(13)	(5)	0	(14)

							$(704)	$(3,574)	$(4,278)	$269	$(483)

Total Swap Agreements							$(243)	$(3,756)	$(3,999)	$287	$(557)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value		Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options		Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$305	$287	$592		$(10)	$(17)	$(557)	$(584)

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

(i)

Securities with an aggregate market value of $1,290 and cash of $4,474 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2023	AUD	268		$178	$0	$(1)
	07/2023		$65	AUD	99	1	0
	08/2023		178		268	1	0

BOA	07/2023	DKK	4,862		$702	0	(10)
	07/2023	MXN	22,058		1,198	0	(87)
	07/2023	NZD	335		203	0	(2)
	07/2023	SEK	3,994		370	0	0
	07/2023		$232	AUD	348	2	(3)
	07/2023		2,520	CAD	3,423	65	0
	07/2023		1,263	DKK	8,589	0	(5)
	07/2023		431	ILS	1,477	0	(33)
	07/2023		1,062	NOK	11,678	26	0
	08/2023	DKK	8,574		$1,263	5	0
	08/2023	EUR	249		271	0	(2)
	08/2023	JPY	154,154		1,118	41	0
	08/2023	TWD	1,483		48	0	0
	08/2023		$1,075	CNY	7,376	0	(54)
	08/2023		318	EUR	295	4	0
	08/2023		563	JPY	78,600	0	(15)
	08/2023		67	NOK	715	0	0
	08/2023		370	SEK	3,989	0	0
	09/2023	CLP	186,159		$228	0	(2)
	09/2023	TWD	19,967		658	15	0
	09/2023		$408	INR	33,779	2	0
	09/2023		278	KRW	351,683	0	(10)
	09/2023		88	PEN	323	1	0

BPS	07/2023	AUD	426		$283	0	(1)
	07/2023	CAD	205		153	0	(1)
	07/2023	CHF	487		544	0	0
	07/2023	ILS	721		226	32	0
	07/2023	NOK	2,611		243	0	0
	07/2023		$83	CZK	1,795	0	(1)
	07/2023		73	DKK	495	0	0
	07/2023		204	MYR	936	0	(2)
	08/2023	CNH	9,877		$1,396	33	0
	08/2023	EUR	968		1,061	3	0
	08/2023	NZD	155		94	0	(1)
	08/2023	TWD	9,994		327	6	0
	08/2023		$127	AUD	192	1	0
	08/2023		544	CHF	485	0	0
	08/2023		1,059	CNH	7,335	0	(47)
	08/2023		1,269	CNY	8,674	0	(68)
	08/2023		189	EUR	174	2	0
	08/2023		243	NOK	2,609	0	0
	08/2023		48	TWD	1,454	0	(1)

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	21

Schedule of Investments	PIMCO Global Bond Opportunities Portfolio (Unhedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	09/2023	THB	2		$0	$0	$0
	09/2023		$104	IDR	1,561,058	0	0
	09/2023		29	THB	999	0	(1)

BRC	07/2023	JPY	70,000		$541	55	0
	07/2023		$35	MYR	161	0	0
	08/2023	CNY	661		$94	3	0
	08/2023	EUR	233		251	0	(4)
	08/2023	GBP	51		63	0	(2)
	08/2023		$48	CNH	335	0	(2)
	08/2023		121	COP	516,042	1	0
	08/2023		61	EUR	56	0	0
	08/2023		1,391	GBP	1,102	11	(1)
	08/2023		797	JPY	106,303	0	(56)
	08/2023		7	ZAR	121	0	0
	09/2023	IDR	12,691		$1	0	0
	09/2023		$52	ILS	185	0	(2)
	10/2023	JPY	70,000		$490	0	(2)
	04/2024		110,003		900	103	0
	05/2024		50,000		404	41	0

CBK	07/2023	ILS	1,736		522	53	0
	07/2023	NZD	297		182	0	0
	07/2023	PEN	1,296		333	0	(24)
	07/2023		$138	AUD	203	0	(3)
	07/2023		342	CLP	276,687	3	0
	07/2023		74	CZK	1,584	0	(1)
	07/2023		45	NOK	509	2	0
	07/2023		800	PEN	2,920	5	0
	07/2023		38	RON	172	0	0
	08/2023	CNH	1,730		$248	9	0
	08/2023	GBP	70		87	0	(2)
	08/2023	JPY	85,846		623	23	0
	08/2023	PEN	823		211	0	(15)
	08/2023	TWD	10,405		341	7	0
	08/2023		$156	AUD	235	1	0
	08/2023		1,444	EUR	1,313	3	(11)
	09/2023	CNH	4,062		$570	8	0
	09/2023	KRW	3,447		3	0	0
	09/2023		$547	THB	18,888	0	(11)
	10/2023		1	CLP	710	0	0

CLY	07/2023	CHF	12		$14	0	0
	07/2023	DKK	14,288		2,062	0	(32)
	08/2023		$14	CHF	12	0	0
	08/2023		213	CNH	1,510	0	(5)

DUB	07/2023	PEN	2,591		$711	0	(3)
	07/2023		$354	PEN	1,295	3	0
	09/2023		103		379	1	0

FAR	07/2023		1	CLP	424	0	0

GLM	07/2023	ILS	1,077		$320	29	0
	07/2023	NOK	16,105		1,494	0	(6)
	07/2023	PEN	1,054		289	0	(2)
	08/2023	CNH	1,061		152	6	0
	08/2023		$1,494	NOK	16,089	6	0
	08/2023		134	PEN	489	0	0
	09/2023		155		569	1	0
	09/2023		903	SGD	1,208	0	(8)
	09/2023		1	THB	34	0	0

JPM	07/2023	SGD	171		$129	3	0
	07/2023		$164	SGD	216	0	(4)
	08/2023	CNH	489		$70	2	0
	08/2023	GBP	54		69	0	0
	08/2023		$744	CNH	5,141	0	(35)
	08/2023		1,338	CNY	9,151	0	(71)
	08/2023		132	EUR	122	1	0
	08/2023		108	JPY	14,298	0	(8)
	09/2023	PEN	1,153		$313	0	(3)
	09/2023		$0	IDR	6,734	0	0
	09/2023		50	ILS	178	0	(2)
	09/2023		77	INR	6,366	0	0
	09/2023		328	THB	11,257	0	(8)

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2023		$1,706	MXN	29,961	$11	$0
	12/2023		75	INR	6,189	0	0
	10/2024	JPY	60,000		$481	35	0

MBC	07/2023		600,000		4,594	424	0
	07/2023		$140	CAD	187	1	0
	08/2023	CNH	1,441		$205	6	0
	08/2023	GBP	505		646	5	0
	08/2023	JPY	290,000		2,123	99	0
	08/2023		$141	CNY	1,008	0	(1)
	08/2023		5,651	EUR	5,122	0	(51)
	09/2023		511	KRW	651,919	0	(14)
	03/2024	JPY	100,003		$818	97	0
	10/2024		170,000		1,363	100	0

MYI	07/2023	IDR	87,645		6	0	0
	07/2023	NZD	22		13	0	0
	07/2023		$287	AUD	429	0	(1)
	07/2023		1,123	DKK	7,660	0	0
	07/2023		6	IDR	87,645	0	0
	07/2023		372	SEK	3,990	0	(2)
	08/2023	DKK	7,647		$1,123	0	0
	08/2023	TWD	16,020		527	13	0
	08/2023		$9,375	JPY	1,245,845	0	(686)
	09/2023	IDR	87,721		$6	0	0
	09/2023		$261	IDR	3,904,446	0	(2)
	09/2023		17	INR	1,375	0	0
	09/2023		573	KRW	732,653	0	(14)
	09/2023		150	THB	5,131	0	(4)

NGF	08/2023		1,145	CNH	7,859	0	(60)
	09/2023	SGD	735		$552	7	0
	12/2023		$801	INR	66,098	0	(1)

RBC	07/2023	MXN	1,484		$77	0	(9)
	07/2023		$126	AUD	195	3	0
	07/2023		148	CAD	194	0	(1)
	08/2023	GBP	11		$13	0	0
	08/2023		$136	JPY	18,000	0	(10)
	08/2023		8	MXN	131	0	0

RYL	07/2023	NOK	895		$84	1	0

SCX	07/2023	AUD	394		262	0	(1)
	07/2023	CAD	1,219		921	1	0
	07/2023	NZD	873		530	0	(6)
	07/2023		$436	CAD	592	11	0
	07/2023		534	CHF	480	2	0
	07/2023		205	MYR	942	0	(2)
	08/2023	JPY	24,200		$175	6	0
	08/2023	TWD	4,152		136	3	0
	08/2023		$262	AUD	394	1	0
	08/2023		921	CAD	1,218	0	(1)
	08/2023		738	CNH	5,071	0	(38)
	08/2023		3,559	CNY	24,298	0	(195)
	09/2023	CNH	913		$128	2	0
	09/2023	KRW	759,387		596	18	0
	09/2023	TWD	16,694		548	10	0
	09/2023		$873	IDR	13,029,172	0	(7)
	09/2023		48	INR	3,981	0	0
	09/2023		82	PEN	303	1	0
	09/2023		578	THB	19,963	0	(11)

SOG	07/2023		426	AUD	651	8	0
	07/2023		182	PLN	785	11	0

SSB	07/2023	CLP	277,508		$345	0	0
	07/2023	JPY	990,000		7,507	619	0
	07/2023		$355	PEN	1,296	2	0
	08/2023	PEN	1,296		$355	0	(2)
	08/2023		$345	CLP	278,310	0	0
	09/2023	KRW	1,007,377		$777	9	0
	09/2023		$815	BRL	4,134	38	0

TOR	07/2023	AUD	485		$321	0	(3)
	07/2023	CAD	2,970		2,238	0	(4)
	07/2023		$225	AUD	344	4	0

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	23

Schedule of Investments	PIMCO Global Bond Opportunities Portfolio (Unhedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2023		$930	NZD	1,527	$7	$0
	08/2023	NZD	1,527		$930	0	(7)
	08/2023		$321	AUD	485	3	0
	08/2023		2,238	CAD	2,969	4	0
	08/2023		4,327	JPY	573,788	0	(325)
	09/2023	JPY	530,000		$3,761	41	0

UAG	07/2023	AUD	773		516	2	(1)
	07/2023	CHF	12		13	0	0
	07/2023		$52	AUD	79	1	0
	07/2023		35	CHF	31	0	0
	07/2023		738	NOK	8,169	23	0
	08/2023	DKK	2,402		$350	0	(2)
	08/2023	GBP	47		60	0	0
	08/2023		$517	AUD	773	1	(2)
	08/2023		13	CHF	12	0	0
	08/2023		68	NOK	736	0	0
	09/2023	CNH	1,226	THB	5,938	0	(1)
	09/2023	SGD	215		$161	1	0
	09/2023		$43	ILS	154	0	(1)
	09/2023		387	INR	31,956	2	0

Total Forward Foreign Currency Contracts						$2,253	$(2,135)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180%	01/11/2024	500	$14	$51
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750	06/20/2024	9,500	23	33

							$37	$84

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2052	EUR	97.000	05/23/2025	300	$23	$125

Total Purchased Options						$60	$209

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	400	$(1)	$0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	400	(1)	(6)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.310	01/11/2024	4,500	(14)	(109)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.070	07/10/2023	100	(1)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.370	07/10/2023	100	(1)	0
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.060	07/14/2023	100	(1)	(1)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.360	07/14/2023	100	(1)	0

BPS	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	300	(23)	(115)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	07/03/2023	100	(1)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	07/03/2023	100	(1)	0

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	200	(1)	(4)

GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	100	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	200	(1)	(4)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	100	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	100	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	200	(1)	0

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225%	10/23/2023	200	$(1)	$(4)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	100	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	100	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	200	(1)	(4)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.910	11/10/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.910	11/10/2023	100	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	200	(1)	(3)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	300	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	300	(1)	(4)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	200	(1)	(3)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	500	(4)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	500	(4)	(9)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	200	(1)	(4)

JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.820	12/16/2024	1,200	(8)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	07/10/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	07/10/2023	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.250	07/20/2023	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	07/20/2023	200	(1)	(1)

MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	100	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	07/06/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	07/06/2023	100	0	0

NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	100	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	200	(1)	(4)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	200	(1)	(4)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	200	(1)	(3)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250	06/20/2024	9,500	(12)	(19)

Total Written Options							$(113)	$(319)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.368%	$300	$(7)	$11	$4	$0

CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.368	200	(5)	7	2	0

							$(12)	$18	$6	$0

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(6)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD 1,500	$1,130	$7	$(4)	$3	$0

CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	1,500	1,035	0	2	2	0

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	25

Schedule of Investments	PIMCO Global Bond Opportunities Portfolio (Unhedged)	(Cont.)

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(6)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability

GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	AUD 1,400	$966	$(5)	$2	$0	$(3)

							$2	$0	$5	$(3)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive	3-Month MYR-KLIBOR	3.500%	Quarterly	03/15/2028	MYR	8,800	$(3)	$16	$13	$0
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	03/15/2033		1,740	(1)	5	4	0

BPS	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/15/2028		2,621	(1)	5	4	0

GLM	Receive	3-Month MYR-KLIBOR	3.635	Quarterly	04/05/2024		3,511	(1)	1	0	0
	Receive	3-Month MYR-KLIBOR	3.545	Quarterly	05/05/2028		1,143	0	2	2	0
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	03/15/2033		493	2	(1)	1	0

NGF	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/15/2028		1,414	(1)	3	2	0

								$(5)	$31	$26	$0

Total Swap Agreements								$(15)	$49	$37	$(3)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$2	$0	$3	$5	$(1)	$0	$0	$(1)	$4	$0	$4
BOA	161	51	17	229	(223)	(116)	0	(339)	(110)	0	(110)
BPS	77	125	4	206	(123)	(115)	0	(238)	(32)	0	(32)
BRC	214	0	4	218	(69)	0	0	(69)	149	0	149
CBK	114	0	4	118	(67)	0	0	(67)	51	0	51
CLY	0	0	0	0	(37)	0	0	(37)	(37)	0	(37)
DUB	4	0	0	4	(3)	(4)	0	(7)	(3)	0	(3)
GLM	42	0	3	45	(16)	(48)	(3)	(67)	(22)	0	(22)
JPM	52	0	0	52	(131)	(2)	0	(133)	(81)	0	(81)
MBC	732	0	0	732	(66)	0	0	(66)	666	(530)	136
MYC	0	0	0	0	0	(2)	0	(2)	(2)	0	(2)
MYI	13	0	0	13	(709)	0	0	(709)	(696)	585	(111)
NGF	7	33	2	42	(61)	(32)	0	(93)	(51)	0	(51)
RBC	3	0	0	3	(20)	0	0	(20)	(17)	0	(17)
RYL	1	0	0	1	0	0	0	0	1	0	1
SCX	55	0	0	55	(261)	0	0	(261)	(206)	0	(206)
SOG	19	0	0	19	0	0	0	0	19	0	19
SSB	668	0	0	668	(2)	0	0	(2)	666	(530)	136
TOR	59	0	0	59	(339)	0	0	(339)	(280)	265	(15)
UAG	30	0	0	30	(7)	0	0	(7)	23	0	23

Total Over the Counter	$2,253	$209	$37	$2,499	$(2,135)	$(319)	$(3)	$(2,457)

(k)

Securities with an aggregate market value of $850 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular

26	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$305	$305
Swap Agreements	0	18	0	0	269	287

	$0	$18	$0	$0	$574	$592

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,253	$0	$2,253
Purchased Options	0	0	0	0	209	209
Swap Agreements	0	6	0	5	26	37

	$0	$6	$0	$2,258	$235	$2,499

	$0	$24	$0	$2,258	$809	$3,091

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$10	$10
Futures	0	0	0	0	17	17
Swap Agreements	0	74	0	0	483	557

	$0	$74	$0	$0	$510	$584

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,135	$0	$2,135
Written Options	0	0	0	0	319	319
Swap Agreements	0	0	0	3	0	3

	$0	$0	$0	$2,138	$319	$2,457

	$0	$74	$0	$2,138	$829	$3,041

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended June 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$16	$16
Futures	0	0	0	0	1,729	1,729
Swap Agreements	0	(302)	0	0	152	(150)

	$0	$(302)	$0	$0	$1,897	$1,595

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(128)	$0	$(128)
Written Options	0	1	0	0	77	78
Swap Agreements	0	73	0	0	3	76

	$0	$74	$0	$(128)	$80	$26

	$0	$(228)	$0	$(128)	$1,977	$1,621

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	27

Schedule of Investments	PIMCO Global Bond Opportunities Portfolio (Unhedged)	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(2)	$(2)
Futures	0	0	0	0	(1,237)	(1,237)
Swap Agreements	0	48	0	0	(984)	(936)

	$0	$48	$0	$0	$(2,223)	$(2,175)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$303	$0	$303
Purchased Options	0	0	0	0	11	11
Written Options	0	0	0	0	1	1
Swap Agreements	0	(71)	0	1	(14)	(84)

	$0	$(71)	$0	$304	$(2)	$231

	$0	$(23)	$0	$304	$(2,225)	$(1,944)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$33	$0	$33
Australia
Sovereign Issues	0	1,870	0	1,870
Canada
Corporate Bonds & Notes	0	363	0	363
Sovereign Issues	0	102	0	102
Cayman Islands
Asset-Backed Securities	0	7,044	0	7,044
Corporate Bonds & Notes	0	433	0	433
Sovereign Issues	0	204	0	204
Denmark
Corporate Bonds & Notes	0	2,966	0	2,966
France
Corporate Bonds & Notes	0	527	0	527
Sovereign Issues	0	3,600	0	3,600
Germany
Corporate Bonds & Notes	0	2,925	0	2,925
Hungary
Sovereign Issues	0	205	0	205
Ireland
Asset-Backed Securities	0	2,313	0	2,313
Corporate Bonds & Notes	0	188	0	188
Non-Agency Mortgage-Backed Securities	0	268	0	268
Israel
Sovereign Issues	0	564	0	564
Italy
Corporate Bonds & Notes	0	901	0	901
Sovereign Issues	0	198	0	198
Japan
Corporate Bonds & Notes	0	301	0	301
Sovereign Issues	0	8,985	0	8,985
Luxembourg
Corporate Bonds & Notes	0	206	0	206
Sovereign Issues	0	5,452	0	5,452
Netherlands
Corporate Bonds & Notes	0	701	0	701
Norway
Sovereign Issues	0	182	0	182
Peru
Sovereign Issues	0	234	0	234
Poland
Sovereign Issues	0	416	0	416
Qatar
Corporate Bonds & Notes	0	168	0	168

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Republic of Korea
Sovereign Issues	$0	$244	$0	$244
Romania
Sovereign Issues	0	871	0	871
Saudi Arabia
Sovereign Issues	0	498	0	498
Serbia
Sovereign Issues	0	152	0	152
Singapore
Corporate Bonds & Notes	0	99	0	99
South Korea
Sovereign Issues	0	1,097	0	1,097
Spain
Corporate Bonds & Notes	0	179	0	179
Sovereign Issues	0	656	0	656
Supranational
Corporate Bonds & Notes	0	1,591	0	1,591
Sovereign Issues	0	743	0	743
Switzerland
Corporate Bonds & Notes	0	1,675	0	1,675
United Kingdom
Corporate Bonds & Notes	0	2,398	0	2,398
Non-Agency Mortgage-Backed Securities	0	3,893	0	3,893
United States
Asset-Backed Securities	0	6,237	3	6,240
Corporate Bonds & Notes	0	3,780	0	3,780
Loan Participations and Assignments	0	173	0	173
Municipal Bonds & Notes	0	97	0	97
Non-Agency Mortgage-Backed Securities	0	12,391	124	12,515
U.S. Government Agencies	0	39,676	0	39,676
U.S. Treasury Obligations	0	6,382	0	6,382
Short-Term Instruments
Commercial Paper	0	300	0	300
Repurchase Agreements	0	620	0	620
Argentina Treasury Bills	0	22	0	22
Japan Treasury Bills	0	19,338	0	19,338

	$0	$144,461	$127	$144,588

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$9,937	$0	$0	$9,937

Total Investments	$9,937	$144,461	$127	$154,525

28	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(13,983)	$0	$(13,983)

	$0	$(13,983)	$0	$(13,983)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	297	295	0	592
Over the counter	0	2,499	0	2,499

	$297	$2,794	$0	$3,091

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(11)	$(573)	$0	$(584)
Over the counter	0	(2,457)	0	(2,457)

	$(11)	$(3,030)	$0	$(3,041)

Total Financial Derivative Instruments	$286	$(236)	$0	$50

Totals	$10,223	$130,242	$127	$140,592

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	29

Notes to Financial Statements

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO Global Bond Opportunities Portfolio (Unhedged) (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Foreign Currency Translation  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

30	PIMCO VARIABLE INSURANCE TRUST

June 30, 2023	(Unaudited)

(c) Multi-Class Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain Portfolios, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates  In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. In December 2022, FASB issued ASU 2022-06, which includes amendments to extend the duration of the LIBOR transition relief to December 31, 2024, after which entities will no longer be permitted to apply the reference rate reform relief. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Portfolio’s investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Portfolio’s financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional

SEMIANNUAL REPORT	|	JUNE 30, 2023	31

Notes to Financial Statements	(Cont.)

disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will change the disclosures provided to shareholders. The rule is effective as of January 24, 2023, but the SEC is providing an 18-month compliance period after the effective date other than for rule amendments addressing fee and expense information in advertisements that might be materially misleading. At this time, management is evaluating the implications of these changes on the financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business days after the trade date (T+1). The effective date was May 5, 2023, and the compliance date for the amendments is May 28, 2024. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The NAV of the Portfolio’s shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures

32	PIMCO VARIABLE INSURANCE TRUST

June 30, 2023	(Unaudited)

are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable

SEMIANNUAL REPORT	|	JUNE 30, 2023	33

Notes to Financial Statements	(Cont.)

inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers

34	PIMCO VARIABLE INSURANCE TRUST

June 30, 2023	(Unaudited)

or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended June 30, 2023 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$3,822	$91	$0	$0	$20	$3,933	$91	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$5,269	$36,330	$(35,600)	$4	$1	$6,004	$130	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

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Notes to Financial Statements	(Cont.)

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Delayed-Delivery Transactions  involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Portfolio. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Portfolio may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolio may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and

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guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Portfolio as of June 30, 2023, as applicable, are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home

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Notes to Financial Statements	(Cont.)

Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that requires the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be

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repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop.’ A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Short sales are transactions in which the Portfolio sells a security that it may not own. The Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(e) Interfund Lending  In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2023, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign

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Notes to Financial Statements	(Cont.)

currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities  may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements  are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash

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flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the

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Notes to Financial Statements	(Cont.)

swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Credit default swaps on credit indices may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Cross-Currency Swap Agreements  are entered into to gain or mitigate exposure to currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at

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maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain the Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor,” (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate Risk   is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, major litigation, investigations or other controversies, changes in financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market,

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Notes to Financial Statements	(Cont.)

counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Over- the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty, resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk  is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Collateralized Loan Obligations Risk:  the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to, the risk that: (i) distributions from the collateral may not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to

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disputes among investors regarding the characterization of proceeds; and (v) the CLO’s manager may perform poorly.

LIBOR Transition Risk  is the risk related to the anticipated discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Portfolio rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on the Portfolio or on certain instruments in which the Portfolio invests, which can be difficult to ascertain and could result in losses to the Portfolio.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruption Risk  The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets  Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk  An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk  As the use of technology has become more prevalent in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences.

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Notes to Financial Statements	(Cont.)

In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”)

govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. Portability of exposure reduces risk to the Portfolio. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if

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the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Administrative Class	Advisor Class
0.25%	0.50%	0.50%	0.50%

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

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Notes to Financial Statements	(Cont.)

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through May 1, 2024, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed as set forth above (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of June 30, 2023, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2023, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$404,304	$389,380	$13,004	$12,133

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2023 (Unaudited)		Year Ended 12/31/2022

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	79	$766	191	$1,895

Administrative Class	1,697	16,229	1,435	14,278

Advisor Class	130	1,233	389	3,890
Issued as reinvestment of distributions

Institutional Class	23	212	31	303

Administrative Class	204	1,914	264	2,568

Advisor Class	53	495	69	674
Cost of shares redeemed

Institutional Class	(118)	(1,123)	(175)	(1,738)

Administrative Class	(935)	(8,911)	(2,188)	(21,647)

Advisor Class	(151)	(1,432)	(384)	(3,799)

Net increase (decrease) resulting from Portfolio share transactions	982	$9,383	(368)	$(3,576)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2023, one shareholder owned 10% or more of the Portfolio’s total outstanding shares comprising 32% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2023, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, the Portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended December 31, 2022, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	|	JUNE 30, 2023	49

Notes to Financial Statements	(Cont.)	June 30, 2023	(Unaudited)

As of June 30, 2023, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$151,340	$6,448	$(20,678)	$(14,230)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

50	PIMCO VARIABLE INSURANCE TRUST

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FICC	Fixed Income Clearing Corporation	RBC	Royal Bank of Canada

BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RYL	NatWest Markets Plc

BPS	BNP Paribas S.A.	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London

BRC	Barclays Bank PLC	MBC	HSBC Bank Plc	SOG	Societe Generale Paris

CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services LLC	SSB	State Street Bank and Trust Co.

CLY	Crédit Agricole Corporate and Investment Bank	MYI	Morgan Stanley & Co. International PLC	TOR	The Toronto-Dominion Bank

DUB	Deutsche Bank AG	NGF	Nomura Global Financial Products, Inc.	UAG	UBS AG Stamford

FAR	Wells Fargo Bank National Association

Currency Abbreviations:

ARS	Argentine Peso	EUR	Euro	NZD	New Zealand Dollar

AUD	Australian Dollar	GBP	British Pound	PEN	Peruvian New Sol

BRL	Brazilian Real	IDR	Indonesian Rupiah	PLN	Polish Zloty

CAD	Canadian Dollar	ILS	Israeli Shekel	RON	Romanian New Leu

CHF	Swiss Franc	INR	Indian Rupee	SEK	Swedish Krona

CLP	Chilean Peso	JPY	Japanese Yen	SGD	Singapore Dollar

CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	THB	Thai Baht

CNY	Chinese Renminbi (Mainland)	MXN	Mexican Peso	TWD	Taiwanese Dollar

COP	Colombian Peso	MYR	Malaysian Ringgit	USD (or $)	United States Dollar

CZK	Czech Koruna	NOK	Norwegian Krone	ZAR	South African Rand

DKK	Danish Krone

Exchange Abbreviations:

CBOT	Chicago Board of Trade	CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

BBSW3M	3 Month Bank Bill Swap Rate	CNREPOFIX	China Fixing Repo Rates 7-Day	SONIO	Sterling Overnight Interbank Average Rate

CAONREPO	Canadian Overnight Repo Rate Average	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR

CDX.IG	Credit Derivatives Index - Investment Grade	SOFR	Secured Overnight Financing Rate

Other Abbreviations:

ABS	Asset-Backed Security	DAC	Designated Activity Company	NIBOR	Norwegian Interbank Offered Rate

ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	OAT	Obligations Assimilables du Trésor

BBR	Bank Bill Rate	KLIBOR	Kuala Lumpur Interbank Offered Rate	OIS	Overnight Index Swap

BBSW	Bank Bill Swap Reference Rate	KORIBOR	Korea Interbank Offered Rate	TBA	To-Be-Announced

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	LIBOR	London Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix

CLO	Collateralized Loan Obligation	MIBOR	Mumbai Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate

SEMIANNUAL REPORT	|	JUNE 30, 2023	51

Liquidity Risk Management Program	(Unaudited)

In compliance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended (“1940 Act”), PIMCO Variable Insurance Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for each series of the Trust (each a “Portfolio” and collectively, the “Portfolios”) not regulated as a money market fund under 1940 Act Rule 2a-7, which is reasonably designed to assess and manage the Portfolios’ liquidity risk. The Trust’s Board of Trustees (the “Board”) previously approved the designation of the PIMCO Liquidity Risk Committee (the “Administrator”) as Program administrator. The PIMCO Liquidity Risk Committee consists of senior members from certain PIMCO business areas, such as Portfolio Risk Management, Americas Operations, Compliance, Account Management and Portfolio Management, and is advised by members of PIMCO Legal.

A Portfolio’s “liquidity risk” is the risk that the Portfolio could not meet requests to redeem shares issued by the Portfolio without significant dilution of the remaining investors’ interests in the Portfolio. In accordance with the Program, each Portfolio’s liquidity risk is assessed no less frequently than annually taking into consideration a variety of factors, including, as applicable, the Portfolio’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions. Each Portfolio portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. Each Portfolio has adopted a “Highly Liquid Investment Minimum” (or “HLIM”), which is a minimum amount of Portfolio net assets to be invested in highly liquid investments that are assets. As required under the Liquidity Rule, each Portfolio’s HLIM is periodically reviewed, no less frequently than annually, and the Portfolios have adopted policies and procedures for responding to a shortfall of a Portfolio’s highly liquid investments below its HLIM. The Liquidity Rule also limits the Portfolios’ investments in illiquid investments by prohibiting a Portfolio from acquiring any illiquid investment if, immediately after the acquisition, the Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. Certain non-public reporting is generally required if a Portfolio’s holdings of illiquid investments that are assets were to exceed 15% of Portfolio net assets.

At a meeting of the Board held on February 7-8, 2023, the Board received a report (the “Report”) from the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the 12-month period ended December 31, 2022. The Report reviewed the operation of the Program’s components during such period and stated that the Program is operating effectively to assess and manage each Portfolio’s liquidity risk and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Portfolio’s liquidity developments. This has remained true for the 12-month period ended June 30, 2023.

52	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

1100 Main Street, Suite 400

Kansas City, MO 64105

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVIT08SAR_063023

PIMCO VARIABLE INSURANCE TRUST

Semiannual Report

June 30, 2023

PIMCO Global Core Bond (Hedged) Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Market Insights

Dear Shareholder,

This semiannual report covers the six-month reporting period ended June 30, 2023 (the “reporting period”). On the subsequent pages, you will find details regarding investment results and a discussion of certain factors that affected performance during the reporting period.

Amid elevated inflation in many countries during the reporting period, the global economy faced challenges from higher interest rates, tighter credit conditions stemming from the turmoil in the banking sector (especially in the United States (“U.S.”)), and geopolitical concerns. While the U.S. economy showed signs of resilience, some European economies experienced slower growth over the reporting period.

Continued central bank efforts to combat inflation

While inflation remained elevated over the reporting period, many central banks raised interest rates to rein in rising prices. The U.S. Federal Reserve (the “Fed”) raised the federal funds rate at 10 consecutive meetings, beginning in March 2022 through May 2023. In June 2023, the Fed then paused from raising rates in order to “assess additional information and its implications for monetary policy.” Meanwhile, the Bank of England and European Central Bank raised interest rates for the 13th and eighth consecutive time, respectively, as of June 2023. In contrast, the Bank of Japan maintained its accommodative monetary policy stance.

Mixed financial market returns

The yield on the benchmark 10-year U.S. Treasury declined over the reporting period, while 10-year bond yields in most other developed market countries increased. The overall global credit bond market delivered positive total returns. Higher-rated global bonds underperformed lower-rated bonds. Global equities rallied, while commodity prices were volatile and produced mixed returns. The U.S. dollar weakened against the euro and the British pound, but appreciated against the Japanese yen.

Amid evolving conditions, we will continue to work diligently to navigate global markets and manage the assets that you have entrusted with us. We encourage you to speak with your financial advisor about your goals, and visit global.pimco.com for our latest insights.

Sincerely, Peter G. Strelow Chairman of the Board PIMCO Variable Insurance Trust

Total Returns of Certain Asset Classes for the Period Ended June 30, 2023

Asset Class (as measured by, currency)	Six-Month

U.S. large cap equities (S&P 500 Index, USD)	16.89%

Global equities (MSCI World Index, USD)	15.09%

European equities (MSCI Europe Index, EUR)	11.12%

Emerging market equities (MSCI Emerging Markets Index, EUR)	4.89%

Japanese equities (Nikkei 225 Index, JPY)	28.65%

Emerging market local bonds (JPMorgan Government Bond Index-Emerging Markets Global Diversified Index, USD Unhedged)	7.79%

Emerging market external debt (JPMorgan Emerging Markets Bond Index (EMBI) Global, USD Hedged)	3.81%

Below investment grade bonds (ICE BofAML Developed Markets High Yield Constrained Index, USD Hedged)	5.45%

Global investment grade credit bonds (Bloomberg Global Aggregate Credit Index, USD Hedged)	3.00%

Fixed-rate, local currency government debt of investment grade countries (Bloomberg Global Treasury Index, USD Hedged)	3.13%

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Statements concerning financial market trends are based on current market conditions, which will fluctuate. There is no guarantee that these investment strategies will work under all market conditions or are appropriate for all investors and each investor should evaluate their ability to invest for the long-term, especially during periods of downturn in the market. Outlook and strategies are subject to change without notice.

2	PIMCO VARIABLE INSURANCE TRUST

Important Information About the PIMCO Global Core Bond (Hedged) Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Global Core Bond (Hedged) Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, continue to increase. In efforts to combat inflation, the U.S. Federal Reserve raised interest rates multiple times in 2022 and 2023. Thus, the Portfolio currently faces a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Allocation Breakdown and Schedule of Investments sections of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that have provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European, and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of the Portfolio and its shareholders.

The Portfolio may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain, and may

SEMIANNUAL REPORT	|	JUNE 30, 2023	3

Important Information About the PIMCO Global Core Bond (Hedged) Portfolio	(Cont.)

vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Portfolio or a reduction in the effectiveness of related Portfolio transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Portfolio that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Portfolio.

U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Portfolio and issuers in which it invests. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, continued volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Portfolio and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart reflects only Administrative Class performance. Performance may vary by share class based on each class’s expense ratios. The Portfolio measures its performance against at least one broad-based securities market index (“benchmark index”). The benchmark index does not take into account fees, expenses, or taxes. The Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. There is no assurance that the Portfolio, even if the Portfolio has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Portfolio’s total return in excess of that of the Portfolio’s benchmark between reporting periods or 2) the Portfolio’s total return in excess of the Portfolio’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Portfolio’s performance as compared to one or more previous reporting periods. Historical performance for the Portfolio or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

The following table discloses the inception dates of the Portfolio and its share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO Global Core Bond (Hedged) Portfolio	05/02/11	—	05/02/11	—	Diversified

4	PIMCO VARIABLE INSURANCE TRUST

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The

Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

SEC rules allow shareholder reports to be delivered to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Investors may elect to receive all future reports in paper free of charge by contacting their insurance company. Any election to receive reports in paper will apply to all portfolio companies available under the investor’s contract at the insurance company.

In May 2022, the SEC proposed amendments to a current rule governing portfolio naming conventions. In general, the current rule requires portfolios with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The proposed amendments would expand the scope of the current rule in a number of ways that would result in an expansion of the types of portfolio names that would require the portfolio to adopt an 80% investment policy under the rule. Additionally, the proposed amendments would modify the circumstances under which a portfolio may deviate from its 80% investment policy and address the use and valuation of derivatives instruments for purposes of the rule. The proposal’s impact on the Portfolio will not be known unless and until any final rulemaking is adopted.

In May 2022, the SEC proposed a framework that would require certain registered portfolios (such as the Portfolio) to disclose their environmental, social, and governance (“ESG”) investing practices. Among other things, the proposed requirements would mandate that portfolios meeting three pre-defined classifications (i.e., integrated, ESG focused and/or impact funds) provide prospectus and shareholder report disclosure related to the ESG factors, criteria and processes used in managing the portfolio. The proposal’s impact on the Portfolio will not be known unless and until any final rulemaking is adopted.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will impact the disclosures provided to shareholders. The rule amendments are effective as of January 24, 2023, but the SEC is providing an 18-month compliance period following the effective date for such amendments other than those addressing fee and expense information in advertisements that might be materially misleading.

In November 2022, the SEC proposed rule amendments which, among other things, would require funds to adopt swing pricing in order to mitigate dilution of shareholders’ interests in a fund by requiring the

SEMIANNUAL REPORT	|	JUNE 30, 2023	5

Important Information About the PIMCO Global Core Bond (Hedged) Portfolio	(Cont.)

adjustment of fund net asset value per share to pass on costs stemming from shareholder purchase or redemption activity. In addition the proposed rule would amend the liquidity rule framework. The proposal’s impact on the Portfolio will not be known unless and until any final rulemaking is adopted.

In November 2022, the SEC adopted amendments to Form N-PX under the Act to improve the utility to investors of proxy voting information reported by mutual funds, ETFs and certain other funds. The rule amendments will expand the scope of funds’ Form N-PX reporting obligations, subject managers to Form N-PX reporting obligations for “Say on Pay” votes, enhance Form N-PX disclosures, permit joint reporting by funds, managers and affiliated managers on Form N-PX; and require website availability of fund proxy voting records. The amendments will become effective on July 1, 2024. Funds and managers will be required to file their first reports covering the period from July 1, 2023 to June 30, 2024 on amended Form N-PX by August 31, 2024.

6	PIMCO VARIABLE INSURANCE TRUST

PIMCO Global Core Bond (Hedged) Portfolio

Cumulative Returns Through June 30, 2023

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Geographic Breakdown

as of June 30, 2023†§

United States	49.1%

Short-Term Instruments‡	21.6%

United Kingdom	5.2%

Japan	4.5%

Cayman Islands	4.4%

France	1.9%

South Korea	1.8%

Denmark	1.6%

Ireland	1.5%

Switzerland	1.1%

Germany	1.1%

Other	6.2%
†	% of Investments, at value.

§	Geographic Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended June 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Inception≈
PIMCO Global Core Bond (Hedged) Portfolio Administrative Class	2.65%	0.54%	0.96%	1.16%	0.93%
Bloomberg Global Aggregate (USD Hedged) Index±	2.96%	0.52%	0.93%	2.11%	2.48%	♦

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

≈ For class inception dates please refer to the Important Information.

♦ Average annual total return since 05/02/2011.

± Bloomberg Global Aggregate (USD Hedged) Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian Government securities, and USD investment grade 144A securities.

It is not possible to invest directly in an unmanaged index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the prices of individual positions (which may be sourced from different pricing vendors or other sources) used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via (888) 87-PIMCO.

The Portfolio’s total annual operating expense ratio, as stated in the Portfolio’s currently-effective prospectus (as of the date of this report), was 0.77% for Administrative Class shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO Global Core Bond (Hedged) Portfolio seeks total return which exceeds that of its benchmark by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current prospectus for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance (on a gross basis) during the reporting period:

»	Underweight exposure to duration in the U.S., particularly during the second half of the reporting period, contributed to returns, as yields rose.

»	Overweight exposure to senior financials contributed to returns, as spreads tightened.

»	Long exposure to senior securitized assets, particularly AAA-rated collateralized loan obligations, contributed to returns, as spreads tightened.

»	Security selection within subordinated financials detracted from performance.

»	Underweight exposure to non-financial investment grade corporate credit detracted from returns, as spreads tightened.

»	Overweight exposure to duration in the U.K., particularly during the second half of the reporting period, detracted from returns, as yields rose.

SEMIANNUAL REPORT	|	JUNE 30, 2023	7

Expense Example PIMCO Global Core Bond (Hedged) Portfolio

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held from January 1, 2023 to June 30, 2023 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)	Expenses Paid During Period*	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Administrative Class	$1,000.00	$1,026.50	$4.37	$1,000.00	$1,020.48	$4.36	0.87%

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

8	PIMCO VARIABLE INSURANCE TRUST

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL REPORT	|	JUNE 30, 2023	9

Financial Highlights	PIMCO Global Core Bond (Hedged) Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Total
Administrative Class

01/01/2023 - 06/30/2023+	$8.33	$0.09	$0.13	$0.22	$(0.09)	$0.00	$(0.09)

12/31/2022	9.65	0.15	(1.27)	(1.12)	(0.14)	(0.06)	(0.20)

12/31/2021	10.08	0.16	(0.30)	(0.14)	(0.22)	(0.07)	(0.29)

12/31/2020	9.93	0.20	0.57	0.77	(0.62)	0.00	(0.62)

12/31/2019	9.41	0.21	0.53	0.74	(0.22)	0.00	(0.22)

12/31/2018	9.47	0.18	(0.08)	0.10	(0.16)	0.00	(0.16)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio. Additionally, excludes initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.46	2.65%	$96,925	0.87	%*	0.87	%*	0.75	%*	0.75	%*	2.18	%*	370%

8.33	(11.63)	98,735	0.77		0.77		0.71		0.71		1.66		449

9.65	(1.41)	129,638	0.73		0.73		0.71		0.71		1.65		364

10.08	8.10	92,145	0.78		0.78		0.71		0.71		1.98		665

9.93	7.88	97,876	0.84		0.84		0.71		0.71		2.19		375

9.41	1.05	110,302	0.76		0.76		0.71		0.71		1.87		327

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	11

Statement of Assets and Liabilities	PIMCO Global Core Bond (Hedged) Portfolio	June 30, 2023 (Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$131,905
Investments in Affiliates	5,504
Financial Derivative Instruments
Exchange-traded or centrally cleared	268
Over the counter	2,506
Cash	1
Deposits with counterparty	3,429
Foreign currency, at value	677
Receivable for investments sold	1,924
Receivable for investments sold on a delayed-delivery basis	25
Receivable for TBA investments sold	63,067
Receivable for Portfolio shares sold	9
Interest and/or dividends receivable	473
Dividends receivable from Affiliates	23
Total Assets	209,811

Liabilities:

Borrowings & Other Financing Transactions
Payable for short sales	$7,239
Financial Derivative Instruments
Exchange-traded or centrally cleared	403
Over the counter	665
Payable for investments purchased	6,003
Payable for investments in Affiliates purchased	23
Payable for TBA investments purchased	97,090
Deposits from counterparty	1,368
Payable for Portfolio shares redeemed	34
Accrued investment advisory fees	21
Accrued supervisory and administrative fees	27
Accrued servicing fees	13
Total Liabilities	112,886

Net Assets	$96,925

Net Assets Consist of:

Paid in capital	$112,744
Distributable earnings (accumulated loss)	(15,819)

Net Assets	$96,925

Net Assets:

Administrative Class	$96,925

Shares Issued and Outstanding:

Administrative Class	11,454

Net Asset Value Per Share Outstanding(a):

Administrative Class	$8.46

Cost of investments in securities	$143,796
Cost of investments in Affiliates	$5,526
Cost of foreign currency held	$680
Proceeds received on short sales	$7,264
Cost or premiums of financial derivative instruments, net	$254

* Includes repurchase agreements of:	$522

†	A zero balance may reflect actual amounts rounding to less than one thousand
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Global Core Bond (Hedged) Portfolio

Six Months Ended June 30, 2023 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest, net of foreign taxes*	$1,360
Dividends from Investments in Affiliates	136
Miscellaneous income	11
Total Income	1,507

Expenses:

Investment advisory fees	124
Supervisory and administrative fees	153
Distribution and/or servicing fees - Administrative Class	74
Trustee fees	2
Interest expense	60
Miscellaneous expense	17
Total Expenses	430
Waiver and/or Reimbursement by PIMCO	(0)
Net Expenses	430

Net Investment Income (Loss)	1,077

Net Realized Gain (Loss):

Investments in securities	(1,294)
Investments in Affiliates	4
Exchange-traded or centrally cleared financial derivative instruments	11
Over the counter financial derivative instruments	(862)
Foreign currency	39

Net Realized Gain (Loss)	(2,102)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(470)
Investments in Affiliates	4
Exchange-traded or centrally cleared financial derivative instruments	245
Over the counter financial derivative instruments	3,903
Foreign currency assets and liabilities	(84)

Net Change in Unrealized Appreciation (Depreciation)	3,598

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,573

* Foreign tax withholdings	$1

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	13

Statements of Changes in Net Assets	PIMCO Global Core Bond (Hedged) Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$1,077	$1,837
Net realized gain (loss)	(2,102)	(1,869)
Net change in unrealized appreciation (depreciation)	3,598	(14,251)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,573	(14,283)

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Administrative Class	(1,060)	(2,572)

Total Distributions(a)	(1,060)	(2,572)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(3,323)	(14,048)

Total Increase (Decrease) in Net Assets	(1,810)	(30,903)

Net Assets:

Beginning of period	98,735	129,638
End of period	$96,925	$98,735

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Global Core Bond (Hedged) Portfolio	June 30, 2023	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 136.1%

ARGENTINA 0.0%

SOVEREIGN ISSUES 0.0%

Argentina Government International Bond
0.500% due 07/09/2030 þ		$35	$9
1.500% due 07/09/2035 þ		24	7

Provincia de Buenos Aires
88.734% due 04/12/2025	ARS	340	1

Total Argentina (Cost $31)			17

AUSTRALIA 0.9%

SOVEREIGN ISSUES 0.9%

Australia Government International Bond
0.500% due 09/21/2026	AUD	1,100	656
1.000% due 12/21/2030		100	54
1.000% due 11/21/2031		100	52
1.750% due 06/21/2051		50	19
2.500% due 05/21/2030		100	61
4.500% due 04/21/2033		100	69

Total Australia (Cost $1,113)			911

BRAZIL 0.0%

CORPORATE BONDS & NOTES 0.0%

Odebrecht Oil & Gas Finance Ltd.
0.000% due 07/31/2023 (e)(h)		$101	0

Total Brazil (Cost $5)			0

CANADA 0.3%

CORPORATE BONDS & NOTES 0.2%

Air Canada Pass-Through Trust
3.300% due 07/15/2031		$77	68

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	100	99

			167

SOVEREIGN ISSUES 0.1%

Canada Government Real Return Bond
1.500% due 12/01/2044 (g)	CAD	135	102

Total Canada (Cost $308)			269

CAYMAN ISLANDS 6.3%

ASSET-BACKED SECURITIES 5.9%

522 Funding CLO Ltd.
6.290% due 10/20/2031 •		$400	395

Apidos CLO
6.162% due 07/18/2029 •		395	392

Arbor Realty Commercial Real Estate Notes Ltd.
6.517% due 01/15/2037 •		300	295

Ares CLO Ltd.
6.310% due 01/15/2032 •		250	247

Bain Capital Credit CLO Ltd.
6.220% due 07/20/2030 •		262	260

Brightspire Capital Ltd.
6.355% due 08/19/2038 •		400	388

Carlyle Global Market Strategies CLO Ltd.
6.271% due 08/14/2030 •		364	362

Carlyle U.S. CLO Ltd.
6.250% due 04/20/2031 •		400	395

Catamaran CLO Ltd.
6.373% due 04/22/2030 •		265	263

Crestline Denali CLO Ltd.
6.280% due 04/20/2030 •		293	290

Dryden CLO Ltd.
6.250% due 01/17/2032 •		300	296

LCM LP
6.135% due 07/19/2027 •		156	155

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.290% due 10/20/2027 •		$38	$38

LoanCore Issuer Ltd.
6.616% due 01/17/2037 •		300	295

M360 Ltd.
6.654% due 11/22/2038 •		300	295

Marathon CLO Ltd.
6.410% due 04/15/2029 •		113	113

MF1 Multifamily Housing Mortgage Loan Trust
6.111% due 07/15/2036 •		31	31

Sound Point CLO Ltd.
6.230% due 10/20/2030 •		289	285
6.235% due 07/25/2030 •		225	222

Starwood Commercial Mortgage Trust
6.358% due 04/18/2038 •		200	193

Venture CLO Ltd.
6.140% due 04/15/2027 •		49	48
6.350% due 01/20/2029 •		172	170

Vibrant CLO Ltd.
6.290% due 09/15/2030 •		209	207
6.460% due 06/20/2029 •		81	81

			5,716

CORPORATE BONDS & NOTES 0.2%

Sands China Ltd.
5.900% due 08/08/2028		200	191

SOVEREIGN ISSUES 0.2%

KSA Sukuk Ltd.
5.268% due 10/25/2028		200	204

Total Cayman Islands (Cost $6,189)			6,111

CHINA 0.0%

SOVEREIGN ISSUES 0.0%

China Government International Bond
3.190% due 04/15/2053	CNY	100	14

Total China (Cost $14)			14

DENMARK 2.2%

CORPORATE BONDS & NOTES 2.2%

Jyske Realkredit AS
1.000% due 10/01/2050	DKK	5,015	523

Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		4,181	415
1.500% due 10/01/2053		865	96

Nykredit Realkredit AS
1.000% due 10/01/2050		4,200	433
1.500% due 10/01/2053		4,951	513

Realkredit Danmark AS
1.000% due 10/01/2050		1,520	160

Total Denmark (Cost $3,112)			2,140

FRANCE 2.7%

CORPORATE BONDS & NOTES 1.2%

BNP Paribas SA
2.871% due 04/19/2032 •		$300	246

Societe Generale SA
2.226% due 01/21/2026 •		200	186
2.797% due 01/19/2028 •		200	177
6.446% due 01/10/2029 •		200	200
6.691% due 01/10/2034 •		300	306

			1,115

SOVEREIGN ISSUES 1.5%

France Government International Bond
0.500% due 05/25/2072	EUR	100	43
0.750% due 05/25/2052		1,100	655
2.000% due 05/25/2048		600	518

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.250% due 05/25/2045	EUR	200	$219

			1,435

Total France (Cost $3,599)			2,550

GERMANY 1.6%

CORPORATE BONDS & NOTES 1.6%

Deutsche Bank AG
1.375% due 02/17/2032 •	EUR	300	243
1.625% due 01/20/2027		200	194
1.750% due 11/19/2030 •		100	86
2.222% due 09/18/2024 •		$200	197
2.552% due 01/07/2028 •		150	130
2.625% due 02/12/2026	EUR	200	207
3.547% due 09/18/2031 •		$150	125
3.729% due 01/14/2032 •(j)		200	151
3.961% due 11/26/2025 •		200	191

Total Germany (Cost $1,871)			1,524

HUNGARY 0.2%

SOVEREIGN ISSUES 0.2%

Hungary Government International Bond
6.250% due 09/22/2032		$200	205

Total Hungary (Cost $199)			205

IRELAND 2.1%

ASSET-BACKED SECURITIES 1.9%

BlueMountain Fuji EUR CLO DAC
3.897% due 01/15/2031 •	EUR	249	266

Cairn CLO DAC
3.957% due 10/15/2031 •		250	267

CVC Cordatus Loan Fund DAC
3.827% due 10/15/2031 •		250	268

Harvest CLO DAC
3.937% due 07/15/2031 •		250	266

Jubilee CLO DAC
3.787% due 04/15/2030 •		250	267
4.326% due 12/15/2029 •		141	152

Segovia European CLO DAC
4.080% due 07/20/2032 •		300	319

			1,805

CORPORATE BONDS & NOTES 0.2%

AerCap Ireland Capital DAC
1.650% due 10/29/2024		$200	188

Total Ireland (Cost $2,225)			1,993

ISRAEL 0.7%

SOVEREIGN ISSUES 0.7%

Israel Government International Bond
0.150% due 07/31/2023	ILS	800	215
1.500% due 11/30/2023		900	240
2.000% due 03/31/2027		400	101
3.800% due 05/13/2060		$200	152

Total Israel (Cost $823)			708

ITALY 1.2%

CORPORATE BONDS & NOTES 0.6%

Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	100	97
2.625% due 04/28/2025		100	103

UniCredit SpA
7.830% due 12/04/2023		$350	352

			552

SOVEREIGN ISSUES 0.6%

Cassa Depositi e Prestiti SpA
5.750% due 05/05/2026		200	198

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	15

Schedule of Investments	PIMCO Global Core Bond (Hedged) Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Italy Government International Bond
6.000% due 08/04/2028	GBP	300	$372

			570

Total Italy (Cost $1,307)			1,122

JAPAN 6.3%

CORPORATE BONDS & NOTES 0.6%

Mizuho Financial Group, Inc.
3.922% due 09/11/2024 •		$300	299

Sumitomo Mitsui Financial Group, Inc.
5.520% due 01/13/2028		300	301

			600

SOVEREIGN ISSUES 5.7%

Japan Government International Bond
0.005% due 03/01/2024	JPY	80,000	555
0.005% due 04/01/2024		90,000	624
0.005% due 05/01/2024		40,000	278
0.005% due 10/01/2024		190,000	1,319
0.100% due 03/10/2028 (g)		126,358	923
0.400% due 03/20/2036		20,000	135
0.500% due 03/20/2049		175,000	1,028
0.700% due 12/20/2048		104,000	645
0.700% due 06/20/2051		11,000	66

			5,573

Total Japan (Cost $7,532)			6,173

		SHARES
LUXEMBOURG 0.6%

COMMON STOCKS 0.2%

Drillco Holding Lux SA «(c)		2,675	51

Drillco Holding Lux SA «(c)(j)		6,410	123

			174

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 0.4%

FORESEA Holding SA
7.500% due 06/15/2030 «		$113	100

Greensaif Pipelines Bidco SARL
6.510% due 02/23/2042		300	312

			412

Total Luxembourg (Cost $503)			586

MALAYSIA 0.6%

CORPORATE BONDS & NOTES 0.4%

Petronas Capital Ltd.
2.480% due 01/28/2032		$500	418

SOVEREIGN ISSUES 0.2%

Malaysia Government Investment Issue
4.369% due 10/31/2028	MYR	1,000	222

Total Malaysia (Cost $750)			640

NETHERLANDS 1.1%

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.1%

Domi BV
4.203% due 11/15/2052 •	EUR	320	350

Dutch Property Finance BV
3.892% due 07/28/2058 •		435	474

Jubilee Place BV
4.177% (EUR003M + 1.000%) due 10/17/2057 ~		266	290

Total Netherlands (Cost $1,223)			1,114

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW ZEALAND 0.1%

SOVEREIGN ISSUES 0.1%

New Zealand Government International Bond
1.500% due 05/15/2031	NZD	200	$98

Total New Zealand (Cost $140)			98

NORWAY 0.1%

SOVEREIGN ISSUES 0.1%

Kommunalbanken AS
1.900% due 01/19/2027	AUD	100	61

Total Norway (Cost $73)			61

POLAND 0.3%

SOVEREIGN ISSUES 0.3%

Poland Government International Bond
3.875% due 02/14/2033	EUR	200	217
4.875% due 10/04/2033		$100	98

Total Poland (Cost $313)			315

REPUBLIC OF KOREA 0.2%

SOVEREIGN ISSUES 0.2%

Korea Government International Bond
3.250% due 06/10/2033	KRW	299,390	220

Total Republic of Korea (Cost $222)			220

ROMANIA 0.9%

SOVEREIGN ISSUES 0.9%

Romania Government International Bond
1.375% due 12/02/2029	EUR	90	76
1.750% due 07/13/2030		200	167
2.000% due 04/14/2033		50	39
2.125% due 03/07/2028		100	95
2.750% due 04/14/2041		150	101
2.875% due 04/13/2042		100	67
5.000% due 09/27/2026		300	329

Total Romania (Cost $1,134)			874

SAUDI ARABIA 0.7%

SOVEREIGN ISSUES 0.7%

Saudi Government International Bond
3.250% due 10/22/2030		$200	182
4.750% due 01/18/2028		200	198
4.875% due 07/18/2033		300	300

Total Saudi Arabia (Cost $682)			680

SERBIA 0.1%

SOVEREIGN ISSUES 0.1%

Serbia Government International Bond
1.000% due 09/23/2028	EUR	100	85

Total Serbia (Cost $116)			85

SINGAPORE 0.1%

CORPORATE BONDS & NOTES 0.1%

Pfizer Investment Enterprises Pte. Ltd.
4.650% due 05/19/2030		$100	99

Total Singapore (Cost $100)			99

SOUTH KOREA 2.5%

SOVEREIGN ISSUES 2.5%

Korea Government International Bond
2.000% due 06/10/2031	KRW	228,560	154
2.125% due 06/10/2027		125,000	89

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.375% due 12/10/2027	KRW	150,000	$108
2.375% due 12/10/2028		1,298,600	922
2.625% due 06/10/2028		250,000	181
4.250% due 12/10/2032		1,084,050	859
5.500% due 03/10/2028		150,000	123

Total South Korea (Cost $2,838)			2,436

SPAIN 0.6%

SOVEREIGN ISSUES 0.6%

Spain Government International Bond
1.450% due 10/31/2071	EUR	75	40
3.450% due 07/30/2066		500	497

Total Spain (Cost $960)			537

SWITZERLAND 1.6%

CORPORATE BONDS & NOTES 1.6%

Credit Suisse AG
6.500% due 08/08/2023 (i)		$200	199

UBS Group AG
2.125% due 10/13/2026 •	EUR	200	204
4.177% (EUR003M + 1.000%) due 01/16/2026 ~		120	129
4.194% due 04/01/2031 •		$250	223
4.282% due 01/09/2028		250	231
6.537% due 08/12/2033 •		250	256
9.016% due 11/15/2033 •		250	300

Total Switzerland (Cost $1,600)			1,542

UNITED KINGDOM 7.4%

CORPORATE BONDS & NOTES 3.6%

Barclays PLC
4.972% due 05/16/2029 •		$400	378

Haleon U.K. Capital PLC
3.125% due 03/24/2025		300	287

HSBC Holdings PLC
2.251% due 11/22/2027 •		400	355
2.804% due 05/24/2032 •		400	324

Nationwide Building Society
2.972% due 02/16/2028 •		300	270

NatWest Group PLC
5.516% due 09/30/2028 •		300	294

NatWest Markets PLC
1.000% due 05/28/2024	EUR	100	106

Santander U.K. Group Holdings PLC
4.796% due 11/15/2024 •		$600	596
6.534% due 01/10/2029 •		200	202

Standard Chartered PLC
1.822% due 11/23/2025 •		200	187
2.608% due 01/12/2028 •		200	177
2.678% due 06/29/2032 •		400	314

			3,490

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.1%

Alba PLC
5.075% due 11/25/2042 •	GBP	195	241

Avon Finance PLC
5.809% due 09/20/2048 •		118	150

Eurosail PLC
5.940% (BP0003M + 0.950%) due 06/13/2045 ~		293	367

Residential Mortgage Securities PLC
6.159% due 06/20/2070 •		119	151

Ripon Mortgages PLC
5.491% due 08/28/2056 •		765	968

RMAC Securities PLC
5.154% due 06/12/2044 •		172	209

Stratton Mortgage Funding PLC
5.287% due 07/20/2060		195	248

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Towd Point Mortgage Funding
5.531% due 10/20/2051	GBP	104	$133
5.841% due 07/20/2045 •		235	299
6.216% due 02/20/2045 •		78	98

Trinity Square PLC
5.316% due 07/15/2059 •		127	162

			3,026

SOVEREIGN ISSUES 0.7%

United Kingdom Gilt
0.625% due 10/22/2050		400	207
1.250% due 07/31/2051		500	315
1.500% due 07/31/2053		100	66
1.750% due 01/22/2049		100	75

			663

Total United Kingdom (Cost $8,420)			7,179

UNITED STATES 69.7%

ASSET-BACKED SECURITIES 4.3%

Argent Securities Trust
5.450% due 07/25/2036 •		$325	86
5.470% due 05/25/2036 •		567	141

Avis Budget Rental Car Funding AESOP LLC
1.660% due 02/20/2028		300	260

Countrywide Asset-Backed Certificates Trust
4.473% due 07/25/2036 «~		3	3
5.290% due 07/25/2037 ^•		32	32
5.290% due 07/25/2037 •		41	37
7.025% due 07/25/2035 •		700	667

Credit-Based Asset Servicing & Securitization Mortgage Loan Trust
3.287% due 03/25/2037 ^þ		221	84

First Franklin Mortgage Loan Trust
6.425% due 07/25/2034 •		41	40

GSAA Home Equity Trust
6.050% due 08/25/2037 •		9	9

Home Equity Mortgage Loan Asset-Backed Trust
5.390% due 04/25/2037 •		211	137

LCCM Trust
6.461% due 12/13/2038 •		400	391

LMREC LLC
6.200% due 04/22/2037 •		49	48

MASTR Asset-Backed Securities Trust
5.360% due 05/25/2037 •		141	133

Morgan Stanley ABS Capital, Inc. Trust
5.380% due 10/25/2036 •		461	244

Morgan Stanley Mortgage Loan Trust
6.000% due 02/25/2037 ^«~		10	9

New Century Home Equity Loan Trust
3.720% due 06/20/2031 ~		256	227

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.780% due 02/25/2036 •		300	266

Option One Mortgage Loan Trust
5.290% due 03/25/2037 •		44	39

PRET LLC
1.843% due 09/25/2051 þ		226	206

Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ		363	127

SMB Private Education Loan Trust
1.290% due 07/15/2053		87	77
6.293% due 07/15/2053 •		43	43
6.517% due 02/16/2055 •		243	241

Structured Asset Investment Loan Trust
6.875% due 10/25/2034 •		232	231

Terwin Mortgage Trust
6.090% due 11/25/2033 •		3	3

Texas Natural Gas Securitization Finance Corp.
5.169% due 04/01/2041		100	103

Toyota Auto Loan Extended Note Trust
2.560% due 11/25/2031		300	291

			4,175

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 3.3%

Bayer U.S. Finance LLC
4.250% due 12/15/2025		$300	$289

Broadcom, Inc.
2.450% due 02/15/2031		100	81

Charter Communications Operating LLC
6.384% due 10/23/2035		200	195

Citigroup, Inc.
3.290% due 03/17/2026 •(j)		300	287

Credit Suisse AG AT1 Claim ^		300	12

Ford Motor Credit Co. LLC
5.584% due 03/18/2024		200	199

GA Global Funding Trust
2.250% due 01/06/2027		150	133

Goldman Sachs Group, Inc.
5.749% (SOFRRATE + 0.700%) due 01/24/2025 ~		200	200

Hyatt Hotels Corp.
1.300% due 10/01/2023		100	99

JPMorgan Chase & Co.
2.595% due 02/24/2026 •		100	95
4.080% due 04/26/2026 •		300	292

Morgan Stanley
2.630% due 02/18/2026 •		200	190

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		300	255

Oracle Corp.
1.650% due 03/25/2026 (j)		100	91

Organon & Co.
2.875% due 04/30/2028	EUR	100	95

Pacific Gas & Electric Co.
2.950% due 03/01/2026		$100	92
4.200% due 03/01/2029		100	90

Penske Truck Leasing Co. LP
3.950% due 03/10/2025		300	288

Principal Life Global Funding
1.375% due 01/10/2025		100	93

Rio Oil Finance Trust
9.250% due 07/06/2024		93	94

			3,170

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

CenturyLink, Inc.
7.467% due 03/15/2027		74	58

MUNICIPAL BONDS & NOTES 0.3%

Fresno County, California Revenue Bonds, (NPFGC Insured), Series 2004
0.000% due 08/15/2024 (e)		100	94

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
2.746% due 06/01/2034		200	163

			257

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.9%

Arbor Multifamily Mortgage Securities Trust
2.756% due 05/15/2053		200	171

Banc of America Funding Trust
5.577% due 04/20/2047 ^•		56	45
6.000% due 07/25/2037 ^		53	44

BCAP LLC Trust
5.570% due 05/25/2047 •		77	71

BWAY Mortgage Trust
6.443% due 09/15/2036 •		400	376

Chase Mortgage Finance Trust
3.962% due 03/25/2037 ^~		29	27
4.529% due 07/25/2037 ~		5	4

Citigroup Mortgage Loan Trust
2.500% due 05/25/2051 ~		682	553
4.041% due 04/25/2037 ^~		38	32

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.014% due 08/25/2035 ^~	$378	$352

Countrywide Home Loan Mortgage Pass-Through Trust
6.250% due 09/25/2036 ^	34	13

Credit Suisse Mortgage Capital Trust
2.500% due 07/25/2056 ~	82	67
6.543% due 10/15/2037 •	200	193

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.300% due 02/25/2047 •	155	95

Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
6.445% due 02/25/2036 ^þ	48	42

Extended Stay America Trust
6.274% due 07/15/2038 •	385	378

GCAT Trust
3.000% due 04/25/2052 ~	371	313

GreenPoint Mortgage Funding Trust
5.610% due 06/25/2045 •	40	29

GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	86	69
2.500% due 01/25/2052 ~	264	213
2.500% due 02/25/2052 ~	170	137
3.000% due 09/25/2052 ~	567	479

JP Morgan Alternative Loan Trust
3.790% due 12/25/2036 «~	6	5

JP Morgan Mortgage Trust
2.500% due 12/25/2051 ~	259	210
3.000% due 12/25/2051 ~	256	216
3.000% due 01/25/2052 ~	594	501
3.000% due 03/25/2052 ~	540	456
3.000% due 04/25/2052 ~	578	488
3.000% due 05/25/2052 ~	864	729

Merrill Lynch Mortgage Investors Trust
3.738% due 03/25/2036 ^~	111	62

Morgan Stanley Mortgage Loan Trust
4.208% due 09/25/2035 ^~	44	16
4.271% due 05/25/2036 ^~	69	41

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	140	129
2.750% due 11/25/2059 ~	96	89

NYO Commercial Mortgage Trust
6.356% due 11/15/2038 •	300	273

OBX Trust
3.000% due 01/25/2052 ~	271	228

PHH Alternative Mortgage Trust
6.000% due 05/25/2037 ^«	22	19

PMT Loan Trust
2.500% due 07/25/2051 ~	257	208

Prime Mortgage Trust
6.000% due 06/25/2036 ^«	2	1

Residential Accredit Loans, Inc. Trust
5.410% due 02/25/2037 «•	1	2
6.000% due 06/25/2036	52	42

Residential Funding Mortgage Securities, Inc. Trust
6.000% due 06/25/2037 ^«	21	15

Starwood Mortgage Trust
6.243% due 04/15/2034 •	400	393

Structured Asset Securities Corp.
5.430% due 01/25/2036 •	34	27

Towd Point Mortgage Trust
2.710% due 01/25/2060 ~	116	107
2.900% due 10/25/2059 ~	425	391

UWM Mortgage Trust
2.500% due 11/25/2051 ~	356	287

WaMu Mortgage Pass-Through Certificates Trust
3.626% due 09/25/2036 ~	16	14

		8,652

U.S. GOVERNMENT AGENCIES 44.2%

Fannie Mae
3.500% due 01/01/2059	91	84
5.550% due 06/25/2036 •	3	3

Fannie Mae, TBA
5.500% due 09/01/2053	7,700	7,662
6.000% due 08/01/2053	6,500	6,556
6.500% due 07/01/2053 - 08/01/2053	8,300	8,474

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	17

Schedule of Investments	PIMCO Global Core Bond (Hedged) Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Freddie Mac
0.000% due 01/15/2038 ~(a)	$63	$3
3.000% due 02/01/2046	193	174
3.500% due 11/01/2047 - 04/01/2048	169	156
4.348% due 01/15/2038 •	63	61
4.442% due 09/01/2037 •	125	127

Ginnie Mae
5.021% due 09/20/2066 •	298	296
5.394% due 09/20/2066 ~	247	250

Uniform Mortgage-Backed Security
2.500% due 02/01/2051 - 01/01/2052	449	382
3.000% due 10/01/2049	140	125
3.500% due 10/01/2034 - 07/01/2050	209	195
4.000% due 06/01/2050	61	58

Uniform Mortgage-Backed Security, TBA
2.500% due 08/01/2053	1,900	1,614
3.000% due 08/01/2053	100	88
3.500% due 08/01/2053	600	547
4.000% due 08/01/2053	1,500	1,409
4.500% due 08/01/2053	7,300	7,022
5.000% due 09/01/2053	5,800	5,687
6.000% due 07/01/2053	1,900	1,917

		42,890

U.S. TREASURY OBLIGATIONS 8.6%

U.S. Treasury Bonds
1.625% due 11/15/2050	650	404
1.875% due 02/15/2041	1,700	1,236
4.000% due 11/15/2052	200	205

U.S. Treasury Inflation Protected Securities (g)
0.125% due 04/15/2025	763	726
0.125% due 07/15/2031	453	402

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.125% due 01/15/2032		$438	$386
0.250% due 01/15/2025		897	860
0.500% due 01/15/2028		1,845	1,726
1.125% due 01/15/2033		560	537

U.S. Treasury Notes
0.375% due 09/30/2027		200	170
2.875% due 04/30/2025 (n)		1,600	1,541
3.500% due 02/15/2033		100	98

			8,291

Total United States (Cost $70,823)			67,493

SHORT-TERM INSTRUMENTS 25.0%

COMMERCIAL PAPER 0.6%

AT&T, Inc.
5.700% due 03/19/2024		$250	239

Conagra Brands, Inc.
5.750% due 07/05/2023		300	300

			539

REPURCHASE AGREEMENTS (k) 0.5%

			522

ARGENTINA TREASURY BILLS 0.0%
(24.751)% due 10/18/2023 - 11/23/2023 (d)(e)	ARS	7,236	16

HUNGARY TREASURY BILLS 0.2%
16.220% due 07/06/2023 (e)(f)	HUF	65,000	190

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JAPAN TREASURY BILLS 23.7%
(0.163)% due 07/03/2023 - 10/02/2023 (b)(d)(e)	JPY	3,310,000	$22,942

Total Short-Term Instruments (Cost $25,571)			24,209

Total Investments in Securities (Cost $143,796)			131,905

		SHARES
INVESTMENTS IN AFFILIATES 5.7%

SHORT-TERM INSTRUMENTS 5.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.7%

PIMCO Short Asset Portfolio		73,732	710

PIMCO Short-Term Floating NAV Portfolio III		493,045	4,794

Total Short-Term Instruments (Cost $5,526)			5,504

Total Investments in Affiliates (Cost $5,526)			5,504

Total Investments 141.8% (Cost $149,322)			$137,409

Financial Derivative Instruments (l)(m) 1.8% (Cost or Premiums, net $254)			1,706

Other Assets and Liabilities, net (43.6)%			(42,190)

Net Assets 100.0%			$96,925

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.

(j)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup, Inc. 3.290% due 03/17/2026	03/10/2022	$300	$287	0.30%
Deutsche Bank AG 3.729% due 01/14/2032	01/11/2021	200	151	0.16
Drillco Holding Lux SA	06/08/2023	128	123	0.13
Oracle Corp. 1.650% due 03/25/2026	03/22/2021	100	91	0.09

		$728	$652	0.68%

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(k)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.400%	06/30/2023	07/03/2023	$522	U.S. Treasury Notes 4.625% due 06/30/2025	$(532)	$522	$522

Total Repurchase Agreements						$(532)	$522	$522

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
United States (7.5)%
U.S. Government Agencies (7.5)%
Fannie Mae, TBA	2.000%	07/01/2038	$1,900	$(1,685)	$(1,684)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2053	6,800	(5,579)	(5,555)

Total Short Sales (7.5)%				$(7,264)	$(7,239)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale- Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$522	$0	$0	$522	$(532)	$(10)

Total Borrowings and Other Financing Transactions	$522	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(21) at a weighted average interest rate of 5.150%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August 2023 Futures	$111.500	07/21/2023	2	$2	$(1)	$(1)
Call - CBOT U.S. Treasury 10-Year Note August 2023 Futures	115.500	07/21/2023	2	2	(1)	0
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.500	12/15/2023	2	5	(2)	(9)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	2	5	(1)	0

Total Written Options					$(5)	$(10)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract March Futures	06/2024	30	$7,116	$(1)	$2	$0
Euro-Bund September Futures	09/2023	2	292	2	0	(2)
U.S. Treasury 5-Year Note September Futures	09/2023	3	321	(6)	0	0
U.S. Treasury 10-Year Note September Futures	09/2023	20	2,245	(39)	3	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2023	8	1,090	12	10	0

				$(32)	$15	$(2)

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	19

Schedule of Investments	PIMCO Global Core Bond (Hedged) Portfolio	(Cont.)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract June Futures	09/2024	10	$(2,381)	$4	$0	$0
3-Month SOFR Active Contract September Futures	12/2024	20	(4,782)	0	1	0
Australia Government 3-Year Bond September Futures	09/2023	5	(352)	2	2	0
Australia Government 10-Year Bond September Futures	09/2023	6	(464)	2	5	0
Canada Government 10-Year Bond September Futures	09/2023	1	(92)	2	0	(1)
Euro-Bobl September Futures	09/2023	65	(8,207)	107	35	0
Euro-BTP Italy Government Bond September Futures	09/2023	25	(2,855)	25	7	0
Euro-BTP September Futures	09/2023	2	(253)	(2)	2	0
Euro-Oat September Futures	09/2023	43	(6,025)	33	46	(3)
Euro-Schatz September Futures	09/2023	52	(5,949)	12	10	0
Japan Government 10-Year Bond September Futures	09/2023	1	(1,029)	(4)	1	0
U.S. Treasury Ultra 10-Year Note September Futures	09/2023	6	(711)	8	0	(2)
United Kingdom Long Gilt September Futures	09/2023	21	(2,542)	23	18	0

				$212	$127	$(6)

Total Futures Contracts				$180	$142	$(8)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
Reference Entity										Asset	Liability
AT&T, Inc.	1.000%	Quarterly	12/20/2023	0.455%	$	100	$1	$(1)	$0	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-40 10-Year Index	(1.000)%	Quarterly	06/20/2033	$	8,150	$111	$(85)	$26	$0	$(27)
iTraxx Europe Main 39 10-Year Index	(1.000)	Quarterly	06/20/2033	EUR	1,700	40	(24)	16	0	(5)

						$151	$(109)	$42	$0	$(32)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-40 5-Year Index	1.000%	Quarterly	06/20/2028	$	10,400	$109	$50	$159	$14	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/20/2025	GBP	1,100	$(9)	$(41)	$(50)	$0	$(4)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/20/2028		800	(4)	(51)	(55)	0	(5)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/20/2033		7,000	(191)	(374)	(565)	0	(57)
Pay	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	03/15/2028	INR	25,780	0	2	2	0	(1)
Receive	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	03/16/2032		16,400	17	(15)	2	1	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2026	JPY	110,000	(10)	6	(4)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2031		180,000	(17)	(31)	(48)	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	08/17/2031		50,000	0	13	13	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		210,000	(51)	(3)	(54)	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		120,000	(41)	105	64	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		20,000	21	(1)	20	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.700	Annual	03/15/2052		10,000	1	5	6	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		50,000	2	20	22	2	0
Receive(6)	1-Day JPY-MUTKCALM Compounded-OIS	1.200	Annual	09/20/2053		7,000	(2)	0	(2)	0	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	3.000	Semi-Annual	03/15/2028	SGD	440	3	(8)	(5)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	08/25/2023	$	1,050	0	(15)	(15)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	08/31/2023		1,300	0	(18)	(18)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	09/15/2023		2,300	0	(33)	(33)	0	(1)

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.789%	Quarterly	03/07/2024	$	700	$0	$3	$3	$0	$0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.789	Quarterly	03/07/2024		700	2	(6)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.400	Annual	06/21/2024		1,600	(3)	(43)	(46)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.298	Semi-Annual	08/25/2024		1,050	(14)	65	51	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.249	Semi-Annual	08/31/2024		1,300	(17)	80	63	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.433	Quarterly	09/06/2024		2,400	0	25	25	0	(1)
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.433	Quarterly	09/06/2024		2,400	8	(36)	(28)	1	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.427	Quarterly	09/27/2024		600	0	6	6	0	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.427	Quarterly	09/27/2024		600	0	(7)	(7)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.409	Quarterly	10/04/2024		1,800	0	23	23	0	(1)
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.409	Quarterly	10/04/2024		1,800	0	(22)	(22)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.159	Annual	03/31/2025		2,400	(6)	39	33	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.150	Annual	05/13/2025		10,200	17	100	117	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.200	Annual	05/13/2025		700	0	8	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		1,500	7	23	30	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		8,472	(29)	45	16	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		6,000	2	301	303	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	12/15/2026		1,100	5	131	136	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026		2,300	(20)	262	242	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		2,100	79	160	239	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		3,370	254	37	291	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		1,100	15	18	33	0	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.752	Annual	10/03/2028		500	0	(1)	(1)	0	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.850	Annual	10/03/2028		500	0	1	1	0	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.810	Annual	10/05/2028		600	0	1	1	1	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028		900	1	(108)	(107)	1	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		2,351	(28)	21	(7)	0	(1)
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.518	Semi-Annual	01/20/2029		200	0	(25)	(25)	0	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/20/2029		600	(1)	(71)	(72)	0	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/26/2029		100	0	(12)	(12)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		270	(27)	(13)	(40)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.454	Annual	06/30/2029		700	0	(12)	(12)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.898	Annual	06/30/2029		700	0	4	4	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029		100	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029		300	(2)	(12)	(14)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.163	Annual	09/30/2029		700	0	(26)	(26)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	09/30/2029		1,500	0	(51)	(51)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030		300	(1)	(5)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030		400	(1)	(4)	(5)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.695	Annual	11/15/2031		1,700	(3)	(262)	(265)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.070	Annual	11/15/2032		400	0	18	18	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.083	Annual	11/15/2032		800	0	35	35	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.086	Annual	11/15/2032		600	6	20	26	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.089	Annual	11/15/2032		370	0	16	16	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.104	Annual	11/15/2032		600	0	25	25	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.106	Annual	11/15/2032		500	0	21	21	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.139	Annual	11/15/2032		600	0	24	24	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.173	Annual	11/15/2032		100	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.174	Annual	11/15/2032		600	0	22	22	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		367	(2)	0	(2)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.445	Annual	10/03/2038		400	0	0	0	0	(2)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.533	Annual	10/03/2038		400	0	(4)	(4)	0	(2)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.490	Annual	10/05/2038		400	0	(2)	(2)	0	(2)
Pay(6)	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/15/2051		900	71	(307)	(236)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		830	219	5	224	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		390	(23)	(9)	(32)	4	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.165	Annual	10/03/2053		100	0	0	0	1	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.240	Annual	10/03/2053		100	0	2	2	1	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.203	Annual	10/05/2053		200	0	2	2	2	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		560	10	4	14	6	0
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025	CAD	1,700	30	(128)	(98)	1	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		500	14	(40)	(26)	0	0
Receive	3-Month CAD-Bank Bill	3.250	Semi-Annual	03/15/2028		700	(2)	25	23	0	(2)
Pay	3-Month CAD-Bank Bill	1.713	Semi-Annual	10/02/2029		300	15	(45)	(30)	1	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		2,700	(6)	(291)	(297)	12	0
Receive	3-Month CAD-Bank Bill	3.250	Semi-Annual	03/15/2033		700	0	26	26	0	(4)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027	CHF	300	(1)	(19)	(20)	0	(1)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		300	0	(20)	(20)	0	(1)

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	21

Schedule of Investments	PIMCO Global Core Bond (Hedged) Portfolio	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	3-Month CNY-CNREPOFIX	2.500%	Quarterly	12/21/2027	CNY	4,600	$(6)	$10	$4	$1	$0
Pay	3-Month CNY-CNREPOFIX	2.750	Quarterly	06/21/2028		800	1	1	2	0	0
Pay	3-Month KRW-KORIBOR	3.250	Quarterly	03/15/2028	KRW	5,823,769	28	(80)	(52)	0	(12)
Receive	3-Month KRW-KORIBOR	3.250	Quarterly	03/15/2033		23,133	0	0	0	0	0
Receive(6)	3-Month KRW-KORIBOR	3.250	Quarterly	09/20/2033		589,390	5	1	6	2	0
Pay	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024	NZD	7,700	(19)	(65)	(84)	0	(3)
Pay(6)	3-Month NZD-BBR	4.750	Semi-Annual	03/20/2025		3,100	(1)	(10)	(11)	0	(3)
Pay(6)	3-Month NZD-BBR	5.250	Semi-Annual	03/20/2025		3,000	(1)	(2)	(3)	0	(3)
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027		700	(4)	(13)	(17)	0	(2)
Pay	3-Month SEK-STIBOR	1.000	Annual	06/19/2029	SEK	1,100	8	(20)	(12)	0	(1)
Receive	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	03/15/2028	THB	31,740	(3)	11	8	0	0
Receive	3-Month USD-LIBOR	4.409	Quarterly	07/04/2023	$	1,800	0	4	4	0	0
Pay	3-Month USD-LIBOR	4.409	Quarterly	07/04/2023		1,800	0	(4)	(4)	0	0
Pay	3-Month USD-LIBOR	4.433	Quarterly	07/06/2023		2,400	0	(2)	(2)	0	0
Pay	3-Month USD-LIBOR	4.789	Quarterly	07/07/2023		700	0	0	0	0	0
Pay	3-Month USD-LIBOR	1.518	Semi-Annual	07/20/2023		200	0	(1)	(1)	0	0
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	07/20/2023		600	0	(3)	(3)	0	0
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	07/26/2023		100	0	(1)	(1)	0	0
Pay	3-Month USD-LIBOR	4.427	Quarterly	07/27/2023		600	0	0	0	0	0
Receive	3-Month USD-LIBOR	0.000	Quarterly	08/25/2023		1,050	0	15	15	1	0
Receive	3-Month USD-LIBOR	0.000	Quarterly	08/31/2023		1,300	0	19	19	1	0
Receive	3-Month USD-LIBOR	4.433	Quarterly	09/06/2023		2,400	0	7	7	0	0
Receive	3-Month USD-LIBOR	4.789	Quarterly	09/07/2023		700	0	2	2	0	0
Receive	3-Month USD-LIBOR	0.000	Quarterly	09/15/2023		2,300	0	33	33	1	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	09/15/2023		900	0	(10)	(10)	0	0
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	09/15/2023		900	0	(8)	(8)	0	0
Receive	3-Month USD-LIBOR	4.427	Quarterly	09/27/2023		600	0	2	2	0	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	500	(1)	(31)	(32)	0	(2)
Pay(6)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/15/2032		300	0	(2)	(2)	0	(1)
Pay(6)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/15/2032		5,600	(7)	11	4	0	(18)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2033		1,800	21	(35)	(14)	0	(13)
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	06/21/2033		900	3	(24)	(21)	0	(6)
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	1,600	6	(17)	(11)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/05/2024	EUR	1,000	(2)	(16)	(18)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/06/2024		500	(1)	(8)	(9)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/13/2024		1,500	(3)	(24)	(27)	0	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	04/26/2024		300	(1)	(4)	(5)	0	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	04/28/2024		400	(1)	(6)	(7)	0	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	05/03/2024		300	(1)	(4)	(5)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	05/16/2024		400	(1)	(7)	(8)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	05/17/2024		200	0	(4)	(4)	0	0
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024		100	0	(5)	(5)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	11/23/2024		2,300	(75)	(43)	(118)	0	(2)
Pay(6)	6-Month EUR-EURIBOR	3.500	Annual	09/20/2025		4,900	(14)	(18)	(32)	0	(11)
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027		4,280	28	(28)	0	0	(10)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		200	(1)	(21)	(22)	0	(1)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		300	(2)	(32)	(34)	0	(1)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		200	(1)	(21)	(22)	0	(1)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		400	(1)	(38)	(39)	0	(2)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		200	(1)	(19)	(20)	0	(1)
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2028		13,090	(115)	(19)	(134)	0	(60)
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	03/15/2033		1,910	(20)	(5)	(25)	4	0
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033		13,490	(48)	70	22	0	(86)
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2036		100	5	30	35	1	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		650	(11)	(40)	(51)	0	(4)
Receive(6)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		50	0	22	22	0	0
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		100	0	55	55	1	0
Receive(6)	6-Month EUR-EURIBOR	2.500	Annual	09/20/2053		3,100	53	(44)	9	22	0
Pay	28-Day MXN-TIIE	4.870	Lunar	07/07/2025	MXN	3,600	(1)	(18)	(19)	0	0
Pay(6)	CAONREPO Index	3.500	Annual	05/10/2025	CAD	14,100	(19)	(86)	(105)	11	0
Pay	CAONREPO Index	3.250	Semi-Annual	06/21/2033		1,700	(30)	9	(21)	11	0
Receive	CAONREPO Index	3.250	Semi-Annual	06/21/2053		200	2	(3)	(1)	0	(3)

							$56	$(961)	$(905)	$111	$(353)

Total Swap Agreements							$317	$(1,021)	$(704)	$125	$(385)

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)		Total	Market Value		Variation Margin Liability				Total
	Purchased Options	Futures	Swap Agreements		Written Options		Futures		Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$142	$126	$268		$(10)		$(8)		$(385)	$(403)

Cash of $3,429 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin asset of $1 for closed swap agreements is outstanding at period end.

(m)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2023		$12	AUD	18	$0	$0
	08/2023	AUD	18		$12	0	0

BOA	07/2023	DKK	3,857		557	0	(8)
	07/2023	EUR	117		127	0	(1)
	07/2023	NZD	174		106	0	(1)
	07/2023		$102	CAD	138	2	0
	07/2023		1,029	DKK	6,994	0	(4)
	07/2023		427	NOK	4,690	10	0
	08/2023	DKK	6,983		$1,029	4	0
	09/2023	CLP	108,349		133	0	(2)
	09/2023	HKD	419		54	0	0
	09/2023	JPY	210,000		1,533	63	0
	09/2023	KRW	426,291		336	12	0
	09/2023	TWD	8,934		294	7	0
	09/2023		$181	INR	15,011	1	0
	09/2023		55	PEN	202	0	0

BPS	07/2023	AUD	61		$41	1	0
	07/2023	CAD	141		106	0	(1)
	07/2023	JPY	246,942		1,777	66	0
	07/2023	MYR	525		114	1	0
	07/2023	NOK	1,097		102	0	0
	07/2023		$115	AUD	173	1	0
	07/2023		8,312	EUR	7,585	0	(35)
	08/2023	AUD	13		$9	0	0
	08/2023	CNH	4,137		585	14	0
	08/2023	EUR	7,105		7,796	32	0
	08/2023	NZD	69		42	0	(1)
	08/2023	TWD	4,472		146	3	0
	08/2023		$102	NOK	1,096	0	0

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	23

Schedule of Investments	PIMCO Global Core Bond (Hedged) Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BRC	07/2023	GBP	62	NOK	77	$0	$(2)
	07/2023	JPY	810,000		6,284	667	0
	07/2023	MYR	44		10	0	0
	07/2023		$118	GBP	95	3	0
	09/2023	IDR	4,585		$0	0	0
	09/2023	ILS	148		41	1	0
	09/2023		$44	PEN	161	0	0
	10/2023	JPY	640,000		$4,482	0	(16)
	04/2024		90,002		736	85	0
	05/2024		40,000		323	33	0

CBK	07/2023	CAD	1,035		759	0	(22)
	07/2023	NZD	103		63	0	0
	07/2023		$230	CLP	186,301	2	0
	07/2023		108	EUR	101	2	0
	07/2023		279	GBP	219	0	(1)
	07/2023		18	NOK	204	1	0
	07/2023		279	PEN	1,023	3	0
	08/2023	CAD	57		$43	0	0
	08/2023	CLP	84,227		103	0	(1)
	08/2023	TWD	4,656		152	3	0
	08/2023		$105	AUD	158	1	0
	09/2023	CNH	1,660		$233	3	0
	09/2023		$3	KRW	4,179	0	0
	09/2023		197	THB	6,782	0	(4)
	10/2023		1	CLP	413	0	0
	11/2023	ILS	886		$265	24	0

CLY	07/2023	DKK	11,334		1,636	0	(25)

FAR	07/2023		$0	CLP	286	0	0

GLM	07/2023	ILS	783		$233	21	0
	07/2023	NOK	6,765		628	0	(3)
	07/2023	PEN	664		182	0	(1)
	08/2023	CNH	1,459		209	8	0
	08/2023		$628	NOK	6,759	3	0
	08/2023		84	PEN	308	0	0
	09/2023		97		358	1	0
	09/2023		381	SGD	509	0	(3)
	09/2023		1	THB	34	0	0

JPM	07/2023	KRW	1,130,936		$885	26	0
	07/2023	SGD	130		98	2	0
	07/2023		$110	CAD	146	0	0
	07/2023		588	JPY	84,095	0	(5)
	08/2023	CNH	104		$15	0	0
	08/2023	JPY	83,738		588	5	0
	08/2023		$14	HUF	4,794	0	0
	09/2023	ILS	142		$40	2	0
	09/2023	PEN	1,665		452	0	(4)
	09/2023		$0	IDR	1,605	0	0
	09/2023		34	INR	2,829	0	0
	09/2023		81	THB	2,768	0	(2)
	12/2023		31	INR	2,558	0	0
	10/2024	JPY	40,000		$321	24	0

MBC	07/2023	GBP	3,694		4,585	3	(109)
	07/2023	JPY	340,000		2,603	240	0
	07/2023	SGD	20		15	0	0
	07/2023		$437	CAD	581	2	(1)
	07/2023		61	EUR	57	1	0
	07/2023		182	GBP	146	4	0
	08/2023	JPY	480,000		$3,514	163	0
	09/2023	KRW	790,220		620	18	0
	03/2024	JPY	80,002		654	78	0
	10/2024		100,000		802	59	0

MYI	07/2023	GBP	79		98	0	(2)
	07/2023	IDR	24,875		2	0	0
	07/2023		$914	DKK	6,238	0	0
	07/2023		2	IDR	24,875	0	0
	08/2023	DKK	6,227		$914	0	0
	08/2023	TWD	6,739		222	5	0
	09/2023	IDR	24,896		2	0	0
	09/2023	KRW	888,080		694	17	0
	09/2023		$94	IDR	1,410,623	0	(1)
	09/2023		37	THB	1,262	0	(1)

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2024	JPY	50,000		$409	$37	$0

NGF	09/2023	SGD	327		245	3	0
	12/2023		$328	INR	27,066	0	0

RBC	07/2023		98	CAD	132	1	0
	08/2023	MXN	71		$4	0	0

SCX	07/2023	CAD	146		110	0	0
	07/2023	MYR	524		114	1	0
	07/2023	NZD	454		275	0	(3)
	07/2023		$18	AUD	27	0	0
	08/2023	AUD	27		$18	0	0
	08/2023	TWD	1,519		50	1	0
	08/2023		$110	CAD	146	0	0
	09/2023	CNH	378		$53	1	0
	09/2023	TWD	7,469		245	5	0
	09/2023		$221	IDR	3,307,094	0	(2)
	09/2023		21	INR	1,769	0	0
	09/2023		203	KRW	258,143	0	(6)
	09/2023		73	PEN	268	1	0
	09/2023		171	THB	5,900	0	(3)

SOG	07/2023	AUD	24		$16	0	0
	07/2023	EUR	7,570		8,143	0	(117)

SSB	07/2023	CLP	186,854		233	0	0
	07/2023	JPY	550,000		4,171	344	0
	08/2023		280,000		2,109	157	0
	08/2023		$233	CLP	187,394	0	0
	09/2023	KRW	620,545		$478	6	0
	09/2023		$392	BRL	1,989	19	0

TOR	07/2023		22	AUD	33	0	0
	07/2023		245	CAD	325	0	(1)
	07/2023		4,289	GBP	3,375	0	(2)
	07/2023		1,131	JPY	162,836	0	(2)
	07/2023		445	NZD	731	3	0
	08/2023	AUD	33		$22	0	0
	08/2023	CAD	325		245	0	0
	08/2023	GBP	3,375		4,290	2	0
	08/2023	JPY	162,145		1,131	2	0
	08/2023	NZD	731		445	0	(4)

UAG	07/2023	AUD	25		16	0	0
	07/2023		$11	AUD	16	0	0
	07/2023		296	NOK	3,281	9	0
	08/2023	AUD	16		$11	0	0
	08/2023	DKK	1,956		285	0	(2)
	08/2023		$28	CNH	196	0	(1)
	08/2023		29	NOK	309	0	0
	09/2023	CNH	502	THB	2,431	0	(1)
	09/2023	ILS	123		$34	1	0
	09/2023	SGD	95		71	1	0
	09/2023		$172	INR	14,201	1	0

Total Forward Foreign Currency Contracts						$2,322	$(400)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180%	01/11/2024	500	$14	$51

NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750	06/20/2024	7,500	19	26

							$ 33	$77

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2052	EUR	97.000	05/23/2025	200	$15	$84

Total Purchased Options						$48	$161

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	25

Schedule of Investments	PIMCO Global Core Bond (Hedged) Portfolio	(Cont.)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	300	$(1)	$0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	300	(1)	(4)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.310	01/11/2024	4,100	(13)	(99)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.380	07/31/2023	300	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.780	07/31/2023	300	(1)	(1)

BPS	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	200	(15)	(77)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	07/03/2023	100	(1)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	07/03/2023	100	(1)	0

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	200	(1)	(4)

	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.330	08/01/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.730	08/01/2023	100	0	0

GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	100	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	100	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	100	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	100	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	200	(1)	(4)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	100	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	200	(1)	(4)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	100	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	200	(1)	(3)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	200	(1)	(3)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	200	(1)	(3)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	500	(4)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	500	(4)	(9)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	100	(1)	(2)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	07/27/2023	100	0	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.850	07/27/2023	100	0	0

JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.820	12/16/2024	1,200	(8)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	07/10/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	07/10/2023	100	0	0

MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	100	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	07/06/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	07/06/2023	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.270	07/24/2023	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.670	07/24/2023	200	(1)	(1)

NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	200	(1)	(4)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	200	(1)	(4)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	200	(1)	(4)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	200	(1)	(3)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250	06/20/2024	7,500	(9)	(15)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	200	(1)	(1)

	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	200	(1)	(1)

Total Written Options							$(99)	$(264)

26	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.368%	$200	$(5)	$7	$2	$0

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(6)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD 700	$527	$3	$(2)	$1	$0

CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	800	552	0	2	2	0

GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	700	483	(2)	1	0	(1)

							$1	$1	$3	$(1)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive	3-Month MYR-KLIBOR	3.500%	Quarterly	03/15/2028	MYR	5,351	$(1)	$9	$8	$0
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	03/15/2033		2,150	(1)	6	5	0

BPS	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/15/2028		1,317	(1)	3	2	0

GLM	Receive	3-Month MYR-KLIBOR	3.635	Quarterly	04/05/2024		1,775	0	0	0	0
	Receive	3-Month MYR-KLIBOR	3.545	Quarterly	05/05/2028		893	0	1	1	0
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	03/15/2033		387	1	0	1	0

NGF	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/15/2028		1,058	(1)	2	1	0

								$(3)	$21	$18	$0

Total Swap Agreements								$(7)	$29	$23	$(1)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$0	$0	$1	$1	$0	$0	$0	$0	$1	$0	$1
BOA	99	51	13	163	(16)	(106)	0	(122)	41	0	41
BPS	118	84	2	204	(37)	(77)	0	(114)	90	(260)	(170)
BRC	789	0	2	791	(18)	0	0	(18)	773	(550)	223
CBK	39	0	2	41	(28)	0	0	(28)	13	0	13
CLY	0	0	0	0	(25)	0	0	(25)	(25)	0	(25)
DUB	0	0	0	0	0	(4)	0	(4)	(4)	0	(4)
GLM	33	0	2	35	(7)	(41)	(1)	(49)	(14)	0	(14)
JPM	59	0	0	59	(11)	(1)	0	(12)	47	0	47
MBC	568	0	0	568	(110)	0	0	(110)	458	(260)	198
MYC	0	0	0	0	0	(3)	0	(3)	(3)	0	(3)
MYI	59	0	0	59	(4)	0	0	(4)	55	19	74

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	27

Schedule of Investments	PIMCO Global Core Bond (Hedged) Portfolio	(Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
NGF	$3	$26	$1	$30	$0	$(32)	$0	$(32)	$(2)	$0	$(2)
RBC	1	0	0	1	0	0	0	0	1	0	1
SCX	9	0	0	9	(14)	0	0	(14)	(5)	0	(5)
SOG	0	0	0	0	(117)	0	0	(117)	(117)	0	(117)
SSB	526	0	0	526	0	0	0	0	526	(290)	236
TOR	7	0	0	7	(9)	0	0	(9)	(2)	0	(2)
UAG	12	0	0	12	(4)	0	0	(4)	8	0	8

Total Over the Counter	$2,322	$161	$23	$2,506	$(400)	$(264)	$(1)	$(665)

(n)

Securities with an aggregate market value of $19 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$142	$142
Swap Agreements	0	14	0	0	112	126

	$0	$14	$0	$0	$254	$268

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,322	$0	$2,322
Purchased Options	0	0	0	0	161	161
Swap Agreements	0	2	0	3	18	23

	$0	$2	$0	$2,325	$179	$2,506

	$0	$16	$0	$2,325	$433	$2,774

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$10	$10
Futures	0	0	0	0	8	8
Swap Agreements	0	32	0	0	353	385

	$0	$32	$0	$0	$371	$403

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$400	$0	$400
Written Options	0	0	0	0	264	264
Swap Agreements	0	0	0	1	0	1

	$0	$0	$0	$401	$264	$665

	$0	$32	$0	$401	$635	$1,068

28	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended June 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1 3	$1 3
Futures	0	0	0	0	79 8	79 8
Swap Agreements	0	(161)	0	0	(639)	(800)

	$0	$(161)	$0	$0	$17 2	$1 1

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(939)	$0	$(939)
Written Options	0	0	0	0	48	48
Swap Agreements	0	20	0	0	9	29

	$0	$20	$0	$(939)	$57	$(862)

	$0	$(141)	$0	$(939)	$229	$(851)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(2)	$(2)
Futures	0	0	0	0	(499)	(499)
Swap Agreements	0	87	0	0	659	746

	$0	$87	$0	$0	$158	$245

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,930	$0	$3,930
Purchased Options	0	0	0	0	7	7
Written Options	0	0	0	0	2	2
Swap Agreements	0	(25)	0	0	(11)	(36)

	$0	$(25)	$0	$3,930	$(2)	$3,903

	$0	$62	$0	$3,930	$156	$4,148

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$17	$0	$17
Australia
Sovereign Issues	0	911	0	911
Canada
Corporate Bonds & Notes	0	167	0	167
Sovereign Issues	0	102	0	102
Cayman Islands
Asset-Backed Securities	0	5,716	0	5,716
Corporate Bonds & Notes	0	191	0	191
Sovereign Issues	0	204	0	204
China
Sovereign Issues	0	14	0	14
Denmark
Corporate Bonds & Notes	0	2,140	0	2,140
France
Corporate Bonds & Notes	0	1,115	0	1,115
Sovereign Issues	0	1,435	0	1,435
Germany
Corporate Bonds & Notes	0	1,524	0	1,524
Hungary
Sovereign Issues	0	205	0	205
Ireland
Asset-Backed Securities	0	1,805	0	1,805
Corporate Bonds & Notes	0	188	0	188
Israel
Sovereign Issues	0	708	0	708
Italy
Corporate Bonds & Notes	0	552	0	552

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Sovereign Issues	$0	$570	$0	$570
Japan
Corporate Bonds & Notes	0	600	0	600
Sovereign Issues	0	5,573	0	5,573
Luxembourg
Common Stocks	0	0	174	174
Corporate Bonds & Notes	0	312	100	412
Malaysia
Corporate Bonds & Notes	0	418	0	418
Sovereign Issues	0	222	0	222
Netherlands
Non-Agency Mortgage-Backed Securities	0	1,114	0	1,114
New Zealand
Sovereign Issues	0	98	0	98
Norway
Sovereign Issues	0	61	0	61
Poland
Sovereign Issues	0	315	0	315
Republic of Korea
Sovereign Issues	0	220	0	220
Romania
Sovereign Issues	0	874	0	874
Saudi Arabia
Sovereign Issues	0	680	0	680
Serbia
Sovereign Issues	0	85	0	85
Singapore
Corporate Bonds & Notes	0	99	0	99
South Korea
Sovereign Issues	0	2,436	0	2,436

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	29

Schedule of Investments	PIMCO Global Core Bond (Hedged) Portfolio	(Cont.)	June 30, 2023	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Spain
Sovereign Issues	$0	$537	$0	$537
Switzerland
Corporate Bonds & Notes	0	1,542	0	1,542
United Kingdom
Corporate Bonds & Notes	0	3,490	0	3,490
Non-Agency Mortgage-Backed Securities	0	3,026	0	3,026
Sovereign Issues	0	663	0	663
United States
Asset-Backed Securities	0	4,163	12	4,175
Corporate Bonds & Notes	0	3,170	0	3,170
Loan Participations and Assignments	0	58	0	58
Municipal Bonds & Notes	0	257	0	257
Non-Agency Mortgage-Backed Securities	0	8,610	42	8,652
U.S. Government Agencies	0	42,890	0	42,890
U.S. Treasury Obligations	0	8,291	0	8,291
Short-Term Instruments
Commercial Paper	0	539	0	539
Repurchase Agreements	0	522	0	522
Argentina Treasury Bills	0	16	0	16
Hungary Treasury Bills	0	190	0	190
Japan Treasury Bills	0	22,942	0	22,942

	$0	$131,577	$328	$131,905

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$5,504	$0	$0	$5,504

Total Investments	$5,504	$131,577	$328	$137,409

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(7,239)	$0	$(7,239)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	126	141	0	267
Over the counter	0	2,506	0	2,506

	$126	$2,647	$0	$2,773

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(6)	(397)	0	(403)
Over the counter	0	(665)	0	(665)

	$(6)	$(1,062)	$0	$(1,068)

Total Financial Derivative Instruments	$120	$1,585	$0	$1,705

Totals	$5,624	$125,923	$328	$131,875

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

30	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements	June 30, 2023	(Unaudited)

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Administrative Class shares of the PIMCO Global Core Bond (Hedged) Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Foreign Taxes  The Portfolio may be subject to foreign taxes on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of June 30, 2023, if any, are disclosed in the Statement of Assets and Liabilities.

(c) Foreign Currency Translation  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time

SEMIANNUAL REPORT	|	JUNE 30, 2023	31

Notes to Financial Statements	(Cont.)

or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the

Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain Portfolios, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates  In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. In December 2022, FASB issued ASU 2022-06, which includes amendments to extend the duration of the LIBOR transition relief to December 31, 2024, after which entities will no longer be permitted to apply the reference rate reform relief. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Portfolio’s investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Portfolio’s financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the

32	PIMCO VARIABLE INSURANCE TRUST

June 30, 2023	(Unaudited)

unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will change the disclosures provided to shareholders. The rule is effective as of January 24, 2023, but the SEC is providing an 18-month compliance period after the effective date other than for rule amendments addressing fee and expense information in advertisements that might be materially misleading. At this time, management is evaluating the implications of these changes on the financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business days after the trade date (T+1). The effective date was May 5, 2023, and the compliance date for the amendments is May 28, 2024. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The NAV of the Portfolio’s shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to

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Notes to Financial Statements	(Cont.)

investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable

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inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers

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Notes to Financial Statements	(Cont.)

or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended June 30, 2023 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$690	$16	$0	$0	$4	$710	$16	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$4,370	$23,320	$(22,900)	$4	$0	$4,794	$120	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Delayed-Delivery Transactions  involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement

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period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Portfolio. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Portfolio may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolio may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability

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Notes to Financial Statements	(Cont.)

of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Perpetual Bonds  are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Portfolio as of June 30, 2023, as applicable, are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

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Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that requires the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Short Sales  Short sales are transactions in which the Portfolio sells a security that it may not own. The Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in

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Notes to Financial Statements	(Cont.)

value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(c) Interfund Lending  In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2023, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin

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included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities  may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements  are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

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Notes to Financial Statements	(Cont.)

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal

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shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Credit default swaps on credit indices may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Cross-Currency Swap Agreements  are entered into to gain or mitigate exposure to currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain the Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or ‘‘cap,’’ (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or ‘‘floor,’’ (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

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Notes to Financial Statements	(Cont.)

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate Risk  is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, major litigation, investigations or other controversies, changes in financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty, resides with the Portfolio’s clearing broker, or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

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Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, may result in a reduction in the value of certain instruments held by the Portfolio.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruption Risk  The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk  is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short positions will not fulfill its contractual obligations, causing a loss to the Portfolio.

Collateralized Loan Obligations Risk  is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to, the risk that: (i) distributions from the collateral may not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; and (v) the CLO’s manager may perform poorly.

LIBOR Transition Risk  is the risk related to the anticipated discontinuation of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Portfolio rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined, any potential effects of the transition away from LIBOR on the Portfolio or on certain instruments in which the Portfolio invests can be difficult to ascertain and could result in losses to the Portfolio.

Government Intervention in Financial Markets  Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such

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Notes to Financial Statements	(Cont.)

legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk  An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk  As the use of technology has become more prevalent in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a

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component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. Portability of exposure reduces risk to the Portfolio. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class		Administrative Class	Advisor Class
0.25%	0.31%	*	0.31%	0.31%	*

*	This particular share class has been registered with the SEC, but was not operational during the period ended June 30, 2023.

SEMIANNUAL REPORT	|	JUNE 30, 2023	47

Notes to Financial Statements	(Cont.)

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

	Distribution Fee		Servicing Fee

Administrative Class	—		0.15%

Advisor Class	0.25%	*	—

*	This particular share class has been registered with the SEC, but was not operational during the period ended June 30, 2023.

(d) Portfolio Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through May 1, 2024, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of June 30, 2023, the amount was $61.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed as set forth above (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of June 30, 2023, there were no recoverable amounts.

On December 4, 2020, the SEC granted an order approving the substitutions of shares of certain mutual funds offered as investment options to certain variable annuity and variable life insurance contracts issued by the insurance company requesting such order with shares of certain other mutual funds, including the Portfolio. As a condition of this order, the SEC required that PIMCO enter into a written contract with the Portfolio to limit expenses as required by the order. Accordingly, pursuant to a Fund Substitution Expense Limitation Agreement dated April 21, 2021, PIMCO has agreed to waive, reduce or reimburse, for the Portfolio, all or any portion of fees by an amount sufficient to reduce the Administrative Class’s annualized expenses to

48	PIMCO VARIABLE INSURANCE TRUST

June 30, 2023	(Unaudited)

0.99%. This Expense Limitation Agreement expired on June 20, 2023. The waiver will be, if applicable, reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2023, no amounts were waived or reimbursed under this Expense Limitation Agreement.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2023, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$356,152	$334,743	$11,484	$12,254

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2023 (Unaudited)		Year Ended 12/31/2022

	Shares	Amount	Shares	Amount
Receipts for shares sold

Administrative Class	475	$4,040	314	$2,774
Issued as reinvestment of distributions

Administrative Class	125	1,060	295	2,572
Cost of shares redeemed

Administrative Class	(993)	(8,423)	(2,202)	(19,394)

Net increase (decrease) resulting from Portfolio share transactions	(393)	$(3,323)	(1,593)	$(14,048)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2023, one shareholder owned 10% or more of the Portfolio’s total outstanding shares comprising 86% of the Portfolio. The shareholder is a related party of the Portfolio. Related parties may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

SEMIANNUAL REPORT	|	JUNE 30, 2023	49

Notes to Financial Statements	(Cont.)	June 30, 2023	(Unaudited)

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2023, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, the Portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended December 31, 2022, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2023, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$142,392	$5,211	$(16,126)	$(10,915)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

50	PIMCO VARIABLE INSURANCE TRUST

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.

BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	RBC	Royal Bank of Canada

BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	SCX	Standard Chartered Bank, London

BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris

CBK	Citibank N.A.	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.

CLY	Crédit Agricole Corporate and Investment Bank	MYC	Morgan Stanley Capital Services LLC	TOR	The Toronto-Dominion Bank

DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford

Currency Abbreviations:

ARS	Argentine Peso	EUR	Euro	MYR	Malaysian Ringgit

AUD	Australian Dollar	GBP	British Pound	NOK	Norwegian Krone

BRL	Brazilian Real	HKD	Hong Kong Dollar	NZD	New Zealand Dollar

CAD	Canadian Dollar	HUF	Hungarian Forint	PEN	Peruvian New Sol

CHF	Swiss Franc	IDR	Indonesian Rupiah	SEK	Swedish Krona

CLP	Chilean Peso	ILS	Israeli Shekel	SGD	Singapore Dollar

CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee	THB	Thai Baht

CNY	Chinese Renminbi (Mainland)	JPY	Japanese Yen	TWD	Taiwanese Dollar

CZK	Czech Koruna	KRW	South Korean Won	USD (or $)	United States Dollar

DKK	Danish Krone	MXN	Mexican Peso

Exchange Abbreviations:

CBOT	Chicago Board of Trade	CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

BP0003M	3 Month GBP-LIBOR	EUR003M	3 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate

CAONREPO	Canadian Overnight Repo Rate Average	MUTKCALM	Tokyo Overnight Average Rate	SONIO	Sterling Overnight Interbank Average Rate

CDX.IG	Credit Derivatives Index - Investment Grade	SIBCSORA	Singapore Overnight Rate Average	SRFXON3	Swiss Overnight Rate Average (6PM)

CNREPOFIX	China Fixing Repo Rates 7-Day

Municipal Bond or Agency Abbreviations:

NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:

ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	OIS	Overnight Index Swap

ALT	Alternate Loan Trust	KLIBOR	Kuala Lumpur Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate

BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate

BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	THBFIX	Thai Baht Floating-Rate Fix

CLO	Collateralized Loan Obligation	MIBOR	Mumbai Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

DAC	Designated Activity Company	OAT	Obligations Assimilables du Trésor

SEMIANNUAL REPORT	|	JUNE 30, 2023	51

Liquidity Risk Management Program	(Unaudited)

In compliance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended (“1940 Act”), PIMCO Variable Insurance Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for each series of the Trust (each a “Portfolio” and collectively, the “Portfolios”) not regulated as a money market fund under 1940 Act Rule 2a-7, which is reasonably designed to assess and manage the Portfolios’ liquidity risk. The Trust’s Board of Trustees (the “Board”) previously approved the designation of the PIMCO Liquidity Risk Committee (the “Administrator”) as Program administrator. The PIMCO Liquidity Risk Committee consists of senior members from certain PIMCO business areas, such as Portfolio Risk Management, Americas Operations, Compliance, Account Management and Portfolio Management, and is advised by members of PIMCO Legal.

A Portfolio’s “liquidity risk” is the risk that the Portfolio could not meet requests to redeem shares issued by the Portfolio without significant dilution of the remaining investors’ interests in the Portfolio. In accordance with the Program, each Portfolio’s liquidity risk is assessed no less frequently than annually taking into consideration a variety of factors, including, as applicable, the Portfolio’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions. Each Portfolio portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. Each Portfolio has adopted a “Highly Liquid Investment Minimum” (or “HLIM”), which is a minimum amount of Portfolio net assets to be invested in highly liquid investments that are assets. As required under the Liquidity Rule, each Portfolio’s HLIM is periodically reviewed, no less frequently than annually, and the Portfolios have adopted policies and procedures for responding to a shortfall of a Portfolio’s highly liquid investments below its HLIM. The Liquidity Rule also limits the Portfolios’ investments in illiquid investments by prohibiting a Portfolio from acquiring any illiquid investment if, immediately after the acquisition, the Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. Certain non-public reporting is generally required if a Portfolio’s holdings of illiquid investments that are assets were to exceed 15% of Portfolio net assets.

At a meeting of the Board held on February 7-8, 2023, the Board received a report (the “Report”) from the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the 12-month period ended December 31, 2022. The Report reviewed the operation of the Program’s components during such period and stated that the Program is operating effectively to assess and manage each Portfolio’s liquidity risk and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Portfolio’s liquidity developments. This has remained true for the 12-month period ended June 30, 2023.

52	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

1100 Main Street, Suite 400

Kansas City, MO 64105

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVIT07SAR_063023

PIMCO VARIABLE INSURANCE TRUST

Semiannual Report

June 30, 2023

PIMCO Global Diversified Allocation Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Market Insights

Dear Shareholder,

This semiannual report covers the six-month reporting period ended June 30, 2023 (the “reporting period”). On the subsequent pages, you will find details regarding investment results and a discussion of certain factors that affected performance during the reporting period.

Amid elevated inflation in many countries during the reporting period, the global economy faced challenges from higher interest rates, tighter credit conditions stemming from the turmoil in the banking sector (especially in the United States (“U.S.”)), and geopolitical concerns. While the U.S. economy showed signs of resilience, some European economies experienced slower growth over the reporting period.

Continued central bank efforts to combat inflation

While inflation remained elevated over the reporting period, many central banks raised interest rates to rein in rising prices. The U.S. Federal Reserve (the “Fed”) raised the federal funds rate at 10 consecutive meetings, beginning in March 2022 through May 2023. In June 2023, the Fed then paused from raising rates in order to “assess additional information and its implications for monetary policy.” Meanwhile, the Bank of England and European Central Bank raised interest rates for the 13th and eighth consecutive time, respectively, as of June 2023. In contrast, the Bank of Japan maintained its accommodative monetary policy stance.

Mixed financial market returns

The yield on the benchmark 10-year U.S. Treasury declined over the reporting period, while 10-year bond yields in most other developed market countries increased. The overall global credit bond market delivered positive total returns. Higher-rated global bonds underperformed lower-rated bonds. Global equities rallied, while commodity prices were volatile and produced mixed returns. The U.S. dollar weakened against the euro and the British pound, but appreciated against the Japanese yen.

Amid evolving conditions, we will continue to work diligently to navigate global markets and manage the assets that you have entrusted with us. We encourage you to speak with your financial advisor about your goals, and visit global.pimco.com for our latest insights.

Sincerely, Peter G. Strelow Chairman of the Board PIMCO Variable Insurance Trust

Total Returns of Certain Asset Classes for the Period Ended June 30, 2023

Asset Class (as measured by, currency)	Six-Month

U.S. large cap equities (S&P 500 Index, USD)	16.89%

Global equities (MSCI World Index, USD)	15.09%

European equities (MSCI Europe Index, EUR)	11.12%

Emerging market equities (MSCI Emerging Markets Index, EUR)	4.89%

Japanese equities (Nikkei 225 Index, JPY)	28.65%

Emerging market local bonds (JPMorgan Government Bond Index-Emerging Markets Global Diversified Index, USD Unhedged)	7.79%

Emerging market external debt (JPMorgan Emerging Markets Bond Index (EMBI) Global, USD Hedged)	3.81%

Below investment grade bonds (ICE BofAML Developed Markets High Yield Constrained Index, USD Hedged)	5.45%

Global investment grade credit bonds (Bloomberg Global Aggregate Credit Index, USD Hedged)	3.00%

Fixed-rate, local currency government debt of investment grade countries (Bloomberg Global Treasury Index, USD Hedged)	3.13%

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Statements concerning financial market trends are based on current market conditions, which will fluctuate. There is no guarantee that these investment strategies will work under all market conditions or are appropriate for all investors and each investor should evaluate their ability to invest for the long-term, especially during periods of downturn in the market. Outlook and strategies are subject to change without notice.

2	PIMCO VARIABLE INSURANCE TRUST

Important Information About the PIMCO Global Diversified Allocation Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Global Diversified Allocation Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio may invest in Institutional Class or Class M shares of any of the funds of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal OpportunisticValue Fund (“Underlying PIMCO Funds”), and may also invest in other affiliated, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, the “Acquired Funds”). The Portfolio may invest in a combination of affiliated funds and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (the “Act”), fixed income instruments, equity securities, forwards and derivatives, to the extent permitted under the Act or exemptive relief therefrom. The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that only invests directly in individual stocks and bonds.

We believe that equity funds and bond funds have an important role to play in a well-diversified portfolio. It is important to note, however, that equity funds and bond funds are subject to notable risks.

Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic, and industry conditions. The values of equity securities, such as common stocks and preferred securities, have historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously. The market price of equity securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

Bond funds and fixed income securities are subject to a variety of risks, including interest rate risk, liquidity risk and market risk. In an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio (and/or Underlying PIMCO Funds or Acquired Funds, as applicable) are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, continue to increase. In efforts to combat inflation, the U.S. Federal Reserve raised interest rates multiple times in 2022 and 2023. Thus, the Portfolio currently faces a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

SEMIANNUAL REPORT	|	JUNE 30, 2023	3

Important Information About the PIMCO Global Diversified Allocation Portfolio	(Cont.)

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Allocation Breakdown and Schedule of Investments sections of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that have provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European, and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of the Portfolio and its shareholders.

The Portfolio may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Portfolio or a reduction in the effectiveness of related Portfolio transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Portfolio that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Portfolio.

U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Portfolio and issuers in which it invests. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, continued volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Portfolio and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measures performance assuming that any dividend and capital gain distributions

4	PIMCO VARIABLE INSURANCE TRUST

were reinvested. The Cumulative Returns chart reflects only Administrative Class performance. Performance may vary by share class based on each class’s expense ratios. The Portfolio measures its performance against at least one broad-based securities market index (“benchmark index”). The benchmark index does not take into account fees, expenses, or taxes. The Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. There is no assurance that the Portfolio, even if the Portfolio has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either

1) the Portfolio’s total return in excess of that of the Portfolio’s benchmark between reporting periods or 2) the Portfolio’s total return in excess of the Portfolio’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Portfolio’s performance as compared to one or more previous reporting periods. Historical performance for the Portfolio or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

The following table discloses the inception dates of the Portfolio and its share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Administrative Class	Advisor Class	Diversification Status
PIMCO Global Diversified Allocation Portfolio	04/30/12	04/30/12	04/30/13	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies)

or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

SEC rules allow shareholder reports to be delivered to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Investors may elect to receive all future reports in paper free of charge by contacting their insurance company. Any election to receive reports in paper will apply to all portfolio companies available under the investor’s contract at the insurance company.

SEMIANNUAL REPORT	|	JUNE 30, 2023	5

Important Information About the PIMCO Global Diversified Allocation Portfolio	(Cont.)

In May 2022, the SEC proposed amendments to a current rule governing portfolio naming conventions. In general, the current rule requires portfolios with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The proposed amendments would expand the scope of the current rule in a number of ways that would result in an expansion of the types of portfolio names that would require the portfolio to adopt an 80% investment policy under the rule. Additionally, the proposed amendments would modify the circumstances under which a portfolio may deviate from its 80% investment policy and address the use and valuation of derivatives instruments for purposes of the rule. The proposal’s impact on the Portfolio will not be known unless and until any final rulemaking is adopted.

In May 2022, the SEC proposed a framework that would require certain registered portfolios (such as the Portfolio) to disclose their environmental, social, and governance (“ESG”) investing practices. Among other things, the proposed requirements would mandate that portfolios meeting three pre-defined classifications (i.e., integrated, ESG focused and/or impact funds) provide prospectus and shareholder report disclosure related to the ESG factors, criteria and processes used in managing the portfolio. The proposal’s impact on the Portfolio will not be known unless and until any final rulemaking is adopted.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will impact the disclosures provided to shareholders. The rule amendments are effective as of January 24, 2023, but the SEC is providing an 18-month compliance period following the effective date for such amendments other than those addressing fee and expense information in advertisements that might be materially misleading.

In November 2022, the SEC proposed rule amendments which, among other things, would require funds to adopt swing pricing in order to mitigate dilution of shareholders’ interests in a fund by requiring the adjustment of fund net asset value per share to pass on costs stemming from shareholder purchase or redemption activity. In addition the proposed rule would amend the liquidity rule framework. The proposal’s impact on the Portfolio will not be known unless and until any final rulemaking is adopted.

In November 2022, the SEC adopted amendments to Form N-PX under the Act to improve the utility to investors of proxy voting information reported by mutual funds, ETFs and certain other funds. The rule amendments will expand the scope of funds’ Form N-PX reporting obligations, subject managers to Form N-PX reporting obligations for “Say on Pay” votes, enhance Form N-PX disclosures, permit joint reporting by funds, managers and affiliated managers on Form N- PX;

and require website availability of fund proxy voting records. The amendments will become effective on July 1, 2024. Funds and managers will be required to file their first reports covering the period from July 1, 2023 to June 30, 2024 on amended Form N-PX by August 31, 2024.

6	PIMCO VARIABLE INSURANCE TRUST

PIMCO Global Diversified Allocation Portfolio

Cumulative Returns Through June 30, 2023

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Top 10 Holdings as of June 30, 2023†§

PIMCO Total Return Fund IV	15.4%

PIMCO Short-Term Fund	15.3%

PIMCO StocksPLUS® International Fund (Unhedged)	10.3%

PIMCO RAE International Fund	5.2%

PIMCO StocksPLUS® Fund	5.2%

PIMCO Real Return Fund	5.1%

PIMCO Income Fund	5.1%

PIMCO Investment Grade Credit Bond Fund	5.1%

PIMCO RAE PLUS EMG Fund	5.1%

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	5.1%
†	% of Investments, at value.

§	Top 10 Holdings and % of Investments exclude securities sold short, financial derivative instruments and short-term instruments, if any.

Average Annual Total Return for the period ended June 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Inception≈
PIMCO Global Diversified Allocation Portfolio Administrative Class	7.72%	7.82%	2.59%	4.44%	4.31%
PIMCO Global Diversified Allocation Portfolio Advisor Class	7.78%	7.90%	2.53%	4.35%	3.90%
60% MSCI World Index/40% Bloomberg U.S. Aggregate Index±	9.77%	10.58%	6.03%	6.49%	6.56%♦

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

≈ For class inception dates please refer to the Important Information.

♦ Average annual total return since 04/30/2012.

± 60% MSCI World Index/40% Bloomberg U.S. Aggregate Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of a group of developed market country indices. It is not possible to invest directly in an unmanaged index. The Bloomberg U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

It is not possible to invest directly in an unmanaged index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the prices of individual positions (which may be sourced from different pricing vendors or other sources) used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via (888) 87-PIMCO.

The Portfolio’s total annual operating expense ratio, as stated in the Portfolio’s currently-effective prospectus (as of the date of this report), which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund expenses), were 1.58% for Administrative Class shares and 1.68% for Advisor Class shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO Global Diversified Allocation Portfolio seeks to maximize risk-adjusted total return relative to a blend of 60% MSCI World Index/40% Bloomberg U.S. Aggregate Index by investing in a combination of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except other funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National MunicipalIntermediate Value Fund and PIMCO National Municipal OpportunisticValue Fund (“Underlying PIMCO Funds”), and other affiliated, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, “Acquired Funds”) and/or direct investments and utilizing hedging techniques to manage downside risks and total portfolio volatility. The Portfolio will invest under normal circumstances in a combination of affiliated funds registered under the Investment Company Act of 1940, as amended (the “1940 Act”), equity securities, Fixed Income Instruments, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current prospectus for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance (on a gross basis) during the reporting period:

»	Exposure to equities contributed to absolute performance, as equity-focused Underlying PIMCO Funds and S&P 500 futures posted positive returns.

»	Exposure to fixed income contributed to absolute performance, as bond-focused Underlying PIMCO Funds posted positive returns.

»	Active management in Underlying PIMCO Funds contributed to performance, as the majority of these Underlying PIMCO Funds outperformed their respective benchmarks.

»	Within the Portfolio’s equity allocation, overweight exposure to value stocks through the PIMCO RAE PLUS Small Fund, PIMCO RAE International Fund, and PIMCO RAE PLUS EMG Fund detracted from relative performance, as the value sectors underperformed the broader equity market.

»	The Portfolio’s volatility management strategy, implemented using S&P 500 futures, detracted from performance, due to underweight exposure during the majority of the reporting period while equity markets rallied.

»	Put options on the S&P 500 Index, used for tail risk hedging, detracted from performance, as the S&P 500 posted positive returns.

SEMIANNUAL REPORT	|	JUNE 30, 2023	7

Expense Example PIMCO Global Diversified Allocation Portfolio

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held from January 1, 2023 to June 30, 2023 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)	Expenses Paid During Period*	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Administrative Class	$1,000.00	$1,077.20	$2.42	$1,000.00	$1,022.46	$2.36	0.47%
Advisor Class	1,000.00	1,077.80	2.94	1,000.00	1,021.97	2.86	0.57

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

8	PIMCO VARIABLE INSURANCE TRUST

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SEMIANNUAL REPORT	|	JUNE 30, 2023	9

Financial Highlights	PIMCO Global Diversified Allocation Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Total
Administrative Class

01/01/2023 - 06/30/2023+	$6.15	$0.08	$0.39	$0.47	$(0.06)	$0.00	$(0.06)

12/31/2022	11.03	0.32	(2.00)	(1.68)	(0.35)	(2.85)	(3.20)

12/31/2021	10.62	0.76	0.14	0.90	(0.49)	0.00	(0.49)

12/31/2020	11.36	0.30	0.05	0.35	(0.33)	(0.76)	(1.09)

12/31/2019	9.58	0.32	1.75	2.07	(0.29)	0.00	(0.29)

12/31/2018	10.97	0.27	(1.23)	(0.96)	(0.21)	(0.22)	(0.43)
Advisor Class

01/01/2023 - 06/30/2023+	5.59	0.07	0.36	0.43	(0.06)	0.00	(0.06)

12/31/2022	10.37	0.25	(1.82)	(1.57)	(0.36)	(2.85)	(3.21)

12/31/2021	10.55	0.91	(0.02)	0.89	(1.07)	0.00	(1.07)

12/31/2020	11.30	0.29	0.04	0.33	(0.32)	(0.76)	(1.08)

12/31/2019	9.53	0.32	1.73	2.05	(0.28)	0.00	(0.28)

12/31/2018	10.92	0.27	(1.24)	(0.97)	(0.20)	(0.22)	(0.42)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.
(b)	Per share amounts based on average number of common shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio. Additionally, excludes initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

(e)

Ratios shown do not include expenses of the investment companies in which the Portfolio may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$6.56	7.72%	$1	0.47	%*	1.00	%*	0.47	%*	1.00	%*	2.54	%*	5%

6.15	(16.56)	1	0.47		1.00		0.47		1.00		3.51		18

11.03	8.60	11	0.47		1.00		0.47		1.00		7.04		15

10.62	4.15	757,485	0.47		1.00		0.47		1.00		2.85		23

11.36	21.71	808,461	0.47		1.00		0.47		1.00		3.00		19

9.58	(8.94)	752,593	0.47		1.00		0.47		1.00		2.53		16

5.96	7.78	189,646	0.57	*	1.10	*	0.57	*	1.10	*	2.59	*	5

5.59	(16.61)	182,762	0.57		1.10		0.57		1.10		3.57		18

10.37	8.51	226,050	0.57		1.10		0.57		1.10		8.46		15

10.55	3.99	218,035	0.57		1.10		0.57		1.10		2.76		23

11.30	21.61	218,006	0.57		1.10		0.57		1.10		2.97		19

9.53	(9.06)	163,649	0.57		1.10		0.57		1.10		2.49		16

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	11

Statement of Assets and Liabilities	PIMCO Global Diversified Allocation Portfolio	June 30, 2023	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$571
Investments in Affiliates	184,056

Financial Derivative Instruments
Exchange-traded or centrally cleared	1,770
Cash	1
Deposits with counterparty	3,854
Receivable for investments in Affiliates sold	1,124
Receivable for Portfolio shares sold	145
Interest and/or dividends receivable	35
Dividends receivable from Affiliates	437
Reimbursement receivable from PIMCO	87
Total Assets	192,080

Liabilities:
Payable for investments in Affiliates purchased	$2,224
Payable for Portfolio shares redeemed	28
Accrued investment advisory fees	74
Accrued supervisory and administrative fees	66
Accrued distribution fees	41
Total Liabilities	2,433

Net Assets	$189,647

Net Assets Consist of:

Paid in capital	$212,535
Distributable earnings (accumulated loss)	(22,888)

Net Assets	$189,647

Net Assets:

Administrative Class	$1
Advisor Class	189,646

Shares Issued and Outstanding:

Administrative class	0
Advisor Class	31,807

Net Asset Value Per Share Outstanding(a):

Administrative Class	$6.56
Advisor Class	5.96

Cost of investments in securities	$571
Cost of investments in Affiliates	$194,434
Cost or premiums of financial derivative instruments, net	$1,064

* Includes repurchase agreements of:	$571

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Global Diversified Allocation Portfolio

Six Months Ended June 30, 2023 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$78
Dividends from Investments in Affiliates	2,854
Total Income	2,932

Expenses:

Investment advisory fees	417
Supervisory and administrative fees	371
Distribution and/or servicing fees - Advisor Class	232
Trustee fees	4
Total Expenses	1,024
Waiver and/or Reimbursement by PIMCO	(492)
Net Expenses	532

Net Investment Income (Loss)	2,400

Net Realized Gain (Loss):

Investments in Affiliates	(1,454)
Exchange-traded or centrally cleared financial derivative instruments	1,210

Net Realized Gain (Loss)	(244)

Net Change in Unrealized Appreciation (Depreciation):

Investments in Affiliates	8,585
Exchange-traded or centrally cleared financial derivative instruments	3,277

Net Change in Unrealized Appreciation (Depreciation)	11,862

Net Increase (Decrease) in Net Assets Resulting from Operations	$14,018

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	13

Statements of Changes in Net Assets	PIMCO Global Diversified Allocation Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$2,400	$6,982
Net realized gain (loss)	(244)	(8,424)
Net change in unrealized appreciation (depreciation)	11,862	(35,897)

Net Increase (Decrease) in Net Assets Resulting from Operations	14,018	(37,339)

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Administrative Class	0	(1)
Advisor Class	(2,001)	(71,400)

Total Distributions(a)	(2,001)	(71,401)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(5,133)	65,442

Total Increase (Decrease) in Net Assets	6,884	(43,298)

Net Assets:

Beginning of period	182,763	226,061
End of period	$189,647	$182,763

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Global Diversified Allocation Portfolio	June 30, 2023	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 0.3%

SHORT-TERM INSTRUMENTS 0.3%

REPURCHASE AGREEMENTS (b) 0.3%
		$571

Total Short-Term Instruments (Cost $571)		571

Total Investments in Securities (Cost $571)		571

INVESTMENTS IN AFFILIATES 97.1%

MUTUAL FUNDS (a) 89.9%

PIMCO Emerging Markets Bond Fund	705,817	5,689

PIMCO Global Advantage® Strategy Bond Fund	777,643	7,559

PIMCO Income Fund	910,229	9,475

PIMCO International Bond Fund (U.S. Dollar-Hedged)	596,775	5,663

	SHARES	MARKET VALUE (000S)

PIMCO Investment Grade Credit Bond Fund	1,080,160	$9,473

PIMCO RAE International Fund	1,177,476	9,526

PIMCO RAE PLUS EMG Fund	1,479,212	9,467

PIMCO RAE PLUS Small Fund	690,208	9,449

PIMCO Real Return Fund	951,155	9,493

PIMCO Short-Term Fund	2,976,715	28,338

PIMCO StocksPLUS® Fund	875,162	9,522

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	1,151,487	9,454

PIMCO StocksPLUS® International Fund (Unhedged)	1,790,238	18,976

PIMCO Total Return Fund IV	3,050,189	28,397

Total Mutual Funds (Cost $180,880)		170,481

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 7.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.2%

PIMCO Short-Term Floating NAV Portfolio III	1,396,115	$13,575

Total Short-Term Instruments (Cost $13,554)		13,575

Total Investments in Affiliates (Cost $194,434)		184,056

Total Investments 97.4% (Cost $195,005)		$184,627

Financial Derivative Instruments (c) 0.9% (Cost or Premiums, net $1,064)		1,770

Other Assets and Liabilities, net 1.7%		3,250

Net Assets 100.0%		$189,647

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.400%	06/30/2023	07/03/2023	$571	U.S. Treasury Notes 4.625% due 06/30/2025	$(582)	$571	$571

Total Repurchase Agreements						$(582)	$571	$571

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$571	$0	$0	$571	$(582)	$(11)

Total Borrowings and Other Financing Transactions	$571	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(c)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	3,100.000	06/21/2024	48	5	$176	$144
Put - CBOE S&P 500	3,525.000	06/21/2024	48	5	314	262
Put - CBOE S&P 500	3,975.000	06/21/2024	48	5	574	490

Total Purchased Options					$1,064	$896

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	15

Schedule of Investments	PIMCO Global Diversified Allocation Portfolio	(Cont.)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
E-Mini S&P 500 Index September Futures	09/2023	333	$74,729	$2,115	$874	$0

Total Futures Contracts				$2,115	$874	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$896	$874	$0	$1,770	$0	$0	$0	$ 0

Cash of $3,854 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$896	$0	$0	$896
Futures	0	0	874	0	0	874

	$0	$0	$1,770	$0	$0	$1,770

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended June 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(1,026)	$0	$0	$(1,026)
Futures	0	0	2,236	0	0	2,236

	$0	$0	$1,210	$0	$0	$1,210

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(28)	$0	$0	$(28)
Futures	0	0	3,305	0	0	3,305

	$0	$0	$3,277	$0	$0	$3,277

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$571	$0	$571

	$0	$571	$0	$571

Investments in Affiliates, at Value
Mutual Funds	170,481	0	0	170,481
Short-Term Instruments
Central Funds Used for Cash Management Purposes	13,575	0	0	13,575

	$184,056	$0	$0	$184,056

Total Investments	$184,056	$571	$0	$184,627

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$874	$896	$0	$1,770

Total Financial Derivative Instruments	$874	$896	$0	$1,770

Totals	$184,930	$1,467	$0	$186,397

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	17

Notes to Financial Statements

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Administrative Class and Advisor Class shares of the PIMCO Global Diversified Allocation Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

The Portfolio may invest in Institutional Class or Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (“Underlying PIMCO Funds”), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds, which may or may not be registered under the Act (collectively, “Acquired Funds”).

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

(b) Multi-Class Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(c) Distributions to Shareholders  Distributions from net investment income, if any, are declared and distributed to shareholders quarterly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be

18	PIMCO VARIABLE INSURANCE TRUST

June 30, 2023	(Unaudited)

different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain Portfolios, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(d) New Accounting Pronouncements and Regulatory Updates  In March 2020, the Financial Accounting Standards Board (“FASB”)

issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. In December 2022, FASB issued ASU 2022-06, which includes amendments to extend the duration of the LIBOR transition relief to December 31, 2024, after which entities will no longer be permitted to apply the reference rate reform relief. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Portfolio’s investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Portfolio’s financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will change the disclosures provided to shareholders. The rule is effective as of January 24, 2023, but the SEC is providing an 18-month compliance period after the effective date other than for rule amendments addressing fee and expense information in advertisements that might be materially misleading. At this time, management is evaluating the implications of these changes on the financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business days after the trade date (T+1). The effective date was May 5, 2023, and the compliance date for the amendments is May 28, 2024. At this time, management is evaluating the implications of these changes on the financial statements.

SEMIANNUAL REPORT	|	JUNE 30, 2023	19

Notes to Financial Statements	(Cont.)

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The NAV of the Portfolio’s shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the

Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign

20	PIMCO VARIABLE INSURANCE TRUST

June 30, 2023	(Unaudited)

(non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated

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Notes to Financial Statements	(Cont.)

at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio invests under normal circumstances in Acquired Funds which are considered to be affiliated with the Portfolio. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each Acquired Fund’s shareholder report is

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also available at the SEC’s website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended June 30, 2023 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Bond Fund	$5,500	$213	$(94)	$(3)	$73	$5,689	$168	$0

PIMCO Global Advantage® Strategy Bond Fund	7,341	321	(140)	(3)	40	7,559	129	0

PIMCO Income Fund	9,177	454	(207)	(4)	55	9,475	297	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	5,496	267	(212)	(6)	118	5,663	83	0

PIMCO Investment Grade Credit Bond Fund	9,156	398	(232)	(34)	185	9,473	176	0

PIMCO RAE International Fund	9,097	273	(750)	(49)	955	9,526	0	0

PIMCO RAE PLUS EMG Fund	9,146	343	(744)	(81)	803	9,467	79	0

PIMCO RAE PLUS Small Fund	9,125	941	(928)	(898)	1,209	9,449	0	0

PIMCO Real Return Fund	9,177	609	(286)	(15)	8	9,493	155	0

PIMCO Short-Term Fund	27,519	1,847	(1,235)	(6)	213	28,338	559	0

PIMCO Short-Term Floating NAV Portfolio III	11,301	17,762	(15,499)	3	8	13,575	362	0

PIMCO StocksPLUS® Fund	9,127	68	(1,063)	(55)	1,445	9,522	68	0

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	9,049	377	(890)	68	850	9,454	305	0

PIMCO StocksPLUS® International Fund (Unhedged)	18,178	317	(1,563)	(337)	2,381	18,976	30	0

PIMCO Total Return Fund IV	27,428	1,441	(680)	(34)	242	28,397	443	0

Totals	$175,817	$25,631	$(24,523)	$(1,454)	$8,585	$184,056	$2,854	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Interfund Lending  In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold

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Notes to Financial Statements	(Cont.)

provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2023, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(b) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

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Options on Indices  (“Index Option”) use a specified index as the underlying instrument for the option contract. The exercise for an Index Option will not include physical delivery of the underlying index but will result in a cash transfer of the amount of the difference between the settlement price of the underlying index and the strike price.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. The principal risks of investing in the Portfolio include risks from direct investments and/or indirect exposure through investment in Acquired Funds or Underlying PIMCO Funds. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Allocation Risk  is the risk that a Portfolio could lose money as a result of less than optimal or poor asset allocation decisions. The Portfolio could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Acquired Fund Risk  is the risk that a Portfolio’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Portfolio to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives. In addition, a Portfolio’s performance will be reduced by the Portfolio’s proportionate amount of the expenses of any Acquired Funds in which it invests.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Interest Rate Risk  is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower- yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, major litigation, investigations or other controversies, changes in financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount

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Notes to Financial Statements	(Cont.)

invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Over- the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty, resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Model Risk  is the risk that the Portfolio’s investment models used in making investment allocation decisions may not adequately take into account certain factors, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data, any of which may result in a decline in the value of an investment in the Portfolio.

Commodity Risk  is the risk that investing in commodity-linked derivative instruments may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity- linked derivative instruments may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, changes in storage costs, availability of transportation systems and international economic, political and regulatory developments.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Real Estate Risk  is the risk that a Portfolio’s investments in Real Estate Investment Trusts (“REITs”) or real estate-linked derivative instruments will subject the Portfolio to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Portfolio’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject a Portfolio to liquidity and valuation risk.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Smaller Company Risk  is the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Portfolio’s investments in smaller companies subject it to greater levels of credit, market and issuer risk.

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Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Tax Risk  is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Portfolio’s taxable income or gains and distributions.

Short Exposure Risk  is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Value Investing Risk  is the risk that a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Convertible Securities Risk  is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

Exchange-Traded Fund Risk  is the risk that an exchange-traded fund may not track the performance of the index it is designed to track, among other reasons, because of exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to the Portfolio invested in the exchange-traded fund.

LIBOR Transition Risk  is the risk related to the anticipated discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Portfolio rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain and could result in losses to the Portfolio.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruption Risk  The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets  Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

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Notes to Financial Statements	(Cont.)

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk  An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk  As the use of technology has become more prevalent in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

28	PIMCO VARIABLE INSURANCE TRUST

June 30, 2023	(Unaudited)

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. Portability of exposure reduces risk to the Portfolio. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Portfolio and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Administrative Class	Advisor Class
0.45%	0.40%	0.40%

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1

SEMIANNUAL REPORT	|	JUNE 30, 2023	29

Notes to Financial Statements	(Cont.)

under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through May 1, 2024, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2023, there were no waivers.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed as set forth above (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of June 30, 2023, the amount was $48.

(f) Acquired Fund Fees and Expenses  Acquired Fund expenses incurred by the Portfolio, if any, will vary with changes in the expenses of the Acquired Funds, as well as the allocation of the Portfolio’s assets.

The expenses associated with investing in a fund of funds are generally higher than those for mutual funds that do not invest in other mutual funds. The cost of investing in a fund of funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in a fund of funds, an investor will indirectly bear fees and expenses charged by Acquired Funds in addition to the Portfolio’s direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to the shareholders and may therefore increase the amount of taxes payable by shareholders. The Portfolio also indirectly pays its proportionate share of the Investment Advisory Fees, Supervisory and Administrative Fees and Management Fees charged by PIMCO to the Underlying PIMCO Funds and, to the extent not included among the Underlying PIMCO Funds, funds of PIMCO ETF Trust in which the Portfolio invests (collectively, “Underlying PIMCO Fund Fees”).

30	PIMCO VARIABLE INSURANCE TRUST

June 30, 2023	(Unaudited)

PIMCO has contractually agreed, through May 1, 2023, to waive, first, the Investment Advisory Fee and, second, to the extent necessary, the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the Underlying PIMCO Fund Fees indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds, up to a maximum waived amount that is equal to the Portfolio’s aggregate Investment Advisory Fee and Supervisory and Administrative Fee. This waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2023, the amount was $491,721.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2023, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$0	$0	$8,936	$9,026

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2023 (Unaudited)		Year Ended 12/31/2022

	Shares	Amount	Shares	Amount

Receipts for shares sold

Administrative Class	0	$0	0	$0

Advisor Class	420	2,436	1,249	8,784
Issued as reinvestment of distributions

Administrative Class	0	0	0	1

Advisor Class	353	2,000	11,809	71,400
Cost of shares redeemed

Administrative Class	0	0	(1)	(9)

Advisor Class	(1,656)	(9,569)	(2,168)	(14,734)

Net increase (decrease) resulting from Portfolio share transactions	(883)	$(5,133)	10,889	$65,442

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2023, one shareholder owned 10% or more of the Portfolio’s total outstanding shares comprising 96% of the Portfolio.

SEMIANNUAL REPORT	|	JUNE 30, 2023	31

Notes to Financial Statements	(Cont.)	June 30, 2023	(Unaudited)

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2023, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable

Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, the Portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended December 31, 2022, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$7,266	$2,526

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*

Portion of amount represents realized loss and recognized built-in loss under IRC sections 382-83, which is carried forward to future years to offset future realized gain subject to certain limitations.

As of June 30, 2023, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$203,556	$7,064	$(22,982)	$(15,918)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

32	PIMCO VARIABLE INSURANCE TRUST

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

FICC	Fixed Income Clearing Corporation

Currency Abbreviations:

USD (or $)	United States Dollar

Exchange Abbreviations:

CBOE	Chicago Board Options Exchange

Index/Spread Abbreviations:

S&P 500	Standard & Poor’s 500 Index

Other Abbreviations:

TBA	To-Be-Announced

SEMIANNUAL REPORT	|	JUNE 30, 2023	33

Liquidity Risk Management Program	(Unaudited)

In compliance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended (“1940 Act”), PIMCO Variable Insurance Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for each series of the Trust (each a “Portfolio” and collectively, the “Portfolios”) not regulated as a money market fund under 1940 Act Rule 2a-7, which is reasonably designed to assess and manage the Portfolios’ liquidity risk. The Trust’s Board of Trustees (the “Board”) previously approved the designation of the PIMCO Liquidity Risk Committee (the “Administrator”) as Program administrator. The PIMCO Liquidity Risk Committee consists of senior members from certain PIMCO business areas, such as Portfolio Risk Management, Americas Operations, Compliance, Account Management and Portfolio Management, and is advised by members of PIMCO Legal.

A Portfolio’s “liquidity risk” is the risk that the Portfolio could not meet requests to redeem shares issued by the Portfolio without significant dilution of the remaining investors’ interests in the Portfolio. In accordance with the Program, each Portfolio’s liquidity risk is assessed no less frequently than annually taking into consideration a variety of factors, including, as applicable, the Portfolio’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions. Each Portfolio portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. Each Portfolio has adopted a “Highly Liquid Investment Minimum” (or “HLIM”), which is a minimum amount of Portfolio net assets to be invested in highly liquid investments that are assets. As required under the Liquidity Rule, each Portfolio’s HLIM is periodically reviewed, no less frequently than annually, and the Portfolios have adopted policies and procedures for responding to a shortfall of a Portfolio’s highly liquid investments below its HLIM. The Liquidity Rule also limits the Portfolios’ investments in illiquid investments by prohibiting a Portfolio from acquiring any illiquid investment if, immediately after the acquisition, the Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. Certain non-public reporting is generally required if a Portfolio’s holdings of illiquid investments that are assets were to exceed 15% of Portfolio net assets.

At a meeting of the Board held on February 7-8, 2023, the Board received a report (the “Report”) from the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the 12-month period ended December 31, 2022. The Report reviewed the operation of the Program’s components during such period and stated that the Program is operating effectively to assess and manage each Portfolio’s liquidity risk and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Portfolio’s liquidity developments. This has remained true for the 12-month period ended June 30, 2023.

34	PIMCO VARIABLE INSURANCE TRUST

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended June 30, 2023 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Global Diversified Allocation Portfolio

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2023	$0.0613	$0.0000	$0.0000	$0.0613

June 2023	$0.0000	$0.0000	$0.0000	$0.0000

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2023	$0.0619	$0.0000	$0.0000	$0.0619

June 2023	$0.0000	$0.0000	$0.0000	$0.0000

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio’s net income, yield, earnings or investment performance.

SEMIANNUAL REPORT	|	JUNE 30, 2023	35

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

1100 Main Street, Suite 400

Kansas City, MO 64105

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Portfolio listed on the Report cover.

pimco.com/pvit

PVIT09SAR_063023

PIMCO VARIABLE INSURANCE TRUST

Semiannual Report

June 30, 2023

PIMCO Global Managed Asset Allocation Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Market Insights

Dear Shareholder,

This semiannual report covers the six-month reporting period ended June 30, 2023 (the “reporting period”). On the subsequent pages, you will find details regarding investment results and a discussion of certain factors that affected performance during the reporting period.

Amid elevated inflation in many countries during the reporting period, the global economy faced challenges from higher interest rates, tighter credit conditions stemming from the turmoil in the banking sector (especially in the United States (“U.S.”)), and geopolitical concerns. While the U.S. economy showed signs of resilience, some European economies experienced slower growth over the reporting period.

Continued central bank efforts to combat inflation

While inflation remained elevated over the reporting period, many central banks raised interest rates to rein in rising prices. The U.S. Federal Reserve (the “Fed”) raised the federal funds rate at 10 consecutive meetings, beginning in March 2022 through May 2023. In June 2023, the Fed then paused from raising rates in order to “assess additional information and its implications for monetary policy.” Meanwhile, the Bank of England and European Central Bank raised interest rates for the 13th and eighth consecutive time, respectively, as of June 2023. In contrast, the Bank of Japan maintained its accommodative monetary policy stance.

Mixed financial market returns

The yield on the benchmark 10-year U.S. Treasury declined over the reporting period, while 10-year bond yields in most other developed market countries increased. The overall global credit bond market delivered positive total returns. Higher-rated global bonds underperformed lower-rated bonds. Global equities rallied, while commodity prices were volatile and produced mixed returns. The U.S. dollar weakened against the euro and the British pound, but appreciated against the Japanese yen.

Amid evolving conditions, we will continue to work diligently to navigate global markets and manage the assets that you have entrusted with us. We encourage you to speak with your financial advisor about your goals, and visit global.pimco.com for our latest insights.

Sincerely, Peter G. Strelow Chairman of the Board PIMCO Variable Insurance Trust

Total Returns of Certain Asset Classes for the Period Ended June 30, 2023

Asset Class (as measured by, currency)	Six-Month

U.S. large cap equities (S&P 500 Index, USD)	16.89%

Global equities (MSCI World Index, USD)	15.09%

European equities (MSCI Europe Index, EUR)	11.12%

Emerging market equities (MSCI Emerging Markets Index, EUR)	4.89%

Japanese equities (Nikkei 225 Index, JPY)	28.65%

Emerging market local bonds (JPMorgan Government Bond Index-Emerging Markets Global Diversified Index, USD Unhedged)	7.79%

Emerging market external debt (JPMorgan Emerging Markets Bond Index (EMBI) Global, USD Hedged)	3.81%

Below investment grade bonds (ICE BofAML Developed Markets High Yield Constrained Index, USD Hedged)	5.45%

Global investment grade credit bonds (Bloomberg Global Aggregate Credit Index, USD Hedged)	3.00%

Fixed-rate, local currency government debt of investment grade countries (Bloomberg Global Treasury Index, USD Hedged)	3.13%

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Statements concerning financial market trends are based on current market conditions, which will fluctuate. There is no guarantee that these investment strategies will work under all market conditions or are appropriate for all investors and each investor should evaluate their ability to invest for the long-term, especially during periods of downturn in the market. Outlook and strategies are subject to change without notice.

2	PIMCO VARIABLE INSURANCE TRUST

Important Information About the PIMCO Global Managed Asset Allocation Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Global Managed Asset Allocation Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio may invest in Institutional Class or Class M shares of any of the funds of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (“Underlying PIMCO Funds”), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, the “Acquired Funds”). The Portfolio may invest in a combination of affiliated funds and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (the “Act”), fixed income instruments, equity securities, forwards and derivatives, to the extent permitted under the Act or exemptive relief therefrom. The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that only invests directly in individual stocks and bonds.

We believe that equity funds and bond funds have an important role to play in a well-diversified portfolio. It is important to note, however, that equity funds and bond funds are subject to notable risks.

Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic, and industry conditions. The values of equity securities, such as common stocks and preferred securities, have historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously. The market price of equity securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

Bond funds and fixed income securities are subject to a variety of risks, including interest rate risk, liquidity risk and market risk. In an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio (and/or Underlying PIMCO Funds or Acquired Funds, as applicable) are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, continue to increase. In efforts to combat inflation, the U.S. Federal Reserve raised interest rates multiple times in 2022 and 2023. Thus, the Portfolio currently faces a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which among other things, could further reduce the net assets of the Portfolio.

SEMIANNUAL REPORT	|	JUNE 30, 2023	3

Important Information About the PIMCO Global Managed Asset Allocation Portfolio	(Cont.)

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Allocation Breakdown and Schedule of Investments sections of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that have provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European, and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of the Portfolio and its shareholders.

The Portfolio may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Portfolio or a reduction in the effectiveness of related Portfolio transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Portfolio that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Portfolio.

U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Portfolio and issuers in which it invests. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, continued volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Portfolio and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

4	PIMCO VARIABLE INSURANCE TRUST

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart reflects only Administrative Class performance. Performance may vary by share class based on each class’s expense ratios. The Portfolio measures its performance against at least one broad-based securities market index (“benchmark index”). The benchmark index does not take into account fees, expenses, or taxes. The Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. There is no assurance that the Portfolio, even if the Portfolio has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Portfolio’s total return in excess of that of the Portfolio’s benchmark between reporting periods or 2) the Portfolio’s total return in excess of the Portfolio’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Portfolio’s performance as compared to one or more previous reporting periods. Historical performance for the Portfolio or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

The following table discloses the inception dates of the Portfolio and its share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO Global Managed Asset Allocation Portfolio	04/15/09	04/30/12	04/15/09	04/15/09	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

SEC rules allow shareholder reports to be delivered to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Investors may elect to receive all future reports in paper free of charge by contacting their insurance company. Any election to receive reports in paper will apply to all portfolio companies available under the investor’s contract at the insurance company.

SEMIANNUAL REPORT	|	JUNE 30, 2023	5

Important Information About the PIMCO Global Managed Asset Allocation Portfolio	(Cont.)

In May 2022, the SEC proposed amendments to a current rule governing portfolio naming conventions. In general, the current rule requires portfolios with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The proposed amendments would expand the scope of the current rule in a number of ways that would result in an expansion of the types of portfolio names that would require the portfolio to adopt an 80% investment policy under the rule. Additionally, the proposed amendments would modify the circumstances under which a portfolio may deviate from its 80% investment policy and address the use and valuation of derivatives instruments for purposes of the rule. The proposal’s impact on the Portfolio will not be known unless and until any final rulemaking is adopted.

In May 2022, the SEC proposed a framework that would require certain registered portfolios (such as the Portfolio) to disclose their environmental, social, and governance (“ESG”) investing practices. Among other things, the proposed requirements would mandate that portfolios meeting three pre-defined classifications (i.e., integrated, ESG focused and/or impact funds) provide prospectus and shareholder report disclosure related to the ESG factors, criteria and processes used in managing the portfolio. The proposal’s impact on the Portfolio will not be known unless and until any final rulemaking is adopted.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will impact the disclosures provided to shareholders. The rule amendments are effective as of January 24, 2023, but the SEC is providing an 18-month compliance period following the effective date for such amendments other than those addressing fee and expense information in advertisements that might be materially misleading.

In November 2022, the SEC proposed rule amendments which, among other things, would require funds to adopt swing pricing in order to mitigate dilution of shareholders’ interests in a fund by requiring the adjustment of fund net asset value per share to pass on costs stemming from shareholder purchase or redemption activity. In addition, the proposed rule would amend the liquidity rule framework. The proposal’s impact on the Portfolio will not be known unless and until any final rulemaking is adopted.

In November 2022, the SEC adopted amendments to Form N-PX under the Act to improve the utility to investors of proxy voting information reported by mutual funds, ETFs and certain other funds. The rule amendments will expand the scope of funds’ Form N-PX reporting obligations, subject managers to Form N-PX reporting obligations for “Say on Pay” votes, enhance Form N-PX disclosures, permit joint reporting by funds, managers and affiliated managers on Form N-PX;

and require website availability of fund proxy voting records. The amendments will become effective on July 1, 2024. Funds and managers will be required to file their first reports covering the period from July 1, 2023 to June 30, 2024 on amended Form N-PX by August 31, 2024.

6	PIMCO VARIABLE INSURANCE TRUST

PIMCO Global Managed Asset Allocation Portfolio (Consolidated)

Cumulative Returns Through June 30, 2023

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown

as of June 30, 2023†§

Short-Term Instruments‡	48.1%

U.S. Government Agencies	21.8%

Asset-Backed Securities	8.4%

U.S. Treasury Obligations	7.0%

Mutual Funds	6.9%

Corporate Bonds & Notes	2.9%

Sovereign Issues	2.3%

Common Stocks	1.3%

Non-Agency Mortgage-Backed Securities	1.0%

Other	0.3%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended June 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Inception≈
PIMCO Global Managed Asset Allocation Portfolio Institutional Class	7.23%	8.39%	5.26%	4.89%	3.89%
PIMCO Global Managed Asset Allocation Portfolio Administrative Class	7.17%	8.30%	5.10%	4.72%	5.25%
PIMCO Global Managed Asset Allocation Portfolio Advisor Class	7.00%	8.14%	4.98%	4.62%	5.15%
60% MSCI World Index/40% Bloomberg U.S. Aggregate Index±	9.77%	10.58%	6.03%	6.49%	7.93%♦

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

≈ For class inception dates please refer to the Important Information.

♦ Average annual total return since 04/15/2009.

± 60% MSCI World Index/40% Bloomberg U.S. Aggregate Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 23 developed market country indices. It is not possible to invest directly in an unmanaged index. The Bloomberg U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

It is not possible to invest directly in an unmanaged index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the prices of individual positions (which may be sourced from different pricing vendors or other sources) used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via (888) 87-PIMCO.

The Portfolio’s total annual operating expense ratio, as stated in the Portfolio’s currently-effective prospectus (as of the date of this report), which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund expenses), were 1.20% for Institutional Class shares, 1.35% for Administrative Class shares, and 1.45% for Advisor Class shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO Global Managed Asset Allocation Portfolio seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Bloomberg U.S. Aggregate Index. PIMCO uses a three-step approach in seeking to achieve the Portfolio’s investment objective which consists of 1) developing a target asset allocation; 2) developing a series of relative value strategies designed to add value beyond the target allocation; and 3) utilizing hedging techniques to manage risks. PIMCO evaluates these three steps and uses varying combinations of Acquired Funds and/or direct investments to implement them within the Portfolio. The Portfolio seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (the “1940 Act”), Fixed Income Instruments, equity securities, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current prospectus for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance (on a gross basis) during the reporting period:

»	Exposure to select emerging markets currencies, particularly overweight exposure to the Brazilian real and Mexican peso, contributed to relative performance, as these currencies appreciated relative to the U.S. dollar.

»	Select securitized credit positioning, particularly security selection within the structured product sector, contributed to relative performance, as these securities posted positive returns.

»	U.S. duration contributed to relative performance, as returns generated largely from income contributed, while rates remained relatively stable across the curve.

»	Overall underweight exposure to U.S. equities detracted from relative performance, as U.S. equities posted positive returns.

»	Exposure to emerging markets equities, particularly select positioning in the consumer discretionary category within Chinese equities, detracted from performance, as these securities posted negative returns.

»	Overall underweight exposure to Japanese equities detracted from relative performance, as Japanese equities posted positive returns.

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Expense Example	PIMCO Global Managed Asset Allocation Portfolio (Consolidated)

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held from January 1, 2023 to June 30, 2023 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)	Expenses Paid During Period*	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$1,072.30	$5.14	$1,000.00	$1,019.84	$5.01	1.00%
Administrative Class	1,000.00	1,071.70	5.91	1,000.00	1,019.09	5.76	1.15
Advisor Class	1,000.00	1,070.00	6.42	1,000.00	1,018.60	6.26	1.25

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

8	PIMCO VARIABLE INSURANCE TRUST

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SEMIANNUAL REPORT	|	JUNE 30, 2023	9

Financial Highlights	PIMCO Global Managed Asset Allocation Portfolio (Consolidated)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Tax Basis Return of Capital	Total
Institutional Class

01/01/2023 - 06/30/2023+	$8.44	$0.13	$0.48	$0.61	$(0.01)	$0.00	$0.00	$(0.01)

12/31/2022	12.91	0.21	(2.48)	(2.27)	(0.08)	(1.98)	(0.14)	(2.20)

12/31/2021	13.15	0.21	1.39	1.60	(0.35)	(1.49)	0.00	(1.84)

12/31/2020	12.53	0.13	1.72	1.85	(0.99)	(0.24)	0.00	(1.23)

12/31/2019	10.94	0.29	1.58	1.87	(0.28)	0.00	0.00	(0.28)

12/31/2018	12.83	0.31	(0.97)	(0.66)	(0.23)	(1.00)	0.00	(1.23)
Administrative Class

01/01/2023 - 06/30/2023+	8.47	0.13	0.48	0.61	(0.01)	0.00	0.00	(0.01)

12/31/2022	12.95	0.23	(2.52)	(2.29)	(0.07)	(1.98)	(0.14)	(2.19)

12/31/2021	13.15	0.16	1.41	1.57	(0.28)	(1.49)	0.00	(1.77)

12/31/2020	12.53	0.12	1.72	1.84	(0.98)	(0.24)	0.00	(1.22)

12/31/2019	10.94	0.26	1.59	1.85	(0.26)	0.00	0.00	(0.26)

12/31/2018	12.83	0.29	(0.97)	(0.68)	(0.21)	(1.00)	0.00	(1.21)
Advisor Class

01/01/2023 - 06/30/2023+	8.51	0.12	0.48	0.60	(0.01)	0.00	0.00	(0.01)

12/31/2022	12.99	0.18	(2.49)	(2.31)	(0.05)	(1.98)	(0.14)	(2.17)

12/31/2021	13.22	0.17	1.41	1.58	(0.32)	(1.49)	0.00	(1.81)

12/31/2020	12.60	0.10	1.72	1.82	(0.96)	(0.24)	0.00	(1.20)

12/31/2019	10.99	0.25	1.61	1.86	(0.25)	0.00	0.00	(0.25)

12/31/2018	12.89	0.28	(0.98)	(0.70)	(0.20)	(1.00)	0.00	(1.20)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio. Additionally, excludes initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

(e)

Ratios shown do not include expenses of the investment companies in which the Portfolio may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.04	7.23%	$1,372	1.00	%*	1.12	%*	0.90	%*	1.02	%*	3.06	%*	263%

8.44	(18.24)	1,194	0.91		1.06		0.86		1.01		2.15		345

12.91	12.86	1,420	0.80		1.00		0.79		0.99		1.61		108

13.15	17.01	1,166	0.82		1.02		0.80		1.00		1.06		360

12.53	17.23	1,972	0.88		1.04		0.83		0.99		2.41		694

10.94	(5.32)	1,687	0.90		1.05		0.84		0.99		2.46		693

9.07	7.17	4,619	1.15	*	1.27	*	1.05	*	1.17	*	2.89	*	263

8.47	(18.36)	4,381	1.06		1.21		1.01		1.16		2.34		345

12.95	12.63	2,971	0.95		1.15		0.94		1.14		1.19		108

13.15	16.83	148,037	0.97		1.17		0.95		1.15		0.96		360

12.53	17.06	150,211	1.03		1.19		0.98		1.14		2.22		694

10.94	(5.46)	151,493	1.05		1.20		0.99		1.14		2.28		693

9.10	7.00	318,663	1.25	*	1.37	*	1.15	*	1.27	*	2.79	*	263

8.51	(18.40)	319,648	1.16		1.31		1.11		1.26		1.86		345

12.99	12.60	435,199	1.05		1.25		1.04		1.24		1.33		108

13.22	16.62	447,404	1.07		1.27		1.05		1.25		0.86		360

12.60	17.05	440,736	1.13		1.29		1.08		1.24		2.12		694

10.99	(5.61)	436,873	1.15		1.30		1.09		1.24		2.18		693

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	11

Consolidated Statement of Assets and Liabilities	PIMCO Global Managed Asset Allocation Portfolio	June 30, 2023	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$267,079
Investments in Affiliates	124,029
Financial Derivative Instruments
Exchange-traded or centrally cleared	2,496
Over the counter	5,998
Cash	1
Deposits with counterparty	12,739
Foreign currency, at value	2,444
Receivable for investments sold	11,720
Receivable for investments sold on a delayed-delivery basis	274
Receivable for TBA investments sold	93,348
Interest and/or dividends receivable	906
Dividends receivable from Affiliates	515
Reimbursement receivable from PIMCO	34
Total Assets	521,583

Liabilities:

Borrowings & Other Financing Transactions
Payable for short sales	$11,557
Financial Derivative Instruments
Exchange-traded or centrally cleared	427
Over the counter	3,284
Payable for investments purchased	98
Payable for investments in Affiliates purchased	522
Payable for TBA investments purchased	176,078
Deposits from counterparty	4,485
Payable for Portfolio shares redeemed	107
Accrued investment advisory fees	272
Accrued supervisory and administrative fees	20
Accrued distribution fees	70
Accrued servicing fees	1
Foreign capital gains tax payable	7
Other liabilities	1
Total Liabilities	196,929

Net Assets	$324,654

Net Assets Consist of:

Paid in capital	$380,542
Distributable earnings (accumulated loss)	(55,888)

Net Assets	$324,654

Net Assets:

Institutional Class	$1,372
Administrative Class	4,619
Advisor Class	318,663

Shares Issued and Outstanding:

Institutional Class	152
Administrative Class	509
Advisor Class	35,011

Net Asset Value Per Share Outstanding(a):

Institutional Class	$9.04
Administrative Class	9.07
Advisor Class	9.10

Cost of investments in securities	$278,350
Cost of investments in Affiliates	$130,086
Cost of foreign currency held	$2,454
Proceeds received on short sales	$11,340
Cost or premiums of financial derivative instruments, net	$(2,271)

* Includes repurchase agreements of:	$34,092

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Statement of Operations	PIMCO Global Managed Asset Allocation Portfolio

Six Months Ended June 30, 2023 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$3,674
Dividends, net of foreign taxes*	99
Dividends from Investments in Affiliates	2,690
Miscellaneous income	131
Total Income	6,594

Expenses:

Investment advisory fees	1,548
Supervisory and administrative fees	115
Distribution and/or servicing fees - Administrative Class	3
Distribution and/or servicing fees - Advisor Class	401
Trustee fees	7
Interest expense	161
Total Expenses	2,235
Waiver and/or Reimbursement by PIMCO	(189)
Net Expenses	2,046

Net Investment Income (Loss)	4,548

Net Realized Gain (Loss):

Investments in securities	614
Investments in Affiliates	(1,440)
Exchange-traded or centrally cleared financial derivative instruments	8,888
Over the counter financial derivative instruments	(2,586)
Short sales	288
Foreign currency	79

Net Realized Gain (Loss)	5,843

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(7,248)
Investments in Affiliates	2,383
Exchange-traded or centrally cleared financial derivative instruments	10,308
Over the counter financial derivative instruments	6,695
Short sales	(58)
Foreign currency assets and liabilities	(97)

Net Change in Unrealized Appreciation (Depreciation)	11,983

Net Increase (Decrease) in Net Assets Resulting from Operations	$22,374

* Foreign tax withholdings - Dividends	$1

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	13

Consolidated Statements of Changes in Net Assets	PIMCO Global Managed Asset Allocation Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$4,548	$6,738
Net realized gain (loss)	5,843	(59,228)
Net change in unrealized appreciation (depreciation)	11,983	(26,389)

Net Increase (Decrease) in Net Assets Resulting from Operations	22,374	(78,879)

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(1)	(235)
Administrative Class	(3)	(401)
Advisor Class	(196)	(65,281)

Tax basis return of capital
Institutional Class	0	(18)
Administrative Class	0	(32)
Advisor Class	0	(5,034)

Total Distributions(a)	(200)	(71,001)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(22,743)	35,513

Total Increase (Decrease) in Net Assets	(569)	(114,367)

Net Assets:

Beginning of period	325,223	439,590
End of period	$324,654	$325,223

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Schedule of Investments	PIMCO Global Managed Asset Allocation Portfolio	June 30, 2023	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 82.3%

CORPORATE BONDS & NOTES 3.5%

BANKING & FINANCE 1.8%

Ally Financial, Inc.
8.000% due 11/01/2031	$800	$831

Ford Motor Credit Co. LLC
5.584% due 03/18/2024	200	199

Kaisa Group Holdings Ltd.
9.375% due 06/30/2024 ^ (b)	1,200	80

UniCredit SpA
7.830% due 12/04/2023	3,050	3,068

Ursa Re II Ltd.
9.208% (T-BILL 3MO + 3.750%) due 12/07/2027 ~	1,100	1,096

VICI Properties LP
3.875% due 02/15/2029	700	615

		5,889

INDUSTRIALS 0.9%

Berry Global, Inc.
4.875% due 07/15/2026	1,295	1,246

Broadcom, Inc.
3.137% due 11/15/2035	208	160

DAE Funding LLC
1.625% due 02/15/2024	700	675

Energy Transfer LP
3.750% due 05/15/2030	1,100	993

		3,074

UTILITIES 0.8%

Midwest Connector Capital Co. LLC
3.900% due 04/01/2024	1,700	1,665

Pacific Gas & Electric Co.
2.500% due 02/01/2031	1,100	862

		2,527

Total Corporate Bonds & Notes (Cost $13,236)		11,490

CONVERTIBLE BONDS & NOTES 0.3%

INDUSTRIALS 0.3%

Multiplan Corp. (6.000% Cash or 7.000% PIK)
6.000% due 10/15/2027 (a)	1,300	883

Total Convertible Bonds & Notes (Cost $1,279)		883

U.S. GOVERNMENT AGENCIES 26.3%

Fannie Mae, TBA
5.500% due 09/01/2053	6,700	6,667

Ginnie Mae
3.858% due 08/20/2068 •	566	551
4.305% due 09/20/2071 •	2,808	2,783

Uniform Mortgage-Backed Security, TBA
2.000% due 08/01/2053	14,800	12,090
2.500% due 08/01/2053	8,600	7,305
3.000% due 08/01/2053	5,900	5,201
3.500% due 08/01/2053	5,900	5,383
4.000% due 08/01/2053	5,200	4,885
4.500% due 08/01/2053	13,400	12,890
5.000% due 09/01/2053	15,500	15,198
5.500% due 08/01/2053	12,500	12,438

Total U.S. Government Agencies (Cost $85,907)		85,391

U.S. TREASURY OBLIGATIONS 8.4%

U.S. Treasury Bonds
1.375% due 11/15/2040 (j)(l)	9,500	6,364

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 11/15/2042 (l)		$990	$984
4.000% due 11/15/2052 (l)		740	760

U.S. Treasury Inflation Protected Securities (e)
1.125% due 01/15/2033		20,014	19,187

Total U.S. Treasury Obligations (Cost $30,776)			27,295

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.2%

Alliance Bancorp Trust
5.630% due 07/25/2037 •		285	244

Bear Stearns Adjustable Rate Mortgage Trust
4.222% due 07/25/2036 ^~		70	62
4.524% due 02/25/2036 ^~		16	14

Countrywide Alternative Loan Trust
5.450% due 07/25/2035 •		398	313
5.470% due 09/25/2047 •		104	91

Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 04/25/2036		226	122

Impac CMB Trust
5.770% due 04/25/2035 «•		88	81
5.795% due 04/25/2035 •		115	106

Residential Accredit Loans, Inc. Trust
4.165% due 06/25/2046 •		223	54
6.000% due 12/25/2036		72	58

Residential Asset Securitization Trust
5.500% due 05/25/2035 •		345	230

Towd Point Mortgage Funding
5.531% due 10/20/2051	GBP	835	1,062

WaMu Mortgage Pass-Through Certificates Trust
5.810% due 01/25/2045 •		$1,617	1,509

Total Non-Agency Mortgage-Backed Securities (Cost $4,353)			3,946

ASSET-BACKED SECURITIES 10.1%

522 Funding CLO Ltd.
6.290% due 10/20/2031 •		600	592

Aames Mortgage Investment Trust
5.630% due 04/25/2036 •		85	75

ACAS CLO Ltd.
6.152% due 10/18/2028 •		393	391

ACE Securities Corp. Home Equity Loan Trust
5.630% due 06/25/2036 •		159	112
6.050% due 08/25/2035 •		132	127
6.950% due 06/25/2034 «•		1	1

Anchorage Capital CLO Ltd.
6.310% due 07/15/2030 •		1,060	1,054

Apex Credit CLO Ltd.
6.500% due 09/20/2029 •		65	64

Apidos CLO
6.162% due 07/18/2029 •		790	784

Ares CLO Ltd.
6.130% due 01/15/2029 •		643	639

Argent Mortgage Loan Trust
5.630% due 05/25/2035 •		479	432

Argent Securities Trust
5.450% due 07/25/2036 •		345	294

Benefit Street Partners CLO Ltd.
6.290% due 01/17/2032 •		200	198

Carlyle Global Market Strategies CLO Ltd.
6.271% due 08/14/2030 •		1,183	1,175

Catamaran CLO Ltd.
6.373% due 04/22/2030 •		617	614

CIT Mortgage Loan Trust
6.500% due 10/25/2037 •		183	183

Citigroup Mortgage Loan Trust
5.585% due 11/25/2036 •		67	65

Countrywide Asset-Backed Certificates Trust
5.290% due 05/25/2035 •		244	235
5.650% due 03/25/2037 •		629	594

Crestline Denali CLO Ltd.
6.413% due 10/23/2031 •		498	492

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Elevation CLO Ltd.
6.205% due 10/25/2030 •		$675	$670

First Franklin Mortgage Loan Trust
5.855% due 11/25/2036 •		1,363	1,302

Fremont Home Loan Trust
5.285% due 10/25/2036 •		683	601
5.300% due 10/25/2036 •		1,973	806

Gallatin CLO Ltd.
6.350% due 07/15/2031 •		400	392

GoldenTree Loan Management U.S. CLO Ltd.
6.160% due 11/20/2030 •		700	696

IndyMac INDB Mortgage Loan Trust
5.290% due 07/25/2036 •		835	261

LCM LP
6.135% due 07/19/2027 •		519	516

Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ^~		529	380

Lehman XS Trust
4.284% due 06/25/2036 þ		502	471
5.470% due 05/25/2036 •		446	385

Long Beach Mortgage Loan Trust
5.750% due 01/25/2036 •		1,183	1,063

Magnetite Ltd.
6.201% due 11/15/2028 •		678	673

Man GLG Euro CLO DAC
4.047% due 01/15/2030 •	EUR	132	142

Oaktree CLO Ltd.
6.383% due 04/22/2030 •		$300	295

OCP Euro CLO DAC
4.091% due 09/22/2034 •	EUR	600	638

Octagon Investment Partners Ltd.
6.321% due 02/14/2031 •		$400	395

OSD CLO Ltd.
6.130% due 04/17/2031 •		586	579

OZLM Ltd.
6.240% due 10/17/2029 •		541	538
6.410% due 07/20/2032 •		500	490
6.549% due 10/30/2030 •		236	236

Palmer Square CLO Ltd.
6.260% due 10/17/2031 •		200	198

Palmer Square European Loan Funding DAC
3.957% due 04/15/2031 •	EUR	406	436

Palmer Square Loan Funding Ltd.
6.050% due 07/20/2029 •		$1,041	1,028
6.060% due 10/15/2029 •		1,962	1,941

Popular ABS Mortgage Pass-Through Trust
5.645% due 07/25/2036 •		128	119

Rad CLO Ltd.
6.393% due 07/24/2032 •		800	789

Saranac CLO Ltd.
6.684% due 08/13/2031 •		500	494

Segovia European CLO DAC
4.080% due 07/20/2032 •	EUR	500	532

Sound Point CLO Ltd.
6.230% due 10/20/2030 •		$1,299	1,285
6.235% due 07/25/2030 •		630	623
6.460% due 07/20/2032 •		600	589

Stratus CLO Ltd.
6.200% due 12/29/2029 •		400	397

Structured Asset Securities Corp. Mortgage Loan Trust
5.720% due 10/25/2036 •		75	73
5.945% due 02/25/2036 •		100	95

TCI-Symphony CLO Ltd.
6.262% due 10/13/2032 •		600	593

TCW CLO Ltd.
6.225% due 04/25/2031 •		600	594

THL Credit Wind River CLO Ltd.
6.340% due 04/15/2031 •		700	691

Venture CLO Ltd.
6.240% due 07/20/2030 •		566	558
6.459% due 07/30/2032 •		1,200	1,180

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	15

Consolidated Schedule of Investments	PIMCO Global Managed Asset Allocation Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Vibrant CLO Ltd.
6.370% due 07/20/2032 •		$300	$292

Voya CLO Ltd.
6.248% due 10/15/2030 •		280	278

Wellfleet CLO Ltd.
6.140% due 07/20/2029 •		229	227

Total Asset-Backed Securities (Cost $33,516)			32,662

SOVEREIGN ISSUES 2.7%

Argentina Government International Bond
0.500% due 07/09/2030 þ		441	121
1.500% due 07/09/2035 þ		289	83
15.500% due 10/17/2026	ARS	10,280	4

Brazil Letras do Tesouro Nacional
0.000% due 10/01/2023 (d)	BRL	19,500	3,946

Colombian TES
7.750% due 09/18/2030	COP	10,707,900	2,288

Peru Government International Bond
1.862% due 12/01/2032		$800	618

South Africa Government International Bond
10.500% due 12/21/2026	ZAR	31,200	1,722

United Kingdom Gilt
0.625% due 10/22/2050	GBP	3	1

Total Sovereign Issues (Cost $8,914)			8,783

		SHARES
COMMON STOCKS 1.6%

FINANCIALS 1.6%

Bank of America Corp.		42,300	1,214

Citigroup, Inc.		26,900	1,238

JPMorgan Chase & Co.		9,200	1,338

		SHARES	MARKET VALUE (000S)

Wells Fargo & Co.		31,700	$1,353
Total Common Stocks (Cost $4,941)			5,143

PREFERRED SECURITIES 0.1%

FINANCIALS 0.1%

Bank of America Corp.
5.875% due 03/15/2028 •(f)		389,000	356

Total Preferred Securities (Cost $389)			356

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 28.1%

REPURCHASE AGREEMENTS (h) 10.5%

			34,092

ARGENTINA TREASURY BILLS 0.0%
(24.751)% due 10/18/2023 - 11/23/2023 (c)(d)	ARS	22,512	50

JAPAN TREASURY BILLS 17.4%
(0.195)% due 07/18/2023 - 09/04/2023 (c)(d)	JPY	8,132,000	56,363

U.S. TREASURY BILLS 0.2%
5.177% due 08/10/2023 - 09/12/2023 (c)(d)(l)		$630	625

Total Short-Term Instruments (Cost $95,039)			91,130

Total Investments in Securities (Cost $278,350)			267,079

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 38.2%

MUTUAL FUNDS (g) 8.3%

PIMCO Investment Grade Credit Bond Fund	2,689,814	$23,590

PIMCO Preferred and Capital Securities Fund	401,839	3,343

Total Mutual Funds (Cost $31,172)		26,933

SHORT-TERM INSTRUMENTS 29.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 29.9%

PIMCO Short Asset Portfolio	5,224,175	50,335

PIMCO Short-Term Floating NAV Portfolio III	4,809,331	46,761

Total Short-Term Instruments (Cost $98,914)		97,096

Total Investments in Affiliates (Cost $130,086)		124,029

Total Investments 120.5% (Cost $408,436)		$391,108

Financial Derivative Instruments (i)(k) 1.5% (Cost or Premiums, net $(2,271))		4,783

Other Assets and Liabilities, net (22.0)%		(71,237)

Net Assets 100.0%		$324,654

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Institutional Class Shares of each Fund.

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	5.100%	06/30/2023	07/03/2023	$28,700	U.S. Treasury Inflation Protected Securities 0.250% due 02/15/2050	$(29,772)	$28,700	$28,712
FICC	2.400	06/30/2023	07/03/2023	342	U.S. Treasury Notes 4.625% due 06/30/2025	(349)	342	342
SAL	5.100	06/30/2023	07/03/2023	4,800	U.S. Treasury Notes 0.250% due 10/31/2025	(4,897)	4,800	4,802
SSB	2.400	06/30/2023	07/03/2023	250	U.S. Treasury Notes 1.875% due 06/30/2026(2)	(255)	250	250

Total Repurchase Agreements						$(35,273)	$34,092	$34,106

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(3)
U.S. Treasury Obligations (3.5)%
U.S. Treasury Notes	3.500%	02/15/2033	$11,700	$(11,340)	$(11,557)

Total Short Sales (3.5)%				$(11,340)	$(11,557)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale- Buyback Transactions	Payable for Short Sales(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BPS	$28,712	$0	$0	$0	$28,712	$(29,772)	$(1,060)
FICC	342	0	0	0	342	(349)	(7)
SAL	4,802	0	0	0	4,802	(4,897)	(95)
SSB	250	0	0	0	250	(255)	(5)

Master Securities Forward Transaction Agreement
BPG	0	0	0	(11,557)	(11,557)	0	(11,557)

Total Borrowings and Other Financing Transactions	$34,106	$0	$0	$(11,557)

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	Payable for short sales includes $(158) of accrued interest.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(845) at a weighted average interest rate of 2.351%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 30-Year Bond August 2023 Futures	$123.000	07/21/2023	14	$14	$(6)	$(2)
Call - CBOT U.S. Treasury 30-Year Bond August 2023 Futures	131.000	07/21/2023	14	14	(7)	(3)

Total Written Options					$(13)	$(5)

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	17

Consolidated Schedule of Investments	PIMCO Global Managed Asset Allocation Portfolio	(Cont.)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 3-Year Bond September Futures	09/2023	1	$70	$0	$0	$0
CAC 40 Index July Futures	07/2023	15	1,213	18	18	0
Dax Index September Futures	09/2023	2	888	2	12	(1)
E-Mini S&P 500 Index September Futures	09/2023	597	133,974	3,589	1,567	0
FTSE/MIB Index September Futures	09/2023	5	774	24	16	0
IBEX 35 Index July Futures	07/2023	1	104	3	1	0
Japan Government 10-Year Bond September Futures	09/2023	4	4,118	16	2	(3)
Mini MSCI Emerging Markets Index September Futures	09/2023	52	2,595	(28)	20	0
Nikkei 225 Yen-denominated September Futures	09/2023	20	2,317	100	18	(5)
OMX Stockholm 30 Index July Futures	07/2023	17	365	(2)	10	0
S&P/Toronto Stock Exchange 60 September Futures	09/2023	34	6,255	100	79	0
SPI 200 September Futures	09/2023	38	4,532	32	5	0
STOXX Europe 600 September Futures	09/2023	1,341	33,934	90	410	0
Topix Index September Futures	09/2023	67	10,624	356	0	(33)
U.S. Treasury 2-Year Note September Futures	09/2023	149	30,298	(444)	0	(5)
U.S. Treasury 5-Year Note September Futures	09/2023	117	12,530	(256)	0	0
U.S. Treasury 10-Year Note September Futures	09/2023	87	9,767	(144)	12	0
U.S. Treasury Long-Term Bond September Futures	09/2023	24	3,046	(7)	18	0

				$3,449	$2,188	$(47)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 10-Year Bond September Futures	09/2023	2	$(155)	$1	$2	$0
Canada Government 10-Year Bond September Futures	09/2023	7	(647)	11	0	(5)
Euro STOXX 50 September Futures	09/2023	42	(2,029)	(33)	0	(20)
Euro-Bobl September Futures	09/2023	20	(2,525)	33	11	0
Euro-Bund September Futures	09/2023	31	(4,524)	43	32	(3)
Euro-Buxl 30-Year Bond September Futures	09/2023	6	(914)	(14)	10	(5)
Euro-Oat September Futures	09/2023	37	(5,184)	28	39	(3)
Gold 100 oz. August Futures	08/2023	5	(965)	(6)	0	(6)
U.S. Treasury Ultra 10-Year Note September Futures	09/2023	89	(10,541)	110	0	(26)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2023	5	(681)	(6)	0	(6)
United Kingdom Long Gilt September Futures	09/2023	1	(121)	1	1	0

				$168	$95	$(74)

Total Futures Contracts				$3,617	$2,283	$(121)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Ford Motor Credit Co. LLC	5.000%	Quarterly	06/20/2025	1.344%	$500	$20	$15	$35	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
iTraxx Crossover 37 5-Year Index	(5.000)%	Quarterly	06/20/2027	EUR	100	$(6)	$0	$(6)	$0	$(1)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-40 5-Year Index	1.000%	Quarterly	06/20/2028	$	100	$1	$1	$2	$0	$0
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028		200	0	6	6	1	0
iTraxx Europe Main 39 5-Year Index	1.000	Quarterly	06/20/2028	EUR	300	1	3	4	1	0

						$2	$10	$12	$2	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(6)	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/20/2028	GBP	1,600	$7	$102	$109	$10	$0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/20/2033		1,700	(15)	(122)	(137)	0	(14)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	3.250	Annual	09/20/2053		700	23	61	84	7	0
Receive	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	09/21/2027	INR	55,900	(1)	(4)	(5)	1	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2026	JPY	1,690,000	(87)	24	(63)	0	(4)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		1,020,000	278	(18)	260	7	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		70,000	107	(36)	71	2	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	12/15/2026	SGD	1,990	(86)	(21)	(107)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	0.250	Annual	03/16/2024		$2,500	126	0	126	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		23,800	150	330	480	0	(6)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	04/02/2026		22,300	(217)	(13)	(230)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		1,926	(4)	(16)	(20)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		300	(1)	(8)	(9)	0	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.308	Annual	02/21/2029		9,900	(36)	(89)	(125)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029		300	27	6	33	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030		700	(2)	(10)	(12)	1	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		7,500	19	(8)	11	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	2.385	Annual	06/08/2032		2,600	28	213	241	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		2,500	273	79	352	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		2,200	(293)	(16)	(309)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		4,600	59	154	213	0	(11)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		10,550	277	(6)	271	0	(30)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		700	137	52	189	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		3,000	(706)	(96)	(802)	25	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		3,500	286	(5)	281	0	(34)
Pay	1-Year BRL-CDI	11.575	Maturity	01/04/2027	BRL	17,700	(78)	171	93	15	0
Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	12/15/2026	CNY	8,310	(8)	17	9	2	0
Receive	3-Month CNY-CNREPOFIX	2.250	Quarterly	12/21/2027		9,940	36	(30)	6	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	10.960	Quarterly	11/21/2025	COP	4,971,900	0	(54)	(54)	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	8.585	Quarterly	11/26/2025		9,045,300	0	15	15	0	(4)
Receive	3-Month COP-IBR Compounded-OIS	8.590	Quarterly	11/26/2025		9,692,800	0	16	16	0	(4)
Receive	3-Month COP-IBR Compounded-OIS	9.280	Quarterly	11/26/2025		10,517,000	0	(21)	(21)	0	(4)
Pay	3-Month COP-IBR Compounded-OIS	10.840	Quarterly	12/02/2025		32,311,600	0	341	341	15	0
Receive	3-Month COP-IBR Compounded-OIS	4.920	Quarterly	08/26/2026		11,900,000	0	273	273	0	(8)
Pay	3-Month COP-IBR Compounded-OIS	5.925	Quarterly	08/26/2026		11,700,000	0	(189)	(189)	8	0
Receive	3-Month COP-IBR Compounded-OIS	7.215	Quarterly	02/09/2027		3,211,630	65	(42)	23	0	(3)
Pay	3-Month COP-IBR Compounded-OIS	10.270	Quarterly	11/17/2027		7,451,100	0	159	159	9	0
Receive	3-Month COP-IBR Compounded-OIS	10.580	Quarterly	01/10/2028		6,976,480	(61)	(111)	(172)	0	(8)
Receive	3-Month COP-IBR Compounded-OIS	8.930	Quarterly	09/18/2030		13,800,000	0	(268)	(268)	0	(23)
Receive	3-Month ILS-TELBOR	1.215	Annual	02/11/2027	ILS	12,100	304	(14)	290	11	0
Pay	3-Month KRW-KORIBOR	2.500	Quarterly	03/16/2027	KRW	4,323,300	(93)	(32)	(125)	1	(5)
Receive	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	03/15/2028	THB	18,190	5	0	5	0	0
Pay	3-Month ZAR-JIBAR	6.690	Quarterly	11/04/2026	ZAR	65,390	(151)	(34)	(185)	0	(7)
Pay	3-Month ZAR-JIBAR	5.980	Quarterly	12/21/2026		58,000	(291)	58	(233)	0	(7)
Receive	6-Month CLP-CHILIBOR	5.850	Semi-Annual	01/14/2027	CLP	1,475,340	71	(9)	62	27	0
Receive	6-Month CZK-PRIBOR	5.225	Annual	07/29/2027	CZK	60,090	(45)	(59)	(104)	8	(1)
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2028	EUR	100	(1)	0	(1)	0	0
Pay	6-Month EUR-EURIBOR	0.081	Annual	02/15/2031		10,400	(1,066)	(1,333)	(2,399)	0	(52)
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033		2,800	(24)	29	5	0	(18)
Pay(6)	6-Month EUR-EURIBOR	2.500	Annual	09/20/2053		700	(18)	16	(2)	0	(5)
Receive	6-Month HUF-BBR	3.700	Annual	11/08/2026	HUF	815,900	434	(98)	336	8	0
Pay	6-Month HUF-BBR	11.070	Annual	09/02/2027		206,100	0	82	82	0	(1)
Pay	6-Month PLN-WIBOR	2.983	Annual	11/08/2026	PLN	4,810	(87)	18	(69)	1	0
Receive	28-Day MXN-TIIE	7.745	Lunar	02/11/2027	MXN	36,300	52	15	67	3	0
Pay	28-Day MXN-TIIE	8.700	Lunar	11/05/2027		13,400	0	6	6	0	(1)
Pay	28-Day MXN-TIIE	8.480	Lunar	01/24/2028		81,300	(18)	25	7	0	(5)

							$(625)	$(500)	$(1,125)	$173	$(297)

Total Swap Agreements							$(609)	$(475)	$(1,084)	$175	$(298)

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	19

Consolidated Schedule of Investments	PIMCO Global Managed Asset Allocation Portfolio	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)		Total	Market Value	Variation Margin Liability(7)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$2,321	$175	$2,496	$(5)	$(121)	$(301)	$(427)

(j)	Securities with an aggregate market value of $1,577 and cash of $12,739 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin asset of $38 for closed futures and unsettled variation margin liability of $(3) for closed swap agreements is outstanding at period end.

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2023	AUD	703		$467	$0	$(2)
	07/2023		$215	AUD	329	4	0
	08/2023		467		703	2	0

BOA	07/2023	DKK	313		$46	0	0
	07/2023	GBP	137		173	0	(1)
	07/2023	NZD	726		440	0	(5)
	07/2023	SEK	1,767		163	0	(1)
	07/2023		$268	AUD	413	7	0
	07/2023		49	DKK	337	1	0
	07/2023		287	ILS	984	0	(22)
	07/2023		2,321	MXN	42,735	169	0
	08/2023	CAD	298		$220	0	(5)
	08/2023	CNY	207		30	2	0
	08/2023	JPY	616,616		4,472	163	0
	08/2023		$108	CNY	746	0	(5)
	08/2023		46	DKK	313	0	0
	08/2023		586	JPY	81,200	0	(20)
	08/2023		38	SEK	406	0	0
	09/2023	IDR	124,341		$8	0	0
	09/2023	TWD	21,826		719	17	0
	09/2023		$91	CLP	74,032	0	0
	09/2023		511	HKD	3,994	0	(1)
	09/2023		58	KRW	73,875	0	(2)

BPS	07/2023	AUD	750		$498	1	(2)
	07/2023	NZD	17		10	0	0
	08/2023	CNH	4,375		633	29	0
	08/2023	CNY	243		36	2	0

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	08/2023	TWD	10,924		$358	$7	$0
	08/2023		$333	AUD	503	2	0
	08/2023		349	EUR	324	5	0
	08/2023	ZAR	17,203		$924	14	0
	09/2023	THB	7		0	0	0

BRC	07/2023	GBP	135		172	0	0
	07/2023	JPY	4,572,000		35,348	3,601	0
	07/2023	MYR	35		8	0	0
	08/2023	COP	20,875,764		4,900	0	(41)
	08/2023		$668	JPY	88,406	0	(51)
	08/2023	ZAR	20,816		$1,126	25	0
	09/2023	JPY	1,150,000		8,401	355	0
	09/2023		$93	ILS	333	0	(3)
	10/2023	MXN	27,238		$1,454	0	(107)

BSH	10/2023	BRL	19,500		3,659	0	(349)

CBK	07/2023	ILS	985		307	42	0
	07/2023	MXN	869		49	0	(1)
	07/2023	PEN	9,534		2,454	0	(174)
	07/2023		$1,533	CLP	1,240,304	13	0
	07/2023		2,625	PEN	9,534	3	0
	08/2023	CLP	1,496,535		$1,824	0	(30)
	08/2023	EUR	1,505		1,623	0	(23)
	08/2023	JPY	343,384		2,492	92	0
	08/2023	TWD	11,374		373	7	0
	08/2023		$2,116	CAD	2,821	15	0
	08/2023		235	CNH	1,641	0	(9)
	08/2023		1,784	CNY	12,523	0	(50)
	08/2023		392	EUR	361	3	0
	08/2023		472	JPY	65,100	0	(18)
	08/2023		367	NOK	3,833	0	(10)
	09/2023	KRW	724		$1	0	0
	09/2023	MXN	3,733		202	0	(13)
	09/2023		$12	ILS	44	0	0

CLY	07/2023		143	DKK	989	2	0
	08/2023		415	NOK	4,347	0	(9)

DUB	07/2023	BRL	13,177		$2,734	0	(18)
	07/2023	MXN	1,048		61	0	0
	07/2023	PEN	19,069		5,231	0	(24)
	07/2023		$2,432	BRL	13,177	320	0
	07/2023		2,607	PEN	9,534	21	0

FAR	07/2023		2	CLP	1,903	0	0

GLM	07/2023	BRL	13,219		$2,738	0	(23)
	07/2023		$2,743	BRL	13,219	18	0
	08/2023		470	CHF	416	0	(3)
	08/2023		162	NOK	1,714	0	(2)
	09/2023	PEN	314		$85	0	(1)
	09/2023	SGD	1,077		806	7	0
	09/2023		$2,738	BRL	13,366	23	0
	09/2023		151	COP	639,059	0	(1)
	09/2023		60	TWD	1,818	0	(1)

JPM	07/2023	DKK	645		$94	0	(1)
	07/2023		$588	SGD	777	0	(13)
	08/2023	CAD	277		$203	0	(6)
	08/2023	CHF	167		186	0	(1)
	08/2023	CNH	3,512		508	24	0
	08/2023	CNY	257		38	2	0
	08/2023		$3,469	CAD	4,637	34	0
	08/2023		708	CHF	622	0	(9)
	08/2023		672	HUF	234,789	7	0
	08/2023		109	JPY	14,529	0	(8)
	08/2023		60	NOK	632	0	(1)
	08/2023	ZAR	1,504		$77	0	(2)
	09/2023	IDR	52,014		4	0	0
	09/2023	INR	24,855		302	0	(1)
	09/2023		$2	IDR	36,986	0	0
	09/2023		90	ILS	320	0	(4)
	09/2023		2,546	PEN	9,376	23	0
	09/2023		1,097	THB	37,629	0	(28)
	10/2023	MXN	13,030		$742	0	(5)

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	21

Consolidated Schedule of Investments	PIMCO Global Managed Asset Allocation Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
MBC	07/2023	GBP	585		$724	$0	$(19)
	08/2023	JPY	1,450,000		10,614	493	0
	08/2023		$34,128	EUR	30,928	0	(310)
	09/2023		95	INR	7,865	1	0
	09/2023		107	KRW	136,943	0	(3)

MYI	07/2023	DKK	280		$41	0	0
	07/2023	IDR	32,782		2	0	0
	07/2023	NZD	48		29	0	0
	07/2023		$1,922	COP	8,102,943	8	0
	07/2023		2	IDR	32,782	0	0
	07/2023		165	SEK	1,766	0	(1)
	08/2023	TWD	11,755		$388	10	0
	08/2023		$41	DKK	279	0	0
	08/2023		9,526	JPY	1,265,937	0	(697)
	08/2023		111	ZAR	2,023	0	(4)
	09/2023	IDR	32,811		$2	0	0
	09/2023	ILS	94		26	1	0
	09/2023	INR	5,369		65	0	0
	09/2023		$120	KRW	153,902	0	(3)
	09/2023		103	PEN	377	0	0
	09/2023		501	THB	17,152	0	(14)

NGF	08/2023	CNH	5,368		$782	41	0

RBC	07/2023		$1,278	MXN	24,582	156	0
	08/2023	CHF	131		$147	0	0
	08/2023	MXN	27,485		1,586	0	(7)
	08/2023		$396	CAD	534	7	0
	09/2023	ZAR	12,286		$683	35	0

RYL	07/2023		$957	NZD	1,541	0	(11)

SCX	07/2023	AUD	1,033		$686	0	(2)
	07/2023	NZD	1,891		1,148	0	(12)
	07/2023		$952	AUD	1,457	19	0
	08/2023	CHF	128		$143	0	0
	08/2023	CNH	1,665		242	12	0
	08/2023	CNY	682		100	5	0
	08/2023		$686	AUD	1,033	2	0
	09/2023	INR	15,545		$189	0	0
	09/2023	TWD	18,237		598	11	0
	09/2023		$2,463	IDR	36,626,988	0	(31)
	09/2023		1,128	THB	38,940	0	(21)
	09/2023		593	ZAR	10,314	0	(49)

SOG	07/2023		1,421	AUD	2,173	26	0

SSB	07/2023	CLP	1,243,988		$1,549	0	(1)
	07/2023		$2,614	PEN	9,534	13	0
	08/2023	PEN	9,534		$2,610	0	(11)
	08/2023		$1,549	CLP	1,247,581	1	0
	09/2023	BRL	1,694		$334	0	(16)

TOR	07/2023	AUD	1,271		840	0	(7)
	07/2023	CAD	249		188	0	0
	07/2023		$752	AUD	1,150	14	0
	07/2023		1,089	GBP	857	0	(1)
	07/2023		695	NZD	1,141	5	0
	08/2023	GBP	857		$1,089	1	0
	08/2023	NZD	1,141		695	0	(5)
	08/2023		$840	AUD	1,272	7	0
	08/2023		425	HUF	148,714	6	0
	08/2023		4,397	JPY	583,041	0	(331)

UAG	07/2023	AUD	2,026		$1,353	6	(3)
	07/2023		$172	AUD	263	3	0
	08/2023		1,354		2,026	3	(6)
	08/2023		101	ZAR	1,887	0	(1)
	09/2023		50	ILS	180	0	(2)
	09/2023		111	ZAR	1,972	0	(7)

Total Forward Foreign Currency Contracts						$5,948	$(2,681)

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	5,600	$(255)	$(315)

JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	1,100	(8)	0

						$(263)	$(315)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.060%	07/14/2023	951	$(7)	$(4)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.360	07/14/2023	951	(7)	(2)

BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	07/03/2023	944	(7)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	07/03/2023	944	(7)	0

BRC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	07/27/2023	1,247	(3)	(2)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.850	07/27/2023	1,247	(3)	(5)

FAR	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	07/03/2023	1,214	(8)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	07/03/2023	1,214	(8)	0

GLM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	07/27/2023	1,247	(3)	(2)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.850	07/27/2023	1,247	(3)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	441	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	441	(1)	(2)

JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.250	07/20/2023	2,693	(9)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	07/20/2023	2,693	(9)	(11)

NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.270	07/24/2023	3,335	(11)	(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.670	07/24/2023	3,335	(11)	(14)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	2,693	(9)	(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	2,693	(9)	(13)

							$(116)	$(76)

Total Written Options							$(379)	$(391)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$2,200	$(65)	$56	$0	$(9)
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	11,028	(680)	660	0	(20)

MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	9,600	(317)	278	0	(39)

SAL	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	1,600	(4)	(14)	0	(18)

UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,800	(110)	95	0	(15)

						$(1,176)	$1,075	$0	$(101)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Pay	3-Month MYR-KLIBOR	2.750%	Quarterly	12/15/2026	MYR	900	$(2)	$(4)	$0	$(6)
	Pay	3-Month MYR-KLIBOR	3.000	Quarterly	03/16/2027		16,490	(72)	(8)	0	(80)

CBK	Pay	3-Month KRW-KORIBOR	1.430	Quarterly	07/01/2029	KRW	100	0	0	0	0

SCX	Pay	3-Month MYR-KLIBOR	3.000	Quarterly	03/16/2027	MYR	3,700	(19)	1	0	(18)

								$(93)	$(11)	$0	$(104)

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	23

Consolidated Schedule of Investments	PIMCO Global Managed Asset Allocation Portfolio	(Cont.)

TOTAL RETURN SWAPS ON COMMODITY, EQUITY AND INTEREST RATE INDICES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.084% (1-Month USD-LIBOR plus a specified spread)	Maturity	12/20/2023	$	100	$(1)	$2	$1	$0
	Pay	Industrial Select Sector Index	1,061	5.460% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/21/2024		4,126	0	6	6	0

GST	Receive	CMDSKEWLS Index	6,081	0.250%	Monthly	02/15/2024		1,685	0	43	43	0

JPM	Receive	JMABFNJ2 Index	20,914	0.000%	Monthly	12/29/2023		2,152	0	0	0	0

MYI	Receive	DWRTFT Index	163	5.265% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/04/2023		1,900	0	(7)	0	(7)

									$(1)	$44	$50	$(7)

Total Swap Agreements									$(1,270)	$1,108	$50	$(212)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$6	$0	$0	$6	$(2)	$0	$0	$(2)	$4	$0	$4
BOA	359	0	0	359	(62)	(6)	(86)	(154)	205	(30)	175
BPS	60	0	7	67	(2)	0	0	(2)	65	0	65
BRC	3,981	0	0	3,981	(202)	(7)	0	(209)	3,772	(3,650)	122
BSH	0	0	0	0	(349)	0	0	(349)	(349)	0	(349)
BSS	0	0	0	0	0	0	0	0	0	304	304
CBK	175	0	0	175	(328)	0	0	(328)	(153)	194	41
CLY	2	0	0	2	(9)	0	0	(9)	(7)	0	(7)
DUB	341	0	0	341	(42)	0	0	(42)	299	(270)	29
GLM	48	0	0	48	(31)	(324)	0	(355)	(307)	0	(307)
GST	0	0	43	43	0	0	(29)	(29)	14	0	14
JPM	90	0	0	90	(79)	(15)	0	(94)	(4)	0	(4)
MBC	494	0	0	494	(332)	0	0	(332)	162	(260)	(98)
MYC	0	0	0	0	0	0	(39)	(39)	(39)	3	(36)
MYI	19	0	0	19	(719)	0	(7)	(726)	(707)	618	(89)
NGF	41	0	0	41	0	(39)	0	(39)	2	0	2
RBC	198	0	0	198	(7)	0	0	(7)	191	(260)	(69)
RYL	0	0	0	0	(11)	0	0	(11)	(11)	0	(11)
SAL	0	0	0	0	0	0	(18)	(18)	(18)	0	(18)
SCX	49	0	0	49	(115)	0	(18)	(133)	(84)	115	31
SOG	26	0	0	26	0	0	0	0	26	0	26
SSB	14	0	0	14	(28)	0	0	(28)	(14)	0	(14)
TOR	33	0	0	33	(344)	0	0	(344)	(311)	282	(29)
UAG	12	0	0	12	(19)	0	(15)	(34)	(22)	82	60

Total Over the Counter	$5,948	$0	$50	$5,998	$(2,681)	$(391)	$(212)	$(3,284)

(l)

Securities with an aggregate market value of $1,597 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

(5)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of June 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$2	$0	$2,192	$0	$127	$2,321
Swap Agreements	0	2	0	0	173	175

	$2	$2	$2,192	$0	$300	$2,496

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,948	$0	$5,948
Swap Agreements	43	0	6	0	1	50

	$43	$0	$6	$5,948	$1	$5,998

	$45	$2	$2,198	$5,948	$273	$8,466

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$5	$5
Futures	6	0	59	0	56	121
Swap Agreements	0	1	0	0	300	301

	$6	$1	$59	$0	$361	$427

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,681	$0	$2,681
Written Options	0	0	0	0	391	391
Swap Agreements	0	101	7	0	104	212

	$0	$101	$7	$2,681	$495	$3,284

	$6	$102	$66	$2,681	$858	$3,713

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the period ended June 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$191	$191
Futures	(124)	0	10,377	0	(599)	9,654
Swap Agreements	0	6	0	0	(963)	(957)

	$(124)	$6	$10,377	$0	$(1,371)	$8,888

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,471)	$0	$(1,471)
Written Options	0	0	0	0	102	102
Swap Agreements	19	71	(1,314)	0	7	(1,217)

	$19	$71	$(1,314)	$(1,471)	$109	$(2,586)

	$(105)	$77	$9,063	$(1,471)	$(1,262)	$6,302

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	25

Consolidated Schedule of Investments	PIMCO Global Managed Asset Allocation Portfolio	(Cont.)	June 30, 2023	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$8	$8
Futures	65	0	10,370	0	(1,222)	9,213
Swap Agreements	0	18	0	0	1,069	1,087

	$65	$18	$10,370	$0	$(145)	$10,308

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,766	$0	$6,766
Written Options	0	0	0	0	(8)	(8)
Swap Agreements	(14)	(51)	(30)	0	32	(63)

	$(14)	$(51)	$(30)	$6,766	$24	$6,695

	$51	$(33)	$10,340	$6,766	$(121)	$17,003

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$5,889	$0	$5,889
Industrials	0	3,074	0	3,074
Utilities	0	2,527	0	2,527
Convertible Bonds & Notes
Industrials	0	883	0	883
U.S. Government Agencies	0	85,391	0	85,391
U.S. Treasury Obligations	0	27,295	0	27,295
Non-Agency Mortgage-Backed Securities	0	3,865	81	3,946
Asset-Backed Securities	0	32,661	1	32,662
Sovereign Issues	0	8,783	0	8,783
Common Stocks
Financials	5,143	0	0	5,143
Preferred Securities
Financials	0	356	0	356
Short-Term Instruments
Repurchase Agreements	0	34,092	0	34,092
Argentina Treasury Bills	0	50	0	50
Japan Treasury Bills	0	56,363	0	56,363
U.S. Treasury Bills	0	625	0	625

	$5,143	$261,854	$82	$267,079

Investments in Affiliates, at Value
Mutual Funds	26,933	0	0	26,933
Short-Term Instruments
Central Funds Used for Cash Management Purposes	97,096	0	0	97,096

	$124,029	$0	$0	$124,029

Total Investments	$129,172	$261,854	$82	$391,108

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(11,557)	$0	$(11,557)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,253	205	0	2,458
Over the counter	0	5,998	0	5,998

	$2,253	$6,203	$0	$8,456

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(84)	(340)	0	(424)
Over the counter	0	(3,284)	0	(3,284)

	$(84)	$(3,624)	$0	$(3,708)

Total Financial Derivative Instruments	$2,169	$2,579	$0	$4,748

Totals	$131,341	$252,876	$82	$384,299

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

26	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements	June 30, 2023	(Unaudited)

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO Global Managed Asset Allocation Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

The Portfolio may invest in Institutional Class or Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (“Underlying PIMCO Funds”), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds, which may or may not be registered under the Act (collectively, “Acquired Funds”).

The Portfolio has established a Cayman Islands exempted company, the “Subsidiary”, which is wholly-owned and controlled by the Portfolio. See Note 14. Basis for Consolidation in the Notes to Financial Statements for more information regarding the Subsidiary.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Consolidated Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Foreign Currency Translation  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Consolidated Statement of Operations. The Portfolio may invest directly or indirectly through

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Notes to Financial Statements	(Cont.)

investments in Underlying PIMCO Funds or Acquired Funds, as applicable, in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Consolidated Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Consolidated Statement of Operations.

(c) Multi-Class Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared and distributed to shareholders quarterly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain Portfolios, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital on the Consolidated Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Consolidated Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates  In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued.

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ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. In December 2022, FASB issued ASU 2022-06, which includes amendments to extend the duration of the LIBOR transition relief to December 31, 2024, after which entities will no longer be permitted to apply the reference rate reform relief. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Portfolio’s investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Portfolio’s financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2022, the SEC adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will change the disclosures provided to shareholders. The rule is effective as of January 24, 2023, but the SEC is providing an 18-month compliance period after the effective date other than for rule amendments addressing fee and expense information in advertisements that might be materially misleading. At this time, management is evaluating the implications of these changes on the financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business days after the trade date (T+1). The effective date was May 5, 2023, and the compliance date for the amendments is May 28, 2024. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The NAV of the Portfolio’s shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the

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Notes to Financial Statements	(Cont.)

Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign

(non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an

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indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes

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Notes to Financial Statements	(Cont.)

obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio invests under normal circumstances in Acquired Funds which are considered to be affiliated with the Portfolio. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each Acquired Fund’s shareholder report is also available at the SEC’s website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended June 30, 2023 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Investment Grade Credit Bond Fund	$31,027	$507	$(8,540)	$(1,461)	$2,057	$23,590	$512	$0

PIMCO Preferred and Capital Securities Fund	0	3,280	0	0	63	3,343	40	0

PIMCO Short Asset Portfolio	48,922	1,161	0	0	252	50,335	1,161	0

PIMCO Short-Term Floating NAV Portfolio III	30,253	93,376	(76,900)	21	11	46,761	977	0

Totals	$110,202	$98,324	$(85,440)	$(1,440)	$2,383	$124,029	$2,690	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

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(b) Investments in Securities

The Portfolio (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Delayed-Delivery Transactions  involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured

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into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Payment In-Kind Securities  may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Consolidated Statement of Assets and Liabilities.

Perpetual Bonds  are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Consolidated Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that requires the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the

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Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks   A sale-buyback financing transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Short sales are transactions in which the Portfolio sells a security that it may not own. The Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Consolidated Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(e) Interfund Lending  In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A

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Notes to Financial Statements	(Cont.)

lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2023, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Consolidated Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire

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are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Consolidated Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Inflation-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(d) Swap Agreements  are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Consolidated Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the

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Notes to Financial Statements	(Cont.)

market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed

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securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Credit default swaps on credit indices may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Consolidated Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain the Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise.

To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor,” (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. The principal risks of investing in the Portfolio include risks from direct investments and/or for certain Portfolios that invest in Acquired Funds or Underlying PIMCO Funds, indirect exposure through investment in such Acquired Funds or Underlying PIMCO Funds. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

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Notes to Financial Statements	(Cont.)

Allocation Risk  is the risk that a Portfolio could lose money as a result of less than optimal or poor asset allocation decisions. The Portfolio could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Acquired Fund Risk  is the risk that a Portfolio’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Portfolio to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives. In addition, a Portfolio’s performance will be reduced by the Portfolio’s proportionate amount of the expenses of any Acquired Funds in which it invests.

Interest Rate Risk  is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower- yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Distressed Company Risk  is the risk that securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risk than a portfolio that does not invest in such securities. Securities of distressed companies include both debt and equity securities. Debt securities of distressed companies are considered predominantly speculative with respect to the issuers’ continuing ability to make principal and interest payments.

Market Risk  is the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, major litigation, investigations or other controversies, changes in financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Over- the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty, resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Commodity Risk  is the risk that investing in commodity-linked derivative instruments may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity- linked derivative instruments may be affected by changes in overall

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market movements, foreign currency exchange rates, commodity index volatility, changes in interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, changes in storage costs, availability of transportation systems and international economic, political and regulatory developments.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Real Estate Risk  is the risk that the Portfolio’s investments in Real Estate Investment Trusts (“REITs”) or real estate-linked derivative instruments will subject the Portfolio to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Portfolio’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject a Portfolio to liquidity and valuation risk.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Smaller Company Risk  is the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Portfolio’s investments in smaller companies subject it to greater levels of credit, market and issuer risk.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Tax Risk  is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Portfolio’s taxable income or gains and distributions.

Subsidiary Risk  is the risk that, by investing in the GMAA Subsidiary, the Portfolio is indirectly exposed to the risks associated with the GMAA Subsidiary’s investments. The GMAA Subsidiary is not registered under the Act and may not be subject to all the investor protections of the Act. There is no guarantee that the investment objective of the GMAA Subsidiary will be achieved.

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Notes to Financial Statements	(Cont.)

Short Exposure Risk  is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Value Investing Risk  is the risk that a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Convertible Securities Risk  is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

Exchange-Traded Fund Risk  is the risk that an exchange-traded fund may not track the performance of the index it is designed to track, among other reasons, because of exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to the Portfolio invested in the exchange-traded fund.

LIBOR Transition Risk  is the risk related to the anticipated discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Portfolio rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain and could result in losses to the Portfolio.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruption Risk  The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets  Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk  An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk  As the use of technology has become more prevalent in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber

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security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Consolidated Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Consolidated Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Consolidated Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. Portability of exposure reduces risk to the Portfolio. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Portfolio and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and

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Notes to Financial Statements	(Cont.)

settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Administrative Class	Advisor Class
0.90%	0.05%	0.05%	0.05%

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any

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counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through May 1, 2024, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2023, the amount was $179.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed as set forth above (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of June 30, 2023, the amount was $74.

(f) Acquired Fund Fees and Expenses  Acquired Fund expenses incurred by the Portfolio, if any, will vary with changes in the expenses of the Underlying PIMCO Funds, as well as the allocation of the Portfolio’s assets.

The expenses associated with investing in a fund of funds are generally higher than those for mutual funds that do not invest in other mutual funds. The cost of investing in a fund of funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in a fund of funds, an investor will indirectly bear fees and expenses charged by Acquired Funds in addition to the Portfolio’s direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to the shareholders and may therefore increase the amount of taxes payable by shareholders. The Portfolio also indirectly pays its proportionate share of the Investment Advisory Fees, Supervisory and Administrative Fees and Management Fees charged by PIMCO to the Underlying PIMCO Funds and, to the extent not included among the Underlying PIMCO Funds, funds of PIMCO ETF Trust in which the Portfolio invests (collectively, “Underlying PIMCO Fund Fees”).

PIMCO has contractually agreed, through May 1, 2024, to waive, first, the Investment Advisory Fee and, second, to the extent necessary, the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the Underlying PIMCO Fund Fees indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds, up to a maximum waived amount that is equal to the Portfolio’s aggregate Investment Advisory Fee and Supervisory and Administrative Fee. This waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2023, the amount was $74,740.

PIMCO Cayman Commodity Portfolio II, Ltd. (the “Commodity Subsidiary”), has entered into a separate contract with PIMCO for the management of the Commodity Subsidiary’s portfolio pursuant to which the Commodity Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Portfolio’s Investment Advisory Fee and the Supervisory and Administrative Fee in an amount equal to the management fee and administrative services fee, respectively, paid by the Commodity Subsidiary to PIMCO. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Commodity Subsidiary is in place. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver

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Notes to Financial Statements	(Cont.)

and/or Reimbursement by PIMCO. For the period ended June 30, 2023, the amount was $114,453. See Note 14, Basis for Consolidation in the Notes to Financial Statements for more information regarding the Commodity Subsidiary.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2023, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other

Purchases	Sales	Purchases	Sales

$491,624	$423,550	$18,945	$41,799

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2023 (Unaudited)		Year Ended 12/31/2022

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	12	$102	6	$69

Administrative Class	58	513	341	3,004

Advisor Class	288	2,545	1,332	12,261
Issued as reinvestment of distributions

Institutional Class	0	1	28	253

Administrative Class	0	3	48	433

Advisor Class	23	196	7,828	70,315
Cost of shares redeemed

Institutional Class	(1)	(12)	(3)	(33)

Administrative Class	(66)	(578)	(101)	(1,003)

Advisor Class	(2,876)	(25,513)	(5,095)	(49,786)

Net increase (decrease) resulting from Portfolio share transactions	(2,562)	$(22,743)	4,384	$35,513

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2023, one shareholder owned 10% or more of the Portfolio’s total outstanding shares comprising 83% of the Portfolio.

14. BASIS FOR CONSOLIDATION

The Commodity Subsidiary, a Cayman Islands exempted company, was incorporated on November 21, 2008, as a wholly owned subsidiary

46	PIMCO VARIABLE INSURANCE TRUST

June 30, 2023	(Unaudited)

acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. The net assets of the Commodity Subsidiary as of period end represented 10.4% of the Portfolio’s consolidated net assets.

15. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2023, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by the Portfolio, is not qualifying income under Subchapter M of the Code. As such, the Portfolio’s ability to utilize direct investments in commodity-linked swaps as part of its investment strategy is limited to a maximum of 10% of its gross income. However, in a subsequent revenue ruling, the IRS provides that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will constitute qualifying income.

The Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in its Commodity Subsidiary and perhaps through commodity-linked notes. The Commodity Subsidiary will be treated as a controlled foreign corporation. As a result, the Portfolio with the Commodity Subsidiary will be required to include in gross income for U.S. federal income tax purposes all of its Commodity Subsidiary’s “subpart F income,” whether or not such income is distributed by the Commodity Subsidiary. It is expected that all of the Commodity Subsidiary’s income and realized gains and mark-to-market gains will be “subpart F income.” The Portfolio’s recognition of its Commodity Subsidiary’s “subpart F income” will increase the Portfolio’s tax basis in its Commodity Subsidiary. Distributions by the Commodity Subsidiary to the Portfolio will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Portfolio’s tax basis in its Commodity Subsidiary. “Subpart F income” is generally treated by the Portfolio as ordinary income, regardless of the character of the Commodity Subsidiary’s underlying income or gains.

If a net loss is realized by Commodity Subsidiary, such loss is not generally available to offset the income earned by such Commodity Subsidiary’s parent Portfolio, and such loss cannot be carried forward to offset taxable income of the parent Portfolio or the Commodity Subsidiary in future periods.

Under IRS regulations, income derived from a controlled foreign corporation will be considered qualifying income if distributed to the

SEMIANNUAL REPORT	|	JUNE 30, 2023	47

Notes to Financial Statements	(Cont.)	June 30, 2023	(Unaudited)

Portfolio or if the Portfolio’s income from in the subsidiary is derived with respect to the Portfolio’s business of investing in securities. A subsidiary may pay such a distribution at any time. An IRS revenue procedure states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act.

There can be no assurance that the IRS will not change its position with respect to some or all of these conclusions or that future legislation will not adversely impact the tax treatment of the Portfolio’s commodity-linked investments. If the IRS were to change or reverse its position, or if future legislation adversely affected the tax treatment of the Portfolio’s commodity-linked investments, there would likely be a significant adverse impact on the Portfolio, including the possibility of failing to qualify as a regulated investment company. If the Portfolio did not qualify as a regulated investment company for any taxable year, its taxable income would be subject to tax at the Portfolio level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. Furthermore, the tax treatment of the Portfolio’s investments in its Commodity Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in this Prospectus.

Under the Regulated Investment Company Modernization Act of 2010, the Portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended December 31, 2022, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$26,424	$31,370

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2023, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$397,312	$15,016	$(27,535)	$(12,519)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

48	PIMCO VARIABLE INSURANCE TRUST

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	NGF	Nomura Global Financial Products, Inc.

BOA	Bank of America N.A.	FAR	Wells Fargo Bank National Association	RBC	Royal Bank of Canada

BPG	BNP Paribas Securities Corp.	FICC	Fixed Income Clearing Corporation	RYL	NatWest Markets Plc

BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	SAL	Citigroup Global Markets, Inc.

BRC	Barclays Bank PLC	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London

BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris

BSS	Banco Santander S.A.	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.

CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services LLC	TOR	The Toronto-Dominion Bank

CDI	Natixis Singapore	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford

CLY	Crédit Agricole Corporate and Investment Bank

Currency Abbreviations:

ARS	Argentine Peso	EUR	Euro	NOK	Norwegian Krone

AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar

BRL	Brazilian Real	HKD	Hong Kong Dollar	PEN	Peruvian New Sol

CAD	Canadian Dollar	HUF	Hungarian Forint	PLN	Polish Zloty

CHF	Swiss Franc	IDR	Indonesian Rupiah	SEK	Swedish Krona

CLP	Chilean Peso	ILS	Israeli Shekel	SGD	Singapore Dollar

CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee	THB	Thai Baht

CNY	Chinese Renminbi (Mainland)	JPY	Japanese Yen	TWD	Taiwanese Dollar

COP	Colombian Peso	KRW	South Korean Won	USD (or $)	United States Dollar

CZK	Czech Koruna	MXN	Mexican Peso	ZAR	South African Rand

DKK	Danish Krone	MYR	Malaysian Ringgit

Exchange Abbreviations:

CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

CAC	Cotation Assistée en Continu	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MUTKCALM	Tokyo Overnight Average Rate

CDX.HY	Credit Derivatives Index - High Yield	DAX	Deutscher Aktien Index 30	OMX	Stockholm 30 Index

CDX.IG	Credit Derivatives Index - Investment Grade	DWRTFT	Dow Jones Wilshire REIT Total Return Index	S&P 500	Standard & Poor’s 500 Index

CMBX	Commercial Mortgage-Backed Index	FTSE/MIB	Borsa Italiana’s 40 Most Liquid/Capitalized Italian Shares Equity Index	SIBCSORA	Singapore Overnight Rate Average

CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	IBEX 35	Spanish Continuous Exchange Index	SONIO	Sterling Overnight Interbank Average Rate

CNREPOFIX	China Fixing Repo Rates 7-Day	IBR	Indicador Bancario de Referencia	SPI 200	Australian Equity Futures Index

CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	JMABFNJ2	J.P. Morgan Custom Commodity Index	TOPIX	Tokyo Price Index

Other Abbreviations:

ABS	Asset-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	oz.	Ounce

BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	PIK	Payment-in-Kind

BRL-CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate

CHILIBOR	Chile Interbank Offered Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced

CLO	Collateralized Loan Obligation	MIBOR	Mumbai Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate

DAC	Designated Activity Company	MSCI	Morgan Stanley Capital International	THBFIX	Thai Baht Floating-Rate Fix

EURIBOR	Euro Interbank Offered Rate	OAT	Obligations Assimilables du Trésor	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

JIBAR	Johannesburg Interbank Agreed Rate	OIS	Overnight Index Swap	WIBOR	Warsaw Interbank Offered Rate

SEMIANNUAL REPORT	|	JUNE 30, 2023	49

Liquidity Risk Management Program	(Unaudited)

In compliance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended (“1940 Act”), PIMCO Variable Insurance Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for each series of the Trust (each a “Portfolio” and collectively, the “Portfolios”) not regulated as a money market fund under 1940 Act Rule 2a-7, which is reasonably designed to assess and manage the Portfolios’ liquidity risk. The Trust’s Board of Trustees (the “Board”) previously approved the designation of the PIMCO Liquidity Risk Committee (the “Administrator”) as Program administrator. The PIMCO Liquidity Risk Committee consists of senior members from certain PIMCO business areas, such as Portfolio Risk Management, Americas Operations, Compliance, Account Management and Portfolio Management, and is advised by members of PIMCO Legal.

A Portfolio’s “liquidity risk” is the risk that the Portfolio could not meet requests to redeem shares issued by the Portfolio without significant dilution of the remaining investors’ interests in the Portfolio. In accordance with the Program, each Portfolio’s liquidity risk is assessed no less frequently than annually taking into consideration a variety of factors, including, as applicable, the Portfolio’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions. Each Portfolio portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. Each Portfolio has adopted a “Highly Liquid Investment Minimum” (or “HLIM”), which is a minimum amount of Portfolio net assets to be invested in highly liquid investments that are assets. As required under the Liquidity Rule, each Portfolio’s HLIM is periodically reviewed, no less frequently than annually, and the Portfolios have adopted policies and procedures for responding to a shortfall of a Portfolio’s highly liquid investments below its HLIM. The Liquidity Rule also limits the Portfolios’ investments in illiquid investments by prohibiting a Portfolio from acquiring any illiquid investment if, immediately after the acquisition, the Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. Certain non-public reporting is generally required if a Portfolio’s holdings of illiquid investments that are assets were to exceed 15% of Portfolio net assets.

At a meeting of the Board held on February 7-8, 2023, the Board received a report (the “Report”) from the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the 12-month period ended December 31, 2022. The Report reviewed the operation of the Program’s components during such period and stated that the Program is operating effectively to assess and manage each Portfolio’s liquidity risk and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Portfolio’s liquidity developments. This has remained true for the 12-month period ended June 30, 2023.

50	PIMCO VARIABLE INSURANCE TRUST

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended June 30, 2023 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Global Managed Asset Allocation Portfolio

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2023	$0.0093	$0.0000	$0.0000	$0.0093

June 2023	$0.0000	$0.0000	$0.0000	$0.0000

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2023	$0.0069	$0.0000	$0.0000	$0.0069

June 2023	$0.0000	$0.0000	$0.0000	$0.0000

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2023	$0.0053	$0.0000	$0.0000	$0.0053

June 2023	$0.0000	$0.0000	$0.0000	$0.0000

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio’s net income, yield, earnings or investment performance.

SEMIANNUAL REPORT	|	JUNE 30, 2023	51

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

1100 Main Street, Suite 400

Kansas City, MO 64105

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Portfolio listed on the Report cover.

pimco.com/pvit

PVIT11SAR_063023

PIMCO VARIABLE INSURANCE TRUST

Semiannual Report

June 30, 2023

PIMCO High Yield Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Market Insights

Dear Shareholder,

This semiannual report covers the six-month reporting period ended June 30, 2023 (the “reporting period”). On the subsequent pages, you will find details regarding investment results and a discussion of certain factors that affected performance during the reporting period.

Amid elevated inflation in many countries during the reporting period, the global economy faced challenges from higher interest rates, tighter credit conditions stemming from the turmoil in the banking sector (especially in the United States (“U.S.”)), and geopolitical concerns. While the U.S. economy showed signs of resilience, some European economies experienced slower growth over the reporting period.

Continued central bank efforts to combat inflation

While inflation remained elevated over the reporting period, many central banks raised interest rates to rein in rising prices. The U.S. Federal Reserve (the “Fed”) raised the federal funds rate at 10 consecutive meetings, beginning in March 2022 through May 2023. In June 2023, the Fed then paused from raising rates in order to “assess additional information and its implications for monetary policy.” Meanwhile, the Bank of England and European Central Bank raised interest rates for the 13th and eighth consecutive time, respectively, as of June 2023. In contrast, the Bank of Japan maintained its accommodative monetary policy stance.

Mixed financial market returns

The yield on the benchmark 10-year U.S. Treasury declined over the reporting period, while 10-year bond yields in most other developed market countries increased. The overall global credit bond market delivered positive total returns. Higher-rated global bonds underperformed lower-rated bonds. Global equities rallied, while commodity prices were volatile and produced mixed returns. The U.S. dollar weakened against the euro and the British pound, but appreciated against the Japanese yen.

Amid evolving conditions, we will continue to work diligently to navigate global markets and manage the assets that you have entrusted with us. We encourage you to speak with your financial advisor about your goals, and visit global.pimco.com for our latest insights.

Sincerely, Peter G. Strelow Chairman of the Board PIMCO Variable Insurance Trust

Total Returns of Certain Asset Classes for the Period Ended June 30, 2023

Asset Class (as measured by, currency)	Six-Month

U.S. large cap equities (S&P 500 Index, USD)	16.89%

Global equities (MSCI World Index, USD)	15.09%

European equities (MSCI Europe Index, EUR)	11.12%

Emerging market equities (MSCI Emerging Markets Index, EUR)	4.89%

Japanese equities (Nikkei 225 Index, JPY)	28.65%

Emerging market local bonds (JPMorgan Government Bond Index-Emerging Markets Global Diversified Index, USD Unhedged)	7.79%

Emerging market external debt (JPMorgan Emerging Markets Bond Index (EMBI) Global, USD Hedged)	3.81%

Below investment grade bonds (ICE BofAML Developed Markets High Yield Constrained Index, USD Hedged)	5.45%

Global investment grade credit bonds (Bloomberg Global Aggregate Credit Index, USD Hedged)	3.00%

Fixed-rate, local currency government debt of investment grade countries (Bloomberg Global Treasury Index, USD Hedged)	3.13%

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Statements concerning financial market trends are based on current market conditions, which will fluctuate. There is no guarantee that these investment strategies will work under all market conditions or are appropriate for all investors and each investor should evaluate their ability to invest for the long-term, especially during periods of downturn in the market. Outlook and strategies are subject to change without notice.

2	PIMCO VARIABLE INSURANCE TRUST

Important Information About the PIMCO High Yield Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO High Yield Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, continue to increase. In efforts to combat inflation, the U.S. Federal Reserve raised interest rates multiple times in 2022 and 2023. Thus, the Portfolio currently faces a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Allocation Breakdown and Schedule of Investments sections of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that have provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European, and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of the Portfolio and its shareholders.

The Portfolio may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain, and may

SEMIANNUAL REPORT	|	JUNE 30, 2023	3

Important Information About the PIMCO High Yield Portfolio	(Cont.)

vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Portfolio or a reduction in the effectiveness of related Portfolio transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Portfolio that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Portfolio.

U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Portfolio and issuers in which it invests. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, continued volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Portfolio and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart reflects only Administrative Class performance. Performance may vary by share class based on each class’s expense ratios. The Portfolio measures its performance against at least one broad-based securities market index (“benchmark index”). The benchmark index does not take into account fees, expenses, or taxes. The Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. There is no assurance that the Portfolio, even if the Portfolio has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Portfolio’s total return in excess of that of the Portfolio’s benchmark between reporting periods or 2) the Portfolio’s total return in excess of the Portfolio’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Portfolio’s performance as compared to one or more previous reporting periods. Historical performance for the Portfolio or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

The following table discloses the inception dates of the Portfolio and its share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO High Yield Portfolio	04/30/98	07/01/02	04/30/98	03/31/06	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”),

4	PIMCO VARIABLE INSURANCE TRUST

any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

SEC rules allow shareholder reports to be delivered to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Investors may elect to receive all future reports in paper free of charge by contacting their insurance company. Any election to receive reports in paper will apply to all portfolio companies available under the investor’s contract at the insurance company.

In May 2022, the SEC proposed amendments to a current rule governing portfolio naming conventions. In general, the current rule requires portfolios with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The proposed amendments would expand the scope of the current rule in a number of ways that would result in an expansion of the types of portfolio names that would require the portfolio to adopt an 80% investment policy under the rule. Additionally, the proposed amendments would modify the circumstances under which a portfolio may deviate from its 80% investment policy and address the use and valuation of derivatives instruments for purposes of the rule. The proposal’s impact on the Portfolio will not be known unless and until any final rulemaking is adopted.

In May 2022, the SEC proposed a framework that would require certain registered portfolios (such as the Portfolio) to disclose their environmental, social, and governance (“ESG”) investing practices. Among other things, the proposed requirements would mandate that portfolios meeting three pre-defined classifications (i.e., integrated, ESG focused and/or impact funds) provide prospectus and shareholder report disclosure related to the ESG factors, criteria and processes used in managing the portfolio. The proposal’s impact on the Portfolio will not be known unless and until any final rulemaking is adopted.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will impact the disclosures provided to shareholders. The rule amendments are effective as of January 24, 2023, but the SEC is providing an 18-month compliance period following the effective date for such amendments other than those addressing fee and expense information in advertisements that might be materially misleading.

In November 2022, the SEC proposed rule amendments which, among other things, would require funds to adopt swing pricing in order to mitigate dilution of shareholders’ interests in a fund by requiring the adjustment of fund net asset value per share to pass on costs stemming from shareholder purchase or redemption activity. In addition the proposed rule would amend the liquidity rule framework. The proposal’s impact on the Portfolio will not be known unless and until any final rulemaking is adopted.

In November 2022, the SEC adopted amendments to Form N-PX under the Act to improve the utility to investors of proxy voting information reported by mutual funds, ETFs and certain other funds. The rule amendments will expand the scope of funds’ Form N-PX reporting obligations, subject managers to Form N-PX reporting obligations for “Say on Pay” votes, enhance Form N-PX disclosures, permit joint reporting by funds, managers and affiliated managers on Form N-PX; and require website availability of fund proxy voting records. The amendments will become effective on July 1, 2024. Funds and managers will be required to file their first reports covering the period from July 1, 2023 to June 30, 2024 on amended Form N-PX by August 31, 2024.

SEMIANNUAL REPORT	|	JUNE 30, 2023	5

PIMCO High Yield Portfolio

Cumulative Returns Through June 30, 2023

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown as of June 30, 2023†§

Corporate Bonds & Notes	87.1%

Short-Term Instruments‡	4.5%

U.S. Treasury Obligations	4.2%

Loan Participations and Assignments	4.1%

Other	0.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended June 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Inception≈
PIMCO High Yield Portfolio Institutional Class	4.77%	8.73%	3.18%	4.09%	6.32%
PIMCO High Yield Portfolio Administrative Class	4.69%	8.57%	3.03%	3.94%	5.19%
PIMCO High Yield Portfolio Advisor Class	4.64%	8.46%	2.92%	3.83%	5.02%
ICE BofAML U.S. High Yield, BB-B Rated, Constrained Index±	4.86%	8.57%	3.38%	4.35%	5.62%♦

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

≈ For class inception dates please refer to the Important Information.

♦ Average annual total return since 04/30/1998.

± ICE BofAML U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis.

It is not possible to invest directly in an unmanaged index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the prices of individual positions (which may be sourced from different pricing vendors or other sources) used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via (888) 87-PIMCO.

The Portfolio’s total annual operating expense ratio, as stated in the Portfolio’s currently-effective prospectus (as of the date of this report), were 0.61% for Institutional Class shares, 0.76% for Administrative Class shares, and 0.86% for Advisor Class shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO High Yield Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in high yield investments (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. High yield investments include securities (i) rated below investment grade by each of Moody’s Investors Services, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”) that provides a rating on such investment or, if unrated, determined by PIMCO to be of comparable quality, or (ii) comprising the ICE BofAML U.S. High Yield, BB-B Rated, Constrained Index. The Portfolio may invest up to 20% of its total assets in securities rated Caa or below by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Portfolio’s assets may be invested in investment grade Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current prospectus for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance (on a gross basis) during the reporting period:

»	Security selection in the cable and pay TV sector contributed to performance, as prices of an underweight position within the sector fell.

»	Security selection in the telecommunications sector contributed to performance, as prices of an underweight position within the sector fell.

»	Security selection in the banking sector contributed to performance, as prices of an underweight position within the sector fell.

»	Security selection in the media, entertainment and publishing sector detracted from performance, as prices of an overweight position within the sector fell.

»	Security selection in the gaming and lodging sector detracted from performance, as prices of an underweight position within the sector rose.

»	Security selection in the healthcare sector detracted from performance, as prices of an overweight position within the sector fell.

6	PIMCO VARIABLE INSURANCE TRUST

Expense Example PIMCO High Yield Portfolio

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held from January 1, 2023 to June 30, 2023 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)	Expenses Paid During Period*	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$1,047.70	$3.25	$1,000.00	$1,021.62	$3.21	0.64%
Administrative Class	1,000.00	1,046.90	4.01	1,000.00	1,020.88	3.96	0.79
Advisor Class	1,000.00	1,046.40	4.52	1,000.00	1,020.38	4.46	0.89

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

SEMIANNUAL REPORT	|	JUNE 30, 2023	7

Financial Highlights	PIMCO High Yield Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Total
Institutional Class

01/01/2023 - 06/30/2023+	$6.77	$0.18	$0.14	$0.32	$(0.20)	$0.00	$(0.20)

12/31/2022	7.94	0.34	(1.14)	(0.80)	(0.37)	0.00	(0.37)

12/31/2021	8.01	0.35	(0.05)	0.30	(0.37)	0.00	(0.37)

12/31/2020	7.95	0.37	0.07	0.44	(0.38)	0.00	(0.38)

12/31/2019	7.28	0.39	0.68	1.07	(0.40)	0.00	(0.40)

12/31/2018	7.87	0.39	(0.58)	(0.19)	(0.40)	0.00	(0.40)
Administrative Class

01/01/2023 - 06/30/2023+	6.77	0.18	0.14	0.32	(0.20)	0.00	(0.20)

12/31/2022	7.94	0.33	(1.14)	(0.81)	(0.36)	0.00	(0.36)

12/31/2021	8.01	0.33	(0.05)	0.28	(0.35)	0.00	(0.35)

12/31/2020	7.95	0.36	0.07	0.43	(0.37)	0.00	(0.37)

12/31/2019	7.28	0.37	0.68	1.05	(0.38)	0.00	(0.38)

12/31/2018	7.87	0.38	(0.58)	(0.20)	(0.39)	0.00	(0.39)
Advisor Class

01/01/2023 - 06/30/2023+	6.77	0.18	0.13	0.31	(0.19)	0.00	(0.19)

12/31/2022	7.94	0.33	(1.15)	(0.82)	(0.35)	0.00	(0.35)

12/31/2021	8.01	0.33	(0.05)	0.28	(0.35)	0.00	(0.35)

12/31/2020	7.95	0.35	0.07	0.42	(0.36)	0.00	(0.36)

12/31/2019	7.28	0.37	0.68	1.05	(0.38)	0.00	(0.38)

12/31/2018	7.87	0.37	(0.58)	(0.21)	(0.38)	0.00	(0.38)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio. Additionally, excludes initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

(e)	Ratio of expenses to average net assets includes line of credit expenses.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$6.89	4.77%	$10,274	0.64	%*(e)	0.64	%*(e)	0.61	%*	0.61	%*	5.34	%*	14%

6.77	(10.15)	13,791	0.61	(e)	0.61	(e)	0.60		0.60		4.87		16

7.94	3.79	13,115	0.62	(e)	0.62	(e)	0.60		0.60		4.38		29

8.01	5.90	10,147	0.64	(e)	0.64	(e)	0.60		0.60		4.79		31

7.95	14.90	11,169	0.63	(e)	0.63	(e)	0.60		0.60		4.97		30

7.28	(2.50)	9,211	0.63	(e)	0.63	(e)	0.60		0.60		5.11		17

6.89	4.69	511,361	0.79	*(e)	0.79	*(e)	0.76	*	0.76	*	5.21	*	14

6.77	(10.28)	533,896	0.76	(e)	0.76	(e)	0.75		0.75		4.69		16

7.94	3.63	691,740	0.77	(e)	0.77	(e)	0.75		0.75		4.21		29

8.01	5.75	764,646	0.79	(e)	0.79	(e)	0.75		0.75		4.65		31

7.95	14.72	895,701	0.78	(e)	0.78	(e)	0.75		0.75		4.83		30

7.28	(2.65)	847,818	0.78	(e)	0.78	(e)	0.75		0.75		4.96		17

6.89	4.64	18,250	0.89	*(e)	0.89	*(e)	0.86	*	0.86	*	5.12	*	14

6.77	(10.38)	14,493	0.86	(e)	0.86	(e)	0.85		0.85		4.62		16

7.94	3.53	15,295	0.87	(e)	0.87	(e)	0.85		0.85		4.09		29

8.01	5.64	19,470	0.89	(e)	0.89	(e)	0.85		0.85		4.51		31

7.95	14.61	33,523	0.88	(e)	0.88	(e)	0.85		0.85		4.73		30

7.28	(2.75)	16,190	0.88	(e)	0.88	(e)	0.85		0.85		4.83		17

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	9

Statement of Assets and Liabilities	PIMCO High Yield Portfolio	June 30, 2023	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$512,418
Investments in Affiliates	22,607
Financial Derivative Instruments
Exchange-traded or centrally cleared	336
Deposits with counterparty	6,792
Foreign currency, at value	141
Receivable for investments sold	431
Receivable for Portfolio shares sold	367
Interest and/or dividends receivable	8,138
Dividends receivable from Affiliates	139
Prepaid expenses	3
Total Assets	551,372

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$1,576
Financial Derivative Instruments
Exchange-traded or centrally cleared	4
Over the counter	166
Payable for investments purchased	9,129
Payable for investments in Affiliates purchased	139
Payable for Portfolio shares redeemed	102
Overdraft due to custodian	9
Accrued investment advisory fees	118
Accrued supervisory and administrative fees	166
Accrued distribution fees	4
Accrued servicing fees	67
Other liabilities	7
Total Liabilities	11,487

Net Assets	$539,885

Net Assets Consist of:

Paid in capital	$619,534
Distributable earnings (accumulated loss)	(79,649)

Net Assets	$539,885

Net Assets:

Institutional Class	$10,274
Administrative Class	511,361
Advisor Class	18,250

Shares Issued and Outstanding:

Institutional Class	1,492
Administrative Class	74,227
Advisor Class	2,649

Net Asset Value Per Share Outstanding(a):

Institutional Class	$6.89
Administrative Class	6.89
Advisor Class	6.89

Cost of investments in securities	$560,867
Cost of investments in Affiliates	$22,584
Cost of foreign currency held	$136
Cost or premiums of financial derivative instruments, net	$454

* Includes repurchase agreements of:	$1,417

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO High Yield Portfolio

Six Months Ended June 30, 2023 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$15,741
Dividends from Investments in Affiliates	808
Miscellaneous income	17
Total Income	16,566

Expenses:

Investment advisory fees	691
Supervisory and administrative fees	967
Distribution and/or servicing fees - Administrative Class	390
Distribution and/or servicing fees - Advisor Class	26
Trustee fees	12
Interest expense	80
Miscellaneous expense	5
Total Expenses	2,171
Waiver and/or Reimbursement by PIMCO	(1)
Net Expenses	2,170

Net Investment Income (Loss)	14,396

Net Realized Gain (Loss):

Investments in securities	(9,839)
Investments in Affiliates	15
Exchange-traded or centrally cleared financial derivative instruments	2,703
Over the counter financial derivative instruments	(67)
Foreign currency	29

Net Realized Gain (Loss)	(7,159)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	19,276
Investments in Affiliates	3
Exchange-traded or centrally cleared financial derivative instruments	(1,226)
Over the counter financial derivative instruments	(12)
Foreign currency assets and liabilities	1

Net Change in Unrealized Appreciation (Depreciation)	18,042

Net Increase (Decrease) in Net Assets Resulting from Operations	$25,279

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	11

Statements of Changes in Net Assets	PIMCO High Yield Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$14,396	$28,796
Net realized gain (loss)	(7,159)	(12,461)
Net change in unrealized appreciation (depreciation)	18,042	(88,397)

Net Increase (Decrease) in Net Assets Resulting from Operations	25,279	(72,062)

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(372)	(725)
Administrative Class	(14,831)	(29,484)
Advisor Class	(587)	(724)

Total Distributions(a)	(15,790)	(30,933)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(31,784)	(54,975)

Total Increase (Decrease) in Net Assets	(22,295)	(157,970)

Net Assets:

Beginning of period	562,180	720,150
End of period	$539,885	$562,180

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO High Yield Portfolio	June 30, 2023	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 94.9%

LOAN PARTICIPATIONS AND ASSIGNMENTS 4.0%

Alliant Holdings Intermediate LLC
8.647% due 11/05/2027		$1,396	$1,390

American Airlines, Inc.
10.000% (LIBOR03M + 4.750%) due 04/20/2028 ~		1,500	1,534

Carnival Corp.
8.467% due 10/18/2028		1,970	1,956

CommScope, Inc.
8.467% (LIBOR01M + 3.250%) due 04/06/2026 ~		963	924

Covanta Holding Corp.
8.148% due 11/30/2028		1,300	1,296

Curo Group Holdings Corp. (6.000% Cash and 12.000% PIK)
18.000% due 08/02/2027 (b)		591	578

Da Vinci Purchaser Corp.
9.217% due 01/08/2027		970	954

Getty Images, Inc.
9.702% - 9.842% due 02/19/2026		1,114	1,116

Hyland Software, Inc.
8.340% due 07/01/2024		2,200	2,184

IRB Holding Corp.
8.202% due 12/15/2027		1,396	1,389

Olympus Water U.S. Holding Corp.
TBD% due 11/09/2028		1,200	1,163

RegionalCare Hospital Partners Holdings, Inc.
9.023% (LIBOR03M + 3.750%) due 11/16/2025 ~		865	804

Softbank Vision Fund
5.000% due 12/21/2025 «		1,854	1,735

Sotera Health Holdings LLC
8.023% (LIBOR03M + 2.750%) due 12/11/2026 ~		2,000	1,975

Starfruit Finco BV
7.895% - 8.068% due 10/01/2025		450	450

U.S. Renal Care, Inc.
10.193% (LIBOR01M + 5.000%) due 06/26/2026 ~		1,911	897

Verical Midco Gmbh
TBD% due 07/30/2027		1,400	1,392

Total Loan Participations and Assignments (Cost $22,927)			21,737

CORPORATE BONDS & NOTES 86.3%

BANKING & FINANCE 10.0%

Allied Universal Holdco LLC
3.625% due 06/01/2028	EUR	1,900	1,666

Ally Financial, Inc.
8.000% due 11/01/2031		$300	312

Barclays PLC
8.000% due 03/15/2029 •(c)(d)		800	717

Burford Capital Global Finance LLC
9.250% due 07/01/2031		1,800	1,791

Coinbase Global, Inc.
3.625% due 10/01/2031		325	192

Credit Acceptance Corp.
5.125% due 12/31/2024		1,000	972

CTR Partnership LP
3.875% due 06/30/2028		600	517

Curo Group Holdings Corp.
7.500% due 08/01/2028		1,500	568

Ford Motor Credit Co. LLC
2.900% due 02/16/2028		750	643
2.900% due 02/10/2029		800	663
3.375% due 11/13/2025		1,000	931
4.000% due 11/13/2030		1,000	856
4.063% due 11/01/2024		1,000	969
4.125% due 08/17/2027		1,000	914

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.134% due 08/04/2025	$1,000	$949
4.542% due 08/01/2026	500	470
5.113% due 05/03/2029	750	696
5.584% due 03/18/2024	1,500	1,491

Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028	1,600	1,466
6.500% due 10/01/2025	1,147	1,131

Freedom Mortgage Corp.
6.625% due 01/15/2027	1,100	953

Greystar Real Estate Partners LLC
5.750% due 12/01/2025	1,000	977

HAT Holdings LLC
3.375% due 06/15/2026	700	628
3.750% due 09/15/2030	700	550

Howard Hughes Corp.
5.375% due 08/01/2028	750	669

HUB International Ltd.
7.250% due 06/15/2030	1,100	1,137

Intesa Sanpaolo SpA
5.017% due 06/26/2024	1,000	969
5.710% due 01/15/2026	1,000	953
7.700% due 09/17/2025 •(c)(d)	1,000	941

Jefferies Finance LLC
5.000% due 08/15/2028	700	575

Ladder Capital Finance Holdings LLLP
4.750% due 06/15/2029	450	367

LFS Topco LLC
5.875% due 10/15/2026	1,000	880

Midcap Financial Issuer Trust
6.500% due 05/01/2028	1,025	913

MPT Operating Partnership LP
3.500% due 03/15/2031	1,800	1,242

Nationstar Mortgage Holdings, Inc.
5.125% due 12/15/2030	1,000	812
5.500% due 08/15/2028	1,000	877

NCL Finance Ltd.
6.125% due 03/15/2028	250	225

Nissan Motor Acceptance Co. LLC
2.750% due 03/09/2028	1,900	1,563

OneMain Finance Corp.
5.375% due 11/15/2029	1,000	851
6.125% due 03/15/2024	1,000	998
6.625% due 01/15/2028	750	708
6.875% due 03/15/2025	1,000	991
7.125% due 03/15/2026	1,000	983
9.000% due 01/15/2029	500	505

Oxford Finance LLC
6.375% due 02/01/2027	900	838

Park Intermediate Holdings LLC
4.875% due 05/15/2029	1,325	1,143
7.500% due 06/01/2025	1,000	1,001

Paysafe Finance PLC
4.000% due 06/15/2029 (f)	1,500	1,181

PennyMac Financial Services, Inc.
4.250% due 02/15/2029	1,500	1,206

PRA Group, Inc.
5.000% due 10/01/2029	1,000	758

RHP Hotel Properties LP
4.500% due 02/15/2029	750	664
4.750% due 10/15/2027	1,000	932

RLJ Lodging Trust LP
3.750% due 07/01/2026	1,000	918
4.000% due 09/15/2029	700	587

Rocket Mortgage LLC
3.875% due 03/01/2031	750	609
4.000% due 10/15/2033	1,650	1,292

SBA Communications Corp.
3.125% due 02/01/2029	2,000	1,697

Service Properties Trust
7.500% due 09/15/2025	500	491

SLM Corp.
3.125% due 11/02/2026	1,500	1,299

UniCredit SpA
7.296% due 04/02/2034 •	500	471

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

United Wholesale Mortgage LLC
5.500% due 11/15/2025		$750	$715

			53,983

INDUSTRIALS 71.2%

AdaptHealth LLC
4.625% due 08/01/2029		250	200
5.125% due 03/01/2030		825	669
6.125% due 08/01/2028		500	434

Adient Global Holdings
7.000% due 04/15/2028		1,000	1,012

Adient Global Holdings Ltd.
4.875% due 08/15/2026		1,300	1,236

ADT Security Corp.
4.875% due 07/15/2032		1,000	856

Advantage Sales & Marketing, Inc.
6.500% due 11/15/2028		1,000	847

Air Canada
3.875% due 08/15/2026		1,300	1,206

Albertsons Cos., Inc.
3.250% due 03/15/2026		250	231
3.500% due 03/15/2029		1,000	867
4.625% due 01/15/2027		250	237
4.875% due 02/15/2030		1,000	924
7.500% due 03/15/2026		1,500	1,527

Albion Financing 1 SARL
6.125% due 10/15/2026		750	706

Allegiant Travel Co.
7.250% due 08/15/2027		700	698

Altice Financing SA
5.000% due 01/15/2028		1,000	800
5.750% due 08/15/2029		1,500	1,164

Altice France Holding SA
6.000% due 02/15/2028		750	367

Altice France SA
5.125% due 01/15/2029		500	357
5.125% due 07/15/2029		1,000	711
5.500% due 01/15/2028		2,000	1,513
5.500% due 10/15/2029		500	358
8.125% due 02/01/2027		2,500	2,168

AMC Networks, Inc.
4.250% due 02/15/2029		1,000	539
4.750% due 08/01/2025		500	438
5.000% due 04/01/2024		400	394

American Airlines Pass-Through Trust
3.375% due 11/01/2028		360	323

American Airlines, Inc.
5.500% due 04/20/2026		3,875	3,842
5.750% due 04/20/2029		1,525	1,482

American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029		1,000	855
4.000% due 01/15/2028		2,000	1,825

Amsted Industries, Inc.
4.625% due 05/15/2030		1,000	893
5.625% due 07/01/2027		500	484

ANGI Group LLC
3.875% due 08/15/2028		625	511

Apache Corp.
4.875% due 11/15/2027		1,500	1,393

APi Group DE, Inc.
4.125% due 07/15/2029		800	692

Arches Buyer, Inc.
4.250% due 06/01/2028		1,000	871

Ardagh Metal Packaging Finance USA LLC
3.250% due 09/01/2028		500	430
4.000% due 09/01/2029		625	496

Ardagh Packaging Finance PLC
2.125% due 08/15/2026	EUR	750	730

Ascent Resources Utica Holdings LLC
5.875% due 06/30/2029		$1,000	893

ASP Unifrax Holdings, Inc.
5.250% due 09/30/2028		1,200	868
7.500% due 09/30/2029		675	419

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	13

Schedule of Investments	PIMCO High Yield Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Avantor Funding, Inc.
4.625% due 07/15/2028		$1,750	$1,624

Avient Corp.
7.125% due 08/01/2030		650	658

Axalta Coating Systems Dutch Holding B BV
3.750% due 01/15/2025	EUR	625	672

Axalta Coating Systems LLC
3.375% due 02/15/2029		$750	639
4.750% due 06/15/2027		1,250	1,179

B.C. Unlimited Liability Co.
3.500% due 02/15/2029		1,900	1,668
3.875% due 01/15/2028		1,275	1,167
4.000% due 10/15/2030		5,800	4,971

Ball Corp.
2.875% due 08/15/2030		1,100	914

Bath & Body Works, Inc.
6.875% due 11/01/2035		1,500	1,375

Bausch Health Cos., Inc.
5.500% due 11/01/2025		2,000	1,770
5.750% due 08/15/2027		1,000	614

BCP Modular Services Finance PLC
4.750% due 11/30/2028	EUR	1,400	1,306

BCPE Empire Holdings, Inc.
7.625% due 05/01/2027		$875	815

BellRing Brands, Inc.
7.000% due 03/15/2030		1,000	1,007

Berry Global, Inc.
4.500% due 02/15/2026		594	566

Black Knight InfoServ LLC
3.625% due 09/01/2028		500	449

Block, Inc.
2.750% due 06/01/2026		500	456
3.500% due 06/01/2031		500	415

Boyd Gaming Corp.
4.750% due 06/15/2031		400	358

Boyne USA, Inc.
4.750% due 05/15/2029		500	451

Buckeye Partners LP
4.500% due 03/01/2028		1,400	1,256

Builders FirstSource, Inc.
5.000% due 03/01/2030		1,250	1,170
6.375% due 06/15/2032		1,400	1,392

Cable One, Inc.
4.000% due 11/15/2030		625	489

Cablevision Lightpath LLC
3.875% due 09/15/2027		750	629
5.625% due 09/15/2028		250	185

Caesars Entertainment, Inc.
4.625% due 10/15/2029		200	175

Caesars Resort Collection LLC
5.750% due 07/01/2025		800	810

Camelot Finance SA
4.500% due 11/01/2026		1,000	943

Cargo Aircraft Management, Inc.
4.750% due 02/01/2028		1,000	877

Carnival Corp.
4.000% due 08/01/2028		1,400	1,242
5.750% due 03/01/2027		1,500	1,382
7.625% due 03/01/2026		1,250	1,225
10.500% due 02/01/2026		1,000	1,052

Catalent Pharma Solutions, Inc.
3.125% due 02/15/2029		1,250	1,018
5.000% due 07/15/2027		1,000	919

CCO Holdings LLC
4.250% due 02/01/2031		2,000	1,620
4.500% due 08/15/2030		2,000	1,667
4.500% due 05/01/2032		1,250	999
4.500% due 06/01/2033		2,000	1,573
4.750% due 03/01/2030		1,000	856
4.750% due 02/01/2032		500	408
5.000% due 02/01/2028		1,000	912
5.125% due 05/01/2027		1,000	932
5.375% due 06/01/2029		1,500	1,358
6.375% due 09/01/2029		2,200	2,075

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CD&R Smokey Buyer, Inc.
6.750% due 07/15/2025		$500	$465

Cellnex Finance Co. SA
3.875% due 07/07/2041		600	440

Charles River Laboratories International, Inc.
3.750% due 03/15/2029		1,000	881
4.000% due 03/15/2031		1,000	870

Cheplapharm Arzneimittel GmbH
5.500% due 01/15/2028		1,000	906

Chesapeake Energy Corp.
5.500% due 02/01/2026		175	171
5.875% due 02/01/2029		500	475
6.750% due 04/15/2029		1,500	1,490

Churchill Downs, Inc.
4.750% due 01/15/2028		2,000	1,857
5.500% due 04/01/2027		750	722

Clarios Global LP
4.375% due 05/15/2026	EUR	1,100	1,148
8.500% due 05/15/2027		$1,000	1,004

Clarivate Science Holdings Corp.
3.875% due 07/01/2028		1,300	1,154
4.875% due 07/01/2029		900	799

Clean Harbors, Inc.
4.875% due 07/15/2027		750	719
6.375% due 02/01/2031		600	604

Cloud Software Group, Inc.
6.500% due 03/31/2029		2,000	1,783

CNX Midstream Partners LP
4.750% due 04/15/2030		700	594

Coherent Corp.
5.000% due 12/15/2029		700	633

CommScope Technologies LLC
5.000% due 03/15/2027		1,000	697
6.000% due 06/15/2025		784	732

CommScope, Inc.
6.000% due 03/01/2026		250	233
7.125% due 07/01/2028 (f)		1,000	711
8.250% due 03/01/2027		750	601

Community Health Systems, Inc.
4.750% due 02/15/2031		1,000	757
5.625% due 03/15/2027		1,250	1,103
6.000% due 01/15/2029		250	211
6.875% due 04/15/2029		750	469
8.000% due 03/15/2026		875	853

Comstock Resources, Inc.
5.875% due 01/15/2030		325	283
6.750% due 03/01/2029		1,000	916

Connect Finco SARL
6.750% due 10/01/2026		1,250	1,215

Consolidated Communications, Inc.
5.000% due 10/01/2028		250	188

CoreLogic, Inc.
4.500% due 05/01/2028		1,250	1,009

Coty, Inc.
3.875% due 04/15/2026	EUR	2,900	3,075
5.000% due 04/15/2026		$750	719

Covanta Holding Corp.
5.000% due 09/01/2030		500	425

CQP Holdco LP
5.500% due 06/15/2031		1,000	894

Crown Americas LLC
4.250% due 09/30/2026		1,000	948

CSC Holdings LLC
5.250% due 06/01/2024		700	652
5.375% due 02/01/2028		500	403
5.750% due 01/15/2030		950	450
6.500% due 02/01/2029		1,000	809

DaVita, Inc.
3.750% due 02/15/2031		350	280

Deluxe Corp.
8.000% due 06/01/2029		775	608

Diamond Foreign Asset Co. (9.000% Cash or 13.000% PIK)
9.000% due 04/22/2027 (b)		600	579

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

DirecTV Financing LLC
5.875% due 08/15/2027	$2,100	$1,904

DISH DBS Corp.
5.250% due 12/01/2026	1,800	1,447
5.750% due 12/01/2028	2,300	1,715
5.875% due 11/15/2024	1,500	1,314

DISH Network Corp.
11.750% due 11/15/2027	1,750	1,710

DT Midstream, Inc.
4.125% due 06/15/2029	1,700	1,494
4.375% due 06/15/2031	1,700	1,467

Dun & Bradstreet Corp.
5.000% due 12/15/2029	1,000	883

Edgewell Personal Care Co.
4.125% due 04/01/2029	1,000	874
5.500% due 06/01/2028	750	710

Elanco Animal Health, Inc.
6.650% due 08/28/2028	400	389

Element Solutions, Inc.
3.875% due 09/01/2028	1,000	873

Emerald Debt Merger Sub LLC
6.625% due 12/15/2030	1,300	1,290

EnLink Midstream LLC
6.500% due 09/01/2030	1,000	1,000

EnLink Midstream Partners LP
4.150% due 06/01/2025	596	579
5.450% due 06/01/2047	750	618

EQM Midstream Partners LP
4.125% due 12/01/2026	1,000	931
4.500% due 01/15/2029	500	446
4.750% due 01/15/2031	1,000	877
6.000% due 07/01/2025	92	91
6.500% due 07/01/2027	500	494
6.500% due 07/15/2048	500	453

Fair Isaac Corp.
4.000% due 06/15/2028	1,000	918

Fertitta Entertainment LLC
4.625% due 01/15/2029	1,305	1,146

First Student Bidco, Inc.
4.000% due 07/31/2029	1,200	1,018

Ford Motor Co.
3.250% due 02/12/2032	1,570	1,237
6.100% due 08/19/2032	600	582

Fortrea Holdings, Inc.
7.500% due 07/01/2030	525	538

Frontier Communications Holdings LLC
5.000% due 05/01/2028	500	432
5.875% due 10/15/2027	625	574
6.750% due 05/01/2029	750	583
8.750% due 05/15/2030	1,200	1,174

Gap, Inc.
3.875% due 10/01/2031	1,900	1,303

Garda World Security Corp.
4.625% due 02/15/2027	1,500	1,374
7.750% due 02/15/2028	700	696

GFL Environmental, Inc.
3.500% due 09/01/2028	1,500	1,337

Global Medical Response, Inc.
6.500% due 10/01/2025	200	110

Go Daddy Operating Co. LLC
3.500% due 03/01/2029	1,000	858

goeasy Ltd.
5.375% due 12/01/2024	1,000	971

GoTo Group, Inc.
5.500% due 09/01/2027	750	414

Graphic Packaging International LLC
3.500% due 03/15/2028	750	672
3.750% due 02/01/2030	700	605

Grifols Escrow Issuer SA
4.750% due 10/15/2028	2,000	1,738

H-Food Holdings LLC
8.500% due 06/01/2026	1,000	396

Hanesbrands, Inc.
4.875% due 05/15/2026	1,500	1,402

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Harvest Midstream LP
7.500% due 09/01/2028	$750	$744

Hawaiian Brand Intellectual Property Ltd.
5.750% due 01/20/2026	675	640

HealthEquity, Inc.
4.500% due 10/01/2029	925	816

Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032	1,500	1,252
3.750% due 05/01/2029	625	555
4.000% due 05/01/2031	625	543
4.875% due 01/15/2030	1,000	933

Hilton Grand Vacations Borrower Escrow LLC
4.875% due 07/01/2031	750	630
5.000% due 06/01/2029	850	755

Hilton Worldwide Finance LLC
4.875% due 04/01/2027	750	728

Howard Midstream Energy Partners LLC
6.750% due 01/15/2027	700	667

Howmet Aerospace, Inc.
5.950% due 02/01/2037	1,000	1,019

iHeartCommunications, Inc.
6.375% due 05/01/2026	900	756

IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK)
6.000% due 05/15/2027 (b)	500	471

IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK)
6.375% due 05/15/2029 (b)	500	464

Imola Merger Corp.
4.750% due 05/15/2029	1,000	871

INEOS Quattro Finance 2 PLC
3.375% due 01/15/2026	875	799

Ingevity Corp.
3.875% due 11/01/2028	1,500	1,282

International Game Technology PLC
5.250% due 01/15/2029	750	711
6.250% due 01/15/2027	500	499

IQVIA, Inc.
5.000% due 10/15/2026	2,000	1,933
5.000% due 05/15/2027	1,000	963
5.700% due 05/15/2028	1,400	1,388

Jaguar Land Rover Automotive PLC
4.500% due 10/01/2027	1,300	1,144

Jazz Securities DAC
4.375% due 01/15/2029	625	558

JELD-WEN, Inc.
4.625% due 12/15/2025	600	582

Kaiser Aluminum Corp.
4.500% due 06/01/2031	300	240
4.625% due 03/01/2028	1,000	876

KFC Holding Co.
4.750% due 06/01/2027	750	725

Kinetik Holdings LP
5.875% due 06/15/2030	600	571

LABL, Inc.
6.750% due 07/15/2026	2,000	1,969

Lamar Media Corp.
3.625% due 01/15/2031	500	422
3.750% due 02/15/2028	1,000	914

Lamb Weston Holdings, Inc.
4.375% due 01/31/2032	2,100	1,878

Las Vegas Sands Corp.
2.900% due 06/25/2025	750	705
3.500% due 08/18/2026	2,900	2,703
3.900% due 08/08/2029	700	625

LBM Acquisition LLC
6.250% due 01/15/2029	2,700	2,237

Legacy LifePoint Health LLC
4.375% due 02/15/2027	500	388

Level 3 Financing, Inc.
3.400% due 03/01/2027	2,300	1,954
3.750% due 07/15/2029	875	528

Lindblad Expeditions LLC
6.750% due 02/15/2027	900	858

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Live Nation Entertainment, Inc.
3.750% due 01/15/2028	$600	$537
4.875% due 11/01/2024	500	493
6.500% due 05/15/2027	875	880

Madison IAQ LLC
5.875% due 06/30/2029	1,500	1,217

Marriott Ownership Resorts, Inc.
4.500% due 06/15/2029	1,425	1,231
4.750% due 01/15/2028	500	451

Masonite International Corp.
5.375% due 02/01/2028	1,500	1,431

Mattel, Inc.
3.375% due 04/01/2026	500	461

Mauser Packaging Solutions Holding Co.
7.875% due 08/15/2026	800	796

McAfee Corp.
7.375% due 02/15/2030	750	653

Medline Borrower LP
3.875% due 04/01/2029	2,000	1,740
5.250% due 10/01/2029	1,500	1,303

MEG Energy Corp.
5.875% due 02/01/2029	500	471
7.125% due 02/01/2027	1,500	1,525

MGM China Holdings Ltd.
4.750% due 02/01/2027	500	456

MGM Resorts International
5.500% due 04/15/2027	327	314
5.750% due 06/15/2025	657	652

Midwest Gaming Borrower LLC
4.875% due 05/01/2029	1,000	884

MPH Acquisition Holdings LLC
5.750% due 11/01/2028	1,500	1,131

NCL Corp. Ltd.
5.875% due 03/15/2026	625	585
5.875% due 02/15/2027	800	780
7.750% due 02/15/2029	300	285

NCR Corp.
5.000% due 10/01/2028	500	447
5.125% due 04/15/2029	1,000	886

Neptune Bidco US, Inc.
9.290% due 04/15/2029	1,000	919

Nesco Holdings, Inc.
5.500% due 04/15/2029	375	336

Newell Brands, Inc.
4.875% due 06/01/2025	1,500	1,448
5.875% due 04/01/2036	500	419
6.000% due 04/01/2046	400	317

Nexstar Media, Inc.
5.625% due 07/15/2027	1,750	1,633

NextEra Energy Operating Partners LP
4.250% due 09/15/2024	45	43
4.500% due 09/15/2027	750	697

Noble Finance LLC
8.000% due 04/15/2030	1,700	1,730

Northriver Midstream Finance LP
5.625% due 02/15/2026	1,125	1,050

Novelis Corp.
3.875% due 08/15/2031	600	494
4.750% due 01/30/2030	2,000	1,779

NuStar Logistics LP
5.750% due 10/01/2025	625	610
6.375% due 10/01/2030	500	478

Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028	1,450	1,148
6.250% due 10/01/2029	450	326

ON Semiconductor Corp.
3.875% due 09/01/2028	1,000	911

Open Text Corp.
3.875% due 02/15/2028	1,000	882

Open Text Holdings, Inc.
4.125% due 02/15/2030	1,000	848

Option Care Health, Inc.
4.375% due 10/31/2029	700	617

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Organon & Co.
4.125% due 04/30/2028	$2,950	$2,621
5.125% due 04/30/2031	450	372

Outfront Media Capital LLC
5.000% due 08/15/2027	1,000	909

Owens & Minor, Inc.
4.500% due 03/31/2029	1,250	1,039

Owens-Brockway Glass Container, Inc.
7.250% due 05/15/2031	750	760

Pactiv Evergreen Group Issuer LLC
4.375% due 10/15/2028	1,200	1,040

Pactiv Evergreen Group Issuer, Inc.
4.000% due 10/15/2027	1,875	1,660

Parkland Corp.
5.875% due 07/15/2027	1,750	1,690

PDC Energy, Inc.
5.750% due 05/15/2026	1,000	997
6.125% due 09/15/2024	500	500

Pediatrix Medical Group, Inc.
5.375% due 02/15/2030	600	553

Performance Food Group, Inc.
5.500% due 10/15/2027	500	482

Permian Resources Operating LLC
5.375% due 01/15/2026	2,000	1,907

Perrigo Finance Unlimited Co.
4.650% due 06/15/2030	1,200	1,063

PetSmart, Inc.
4.750% due 02/15/2028	1,500	1,388
7.750% due 02/15/2029	650	647

PGT Innovations, Inc.
4.375% due 10/01/2029	600	560

Post Holdings, Inc.
4.625% due 04/15/2030	2,200	1,930
5.500% due 12/15/2029	1,000	924
5.625% due 01/15/2028	1,250	1,203
5.750% due 03/01/2027	707	691

Prestige Brands, Inc.
3.750% due 04/01/2031	1,000	829
5.125% due 01/15/2028	1,000	951

Prime Security Services Borrower LLC
5.250% due 04/15/2024	800	794
5.750% due 04/15/2026	1,000	983
6.250% due 01/15/2028	1,000	938

Radiate Holdco LLC
4.500% due 09/15/2026	1,000	799
6.500% due 09/15/2028	1,000	585

Range Resources Corp.
4.750% due 02/15/2030	200	179
4.875% due 05/15/2025	1,000	981

Ritchie Bros Holdings, Inc.
7.750% due 03/15/2031	800	831

Rockcliff Energy LLC
5.500% due 10/15/2029	780	720

Rockies Express Pipeline LLC
4.800% due 05/15/2030	500	437
6.875% due 04/15/2040	500	452

Roller Bearing Co. of America, Inc.
4.375% due 10/15/2029	750	673

Rolls-Royce PLC
5.750% due 10/15/2027	750	734

Royal Caribbean Cruises Ltd.
5.500% due 08/31/2026	1,000	949
5.500% due 04/01/2028	1,500	1,400
7.250% due 01/15/2030	1,000	1,014
11.500% due 06/01/2025	2,388	2,536

RP Escrow Issuer LLC
5.250% due 12/15/2025	500	369

Sabre Global, Inc.
7.375% due 09/01/2025	1,000	889
9.250% due 04/15/2025	61	57

Scientific Games Holdings LP
6.625% due 03/01/2030	650	573

SCIH Salt Holdings, Inc.
4.875% due 05/01/2028	1,000	894

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	15

Schedule of Investments	PIMCO High Yield Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Scripps Escrow, Inc.
3.875% due 01/15/2029	$600	$485
5.875% due 07/15/2027	800	649

Seagate HDD Cayman
8.250% due 12/15/2029	400	418
9.625% due 12/01/2032	1,989	2,197

Sealed Air Corp.
5.500% due 09/15/2025	1,000	985
6.125% due 02/01/2028	700	696

Select Medical Corp.
6.250% due 08/15/2026	1,000	984

Sensata Technologies BV
5.625% due 11/01/2024	1,250	1,242

Sensata Technologies, Inc.
3.750% due 02/15/2031	1,000	856
4.375% due 02/15/2030	500	448

Silgan Holdings, Inc.
4.125% due 02/01/2028	1,500	1,378

Simmons Foods, Inc.
4.625% due 03/01/2029	1,000	802

Sirius XM Radio, Inc.
3.875% due 09/01/2031	2,900	2,245
4.125% due 07/01/2030	2,000	1,635
5.000% due 08/01/2027	1,000	929
5.500% due 07/01/2029	500	452

SM Energy Co.
6.500% due 07/15/2028	700	673

Southwestern Energy Co.
5.375% due 02/01/2029	2,000	1,885

Spectrum Brands, Inc.
3.875% due 03/15/2031	625	513
5.000% due 10/01/2029	750	670

Speedway Motorsports LLC
4.875% due 11/01/2027	1,375	1,275

Spirit AeroSystems, Inc.
7.500% due 04/15/2025	1,000	989
9.375% due 11/30/2029	900	965

Spirit Loyalty Cayman Ltd.
8.000% due 09/20/2025	600	605

SRS Distribution, Inc.
4.625% due 07/01/2028	700	626

Stagwell Global LLC
5.625% due 08/15/2029	1,100	943

Standard Industries, Inc.
3.375% due 01/15/2031	1,000	806
4.375% due 07/15/2030	1,250	1,084
4.750% due 01/15/2028	1,000	932
5.000% due 02/15/2027	500	477

Staples, Inc.
7.500% due 04/15/2026	1,100	910

Station Casinos LLC
4.500% due 02/15/2028	750	674
4.625% due 12/01/2031	1,200	1,012

Studio City Finance Ltd.
5.000% due 01/15/2029	200	148

Suburban Propane Partners LP
5.000% due 06/01/2031	700	587

Sunoco LP
4.500% due 05/15/2029	500	444
5.875% due 03/15/2028	500	481

Superior Plus LP
4.500% due 03/15/2029	750	658

Syneos Health, Inc.
3.625% due 01/15/2029	500	489

Team Health Holdings, Inc.
6.375% due 02/01/2025	1,000	532

TEGNA, Inc.
4.625% due 03/15/2028	1,000	886
5.000% due 09/15/2029	1,000	864

Tenet Healthcare Corp.
4.250% due 06/01/2029	225	203
4.375% due 01/15/2030	700	632
4.875% due 01/01/2026	500	487

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.125% due 11/01/2027		$500	$478
6.125% due 10/01/2028		1,400	1,349
6.125% due 06/15/2030		1,200	1,184
6.250% due 02/01/2027		1,000	991

TK Elevator Midco GmbH
4.375% due 07/15/2027	EUR	700	685

TopBuild Corp.
3.625% due 03/15/2029		$1,375	1,198

TransDigm, Inc.
4.625% due 01/15/2029		1,000	891
5.500% due 11/15/2027		2,000	1,889
6.250% due 03/15/2026		2,000	1,992
6.375% due 06/15/2026		2,000	1,976
6.750% due 08/15/2028		1,000	1,005

Transocean, Inc.
8.750% due 02/15/2030		800	813

Travel & Leisure Co.
4.500% due 12/01/2029		800	681
4.625% due 03/01/2030		1,500	1,271
6.625% due 07/31/2026		1,000	993

TripAdvisor, Inc.
7.000% due 07/15/2025		500	500

Triumph Group, Inc.
9.000% due 03/15/2028		1,000	1,022

Twilio, Inc.
3.625% due 03/15/2029		500	426
3.875% due 03/15/2031		625	521

U.S. Foods, Inc.
4.625% due 06/01/2030		900	808
4.750% due 02/15/2029		1,000	917
6.250% due 04/15/2025		750	750

Uber Technologies, Inc.
4.500% due 08/15/2029		1,575	1,453

United Airlines, Inc.
4.375% due 04/15/2026		1,650	1,569
4.625% due 04/15/2029		2,575	2,349

United Rentals North America, Inc.
3.875% due 02/15/2031		500	433
4.000% due 07/15/2030		1,500	1,330
5.500% due 05/15/2027		500	493

Univision Communications, Inc.
6.625% due 06/01/2027		1,250	1,210
7.375% due 06/30/2030		600	572

UPC Holding BV
5.500% due 01/15/2028		1,000	874

USA Compression Partners LP
6.875% due 04/01/2026		1,250	1,226

Valaris Ltd.
8.375% due 04/30/2030		1,300	1,306

Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		2,900	2,536
3.875% due 11/01/2033		1,200	984

Veritas US, Inc.
7.500% due 09/01/2025		1,000	813

Viasat, Inc.
5.625% due 09/15/2025		1,500	1,455
5.625% due 04/15/2027		250	234

Viking Cruises Ltd.
5.875% due 09/15/2027		1,250	1,150

Virgin Media Finance PLC
5.000% due 07/15/2030		1,000	797

Virgin Media Secured Finance PLC
5.500% due 05/15/2029		2,500	2,264

Vmed O2 U.K. Financing PLC
4.250% due 01/31/2031		1,000	809

VOC Escrow Ltd.
5.000% due 02/15/2028		1,000	918

WESCO Distribution, Inc.
7.125% due 06/15/2025		600	607

White Cap Buyer LLC
6.875% due 10/15/2028		1,000	908

White Cap Parent LLC (8.250% Cash or 9.000% PIK)
8.250% due 03/15/2026 (b)		500	479

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

WMG Acquisition Corp.
2.250% due 08/15/2031	EUR	900	$782
3.000% due 02/15/2031		$1,300	1,053

WR Grace Holdings LLC
4.875% due 06/15/2027		1,000	929
5.625% due 08/15/2029		700	574
7.375% due 03/01/2031		600	589

WW International, Inc.
4.500% due 04/15/2029		1,000	592

Wynn Las Vegas LLC
5.250% due 05/15/2027		1,700	1,612
5.500% due 03/01/2025		1,100	1,083

Wynn Resorts Finance LLC
5.125% due 10/01/2029		1,000	897
7.125% due 02/15/2031		650	647

Yum! Brands, Inc.
4.625% due 01/31/2032		2,000	1,809

Zayo Group Holdings, Inc.
4.000% due 03/01/2027		750	531

ZF North America Capital, Inc.
7.125% due 04/14/2030		600	611

Ziggo Bond Co. BV
5.125% due 02/28/2030		1,000	758

Ziggo BV
4.875% due 01/15/2030		500	415

ZipRecruiter, Inc.
5.000% due 01/15/2030		800	682

			384,493

UTILITIES 5.1%

Antero Midstream Partners LP
5.375% due 06/15/2029		1,500	1,395
5.750% due 03/01/2027		500	483

Atlantica Sustainable Infrastructure PLC
4.125% due 06/15/2028		75	67

Blue Racer Midstream LLC
6.625% due 07/15/2026		1,000	991

Calpine Corp.
3.750% due 03/01/2031		750	608
4.500% due 02/15/2028		1,000	906

Clearway Energy Operating LLC
3.750% due 02/15/2031		500	415
3.750% due 01/15/2032		1,000	816
4.750% due 03/15/2028		500	462

Crestwood Midstream Partners LP
5.625% due 05/01/2027		1,000	949
6.000% due 02/01/2029		250	234
7.375% due 02/01/2031		1,000	987

CrownRock LP
5.000% due 05/01/2029		500	469
5.625% due 10/15/2025		2,350	2,318

Embarq Corp.
7.995% due 06/01/2036		1,000	606

Endeavor Energy Resources LP
5.750% due 01/30/2028		2,000	1,958

Genesis Energy LP
6.500% due 10/01/2025		1,000	986
8.000% due 01/15/2027		750	732
8.875% due 04/15/2030		800	782

Howard Midstream Energy Partners LLC
8.875% due 07/15/2028 (a)		1,650	1,660

Lumen Technologies, Inc.
4.000% due 02/15/2027		500	373

NRG Energy, Inc.
3.625% due 02/15/2031		1,000	782
5.250% due 06/15/2029		1,000	895

NSG Holdings LLC
7.750% due 12/15/2025		222	222

Tallgrass Energy Partners LP
5.500% due 01/15/2028		500	458
6.000% due 12/31/2030		500	441

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Telecom Italia Capital SA
6.375% due 11/15/2033	$1,000	$849

Telecom Italia SpA
5.303% due 05/30/2024	1,000	973

TerraForm Power Operating LLC
4.750% due 01/15/2030	500	442
5.000% due 01/31/2028	1,000	922

Vistra Operations Co. LLC
5.000% due 07/31/2027	1,000	937
5.500% due 09/01/2026	1,000	963
5.625% due 02/15/2027	1,000	959

Vodafone Group PLC
5.125% due 06/04/2081 •	1,000	727

		27,767

Total Corporate Bonds & Notes (Cost $513,391)		466,243

U.S. TREASURY OBLIGATIONS 4.2%

U.S. Treasury Notes
4.125% due 09/30/2027	22,600	22,478

Total U.S. Treasury Obligations (Cost $22,597)		22,478

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%

Bear Stearns ALT-A Trust
3.731% due 11/25/2036 ^~	252	119

Countrywide Alternative Loan Trust
5.617% due 05/20/2046 ^•	36	31

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Home Loan Mortgage Pass-Through Trust
3.573% due 05/20/2036 ^~	$108	$99
5.790% due 03/25/2035 •	16	14

GSR Mortgage Loan Trust
4.567% due 04/25/2035 «~	1	1

IndyMac IMSC Mortgage Loan Trust
6.000% due 07/25/2037 ^	188	138

WaMu Mortgage Pass-Through Certificates Trust
3.528% due 12/25/2036 ^~	126	111

Washington Mutual Mortgage Pass-Through Certificates Trust
4.946% due 05/25/2046 ^•	12	10

Total Non-Agency Mortgage-Backed Securities (Cost $486)		523

ASSET-BACKED SECURITIES 0.0%

Credit-Based Asset Servicing & Securitization Trust
2.959% due 01/25/2037 ^•	64	20

Total Asset-Backed Securities (Cost $49)		20

SHORT-TERM INSTRUMENTS 0.3%

REPURCHASE AGREEMENTS (e) 0.3%
		1,417

Total Short-Term Instruments (Cost $1,417)		1,417

Total Investments in Securities (Cost $560,867)		512,418

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 4.2%

SHORT-TERM INSTRUMENTS 4.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.2%

PIMCO Short-Term Floating NAV Portfolio III	2,325,078	22,607

Total Short-Term Instruments (Cost $22,584)		22,607

Total Investments in Affiliates (Cost $22,584)		22,607

Total Investments 99.1% (Cost $583,451)		$535,025

Financial Derivative Instruments (g)(h) 0.0% (Cost or Premiums, net $454)		166

Other Assets and Liabilities, net 0.9%		4,694

Net Assets 100.0%		$539,885

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(d)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.400%	06/30/2023	07/03/2023	$1,417	U.S. Treasury Notes 4.625% due 06/30/2025	$(1,445)	$1,417	$1,417

Total Repurchase Agreements						$(1,445)	$1,417	$1,417

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BRC	(2.000)%	05/05/2023	07/28/2023	$(1,019)	$(1,016)
BOS	(0.250)	06/28/2023	07/07/2023	(560)	(560)

Total Reverse Repurchase Agreements					$(1,576)

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	17

Schedule of Investments	PIMCO High Yield Portfolio	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions		Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BRC	$0	$(1,016)	$		$(1,016)	$1,181	$865
BOS	0	(560)		0	(560)	711	151
FICC	1,417	0		0	1,417	(1,445)	(28)

Total Borrowings and Other Financing Transactions	$1,417	$(1,576)		$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(1,576)	$0	$0	$(1,576)

Total Borrowings	$0	$(1,576)	$0	$0	$(1,576)

Payable for reverse repurchase agreements					$(1,576)

(f)	Securities with an aggregate market value of 1,892 have been pledged as collateral under the terms of the above master agreements as of June 30, 2023.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(656) at a weighted average interest rate of (1.925%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note September Futures	09/2023	234	$25,060	$(476)	$0	$0
U.S. Treasury Ultra 10-Year Note September Futures	09/2023	61	7,225	(76)	18	0

				$(552)	$18	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund September Futures	09/2023	31	$(4,524)	$43	$32	$(3)

Total Futures Contracts				$(509)	$50	$(3)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
Bombardier, Inc.	5.000%	Quarterly	12/20/2024	1.676%	$300	$6	$9	$15	$0	$(1)
Bombardier, Inc.	5.000	Quarterly	12/20/2027	3.681	1,700	67	19	86	1	0
Calpine Corp.	5.000	Quarterly	06/20/2028	4.408	1,200	39	(9)	30	1	0
Ford Motor Co.	5.000	Quarterly	06/20/2027	2.375	800	50	24	74	1	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2025	1.344	750	30	22	52	(1)	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2027	2.438	600	60	0	60	1	0

						$252	$65	$317	$3	$(1)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.HY-39 5-Year Index	5.000%	Quarterly	12/20/2027	$495	$7	$10	$17	$4	$0
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028	37,300	195	914	1,109	279	0

					$202	$924	$1,126	$283	$0

Total Swap Agreements					$454	$989	$1,443	$286	$(1)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability				Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures		Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$50	$286	$336	$0		$(3)		$(1)		$(4)

Cash of $6,792 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received	Unrealized Appreciation/ (Depreciation)
					Asset	Liability
CBK	07/2023	EUR	9,173	$9,843	$0	$(166)

Total Forward Foreign Currency Contracts					$0	$(166)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
CBK	$0	$0	$0	$0	$(166)	$0	$0	$(166)	$(166)	$0	$(166)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	19

Schedule of Investments	PIMCO High Yield Portfolio	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$50	$50
Swap Agreements	0	286	0	0	0	286

	$0	$286	$0	$0	$50	$336

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$3	$3
Swap Agreements	0	1	0	0	0	1

	$0	$1	$0	$0	$3	$4

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$166	$0	$166

	$0	$1	$0	$166	$3	$170

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended June 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$218	$218
Swap Agreements	0	2,462	0	0	23	2,485

	$0	$2,462	$0	$0	$241	$2,703

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(127)	$0	$(127)
Swap Agreements	0	0	0	0	60	60

	$0	$0	$0	$(127)	$60	$(67)

	$0	$2,462	$0	$(127)	$301	$2,636

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(718)	$(718)
Swap Agreements	0	(508)	0	0	0	(508)

	$0	$(508)	$0	$0	$(718)	$(1,226)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$43	$0	$43
Swap Agreements	0	0	0	0	(55)	(55)

	$0	$0	$0	$43	$(55)	$(12)

	$0	$(508)	$0	$43	$(773)	$(1,238)

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Investments in Securities, at Value
Loan Participations and Assignments	$0	$20,002	$1,735	$21,737
Corporate Bonds & Notes
Banking & Finance	0	53,983	0	53,983
Industrials	0	384,493	0	384,493
Utilities	0	27,767	0	27,767
U.S. Treasury Obligations	0	22,478	0	22,478
Non-Agency Mortgage-Backed Securities	0	522	1	523
Asset-Backed Securities	0	20	0	20
Short-Term Instruments
Repurchase Agreements	0	1,417	0	1,417

	$0	$510,682	$1,736	$512,418

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$22,607	$0	$0	$22,607

Total Investments	$22,607	$510,682	$1,736	$535,025

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$32	$304	$0	$336

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3)	(1)	0	(4)
Over the counter	0	(166)	0	(166)

	$(3)	$(167)	$0	$(170)

Total Financial Derivative Instruments	$29	$137	$0	$166

Totals	$22,636	$510,819	$1,736	$535,191

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	21

Notes to Financial Statements

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO High Yield Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Foreign Currency Translation  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multi-Class Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a

22	PIMCO VARIABLE INSURANCE TRUST

June 30, 2023	(Unaudited)

class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain Portfolios, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates  In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. In December 2022, FASB issued ASU 2022-06, which includes amendments to extend the duration of the LIBOR transition relief to December 31, 2024, after which entities will no longer be permitted to apply the reference rate reform relief. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Portfolio’s investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Portfolio’s financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions

SEMIANNUAL REPORT	|	JUNE 30, 2023	23

Notes to Financial Statements	(Cont.)

that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will change the disclosures provided to shareholders. The rule is effective as of January 24, 2023, but the SEC is providing an 18-month compliance period after the effective date other than for rule amendments addressing fee and expense information in advertisements that might be materially misleading. At this time, management is evaluating the implications of these changes on the financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business days after the trade date (T+1). The effective date was May 5, 2023, and the compliance date for the amendments is May 28, 2024. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The NAV of the Portfolio’s shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures

24	PIMCO VARIABLE INSURANCE TRUST

June 30, 2023	(Unaudited)

are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

SEMIANNUAL REPORT	|	JUNE 30, 2023	25

Notes to Financial Statements	(Cont.)

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

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Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended June 30, 2023 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$23,480	$111,209	$(112,100)	$15	$3	$22,607	$808	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

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Notes to Financial Statements	(Cont.)

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Loans and Other Indebtedness, Loan Participations and Assignments  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Portfolio. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Portfolio may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolio may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Payment In-Kind Securities  may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually

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have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statement of Assets and Liabilities.

Perpetual Bonds  are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Line of Credit  The Portfolio entered into a 364-day senior unsecured revolving credit agreement with State Street Bank & Trust Company and other commercial banks to be utilized for temporary purposes to fund shareholder redemptions or for other short-term liquidity purposes. State Street Bank & Trust Company serves as both a bank and as an agent for the other banks that are parties to the agreement. The Portfolio pays financing charges based on a combination of a SOFR-based variable rate plus a credit spread. The Portfolio also pays a fee of 0.15% per annum on the unused commitment amounts. As of June 30, 2023, if applicable any outstanding borrowings would be disclosed as a payable for line of credit on the Statement of Assets and Liabilities. Interest and Commitment and Upfront fees, if any, paid by the Portfolio are disclosed as part of the interest expense on the Statement of Operations.

During the year, there were no borrowings on this line of credit. The maximum available commitment and related fees for the revolving credit agreement are:

Maximum Available Commitment*	Expiration Date	Commitment and Upfront Fees
$18,000,000	08/29/2023	$22,502

*	Maximum available commitment prior to renewal on August 30, 2022, for the Portfolio was $21,000,000.

(b) Repurchase Agreements  Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio

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Notes to Financial Statements	(Cont.)

or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(c) Reverse Repurchase Agreements   In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(d) Interfund Lending  In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2023, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts   may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To

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mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts   are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Swap Agreements  are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of

Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

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Notes to Financial Statements	(Cont.)

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Credit default swaps on credit indices may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting

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values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower- yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, major litigation, investigations or other controversies, changes in financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Over- the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty, resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use

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Notes to Financial Statements	(Cont.)

of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Portfolio’s performance.

Equity Risk is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk is the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk, and credit risk.

Foreign (Non-U.S.)  Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk  is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruption Risk  The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets  Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets

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can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk  An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk  As the use of technology has become more prevalent in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines;

penalties; third party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

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Notes to Financial Statements	(Cont.)

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. Portability of exposure reduces risk to the Portfolio. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee   PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Administrative Class	Advisor Class
0.25%	0.35%	0.35%	0.35%

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an

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amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through May 1, 2024, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed as set forth above (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of June 30, 2023, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the

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Notes to Financial Statements	(Cont.)

securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2023, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$0	$0	$70,586	$79,643

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2023 (Unaudited)		Year Ended 12/31/2022

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	131	$894	696	$5,219

Administrative Class	6,549	45,281	18,961	133,391

Advisor Class	3,888	26,913	1,994	14,106
Issued as reinvestment of distributions

Institutional Class	54	372	103	725

Administrative Class	2,149	14,831	4,193	29,484

Advisor Class	85	587	103	724
Cost of shares redeemed

Institutional Class	(731)	(5,044)	(412)	(3,043)

Administrative Class	(13,367)	(92,064)	(31,356)	(222,430)

Advisor Class	(3,466)	(23,554)	(1,881)	(13,151)

Net increase (decrease) resulting from Portfolio share transactions	(4,708)	$(31,784)	(7,599)	$(54,975)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2023, one shareholder owned 10% or more of the Portfolio’s total outstanding shares comprising 56% of the Portfolio. The shareholder is a related party of the Portfolio. Related parties may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and

distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2023, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations,

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which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, the Portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended December 31, 2022, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$5,109	$20,890

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2023, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$584,514	$2,710	$(51,431)	$(48,721)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	|	JUNE 30, 2023	39

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

BOS	BofA Securities, Inc.	CBK	Citibank N.A.	FICC	Fixed Income Clearing Corporation

Currency Abbreviations:

EUR	Euro	USD (or $)	United States Dollar

Exchange Abbreviations:

OTC	Over the Counter

Index/Spread Abbreviations:

CDX.HY	Credit Derivatives Index - High Yield	LIBOR01M	1 Month USD-LIBOR	LIBOR03M	3 Month USD-LIBOR

Other Abbreviations:

ALT	Alternate Loan Trust	PIK	Payment-in-Kind	TBA	To-Be-Announced

DAC	Designated Activity Company

40	PIMCO VARIABLE INSURANCE TRUST

Liquidity Risk Management Program	(Unaudited)

In compliance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended (“1940 Act”), PIMCO Variable Insurance Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for each series of the Trust (each a “Portfolio” and collectively, the “Portfolios”) not regulated as a money market fund under 1940 Act Rule 2a-7, which is reasonably designed to assess and manage the Portfolios’ liquidity risk. The Trust’s Board of Trustees (the “Board”) previously approved the designation of the PIMCO Liquidity Risk Committee (the “Administrator”) as Program administrator. The PIMCO Liquidity Risk Committee consists of senior members from certain PIMCO business areas, such as Portfolio Risk Management, Americas Operations, Compliance, Account Management and Portfolio Management, and is advised by members of PIMCO Legal.

A Portfolio’s “liquidity risk” is the risk that the Portfolio could not meet requests to redeem shares issued by the Portfolio without significant dilution of the remaining investors’ interests in the Portfolio. In accordance with the Program, each Portfolio’s liquidity risk is assessed no less frequently than annually taking into consideration a variety of factors, including, as applicable, the Portfolio’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions. Each Portfolio portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. Each Portfolio has adopted a “Highly Liquid Investment Minimum” (or “HLIM”), which is a minimum amount of Portfolio net assets to be invested in highly liquid investments that are assets. As required under the Liquidity Rule, each Portfolio’s HLIM is periodically reviewed, no less frequently than annually, and the Portfolios have adopted policies and procedures for responding to a shortfall of a Portfolio’s highly liquid investments below its HLIM. The Liquidity Rule also limits the Portfolios’ investments in illiquid investments by prohibiting a Portfolio from acquiring any illiquid investment if, immediately after the acquisition, the Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. Certain non-public reporting is generally required if a Portfolio’s holdings of illiquid investments that are assets were to exceed 15% of Portfolio net assets.

At a meeting of the Board held on February 7-8, 2023, the Board received a report (the “Report”) from the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the 12-month period ended December 31, 2022. The Report reviewed the operation of the Program’s components during such period and stated that the Program is operating effectively to assess and manage each Portfolio’s liquidity risk and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Portfolio’s liquidity developments. This has remained true for the 12-month period ended June 30, 2023.

SEMIANNUAL REPORT	|	JUNE 30, 2023	41

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

1100 Main Street, Suite 400

Kansas City, MO 64105

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVIT12SAR_063023

PIMCO VARIABLE INSURANCE TRUST

Semiannual Report

June 30, 2023

PIMCO Income Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Market Insights

Dear Shareholder,

This semiannual report covers the six-month reporting period ended June 30, 2023 (the “reporting period”). On the subsequent pages, you will find details regarding investment results and a discussion of certain factors that affected performance during the reporting period.

Amid elevated inflation in many countries during the reporting period, the global economy faced challenges from higher interest rates, tighter credit conditions stemming from the turmoil in the banking sector (especially in the United States (“U.S.”)), and geopolitical concerns. While the U.S. economy showed signs of resilience, some European economies experienced slower growth over the reporting period.

Continued central bank efforts to combat inflation

While inflation remained elevated over the reporting period, many central banks raised interest rates to rein in rising prices. The U.S. Federal Reserve (the “Fed”) raised the federal funds rate at 10 consecutive meetings, beginning in March 2022 through May 2023. In June 2023, the Fed then paused from raising rates in order to “assess additional information and its implications for monetary policy.” Meanwhile, the Bank of England and European Central Bank raised interest rates for the 13th and eighth consecutive time, respectively, as of June 2023. In contrast, the Bank of Japan maintained its accommodative monetary policy stance.

Mixed financial market returns

The yield on the benchmark 10-year U.S. Treasury declined over the reporting period, while 10-year bond yields in most other developed market countries increased. The overall global credit bond market delivered positive total returns. Higher-rated global bonds underperformed lower-rated bonds. Global equities rallied, while commodity prices were volatile and produced mixed returns. The U.S. dollar weakened against the euro and the British pound, but appreciated against the Japanese yen.

Amid evolving conditions, we will continue to work diligently to navigate global markets and manage the assets that you have entrusted with us. We encourage you to speak with your financial advisor about your goals, and visit global.pimco.com for our latest insights.

Sincerely, Peter G. Strelow Chairman of the Board PIMCO Variable Insurance Trust

Total Returns of Certain Asset Classes for the Period Ended June 30, 2023

Asset Class (as measured by, currency)	Six-Month

U.S. large cap equities (S&P 500 Index, USD)	16.89%

Global equities (MSCI World Index, USD)	15.09%

European equities (MSCI Europe Index, EUR)	11.12%

Emerging market equities (MSCI Emerging Markets Index, EUR)	4.89%

Japanese equities (Nikkei 225 Index, JPY)	28.65%

Emerging market local bonds (JPMorgan Government Bond Index-Emerging Markets Global Diversified Index, USD Unhedged)	7.79%

Emerging market external debt (JPMorgan Emerging Markets Bond Index (EMBI) Global, USD Hedged)	3.81%

Below investment grade bonds (ICE BofAML Developed Markets High Yield Constrained Index, USD Hedged)	5.45%

Global investment grade credit bonds (Bloomberg Global Aggregate Credit Index, USD Hedged)	3.00%

Fixed-rate, local currency government debt of investment grade countries (Bloomberg Global Treasury Index, USD Hedged)	3.13%

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Statements concerning financial market trends are based on current market conditions, which will fluctuate. There is no guarantee that these investment strategies will work under all market conditions or are appropriate for all investors and each investor should evaluate their ability to invest for the long-term, especially during periods of downturn in the market. Outlook and strategies are subject to change without notice.

2	PIMCO VARIABLE INSURANCE TRUST

Important Information About the PIMCO Income Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Income Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, continue to increase. In efforts to combat inflation, the U.S. Federal Reserve raised interest rates multiple times in 2022 and 2023. Thus, the Portfolio currently faces a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Allocation Breakdown and Schedule of Investments sections of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that have provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European, and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of the Portfolio and its shareholders.

The Portfolio may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Portfolio, or on certain instruments in

SEMIANNUAL REPORT	|	JUNE 30, 2023	3

Important Information About the PIMCO Income Portfolio	(Cont.)

which the Portfolio invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Portfolio or a reduction in the effectiveness of related Portfolio transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Portfolio that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Portfolio.

U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Portfolio and issuers in which it invests. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, continued volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Portfolio and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart reflects only Administrative Class performance. Performance may vary by share class based on each class’s expense ratios. The Portfolio measures its performance against at least one broad-based securities market index (“benchmark index”). The benchmark index does not take into account fees, expenses, or taxes. The Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. There is no assurance that the Portfolio, even if the Portfolio has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Portfolio’s total return in excess of that of the Portfolio’s benchmark between reporting periods or 2) the Portfolio’s total return in excess of the Portfolio’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Portfolio’s performance as compared to one or more previous reporting periods. Historical performance for the Portfolio or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

The following table discloses the inception dates of the Portfolio and its share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Class M	Administrative Class	Advisor Class	Diversification Status
PIMCO Income Portfolio	04/29/16	04/29/16	—	04/29/16	04/29/16	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”),

4	PIMCO VARIABLE INSURANCE TRUST

any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

SEC rules allow shareholder reports to be delivered to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Investors may elect to receive all future reports in paper free of charge by contacting their insurance company. Any election to receive reports in paper will apply to all portfolio companies available under the investor’s contract at the insurance company.

In May 2022, the SEC proposed amendments to a current rule governing portfolio naming conventions. In general, the current rule requires portfolios with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The proposed amendments would expand the scope of the current rule in a number of ways that would result in an expansion of the types of portfolio names that would require the portfolio to adopt an 80% investment policy under the rule. Additionally, the proposed amendments would modify the circumstances under which a portfolio may deviate from its 80% investment policy and address the use and valuation of derivatives instruments for purposes of the rule. The proposal’s impact on the Portfolio will not be known unless and until any final rulemaking is adopted.

In May 2022, the SEC proposed a framework that would require certain registered portfolios (such as the Portfolio) to disclose their environmental, social, and governance (“ESG”) investing practices. Among other things, the proposed requirements would mandate that portfolios meeting three pre-defined classifications (i.e., integrated, ESG focused and/or impact funds) provide prospectus and shareholder report disclosure related to the ESG factors, criteria and processes used in managing the portfolio. The proposal’s impact on the Portfolio will not be known unless and until any final rulemaking is adopted.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will impact the disclosures provided to shareholders. The rule amendments are effective as of January 24, 2023, but the SEC is providing an 18-month compliance period following the effective date for such amendments other than those addressing fee and expense information in advertisements that might be materially misleading.

In November 2022, the SEC proposed rule amendments which, among other things, would require funds to adopt swing pricing in order to mitigate dilution of shareholders’ interests in a fund by requiring the adjustment of fund net asset value per share to pass on costs stemming from shareholder purchase or redemption activity. In addition the proposed rule would amend the liquidity rule framework. The proposal’s impact on the Portfolio will not be known unless and until any final rulemaking is adopted.

In November 2022, the SEC adopted amendments to Form N-PX under the Act to improve the utility to investors of proxy voting information reported by mutual funds, ETFs and certain other funds. The rule amendments will expand the scope of funds’ Form N-PX reporting obligations, subject managers to Form N-PX reporting obligations for “Say on Pay” votes, enhance Form N-PX disclosures, permit joint

SEMIANNUAL REPORT	|	JUNE 30, 2023	5

Important Information About the PIMCO Income Portfolio	(Cont.)

reporting by funds, managers and affiliated managers on Form N-PX; and require website availability of fund proxy voting records. The amendments will become effective on July 1, 2024. Funds and managers will be required to file their first reports covering the period from July 1, 2023 to June 30, 2024 on amended Form N-PX by August 31, 2024.

6	PIMCO VARIABLE INSURANCE TRUST

PIMCO Income Portfolio

Cumulative Returns Through June 30, 2023

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown as of June 30, 2023†§

U.S. Government Agencies	36.2%

Asset-Backed Securities	18.1%

U.S. Treasury Obligations	13.1%

Non-Agency Mortgage-Backed Securities	11.9%

Corporate Bonds & Notes	9.8%

Short-Term Instruments‡	5.6%

Loan Participations and Assignments	3.0%

Sovereign Issues	1.8%

Other	0.5%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended June 30, 2023

	6 Months*	1 Year	5 Years	Inception≈
PIMCO Income Portfolio Institutional Class	3.30%	5.70%	2.68%	3.76%
PIMCO Income Portfolio Administrative Class	3.23%	5.54%	2.53%	3.60%
PIMCO Income Portfolio Advisor Class	3.17%	5.43%	2.42%	3.50%
Bloomberg U.S. Aggregate Index±	2.09%	(0.94)%	0.77%	0.69%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

≈ For class inception dates please refer to the Important Information.

Average annual total return since 4/29/2016.

± Bloomberg U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

It is not possible to invest directly in an unmanaged index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the prices of individual positions (which may be sourced from different pricing vendors or other sources) used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via (888) 87-PIMCO.

The Portfolio’s total annual operating expense ratio, as stated in the Portfolio’s currently-effective prospectus (as of the date of this report), were 0.67% for Institutional Class shares, 0.82% for Administrative Class shares, and 0.92% for Advisor Class shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO Income Portfolio seeks to maximize current income, with long-term capital appreciation as a secondary objective, by investing under normal circumstances at least 65% of its total assets in a multi-sector portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public-or private-sector entities. The Portfolio will seek to maintain a high and consistent level of dividend income by investing in a broad array of fixed income sectors and utilizing strategies that seek to optimize portfolio income (i.e., strategies that prioritize current income over total return). The capital appreciation sought by the Portfolio generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current prospectus for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance (on a gross basis) during the reporting period:

»	Long exposure to U.S. cash rates contributed to performance, as the 3-month Secured Overnight Financial Rate rose.

»	Long exposure to the investment grade corporate credit sector contributed to performance, as the sector posted total positive returns.

»	Long exposure to the high yield corporate credit sector contributed to performance, as the sector posted positive total returns.

»	Long exposure to U.S. duration detracted from performance, as interest rates rose across the front-end and intermediate portions and declined across the long-end of the U.S. yield curve.

»	Short exposure to Japanese duration detracted from performance, as the Japanese yield curve shifted downwards and interest rates fell in the intermediate- and long-end portions of the Japanese sovereign curve.

»	Long exposure to the Japanese yen detracted from performance, as the currency depreciated versus the U.S. dollar.

SEMIANNUAL REPORT	|	JUNE 30, 2023	7

Expense Example PIMCO Income Portfolio

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held from January 1, 2023 to June 30, 2023 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)	Expenses Paid During Period*	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$1,033.00	$3.78	$1,000.00	$1,021.08	$3.76	0.75%
Administrative Class	1,000.00	1,032.30	4.54	1,000.00	1,020.33	4.51	0.90
Advisor Class	1,000.00	1,031.70	5.04	1,000.00	1,019.84	5.01	1.00

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

8	PIMCO VARIABLE INSURANCE TRUST

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL REPORT	|	JUNE 30, 2023	9

Financial Highlights	PIMCO Income Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Total
Institutional Class

01/01/2023 - 06/30/2023+	$9.69	$0.24	$0.08	$0.32	$(0.26)	$0.00	$(0.26)

12/31/2022	10.90	0.37	(1.19)	(0.82)	(0.39)	0.00	(0.39)

12/31/2021	11.01	0.38	(0.16)	0.22	(0.33)	0.00	(0.33)

12/31/2020	10.87	0.38	0.30	0.68	(0.51)	(0.03)	(0.54)

12/31/2019	10.37	0.44	0.45	0.89	(0.39)	0.00	(0.39)

12/31/2018	10.74	0.45	(0.40)	0.05	(0.35)	(0.07)	(0.42)
Administrative Class

01/01/2023 - 06/30/2023+	9.69	0.23	0.08	0.31	(0.25)	0.00	(0.25)

12/31/2022	10.90	0.35	(1.19)	(0.84)	(0.37)	0.00	(0.37)

12/31/2021	11.01	0.33	(0.12)	0.21	(0.32)	0.00	(0.32)

12/31/2020	10.87	0.36	0.31	0.67	(0.50)	(0.03)	(0.53)

12/31/2019	10.37	0.43	0.45	0.88	(0.38)	0.00	(0.38)

12/31/2018	10.74	0.40	(0.37)	0.03	(0.33)	(0.07)	(0.40)
Advisor Class

01/01/2023 - 06/30/2023+	9.69	0.22	0.09	0.31	(0.25)	0.00	(0.25)

12/31/2022	10.90	0.34	(1.19)	(0.85)	(0.36)	0.00	(0.36)

12/31/2021	11.01	0.32	(0.12)	0.20	(0.31)	0.00	(0.31)

12/31/2020	10.87	0.35	0.31	0.66	(0.49)	(0.03)	(0.52)

12/31/2019	10.37	0.42	0.45	0.87	(0.37)	0.00	(0.37)

12/31/2018	10.74	0.39	(0.37)	0.02	(0.32)	(0.07)	(0.39)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio. Additionally, excludes initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets

Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.75	3.30%	$49,427	0.75	%*	0.75	%*	0.65	%*	0.65	%*	4.98	%*	260%

9.69	(7.55)	41,664	0.67		0.67		0.65		0.65		3.67		326

10.90	2.05	46,699	0.67		0.67		0.66		0.66		3.45		329

11.01	6.67	4,454	0.69		0.69		0.66		0.66		3.59		390

10.87	8.73	1,503	0.82		0.82		0.65		0.65		4.14		267

10.37	0.54	1,382	0.89		0.89		0.65		0.65		4.29		188

9.75	3.23	224,951	0.90	*	0.90	*	0.80	*	0.80	*	4.80	*	260

9.69	(7.69)	204,943	0.82		0.82		0.80		0.80		3.53		326

10.90	1.90	194,511	0.82		0.82		0.81		0.81		2.99		329

11.01	6.51	159,538	0.84		0.84		0.81		0.81		3.40		390

10.87	8.57	141,089	0.97		0.97		0.80		0.80		4.00		267

10.37	0.39	96,244	1.04		1.04		0.80		0.80		3.83		188

9.75	3.17	209,745	1.00	*	1.00	*	0.90	*	0.90	*	4.57	*	260

9.69	(7.79)	274,211	0.92		0.92		0.90		0.90		3.39		326

10.90	1.80	321,456	0.92		0.92		0.91		0.91		2.90		329

11.01	6.41	217,730	0.94		0.94		0.91		0.91		3.30		390

10.87	8.46	207,647	1.07		1.07		0.90		0.90		3.89		267

10.37	0.29	181,869	1.14		1.14		0.90		0.90		3.73		188

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	11

Statement of Assets and Liabilities	PIMCO Income Portfolio	June 30, 2023	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$660,549
Investments in Affiliates	37,318
Financial Derivative Instruments
Exchange-traded or centrally cleared	803
Over the counter	2,428
Deposits with counterparty	6,891
Foreign currency, at value	1,081
Receivable for investments sold	2,072
Receivable for investments sold on a delayed-delivery basis	96
Receivable for TBA investments sold	271,913
Receivable for Portfolio shares sold	358
Interest and/or dividends receivable	3,070
Dividends receivable from Affiliates	153
Total Assets	986,732

Liabilities:

Borrowings & Other Financing Transactions
Payable for short sales	$6,652
Financial Derivative Instruments
Exchange-traded or centrally cleared	982
Over the counter	2,408
Payable for investments purchased	622
Payable for investments in Affiliates purchased	153
Payable for TBA investments purchased	487,682
Deposits from counterparty	1,384
Payable for Portfolio shares redeemed	2,317
Overdraft due to custodian	63
Accrued investment advisory fees	105
Accrued supervisory and administrative fees	167
Accrued distribution fees	45
Accrued servicing fees	29
Total Liabilities	502,609

Net Assets	$484,123

Net Assets Consist of:

Paid in capital	$525,378
Distributable earnings (accumulated loss)	(41,255)

Net Assets	$484,123

Net Assets:

Institutional Class	$49,427
Administrative Class	224,951
Advisor Class	209,745

Shares Issued and Outstanding:

Institutional Class	5,071
Administrative Class	23,079
Advisor Class	21,519

Net Asset Value Per Share Outstanding(a):

Institutional Class	$9.75
Administrative Class	9.75
Advisor Class	9.75

Cost of investments in securities	$694,907
Cost of investments in Affiliates	$37,281
Cost of foreign currency held	$1,083
Proceeds received on short sales	$6,712
Cost or premiums of financial derivative instruments, net	$(2,704)

* Includes repurchase agreements of:	$971

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Income Portfolio

Six Months Ended June 30, 2023 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$12,565
Dividends	1
Dividends from Investments in Affiliates	1,270
Total Income	13,836

Expenses:

Investment advisory fees	613
Supervisory and administrative fees	982
Distribution and/or servicing fees - Administrative Class	164
Distribution and/or servicing fees - Advisor Class	285
Trustee fees	10
Interest expense	246
Total Expenses	2,300
Waiver and/or Reimbursement by PIMCO	(0)
Net Expenses	2,300

Net Investment Income (Loss)	11,536

Net Realized Gain (Loss):

Investments in securities	(13,792)
Investments in Affiliates	40
Exchange-traded or centrally cleared financial derivative instruments	4,425
Over the counter financial derivative instruments	1,003
Foreign currency	(910)

Net Realized Gain (Loss)	(9,234)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	13,214
Investments in Affiliates	8
Exchange-traded or centrally cleared financial derivative instruments	(2,795)
Over the counter financial derivative instruments	1,232
Foreign currency assets and liabilities	284

Net Change in Unrealized Appreciation (Depreciation)	11,943

Net Increase (Decrease) in Net Assets Resulting from Operations	$14,245

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	13

Statements of Changes in Net Assets	PIMCO Income Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$11,536	$17,350
Net realized gain (loss)	(9,234)	(8,672)
Net change in unrealized appreciation (depreciation)	11,943	(50,789)

Net Increase (Decrease) in Net Assets Resulting from Operations	14,245	(42,111)

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(1,201)	(1,320)
Administrative Class	(5,635)	(6,756)
Advisor Class	(5,619)	(10,360)

Total Distributions(a)	(12,455)	(18,436)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions*	(38,485)	18,699

Total Increase (Decrease) in Net Assets	(36,695)	(41,848)

Net Assets:

Beginning of period	520,818	562,666
End of period	$484,123	$520,818

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Income Portfolio	June 30, 2023	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 136.5%

LOAN PARTICIPATIONS AND ASSIGNMENTS 4.3%

AmSurg LLC
0.500% - 11.000% (PRIME + 2.750%) due 07/20/2026 «~		$578	$579

Carnival Corp.
8.217% due 06/30/2025		970	970

Emerald TopCo, Inc.
8.584% due 07/24/2026		15	15

Envision Healthcare Corp.
16.070% due 04/29/2027		3,464	4,131
16.695% due 04/28/2028 «		809	596

Intelsat Jackson Holdings SA
9.443% due 02/01/2029		521	519

Lealand Finance Co. BV
8.217% due 06/28/2024		6	5

Lealand Finance Co. BV (6.193% Cash and 3.000% PIK)
9.193% (LIBOR01M + 1.000%) due 06/30/2025 ~(a)		14	8

Market Bidco Ltd.
8.073% (EUR003M + 4.750%) due 11/04/2027 ~	EUR	1,545	1,451

Poseidon Bidco SASU
8.848% (EUR003M + 5.250%) due 07/14/2028 «~		2,400	2,567

PUG LLC
8.717% (LIBOR01M + 3.500%) due 02/12/2027 ~		$19	17

SCUR-Alpha 1503 GmbH
10.602% due 03/28/2030		1,297	1,230

Softbank Vision Fund
5.000% due 12/21/2025 «		2,317	2,169

Sotera Health Holdings LLC
8.023% (LIBOR03M + 2.750%) due 12/11/2026 ~		76	75

SS&C European Holdings SARL
6.967% due 04/16/2025		55	56

SS&C Technologies, Inc.
6.967% due 04/16/2025		66	66

Syniverse Holdings, Inc.
12.242% due 05/13/2027		933	858

TransDigm, Inc.
8.492% due 02/22/2027		745	746
8.492% due 08/24/2028		3,041	3,043

U.S. Renal Care, Inc.
10.193% (LIBOR01M + 5.000%) due 06/26/2026 ~		142	67

Westmoreland Mining Holdings LLC
8.000% due 03/15/2029		21	15

Windstream Services LLC
11.452% due 09/21/2027		1,648	1,543

Total Loan Participations and Assignments (Cost $20,340)			20,726

CORPORATE BONDS & NOTES 14.2%

BANKING & FINANCE 6.5%

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		1,970	1,663

Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026	EUR	1,515	1,472

Banco de Credito del Peru SA
4.650% due 09/17/2024	PEN	400	106

Barclays PLC
6.224% due 05/09/2034 •		$754	751
7.437% due 11/02/2033 •		2,438	2,639

Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026		560	171
5.125% due 01/17/2025		600	264

Credit Suisse AG
5.464% (SOFRRATE + 0.390%) due 02/02/2024 ~		250	248
7.500% due 02/15/2028		1,000	1,063

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Suisse AG AT1 Claim ^		$2,845	$114

Deutsche Bank AG
3.547% due 09/18/2031 •		700	582
6.720% due 01/18/2029 •		400	401

EPR Properties
4.750% due 12/15/2026		5	5
4.950% due 04/15/2028		10	9

GLP Capital LP
4.000% due 01/15/2031		1,485	1,285
5.250% due 06/01/2025		15	15
5.300% due 01/15/2029		66	63

HSBC Holdings PLC
2.848% due 06/04/2031 •		1,640	1,362
3.973% due 05/22/2030 •		200	180
5.402% due 08/11/2033 •		3,300	3,228

Morgan Stanley
0.000% due 04/02/2032 þ(i)		300	187

NatWest Group PLC
4.445% due 05/08/2030 •		400	368
4.892% due 05/18/2029 •		200	190
5.076% due 01/27/2030 •		200	191

Nissan Motor Acceptance Co. LLC
2.000% due 03/09/2026		1,500	1,313

Park Aerospace Holdings Ltd.
5.500% due 02/15/2024		6	6

Societe Generale SA
6.446% due 01/10/2029 •		2,600	2,607
6.691% due 01/10/2034 •		2,400	2,445

UBS Group AG
2.125% due 10/13/2026 •	EUR	200	203
3.091% due 05/14/2032 •		$520	421
4.177% (EUR003M + 1.000%) due 01/16/2026 ~	EUR	100	107
5.959% due 01/12/2034 •		$4,424	4,404
6.373% due 07/15/2026 •		500	497
6.442% due 08/11/2028 •		300	301
6.537% due 08/12/2033 •		500	513

UniCredit SpA
7.830% due 12/04/2023		1,490	1,499

Uniti Group LP
10.500% due 02/15/2028		473	470

			31,343

INDUSTRIALS 4.7%

American Airlines Pass-Through Trust
3.350% due 04/15/2031		15	13
4.000% due 01/15/2027		413	373

British Airways Pass-Through Trust
4.625% due 12/20/2025		91	90

Broadcom, Inc.
3.469% due 04/15/2034		1,066	875

Carvana Co.
5.500% due 04/15/2027		663	444
10.250% due 05/01/2030		2,320	1,830

Cellnex Finance Co. SA
3.875% due 07/07/2041		2,230	1,636

Charter Communications Operating LLC
3.900% due 06/01/2052		1,100	721

Community Health Systems, Inc.
5.625% due 03/15/2027		1,401	1,236
8.000% due 03/15/2026		246	240

CVS Pass-Through Trust
5.789% due 01/10/2026		108	106

DISH DBS Corp.
5.750% due 12/01/2028		2,630	1,961

Energy Transfer LP
4.950% due 05/15/2028		9	9

Exela Intermediate LLC
11.500% due 07/15/2026		32	3

Gazprom PJSC Via Gaz Capital SA
2.949% due 01/24/2024	EUR	640	590

Intelsat Jackson Holdings SA
6.500% due 03/15/2030		$2,104	1,921

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Market Bidco Finco PLC
4.750% due 11/04/2027	EUR	900	$793

Mitchells & Butlers Finance PLC
6.013% due 12/15/2030	GBP	10	11

Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(b)		$385	14
5.500% due 04/12/2037 ^(b)		382	15
6.000% due 05/16/2024 ^(b)		141	5
6.000% due 11/15/2026 ^(b)		63	2
9.750% due 05/17/2035 ^(b)		100	4

Petroleos Mexicanos
6.700% due 02/16/2032		3,081	2,345

Prosus NV
2.778% due 01/19/2034	EUR	2,456	1,978

Topaz Solar Farms LLC
4.875% due 09/30/2039		$28	26
5.750% due 09/30/2039		199	195

U.S. Renal Care, Inc.
10.625% due 07/15/2027		38	10

United Airlines Pass-Through Trust
4.150% due 10/11/2025		3	3
5.875% due 04/15/2029		2,492	2,474

Valaris Ltd.
8.375% due 04/30/2030		5	5

Viking Cruises Ltd.
13.000% due 05/15/2025		2,536	2,665

			22,593

UTILITIES 3.0%

Gazprom PJSC via Gaz Finance PLC
2.950% due 01/27/2029		1,500	937

Pacific Gas & Electric Co.
3.150% due 01/01/2026		2,072	1,924
3.250% due 06/01/2031		3,895	3,171
3.300% due 03/15/2027		90	82
3.400% due 08/15/2024		159	154
3.750% due 08/15/2042		8	5
4.000% due 12/01/2046		3	2
4.200% due 03/01/2029		1,100	989
4.250% due 03/15/2046		8	6
4.300% due 03/15/2045		2,026	1,449
4.450% due 04/15/2042		5	4
4.500% due 12/15/2041		11	8
4.550% due 07/01/2030		1,259	1,140
4.950% due 07/01/2050		656	516

Sprint LLC
7.625% due 03/01/2026		18	19
7.875% due 09/15/2023		4,168	4,182

			14,588

Total Corporate Bonds & Notes (Cost $77,552)			68,524

MUNICIPAL BONDS & NOTES 0.0%

ILLINOIS 0.0%

Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035		37	38
6.725% due 04/01/2035		9	10

State of Illinois
7.350% due 07/01/2035		9	10

			58

PUERTO RICO 0.0%

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043		41	21

Total Municipal Bonds & Notes (Cost $82)			79

U.S. GOVERNMENT AGENCIES 52.1%

Fannie Mae
4.000% due 10/01/2042 - 01/01/2043		12	11

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	15

Schedule of Investments	PIMCO Income Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 06/01/2053	$735	$721
5.500% due 11/01/2052	269	268

Fannie Mae, TBA
6.000% due 08/01/2053	15,100	15,231
6.500% due 07/01/2053 - 08/01/2053	15,000	15,308

Freddie Mac
3.000% due 06/01/2046 - 01/01/2049	2,183	1,957
4.000% due 08/01/2042 - 12/01/2042	555	529
5.000% due 04/01/2053 - 06/01/2053	5,331	5,228
5.500% due 01/01/2053	440	439
6.500% due 07/01/2053	300	307

Ginnie Mae
2.500% due 04/20/2052	462	401
5.099% due 09/20/2066 ~	200	203

Ginnie Mae, TBA
3.500% due 08/01/2053	3,200	2,957
4.000% due 08/01/2053	800	758
4.500% due 08/01/2053	2,300	2,221
5.000% due 07/01/2053	2,000	1,966

Uniform Mortgage-Backed Security
3.000% due 08/01/2027 - 02/01/2034	290	273
3.500% due 07/01/2052	47	43
4.000% due 08/01/2042 - 07/01/2050	2,208	2,104
4.500% due 10/01/2050	1,578	1,543
5.500% due 01/01/2053	580	578
6.000% due 11/01/2052 - 01/01/2053	11,477	11,588
6.500% due 01/01/2053	5,000	5,109

Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2038 - 08/01/2053	15,800	13,944
3.500% due 08/01/2053	38,000	34,668
4.000% due 08/01/2053	46,100	43,303
4.500% due 08/01/2053	13,500	12,986
5.000% due 08/01/2053	27,900	27,344
5.500% due 07/01/2053 - 08/01/2053	27,900	27,763
6.000% due 07/01/2053	22,400	22,600

Total U.S. Government Agencies (Cost $253,918)		252,351

U.S. TREASURY OBLIGATIONS 18.8%

U.S. Treasury Bonds
2.875% due 11/15/2046	1,400	1,155
3.000% due 08/15/2048	10	8
3.000% due 02/15/2049	500	423

U.S. Treasury Inflation Protected Securities (g)
0.125% due 07/15/2024	7,909	7,673
0.125% due 10/15/2024	5,558	5,361
0.125% due 04/15/2025	998	950
0.125% due 07/15/2030	1,775	1,592
0.125% due 01/15/2031	117	104
0.125% due 07/15/2031	3,000	2,661
0.125% due 02/15/2051	1,864	1,246
0.250% due 01/15/2025	2,626	2,518
0.250% due 07/15/2029	3,703	3,382
0.250% due 02/15/2050	708	496
0.375% due 07/15/2023	4,524	4,521
0.375% due 01/15/2027	212	199
0.375% due 07/15/2027	62	58
0.500% due 04/15/2024	4,559	4,449
0.625% due 01/15/2024	8,166	8,028
0.625% due 07/15/2032	4,281	3,937
0.750% due 07/15/2028	859	815
0.750% due 02/15/2042	134	114
0.750% due 02/15/2045	773	639
0.875% due 01/15/2029	2,267	2,147
0.875% due 02/15/2047	880	739
1.000% due 02/15/2046	256	222
1.000% due 02/15/2048	861	742
1.000% due 02/15/2049	2,050	1,765
1.375% due 02/15/2044	130	123

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

U.S. Treasury Notes
0.375% due 09/30/2027 (n)		$340	$289
0.500% due 10/31/2027		300	256
0.625% due 11/30/2027		4,140	3,546
0.625% due 12/31/2027		1,750	1,496
0.750% due 01/31/2028 (n)		1,600	1,373
2.250% due 12/31/2023 (n)		7,630	7,517
2.500% due 05/15/2024 (l)(n)		4,000	3,900
2.500% due 01/31/2025 (n)		13,800	13,247
2.625% due 01/31/2026 (l)		3,500	3,331

Total U.S. Treasury Obligations (Cost $97,064)			91,022

NON-AGENCY MORTGAGE-BACKED SECURITIES 17.2%

American Home Mortgage Investment Trust
7.100% due 06/25/2036 þ		6,155	1,044

Bear Stearns ALT-A Trust
5.470% due 06/25/2046 ^•		3,488	3,009

Bridgepoint CLO DAC
6.716% due 10/16/2062 •	GBP	8,737	11,083

BX Trust
7.213% due 05/15/2030 •		$3,365	3,293

Chase Mortgage Finance Trust
3.500% due 06/25/2062		5,008	4,494
3.883% due 12/25/2035 ^~		293	268

CIM Trust
5.000% due 05/25/2062		4,608	4,464

CitiMortgage Alternative Loan Trust
6.000% due 03/25/2037 •		1,443	1,292

Countrywide Alternative Loan Trust
5.470% due 11/25/2036 •		4,540	3,743
6.500% due 09/25/2037 ^		8,793	3,614

Credit Suisse Mortgage Capital Certificates
3.519% due 11/30/2037 ~		7,560	6,941

Ellington Financial Mortgage Trust
5.900% due 09/25/2067 þ		4,858	4,799

Eurosail PLC
5.940% due 06/13/2045 •	GBP	775	974

Extended Stay America Trust
6.274% due 07/15/2038 •		$4,819	4,729

Grifonas Finance PLC
3.513% due 08/28/2039 •	EUR	687	714

HarborView Mortgage Loan Trust
5.626% due 03/19/2036 ^•		$42	38

Hilton Orlando Trust
6.743% due 12/15/2034 •		1,400	1,377

Legacy Mortgage Asset Trust
6.928% due 01/28/2070 •		444	445

LUXE Commercial Mortgage Trust
6.943% due 10/15/2038 •		5,081	4,964

MASTR Adjustable Rate Mortgages Trust
6.250% due 09/25/2037 •		11,500	4,997

MFA Trust
4.400% due 03/25/2068		4,512	4,261

Morgan Stanley Capital Trust
7.571% due 12/15/2038 •		2,645	2,475
8.270% due 12/15/2038 •		1,682	1,536

OBX Trust
6.000% due 04/25/2048 •		64	63

Precise Mortgage Funding PLC
6.004% due 03/12/2055 •	GBP	559	711

RBSSP Resecuritization Trust
3.768% due 12/26/2036 ~		$396	374

SFO Commercial Mortgage Trust
8.093% due 05/15/2038 •		2,400	1,758

Stratton Mortgage Funding PLC
7.365% due 03/12/2052 •	GBP	1,200	1,496

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		$2,933	2,698

WaMu Mortgage Pass-Through Certificates Trust
4.016% due 03/25/2033 ~		37	35

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Washington Mutual Mortgage Pass-Through Certificates Trust
4.826% due 10/25/2046 •	$1,982	$1,626

Total Non-Agency Mortgage-Backed Securities (Cost $88,180)		83,315

ASSET-BACKED SECURITIES 26.1%

Aegis Asset-Backed Securities Trust
5.320% due 01/25/2037 •	3,436	2,612

ALESCO Preferred Funding Ltd.
6.020% due 12/23/2034 •	179	176

Ameriquest Mortgage Securities Trust
5.660% due 04/25/2036 •	262	260

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
6.245% due 09/25/2034 •	1,815	1,620

Argent Securities Trust
5.630% due 07/25/2036 •	14,131	3,739

Asset-Backed Funding Certificates Trust
5.430% due 11/25/2036 •	3,870	2,290

Asset-Backed Securities Corp. Home Equity Loan Trust
6.125% due 06/25/2035 •	11,000	9,271

Bear Stearns Asset-Backed Securities Trust
5.240% due 12/25/2034 •	7,167	6,936
5.885% due 09/25/2035 •	579	576

Citigroup Mortgage Loan Trust
5.410% due 03/25/2037 •	18	16
5.470% due 12/25/2036 •	1,343	755
5.670% due 03/25/2036 •	1,995	1,782
5.840% due 10/25/2035 ^•	500	447
5.885% due 09/25/2035 ^•	1,095	1,081

Countrywide Asset-Backed Certificates Trust
4.225% due 05/25/2036 •	9,800	9,306
5.290% due 04/25/2047 •	1,151	1,096
5.290% due 06/25/2047 •	910	837
5.370% due 05/25/2037 •	1,449	1,376
5.370% due 06/25/2037 •	955	915
5.370% due 06/25/2047 •	554	527
5.430% due 05/25/2037 ^•	1,069	986
5.585% due 01/25/2045 ^•	1,023	910

EFS Volunteer LLC
6.105% due 10/25/2035 •	165	165

First Franklin Mortgage Loan Trust
5.270% due 12/25/2036 •	437	409

GSAMP Trust
5.795% due 11/25/2035 ^•	2,345	2,043
6.050% due 11/25/2035 •	1,827	1,710

Home Equity Mortgage Loan Asset-Backed Trust
5.370% due 04/25/2037 •	1,644	1,226
5.750% due 03/25/2036 •	4,292	3,753

HSI Asset Securitization Corp. Trust
5.290% due 01/25/2037 •	2,537	1,905
5.370% due 12/25/2036 •	991	269

IXIS Real Estate Capital Trust
5.450% due 01/25/2037 •	3,532	1,284

LCCM Trust
6.711% due 11/15/2038 •	4,000	3,955

Long Beach Mortgage Loan Trust
5.450% due 11/25/2036 •	456	328

MASTR Asset-Backed Securities Trust
5.320% due 10/25/2036 «•	4	4

Merrill Lynch Mortgage Investors Trust
5.290% due 04/25/2047 •	4,809	2,004

Morgan Stanley ABS Capital, Inc. Trust
5.220% due 10/25/2036 •	2,053	1,081
5.230% due 11/25/2036 •	4,156	2,285
5.690% due 12/25/2034 •	1,002	879
5.690% due 03/25/2036 •	869	833
5.750% due 12/25/2034 •	754	658

New Century Home Equity Loan Trust
6.080% due 11/25/2034 •	8,637	8,261

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.300% due 07/25/2036 •	529	477

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NovaStar Mortgage Funding Trust
5.690% due 05/25/2036 •		$4,400	$4,117

Option One Mortgage Loan Trust
5.370% due 04/25/2037 •		1,212	864
5.690% due 01/25/2036 •		5,000	4,461

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.200% due 09/25/2034 •		1,000	985

PRET LLC
1.868% due 07/25/2051 þ		4,064	3,727

RAAC Trust
5.840% due 11/25/2036 •		52	52

Renaissance Home Equity Loan Trust
5.285% due 01/25/2037 þ		4,629	1,610

Residential Asset Mortgage Products Trust
6.275% due 06/25/2035 •		2,600	2,465

Residential Asset Securities Corp. Trust
5.750% due 02/25/2036 •		389	381
5.830% due 05/25/2037 •		227	222
5.855% due 10/25/2035 •		2,000	1,649

Saxon Asset Securities Trust
6.125% due 12/26/2034 •		629	528
6.900% due 12/25/2037 •		869	793

SLM Private Credit Student Loan Trust
5.882% due 06/15/2039 •		2,237	2,150

SMB Private Education Loan Trust
6.517% due 02/16/2055 •		4,052	4,018

Soundview Home Loan Trust
5.260% due 02/25/2037 •		1,066	303
5.555% due 12/25/2036 •		1,769	1,719
5.900% due 01/25/2035 •		5,103	4,588
6.125% due 11/25/2035 •		1,988	1,907

Structured Asset Securities Corp.
5.855% due 02/25/2035 •		936	894

Structured Asset Securities Corp. Mortgage Loan Trust
5.285% due 07/25/2036 •		196	194
5.675% due 07/25/2036 •		1,032	954
5.750% due 01/25/2037 •		3,400	2,665
6.150% due 04/25/2031 •		4,114	4,009

Total Asset-Backed Securities (Cost $131,639)			126,298

SOVEREIGN ISSUES 2.6%

Argentina Government International Bond
0.500% due 07/09/2030 þ		1,437	417
1.000% due 07/09/2029		125	41
1.500% due 07/09/2035 þ		1,606	474
3.500% due 07/09/2041 þ		5,071	1,633
3.875% due 01/09/2038 þ		82	29
15.500% due 10/17/2026	ARS	9,026	4

Autonomous City of Buenos Aires
95.317% (BADLARPP + 3.250%) due 03/29/2024 ~		12,737	26
95.645% (BADLARPP + 3.750%) due 02/22/2028 ~		6,357	13

Peru Government International Bond
5.400% due 08/12/2034	PEN	71	17
6.150% due 08/12/2032		27	7
6.950% due 08/12/2031		20	6

Provincia de Buenos Aires
88.734% due 04/12/2025	ARS	1,788	3

Romania Government International Bond
3.750% due 02/07/2034	EUR	760	672

Russia Government International Bond
4.250% due 06/23/2027 ^(b)		$600	261
4.750% due 05/27/2026 ^(b)		1,000	505
5.100% due 03/28/2035 ^(b)		400	178
5.250% due 06/23/2047 ^«(b)		1,400	84
5.250% due 06/23/2047 ^(b)		200	89
5.625% due 04/04/2042 ^(b)		2,000	1,363
7.150% due 11/12/2025 ^(b)	RUB	88,624	518
7.500% due 03/31/2030 ^(b)		$53	35
7.950% due 10/07/2026 ^(b)	RUB	34,532	202
12.750% due 06/24/2028 ^(b)		$192	190

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

South Africa Government International Bond
10.500% due 12/21/2026	ZAR	70,900	$3,913

Turkey Government International Bond
4.250% due 03/13/2025		$800	748
5.250% due 03/13/2030		600	494
7.625% due 04/26/2029		700	662

Venezuela Government International Bond
7.000% due 03/31/2038 ^(b)		43	4
7.650% due 04/21/2025 ^(b)		105	9
8.250% due 10/13/2024 ^(b)		157	15
9.250% due 09/15/2027 ^(b)		143	13
9.250% due 05/07/2028 ^(b)		83	7
11.750% due 10/21/2026 ^(b)		10	1
11.950% due 08/05/2031 ^(b)		300	28

Total Sovereign Issues (Cost $17,705)			12,661

		SHARES
COMMON STOCKS 0.4%

COMMUNICATION SERVICES 0.1%

Clear Channel Outdoor Holdings, Inc. (c)		133,771	183

iHeartMedia, Inc. ‘A’ (c)		31,404	115

iHeartMedia, Inc. ‘B’ «(c)		24,427	80

			378

FINANCIALS 0.1%

Intelsat Emergence SA «(c)(i)		28,493	655

INDUSTRIALS 0.2%

Neiman Marcus Group Ltd. LLC «(c)(i)		5,701	866

Westmoreland Mining Holdings «(c)(i)		237	3

Westmoreland Mining Holdings «(c)		240	2

			871

Total Common Stocks (Cost $3,924)			1,904

RIGHTS 0.0%

FINANCIALS 0.0%

Intelsat Jackson Holdings SA «(c)		3,126	15

Total Rights (Cost $0)			15

WARRANTS 0.0%

FINANCIALS 0.0%

Intelsat Emergence SA - Exp. 02/17/2027 «		398	1

Intelsat Jackson Holdings SA - Exp. 12/05/2025 «		2,969	21

			22

INFORMATION TECHNOLOGY 0.0%

Windstream Holdings LLC - Exp. 9/21/2055 «		1,684	26

Total Warrants (Cost $138)			48

PREFERRED SECURITIES 0.4%

FINANCIALS 0.4%

Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 þ(h)		1,669,650	1,694

Total Preferred Securities (Cost $2,470)			1,694

		SHARES	MARKET VALUE (000S)
REAL ESTATE INVESTMENT TRUSTS 0.0%

REAL ESTATE 0.0%

CBL & Associates Properties, Inc.		176	$4

Uniti Group, Inc.		1,155	5

Total Real Estate Investment Trusts (Cost $10)			9

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.4%

REPURCHASE AGREEMENTS (j) 0.2%
			971

ARGENTINA TREASURY BILLS 0.1%
(17.543)% due 10/18/2023 - 11/23/2023 (d)(e)	ARS	291,279	651

U.S. TREASURY BILLS 0.1%
5.206% due 09/14/2023 (e)(f)(n)		$284	281

Total Short-Term Instruments (Cost $1,885)			1,903

Total Investments in Securities (Cost $694,907)			660,549

		SHARES
INVESTMENTS IN AFFILIATES 7.7%

SHORT-TERM INSTRUMENTS 7.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.7%

PIMCO Short-Term Floating NAV Portfolio III		3,838,142	37,318

Total Short-Term Instruments (Cost $37,281)			37,318

Total Investments in Affiliates (Cost $37,281)			37,318

Total Investments 144.2% (Cost $732,188)			$697,867

Financial Derivative Instruments (k)(m) (0.0)% (Cost or Premiums, net $(2,704))			(159)

Other Assets and Liabilities, net (44.2)%			(213,585)

Net Assets 100.0%			$484,123

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	17

Schedule of Investments	PIMCO Income Portfolio	(Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Intelsat Emergence SA	06/19/2017 - 02/23/2022	$2,094	$655	0.13%
Morgan Stanley 0.000% due 04/02/2032	02/11/2020	263	187	0.04
Neiman Marcus Group Ltd. LLC	09/25/2020	183	866	0.18
Westmoreland Mining Holdings	03/26/2019	1	3	0.00

		$2,541	$1,711	0.35%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.400%	06/30/2023	07/03/2023	$971	U.S. Treasury Notes 4.625% due 06/30/2025	$(990)	$971	$971

Total Repurchase Agreements						$(990)	$971	$971

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.4)%
Ginnie Mae, TBA	2.500%	08/01/2053	$300	$(262)	$(260)
Uniform Mortgage-Backed Security, TBA	2.000	07/01/2053	3,200	(2,641)	(2,610)
Uniform Mortgage-Backed Security, TBA	5.500	07/01/2053	3,800	(3,809)	(3,782)

Total Short Sales (1.4)%				$(6,712)	$(6,652)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$971	$0	$0	$971	$(990)	$(19)

Total Borrowings and Other Financing Transactions	$971	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August 2023 Futures	$110.750	07/21/2023	2	$2	$0	$0
Put - CBOT U.S. Treasury 10-Year Note August 2023 Futures	111.500	07/21/2023	9	9	(4)	(3)
Call - CBOT U.S. Treasury 10-Year Note August 2023 Futures	113.750	07/21/2023	2	2	0	0
Call - CBOT U.S. Treasury 10-Year Note August 2023 Futures	115.500	07/21/2023	9	9	(3)	0
Put - CBOT U.S. Treasury 30-Year Bond August 2023 Futures	123.000	07/21/2023	3	3	(1)	(1)
Call - CBOT U.S. Treasury 30-Year Bond August 2023 Futures	131.000	07/21/2023	3	3	(2)	(1)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	96.063	12/15/2023	10	25	(21)	(2)
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.063	12/15/2023	10	25	(20)	(37)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	96.125	12/15/2023	10	25	(18)	(2)
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.125	12/15/2023	10	25	(19)	(38)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	96.375	12/15/2023	15	38	(31)	(3)
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.375	12/15/2023	15	38	(32)	(66)
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.500	12/15/2023	10	25	(9)	(47)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	10	25	(8)	(1)
Call - CME 3-Month SOFR Active Contract September 2023 Futures	96.000	09/15/2023	10	25	(17)	(1)
Put - CME 3-Month SOFR Active Contract September 2023 Futures	96.000	09/15/2023	10	25	(19)	(35)
Call - CME 3-Month SOFR Active Contract September 2023 Futures	96.188	09/15/2023	15	38	(29)	(1)
Put - CME 3-Month SOFR Active Contract September 2023 Futures	96.188	09/15/2023	15	38	(30)	(60)

Total Written Options					$(263)	$(298)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2023	75	$	15,251	$(223)	$0	$(3)
U.S. Treasury 5-Year Note September Futures	09/2023	27		2,892	(59)	0	0
U.S. Treasury 10-Year Note September Futures	09/2023	505		56,694	(551)	71	0

					$(833)	$71	$(3)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month SOFR Active Contract December Futures	03/2024	19	$	(4,495)	$127	$0	$(2)
3-Month SOFR Active Contract December Futures	03/2025	11		(2,639)	49	1	0
3-Month SOFR Active Contract December Futures	03/2026	11		(2,655)	36	0	0
3-Month SOFR Active Contract June Futures	09/2024	13		(3,095)	77	0	0
3-Month SOFR Active Contract June Futures	09/2025	10		(2,409)	37	1	0
3-Month SOFR Active Contract March Futures	06/2024	17		(4,033)	109	0	(1)
3-Month SOFR Active Contract March Futures	06/2025	9		(2,165)	36	1	0
3-Month SOFR Active Contract March Futures	06/2026	10		(2,415)	31	0	0
3-Month SOFR Active Contract September Futures	12/2024	12		(2,869)	62	1	0
3-Month SOFR Active Contract September Futures	12/2025	9		(2,170)	31	0	0
Australia Government 10-Year Bond September Futures	09/2023	34		(2,631)	13	32	0
Japan Government 10-Year Bond September Futures	09/2023	1		(1,029)	(4)	1	0
U.S. Treasury Long-Term Bond September Futures	09/2023	53		(6,726)	15	0	(40)
U.S. Treasury Ultra 10-Year Note September Futures	09/2023	29		(3,435)	42	0	(8)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2023	51		(6,947)	(80)	0	(64)

					$581	$37	$(115)

Total Futures Contracts					$(252)	$108	$(118)

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	19

Schedule of Investments	PIMCO Income Portfolio	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Airbus Finance BV	1.000%	Quarterly	06/20/2026	0.444%	EUR	1,800	$50	$(18)	$32	$1	$0
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.707	$	900	11	(4)	7	1	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.962		200	(1)	1	0	1	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2025	1.344		200	7	7	14	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2026	1.729		200	9	9	18	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	2.230		400	21	18	39	1	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.576		2,000	8	16	24	0	0

							$105	$29	$134	$4	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.EM-30 5-Year Index	1.000%	Quarterly	12/20/2023	$	1,445	$(34)	$40	$6	$4	$0
CDX.EM-31 5-Year Index	1.000	Quarterly	06/20/2024		430	(10)	12	2	1	0
CDX.EM-32 5-Year Index	1.000	Quarterly	12/20/2024		340	(10)	11	1	1	0
CDX.EM-34 5-Year Index	1.000	Quarterly	12/20/2025		828	(27)	0	(27)	2	0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026		6,164	(238)	93	(145)	14	0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027		600	(49)	24	(25)	1	0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028		1,400	(104)	38	(66)	4	0
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026		2,548	216	(94)	122	17	0
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026		1,078	59	(5)	54	8	0
CDX.HY-39 5-Year Index	5.000	Quarterly	12/20/2027		2,871	(4)	101	97	21	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028		15,700	144	96	240	21	0
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028		23,800	7	701	708	178	0

						$(50)	$1,017	$967	$272	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(5)	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	09/20/2033	GBP	3,300	$28	$239	$267	$27	$0
Pay	1-Day GBP-SONIO Compounded-OIS	1.060	Annual	02/21/2052		100	(1)	(60)	(61)	0	(1)
Pay	1-Day GBP-SONIO Compounded-OIS	1.101	Annual	02/21/2052		100	(1)	(59)	(60)	0	(1)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	3.250	Annual	09/20/2053		200	6	18	24	2	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.176	Annual	04/27/2027	JPY	180,000	0	0	0	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.020	Semi-Annual	09/20/2028		430,000	9	44	53	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/15/2029		4,351,000	210	403	613	16	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032		790,000	9	52	61	6	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		420,000	123	96	219	9	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.711	Annual	04/27/2042		50,000	0	14	14	1	0
Receive	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	08/02/2023	$	400	0	6	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	08/04/2023		56,600	0	798	798	26	0
Receive	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	09/06/2023		2,500	0	36	36	1	0
Pay	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	09/15/2023		3,000	0	(43)	(43)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	09/16/2023		15,000	0	(219)	(219)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	09/17/2023		800	0	(11)	(11)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	09/20/2023		1,300	0	(19)	(19)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.270	Semi-Annual	11/04/2023		56,600	(190)	(1,057)	(1,247)	0	(16)
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.088	Maturity	02/03/2024		1,700	(1)	(38)	(39)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	03/06/2024		2,500	(2)	(61)	(63)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	5.100	Annual	05/22/2024		194,940	(309)	(213)	(522)	53	0
Pay	1-Day USD-SOFR Compounded-OIS	5.400	Annual	06/06/2024		82,150	(61)	84	23	25	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2024		17,500	(553)	886	333	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	06/20/2024		3,100	(16)	(27)	(43)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.040	Annual	06/20/2024		1,700	(9)	(13)	(22)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.060	Annual	06/20/2024		6,800	(36)	(50)	(86)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.140	Annual	06/22/2024		3,900	(21)	(26)	(47)	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	12/18/2024		2,400	(87)	168	81	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024		20,400	(1)	484	483	0	(4)

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.350%	Annual	01/17/2025	$	10,200	$1	$238	$239	$0	$(3)
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.300	Semi-Annual	03/16/2025		1,700	(32)	125	93	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.300	Semi-Annual	03/18/2025		1,700	(32)	125	93	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.500	Annual	05/22/2025		100,490	(293)	(429)	(722)	18	0
Pay	1-Day USD-SOFR Compounded-OIS	4.900	Annual	06/06/2025		42,400	5	37	42	8	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.600	Annual	01/16/2026		8,000	102	293	395	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026		5,700	1	207	208	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	0.940	Semi-Annual	06/08/2026		1,100	0	102	102	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026		8,200	76	876	952	3	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2026		11,200	(915)	1,360	445	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2026		1,100	0	27	27	0	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026		12,400	114	(1,280)	(1,166)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	1.740	Semi-Annual	12/16/2026		400	(18)	54	36	0	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/11/2027		900	(1)	(83)	(84)	1	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027		1,000	(2)	(95)	(97)	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	01/20/2027		3,500	(1)	349	348	0	(2)
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.418	Semi-Annual	01/20/2027		500	0	(49)	(49)	0	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.550	Semi-Annual	01/20/2027		15,500	(36)	(1,408)	(1,444)	8	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	02/16/2027		1,100	(2)	(97)	(99)	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	02/17/2027		2,600	(1)	247	246	0	(1)
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/17/2027		10,200	(27)	(856)	(883)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	1.573	Annual	02/28/2027		700	(1)	(68)	(69)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027		1,200	(2)	(99)	(101)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		2,630	88	211	299	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.450	Annual	10/04/2027		1,790	0	137	137	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027		5,100	(37)	(247)	(284)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.955	Annual	10/04/2027		1,100	(8)	(50)	(58)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027		660	47	16	63	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		500	(1)	(4)	(5)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.235	Semi-Annual	05/12/2028		400	(1)	51	50	0	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028		3,213	(130)	(360)	(490)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/20/2028		1,300	(111)	225	114	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		29,180	204	672	876	0	(10)
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.265	Semi-Annual	09/28/2028		800	(1)	(98)	(99)	0	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028		3,066	60	(423)	(363)	2	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	01/12/2029		578	0	73	73	0	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	01/12/2029		2,100	(6)	(240)	(246)	1	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.518	Semi-Annual	01/20/2029		300	(1)	(37)	(38)	0	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/26/2029		500	(1)	(59)	(60)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		4,690	225	472	697	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029		1,866	115	88	203	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/10/2029		800	(71)	156	85	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/18/2029		800	(45)	152	107	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029		4,920	467	91	558	0	(4)
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/15/2030		2,800	(205)	562	357	0	(3)
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/12/2030		1,600	(145)	323	178	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030		900	(3)	(15)	(18)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030		800	(3)	(20)	(23)	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	03/10/2030		800	(74)	161	87	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.430	Semi-Annual	03/17/2030		800	(42)	160	118	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2030		24,800	(996)	4,840	3,844	0	(29)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		16,590	153	561	714	0	(18)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030		1,300	(5)	(12)	(17)	2	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030		719	4	124	128	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031		4,400	274	681	955	0	(5)
Pay(5)	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031		6,495	(498)	(827)	(1,325)	10	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	07/16/2031		800	(3)	136	133	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.405	Semi-Annual	09/07/2031		900	(4)	153	149	0	(2)
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	10/05/2031		600	(1)	(100)	(101)	1	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/15/2031		600	(1)	(98)	(99)	1	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.545	Semi-Annual	10/26/2031		400	(1)	(64)	(65)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031		7,000	(143)	1,230	1,087	0	(11)
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.735	Semi-Annual	01/12/2032		400	(1)	(61)	(62)	1	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.655	Semi-Annual	01/24/2032		500	(1)	(78)	(79)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.768	Semi-Annual	02/02/2032		400	(1)	(61)	(62)	1	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/18/2032		900	(6)	(113)	(119)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032		700	(3)	(101)	(104)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032		2,400	(12)	(324)	(336)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032		1,200	(6)	(157)	(163)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.385	Annual	06/08/2032		300	3	25	28	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		1,980	75	279	354	0	(3)

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	21

Schedule of Investments	PIMCO Income Portfolio	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	1.250%	Annual	06/15/2032	$	2,170	$(188)	$(199)	$(387)	$4	$0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		4,010	(173)	(391)	(564)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		2,108	176	120	296	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		11,180	1,312	244	1,556	0	(22)
Pay	1-Day USD-SOFR Compounded-OIS	3.400	Annual	02/23/2033		400	(2)	(6)	(8)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033		500	(2)	(6)	(8)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033		400	(2)	(7)	(9)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.405	Annual	03/01/2033		500	(2)	(7)	(9)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.425	Annual	03/01/2033		500	(2)	(6)	(8)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	03/06/2033		500	(2)	(12)	(14)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033		1,000	(4)	(11)	(15)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	05/22/2033		45,500	440	(126)	314	0	(118)
Pay	1-Day USD-SOFR Compounded-OIS	3.420	Annual	05/24/2033		600	(2)	(6)	(8)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/06/2033		19,440	(70)	(134)	(204)	0	(51)
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/14/2033		1,300	(6)	(23)	(29)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		3,995	60	126	186	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2033		900	(4)	(1)	(5)	2	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.910	Semi-Annual	10/17/2049		300	(65)	149	84	0	(2)
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.895	Semi-Annual	10/18/2049		300	(64)	148	84	0	(2)
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	12/11/2049		2,200	(658)	1,133	475	0	(18)
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	02/03/2050		3,000	(443)	1,424	981	0	(23)
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.875	Semi-Annual	02/07/2050		1,200	(251)	591	340	0	(9)
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	03/12/2050		900	(274)	468	194	0	(7)
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.491	Semi-Annual	01/21/2051		400	(4)	(138)	(142)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		2,000	373	440	813	0	(15)
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.785	Semi-Annual	08/12/2051		500	(7)	159	152	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/15/2051		4,000	76	(1,170)	(1,094)	33	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.815	Semi-Annual	01/24/2052		100	(1)	(29)	(30)	1	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.867	Semi-Annual	01/26/2052		100	(1)	(28)	(29)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053		200	(2)	(4)	(6)	2	0
Pay	1-Year BRL-CDI	11.140	Maturity	01/02/2025	BRL	700	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	11.160	Maturity	01/02/2025		400	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.350	Maturity	01/02/2025		600	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	12.000	Maturity	01/02/2025		1,500	0	1	1	0	0
Pay	1-Year BRL-CDI	12.080	Maturity	01/02/2025		2,500	0	2	2	1	0
Pay	1-Year BRL-CDI	12.140	Maturity	01/02/2025		1,200	0	1	1	0	0
Pay	1-Year BRL-CDI	12.145	Maturity	01/02/2025		1,200	0	1	1	0	0
Pay	1-Year BRL-CDI	12.160	Maturity	01/02/2025		2,500	0	3	3	1	0
Pay	1-Year BRL-CDI	11.220	Maturity	01/04/2027		800	0	2	2	1	0
Pay	1-Year BRL-CDI	11.245	Maturity	01/04/2027		400	0	1	1	0	0
Pay	1-Year BRL-CDI	11.260	Maturity	01/04/2027		400	0	1	1	0	0
Pay	1-Year BRL-CDI	11.700	Maturity	01/04/2027		200	0	1	1	0	0
Pay	1-Year BRL-CDI	11.715	Maturity	01/04/2027		900	0	5	5	1	0
Pay	1-Year BRL-CDI	11.870	Maturity	01/04/2027		2,200	0	14	14	2	0
Pay	3-Month USD-LIBOR	1.500	Maturity	07/05/2023	$	600	0	(6)	(6)	5	0
Pay	3-Month USD-LIBOR	1.570	Semi-Annual	07/11/2023		900	0	(5)	(5)	0	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	07/12/2023		578	0	3	3	0	0
Pay	3-Month USD-LIBOR	1.700	Semi-Annual	07/12/2023		2,100	0	(10)	(10)	0	(1)
Pay	3-Month USD-LIBOR	1.735	Semi-Annual	07/12/2023		400	0	(2)	(2)	0	0
Pay	3-Month USD-LIBOR	1.535	Maturity	07/15/2023		600	0	(6)	(6)	4	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	07/15/2023		2,800	0	13	13	1	0
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	07/16/2023		800	0	5	5	0	0
Receive	3-Month USD-LIBOR	1.910	Maturity	07/17/2023		300	0	3	3	0	(2)
Pay	3-Month USD-LIBOR	1.425	Semi-Annual	07/18/2023		1,000	0	(7)	(7)	0	0
Receive	3-Month USD-LIBOR	1.895	Maturity	07/18/2023		300	0	3	3	0	(2)
Receive	3-Month USD-LIBOR	1.350	Semi-Annual	07/20/2023		3,500	0	24	24	1	0
Pay	3-Month USD-LIBOR	1.418	Semi-Annual	07/20/2023		500	0	(3)	(3)	0	0
Pay	3-Month USD-LIBOR	1.518	Semi-Annual	07/20/2023		300	0	(2)	(2)	0	0
Pay	3-Month USD-LIBOR	1.550	Semi-Annual	07/20/2023		15,500	0	(90)	(90)	0	(5)
Pay	3-Month USD-LIBOR	1.491	Semi-Annual	07/21/2023		400	0	(2)	(2)	0	0
Pay	3-Month USD-LIBOR	1.655	Semi-Annual	07/24/2023		500	0	(3)	(3)	0	0
Pay	3-Month USD-LIBOR	1.815	Semi-Annual	07/24/2023		100	0	0	0	0	0
Pay	3-Month USD-LIBOR	1.545	Semi-Annual	07/26/2023		400	0	(4)	(4)	0	0
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	07/26/2023		500	0	(3)	(3)	0	0
Pay	3-Month USD-LIBOR	1.867	Semi-Annual	07/26/2023		100	0	0	0	0	0
Pay	3-Month USD-LIBOR	0.000	Quarterly	08/02/2023		400	0	(6)	(6)	0	0
Pay	3-Month USD-LIBOR	1.088	Semi-Annual	08/03/2023		1,700	0	(14)	(14)	0	(1)
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	08/03/2023		3,000	0	17	17	1	0
Pay	3-Month USD-LIBOR	0.000	Quarterly	08/04/2023		56,600	0	(793)	(793)	0	(25)
Receive	3-Month USD-LIBOR	1.875	Semi-Annual	08/07/2023		1,200	0	5	5	0	0
Receive	3-Month USD-LIBOR	1.235	Semi-Annual	08/12/2023		400	0	4	4	0	0

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month USD-LIBOR	1.785%	Semi-Annual	08/12/2023	$	500	$0	$3	$3	$0	$0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	08/12/2023		1,600	0	7	7	0	0
Pay	3-Month USD-LIBOR	1.580	Semi-Annual	08/16/2023		1,100	0	(7)	(7)	0	0
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	08/17/2023		2,600	0	17	17	1	0
Pay	3-Month USD-LIBOR	1.700	Semi-Annual	08/17/2023		10,200	0	(55)	(55)	0	(3)
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	08/18/2023		900	0	(4)	(4)	0	0
Pay	3-Month USD-LIBOR	0.000	Quarterly	09/06/2023		2,500	0	(36)	(36)	0	(1)
Receive	3-Month USD-LIBOR	1.405	Semi-Annual	09/07/2023		900	0	7	7	0	0
Receive	3-Month USD-LIBOR	0.940	Semi-Annual	09/08/2023		1,100	0	13	13	0	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	09/10/2023		1,600	0	11	11	1	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	09/11/2023		2,200	0	19	19	1	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	09/12/2023		900	0	3	3	0	0
Receive	3-Month USD-LIBOR	0.000	Quarterly	09/15/2023		7,000	0	101	101	3	0
Pay	3-Month USD-LIBOR	0.000	Quarterly	09/15/2023		4,000	0	(58)	(58)	0	(2)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	09/15/2023		12,400	0	(140)	(140)	0	(5)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	09/15/2023		3,066	0	(33)	(33)	0	(1)
Receive	3-Month USD-LIBOR	0.000	Quarterly	09/16/2023		15,000	0	220	220	7	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	09/16/2023		3,213	0	(43)	(43)	0	(1)
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	09/16/2023		6,495	0	(83)	(83)	0	(3)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	09/16/2023		719	0	9	9	0	0
Receive	3-Month USD-LIBOR	1.300	Semi-Annual	09/16/2023		1,700	0	14	14	1	0
Receive	3-Month USD-LIBOR	0.000	Quarterly	09/17/2023		800	0	11	11	0	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	09/17/2023		24,800	0	272	272	9	0
Receive	3-Month USD-LIBOR	1.300	Semi-Annual	09/18/2023		1,700	0	13	13	1	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	09/18/2023		800	0	8	8	0	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	09/18/2023		2,400	0	19	19	1	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	09/19/2023		28,700	2	189	191	6	0
Receive	3-Month USD-LIBOR	0.000	Quarterly	09/20/2023		1,300	0	19	19	1	0
Pay	3-Month USD-LIBOR	1.265	Semi-Annual	09/28/2023		800	0	(6)	(6)	0	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	13,870	1,320	(1,772)	(452)	0	(43)
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		1,090	126	(161)	(35)	0	(4)
Receive	6-Month EUR-EURIBOR	0.453	Annual	12/29/2023	EUR	100	0	3	3	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/05/2024		4,800	(9)	(75)	(84)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/06/2024		2,400	(5)	(37)	(42)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/11/2024		1,600	(3)	(25)	(28)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/13/2024		3,300	(7)	(52)	(59)	0	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	04/26/2024		1,600	(5)	(22)	(27)	0	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	04/28/2024		1,500	(3)	(22)	(25)	0	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	05/03/2024		1,500	(3)	(22)	(25)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	05/16/2024		2,200	(5)	(36)	(41)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	05/17/2024		1,500	(3)	(25)	(28)	0	0
Receive	6-Month EUR-EURIBOR	0.425	Annual	06/28/2024		100	0	5	5	0	0
Receive	6-Month EUR-EURIBOR	0.395	Annual	12/30/2024		100	0	7	7	0	0
Receive	6-Month EUR-EURIBOR	0.363	Annual	06/30/2025		100	0	9	9	0	0
Receive	6-Month EUR-EURIBOR	0.329	Annual	12/30/2025		100	0	11	11	0	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		1,800	(4)	402	398	9	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030		700	(25)	165	140	4	0
Pay	6-Month EUR-EURIBOR	2.000	Annual	09/21/2032		1,920	(4)	(149)	(153)	0	(11)
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033		3,700	38	(44)	(6)	24	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		200	(13)	111	98	1	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		400	(63)	237	174	2	0
Receive(5)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		12,500	132	549	681	3	0
Pay	28-Day MXN-TIIE	6.350	Lunar	09/01/2023	MXN	900	2	(3)	(1)	0	0
Receive	28-Day MXN-TIIE	8.675	Lunar	04/03/2024		21,700	0	24	24	0	0
Receive	28-Day MXN-TIIE	8.660	Lunar	04/04/2024		9,100	0	10	10	0	0
Receive	28-Day MXN-TIIE	8.750	Lunar	04/05/2024		7,700	0	8	8	0	0
Pay	28-Day MXN-TIIE	5.160	Lunar	06/06/2025		6,100	3	(34)	(31)	0	0
Pay	28-Day MXN-TIIE	5.950	Lunar	01/30/2026		3,000	6	(20)	(14)	0	0
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		12,400	28	(84)	(56)	0	(1)
Pay	28-Day MXN-TIIE	6.490	Lunar	09/08/2026		3,800	12	(27)	(15)	0	0
Pay	28-Day MXN-TIIE	7.380	Lunar	11/04/2026		200	1	(2)	(1)	0	0
Pay	28-Day MXN-TIIE	7.865	Lunar	02/02/2027		9,000	61	(75)	(14)	0	(1)
Pay	28-Day MXN-TIIE	8.010	Lunar	02/04/2027		2,900	21	(25)	(4)	0	0
Pay	28-Day MXN-TIIE	7.818	Lunar	02/17/2027		5,200	35	(44)	(9)	0	0
Receive	28-Day MXN-TIIE	8.410	Lunar	03/31/2027		2,600	0	1	1	0	0
Receive	28-Day MXN-TIIE	8.730	Lunar	04/06/2027		3,200	0	0	0	0	0
Pay	28-Day MXN-TIIE	5.535	Lunar	05/04/2027		12,100	9	(82)	(73)	0	(1)
Pay	28-Day MXN-TIIE	7.150	Lunar	06/11/2027		26,500	134	(210)	(76)	0	(2)
Pay	28-Day MXN-TIIE	7.200	Lunar	06/11/2027		2,900	15	(23)	(8)	0	0
Pay	28-Day MXN-TIIE	7.370	Lunar	10/11/2027		7,300	41	(58)	(17)	0	(1)
Receive	28-Day MXN-TIIE	7.984	Lunar	12/10/2027		3,300	(25)	28	3	0	0

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	23

Schedule of Investments	PIMCO Income Portfolio	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	28-Day MXN-TIIE	7.990%	Lunar	12/21/2027	MXN	100	$(1)	$1	$0	$0	$0
Receive	28-Day MXN-TIIE	8.005	Lunar	12/21/2027		18,900	(142)	161	19	1	0
Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028		300	(2)	2	0	0	0
Receive	28-Day MXN-TIIE	8.050	Lunar	01/31/2028		2,100	(16)	18	2	0	0
Receive	28-Day MXN-TIIE	7.495	Lunar	01/14/2032		1,600	7	(3)	4	0	0
Receive	28-Day MXN-TIIE	7.498	Lunar	01/15/2032		6,700	27	(12)	15	0	0
Receive	28-Day MXN-TIIE	8.732	Lunar	03/30/2032		1,600	0	(4)	(4)	0	0
Receive	28-Day MXN-TIIE	8.701	Lunar	03/31/2032		3,900	0	(8)	(8)	0	0
Pay	28-Day MXN-TIIE	7.480	Lunar	06/18/2037		1,500	10	(15)	(5)	0	0
Receive	28-Day MXN-TIIE	7.380	Lunar	08/14/2037		400	(2)	4	2	0	0
Pay	28-Day MXN-TIIE	7.360	Lunar	08/21/2037		1,500	9	(15)	(6)	0	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038		3,100	(31)	33	2	0	0
Pay	UKRPI	4.000	Maturity	09/15/2031	GBP	300	0	(57)	(57)	0	(1)
Pay	UKRPI	4.055	Maturity	09/15/2031		400	2	(75)	(73)	0	(2)
Pay	UKRPI	4.066	Maturity	09/15/2031		700	(9)	(117)	(126)	0	(3)
Pay	UKRPI	4.020	Maturity	10/15/2031		400	(2)	(72)	(74)	0	(2)
Pay	UKRPI	4.140	Maturity	10/15/2031		1,000	(3)	(167)	(170)	0	(4)
Pay	UKRPI	4.400	Maturity	10/15/2031		500	4	(72)	(68)	0	(2)
Pay	UKRPI	4.250	Maturity	11/15/2031		900	(8)	(128)	(136)	0	(3)

							$(959)	$9,288	$8,329	$419	$(566)

Total Swap Agreements							$(904)	$10,334	$9,430	$695	$(566)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value		Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options		Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$108	$695	$803		$(298)	$(118)	$(566)	$(982)

(l)

Securities with an aggregate market value of $4,945 and cash of $6,891 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(m)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2023	AUD	2,213		$1,468	$0	$(6)
	07/2023		$592	AUD	905	11	0
	08/2023		1,469		2,213	6	0
BOA	07/2023	KRW	168,629		$129	1	0
	07/2023		$2,823	AUD	4,336	65	0
	07/2023		793	EUR	733	7	0
	07/2023		2,921	MXN	53,775	213	0
	08/2023		1,885	NZD	2,973	0	(61)

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	09/2023	IDR	440,103		$29	$0	$0
	09/2023	TWD	17,783		586	14	0
	09/2023		$955	KRW	1,209,963	0	(33)
BPS	07/2023	AUD	3,350		$2,219	0	(12)
	07/2023	EUR	16,813		18,074	0	(272)
	07/2023	KRW	24,835		19	0	0
	07/2023	PEN	109		30	0	0
	07/2023		$15,349	EUR	14,011	0	(60)
	07/2023		3,661	JPY	508,877	0	(134)
	07/2023		60	PEN	218	0	0
	08/2023	CNH	288		$42	2	0
	08/2023	EUR	13,146		14,424	60	0
	08/2023	KRW	1,738,799		1,326	5	0
	08/2023	TWD	8,901		292	6	0
	08/2023		$2,152	AUD	3,247	12	0
	08/2023		49	CNH	341	0	(2)
	08/2023		741	INR	60,880	0	0
	08/2023		3,513	JPY	505,593	6	0
	08/2023	ZAR	15,021		$810	15	0
	09/2023		$248	IDR	3,730,898	0	(1)
	10/2023	ZAR	28,272		$1,519	32	0
BRC	07/2023	KRW	171,191		131	1	0
	08/2023	ZAR	13,142		711	16	0
	09/2023	IDR	18,941		1	0	0
CBK	07/2023	PEN	109		30	0	0
	07/2023		$1,021	AUD	1,565	21	0
	07/2023		28	PEN	109	2	0
	08/2023	CAD	166		$125	0	(1)
	08/2023	NZD	111		68	0	(1)
	08/2023	TWD	9,267		304	6	0
	08/2023		$341	AUD	514	2	0
	08/2023		2,134	CLP	1,765,035	59	0
	08/2023		824	NOK	8,595	0	(22)
	08/2023		204	ZAR	3,741	0	(7)
	09/2023	KRW	154,124		$119	2	0
	09/2023		$3	IDR	48,949	0	0
FAR	07/2023		134	CLP	106,045	0	(1)
GLM	07/2023	BRL	37,357		$7,737	0	(65)
	07/2023	KRW	66,661		51	0	0
	07/2023		$6,938	BRL	37,357	864	0
	08/2023	KRW	2,662,330		$2,023	0	(1)
	08/2023		$1,413	INR	116,070	0	0
	08/2023		1,030	NOK	10,927	0	(10)
	08/2023	ZAR	12,684		$683	12	0
	09/2023	TWD	17,805		585	12	0
	09/2023		$13,235	BRL	65,598	313	0
	09/2023		1,535	PEN	5,657	15	0
	10/2023	MXN	2,591		$148	0	(1)
MBC	07/2023	GBP	11,585		14,341	0	(372)
	07/2023		$2,219	EUR	2,069	39	0
	08/2023	CNH	314		$46	2	0
	08/2023	NZD	621		378	0	(3)
	08/2023		$173	CNH	1,201	0	(8)
	08/2023		88	INR	7,227	0	0
	09/2023		1,759	KRW	2,242,921	0	(50)
MYI	07/2023	IDR	116,022		$8	0	0
	07/2023		$8	IDR	116,022	0	0
	08/2023	TWD	9,624		$317	8	0
	09/2023	IDR	116,123		8	0	0
	09/2023	KRW	832,499		641	7	0
	09/2023		$390	IDR	5,827,382	0	(3)
	09/2023		1,970	KRW	2,520,682	0	(49)
NGF	08/2023	CNH	353		$51	3	0
	08/2023		$439	INR	36,056	0	0
	12/2023		2,175		179,500	0	(1)
RBC	07/2023		3,393	MXN	65,278	414	0
	08/2023	MXN	32,011		$1,847	0	(8)
SCX	07/2023	AUD	3,250		2,157	0	(8)
	07/2023		$2,193	AUD	3,357	43	0
	08/2023	CNH	339		$49	2	0
	08/2023	NZD	3,278		1,993	0	(19)

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	25

Schedule of Investments	PIMCO Income Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	08/2023		$2,159	AUD	3,250	$7	$0
	08/2023		388	NOK	4,130	0	(3)
	08/2023		659	NZD	1,055	0	(11)
	09/2023	KRW	152,527		$118	2	0
	09/2023	TWD	14,860		487	9	0
	09/2023		$3,989	IDR	59,403,396	0	(44)
	09/2023		8	INR	638	0	0
	09/2023	ZAR	7,407		$422	32	0
TOR	07/2023	AUD	3,999		2,642	0	(23)
	07/2023		$2,069	AUD	3,163	38	0
	07/2023		14,721	GBP	11,585	0	(8)
	08/2023	GBP	11,585		$14,724	8	0
	08/2023		$2,644	AUD	4,000	23	0

Total Forward Foreign Currency Contracts						$2,417	$(1,300)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	1,300	$ (4)	$0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	1,300	(4)	(18)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.380	07/31/2023	500	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.780	07/31/2023	500	(2)	(2)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.070	07/10/2023	300	(2)	(1)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.370	07/10/2023	300	(2)	0
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.060	07/14/2023	200	(1)	(1)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.360	07/14/2023	200	(1)	(1)

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	07/06/2023	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	07/06/2023	200	(1)	0
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	07/03/2023	100	(1)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	07/03/2023	100	(1)	0

BRC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	07/27/2023	200	0	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.850	07/27/2023	200	0	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	200	(1)	(1)

CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	04/02/2024	300	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.690	04/02/2024	300	(2)	(6)

FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	700	(5)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	700	(5)	(13)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.781	04/05/2024	1,100	(9)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.781	04/05/2024	1,100	(9)	(19)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.100	08/31/2023	1,100	(8)	(2)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.800	08/31/2023	1,100	(8)	(11)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	07/03/2023	300	(2)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	07/03/2023	300	(2)	0

GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	800	(5)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	800	(5)	(17)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	600	(4)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	600	(4)	(12)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	600	(4)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	600	(4)	(12)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	600	(4)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	600	(4)	(11)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	600	(4)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	600	(4)	(11)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	600	(4)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	600	(4)	(13)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	600	(4)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	600	(4)	(13)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	600	(4)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	600	(4)	(12)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.910	11/10/2023	600	(4)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.910	11/10/2023	600	(4)	(13)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	1,300	(5)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	1,300	(5)	(17)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	1,300	(5)	0

26	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650%	11/20/2023	1,300	$ (5)	$(18)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	1,300	(4)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	1,300	(4)	(16)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	1,300	(10)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	1,300	(10)	(24)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	600	(5)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	600	(5)	(11)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	07/27/2023	200	0	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.850	07/27/2023	200	0	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	200	(1)	(1)

MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	700	(5)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	700	(5)	(15)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	07/06/2023	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	07/06/2023	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	07/10/2023	400	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	07/10/2023	400	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.270	07/24/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.670	07/24/2023	100	0	0

NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	1,000	(7)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	1,000	(7)	(20)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	1,000	(6)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	1,000	(6)	(21)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	800	(6)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	800	(6)	(14)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	800	(6)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	800	(6)	(14)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.270	07/24/2023	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.670	07/24/2023	300	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	200	(1)	(1)

							$(278)	$(374)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2053	$95.875	08/07/2023	500	$(3)	$(3)

	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2053	97.875	08/07/2023	500	(3)	(1)

					$(6)	$(4)

Total Written Options					$(284)	$(378)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BPS	Colombia Government International Bond	1.000%	Quarterly	12/20/2027	2.132%	$300	$(27)	$14	$0	$(13)

BRC	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.668	200	(9)	5	0	(4)
	Turkey Government International Bond	1.000	Quarterly	12/20/2023	2.015	400	(28)	26	0	(2)
	Turkey Government International Bond	1.000	Quarterly	06/20/2024	3.119	400	(36)	28	0	(8)
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	3.826	540	(70)	49	0	(21)

CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.401	600	(10)	15	5	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	0.819	100	0	0	0	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.866	400	(14)	2	0	(12)

GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.401	400	(6)	10	4	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.866	400	(15)	3	0	(12)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	2.132	200	(18)	9	0	(9)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.128	300	(5)	6	1	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.143	100	(4)	1	0	(3)
	Turkey Government International Bond	1.000	Quarterly	06/20/2024	3.119	200	(18)	14	0	(4)
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	3.826	300	(34)	22	0	(12)

MYC	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.866	300	(11)	2	0	(9)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	2.132	400	(36)	18	0	(18)
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	1.029	200	(5)	5	0	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.143	700	(31)	6	0	(25)

NGF	South Africa Government International Bond	1.000	Quarterly	12/20/2023	0.773	300	(15)	16	1	0

							$(392)	$251	$11	$(152)

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	27

Schedule of Investments	PIMCO Income Portfolio	(Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
FBF	CMBX.NA.AAA.12 Index	0.500%	Monthly	08/17/2061	$155	$(1)	$(1)	$0	$(2)

GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	11,700	(255)	208	0	(47)
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	15,100	23	(249)	0	(226)
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	11,426	(590)	569	0	(21)

SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,625	1	(8)	0	(7)
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	200	1	(2)	0	(1)
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	9,620	(40)	(66)	0	(106)
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	11,200	0	(168)	0	(168)

						$(861)	$283	$0	$(578)

Total Swap Agreements						$(1,253)	$534	$11	$(730)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$17	$0	$0	$17	$(6)	$0	$0	$(6)	$11	$0	$11
BOA	300	0	0	300	(94)	(25)	0	(119)	181	(290)	(109)
BPS	138	0	0	138	(481)	0	(13)	(494)	(356)	304	(52)
BRC	17	0	0	17	0	(2)	(35)	(37)	(20)	0	(20)
CBK	92	0	5	97	(31)	(6)	(12)	(49)	48	0	48
FAR	0	0	0	0	(1)	(47)	0	(48)	(48)	0	(48)
FBF	0	0	0	0	0	0	(2)	(2)	(2)	0	(2)
GLM	1,216	0	0	1,216	(77)	(205)	0	(282)	934	(760)	174
GST	0	0	5	5	0	0	(334)	(334)	(329)	355	26
MBC	41	0	0	41	(433)	0	0	(433)	(392)	281	(111)
MYC	0	0	0	0	0	(15)	(52)	(67)	(67)	267	200
MYI	15	0	0	15	(52)	0	0	(52)	(37)	0	(37)
NGF	3	0	1	4	(1)	(74)	0	(75)	(71)	0	(71)
RBC	414	0	0	414	(8)	0	0	(8)	406	(330)	76
SAL	0	0	0	0	0	(4)	(282)	(286)	(286)	320	34
SCX	95	0	0	95	(85)	0	0	(85)	10	0	10
TOR	69	0	0	69	(31)	0	0	(31)	38	0	38

Total Over the Counter	$2,417	$0	$11	$2,428	$(1,300)	$(378)	$(730)	$(2,408)

(n)

Securities with an aggregate market value of $1,527 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

28	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$108	$108
Swap Agreements	0	276	0	0	419	695

	$0	$276	$0	$0	$527	$803

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,417	$0	$2,417
Swap Agreements	0	11	0	0	0	11

	$0	$11	$0	$2,417	$0	$2,428

	$0	$287	$0	$2,417	$527	$3,231

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$298	$298
Futures	0	0	0	0	118	118
Swap Agreements	0	0	0	0	566	566

	$0	$0	$0	$0	$982	$982

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,300	$0	$1,300
Written Options	0	0	0	0	378	378
Swap Agreements	0	730	0	0	0	730

	$0	$730	$0	$1,300	$378	$2,408

	$0	$730	$0	$1,300	$1,360	$3,390

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended June 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$38	$38
Futures	0	0	0	0	(751)	(751)
Swap Agreements	0	3,125	0	0	2,013	5,138

	$0	$3,125	$0	$0	$1,300	$4,425

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$479	$0	$479
Written Options	0	1	0	0	312	313
Swap Agreements	0	192	17	0	2	211

	$0	$193	$17	$479	$314	$1,003

	$0	$3,318	$17	$479	$1,614	$5,428

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(21)	$(21)
Futures	0	0	0	0	(226)	(226)
Swap Agreements	0	(566)	0	0	(1,982)	(2,548)

	$0	$(566)	$0	$0	$(2,229)	$(2,795)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,082	$0	$1,082
Written Options	0	(1)	0	0	165	164
Swap Agreements	0	(19)	4	0	1	(14)

	$0	$(20)	$4	$1,082	$166	$1,232

	$0	$(586)	$4	$1,082	$(2,063)	$(1,563)

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	29

Schedule of Investments	PIMCO Income Portfolio	(Cont.)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Investments in Securities, at Value
Loan Participations and Assignments	$0	$14,815	$5,911	$20,726
Corporate Bonds & Notes
Banking & Finance	0	31,343	0	31,343
Industrials	0	22,593	0	22,593
Utilities	0	14,588	0	14,588
Municipal Bonds & Notes
Illinois	0	58	0	58
Puerto Rico	0	21	0	21
U.S. Government Agencies	0	252,351	0	252,351
U.S. Treasury Obligations	0	91,022	0	91,022
Non-Agency Mortgage-Backed Securities	0	83,315	0	83,315
Asset-Backed Securities	0	126,294	4	126,298
Sovereign Issues	0	12,577	84	12,661
Common Stocks
Communication Services	298	0	80	378
Financials	0	0	655	655
Industrials	0	0	871	871
Rights
Financials	0	0	15	15
Warrants
Financials	0	0	22	22
Information Technology	0	0	26	26
Preferred Securities
Financials	0	1,694	0	1,694
Real Estate Investment Trusts
Real Estate	9	0	0	9
Short-Term Instruments
Repurchase Agreements	0	971	0	971
Argentina Treasury Bills	0	651	0	651
U.S. Treasury Bills	0	281	0	281

	$307	$652,574	$7,668	$660,549

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$37,318	$0	$0	$37,318

Total Investments	$37,625	$652,574	$7,668	$697,867

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(6,652)	$0	$(6,652)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	33	770	0	803
Over the counter	0	2,428	0	2,428

	$33	$3,198	$0	$3,231

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(982)	0	(982)
Over the counter	0	(2,408)	0	(2,408)

	$0	$(3,390)	$0	$(3,390)

Total Financial Derivative Instruments	$33	$(192)	$0	$(159)

Totals	$37,658	$645,730	$7,668	$691,056

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2023:

Category and Subcategory	Beginning Balance at 12/31/2022	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2023 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$4,466	$578	$(24)	$32	$0	$263	$596	$0	$5,911	$262
Asset-Backed Securities	0	0	0	0	0	0	4	0	4	0
Sovereign Issues	0	0	0	0	0	0	84	0	84	0
Common Stocks
Communication Services	135	0	0	0	0	(55)	0	0	80	(55)
Financials	684	0	0	0	0	(29)	0	0	655	(29)
Industrials	1,005	2	0	0	0	(136)	0	0	871	(136)
Rights
Financials	21	0	0	0	0	(6)	0	0	15	(6)
Warrants
Financials	24	0	0	0	0	(2)	0	0	22	(2)
Information Technology	34	0	0	0	0	(8)	0	0	26	(8)

Totals	$6,369	$580	$(24)	$32	$0	$27	$684	$0	$7,668	$26

30	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2023	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$596	Comparable Multiple	EBITDA Multiple	X	11.000	—
	2,169	Discounted Cash Flow	Discount Rate		9.000	—
	579	Proxy Pricing	Base Price		100.000	—
	2,567	Recent Transaction	Price		98.000	—
Asset-Backed Securities	4	Fair Valuation of Odd Lot Positions	Adjustment Factor		2.500	—
Sovereign Issues	84	Third Party Vendor	Expected Recovery		6.000	—
Common Stocks
Communication Services	80	Adjusted Market Price	Adjustment Factor		10.000	—
Financials	655	Indicative Market Quotation	Broker Quote	$	23.000	—
Industrials	866	Comparable Multiple/ Discounted Cash Flow	LTM Revenue Forward EBITDA/Discount Rate	X/X/%	0.550/6.010/9.875	—
	3	Indicative Market Quotation	Broker Quote	$	19.500	—
	2	Recent Transaction	Purchase Price	$	6.625	—
Rights
Financials	15	Indicative Market Quotation	Broker Quote	$	4.750	—
Warrants
Financials	22	Indicative Market Quotation	Broker Quote	$	0.750-7.250	7.090
Information Technology	26	Comparable Multiple	EBITDA Multiple	X	4.590	—

Total	$7,668

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	31

Notes to Financial Statements

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO Income Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Foreign Currency Translation  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

32	PIMCO VARIABLE INSURANCE TRUST

June 30, 2023 (Unaudited)

(c) Multi-Class Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the

Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain Portfolios, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates  In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. In December 2022, FASB issued ASU 2022-06, which includes amendments to extend the duration of the LIBOR transition relief to December 31, 2024, after which entities will no longer be permitted to apply the reference rate reform relief. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Portfolio’s investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Portfolio’s financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered

SEMIANNUAL REPORT	|	JUNE 30, 2023	33

Notes to Financial Statements	(Cont.)

in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will change the disclosures provided to shareholders. The rule is effective as of January 24, 2023, but the SEC is providing an 18-month compliance period after the effective date other than for rule amendments addressing fee and expense information in advertisements that might be materially misleading. At this time, management is evaluating the implications of these changes on the financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business days after the trade date (T+1). The effective date was May 5, 2023, and the compliance date for the amendments is May 28, 2024. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The NAV of the Portfolio’s shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed

34	PIMCO VARIABLE INSURANCE TRUST

June 30, 2023 (Unaudited)

income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Whole loans may be fair valued using inputs that take into account borrower-or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing

Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

SEMIANNUAL REPORT	|	JUNE 30, 2023	35

Notes to Financial Statements	(Cont.)

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and

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options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Market comparable valuation estimates fair value by applying a valuation multiple to a key performance metric of the company, which may include unobservable inputs such as earnings before interest, taxes, depreciation and amortization (“EBITDA”), the Manager’s assumptions regarding comparable companies and non-public statements from the underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities that are smaller in size than institutional-sized or round lot positions of the particular security/instrument type may apply an adjustment factor to the daily vendor-provided price for the corresponding round lot position to arrive at a fair value for the applicable odd lot positions. The adjustment factor is determined by comparing the prices of internal trades with vendor prices, calculating the weighted average differences, and using that difference as an adjustment factor to vendor prices. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost,

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Notes to Financial Statements	(Cont.)

so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended June 30, 2023 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$67,200	$144,970	$(174,900)	$40	$8	$37,318	$1,270	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Delayed-Delivery Transactions  involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Portfolio. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by

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borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Portfolio may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolio may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or

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Notes to Financial Statements	(Cont.)

private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Payment In-Kind Securities  may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statement of Assets and Liabilities.

Perpetual Bonds  are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Real Estate Investment Trusts  (“REITs”) are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by the Portfolio as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so the Portfolio that invests in REITs will bear its proportionate share of the costs of the REITs’ operations.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Portfolio as of June 30, 2023, as applicable, are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased

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or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that requires the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

Warrants   are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit the Portfolio to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Short Sales  Short sales are transactions in which the Portfolio sells a security that it may not own. The Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(c) Interfund Lending  In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a

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Notes to Financial Statements	(Cont.)

joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2023, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written.

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These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities  may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements  are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment

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policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with

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standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Credit default swaps on credit indices may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain the Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor,” (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate Risk  is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower- yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, the counterparty to a derivative

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contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, major litigation, investigations or other controversies, changes in financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Over- the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty, resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

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Leveraging Risk  is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk  is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Distribution Rate Risk  is the risk that the Portfolio’s distribution rate may change unexpectedly as a result of numerous factors, including changes in realized and projected market returns, fluctuations in market interest rates, Portfolio performance and other factors.

Contingent Convertible Securities Risk  is the risks of investing in contingent convertible securities, including the risk that interest payments will be cancelled by the issuer or a regulatory authority, the risk of ranking junior to other creditors in the event of a liquidation or other bankruptcy-related event as a result of holding subordinated debt, the risk of the Portfolio’s investment becoming further subordinated as a result of conversion from debt to equity, the risk that principal amount due can be written down to a lesser amount (including potentially to zero), and the general risks applicable to fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk, any of which could result in losses to the Portfolio.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruption Risk  The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets  Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk  An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these

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failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk  As the use of technology has become more prevalent in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as

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June 30, 2023 (Unaudited)

determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. Portability of exposure reduces risk to the Portfolio. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Class M		Administrative Class	Advisor Class
0.25%	0.40%	0.40%	*	0.40%	0.40%

*	This particular share class has been registered with the SEC, but was not operational during the period ended June 30, 2023.

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class and Class M shares. The Distribution and Servicing Plan for Class M shares also permits the Portfolio to compensate the Distributor for providing or procuring administrative, recordkeeping, and other investor services at an annual rate of up to 0.20% of its average daily net assets attributable to its Class M shares.

SEMIANNUAL REPORT	|	JUNE 30, 2023	49

Notes to Financial Statements	(Cont.)

	Distribution Fee	Servicing Fee

Class M*	0.25%	0.20%

Administrative Class	—	0.15%

Advisor Class	0.25%	—

*	This particular share class has been registered with the SEC, but was not operational during the period ended June 30, 2023.

(d) Portfolio Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through May 1, 2024, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of June 30, 2023, the amount was $212.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed as set forth above (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The total recoverable amounts to PIMCO (from the Fee Limitation Agreement and Expense Limitation Agreement combined) as of June 30, 2023, were as follows (amounts in thousands†):

	Expiring Within

12 months	13-24 months	25-36 months	Total

$0	$1	$0	$1

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by

50	PIMCO VARIABLE INSURANCE TRUST

June 30, 2023 (Unaudited)

the Portfolio. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2023, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$1,572,698	$1,483,513	$66,079	$57,164

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2023 (Unaudited)		Year Ended 12/31/2022

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	748	$7,315	1,646	$16,249

Administrative Class	4,271	41,744	6,618	65,489

Advisor Class	3,359	32,863	3,877	38,856
Issued as reinvestment of distributions

Institutional Class	123	1,201	133	1,319

Administrative Class	577	5,635	683	6,756

Advisor Class	563	5,500	1,047	10,360
Cost of shares redeemed

Institutional Class	(98)	(963)	(1,764)	(18,616)

Administrative Class	(2,909)	(28,296)	(4,000)	(40,353)

Advisor Class	(10,691)	(103,484)	(6,117)	(61,361)

Net increase (decrease) resulting from Portfolio share transactions	(4,057)	$(38,485)	2,123	$18,699

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2023, two shareholders each owned 10% or more of the Portfolio’s total outstanding shares comprising 55% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2023, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

SEMIANNUAL REPORT	|	JUNE 30, 2023	51

Notes to Financial Statements	(Cont.)	June 30, 2023	(Unaudited)

Under the Regulated Investment Company Modernization Act of 2010, the Portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended December 31, 2022, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$15,886	$4,486

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2023, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$723,360	$40,598	$(63,843)	$(23,245)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

52	PIMCO VARIABLE INSURANCE TRUST

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FBF	Credit Suisse International	MYI	Morgan Stanley & Co. International PLC

BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	NGF	Nomura Global Financial Products, Inc.

BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada

BRC	Barclays Bank PLC	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.

CBK	Citibank N.A.	MBC	HSBC Bank Plc	SCX	Standard Chartered Bank, London

CDI	Natixis Singapore	MYC	Morgan Stanley Capital Services LLC	TOR	The Toronto-Dominion Bank

FAR	Wells Fargo Bank National Association

Currency Abbreviations:

ARS	Argentine Peso	GBP	British Pound	NZD	New Zealand Dollar

AUD	Australian Dollar	IDR	Indonesian Rupiah	PEN	Peruvian New Sol

BRL	Brazilian Real	INR	Indian Rupee	RUB	Russian Ruble

CAD	Canadian Dollar	JPY	Japanese Yen	TWD	Taiwanese Dollar

CLP	Chilean Peso	KRW	South Korean Won	USD (or $)	United States Dollar

CNH	Chinese Renminbi (Offshore)	MXN	Mexican Peso	ZAR	South African Rand

EUR	Euro	NOK	Norwegian Krone

Exchange Abbreviations:

CBOT	Chicago Board of Trade	CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

BADLARPP	Argentina Badlar Floating Rate Notes	EUR003M	3 Month EUR Swap Rate	PRIME	Daily US Prime Rate

CDX.EM	Credit Derivatives Index - Emerging Markets	LIBOR01M	1 Month USD-LIBOR	SOFR	Secured Overnight Financing Rate

CDX.HY	Credit Derivatives Index - High Yield	LIBOR03M	3 Month USD-LIBOR	SONIO	Sterling Overnight Interbank Average Rate

CDX.IG	Credit Derivatives Index - Investment Grade	MUTKCALM	Tokyo Overnight Average Rate	UKRPI	United Kingdom Retail Prices Index

CMBX	Commercial Mortgage-Backed Index

Other Abbreviations:

ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.

ALT	Alternate Loan Trust	DAC	Designated Activity Company	OIS	Overnight Index Swap

BABs	Build America Bonds	EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	PIK	Payment-in-Kind

BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced

BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

BRL-CDI	Brazil Interbank Deposit Rate

SEMIANNUAL REPORT	|	JUNE 30, 2023	53

Liquidity Risk Management Program	(Unaudited)

In compliance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended (“1940 Act”), PIMCO Variable Insurance Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for each series of the Trust (each a “Portfolio” and collectively, the “Portfolios”) not regulated as a money market fund under 1940 Act Rule 2a-7, which is reasonably designed to assess and manage the Portfolios’ liquidity risk. The Trust’s Board of Trustees (the “Board”) previously approved the designation of the PIMCO Liquidity Risk Committee (the “Administrator”) as Program administrator. The PIMCO Liquidity Risk Committee consists of senior members from certain PIMCO business areas, such as Portfolio Risk Management, Americas Operations, Compliance, Account Management and Portfolio Management, and is advised by members of PIMCO Legal.

A Portfolio’s “liquidity risk” is the risk that the Portfolio could not meet requests to redeem shares issued by the Portfolio without significant dilution of the remaining investors’ interests in the Portfolio. In accordance with the Program, each Portfolio’s liquidity risk is assessed no less frequently than annually taking into consideration a variety of factors, including, as applicable, the Portfolio’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions. Each Portfolio portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. Each Portfolio has adopted a “Highly Liquid Investment Minimum” (or “HLIM”), which is a minimum amount of Portfolio net assets to be invested in highly liquid investments that are assets. As required under the Liquidity Rule, each Portfolio’s HLIM is periodically reviewed, no less frequently than annually, and the Portfolios have adopted policies and procedures for responding to a shortfall of a Portfolio’s highly liquid investments below its HLIM. The Liquidity Rule also limits the Portfolios’ investments in illiquid investments by prohibiting a Portfolio from acquiring any illiquid investment if, immediately after the acquisition, the Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. Certain non-public reporting is generally required if a Portfolio’s holdings of illiquid investments that are assets were to exceed 15% of Portfolio net assets.

At a meeting of the Board held on February 7-8, 2023, the Board received a report (the “Report”) from the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the 12-month period ended December 31, 2022. The Report reviewed the operation of the Program’s components during such period and stated that the Program is operating effectively to assess and manage each Portfolio’s liquidity risk and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Portfolio’s liquidity developments. This has remained true for the 12-month period ended June 30, 2023.

54	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

1100 Main Street, Suite 400

Kansas City, MO 64105

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVIT20SAR_063023

PIMCO VARIABLE INSURANCE TRUST

Semiannual Report

June 30, 2023

PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Market Insights

Dear Shareholder,

This semiannual report covers the six-month reporting period ended June 30, 2023 (the “reporting period”). On the subsequent pages, you will find details regarding investment results and a discussion of certain factors that affected performance during the reporting period.

Amid elevated inflation in many countries during the reporting period, the global economy faced challenges from higher interest rates, tighter credit conditions stemming from the turmoil in the banking sector (especially in the United States (“U.S.”)), and geopolitical concerns. While the U.S. economy showed signs of resilience, some European economies experienced slower growth over the reporting period.

Continued central bank efforts to combat inflation

While inflation remained elevated over the reporting period, many central banks raised interest rates to rein in rising prices. The U.S. Federal Reserve (the “Fed”) raised the federal funds rate at 10 consecutive meetings, beginning in March 2022 through May 2023. In June 2023, the Fed then paused from raising rates in order to “assess additional information and its implications for monetary policy.” Meanwhile, the Bank of England and European Central Bank raised interest rates for the 13th and eighth consecutive time, respectively, as of June 2023. In contrast, the Bank of Japan maintained its accommodative monetary policy stance.

Mixed financial market returns

The yield on the benchmark 10-year U.S. Treasury declined over the reporting period, while 10-year bond yields in most other developed market countries increased. The overall global credit bond market delivered positive total returns. Higher-rated global bonds underperformed lower-rated bonds. Global equities rallied, while commodity prices were volatile and produced mixed returns. The U.S. dollar weakened against the euro and the British pound, but appreciated against the Japanese yen.

Amid evolving conditions, we will continue to work diligently to navigate global markets and manage the assets that you have entrusted with us. We encourage you to speak with your financial advisor about your goals, and visit global.pimco.com for our latest insights.

Sincerely, Peter G. Strelow Chairman of the Board PIMCO Variable Insurance Trust

Total Returns of Certain Asset Classes for the Period Ended June 30, 2023

Asset Class (as measured by, currency)	Six-Month

U.S. large cap equities (S&P 500 Index, USD)	16.89%

Global equities (MSCI World Index, USD)	15.09%

European equities (MSCI Europe Index, EUR)	11.12%

Emerging market equities (MSCI Emerging Markets Index, EUR)	4.89%

Japanese equities (Nikkei 225 Index, JPY)	28.65%

Emerging market local bonds (JPMorgan Government Bond Index-Emerging Markets Global Diversified Index, USD Unhedged)	7.79%

Emerging market external debt (JPMorgan Emerging Markets Bond Index (EMBI) Global, USD Hedged)	3.81%

Below investment grade bonds (ICE BofAML Developed Markets High Yield Constrained Index, USD Hedged)	5.45%

Global investment grade credit bonds (Bloomberg Global Aggregate Credit Index, USD Hedged)	3.00%

Fixed-rate, local currency government debt of investment grade countries (Bloomberg Global Treasury Index, USD Hedged)	3.13%

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Statements concerning financial market trends are based on current market conditions, which will fluctuate. There is no guarantee that these investment strategies will work under all market conditions or are appropriate for all investors and each investor should evaluate their ability to invest for the long-term, especially during periods of downturn in the market. Outlook and strategies are subject to change without notice.

2	PIMCO VARIABLE INSURANCE TRUST

Important Information About the PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, continue to increase. In efforts to combat inflation, the U.S. Federal Reserve raised interest rates multiple times in 2022 and 2023. Thus, the Portfolio currently faces a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Allocation Breakdown and Schedule of Investments sections of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that have provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European, and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of the Portfolio and its shareholders.

The Portfolio may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Portfolio, or on certain instruments in

SEMIANNUAL REPORT	|	JUNE 30, 2023	3

Important Information About the PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	(Cont.)

which the Portfolio invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Portfolio or a reduction in the effectiveness of related Portfolio transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Portfolio that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Portfolio.

U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Portfolio and issuers in which it invests. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, continued volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Portfolio and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart reflects only Administrative Class performance. Performance may vary by share class based on each class’s expense ratios. The Portfolio measures its performance against at least one broad-based securities market index (“benchmark index”). The benchmark index does not take into account fees, expenses, or taxes. The Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. There is no assurance that the Portfolio, even if the Portfolio has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Portfolio’s total return in excess of that of the Portfolio’s benchmark between reporting periods or 2) the Portfolio’s total return in excess of the Portfolio’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Portfolio’s performance as compared to one or more previous reporting periods. Historical performance for the Portfolio or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

The following table discloses the inception dates of the Portfolio and its share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	02/16/99	04/10/00	02/16/99	04/30/14	Non-diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio

4	PIMCO VARIABLE INSURANCE TRUST

creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request by calling PIMCO at (888) 87-PIMCO.

SEC rules allow shareholder reports to be delivered to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Investors may elect to receive all future reports in paper free of charge by contacting their insurance company. Any election to receive reports in paper will apply to all portfolio companies available under the investor’s contract at the insurance company.

In May 2022, the SEC proposed amendments to a current rule governing portfolio naming conventions. In general, the current rule requires portfolios with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The proposed amendments would expand the scope of the current rule in a number of ways that would result in an expansion of the types of portfolio names that would require the portfolio to adopt an 80% investment policy under the rule. Additionally, the proposed amendments would modify the circumstances under which a portfolio may deviate from its 80% investment policy and address the use and valuation of derivatives instruments for purposes of the rule. The proposal’s impact on the Portfolio will not be known unless and until any final rulemaking is adopted.

In May 2022, the SEC proposed a framework that would require certain registered portfolios (such as the Portfolio) to disclose their environmental, social, and governance (“ESG”) investing practices. Among other things, the proposed requirements would mandate that portfolios meeting three pre-defined classifications (i.e., integrated, ESG focused and/or impact funds) provide prospectus and shareholder report disclosure related to the ESG factors, criteria and processes used in managing the portfolio. The proposal’s impact on the Portfolio will not be known unless and until any final rulemaking is adopted.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will impact the disclosures provided to shareholders. The rule amendments are effective as of January 24, 2023, but the SEC is providing an 18-month compliance period following the effective date for such amendments other than those addressing fee and expense information in advertisements that might be materially misleading.

In November 2022, the SEC proposed rule amendments which, among other things, would require funds to adopt swing pricing in order to mitigate dilution of shareholders’ interests in a fund by requiring the adjustment of fund net asset value per share to pass on costs stemming from shareholder purchase or redemption activity. In addition the proposed rule would amend the liquidity rule framework. The proposal’s impact on the Portfolio will not be known unless and until any final rulemaking is adopted.

In November 2022, the SEC adopted amendments to Form N-PX under the Act to improve the utility to investors of proxy voting information reported by mutual funds, ETFs and certain other funds. The rule amendments will expand the scope of funds’ Form N-PX reporting obligations, subject managers to Form N-PX reporting obligations for “Say on Pay” votes, enhance Form N-PX disclosures, permit joint reporting by funds, managers and affiliated managers on Form N-PX; and require website availability of fund proxy voting records. The amendments will become effective on July 1, 2024. Funds and managers will be required to file their first reports covering the period from July 1, 2023 to June 30, 2024 on amended Form N-PX by August 31, 2024.

SEMIANNUAL REPORT	|	JUNE 30, 2023	5

PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

Cumulative Returns Through June 30, 2023

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Geographic Breakdown as of June 30, 2023†§

United States	41.3%

Short-Term Instruments‡	21.4%

Japan	6.6%

Cayman Islands	5.5%

United Kingdom	4.7%

China	3.6%

Denmark	3.5%

South Korea	2.4%

France	1.6%

Ireland	1.4%

Germany	1.3%

Other	6.7%
†	% of Investments, at value.

§	Geographic Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended June 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Inception≈
PIMCO International Bond Portfolio (U.S. Dollar-Hedged) Institutional Class	3.27%	1.51%	0.79%	2.84%	4.62%
PIMCO International Bond Portfolio (U.S. Dollar-Hedged) Administrative Class	3.20%	1.36%	0.64%	2.69%	4.32%
PIMCO International Bond Portfolio (U.S. Dollar-Hedged) Advisor Class	3.14%	1.26%	0.54%	—	2.23%
Bloomberg Global Aggregate ex-USD (USD Hedged) Index±	3.61%	1.51%	0.95%	2.48%	3.79%♦

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

≈ For class inception dates please refer to the Important Information.

♦ Average annual total return since 02/28/1999.

± Bloomberg Global Aggregate ex-USD (USD Hedged) Index provides a broad-based measure of the global investment-grade fixed income markets. The major components of this index are the Pan-European Aggregate and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds and Canadian Government securities.

It is not possible to invest directly in an unmanaged index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the prices of individual positions (which may be sourced from different pricing vendors or other sources) used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via (888) 87-PIMCO.

The Portfolio’s total annual operating expense ratio, as stated in the Portfolio’s currently-effective prospectus (as of the date of this report), were 0.86% for Institutional Class shares, 1.01% for Administrative Class shares, and 1.11% for Advisor Class shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO International Bond Portfolio (U.S. Dollar-Hedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three non-U.S. countries. The Portfolio’s investments in Fixed Income Instruments may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current prospectus for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance (on a gross basis) during the reporting period:

»	Underweight exposure to duration in the U.S., particularly during the second half of the reporting period, contributed to returns, as yields rose.

»	Long exposure to senior securitized assets, particularly AAA-rated collateralized loan obligations, contributed to returns, as spreads tightened.

»	Overweight exposure to senior issues within the financials sector contributed to returns, as spreads tightened.

»	Overweight exposure to duration in the U.K., particularly during the second half of the reporting period, detracted from returns, as yields rose.

»	Long exposure to the Japanese yen, particularly during the second half of the reporting period, detracted from returns, as the currency depreciated relative to the U.S. dollar.

»	Underweight exposure to duration in China, particularly during the second half of the reporting period, detracted from returns, as yields fell.

6	PIMCO VARIABLE INSURANCE TRUST

Expense Example	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held from January 1, 2023 to June 30, 2023 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

		Actual		Hypothetical (5% return before expenses)
	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)	Expenses Paid During Period*	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$1,032.70	$6.35	$1,000.00	$1,018.55	$6.31	1.26%
Administrative Class	1,000.00	1,032.00	7.10	1,000.00	1,017.80	7.05	1.41
Advisor Class	1,000.00	1,031.40	7.61	1,000.00	1,017.31	7.55	1.51

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

SEMIANNUAL REPORT	|	JUNE 30, 2023	7

Financial Highlights	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Total
Institutional Class

01/01/2023 - 06/30/2023+	$9.51	$0.10	$0.21	$0.31	$(0.13)	$(0.26)	$(0.39)

12/31/2022	10.75	0.16	(1.24)	(1.08)	(0.16)	0.00	(0.16)

12/31/2021	11.24	0.17	(0.37)	(0.20)	(0.19)	(0.10)	(0.29)

12/31/2020	11.32	0.17	0.45	0.62	(0.70)	0.00	(0.70)

12/31/2019	10.84	0.22	0.55	0.77	(0.21)	(0.08)	(0.29)

12/31/2018	10.79	0.20	0.05	0.25	(0.16)	(0.04)	(0.20)
Administrative Class

01/01/2023 - 06/30/2023+	9.51	0.09	0.21	0.30	(0.12)	(0.26)	(0.38)

12/31/2022	10.75	0.15	(1.24)	(1.09)	(0.15)	0.00	(0.15)

12/31/2021	11.24	0.15	(0.37)	(0.22)	(0.17)	(0.10)	(0.27)

12/31/2020	11.32	0.16	0.44	0.60	(0.68)	0.00	(0.68)

12/31/2019	10.84	0.21	0.55	0.76	(0.20)	(0.08)	(0.28)

12/31/2018	10.79	0.18	0.05	0.23	(0.14)	(0.04)	(0.18)
Advisor Class

01/01/2023- 06/30/2023+	9.51	0.09	0.21	0.30	(0.12)	(0.26)	(0.38)

12/31/2022	10.75	0.14	(1.24)	(1.10)	(0.14)	0.00	(0.14)

12/31/2021	11.24	0.14	(0.37)	(0.23)	(0.16)	(0.10)	(0.26)

12/31/2020	11.32	0.15	0.44	0.59	(0.67)	0.00	(0.67)

12/31/2019	10.84	0.19	0.56	0.75	(0.19)	(0.08)	(0.27)

12/31/2018	10.79	0.17	0.05	0.22	(0.13)	(0.04)	(0.17)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio. Additionally, excludes initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.43	3.27%	$120,031	1.26	%*	1.26	%*	0.75	%*	0.75	%*	2.04	%*	274%

9.51	(10.02)	120,068	0.86		0.86		0.75		0.75		1.65		413

10.75	(1.81)	120,577	0.76		0.76		0.75		0.75		1.52		345

11.24	5.72	84,623	0.79		0.79		0.75		0.75		1.52		512

11.32	7.17	9,105	0.86		0.86		0.75		0.75		1.98		272

10.84	2.27	7,483	0.81		0.81		0.75		0.75		1.85		185

9.43	3.20	80,405	1.41	*	1.41	*	0.90	*	0.90	*	1.90	*	274

9.51	(10.15)	68,241	1.01		1.01		0.90		0.90		1.50		413

10.75	(1.96)	82,338	0.91		0.91		0.90		0.90		1.36		345

11.24	5.56	78,210	0.94		0.94		0.90		0.90		1.44		512

11.32	7.01	79,540	1.01		1.01		0.90		0.90		1.83		272

10.84	2.12	78,640	0.96		0.96		0.90		0.90		1.70		185

9.43	3.14	367,965	1.51	*	1.51	*	1.00	*	1.00	*	1.79	*	274

9.51	(10.24)	374,446	1.11		1.11		1.00		1.00		1.40		413

10.75	(2.05)	499,139	1.01		1.01		1.00		1.00		1.26		345

11.24	5.45	488,470	1.04		1.04		1.00		1.00		1.34		512

11.32	6.90	477,388	1.11		1.11		1.00		1.00		1.73		272

10.84	2.02	444,881	1.06		1.06		1.00		1.00		1.59		185

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	9

Statement of Assets and Liabilities	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	June 30, 2023	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$697,046
Investments in Affiliates	32,961
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,278
Over the counter	16,234
Deposits with counterparty	16,909
Foreign currency, at value	4,868
Receivable for investments sold	11,576
Receivable for investments sold on a delayed-delivery basis	136
Receivable for TBA investments sold	237,125
Receivable for Portfolio shares sold	2,943
Interest and/or dividends receivable	2,646
Dividends receivable from Affiliates	145
Total Assets	1,023,867

Liabilities:

Borrowings & Other Financing Transactions
Payable for short sales	$59,652
Financial Derivative Instruments
Exchange-traded or centrally cleared	3,206
Over the counter	4,221
Payable for investments purchased	15,783
Payable for investments in Affiliates purchased	145
Payable for TBA investments purchased	359,529
Deposits from counterparty	12,004
Payable for Portfolio shares redeemed	455
Accrued investment advisory fees	124
Accrued supervisory and administrative fees	247
Accrued distribution fees	80
Accrued servicing fees	11
Foreign capital gains tax payable	9
Total Liabilities	455,466

Net Assets	$568,401

Net Assets Consist of:

Paid in capital	$656,544
Distributable earnings (accumulated loss)	(88,143)

Net Assets	$568,401

Net Assets:

Institutional Class	$120,031
Administrative Class	80,405
Advisor Class	367,965

Shares Issued and Outstanding:

Institutional Class	12,734
Administrative Class	8,530
Advisor Class	39,035

Net Asset Value Per Share Outstanding(a):

Institutional Class	$9.43
Administrative Class	9.43
Advisor Class	9.43

Cost of investments in securities	$763,825
Cost of investments in Affiliates	$32,955
Cost of foreign currency held	$4,754
Proceeds received on short sales	$59,930
Cost or premiums of financial derivative instruments, net	$1,980

* Includes repurchase agreements of:	$888

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

Six Months Ended June 30, 2023 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest, net of foreign taxes*	$8,600
Dividends from Investments in Affiliates	808
Miscellaneous income	24
Total Income	9,432

Expenses:

Investment advisory fees	714
Supervisory and administrative fees	1,427
Distribution and/or servicing fees - Administrative Class	57
Distribution and/or servicing fees - Advisor Class	464
Trustee fees	12
Interest expense	1,446
Total Expenses	4,120
Waiver and/or Reimbursement by PIMCO	(0)
Net Expenses	4,120

Net Investment Income (Loss)	5,312

Net Realized Gain (Loss):

Investments in securities	(2,534)
Investments in Affiliates	15
Exchange-traded or centrally cleared financial derivative instruments	(3,551)
Over the counter financial derivative instruments	(3,581)
Short sales	(4)
Foreign currency	10

Net Realized Gain (Loss)	(9,645)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(10,271)
Investments in Affiliates	11
Exchange-traded or centrally cleared financial derivative instruments	7,836
Over the counter financial derivative instruments	25,232
Foreign currency assets and liabilities	(610)

Net Change in Unrealized Appreciation (Depreciation)	22,198

Net Increase (Decrease) in Net Assets Resulting from Operations	$17,865

* Foreign tax withholdings	$13

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	11

Statements of Changes in Net Assets	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

(Amounts in thousands†)	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$5,312	$9,022
Net realized gain (loss)	(9,645)	4,791
Net change in unrealized appreciation (depreciation)	22,198	(83,144)

Net Increase (Decrease) in Net Assets Resulting from Operations	17,865	(69,331)

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(4,764)	(1,986)
Administrative Class	(3,149)	(1,111)
Advisor Class	(14,415)	(6,020)

Total Distributions(a)	(22,328)	(9,117)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	10,109	(60,851)

Total Increase (Decrease) in Net Assets	5,646	(139,299)

Net Assets:

Beginning of period	562,755	702,054
End of period	$568,401	$562,755

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	June 30, 2023	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 122.6%

ARGENTINA 0.0%

SOVEREIGN ISSUES 0.0%

Argentina Government International Bond
0.500% due 07/09/2030 þ		$230	$77
1.000% due 07/09/2029		5	2

Total Argentina (Cost $148)			79

AUSTRALIA 0.2%

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%

Pepper Residential Securities Trust
6.149% due 03/12/2061 •		$73	73

RESIMAC Bastille Trust
6.093% due 09/05/2057 •		116	116

			189

SOVEREIGN ISSUES 0.2%

Australia Government International Bond
1.000% due 11/21/2031	AUD	1,000	524
1.250% due 05/21/2032		200	106
1.750% due 06/21/2051		50	19
4.500% due 04/21/2033		900	623

			1,272

Total Australia (Cost $1,722)			1,461

BELGIUM 0.1%

CORPORATE BONDS & NOTES 0.1%

KBC Group NV
5.796% due 01/19/2029 •		$800	795

Total Belgium (Cost $800)			795

CANADA 0.6%

CORPORATE BONDS & NOTES 0.1%

Air Canada Pass-Through Trust
3.300% due 07/15/2031		$77	68

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	500	492

			560

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%

Real Estate Asset Liquidity Trust
2.381% due 02/12/2055 ~	CAD	359	248
2.867% due 02/12/2055 ~		1,000	651

			899

SOVEREIGN ISSUES 0.3%

Canada Government Bond
1.750% due 12/01/2053		910	507

Canada Government Real Return Bond
1.500% due 12/01/2044 (f)		541	409

Province of Ontario
3.500% due 01/27/2027	AUD	1,000	635

			1,551

Total Canada (Cost $3,378)			3,010

CAYMAN ISLANDS 7.1%

ASSET-BACKED SECURITIES 6.8%

American Money Management Corp. CLO Ltd.
6.231% due 04/14/2029 •		$197	197
6.287% due 11/10/2030 •		1,379	1,369

AREIT Trust
6.237% due 11/17/2038 •		1,129	1,100

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Barings CLO Ltd.
6.320% due 01/20/2032 •		$1,500	$1,481

BDS Ltd.
6.507% due 12/16/2036 •		1,700	1,667

Benefit Street Partners CLO Ltd.
6.210% due 10/15/2030 •		1,604	1,591

Carlyle Global Market Strategies CLO Ltd.
6.271% due 08/14/2030 •		1,547	1,537

CIFC Funding Ltd.
6.223% due 10/24/2030 •		1,714	1,702

Crestline Denali CLO Ltd.
6.280% due 04/20/2030 •		1,245	1,234

Dryden CLO Ltd.
6.250% due 01/17/2032 •		1,700	1,675

Elevation CLO Ltd.
6.205% due 10/25/2030 •		1,638	1,626

Gallatin CLO Ltd.
6.350% due 07/15/2031 •		2,100	2,060

GPMT Ltd.
6.498% due 12/15/2036 •		1,800	1,739

Halseypoint CLO Ltd.
6.749% due 11/30/2032 •		1,600	1,587

Jamestown CLO Ltd.
6.600% due 04/15/2033 •		1,300	1,282

KREF Ltd.
6.526% due 02/17/2039 •		1,700	1,665

LCM LP
6.135% due 07/19/2027 •		1,090	1,084
6.290% due 10/20/2027 •		176	176

LoanCore Issuer Ltd.
6.616% due 01/17/2037 •		1,700	1,673

Marble Point CLO Ltd.
6.300% due 10/15/2030 •		768	762

MF1 Ltd.
6.417% due 02/19/2037 •		1,800	1,760

MF1 Multifamily Housing Mortgage Loan Trust
6.111% due 07/15/2036 •		248	244

MidOcean Credit CLO
6.329% due 01/29/2030 •		991	985

Mountain View CLO LLC
6.350% due 10/16/2029 •		1,014	1,008

Starwood Commercial Mortgage Trust
6.358% due 04/18/2038 •		1,700	1,638

THL Credit Wind River CLO Ltd.
6.340% due 04/15/2031 •		1,700	1,679

Venture CLO Ltd.
6.140% due 04/15/2027 •		146	145
6.311% due 09/07/2030 •		1,215	1,205

Vibrant CLO Ltd.
6.290% due 09/15/2030 •		1,422	1,406
6.370% due 07/20/2032 •		1,600	1,573

			38,850

CORPORATE BONDS & NOTES 0.2%

MGM China Holdings Ltd.
4.750% due 02/01/2027		500	456

Sands China Ltd.
5.625% due 08/08/2025		200	195
5.900% due 08/08/2028		500	477

			1,128

SOVEREIGN ISSUES 0.1%

KSA Sukuk Ltd.
5.268% due 10/25/2028		400	409

Total Cayman Islands (Cost $40,991)			40,387

CHINA 4.5%

SOVEREIGN ISSUES 4.5%

China Government International Bond
2.440% due 10/15/2027	CNY	133,180	18,357

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.680% due 05/21/2030		$9,600	$1,325
3.010% due 05/13/2028		3,800	537
3.190% due 04/15/2053		300	43
3.530% due 10/18/2051		28,000	4,175
3.720% due 04/12/2051		9,000	1,385

Total China (Cost $27,673)			25,822

DENMARK 4.5%

CORPORATE BONDS & NOTES 4.5%

Jyske Realkredit AS
1.000% due 04/01/2024	DKK	8,200	1,179
1.000% due 10/01/2050		37,907	3,905
1.500% due 10/01/2053		3,813	408

Nordea Kredit Realkreditaktieselskab
1.000% due 04/01/2024		20,300	2,919
1.000% due 10/01/2050		40,290	4,132
1.500% due 10/01/2053		4,424	488

Nykredit Realkredit AS
1.000% due 10/01/2050		25,526	2,659
1.500% due 10/01/2053		18,957	2,079

Realkredit Danmark AS
1.000% due 04/01/2024		46,800	6,730
1.000% due 10/01/2050		5,225	551
1.500% due 10/01/2053		4,684	502

Total Denmark (Cost $31,798)			25,552

FRANCE 2.1%

CORPORATE BONDS & NOTES 0.6%

Societe Generale SA
1.488% due 12/14/2026 •		$2,400	2,113
2.226% due 01/21/2026 •		400	372
2.797% due 01/19/2028 •		400	355
3.337% due 01/21/2033 •		500	401

			3,241

SOVEREIGN ISSUES 1.5%

France Government International Bond
0.500% due 05/25/2072	EUR	1,000	430
0.750% due 05/25/2052		4,650	2,767
2.000% due 05/25/2048		6,200	5,352

			8,549

Total France (Cost $17,455)			11,790

GERMANY 1.7%

CORPORATE BONDS & NOTES 1.7%

Deutsche Bank AG
1.625% due 01/20/2027	EUR	2,200	2,135
1.750% due 11/19/2030 •		600	518
2.222% due 09/18/2024 •		$1,800	1,777
2.625% due 12/16/2024	GBP	300	355
2.625% due 02/12/2026	EUR	1,200	1,240
3.547% due 09/18/2031 •		$1,000	831
3.729% due 01/14/2032 •(h)		1,100	833
3.961% due 11/26/2025 •		1,250	1,192

IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK)
6.000% due 05/15/2027 (c)		900	847

Total Germany (Cost $11,342)			9,728

HUNGARY 0.2%

SOVEREIGN ISSUES 0.2%

Hungary Government International Bond
6.250% due 09/22/2032		$900	924

Total Hungary (Cost $897)			924

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	13

Schedule of Investments	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IRELAND 1.8%

ASSET-BACKED SECURITIES 1.4%

Armada Euro CLO DAC
3.897% due 07/15/2031 •	EUR	700	$747

Aurium CLO DAC
3.847% due 04/16/2030 •		496	531

BlueMountain Fuji EUR CLO DAC
3.827% due 07/15/2030 •		980	1,050

Cairn CLO DAC
3.842% due 04/30/2031 •		1,084	1,159

CVC Cordatus Loan Fund DAC
3.827% due 10/15/2031 •		800	857

Dryden Euro CLO DAC
3.837% due 04/15/2033 •		900	961

Jubilee CLO DAC
3.787% due 04/15/2030 •		800	856
3.827% due 04/15/2031 •		500	533

Man GLG Euro CLO DAC
4.216% due 12/15/2031 •		999	1,070

			7,764

CORPORATE BONDS & NOTES 0.2%

AerCap Ireland Capital DAC
2.450% due 10/29/2026		$600	537
3.000% due 10/29/2028		600	519

			1,056

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%

Shamrock Residential DAC
4.289% due 01/24/2061 •	EUR	1,241	1,340

Total Ireland (Cost $11,225)			10,160

ISRAEL 0.3%

SOVEREIGN ISSUES 0.3%

Israel Government International Bond
2.000% due 03/31/2027	ILS	4,400	1,111
4.500% due 01/17/2033		$400	394

Total Israel (Cost $1,750)			1,505

ITALY 0.7%

CORPORATE BONDS & NOTES 0.5%

Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	900	877
2.625% due 04/28/2025		500	512

UniCredit SpA
7.830% due 12/04/2023		$1,200	1,207

			2,596

SOVEREIGN ISSUES 0.2%

Cassa Depositi e Prestiti SpA
5.750% due 05/05/2026		900	889

Italy Government International Bond
6.000% due 08/04/2028	GBP	400	496

			1,385

Total Italy (Cost $4,410)			3,981

JAPAN 8.4%

CORPORATE BONDS & NOTES 0.3%

Mizuho Financial Group, Inc.
3.922% due 09/11/2024 •		$500	498
6.540% (US0003M + 1.000%) due 09/11/2024 ~		900	901

Nomura Holdings, Inc.
2.329% due 01/22/2027		500	442

			1,841

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 8.1%

Development Bank of Japan, Inc.
1.750% due 08/28/2024		$1,400	$1,339

Japan Government International Bond
0.005% due 03/01/2024	JPY	500,000	3,469
0.005% due 04/01/2024		560,000	3,886
0.005% due 05/01/2024		250,000	1,735
0.005% due 10/01/2024		1,010,000	7,011
0.100% due 03/10/2028 (f)		678,509	4,956
0.300% due 06/20/2046		620,000	3,607
0.500% due 09/20/2046		202,000	1,229
0.500% due 03/20/2049		740,000	4,346
0.700% due 12/20/2048		612,000	3,794
1.200% due 09/20/2035		1,210,000	8,999

Tokyo Metropolitan Government
0.750% due 07/16/2025		$2,100	1,915

			46,286

Total Japan (Cost $61,427)			48,127

JERSEY, CHANNEL ISLANDS 0.3%

ASSET-BACKED SECURITIES 0.3%

Saranac CLO Ltd.
6.684% due 08/13/2031 •		$1,700	1,680

Total Jersey, Channel Islands (Cost $1,700)			1,680

LUXEMBOURG 0.2%

CORPORATE BONDS & NOTES 0.2%

Aroundtown SA
1.625% due 01/31/2028	EUR	700	541
5.375% due 03/21/2029		$200	148

CPI Property Group SA
2.750% due 05/12/2026	EUR	300	266

Total Luxembourg (Cost $1,370)			955

MALAYSIA 0.5%

CORPORATE BONDS & NOTES 0.1%

Petronas Capital Ltd.
3.404% due 04/28/2061		$400	286
4.550% due 04/21/2050		200	184
4.800% due 04/21/2060		200	188

			658

SOVEREIGN ISSUES 0.4%

Malaysia Government International Bond
2.632% due 04/15/2031	MYR	1,709	337
3.885% due 08/15/2029		8,067	1,742

Malaysia Government Investment Issue
3.465% due 10/15/2030		2,379	498

			2,577

Total Malaysia (Cost $3,535)			3,235

MULTINATIONAL 0.2%

CORPORATE BONDS & NOTES 0.2%

Delta Air Lines, Inc.
4.750% due 10/20/2028		$800	777

Preferred Term Securities Ltd.
5.914% (US0003M + 0.400%) due 06/23/2035 ~		528	496

Total Multinational (Cost $1,264)			1,273

NEW ZEALAND 0.1%

SOVEREIGN ISSUES 0.1%

New Zealand Government International Bond
1.500% due 05/15/2031	NZD	700	343

Total New Zealand (Cost $488)			343

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PERU 0.3%

CORPORATE BONDS & NOTES 0.1%

Banco de Credito del Peru SA
4.650% due 09/17/2024	PEN	2,200	$582

SOVEREIGN ISSUES 0.2%

Peru Government International Bond
2.780% due 12/01/2060		$700	430
5.940% due 02/12/2029	PEN	1,800	487

			917

Total Peru (Cost $1,909)			1,499

POLAND 0.4%

SOVEREIGN ISSUES 0.4%

Poland Government International Bond
3.875% due 02/14/2033	EUR	1,000	1,084
4.250% due 02/14/2043		300	322
4.875% due 10/04/2033		$400	393
5.500% due 04/04/2053		300	303

Total Poland (Cost $2,086)			2,102

QATAR 0.0%

CORPORATE BONDS & NOTES 0.0%

QatarEnergy Trading LLC
2.250% due 07/12/2031		$300	252

Total Qatar (Cost $297)			252

REPUBLIC OF KOREA 0.7%

SOVEREIGN ISSUES 0.7%

Korea Government International Bond
3.250% due 06/10/2033	KRW	5,111,540	3,750

Total Republic of Korea (Cost $3,842)			3,750

ROMANIA 0.8%

SOVEREIGN ISSUES 0.8%

Romania Government International Bond
1.375% due 12/02/2029	EUR	540	458
1.750% due 07/13/2030		700	584
2.000% due 01/28/2032		100	80
2.000% due 04/14/2033		500	386
2.124% due 07/16/2031		100	83
2.125% due 03/07/2028		400	380
2.625% due 12/02/2040		400	266
2.875% due 04/13/2042		800	538
3.750% due 02/07/2034		600	531
5.000% due 09/27/2026		700	768
6.625% due 09/27/2029		300	341

Total Romania (Cost $5,888)			4,415

SAUDI ARABIA 0.6%

SOVEREIGN ISSUES 0.6%

Saudi Government International Bond
3.250% due 10/22/2030		$200	182
4.750% due 01/18/2028		1,600	1,588
4.875% due 07/18/2033		1,800	1,800

Total Saudi Arabia (Cost $3,561)			3,570

SERBIA 0.1%

SOVEREIGN ISSUES 0.1%

Serbia Government International Bond
2.050% due 09/23/2036	EUR	500	336

Total Serbia (Cost $571)			336

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SINGAPORE 0.1%

CORPORATE BONDS & NOTES 0.1%

Pfizer Investment Enterprises Pte. Ltd.
4.650% due 05/19/2030		$500	$494

Total Singapore (Cost $499)			494

SOUTH KOREA 3.0%

SOVEREIGN ISSUES 3.0%

Korea Government International Bond
2.000% due 06/10/2031	KRW	1,378,630	927
2.125% due 06/10/2027		1,225,000	878
2.375% due 12/10/2027		1,350,000	971
2.375% due 12/10/2028		5,820,000	4,133
2.625% due 06/10/2028		2,450,000	1,771
4.250% due 12/10/2032		9,350,320	7,414
5.500% due 03/10/2028		1,350,000	1,105

Total South Korea (Cost $19,697)			17,199

SPAIN 0.9%

CORPORATE BONDS & NOTES 0.0%

Banco Santander SA
1.849% due 03/25/2026		$200	179

SOVEREIGN ISSUES 0.9%

Autonomous Community of Catalonia
4.220% due 04/26/2035	EUR	200	217

Spain Government International Bond
0.850% due 07/30/2037		200	153
1.450% due 10/31/2071		1,600	847
3.450% due 07/30/2066		2,700	2,687
3.900% due 07/30/2039		1,100	1,227

			5,131

Total Spain (Cost $8,499)			5,310

SUPRANATIONAL 0.0%

CORPORATE BONDS & NOTES 0.0%

European Investment Bank
0.500% due 08/10/2023	AUD	400	265

Total Supranational (Cost $347)			265

SWITZERLAND 1.2%

CORPORATE BONDS & NOTES 1.2%

Credit Suisse AG
6.500% due 08/08/2023 (g)		$700	697

UBS Group AG
2.193% due 06/05/2026 •		1,200	1,101
3.091% due 05/14/2032 •		500	405
3.869% due 01/12/2029 •		800	724
4.194% due 04/01/2031 •		1,200	1,069
4.282% due 01/09/2028		250	231
6.373% due 07/15/2026 •		600	596
6.537% due 08/12/2033 •		2,200	2,255

Total Switzerland (Cost $7,445)			7,078

UNITED ARAB EMIRATES 0.1%

CORPORATE BONDS & NOTES 0.1%

MDGH GMTN RSC Ltd.
5.500% due 04/28/2033		$400	421

Total United Arab Emirates (Cost $395)			421

UNITED KINGDOM 6.1%

CORPORATE BONDS & NOTES 2.5%

Annington Funding PLC
1.650% due 07/12/2024	EUR	800	838

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Haleon U.K. Capital PLC
3.125% due 03/24/2025		$900	$860

HSBC Holdings PLC
4.041% due 03/13/2028 •		1,000	937
4.583% due 06/19/2029 •		800	754

Lloyds Banking Group PLC
3.900% due 11/23/2023	AUD	800	529

Nationwide Building Society
2.972% due 02/16/2028 •		$1,200	1,079

NatWest Markets PLC
1.000% due 05/28/2024	EUR	800	849

Santander U.K. Group Holdings PLC
4.796% due 11/15/2024 •		$2,400	2,382

Santander U.K. PLC
5.234% (SONIO/N + 0.550%) due 02/12/2027 ~	GBP	500	636

Standard Chartered PLC
0.991% due 01/12/2025 •		$1,200	1,164
2.608% due 01/12/2028 •		1,400	1,241
6.187% due 07/06/2027 (b)		1,400	1,401
6.296% due 07/06/2034 (b)		1,400	1,403

			14,073

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.5%

Avon Finance PLC
5.809% due 09/20/2048 •	GBP	651	827

Business Mortgage Finance PLC
5.822% due 02/15/2041 •		11	14

Eurohome UK Mortgages PLC
5.137% due 06/15/2044 •		143	175

Eurosail PLC
5.940% due 06/13/2045 •		201	253

Mansard Mortgages PLC
5.651% due 12/15/2049 •		65	81

Newgate Funding PLC
5.038% due 12/01/2050 •		181	218
6.005% due 12/15/2050 •		153	187

Precise Mortgage Funding PLC
6.065% due 12/12/2055 •		670	854

Residential Mortgage Securities PLC
6.159% due 06/20/2070 •		594	757

Ripon Mortgages PLC
5.491% due 08/28/2056 •		4,054	5,131

RMAC Securities PLC
5.134% due 06/12/2044 •		285	347

Stratton Mortgage Funding PLC
5.279% due 07/20/2060		1,464	1,860

Towd Point Mortgage Funding
5.523% due 10/20/2051		591	752
5.841% due 07/20/2045 •		1,352	1,717

Trinity Square PLC
5.316% due 07/15/2059 •		765	970

			14,143

SOVEREIGN ISSUES 1.1%

United Kingdom Gilt
0.625% due 10/22/2050		1,300	671
1.250% due 07/31/2051		2,100	1,323
1.500% due 07/31/2053		1,100	730
1.750% due 01/22/2049		1,300	977
3.250% due 01/22/2044		900	951
4.250% due 12/07/2040		1,200	1,477

			6,129

Total United Kingdom (Cost $40,662)			34,345

UNITED STATES 53.0%

ASSET-BACKED SECURITIES 3.9%

ACE Securities Corp. Home Equity Loan Trust
5.430% due 07/25/2036 •		$977	731

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

AMRESCO Residential Securities Corp. Mortgage Loan Trust
6.090% due 06/25/2029 •	$1	$1

Argent Mortgage Loan Trust
5.630% due 05/25/2035 •	1,045	942

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
5.910% due 02/25/2036 •	1,263	966

Citigroup Mortgage Loan Trust
5.470% due 12/25/2036 •	384	216
5.540% due 06/25/2037 •	1,470	1,448
5.670% due 03/25/2036 •	336	300
6.140% due 07/25/2035 •	1,200	1,105

Countrywide Asset-Backed Certificates Trust
3.468% due 04/25/2035 •	383	366
4.450% due 08/25/2035 ^«~	116	101
5.290% due 06/25/2035 •	228	199
5.290% due 06/25/2037 •	296	273
5.290% due 07/25/2037 •	204	185
5.290% due 06/25/2047 ^•	238	212
5.290% due 06/25/2047 •	692	636
5.300% due 04/25/2047 ^«•	2	2
5.410% due 12/25/2036 ^•	264	236
5.430% due 03/25/2037 •	1,081	1,028

First Franklin Mortgage Loan Trust
5.265% due 07/25/2036 •	562	523

GSAMP Trust
5.795% due 11/25/2035 ^•	1,000	872
5.870% due 11/25/2035 •	1,000	809

Home Equity Mortgage Loan Asset-Backed Trust
5.390% due 04/25/2037 •	421	275

HSI Asset Securitization Corp. Trust
5.410% due 04/25/2037 •	607	311

LL ABS Trust
1.070% due 05/15/2029	256	249

Long Beach Mortgage Loan Trust
5.710% due 10/25/2034 •	12	12

Merrill Lynch Mortgage Investors Trust
5.450% due 08/25/2037 •	1,028	534

Morgan Stanley ABS Capital, Inc. Trust
5.280% due 10/25/2036 •	95	84

Morgan Stanley Home Equity Loan Trust
5.250% due 12/25/2036 •	776	377
5.380% due 04/25/2037 •	623	327

Morgan Stanley Mortgage Loan Trust
6.419% due 09/25/2046 ^þ	135	32

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.585% due 03/25/2036 •	303	297

NovaStar Mortgage Funding Trust
5.280% due 03/25/2037 •	525	350

Option One Mortgage Loan Trust
5.290% due 01/25/2037 •	311	203

Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ	635	221
5.675% due 06/25/2037 ^þ	1,053	305
5.731% due 11/25/2036 þ	967	364
7.700% due 12/25/2032 «•	118	95

Residential Asset Mortgage Products Trust
5.590% due 12/25/2035 •	210	188
5.610% due 12/25/2035 •	677	543

Residential Asset Securities Corp. Trust
5.400% due 11/25/2036 ^•	1,641	1,420

Saxon Asset Securities Trust
6.900% due 12/25/2037 •	288	238

SMB Private Education Loan Trust
6.517% due 02/16/2055 •	1,135	1,125

Soundview Home Loan Trust
5.300% due 06/25/2037 •	59	40
5.650% due 11/25/2036 •	1,099	1,020

Structured Asset Investment Loan Trust
5.280% due 07/25/2036 •	330	237
5.770% due 01/25/2036 •	714	657

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	15

Schedule of Investments	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Terwin Mortgage Trust
6.090% due 11/25/2033 •		$15	$13

Texas Natural Gas Securitization Finance Corp.
5.102% due 04/01/2035		300	301

Toyota Auto Loan Extended Note Trust
2.560% due 11/25/2031		1,400	1,360

			22,329

CORPORATE BONDS & NOTES 2.2%

7-Eleven, Inc.
0.800% due 02/10/2024		200	194

American Airlines Pass-Through Trust
3.000% due 04/15/2030		209	186

American Tower Corp.
2.950% due 01/15/2025		800	766

Bayer U.S. Finance LLC
4.250% due 12/15/2025		300	290
6.562% (US0003M + 1.010%) due 12/15/2023 ~		500	500

Blackstone Holdings Finance Co. LLC
3.500% due 06/01/2034	EUR	600	569

Broadcom, Inc.
2.450% due 02/15/2031		$400	325

Charter Communications Operating LLC
3.750% due 02/15/2028		100	92
3.950% due 06/30/2062		900	554

Credit Suisse AG AT1 Claim^		300	12

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032		200	159

Ford Motor Credit Co. LLC
2.748% due 06/14/2024	GBP	400	486
3.370% due 11/17/2023		$600	594
3.375% due 11/13/2025		400	372
4.053% due 11/15/2023 •	EUR	100	109

GA Global Funding Trust
2.250% due 01/06/2027		$400	355

Goldman Sachs Group, Inc.
0.875% due 05/09/2029	EUR	800	719
3.615% due 03/15/2028 •		$300	282

Hyatt Hotels Corp.
1.300% due 10/01/2023		300	297

Morgan Stanley
2.630% due 02/18/2026 •		1,000	949

Nissan Motor Acceptance Co. LLC
2.450% due 09/15/2028		500	400

Organon & Co.
2.875% due 04/30/2028	EUR	200	190

Pacific Gas & Electric Co.
2.100% due 08/01/2027		$100	85
2.950% due 03/01/2026		100	92
3.450% due 07/01/2025		100	94
4.000% due 12/01/2046		100	67
4.200% due 03/01/2029		600	540
4.550% due 07/01/2030		200	181

Penske Truck Leasing Co. LP
3.950% due 03/10/2025		1,400	1,346

Principal Life Global Funding
1.375% due 01/10/2025		400	373

Southern California Edison Co.
1.100% due 04/01/2024		300	290
5.922% (SOFRRATE + 0.830%) due 04/01/2024 ~		100	100

Wells Fargo & Co.
3.908% due 04/25/2026 •		300	290

West Virginia United Health System Obligated Group
3.129% due 06/01/2050		800	536

			12,394

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

Avolon TLB Borrower 1 (U.S.) LLC
7.396% (LIBOR01M + 2.250%) due 12/01/2027 ~		1,170	1,170

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CenturyLink, Inc.
7.467% due 03/15/2027	$372	$288

Charter Communications Operating LLC
6.795 - 6.834% due 02/01/2027	559	556

		2,014

MUNICIPAL BONDS & NOTES 0.1%

Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
2.158% due 06/01/2026	600	546

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.8%

Banc of America Mortgage Trust
3.896% due 02/25/2036 ^~	17	15

Bear Stearns Adjustable Rate Mortgage Trust
4.342% due 08/25/2033 «~	1	0

Bear Stearns ALT-A Trust
3.827% due 03/25/2036 ^~	55	42
3.990% due 11/25/2035 ^~	11	9
4.116% due 08/25/2036 ^~	24	13
4.202% due 09/25/2035 ^~	13	8
5.470% due 02/25/2034 •	18	16

Bear Stearns Structured Products, Inc. Trust
3.484% due 12/26/2046 ^~	13	10

Chase Mortgage Finance Trust
4.529% due 07/25/2037 ~	23	17

Citigroup Mortgage Loan Trust
2.500% due 05/25/2051 ~	761	615
3.000% due 11/27/2051 ~	1,770	1,494
5.500% due 10/25/2035 •	1,020	518
6.080% due 09/25/2035 •	1	1

Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
3.626% due 09/25/2035 ^~	88	76

Countrywide Alternative Loan Trust
4.976% due 12/25/2035 •	23	19
5.250% due 06/25/2035 ^	4	3
5.476% due 11/25/2035 •	6	5
5.577% due 03/20/2046 •	30	25
5.710% due 02/25/2037 •	25	20

Countrywide Home Loan Mortgage Pass-Through Trust
3.810% due 11/25/2034 ~	2	2
5.500% due 01/25/2035	184	178
5.610% due 05/25/2035 •	12	10
5.790% due 03/25/2035 •	19	16
5.810% due 02/25/2035 •	3	3

Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.500% due 08/25/2036 ^	656	472
5.863% due 02/25/2037 ^~	147	35

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.900% due 10/25/2047 •	519	422

Extended Stay America Trust
6.274% due 07/15/2038 •	1,542	1,513

GS Mortgage-Backed Securities Corp. Trust
2.500% due 09/25/2052 ~	2,953	2,392

GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	342	277
2.500% due 01/25/2052 ~	1,497	1,209
2.500% due 02/25/2052 ~	678	548
2.500% due 04/25/2052 ~	435	351
2.500% due 07/25/2052 ~	1,171	949
3.000% due 08/26/2052 ~	1,838	1,552

GSR Mortgage Loan Trust
3.935% due 01/25/2036 ^~	15	15
4.304% due 04/25/2035 «~	31	29
5.480% due 12/25/2034 «•	6	5

IndyMac INDX Mortgage Loan Trust
5.570% due 05/25/2046 •	238	212
5.630% due 07/25/2035 •	9	8

JP Morgan Mortgage Trust
3.000% due 12/25/2051 ~	1,452	1,226
3.000% due 01/25/2052 ~	4,327	3,654
3.000% due 03/25/2052 ~	2,790	2,355

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 05/25/2052 ~	$3,803	$3,206
3.655% due 07/27/2037 ~	34	30
4.000% due 02/25/2036 ^~	12	9

Manhattan West Mortgage Trust
2.130% due 09/10/2039	1,400	1,197

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.633% due 12/15/2030 •	1	1

MFA Trust
1.381% due 04/25/2065 ~	506	454
1.947% due 04/25/2065 ~	184	166

Morgan Stanley Capital Trust
6.362% due 12/15/2038 •	1,700	1,603

Morgan Stanley Mortgage Loan Trust
6.115% due 06/25/2036 ~	11	11

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	794	733
2.750% due 11/25/2059 ~	675	622

OBX Trust
3.000% due 01/25/2052 ~	1,803	1,523

One New York Plaza Trust
6.143% due 01/15/2036 •	1,600	1,519

Residential Accredit Loans, Inc. Trust
4.165% due 06/25/2046 •	231	56
4.398% due 10/25/2037 ~	148	131
5.300% due 02/25/2047 •	21	8
5.570% due 04/25/2046 •	369	109
6.000% due 06/25/2036	365	291

Structured Adjustable Rate Mortgage Loan Trust
5.701% due 04/25/2034 «~	1	0

Structured Asset Mortgage Investments Trust
5.370% due 09/25/2047 •	50	42
5.476% due 08/25/2047 ^•	19	17
5.570% due 05/25/2036 •	4	3
5.590% due 05/25/2036 •	39	32
5.610% due 05/25/2045 •	8	7
5.726% due 07/19/2034 «•	1	1
5.846% due 03/19/2034 •	1	1

Structured Asset Securities Corp.
5.430% due 01/25/2036 •	172	137

Structured Asset Securities Corp. Mortgage Loan Trust
5.440% due 10/25/2036 •	343	287

TBW Mortgage-Backed Trust
6.470% due 09/25/2036 ^þ	189	6

Thornburg Mortgage Securities Trust
7.151% due 06/25/2047 ^•	13	11

Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	771	668
2.710% due 01/25/2060 ~	656	605
2.900% due 10/25/2059 ~	2,338	2,151
6.150% due 05/25/2058 •	315	315

UWM Mortgage Trust
2.500% due 11/25/2051 ~	1,957	1,581
2.500% due 12/25/2051 ~	90	73
3.000% due 01/25/2052 ~	544	459

Wachovia Mortgage Loan Trust LLC
4.291% due 10/20/2035 ^«~	22	21

WaMu Mortgage Pass-Through Certificates Trust
3.435% due 12/25/2036 ^«~	81	69
3.823% due 02/27/2034 •	1	1
3.913% due 04/25/2035 ~	11	10
4.016% due 03/25/2033 ~	3	3
4.079% due 03/25/2035 «~	13	12
4.956% due 06/25/2046 •	15	13
4.976% due 02/25/2046 •	35	31
5.770% due 01/25/2045 •	24	24

Washington Mutual Mortgage Pass-Through Certificates Trust
4.916% due 07/25/2046 ^•	16	10

		38,598

U.S. GOVERNMENT AGENCIES 33.4%

Fannie Mae
3.000% due 03/01/2060	545	482

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.500% due 01/01/2059	$960	$876
3.621% due 12/01/2034 •	1	1
4.082% due 05/25/2035 ~	3	2
4.415% due 11/01/2034 •	7	7
4.944% due 10/01/2044 •	5	4
5.258% due 03/25/2034 •	1	1
5.500% due 09/25/2042 •	7	7
5.550% due 06/25/2036 •	8	8
6.000% due 07/25/2044	4	4

Fannie Mae, TBA
5.500% due 09/01/2053	2,600	2,587
6.000% due 08/01/2053	21,400	21,586
6.500% due 07/01/2053 - 08/01/2053	44,200	45,130

Freddie Mac
0.000% due 01/15/2038 ~(a)	125	5
4.348% due 01/15/2038 •	125	122
4.569% due 04/01/2035 •	9	9
5.176% due 10/25/2044 •	15	14
5.693% due 12/15/2032 •	2	2
5.793% due 12/15/2037 •	3	3

Ginnie Mae
3.000% due 07/20/2046 - 05/20/2047	14	13
5.894% due 05/20/2066 - 06/20/2066 •	2,026	2,012
5.944% due 11/20/2066 •	367	365

Uniform Mortgage-Backed Security
2.500% due 02/01/2051 - 01/01/2052	2,485	2,115
3.000% due 10/01/2049 - 05/01/2051	1,060	943
3.500% due 10/01/2034 - 07/01/2050	1,177	1,094
4.000% due 06/01/2050	438	416

Uniform Mortgage-Backed Security, TBA
4.000% due 08/01/2053	19,550	18,364
4.500% due 08/01/2053	38,300	36,843
5.000% due 08/01/2053 - 09/01/2053	15,600	15,289
5.500% due 08/01/2053	18,200	18,110
6.000% due 07/01/2053	23,100	23,306

		189,720

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 6.3%

U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2025		$4,405	$4,191
0.125% due 07/15/2031		2,377	2,109
0.125% due 01/15/2032		985	867
0.250% due 01/15/2025		4,867	4,667
0.500% due 01/15/2028		10,947	10,242
0.625% due 07/15/2032		313	288
1.125% due 01/15/2033		4,074	3,906
3.875% due 04/15/2029		923	1,020

U.S. Treasury Notes
2.875% due 04/30/2025 (k)(m)		7,700	7,416
3.500% due 02/15/2033		700	682
4.000% due 02/29/2028		700	695

			36,083

Total United States (Cost $314,031)			301,684

SHORT-TERM INSTRUMENTS 21.8%

COMMERCIAL PAPER 0.7%

AT&T, Inc.
5.700% due 03/19/2024		$2,250	2,154

Conagra Brands, Inc.
5.750% due 07/05/2023		600	600

Global Payments, Inc.
5.930% due 07/28/2023		400	398

Mondelez International, Inc.
5.370% due 07/24/2023		600	598

			3,750

REPURCHASE AGREEMENTS (i) 0.2%
			888

ARGENTINA TREASURY BILLS 0.0%
(24.751)% due 10/18/2023 - 11/23/2023 (d)(e)	ARS	36,708	82

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JAPAN TREASURY BILLS 20.9%
(0.193)% due 07/10/2023 - 10/02/2023 (b)(d)(e)	JPY	17,140,000	$118,799

Total Short-Term Instruments (Cost $130,723)			123,519

Total Investments in Securities (Cost $763,825)			697,046

		SHARES
INVESTMENTS IN AFFILIATES 5.8%

SHORT-TERM INSTRUMENTS 5.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.8%

PIMCO Short Asset Portfolio		32,307	311

PIMCO Short-Term Floating NAV Portfolio III		3,357,983	32,650

Total Short-Term Instruments (Cost $32,955)			32,961

Total Investments in Affiliates (Cost $32,955)			32,961

Total Investments 128.4% (Cost $796,780)			$730,007

Financial Derivative Instruments (j)(l) 1.8% (Cost or Premiums, net $1,980)			10,085

Other Assets and Liabilities, net (30.2)%			(171,691)

Net Assets 100.0%			$568,401

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Contingent convertible security.

(h)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Deutsche Bank AG	3.729%	01/14/2032	01/11/2021	$1,100	$833	0.15%

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	17

Schedule of Investments	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.400%	06/30/2023	07/03/2023	$888	U.S. Treasury Notes 4.625% due 06/30/2025	$(906)	$888	$888

Total Repurchase Agreements						$(906)	$888	$888

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
United States (10.5)%
U.S. Government Agencies (10.5)%
Fannie Mae, TBA	2.000%	07/01/2038	$9,300	$(8,280)	$(8,242)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2053	58,950	(48,364)	(48,157)
Uniform Mortgage-Backed Security, TBA	2.500	07/01/2053	2,900	(2,487)	(2,460)
Uniform Mortgage-Backed Security, TBA	3.000	08/01/2053	900	(799)	(793)

Total Short Sales (10.5)%				$(59,930)	$(59,652)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$888	$0	$0	$0	$888	$(906)	$(18)

Total Borrowings and Other Financing Transactions	$888	$0	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(444) at a weighted average interest rate of 4.475%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August 2023 Futures	$111.500	07/21/2023	13	$13	$(6)	$(4)
Call - CBOT U.S. Treasury 10-Year Note August 2023 Futures	115.500	07/21/2023	13	13	(5)	(1)
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.500	12/15/2023	10	25	(9)	(47)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	10	25	(8)	(1)

Total Written Options					$(28)	$(53)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month SOFR Active Contract March Futures	06/2024	176	$	41,749	$(7)	$11	$0
Australia Government 3-Year Bond September Futures	09/2023	242		17,029	(99)	0	(84)
Canada Government 10-Year Bond September Futures	09/2023	20		1,850	(3)	15	0

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Euro-BTP September Futures	09/2023	76	$	9,629	$78	$2	$(77)
Euro-Buxl 30-Year Bond September Futures	09/2023	18		2,742	40	15	(32)
Euro-Schatz September Futures	09/2023	217		24,827	(209)	0	(42)
U.S. Treasury 10-Year Note September Futures	09/2023	8		898	(11)	1	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2023	7		954	11	9	0

					$(200)	$53	$(235)

SHORT FUTURES CONTRACTS
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month SOFR Active Contract June Futures	09/2024	57	$	(13,572)	$22	$1	$0
3-Month SOFR Active Contract September Futures	12/2024	119		(28,455)	1	6	0
Australia Government 10-Year Bond September Futures	09/2023	61		(4,721)	24	57	0
Euro-Bobl September Futures	09/2023	467		(58,965)	900	255	0
Euro-BTP Italy Government Bond September Futures	09/2023	151		(17,243)	160	41	0
Euro-Bund September Futures	09/2023	13		(1,897)	18	13	(2)
Euro-Oat September Futures	09/2023	120		(16,813)	95	128	(9)
Japan Government 10-Year Bond September Futures	09/2023	1		(1,029)	(4)	1	0
U.S. Treasury 2-Year Note September Futures	09/2023	74		(15,047)	221	2	0
U.S. Treasury 5-Year Note September Futures	09/2023	259		(27,737)	534	0	0
U.S. Treasury Long-Term Bond September Futures	09/2023	21		(2,665)	6	0	(16)
U.S. Treasury Ultra 10-Year Note September Futures	09/2023	62		(7,343)	89	0	(18)
United Kingdom Long Gilt September Futures	09/2023	52		(6,294)	55	44	0

					$2,121	$548	$(45)

Total Futures Contracts					$1,921	$601	$(280)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Ford Motor Credit Co. LLC	5.000%	Quarterly	12/20/2024	1.239%	$	200	$7	$4	$11	$0	$0
Jaguar Land Rover Automotive	5.000	Quarterly	06/20/2026	4.659	EUR	800	53	(44)	9	6	0

							$60	$(40)	$20	$6	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-40 10-Year Index	(1.000)%	Quarterly	06/20/2033	$	59,500	$823	$(637)	$186	$0	$(198)
iTraxx Europe Main 39 10-Year Index	(1.000)	Quarterly	06/20/2033	EUR	8,800	206	(124)	82	0	(25)

						$1,029	$(761)	$268	$0	$(223)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-40 5-Year Index	1.000%	Quarterly	06/20/2028	$	56,500	$447	$419	$866	$76	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/20/2025	GBP	12,300	$(101)	$(454)	$(555)	$0	$(42)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/20/2028		9,000	(42)	(573)	(615)	0	(57)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/20/2033		36,000	(1,084)	(1,824)	(2,908)	0	(294)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.250	Annual	09/20/2053		2,800	(84)	(253)	(337)	0	(28)
Pay	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	03/15/2028	INR	142,260	(1)	14	13	0	(3)
Receive	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	03/16/2032		90,500	64	(52)	12	3	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2023	JPY	2,310,000	15	(9)	6	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.200	Semi-Annual	06/19/2029		900,000	153	(218)	(65)	0	(3)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2031		1,790,000	(215)	(264)	(479)	0	(10)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		430,000	(109)	(1)	(110)	0	(3)

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	19

Schedule of Investments	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.250%	Annual	09/14/2032	JPY	260,000	$(49)	$5	$(44)	$0	$(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		240,000	(311)	67	(244)	0	(9)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		360,000	(179)	23	(156)	0	(14)
Pay	1-Day SGD-SIBCSORA Compounded-OIS	3.000	Semi-Annual	03/15/2028	SGD	4,620	30	(87)	(57)	0	(20)
Pay	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	08/25/2023	$	5,950	0	(84)	(84)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	08/31/2023		7,050	0	(100)	(100)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	09/15/2023		13,000	0	(185)	(185)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	09/30/2023		2,550	0	(36)	(36)	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.789	Quarterly	03/07/2024		4,300	0	19	19	0	(1)
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.789	Quarterly	03/07/2024		4,300	12	(35)	(23)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.117	Annual	03/31/2024		13,100	0	414	414	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.209	Annual	03/31/2024		11,100	0	341	341	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2024		45,700	1,809	(191)	1,618	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.965	Annual	06/30/2024		25,500	0	(873)	(873)	0	(279)
Pay	1-Day USD-SOFR Compounded-OIS	2.968	Annual	06/30/2024		10,100	0	(233)	(233)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.298	Semi-Annual	08/25/2024		5,950	(1)	291	290	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.249	Semi-Annual	08/31/2024		7,050	(1)	345	344	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.433	Quarterly	09/06/2024		12,700	(1)	132	131	0	(5)
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.433	Quarterly	09/06/2024		12,700	39	(188)	(149)	5	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.427	Quarterly	09/27/2024		12,700	(3)	129	126	0	(5)
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.427	Quarterly	09/27/2024		12,700	4	(152)	(148)	5	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.409	Quarterly	10/04/2024		10,100	(1)	132	131	0	(4)
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.409	Quarterly	10/04/2024		10,100	2	(127)	(125)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	4.159	Annual	03/31/2025		29,000	(75)	473	398	0	(4)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.150	Annual	05/13/2025		58,100	99	567	666	2	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.200	Annual	05/13/2025		3,700	(1)	42	41	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		6,900	29	111	140	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		44,240	(151)	234	83	1	0
Receive	1-Day USD-SOFR Compounded-OIS	0.400	Semi-Annual	03/30/2026		2,550	21	259	280	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		18,600	0	941	941	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026		14,300	(133)	1,478	1,345	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026		13,000	(112)	1,480	1,368	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		6,700	257	505	762	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		14,160	1,204	19	1,223	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		1,000	(2)	(8)	(10)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		2,900	(35)	(52)	(87)	1	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.752	Annual	10/03/2028		3,200	0	(5)	(5)	2	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.850	Annual	10/03/2028		3,200	0	9	9	2	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.810	Annual	10/05/2028		3,100	0	3	3	3	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		12,805	(150)	111	(39)	0	(8)
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/26/2029		700	(1)	(83)	(84)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.936	Annual	03/25/2029		560	(2)	(56)	(58)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		6,500	(570)	(397)	(967)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.454	Annual	06/30/2029		4,200	0	(75)	(75)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.898	Annual	06/30/2029		4,000	0	23	23	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029		300	(2)	(13)	(15)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029		1,700	(11)	(68)	(79)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.163	Annual	09/30/2029		2,300	0	(87)	(87)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	09/30/2029		6,100	1	(209)	(208)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030		900	(3)	(15)	(18)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030		1,400	(5)	(13)	(18)	2	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		100	(1)	1	0	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031		1,320	89	180	269	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.828	Annual	05/15/2032		2,900	0	(45)	(45)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		3,060	409	21	430	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.048	Annual	11/15/2032		10,200	(6)	481	475	0	(23)
Receive	1-Day USD-SOFR Compounded-OIS	3.070	Annual	11/15/2032		3,100	0	139	139	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.083	Annual	11/15/2032		5,200	0	227	227	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.086	Annual	11/15/2032		3,800	38	127	165	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.089	Annual	11/15/2032		5,100	0	220	220	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.106	Annual	11/15/2032		2,600	0	109	109	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.139	Annual	11/15/2032		3,500	0	137	137	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.173	Annual	11/15/2032		2,300	(1)	85	84	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.174	Annual	11/15/2032		3,000	0	109	109	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		7,690	218	143	361	0	(19)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2033		1,000	(5)	0	(5)	3	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		4,552	(23)	1	(22)	1	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.445	Annual	10/03/2038		2,500	0	1	1	0	(12)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.533	Annual	10/03/2038		2,500	0	(24)	(24)	0	(12)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.490	Annual	10/05/2038		2,400	0	(12)	(12)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		3,180	803	54	857	0	(27)
Pay	1-Day USD-SOFR Compounded-OIS	2.906	Annual	09/16/2052		1,400	0	(93)	(93)	14	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		720	63	(4)	59	0	(7)

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.165%	Annual	10/03/2053	$	800	$0	$2	$2	$9	$0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.240	Annual	10/03/2053		800	0	14	14	9	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.203	Annual	10/05/2053		700	0	7	7	7	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		2,300	52	5	57	25	0
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025	CAD	6,000	0	(347)	(347)	4	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		3,500	(39)	(143)	(182)	3	0
Pay	3-Month CAD-Bank Bill	1.000	Semi-Annual	06/16/2026		3,200	(39)	(212)	(251)	3	0
Receive	3-Month CAD-Bank Bill	3.250	Semi-Annual	03/15/2028		8,050	(25)	290	265	0	(24)
Pay	3-Month CAD-Bank Bill	2.500	Semi-Annual	06/19/2029		5,899	173	(520)	(347)	24	0
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		8,200	109	(823)	(714)	35	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		11,700	(88)	(1,198)	(1,286)	52	0
Receive	3-Month CAD-Bank Bill	3.250	Semi-Annual	03/15/2033		3,100	2	113	115	0	(19)
Pay	3-Month CAD-Bank Bill	1.750	Semi-Annual	12/16/2046		600	(86)	(57)	(143)	6	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		600	20	(91)	(71)	6	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027	CHF	6,600	(13)	(428)	(441)	0	(16)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		2,000	0	(135)	(135)	0	(5)
Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	03/16/2027	CNY	55,900	(54)	113	59	12	0
Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	12/21/2027		38,700	(61)	92	31	10	0
Pay	3-Month CNY-CNREPOFIX	2.750	Quarterly	06/21/2028		42,300	74	21	95	11	0
Pay	3-Month KRW-KORIBOR	3.250	Quarterly	03/15/2028	KRW	35,020,111	176	(490)	(314)	0	(69)
Receive	3-Month KRW-KORIBOR	3.250	Quarterly	03/15/2033		1,234,249	11	2	13	4	0
Receive(6)	3-Month KRW-KORIBOR	3.250	Quarterly	09/20/2033		3,477,550	29	7	36	10	0
Pay	3-Month NZD-BBR	0.528	Semi-Annual	03/17/2024	NZD	400	0	(9)	(9)	0	0
Pay	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024		39,400	(122)	(307)	(429)	0	(16)
Pay(6)	3-Month NZD-BBR	4.750	Semi-Annual	03/20/2025		16,200	(4)	(56)	(60)	0	(14)
Pay(6)	3-Month NZD-BBR	5.250	Semi-Annual	03/20/2025		18,500	(6)	(10)	(16)	0	(16)
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027		6,200	(11)	(142)	(153)	0	(13)
Pay	3-Month SEK-STIBOR	1.000	Annual	06/19/2029	SEK	13,200	51	(200)	(149)	0	(6)
Receive	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	03/15/2028	THB	84,380	(7)	28	21	1	0
Receive	3-Month USD-LIBOR	4.409	Quarterly	07/04/2023	$	10,100	0	22	22	1	0
Pay	3-Month USD-LIBOR	4.409	Quarterly	07/04/2023		10,100	0	(22)	(22)	0	(1)
Pay	3-Month USD-LIBOR	4.433	Quarterly	07/06/2023		12,700	0	(8)	(8)	0	0
Pay	3-Month USD-LIBOR	4.789	Quarterly	07/07/2023		4,300	0	(2)	(2)	0	0
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	07/26/2023		700	0	(4)	(4)	0	0
Pay	3-Month USD-LIBOR	4.427	Quarterly	07/27/2023		12,700	0	(10)	(10)	0	(1)
Receive	3-Month USD-LIBOR	0.000	Quarterly	08/25/2023		5,950	0	84	84	3	0
Receive	3-Month USD-LIBOR	0.000	Quarterly	08/31/2023		7,050	0	101	101	3	0
Receive	3-Month USD-LIBOR	4.433	Quarterly	09/06/2023		12,700	0	38	38	1	0
Receive	3-Month USD-LIBOR	4.789	Quarterly	09/07/2023		4,300	0	9	9	0	0
Receive	3-Month USD-LIBOR	0.000	Quarterly	09/15/2023		13,000	0	188	188	6	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	09/15/2023		14,300	0	162	162	5	0
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	09/16/2023		1,320	0	17	17	1	0
Receive	3-Month USD-LIBOR	4.427	Quarterly	09/27/2023		12,700	0	40	40	1	0
Receive	3-Month USD-LIBOR	0.000	Quarterly	09/30/2023		2,550	0	36	36	1	0
Receive	6-Month AUD-BBR-BBSW	1.250	Semi-Annual	06/17/2030	AUD	3,900	(84)	574	490	19	0
Pay(6)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/15/2032		1,600	(2)	(7)	(9)	0	(5)
Pay(6)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/15/2032		32,700	(34)	57	23	0	(103)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2033		16,700	258	(386)	(128)	0	(117)
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	06/21/2033		6,000	24	(163)	(139)	0	(40)
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	13,900	0	(91)	(91)	0	(3)
Pay	6-Month EUR-EURIBOR	1.000	Annual	03/30/2024	EUR	22,739	(80)	(586)	(666)	0	(6)
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/05/2024		5,700	(11)	(89)	(100)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/06/2024		2,800	(5)	(44)	(49)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/13/2024		8,400	(19)	(131)	(150)	0	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	04/26/2024		1,800	(5)	(25)	(30)	0	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	04/28/2024		1,900	(3)	(29)	(32)	0	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	05/03/2024		1,800	(3)	(27)	(30)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	05/16/2024		1,900	(5)	(31)	(36)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	05/17/2024		800	(1)	(14)	(15)	0	0
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024		600	(2)	(27)	(29)	0	(1)
Pay	6-Month EUR-EURIBOR	1.000	Annual	11/23/2024		13,600	(443)	(255)	(698)	0	(14)
Pay(6)	6-Month EUR-EURIBOR	3.500	Annual	09/20/2025		6,200	36	(77)	(41)	0	(14)
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027		24,220	160	(162)	(2)	0	(54)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		1,000	(5)	(105)	(110)	0	(4)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		1,800	(10)	(191)	(201)	0	(7)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		1,200	(9)	(125)	(134)	0	(4)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		2,100	(8)	(197)	(205)	0	(8)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		1,000	(4)	(94)	(98)	0	(4)
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2028		115,100	(1,102)	(77)	(1,179)	0	(531)
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	03/15/2033		10,690	(108)	(31)	(139)	20	0
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033		73,300	(164)	284	120	0	(466)

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	21

Schedule of Investments	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	6-Month EUR-EURIBOR	2.250%	Annual	09/21/2037	EUR	7,600	$117	$(710)	$(593)	$0	$(48)
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2042		2,650	204	(422)	(218)	0	(17)
Receive(6)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		300	0	135	135	1	0
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		600	0	329	329	3	0
Receive(6)	6-Month EUR-EURIBOR	2.500	Annual	09/20/2053		14,100	108	(67)	41	99	0
Pay	28-Day MXN-TIIE	4.870	Lunar	07/07/2025	MXN	29,200	5	(163)	(158)	0	(2)
Pay(6)	CAONREPO Index	3.500	Annual	05/10/2025	CAD	80,300	(109)	(491)	(600)	64	0
Pay	CAONREPO Index	3.250	Semi-Annual	06/21/2033		9,200	(156)	40	(116)	59	0

							$570	$(4,217)	$(3,647)	$593	$(2,650)

Total Swap Agreements							$2,106	$(4,599)	$(2,493)	$675	$(2,873)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)		Total	Market Value		Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options		Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$602	$676	$1,278		$(53)	$(280)	$(2,873)	$(3,206)

(k)

Securities with an aggregate market value of $2,966 and cash of $16,909 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin asset of $1 for closed futures and unsettled variation margin asset of $1 for closed swap agreements is outstanding at period end.

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2023	AUD	892		$592	$0	$(2)
	07/2023		$190	AUD	290	3	0
	08/2023		592		892	2	0

BOA	07/2023	CAD	7,613		$5,595	0	(152)
	07/2023	DKK	26,497		3,826	0	(57)
	07/2023	NZD	978		594	0	(7)
	07/2023		$691	AUD	1,017	0	(13)
	07/2023		825	CAD	1,092	0	(1)
	07/2023		7,074	DKK	48,096	0	(25)
	07/2023		1,396	GBP	1,104	6	0
	07/2023		3,100	NOK	34,079	75	0
	07/2023		199	PEN	730	2	0

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	08/2023	DKK	48,016		$7,074	$25	$0
	08/2023	JPY	3,121,623		22,640	826	0
	09/2023	CLP	697,395		853	0	(9)
	09/2023	HKD	3,246		415	0	0
	09/2023	JPY	1,500,000		10,951	456	0
	09/2023	KRW	3,251,069		2,566	89	0
	09/2023	TWD	65,033		2,142	50	0
	09/2023		$410	PEN	1,504	2	0

BPS	07/2023	AUD	1,649		$1,101	5	(2)
	07/2023	CAD	618		463	0	(3)
	07/2023	DKK	95		14	0	0
	07/2023	EUR	1,402		1,536	6	0
	07/2023	JPY	2,775,103		19,974	742	0
	07/2023	MYR	5,768		1,257	13	0
	07/2023	NOK	8,080		752	0	(1)
	07/2023		$850	AUD	1,302	17	0
	07/2023		41,900	EUR	38,235	1	(179)
	08/2023	CNH	66,746		$9,559	346	0
	08/2023	EUR	34,057		37,369	155	0
	08/2023	NZD	543		330	0	(3)
	08/2023	TWD	32,551		1,066	21	0
	08/2023		$422	AUD	637	2	0
	08/2023		752	NOK	8,072	1	0
	08/2023		22	ZAR	404	0	0
	09/2023	THB	3		$0	0	0
	04/2024	DKK	15,446		2,303	1	0

BRC	07/2023	GBP	512		636	0	(15)
	07/2023	JPY	4,190,000		32,395	3,301	0
	07/2023	MYR	191		42	1	0
	07/2023	PEN	19,475		5,345	1	(23)
	07/2023		$1,424	GBP	1,138	21	0
	07/2023		2,662	PEN	9,737	23	0
	08/2023		26	ZAR	489	0	(1)
	09/2023	IDR	32,557		$2	0	0
	09/2023	ILS	1,487		416	13	0
	09/2023		$284	THB	9,906	0	(2)
	10/2023	JPY	290,000		$2,031	0	(7)
	04/2024	DKK	19,976		2,984	7	0
	04/2024	JPY	560,014		4,581	526	0
	05/2024		250,000		2,022	204	0

BSH	07/2023		$621	PEN	2,284	9	0

CBK	07/2023	CAD	415		$305	0	(9)
	07/2023	NZD	995		610	0	0
	07/2023	PEN	15,274		3,824	0	(387)
	07/2023		$1,688	CLP	1,365,956	14	0
	07/2023		430	EUR	393	0	(1)
	07/2023		474	NOK	5,279	18	0
	07/2023		5,113	PEN	18,584	10	(1)
	08/2023	CLP	579,102		$708	0	(9)
	08/2023	CNH	5,290		757	27	0
	08/2023	JPY	1,738,377		12,613	466	0
	08/2023	TWD	33,890		1,110	22	0
	08/2023		$132	CNH	921	0	(5)
	09/2023	CNH	12,208		$1,713	23	0
	09/2023		$25	KRW	31,869	0	0
	09/2023		1,470	THB	50,606	0	(32)
	10/2023		3	CLP	2,659	0	0

CLY	07/2023	DKK	77,870		$11,240	0	(172)
	08/2023	CNH	2,793		394	8	0

DUB	07/2023	PEN	11,074		3,038	0	(14)
	07/2023		$1,514	PEN	5,537	12	0
	09/2023		394		1,445	2	0

FAR	07/2023		3	CLP	2,096	0	0

GLM	07/2023	NOK	49,833		$4,623	0	(19)
	07/2023	PEN	4,149		1,136	0	(7)
	08/2023	CNH	3,977		563	14	0
	08/2023		$4,623	NOK	49,784	19	0
	08/2023		512	PEN	1,867	1	0

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	23

Schedule of Investments	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	09/2023		$625		$2,297	$5	$0
	09/2023		2,614	SGD	3,495	0	(22)
	09/2023		1	THB	34	0	0

JPM	07/2023	KRW	9,824,132		$7,699	239	0
	07/2023	SGD	931		704	16	0
	07/2023		$6,608	JPY	945,050	0	(59)
	08/2023	CNH	28,172		$4,075	187	0
	08/2023	JPY	941,034		6,608	59	0
	09/2023	IDR	45,288		3	0	0
	09/2023	ILS	1,427		402	16	0
	09/2023		$1	IDR	12,570	0	0
	09/2023		1,639	INR	135,067	3	0
	09/2023		318	PEN	1,172	3	0
	09/2023		585	THB	20,052	0	(15)
	12/2023		223	INR	18,402	0	0
	10/2024	JPY	540,000		$4,350	339	0

MBC	07/2023	EUR	1,054		1,129	0	(22)
	07/2023	GBP	21,386		26,571	21	(610)
	07/2023	JPY	4,390,000		33,614	3,103	0
	07/2023	NOK	2,980		281	3	0
	07/2023	SGD	80		60	0	0
	07/2023		$3,304	CAD	4,412	31	(5)
	07/2023		1,689	EUR	1,579	34	0
	07/2023		2,045	GBP	1,641	39	0
	08/2023	JPY	320,000		$2,342	109	0
	09/2023	KRW	6,026,541		4,726	133	0
	03/2024	JPY	500,013		4,089	486	0
	04/2024	DKK	38,689		5,768	1	0
	10/2024	JPY	470,000		3,769	277	0

MYI	07/2023	GBP	439		546	0	(12)
	07/2023	IDR	136,794		9	0	0
	07/2023	MYR	64		14	0	0
	07/2023		$655	AUD	978	0	(3)
	07/2023		6,288	DKK	42,893	0	(2)
	07/2023		9	IDR	136,794	0	0
	08/2023	DKK	42,822		$6,288	2	0
	08/2023	TWD	45,660		1,504	37	0
	09/2023	IDR	136,913		9	0	0
	09/2023	KRW	6,772,858		5,292	131	0
	09/2023		$671	IDR	10,016,091	0	(6)
	09/2023		354	INR	29,174	1	0
	09/2023		267	THB	9,140	0	(7)

NGF	08/2023	CNH	42,589		$6,205	327	0
	09/2023	SGD	2,408		1,807	22	0
	12/2023		$2,369	INR	195,488	0	(2)

SCX	07/2023	AUD	1,310		$869	0	(3)
	07/2023	MYR	5,768		1,255	12	0
	07/2023	NZD	2,548		1,547	0	(17)
	07/2023		$839	AUD	1,284	16	0
	08/2023	CNH	83,121		$12,102	631	0
	08/2023	TWD	8,383		275	5	0
	08/2023		$870	AUD	1,310	3	0
	09/2023	CNH	2,747		$385	5	0
	09/2023	TWD	54,359		1,783	34	0
	09/2023		$1,650	IDR	24,643,724	0	(13)
	09/2023		1,026	INR	84,473	1	0
	09/2023		1,115	KRW	1,420,644	0	(33)
	09/2023		278	PEN	1,028	4	0
	09/2023		1,228	THB	42,380	0	(24)

SOG	07/2023	EUR	37,751		$40,610	0	(584)
	07/2023		$1,253	AUD	1,915	23	0

SSB	07/2023	CLP	1,370,013		$1,705	0	(2)
	07/2023	JPY	970,000		7,355	607	0
	07/2023		$4,188	PEN	15,276	21	0
	08/2023	PEN	15,276		$4,182	0	(18)
	08/2023		$1,705	CLP	1,373,969	1	0
	09/2023	KRW	3,664,401		$2,825	33	0
	09/2023		$2,961	BRL	15,010	139	0

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
TOR	07/2023	AUD	1,612		$1,064	$0	$(9)
	07/2023		$663	AUD	1,013	12	0
	07/2023		2,376	CAD	3,142	1	(4)
	07/2023		23,450	GBP	18,454	0	(13)
	07/2023		12,708	JPY	1,829,926	0	(26)
	07/2023		2,754	NZD	4,522	21	0
	08/2023	CAD	3,141		$2,376	4	(1)
	08/2023	GBP	18,454		23,455	13	0
	08/2023	JPY	1,822,165		12,708	26	0
	08/2023	NZD	4,522		2,754	0	(21)
	08/2023		$1,065	AUD	1,612	9	0
	09/2023	JPY	270,000		$1,916	21	0

UAG	07/2023	AUD	2,568		1,715	8	(4)
	07/2023	JPY	300,000		2,288	208	0
	07/2023		$152	AUD	232	3	0
	07/2023		2,154	NOK	23,838	67	0
	08/2023	DKK	13,453		$1,962	0	(13)
	08/2023		$1,716	AUD	2,568	4	(8)
	08/2023		212	NOK	2,276	1	0
	09/2023	CNH	3,678	THB	17,813	0	(3)
	09/2023	ILS	1,235		$345	11	0
	09/2023	SGD	703		526	5	0

Total Forward Foreign Currency Contracts						$15,161	$(2,719)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180%	01/11/2024	2,600	$ 75	$267

NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750	06/20/2024	44,100	108	152

							$ 183	$419

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2052	EUR	97.000	05/23/2025	1,100	$83	$458

Total Purchased Options						$266	$877

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	1,600	$ (5)	$0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	1,600	(5)	(22)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.310	01/11/2024	22,600	(73)	(547)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.070	07/10/2023	400	(3)	(1)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.370	07/10/2023	400	(3)	0
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.060	07/14/2023	300	(2)	(1)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.360	07/14/2023	300	(2)	(1)

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	07/06/2023	310	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	07/06/2023	310	(1)	0
	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	1,100	(83)	(421)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	07/03/2023	100	(1)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	07/03/2023	100	(1)	0

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	1,000	(6)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	1,000	(6)	(22)

FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	700	(5)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	700	(5)	(13)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.100	08/31/2023	1,300	(10)	(2)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.800	08/31/2023	1,300	(10)	(13)

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	25

Schedule of Investments	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	(Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920%	10/13/2023	600	$(4)	$0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	600	(4)	(13)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	800	(5)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	800	(5)	(16)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	700	(5)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	700	(5)	(13)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	700	(5)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	700	(5)	(13)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	700	(5)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	700	(5)	(13)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	800	(5)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	800	(6)	(17)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	800	(5)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	800	(5)	(17)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	700	(5)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	700	(5)	(14)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.910	11/10/2023	300	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.910	11/10/2023	300	(2)	(6)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	1,100	(4)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	1,100	(4)	(14)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	1,300	(5)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	1,300	(5)	(18)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	1,100	(3)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	1,100	(3)	(14)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	2,000	(16)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	2,000	(16)	(37)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	700	(5)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	700	(5)	(13)

JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.820	12/16/2024	6,200	(44)	(6)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	07/10/2023	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	07/10/2023	300	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.250	07/20/2023	900	(3)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	07/20/2023	900	(3)	(4)

MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	600	(4)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	600	(4)	(13)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	07/06/2023	290	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	07/06/2023	290	(1)	0

NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	700	(5)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	700	(5)	(14)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	1,100	(7)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	1,100	(7)	(24)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	1,100	(8)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	1,100	(8)	(19)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	1,100	(8)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	1,100	(8)	(19)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250	06/20/2024	44,100	(55)	(88)

Total Written Options							$(544)	$(1,456)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.368%	$	900	$(22)	$33	$11	$0

CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.368		600	(15)	23	8	0

								$(37)	$56	$19	$0

26	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD	5,200	$	3,918	$25	$(15)	$10	$0

CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029		4,200		2,898	1	6	7	0

GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029		4,100		2,829	(15)	7	0	(8)

MYC	Floating rate equal to 3-Month AUD-LIBOR plus 0.298% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/14/2030		1,800		1,293	9	(4)	5	0

									$20	$(6)	$22	$(8)

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive	3-Month MYR-KLIBOR	3.500%	Quarterly	03/15/2028	MYR	23,271	$(9)	$44	$35	$0
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	03/15/2033		7,680	(2)	19	17	0

BPS	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/15/2028		5,183	(2)	10	8	0

GLM	Receive	3-Month MYR-KLIBOR	3.635	Quarterly	04/05/2024		6,954	(2)	1	0	(1)
	Receive	3-Month MYR-KLIBOR	3.545	Quarterly	05/05/2028		6,223	0	7	7	0
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	03/15/2033		2,670	6	0	6	0

GST	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/15/2028		14,033	(5)	26	21	0

NGF	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/15/2028		6,935	(4)	14	10	0

								$(18)	$ 121	$104	$(1)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BOA	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.084% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/20/2023	$	3,700	$29	$(41)	$0	$(12)

BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.084% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/20/2023		3,130	25	(50)	0	(25)
	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.084% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/20/2024		10,500	125	(74)	51	0

MYC	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.084% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/20/2024		3,000	36	(36)	0	0

									$215	$(201)	$51	$(37)

Total Swap Agreements									$180	$(30)	$196	$(46)

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	27

Schedule of Investments	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(8)
AZD	$5	$0	$10	$15	$(2)	$0	$0	$(2)	$13	$0	$13
BOA	1,531	267	52	1,850	(264)	(572)	(12)	(848)	1,002	(1,040)	(38)
BPS	1,310	458	59	1,827	(188)	(421)	(25)	(634)	1,193	(900)	293
BRC	4,097	0	11	4,108	(48)	0	0	(48)	4,060	(4,020)	40
BSH	9	0	0	9	0	0	0	0	9	0	9
CBK	580	0	15	595	(444)	0	0	(444)	151	0	151
CLY	8	0	0	8	(172)	0	0	(172)	(164)	0	(164)
DUB	14	0	0	14	(14)	(22)	0	(36)	(22)	0	(22)
FAR	0	0	0	0	0	(29)	0	(29)	(29)	0	(29)
GLM	39	0	13	52	(48)	(221)	(9)	(278)	(226)	0	(226)
GST	0	0	21	21	0	0	0	0	21	0	21
JPM	862	0	0	862	(74)	(11)	0	(85)	777	(610)	167
MBC	4,237	0	0	4,237	(637)	0	0	(637)	3,600	(3,716)	(116)
MYC	0	0	5	5	0	(13)	0	(13)	(8)	(20)	(28)
MYI	171	0	0	171	(30)	0	0	(30)	141	(23)	118
NGF	349	152	10	511	(2)	(167)	0	(169)	342	0	342
SCX	711	0	0	711	(90)	0	0	(90)	621	(530)	91
SOG	23	0	0	23	(584)	0	0	(584)	(561)	427	(134)
SSB	801	0	0	801	(20)	0	0	(20)	781	(590)	191
TOR	107	0	0	107	(74)	0	0	(74)	33	(250)	(217)
UAG	307	0	0	307	(28)	0	0	(28)	279	(270)	9

Total Over the Counter	$15,161	$877	$196	$16,234	$(2,719)	$(1,456)	$(46)	$(4,221)

(m)

Securities with an aggregate market value of $427 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(7)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(8)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

28	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$602	$602
Swap Agreements	0	82	0	0	594	676

	$0	$82	$0	$0	$1,196	$1,278

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$15,161	$0	$15,161
Purchased Options	0	0	0	0	877	877
Swap Agreements	0	19	0	22	155	196

	$0	$19	$0	$15,183	$1,032	$16,234

	$0	$101	$0	$15,183	$2,228	$17,512

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$53	$53
Futures	0	0	0	0	280	280
Swap Agreements	0	223	0	0	2,650	2,873

	$0	$223	$0	$0	$2,983	$3,206

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,719	$0	$2,719
Written Options	0	0	0	0	1,456	1,456
Swap Agreements	0	0	0	8	38	46

	$0	$0	$0	$2,727	$1,494	$4,221

	$0	$223	$0	$2,727	$4,477	$7,427

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended June 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$79	$79
Futures	0	0	0	0	1,595	1,595
Swap Agreements	0	(718)	0	0	(4,507)	(5,225)

	$0	$(718)	$0	$0	$(2,833)	$(3,551)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(4,253)	$0	$(4,253)
Written Options	0	2	0	0	289	291
Swap Agreements	0	159	0	0	222	381

	$0	$161	$0	$(4,253)	$511	$(3,581)

	$0	$(557)	$0	$(4,253)	$(2,322)	$(7,132)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(11)	$(11)
Futures	0	0	0	0	1,688	1,688
Swap Agreements	0	369	0	0	5,790	6,159

	$0	$369	$0	$0	$7,467	$7,836

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$25,821	$0	$25,821
Purchased Options	0	0	0	0	43	43
Written Options	0	(2)	0	0	7	5
Swap Agreements	0	(151)	0	2	(488)	(637)

	$0	$(153)	$0	$25,823	$(438)	$25,232

	$0	$216	$0	$25,823	$7,029	$33,068

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	29

Schedule of Investments	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	(Cont.)	June 30, 2023	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$79	$0	$79
Australia
Non-Agency Mortgage-Backed Securities	0	189	0	189
Sovereign Issues	0	1,272	0	1,272
Belgium
Corporate Bonds & Notes	0	795	0	795
Canada
Corporate Bonds & Notes	0	560	0	560
Non-Agency Mortgage-Backed Securities	0	899	0	899
Sovereign Issues	0	1,551	0	1,551
Cayman Islands
Asset-Backed Securities	0	38,850	0	38,850
Corporate Bonds & Notes	0	1,128	0	1,128
Sovereign Issues	0	409	0	409
China
Sovereign Issues	0	25,822	0	25,822
Denmark
Corporate Bonds & Notes	0	25,552	0	25,552
France
Corporate Bonds & Notes	0	3,241	0	3,241
Sovereign Issues	0	8,549	0	8,549
Germany
Corporate Bonds & Notes	0	9,728	0	9,728
Hungary
Sovereign Issues	0	924	0	924
Ireland
Asset-Backed Securities	0	7,764	0	7,764
Corporate Bonds & Notes	0	1,056	0	1,056
Non-Agency Mortgage-Backed Securities	0	1,340	0	1,340
Israel
Sovereign Issues	0	1,505	0	1,505
Italy
Corporate Bonds & Notes	0	2,596	0	2,596
Sovereign Issues	0	1,385	0	1,385
Japan
Corporate Bonds & Notes	0	1,841	0	1,841
Sovereign Issues	0	46,286	0	46,286
Jersey, Channel Islands
Asset-Backed Securities	0	1,680	0	1,680
Luxembourg
Corporate Bonds & Notes	0	955	0	955
Malaysia
Corporate Bonds & Notes	0	658	0	658
Sovereign Issues	0	2,577	0	2,577
Multinational
Corporate Bonds & Notes	0	1,273	0	1,273
New Zealand
Sovereign Issues	0	343	0	343
Peru
Corporate Bonds & Notes	0	582	0	582
Sovereign Issues	0	917	0	917
Poland
Sovereign Issues	0	2,102	0	2,102
Qatar
Corporate Bonds & Notes	0	252	0	252
Republic of Korea
Sovereign Issues	0	3,750	0	3,750
Romania
Sovereign Issues	0	4,415	0	4,415
Saudi Arabia
Sovereign Issues	0	3,570	0	3,570
Serbia
Sovereign Issues	0	336	0	336

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Singapore
Corporate Bonds & Notes	$0	$494	$0	$494
South Korea
Sovereign Issues	0	17,199	0	17,199
Spain
Corporate Bonds & Notes	0	179	0	179
Sovereign Issues	0	5,131	0	5,131
Supranational
Corporate Bonds & Notes	0	265	0	265
Switzerland
Corporate Bonds & Notes	0	7,078	0	7,078
United Arab Emirates
Corporate Bonds & Notes	0	421	0	421
United Kingdom
Corporate Bonds & Notes	0	14,073	0	14,073
Non-Agency Mortgage-Backed Securities	0	14,143	0	14,143
Sovereign Issues	0	6,129	0	6,129
United States
Asset-Backed Securities	0	22,131	198	22,329
Corporate Bonds & Notes	0	12,394	0	12,394
Loan Participations and Assignments	0	2,014	0	2,014
Municipal Bonds & Notes	0	546	0	546
Non-Agency Mortgage-Backed Securities	0	38,461	137	38,598
U.S. Government Agencies	0	189,720	0	189,720
U.S. Treasury Obligations	0	36,083	0	36,083
Short-Term Instruments
Commercial Paper	0	3,750	0	3,750
Repurchase Agreements	0	888	0	888
Argentina Treasury Bills	0	82	0	82
Japan Treasury Bills	0	118,799	0	118,799

	$0	$696,711	$335	$697,046

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$32,961	$0	$0	$32,961

Total Investments	$32,961	$696,711	$335	$730,007

Short Sales, at Value - Liabilities
Unites States
U.S. Government Agencies	0	(59,652)	0	(59,652)

	$0	$(59,652)	$0	$(59,652)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	571	705	0	1,276
Over the counter	0	16,234	0	16,234

	$571	$16,939	$0	$17,510

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(246)	(2,960)	0	(3,206)
Over the counter	0	(4,221)	0	(4,221)

	$(246)	$(7,181)	$0	$(7,427)

Total Financial Derivative Instruments	$325	$9,758	$0	$10,083

Totals	$33,286	$646,817	$335	$680,438

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

30	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements	June 30, 2023	(Unaudited)

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Foreign Taxes  The Portfolio may be subject to foreign taxes on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of June 30, 2023, if any, are disclosed in the Statement of Assets and Liabilities.

(c) Foreign Currency Translation  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash)

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Notes to Financial Statements	(Cont.)

basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(d) Multi-Class Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders  Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. A Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain Portfolios, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates  In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR

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announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. In December 2022, FASB issued ASU 2022-06, which includes amendments to extend the duration of the LIBOR transition relief to December 31, 2024, after which entities will no longer be permitted to apply the reference rate reform relief. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Portfolio’s investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Portfolio’s financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will change the disclosures provided to shareholders. The rule is effective as of January 24, 2023, but the SEC is providing an 18-month compliance period after the effective date other than for rule amendments addressing fee and expense information in advertisements that might be materially misleading. At this time, management is evaluating the implications of these changes on the financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business days after the trade date (T+1). The effective date was May 5, 2023, and the compliance date for the amendments is May 28, 2024. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The NAV of the Portfolio’s shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and

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Notes to Financial Statements	(Cont.)

procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model

(effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in

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an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the

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Notes to Financial Statements	(Cont.)

intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended June 30, 2023 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$302	$7	$0	$0	$2	$311	$7	$0

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Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$41,225	$131,701	$(140,300)	$15	$9	$32,650	$801	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Delayed-Delivery Transactions  involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Portfolio. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Portfolio may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolio may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest

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Notes to Financial Statements	(Cont.)

income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities  may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statement of Assets and Liabilities.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to

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be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Portfolio as of June 30, 2023, as applicable, are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that requires the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty.

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Notes to Financial Statements	(Cont.)

Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Short Sales  Short sales are transactions in which the Portfolio sells a security that it may not own. The Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(c) Interfund Lending  In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2023, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market

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risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities  may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements  are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit,

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Notes to Financial Statements	(Cont.)

currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced

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obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Credit default swaps on credit indices may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Cross-Currency Swap Agreements  are entered into to gain or mitigate exposure to currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

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Notes to Financial Statements	(Cont.)

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain the Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or ‘‘cap,’’ (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or ‘‘floor,’’ (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

(a) Principal Risks

Interest Rate Risk  is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, major litigation, investigations or other controversies, changes in financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

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Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investments may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and other Asset-Backed Securities Risk  is the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Issuer Non-Diversification Risk  is the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Portfolios that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than portfolios that are “diversified”.

Leveraging Risk  is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in

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Notes to Financial Statements	(Cont.)

connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk  is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short positions will not fulfill its contractual obligations, causing a loss to the Portfolio.

Collateralized Loan Obligations Risk  is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to, the risk that: (i) distributions from the collateral may not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; and (v) the CLO’s manager may perform poorly.

LIBOR Transition Risk  is the risk related to the anticipated discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Portfolio rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are any potential effects related to the transition away from LIBOR or the continued use of LIBOR on a Portfolio or on certain instruments in which the Portfolio invests, which can be difficult to ascertain and could result in losses to the Portfolio.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruption Risk  The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk  An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

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Cyber Security Risk  As the use of technology has become more prevalent in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. Portability of exposure reduces risk to the Portfolio. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be

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Notes to Financial Statements	(Cont.)

netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Administrative Class	Advisor Class
0.25%	0.50%	0.50%	0.50%

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not

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“interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through May 1, 2024, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of June 30, 2023, the amount was $215.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed as set forth above (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of June 30, 2023, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee officer employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2023, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$1,381,848	$1,267,392	$102,441	$82,397

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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Notes to Financial Statements	(Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2023 (Unaudited)		Year Ended 12/31/2022

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	1,527	$14,660	3,390	$34,232

Administrative Class	2,200	21,283	2,361	23,449

Advisor Class	256	2,442	303	3,068
Issued as reinvestment of distributions

Institutional Class	502	4,764	202	1,986

Administrative Class	332	3,149	113	1,111

Advisor Class	1,521	14,415	610	6,020
Cost of shares redeemed

Institutional Class	(1,924)	(18,714)	(2,176)	(21,878)

Administrative Class	(1,180)	(11,350)	(2,953)	(29,492)

Advisor Class	(2,126)	(20,540)	(7,945)	(79,347)

Net increase (decrease) resulting from Portfolio share transactions	1,108	$10,109	(6,095)	$(60,851)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2023, one shareholder owned 10% or more of the Portfolio’s total outstanding shares comprising 65% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2023, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, the Portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended December 31, 2022, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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As of June 30, 2023, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciatio)(1)

$739,299	$33,792	$(91,348)	$(57,556)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	|	JUNE 30, 2023	51

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC

BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	NGF	Nomura Global Financial Products, Inc.

BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	SCX	Standard Chartered Bank, London

BRC	Barclays Bank PLC	GST	Goldman Sachs International	SOG	Societe Generale Paris

BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.

CBK	Citibank N.A.	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank

CLY	Crédit Agricole Corporate and Investment Bank	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford

DUB	Deutsche Bank AG

Currency Abbreviations:

ARS	Argentine Peso	EUR	Euro	NOK	Norwegian Krone

AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar

BRL	Brazilian Real	HKD	Hong Kong Dollar	PEN	Peruvian New Sol

CAD	Canadian Dollar	IDR	Indonesian Rupiah	SEK	Swedish Krona

CHF	Swiss Franc	ILS	Israeli Shekel	SGD	Singapore Dollar

CLP	Chilean Peso	INR	Indian Rupee	THB	Thai Baht

CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	TWD	Taiwanese Dollar

CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	USD (or $)	United States Dollar

CZK	Czech Koruna	MXN	Mexican Peso	ZAR	South African Rand

DKK	Danish Krone	MYR	Malaysian Ringgit

Exchange Abbreviations:

CBOT	Chicago Board of Trade	CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

CAONREPO	Canadian Overnight Repo Rate Average	MUTKCALM	Tokyo Overnight Average Rate	SONIO	Sterling Overnight Interbank Average Rate

CDX.IG	Credit Derivatives Index - Investment Grade	SIBCSORA	Singapore Overnight Rate Average	SRFXON3	Swiss Overnight Rate Average (6PM)

CNREPOFIX	China Fixing Repo Rates 7-Day	SOFR	Secured Overnight Financing Rate	US0003M	ICE 3-Month USD LIBOR

LIBOR01M	1 Month USD-LIBOR

Other Abbreviations:

ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	OIS	Overnight Index Swap

ALT	Alternate Loan Trust	KLIBOR	Kuala Lumpur Interbank Offered Rate	PIK	Payment-in-Kind

BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate

BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced

CLO	Collateralized Loan Obligation	MIBOR	Mumbai Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix

DAC	Designated Activity Company	OAT	Obligations Assimilables du Trésor	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

52	PIMCO VARIABLE INSURANCE TRUST

Liquidity Risk Management Program	(Unaudited)

In compliance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended (“1940 Act”), PIMCO Variable Insurance Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for each series of the Trust (each a “Portfolio” and collectively, the “Portfolios”) not regulated as a money market fund under 1940 Act Rule 2a-7, which is reasonably designed to assess and manage the Portfolios’ liquidity risk. The Trust’s Board of Trustees (the “Board”) previously approved the designation of the PIMCO Liquidity Risk Committee (the “Administrator”) as Program administrator. The PIMCO Liquidity Risk Committee consists of senior members from certain PIMCO business areas, such as Portfolio Risk Management, Americas Operations, Compliance, Account Management and Portfolio Management, and is advised by members of PIMCO Legal.

A Portfolio’s “liquidity risk” is the risk that the Portfolio could not meet requests to redeem shares issued by the Portfolio without significant dilution of the remaining investors’ interests in the Portfolio. In accordance with the Program, each Portfolio’s liquidity risk is assessed no less frequently than annually taking into consideration a variety of factors, including, as applicable, the Portfolio’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions. Each Portfolio portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. Each Portfolio has adopted a “Highly Liquid Investment Minimum” (or “HLIM”), which is a minimum amount of Portfolio net assets to be invested in highly liquid investments that are assets. As required under the Liquidity Rule, each Portfolio’s HLIM is periodically reviewed, no less frequently than annually, and the Portfolios have adopted policies and procedures for responding to a shortfall of a Portfolio’s highly liquid investments below its HLIM. The Liquidity Rule also limits the Portfolios’ investments in illiquid investments by prohibiting a Portfolio from acquiring any illiquid investment if, immediately after the acquisition, the Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. Certain non-public reporting is generally required if a Portfolio’s holdings of illiquid investments that are assets were to exceed 15% of Portfolio net assets.

At a meeting of the Board held on February 7-8, 2023, the Board received a report (the “Report”) from the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the 12-month period ended December 31, 2022. The Report reviewed the operation of the Program’s components during such period and stated that the Program is operating effectively to assess and manage each Portfolio’s liquidity risk and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Portfolio’s liquidity developments. This has remained true for the 12-month period ended June 30, 2023.

SEMIANNUAL REPORT	|	JUNE 30, 2023	53

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

1100 Main Street, Suite 400

Kansas City, MO 64105

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVIT06SAR_063023

PIMCO VARIABLE INSURANCE TRUST

Semiannual Report

June 30, 2023

PIMCO International Bond Portfolio (Unhedged)

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Market Insights

Dear Shareholder,

This semiannual report covers the six-month reporting period ended June 30, 2023 (the “reporting period”). On the subsequent pages, you will find details regarding investment results and a discussion of certain factors that affected performance during the reporting period.

Amid elevated inflation in many countries during the reporting period, the global economy faced challenges from higher interest rates, tighter credit conditions stemming from the turmoil in the banking sector (especially in the United States (“U.S.”)), and geopolitical concerns. While the U.S. economy showed signs of resilience, some European economies experienced slower growth over the reporting period.

Continued central bank efforts to combat inflation

While inflation remained elevated over the reporting period, many central banks raised interest rates to rein in rising prices. The U.S. Federal Reserve (the “Fed”) raised the federal funds rate at 10 consecutive meetings, beginning in March 2022 through May 2023. In June 2023, the Fed then paused from raising rates in order to “assess additional information and its implications for monetary policy.” Meanwhile, the Bank of England and European Central Bank raised interest rates for the 13th and eighth consecutive time, respectively, as of June 2023. In contrast, the Bank of Japan maintained its accommodative monetary policy stance.

Mixed financial market returns

The yield on the benchmark 10-year U.S. Treasury declined over the reporting period, while 10-year bond yields in most other developed market countries increased. The overall global credit bond market delivered positive total returns. Higher-rated global bonds underperformed lower-rated bonds. Global equities rallied, while commodity prices were volatile and produced mixed returns. The U.S. dollar weakened against the euro and the British pound, but appreciated against the Japanese yen.

Amid evolving conditions, we will continue to work diligently to navigate global markets and manage the assets that you have entrusted with us. We encourage you to speak with your financial advisor about your goals, and visit global.pimco.com for our latest insights.

Sincerely, Peter G. Strelow Chairman of the Board PIMCO Variable Insurance Trust

Total Returns of Certain Asset Classes for the Period Ended June 30, 2023

Asset Class (as measured by, currency)	Six-Month

U.S. large cap equities (S&P 500 Index, USD)	16.89%

Global equities (MSCI World Index, USD)	15.09%

European equities (MSCI Europe Index, EUR)	11.12%

Emerging market equities (MSCI Emerging Markets Index, EUR)	4.89%

Japanese equities (Nikkei 225 Index, JPY)	28.65%

Emerging market local bonds (JPMorgan Government Bond Index-Emerging Markets Global Diversified Index, USD Unhedged)	7.79%

Emerging market external debt (JPMorgan Emerging Markets Bond Index (EMBI) Global, USD Hedged)	3.81%

Below investment grade bonds (ICE BofAML Developed Markets High Yield Constrained Index, USD Hedged)	5.45%

Global investment grade credit bonds (Bloomberg Global Aggregate Credit Index, USD Hedged)	3.00%

Fixed-rate, local currency government debt of investment grade countries (Bloomberg Global Treasury Index, USD Hedged)	3.13%

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Statements concerning financial market trends are based on current market conditions, which will fluctuate. There is no guarantee that these investment strategies will work under all market conditions or are appropriate for all investors and each investor should evaluate their ability to invest for the long-term, especially during periods of downturn in the market. Outlook and strategies are subject to change without notice.

2	PIMCO VARIABLE INSURANCE TRUST

Important Information About the PIMCO International Bond Portfolio (Unhedged)

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO International Bond Portfolio (Unhedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, continue to increase. In efforts to combat inflation, the U.S. Federal Reserve raised interest rates multiple times in 2022 and 2023. Thus, the Portfolio currently faces a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Allocation Breakdown and Schedule of Investments sections of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that have provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European, and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of the Portfolio and its shareholders.

The Portfolio may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain, and

SEMIANNUAL REPORT	|	JUNE 30, 2023	3

Important Information About the PIMCO International Bond Portfolio (Unhedged)	(Cont.)

may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Portfolio or a reduction in the effectiveness of related Portfolio transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Portfolio that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Portfolio.

U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Portfolio and issuers in which it invests. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, continued volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Portfolio and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart reflects only Administrative Class performance. Performance may vary by share class based on each class’s expense ratios. The Portfolio measures its performance against at least one broad-based securities market index (“benchmark index”). The benchmark index does not take into account fees, expenses, or taxes. The Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. There is no assurance that the Portfolio, even if the Portfolio has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Portfolio’s total return in excess of that of the Portfolio’s benchmark between reporting periods or 2) the Portfolio’s total return in excess of the Portfolio’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Portfolio’s performance as compared to one or more previous reporting periods. Historical performance for the Portfolio or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

The following table discloses the inception dates of the Portfolio and its share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO International Bond Portfolio (Unhedged)	04/30/08	04/30/12	04/30/08	03/31/09	Non-diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio,

4	PIMCO VARIABLE INSURANCE TRUST

on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

SEC rules allow shareholder reports to be delivered to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Investors may elect to receive all future reports in paper free of charge by contacting their insurance company. Any election to receive reports in paper will apply to all portfolio companies available under the investor’s contract at the insurance company.

In May 2022, the SEC proposed amendments to a current rule governing portfolio naming conventions. In general, the current rule requires portfolios with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The proposed amendments would expand the scope of the current rule in a number of ways that would result in an expansion of the types of portfolio names that would require the portfolio to adopt an 80% investment policy under the rule. Additionally, the proposed amendments would modify the circumstances under which a portfolio may deviate from its 80% investment policy and address the use and valuation of derivatives instruments for purposes of the rule. The proposal’s impact on the Portfolio will not be known unless and until any final rulemaking is adopted.

In May 2022, the SEC proposed a framework that would require certain registered portfolios (such as the Portfolio) to disclose their environmental, social, and governance (“ESG”) investing practices. Among other things, the proposed requirements would mandate that portfolios meeting three pre-defined classifications (i.e., integrated, ESG focused and/or impact funds) provide prospectus and shareholder report disclosure related to the ESG factors, criteria and processes used in managing the portfolio. The proposal’s impact on the Portfolio will not be known unless and until any final rulemaking is adopted.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will impact the disclosures provided to shareholders. The rule amendments are effective as of January 24, 2023, but the SEC is providing an 18-month compliance period following the effective date for such amendments other than those addressing fee and expense information in advertisements that might be materially misleading.

In November 2022, the SEC proposed rule amendments which, among other things, would require funds to adopt swing pricing in order to mitigate dilution of shareholders’ interests in a fund by requiring the adjustment of fund net asset value per share to pass on costs stemming from shareholder purchase or redemption activity. In addition the proposed rule would amend the liquidity rule framework. The proposal’s impact on the Portfolio will not be known unless and until any final rulemaking is adopted.

In November 2022, the SEC adopted amendments to Form N-PX under the Act to improve the utility to investors of proxy voting information reported by mutual funds, ETFs and certain other funds. The rule amendments will expand the scope of funds’ Form N-PX reporting obligations, subject managers to Form N-PX reporting obligations for “Say on Pay” votes, enhance Form N-PX disclosures, permit joint reporting by funds, managers and affiliated managers on Form N-PX; and require website availability of fund proxy voting records. The amendments will become effective on July 1, 2024. Funds and managers will be required to file their first reports covering the period from July 1, 2023 to June 30, 2024 on amended Form N-PX by August 31, 2024.

SEMIANNUAL REPORT	|	JUNE 30, 2023	5

PIMCO International Bond Portfolio (Unhedged)

Cumulative Returns Through June 30, 2023

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Geographic Breakdown as of June 30, 2023†§

United States	44.8%

Short-Term Instruments‡	16.4%

Japan	6.6%

Cayman Islands	5.7%

United Kingdom	5.6%

China	3.6%

Denmark	2.7%

South Korea	2.6%

France	1.7%

Ireland	1.5%

Spain	1.5%

Italy	1.4%

Germany	1.3%

Switzerland	1.0%

Other	3.6%
†	% of Investments, at value.

§	Geographic Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended June 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Inception≈
PIMCO International Bond Portfolio (Unhedged) Institutional Class	0.46%	(1.59)%	(2.64)%	(0.52)%	(1.01)%
PIMCO International Bond Portfolio (Unhedged) Administrative Class	0.38%	(1.74)%	(2.77)%	(0.67)%	1.08%
PIMCO International Bond Portfolio (Unhedged) Advisor Class	0.33%	(1.84)%	(2.87)%	(0.77)%	1.00%
Bloomberg Global Aggregate ex-USD (USD Unhedged) Index±	0.83%	(1.83)%	(2.65)%	(0.90)%	0.19%♦

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

≈ For class inception dates please refer to the Important Information.

♦ Average annual total return since 04/30/2008.

± Bloomberg Global Aggregate ex-USD (USD Unhedged) Index provides a broad-based measure of the global investment-grade fixed income markets. The major components of this index are the Pan-European Aggregate and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds and Canadian Government securities.

It is not possible to invest directly in an unmanaged index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the prices of individual positions (which may be sourced from different pricing vendors or other sources) used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via (888) 87-PIMCO.

The Portfolio’s total annual operating expense ratio, as stated in the Portfolio’s currently-effective prospectus (as of the date of this report), were 0.84% for Institutional Class shares, 0.99 % for Administrative Class shares, and 1.09% for Advisor Class shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO International Bond Portfolio (Unhedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments. The Portfolio will invest under normal circumstances in Fixed Income Instruments that are economically tied to at least three non-U.S. countries. The Portfolio’s investments in Fixed Income Instruments may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current prospectus for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance (on a gross basis) during the reporting period:

»	Underweight exposure to duration in the U.S., particularly during the second half of the reporting period, contributed to returns, as yields rose.

»	Long exposure to senior securitized assets, particularly AAA-rated collateralized loan obligations, contributed to returns, as spreads tightened.

»	Overweight exposure to senior financials contributed to returns, as spreads tightened.

»	Long exposure to the Japanese yen, particularly during the second half of the reporting period, detracted from returns, as the currency depreciated relative to the U.S. dollar.

»	Underweight exposure to duration in China, particularly during the second half of the reporting period, detracted from returns, as yields fell.

»	Overweight exposure to duration in the U.K., particularly during the second half of the reporting period, detracted from returns, as yields rose.

6	PIMCO VARIABLE INSURANCE TRUST

Expense Example PIMCO International Bond Portfolio (Unhedged)

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held from January 1, 2023 to June 30, 2023 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

		Actual		Hypothetical (5% return before expenses)
	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)	Expenses Paid During Period*	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$1,004.60	$5.82	$1,000.00	$1,018.99	$5.86	1.17%
Administrative Class	1,000.00	1,003.80	6.56	1,000.00	1,018.25	6.61	1.32
Advisor Class	1,000.00	1,003.30	7.05	1,000.00	1,017.75	7.10	1.42

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

SEMIANNUAL REPORT	|	JUNE 30, 2023	7

Financial Highlights	PIMCO International Bond Portfolio (Unhedged)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Tax Basis Return of Capital	Total
Institutional Class

01/01/2023 - 06/30/2023+	$7.31	$0.09	$(0.06)	$0.03	$(0.09)	$0.00	$0.00	$(0.09)

12/31/2022	9.17	0.15	(1.87)	(1.72)	(0.07)	0.00	(0.07)	(0.14)

12/31/2021	10.53	0.15	(0.89)	(0.74)	(0.57)	(0.02)	(0.03)	(0.62)

12/31/2020	10.05	0.16	0.87	1.03	(0.55)	0.00	0.00	(0.55)

12/31/2019	9.58	0.21	0.47	0.68	(0.21)	0.00	0.00	(0.21)

12/31/2018	10.67	0.19	(0.60)	(0.41)	(0.51)	(0.14)	(0.03)	(0.68)
Administrative Class

01/01/2023 - 06/30/2023+	7.31	0.08	(0.05)	0.03	(0.09)	0.00	0.00	(0.09)

12/31/2022	9.17	0.13	(1.87)	(1.74)	(0.05)	0.00	(0.07)	(0.12)

12/31/2021	10.53	0.13	(0.89)	(0.76)	(0.55)	(0.02)	(0.03)	(0.60)

12/31/2020	10.05	0.15	0.86	1.01	(0.53)	0.00	0.00	(0.53)

12/31/2019	9.58	0.19	0.48	0.67	(0.20)	0.00	0.00	(0.20)

12/31/2018	10.67	0.18	(0.60)	(0.42)	(0.50)	(0.14)	(0.03)	(0.67)
Advisor Class

01/01/2023 - 06/30/2023+	7.31	0.08	(0.06)	0.02	(0.08)	0.00	0.00	(0.08)

12/31/2022	9.17	0.13	(1.87)	(1.74)	(0.05)	0.00	(0.07)	(0.12)

12/31/2021	10.53	0.13	(0.90)	(0.77)	(0.54)	(0.02)	(0.03)	(0.59)

12/31/2020	10.05	0.14	0.86	1.00	(0.52)	0.00	0.00	(0.52)

12/31/2019	9.58	0.18	0.48	0.66	(0.19)	0.00	0.00	(0.19)

12/31/2018	10.67	0.17	(0.60)	(0.43)	(0.49)	(0.14)	(0.03)	(0.66)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio. Additionally, excludes initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$7.25	0.46%	$47	1.17	%*	1.17	%*	0.75	%*	0.75	%*	2.33	%*	290%

7.31	(18.85)	47	0.84		0.84		0.75		0.75		1.86		469

9.17	(7.38)	78	0.76		0.76		0.75		0.75		1.60		382

10.53	10.93	12	0.83		0.83		0.75		0.75		1.68		514

10.05	7.17	11	0.93		0.93		0.75		0.75		2.10		299

9.58	(3.85)	10	0.87		0.87		0.75		0.75		1.85		197

7.25	0.38	8,326	1.32	*	1.32	*	0.90	*	0.90	*	2.19	*	290

7.31	(18.98)	8,903	0.99		0.99		0.90		0.90		1.71		469

9.17	(7.52)	9,533	0.91		0.91		0.90		0.90		1.38		382

10.53	10.77	10,504	0.98		0.98		0.90		0.90		1.54		514

10.05	7.02	9,826	1.08		1.08		0.90		0.90		1.95		299

9.58	(3.97)	9,420	1.02		1.02		0.90		0.90		1.72		197

7.25	0.33	14,947	1.42	*	1.42	*	1.00	*	1.00	*	2.08	*	290

7.31	(19.06)	15,562	1.09		1.09		1.00		1.00		1.61		469

9.17	(7.61)	21,031	1.01		1.01		1.00		1.00		1.29		382

10.53	10.66	20,408	1.08		1.08		1.00		1.00		1.43		514

10.05	6.92	19,624	1.18		1.18		1.00		1.00		1.85		299

9.58	(4.07)	20,278	1.12		1.12		1.00		1.00		1.61		197

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	9

Statement of Assets and Liabilities	PIMCO International Bond Portfolio (Unhedged)	June 30, 2023	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$30,019
Investments in Affiliates	959
Financial Derivative Instruments
Exchange-traded or centrally cleared	53
Over the counter	629
Cash	22
Deposits with counterparty	877
Foreign currency, at value	213
Receivable for investments sold	503
Receivable for investments sold on a delayed-delivery basis	6
Receivable for TBA investments sold	11,587
Receivable for Portfolio shares sold	12
Interest and/or dividends receivable	126
Dividends receivable from Affiliates	4
Total Assets	45,010

Liabilities:

Borrowings & Other Financing Transactions
Payable for short sales	$2,707
Financial Derivative Instruments
Exchange-traded or centrally cleared	108
Over the counter	454
Payable for investments purchased	1,128
Payable for investments in Affiliates purchased	4
Payable for TBA investments purchased	17,267
Payable for Portfolio shares redeemed	3
Accrued investment advisory fees	5
Accrued supervisory and administrative fees	10
Accrued distribution fees	3
Accrued servicing fees	1
Total Liabilities	21,690

Net Assets	$23,320

Net Assets Consist of:

Paid in capital	$27,012
Distributable earnings (accumulated loss)	(3,692)

Net Assets	$23,320

Net Assets:

Institutional Class	$47
Administrative Class	8,326
Advisor Class	14,947

Shares Issued and Outstanding:

Institutional Class	6
Administrative Class	1,149
Advisor Class	2,063

Net Asset Value Per Share Outstanding(a):

Institutional Class	$7.25
Administrative Class	7.25
Advisor Class	7.25

Cost of investments in securities	$32,616
Cost of investments in Affiliates	$959
Cost of foreign currency held	$211
Proceeds received on short sales	$2,731
Cost or premiums of financial derivative instruments, net	$(54)

* Includes repurchase agreements of:	$249

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO International Bond Portfolio (Unhedged)

Six Months Ended June 30, 2023 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$389
Dividends from Investments in Affiliates	22
Miscellaneous income	10
Total Income	421

Expenses:

Investment advisory fees	30
Supervisory and administrative fees	60
Distribution and/or servicing fees - Administrative Class	6
Distribution and/or servicing fees - Advisor Class	19
Trustee fees	1
Interest expense	50
Total Expenses	166

Net Investment Income (Loss)	255

Net Realized Gain (Loss):

Investments in securities	(120)
Investments in Affiliates	1
Exchange-traded or centrally cleared financial derivative instruments	(136)
Over the counter financial derivative instruments	(2)
Foreign currency	(59)

Net Realized Gain (Loss)	(316)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(313)
Exchange-traded or centrally cleared financial derivative instruments	339
Over the counter financial derivative instruments	186
Foreign currency assets and liabilities	(35)

Net Change in Unrealized Appreciation (Depreciation)	177

Net Increase (Decrease) in Net Assets Resulting from Operations	$116

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	11

Statements of Changes in Net Assets	PIMCO International Bond Portfolio (Unhedged)

(Amounts in thousands†)	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$255	$414
Net realized gain (loss)	(316)	(2,858)
Net change in unrealized appreciation (depreciation)	177	(3,160)

Net Increase (Decrease) in Net Assets Resulting from Operations	116	(5,604)

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(1)	(0)
Administrative Class	(103)	(58)
Advisor Class	(179)	(108)

Tax basis return of capital
Institutional Class	0	(1)
Administrative Class	0	(66)
Advisor Class	0	(146)

Total Distributions(a)	(283)	(379)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(1,025)	(147)

Total Increase (Decrease) in Net Assets	(1,192)	(6,130)

Net Assets:

Beginning of period	24,512	30,642
End of period	$23,320	$24,512

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO International Bond Portfolio (Unhedged)	June 30, 2023	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 128.7%

ARGENTINA 0.0%

SOVEREIGN ISSUES 0.0%

Argentina Government International Bond
0.500% due 07/09/2030 þ		$7	$2
1.500% due 07/09/2035 þ		5	1

Provincia de Buenos Aires
88.734% due 04/12/2025	ARS	100	0

Total Argentina (Cost $6)			3

AUSTRALIA 1.2%

SOVEREIGN ISSUES 1.2%

Australia Government International Bond
0.500% due 09/21/2026	AUD	400	238
1.000% due 12/21/2030		100	54

Total Australia (Cost $356)			292

CAYMAN ISLANDS 7.5%

ASSET-BACKED SECURITIES 6.7%

Apex Credit CLO Ltd.
6.500% due 09/20/2029 •		$130	129

Arbor Realty Commercial Real Estate Notes Ltd.
6.517% due 01/15/2037 •		100	98

AREIT Trust
6.237% due 11/17/2038 •		66	65

BDS Ltd.
6.507% due 12/16/2036 •		100	98

Brightspire Capital Ltd.
6.355% due 08/19/2038 •		100	97

GPMT Ltd.
6.498% due 12/15/2036 •		100	97

Halseypoint CLO Ltd.
6.350% due 07/20/2031 •		97	97

LoanCore Issuer Ltd.
6.493% due 11/15/2038 •		100	96
6.616% due 01/17/2037 •		100	98

MF1 Ltd.
6.237% due 10/16/2036 •		100	98
6.316% due 07/16/2036 •		100	98

Starwood Commercial Mortgage Trust
6.358% due 04/18/2038 •		100	96

Starwood Mortgage Trust
6.417% due 11/15/2038 •		100	97

TCI-Symphony CLO Ltd.
6.262% due 10/13/2032 •		100	99

TPG Real Estate Finance Issuer Ltd.
6.717% due 02/15/2039 •		100	97

Venture CLO Ltd.
6.270% due 04/20/2029 •		29	29
6.350% due 01/20/2029 •		86	85

			1,574

CORPORATE BONDS & NOTES 0.8%

Sands China Ltd.
5.900% due 08/08/2028		200	191

Total Cayman Islands (Cost $1,808)			1,765

CHINA 4.8%

SOVEREIGN ISSUES 4.8%

China Government International Bond
2.440% due 10/15/2027	CNY	5,340	736
2.680% due 05/21/2030		1,100	152
3.190% due 04/15/2053		200	29
3.530% due 10/18/2051		800	119
3.720% due 04/12/2051		600	92

Total China (Cost $1,212)			1,128

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DENMARK 3.6%

CORPORATE BONDS & NOTES 3.6%

Jyske Realkredit AS
1.000% due 04/01/2024	DKK	400	$58
1.000% due 10/01/2050		1,163	120
1.500% due 10/01/2053		99	10

Nordea Kredit Realkreditaktieselskab
1.000% due 04/01/2024		900	130
1.000% due 10/01/2050		2,596	257
1.500% due 10/01/2053		96	11

Nykredit Realkredit AS
1.000% due 10/01/2050		1,156	119
1.500% due 10/01/2053		483	52

Realkredit Danmark AS
1.000% due 04/01/2024		300	43
1.000% due 10/01/2050		285	30
1.500% due 10/01/2053		192	21

Total Denmark (Cost $1,129)			851

FRANCE 2.2%

SOVEREIGN ISSUES 2.2%

France Government International Bond
0.500% due 05/25/2072	EUR	50	21
0.750% due 05/25/2052		250	149
2.000% due 05/25/2048		220	190
3.250% due 05/25/2045		140	153

Total France (Cost $739)			513

GERMANY 1.7%

CORPORATE BONDS & NOTES 1.7%

Deutsche Bank AG
1.625% due 01/20/2027	EUR	100	97
1.750% due 11/19/2030 •		100	86
2.625% due 02/12/2026		200	207

Total Germany (Cost $485)			390

IRELAND 2.0%

ASSET-BACKED SECURITIES 1.6%

Man GLG Euro CLO DAC
4.047% due 01/15/2030 •	EUR	110	118
4.216% due 12/15/2031 •		250	268

			386

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%

Shamrock Residential DAC
4.289% due 01/24/2061 •		83	89

Total Ireland (Cost $507)			475

ISRAEL 0.2%

SOVEREIGN ISSUES 0.2%

Israel Government International Bond
2.000% due 03/31/2027	ILS	200	50

Total Israel (Cost $61)			50

ITALY 1.8%

SOVEREIGN ISSUES 1.8%

Cassa Depositi e Prestiti SpA
5.750% due 05/05/2026		$200	197

Italy Buoni Poliennali Del Tesoro
4.000% due 10/30/2031	EUR	100	110

Italy Government International Bond
6.000% due 08/04/2028	GBP	100	124

Total Italy (Cost $455)			431

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JAPAN 8.7%

SOVEREIGN ISSUES 8.7%

Japan Finance Organization for Municipalities
0.625% due 09/02/2025		$200	$181

Japan Government International Bond
0.005% due 03/01/2024	JPY	20,000	139
0.005% due 04/01/2024		20,000	139
0.005% due 05/01/2024		10,000	69
0.005% due 10/01/2024		45,000	312
0.100% due 03/10/2028 (f)		39,288	287
0.300% due 06/20/2046		26,100	152
0.500% due 09/20/2046		47,750	291
0.700% due 12/20/2048		35,750	222
0.700% due 06/20/2051		12,500	75
0.700% due 09/20/2051		4,000	24
1.200% due 09/20/2035		19,950	148

Total Japan (Cost $2,601)			2,039

MALAYSIA 0.5%

SOVEREIGN ISSUES 0.5%

Malaysia Government International Bond
2.632% due 04/15/2031	MYR	75	15
3.885% due 08/15/2029		341	74

Malaysia Government Investment Issue
3.465% due 10/15/2030		102	21

Total Malaysia (Cost $117)			110

POLAND 0.5%

SOVEREIGN ISSUES 0.5%

Poland Government International Bond
3.875% due 02/14/2033	EUR	100	108

Total Poland (Cost $108)			108

REPUBLIC OF KOREA 0.5%

SOVEREIGN ISSUES 0.5%

Korea Government International Bond
3.250% due 06/10/2033	KRW	157,130	115

Total Republic of Korea (Cost $118)			115

ROMANIA 0.6%

SOVEREIGN ISSUES 0.6%

Romania Government International Bond
2.000% due 04/14/2033	EUR	50	39
2.124% due 07/16/2031		100	83
2.750% due 04/14/2041		15	10

Total Romania (Cost $198)			132

SAUDI ARABIA 0.9%

SOVEREIGN ISSUES 0.9%

Saudi Government International Bond
4.875% due 07/18/2033		$200	200

Total Saudi Arabia (Cost $198)			200

SERBIA 0.4%

SOVEREIGN ISSUES 0.4%

Serbia Government International Bond
1.000% due 09/23/2028	EUR	100	85

Total Serbia (Cost $116)			85

SOUTH KOREA 3.4%

SOVEREIGN ISSUES 3.4%

Korea Government International Bond
2.000% due 06/10/2031	KRW	54,110	36

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	13

Schedule of Investments	PIMCO International Bond Portfolio (Unhedged)	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.125% due 06/10/2027	KRW	65,000	$47
2.375% due 12/10/2027		80,000	58
2.375% due 12/10/2028		330,000	234
2.625% due 06/10/2028		130,000	94
4.250% due 12/10/2032		340,060	270
5.500% due 03/10/2028		80,000	65

Total South Korea (Cost $940)			804

SPAIN 2.1%

CORPORATE BONDS & NOTES 0.9%

CaixaBank SA
6.208% due 01/18/2029 •		$200	200

SOVEREIGN ISSUES 1.2%

Spain Government International Bond
1.450% due 10/31/2071	EUR	75	40
3.450% due 07/30/2066		120	119
3.900% due 07/30/2039		100	112

			271

Total Spain (Cost $540)			471

SWITZERLAND 1.4%

CORPORATE BONDS & NOTES 1.4%

UBS Group AG
2.875% due 04/02/2032 •	EUR	100	95
4.177% (EUR003M + 1.000%) due 01/16/2026 ~		100	108
7.750% due 03/01/2029 •		100	121

Total Switzerland (Cost $300)			324

UNITED KINGDOM 7.5%

CORPORATE BONDS & NOTES 2.5%

HSBC Holdings PLC
4.041% due 03/13/2028 •		$200	187

Nationwide Building Society
4.363% due 08/01/2024 •		200	200

NatWest Group PLC
5.076% due 01/27/2030 •		200	191

			578

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.4%

Avon Finance PLC
5.809% due 09/20/2048 •	GBP	59	75

Eurosail PLC
3.629% due 03/13/2045 •	EUR	2	2
5.150% due 03/13/2045 •	GBP	4	5

Mansard Mortgages PLC
5.651% due 12/15/2049 •		39	49

Newgate Funding PLC
6.005% due 12/15/2050 •		77	93

Residential Mortgage Securities PLC
6.159% due 06/20/2070 •		59	76

Ripon Mortgages PLC
5.491% due 08/28/2056 •		153	194

RMAC Securities PLC
3.636% due 06/12/2044 •	EUR	58	60
5.154% due 06/12/2044 •	GBP	69	83

Stratton Mortgage Funding PLC
5.279% due 07/20/2060		65	83

Trinity Square PLC
5.316% due 07/15/2059 •		64	81

			801

SOVEREIGN ISSUES 1.6%

United Kingdom Gilt
1.250% due 07/31/2051		100	63
1.500% due 07/31/2053		100	66

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.750% due 01/22/2049	GBP	100	$75
3.250% due 01/22/2044		150	159

			363

Total United Kingdom (Cost $2,010)			1,742

UNITED STATES 59.5%

ASSET-BACKED SECURITIES 5.2%

Citigroup Mortgage Loan Trust
5.540% due 06/25/2037 •		$109	107

Countrywide Asset-Backed Certificates Trust
5.290% due 07/25/2037 •		14	12
5.370% due 06/25/2047 •		185	176
5.630% due 04/25/2037 •		30	25
5.810% due 08/25/2035 •		70	68

LCCM Trust
6.461% due 12/13/2038 •		100	98

LMREC LLC
6.200% due 04/22/2037 •		24	24

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.780% due 02/25/2036 •		100	89

PRET LLC
1.843% due 09/25/2051 þ		75	69

Renaissance Home Equity Loan Trust
7.700% due 12/25/2032 «•		20	16

Saxon Asset Securities Trust
6.900% due 12/25/2037 •		48	40

SG Mortgage Securities Trust
5.300% due 10/25/2036 •		121	108

SMB Private Education Loan Trust
1.290% due 07/15/2053		43	39
6.517% due 02/16/2055 •		81	80

Structured Asset Investment Loan Trust
6.875% due 10/25/2034 •		116	115

Structured Asset Securities Corp. Mortgage Loan Trust
5.285% due 07/25/2036 •		2	2

Terwin Mortgage Trust
6.090% due 11/25/2033 •		1	1

Texas Natural Gas Securitization Finance Corp.
5.102% due 04/01/2035		50	50

Toyota Auto Loan Extended Note Trust
2.560% due 11/25/2031		100	97

			1,216

CORPORATE BONDS & NOTES 0.8%

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		100	85

Penske Truck Leasing Co. LP
3.950% due 03/10/2025		100	96

			181

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%

Charter Communications Operating LLC
6.795% - 6.834% due 02/01/2027		93	93

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.0%

Bear Stearns ALT-A Trust
3.817% due 11/25/2036 ^~		51	27

BIG Commercial Mortgage Trust
6.489% due 02/15/2039 •		100	97

Chase Mortgage Finance Trust
4.529% due 07/25/2037 ~		2	1

Citigroup Mortgage Loan Trust
3.000% due 11/27/2051 ~		88	75
6.780% due 09/25/2035 •		1	1

Countrywide Alternative Loan Resecuritization Trust
6.000% due 08/25/2037 ^~		107	56

Countrywide Alternative Loan Trust
5.850% due 05/25/2036 •		180	81

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Home Loan Mortgage Pass-Through Trust
6.500% due 11/25/2047	$46	$25

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.530% due 08/25/2047 •	75	61

DROP Mortgage Trust
6.343% due 10/15/2043 •	100	91

Extended Stay America Trust
6.274% due 07/15/2038 •	96	95

First Horizon Mortgage Pass-Through Trust
4.010% due 05/25/2037 ^~	9	4

GS Mortgage-Backed Securities Trust
2.500% due 01/25/2052 ~	88	71
2.500% due 07/25/2052 ~	90	73
3.000% due 09/25/2052 ~	94	80

GSR Mortgage Loan Trust
4.481% due 11/25/2035 ~	10	10

HarborView Mortgage Loan Trust
5.717% due 02/19/2036 •	126	66

Impac CMB Trust
5.870% due 10/25/2034 •	16	15

IndyMac INDX Mortgage Loan Trust
5.630% due 07/25/2035 •	8	8

JP Morgan Alternative Loan Trust
4.667% due 12/25/2035 ^~	29	22

JP Morgan Mortgage Trust
3.000% due 12/25/2051 ~	85	72
3.000% due 01/25/2052 ~	170	143
3.000% due 03/25/2052 ~	90	76
3.000% due 05/25/2052 ~	173	146
4.000% due 02/25/2036 ^~	6	4

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
6.053% due 08/15/2032 •	7	7

Merrill Lynch Mortgage Investors Trust
4.159% due 02/25/2035 ~	3	2

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	47	43
2.750% due 11/25/2059 ~	48	44

Structured Asset Securities Corp.
5.430% due 01/25/2036 •	11	9

Thornburg Mortgage Securities Trust
7.151% due 06/25/2047 ^•	4	4

Towd Point Mortgage Trust
2.710% due 01/25/2060 ~	39	36
2.900% due 10/25/2059 ~	128	117
6.150% due 05/25/2058 •	23	22

UWM Mortgage Trust
2.500% due 11/25/2051 ~	89	72
2.500% due 12/25/2051 ~	90	73

WaMu Mortgage Pass-Through Certificates Trust
3.626% due 09/25/2036 ~	5	5
4.079% due 03/25/2035 «~	15	15
4.280% due 03/25/2034 ~	19	18

		1,867

U.S. GOVERNMENT AGENCIES 36.9%

Fannie Mae
3.500% due 01/01/2059	46	42

Fannie Mae, TBA
5.500% due 09/01/2053	1,300	1,294
6.000% due 08/01/2053	1,500	1,513
6.500% due 07/01/2053 - 08/01/2053	2,100	2,144

Freddie Mac
0.000% due 01/15/2038 ~(a)	16	1
4.348% due 01/15/2038 •	16	15
5.793% due 12/15/2037 •	1	1

Uniform Mortgage-Backed Security
2.500% due 01/01/2052	94	80
3.000% due 10/01/2049	70	62
3.500% due 10/01/2039 - 07/01/2050	42	39
4.000% due 06/01/2050	31	29

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Uniform Mortgage-Backed Security, TBA
4.000% due 08/01/2053	$640	$601
4.500% due 08/01/2053	1,240	1,193
5.000% due 09/01/2053	1,100	1,079
6.000% due 07/01/2053	500	504

		8,597

U.S. TREASURY OBLIGATIONS 8.2%

U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2025	176	168
0.250% due 01/15/2025	256	246
0.500% due 01/15/2028	603	564
1.125% due 01/15/2033	204	195
2.500% due 01/15/2029 (j)	141	145

U.S. Treasury Notes
2.875% due 04/30/2025	300	289
3.500% due 02/15/2033	100	98
4.000% due 02/29/2028	100	99
4.250% due 12/31/2024	120	118

		1,922

Total United States (Cost $14,293)		13,876

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 17.7%

COMMERCIAL PAPER 1.0%

AT&T, Inc.
5.700% due 03/19/2024		$250	$239

REPURCHASE AGREEMENTS (g) 1.1%
			249

ARGENTINA TREASURY BILLS 0.0%
(24.751)% due 10/18/2023 - 11/23/2023 (c)(d)	ARS	1,816	4

HUNGARY TREASURY BILLS 0.4%
16.220% due 07/06/2023 (d)(e)	HUF	30,000	88

JAPAN TREASURY BILLS 15.2%
(0.168)% due 07/03/2023 - 10/02/2023 (b)(c)(d)	JPY	510,000	3,535

Total Short-Term Instruments (Cost $4,319)			4,115

Total Investments in Securities (Cost $32,616)			30,019

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 4.1%

SHORT-TERM INSTRUMENTS 4.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.1%

PIMCO Short Asset Portfolio	1,561	$15

PIMCO Short-Term Floating NAV Portfolio III	97,061	944

Total Short-Term Instruments (Cost $959)		959

Total Investments in Affiliates (Cost $959)		959

Total Investments 132.8% (Cost $33,575)		$30,978

Financial Derivative Instruments (h)(i) 0.5% (Cost or Premiums, net $(54))		120

Other Assets and Liabilities, net (33.3)%		(7,778)

Net Assets 100.0%		$23,320

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.400%	06/30/2023	07/03/2023	$249	U.S. Treasury Notes 4.625% due 06/30/2025	$(254)	$249	$249

Total Repurchase Agreements						$(254)	$249	$249

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
United States (11.6)%
U.S. Government Agencies (11.6)%
Fannie Mae, TBA	2.000%	07/01/2038	$400	$(355)	$(355)
Uniform Mortgage-Backed Security, TBA	2.000	07/01/2053	2,620	(2,158)	(2,137)
Uniform Mortgage-Backed Security, TBA	2.500	07/01/2053	150	(129)	(127)
Uniform Mortgage-Backed Security, TBA	3.000	08/01/2053	100	(89)	(88)

Total Short Sales (11.6)%				$(2,731)	$(2,707)

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	15

Schedule of Investments	PIMCO International Bond Portfolio (Unhedged)	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$249	$0	$0	$0	$249	$(254)	$(5)

Total Borrowings and Other Financing Transactions	$249	$0	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(56) at a weighted average interest rate of 4.591%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August 2023 Futures	$111.500	07/21/2023	1	$1	$0	$0
Call - CBOT U.S. Treasury 10-Year Note August 2023 Futures	115.500	07/21/2023	1	1	0	0

Total Written Options					$0	$0

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract March Futures	06/2024	7	$1,660	$0	$1	$0
Euro-BTP September Futures	09/2023	2	253	2	0	(2)
Euro-Buxl 30-Year Bond September Futures	09/2023	1	152	2	1	(2)
Euro-Schatz September Futures	09/2023	7	801	(7)	0	(1)
U.S. Treasury 10-Year Note September Futures	09/2023	1	112	(2)	0	0

				$(5)	$2	$(5)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract June Futures	09/2024	2	$(476)	$1	$0	$0
3-Month SOFR Active Contract September Futures	12/2024	5	(1,196)	0	0	0
Australia Government 3-Year Bond September Futures	09/2023	3	(211)	1	1	0
Euro-Bobl September Futures	09/2023	22	(2,778)	36	12	0
Euro-BTP Italy Government Bond September Futures	09/2023	6	(685)	6	2	0
Euro-Oat September Futures	09/2023	5	(701)	4	5	0
U.S. Treasury 2-Year Note September Futures	09/2023	3	(610)	9	0	0
U.S. Treasury 5-Year Note September Futures	09/2023	17	(1,821)	37	0	0
U.S. Treasury Ultra 10-Year Note September Futures	09/2023	2	(237)	3	0	(1)
United Kingdom Long Gilt September Futures	09/2023	3	(363)	3	3	0

				$100	$23	$(1)

Total Futures Contracts				$95	$25	$(6)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.IG-40 10-Year Index	(1.000)%	Quarterly	06/20/2033	$	2,000	$29	$(23)	$6	$0	$(7)
iTraxx Europe Main 39 10-Year Index	(1.000)	Quarterly	06/20/2033	EUR	400	9	(5)	4	0	(1)

						$38	$(28)	$10	$0	$(8)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-40 5-Year Index	1.000%	Quarterly	06/20/2028	$	56,500	$447	$419	$866	$76	$ 0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/20/2028	GBP	300	$(2)	$(18)	$(20)	$0	$(2)
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/20/2033		1,630	(44)	(88)	(132)	0	(13)
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.250	Annual	09/20/2053		60	(3)	(4)	(7)	0	(1)
Pay	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	03/15/2028	INR	6,130	0	1	1	0	0
Receive	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	03/16/2032		3,900	4	(3)	1	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2023	JPY	80,000	1	(1)	0	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	06/17/2025		100,000	1	(3)	(2)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2026		140,000	(12)	7	(5)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.035	Semi-Annual	11/29/2029		20,000	0	(3)	(3)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2031		30,000	(3)	(5)	(8)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		22,000	(8)	2	(6)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.250	Annual	09/14/2032		30,000	(6)	1	(5)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	09/15/2032		8,000	0	0	0	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		10,000	0	4	4	1	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	3.000	Semi-Annual	03/15/2028	SGD	200	1	(3)	(2)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	08/25/2023	$	150	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	08/31/2023		350	0	(5)	(5)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.789	Quarterly	03/07/2024		200	0	1	1	0	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.789	Quarterly	03/07/2024		200	1	(2)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2024		1,100	41	(2)	39	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.965	Annual	06/30/2024		400	0	(9)	(9)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.968	Annual	06/30/2024		400	0	(9)	(9)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.298	Semi-Annual	08/25/2024		150	0	7	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.249	Semi-Annual	08/31/2024		350	0	17	17	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.433	Quarterly	09/06/2024		700	0	7	7	0	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.433	Quarterly	09/06/2024		700	2	(10)	(8)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.427	Quarterly	09/27/2024		600	0	6	6	0	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.427	Quarterly	09/27/2024		600	0	(7)	(7)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.409	Quarterly	10/04/2024		400	0	5	5	0	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.409	Quarterly	10/04/2024		400	0	(5)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.159	Annual	03/31/2025		1,200	(4)	20	16	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.150	Annual	05/13/2025		2,500	5	24	29	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.200	Annual	05/13/2025		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		360	3	4	7	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		2,507	(8)	13	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		700	0	35	35	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	12/15/2026		200	1	24	25	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026		1,800	(15)	184	169	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		400	15	31	46	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		980	11	19	30	0	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028		900	7	(114)	(107)	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		672	(7)	5	(2)	0	(1)
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.518	Semi-Annual	01/20/2029		200	0	(25)	(25)	0	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/20/2029		100	0	(12)	(12)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		400	(39)	(21)	(60)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.454	Annual	06/30/2029		200	0	(4)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.898	Annual	06/30/2029		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.163	Annual	09/30/2029		100	0	(4)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	09/30/2029		100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030		100	0	(2)	(2)	0	0

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	17

Schedule of Investments	PIMCO International Bond Portfolio (Unhedged)	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.340%	Annual	02/23/2030	$	100	$0	$(3)	$(3)	$0	$0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		100	(4)	0	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.335	Annual	05/15/2032		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.828	Annual	05/15/2032		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		155	19	3	22	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.048	Annual	11/15/2032		100	0	5	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.070	Annual	11/15/2032		100	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.083	Annual	11/15/2032		200	0	9	9	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.086	Annual	11/15/2032		200	2	7	9	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.089	Annual	11/15/2032		200	0	9	9	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.106	Annual	11/15/2032		100	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.139	Annual	11/15/2032		100	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.173	Annual	11/15/2032		100	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.174	Annual	11/15/2032		100	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		400	10	9	19	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2033		100	(1)	0	(1)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		5	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Annual	06/15/2052		40	(1)	(12)	(13)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		65	17	1	18	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		10	0	(1)	(1)	0	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		30	1	0	1	0	0
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025	CAD	600	(10)	(25)	(35)	1	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		100	(1)	(4)	(5)	0	0
Pay	3-Month CAD-Bank Bill	1.000	Semi-Annual	06/16/2026		150	(2)	(10)	(12)	0	0
Receive	3-Month CAD-Bank Bill	3.250	Semi-Annual	03/15/2028		100	0	3	3	0	0
Pay	3-Month CAD-Bank Bill	2.500	Semi-Annual	06/19/2029		350	11	(32)	(21)	2	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		500	(3)	(52)	(55)	2	0
Pay	3-Month CAD-Bank Bill	1.750	Semi-Annual	12/16/2046		150	(21)	(15)	(36)	2	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027	CHF	200	(5)	(8)	(13)	0	(1)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		100	0	(7)	(7)	0	0
Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	03/16/2027	CNY	3,200	(3)	6	3	1	0
Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	12/21/2027		600	(1)	1	0	0	0
Pay	3-Month KRW-KORIBOR	3.250	Quarterly	03/15/2028	KRW	1,457,073	8	(21)	(13)	0	(3)
Receive	3-Month KRW-KORIBOR	3.250	Quarterly	03/15/2033		26,379	0	0	0	0	0
Receive(5)	3-Month KRW-KORIBOR	3.250	Quarterly	09/20/2033		141,790	1	0	1	1	0
Pay	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024	NZD	700	(2)	(6)	(8)	0	0
Pay(5)	3-Month NZD-BBR	4.750	Semi-Annual	03/20/2025		700	0	(3)	(3)	0	(1)
Pay(5)	3-Month NZD-BBR	5.000	Semi-Annual	03/20/2025		800	(1)	(1)	(2)	0	(1)
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027		500	(3)	(9)	(12)	0	(1)
Pay	3-Month SEK-STIBOR	0.500	Annual	06/19/2024	SEK	3,300	8	(19)	(11)	0	0
Receive	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	03/15/2028	THB	3,610	0	1	1	0	0
Receive	3-Month USD-LIBOR	4.409	Quarterly	07/04/2023	$	400	0	1	1	0	0
Pay	3-Month USD-LIBOR	4.409	Quarterly	07/04/2023		400	0	(1)	(1)	0	0
Pay	3-Month USD-LIBOR	4.433	Quarterly	07/06/2023		700	0	(1)	(1)	0	0
Pay	3-Month USD-LIBOR	4.789	Quarterly	07/07/2023		200	0	0	0	0	0
Pay	3-Month USD-LIBOR	1.518	Semi-Annual	07/20/2023		200	0	(1)	(1)	0	0
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	07/20/2023		100	0	(1)	(1)	0	0
Pay	3-Month USD-LIBOR	4.427	Quarterly	07/27/2023		600	0	0	0	0	0
Receive	3-Month USD-LIBOR	0.000	Quarterly	08/25/2023		150	0	2	2	0	0
Receive	3-Month USD-LIBOR	0.000	Quarterly	08/31/2023		350	0	5	5	0	0
Receive	3-Month USD-LIBOR	4.433	Quarterly	09/06/2023		700	0	2	2	0	0
Receive	3-Month USD-LIBOR	4.789	Quarterly	09/07/2023		200	0	0	0	0	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	09/15/2023		1,800	0	20	20	1	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	09/15/2023		900	0	(10)	(10)	0	0
Receive	3-Month USD-LIBOR	4.427	Quarterly	09/27/2023		600	0	2	2	0	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	300	(6)	(13)	(19)	0	(1)
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	06/16/2031		50	1	(7)	(6)	0	0
Pay(5)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/15/2032		1,350	(2)	3	1	0	(4)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2033		400	8	(11)	(3)	0	(3)
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	06/21/2033		300	1	(8)	(7)	0	(2)
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	800	0	(5)	(5)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	03/30/2024	EUR	700	(5)	(15)	(20)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/05/2024		200	0	(3)	(3)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/06/2024		200	0	(4)	(4)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/13/2024		300	(1)	(4)	(5)	0	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	04/26/2024		100	0	(2)	(2)	0	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	05/03/2024		100	0	(2)	(2)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	05/16/2024		100	0	(2)	(2)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	11/23/2024		400	(13)	(8)	(21)	0	(1)
Pay(5)	6-Month EUR-EURIBOR	3.500	Annual	09/20/2025		530	2	(5)	(3)	0	(1)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(5)	6-Month EUR-EURIBOR	3.000%	Annual	03/19/2027	EUR	1,020	$7	$(7)	$0	$0	$(2)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		100	(1)	(10)	(11)	0	(1)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		100	(1)	(10)	(11)	0	(1)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		100	0	(10)	(10)	0	(1)
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2028		5,050	(50)	(2)	(52)	0	(23)
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	03/15/2033		480	(6)	0	(6)	1	0
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033	$	2,895	(5)	10	5	0	(19)
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		280	3	(25)	(22)	0	(2)
Receive(5)	6-Month EUR-EURIBOR	2.500	Annual	09/20/2053		740	16	(14)	2	5	0
Pay	6-Month HUF-BBR	1.500	Annual	03/20/2024	HUF	10,900	0	(4)	(4)	0	0
Pay	28-Day MXN-TIIE	4.870	Lunar	07/07/2025	MXN	2,000	0	(11)	(11)	0	0
Pay(5)	CAONREPO Index	3.500	Annual	05/10/2025	CAD	3,400	(5)	(20)	(25)	3	0
Pay	CAONREPO Index	3.250	Semi-Annual	06/21/2033		500	(8)	2	(6)	3	0
Receive(5)	CAONREPO Index	3.250	Semi-Annual	12/20/2033		200	2	(1)	1	0	(2)

							$(102)	$(270)	$(372)	$24	$(94)

Total Swap Agreements							$(44)	$(284)	$(328)	$27	$(102)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(6)			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$25	$28	$53	$0	$(6)	$(102)	$(108)

Cash of $877 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin asset of $1 for closed swap agreements is outstanding at period end.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2023	AUD	119		$79	$0	$0
	07/2023		$17	AUD	26	0	0
	08/2023		79		119	0	0

BOA	07/2023	DKK	963		$139	0	(2)
	07/2023	EUR	43		47	0	(1)
	07/2023	GBP	23		29	0	0
	07/2023	JPY	6,800		49	2	0
	07/2023	MXN	3,515		191	0	(14)
	07/2023	NZD	5		3	0	0
	07/2023	SEK	1,711		159	0	0

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	19

Schedule of Investments	PIMCO International Bond Portfolio (Unhedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2023		$131	AUD	200	$3	$0
	07/2023		1,023	CAD	1,392	28	0
	07/2023		257	DKK	1,747	0	(1)
	07/2023		24	EUR	22	0	0
	07/2023		63	JPY	8,800	0	(2)
	07/2023		152	NOK	1,667	4	0
	08/2023	DKK	1,744		$257	1	0
	08/2023	JPY	15,230		110	4	0
	08/2023		$285	CNY	1,959	0	(14)
	08/2023		159	SEK	1,709	0	0
	09/2023	CLP	35,279		$43	0	(1)
	09/2023	JPY	110,000		803	34	0
	09/2023	KRW	32,462		26	1	0
	09/2023	TWD	2,641		87	2	0
	09/2023		$4	IDR	55,090	0	0
	09/2023		56	INR	4,650	0	0
	09/2023		16	PEN	59	0	0

BPS	07/2023	AUD	134		$89	0	0
	07/2023	CAD	25		19	0	0
	07/2023	CHF	184		206	0	0
	07/2023	EUR	6,273		6,873	28	0
	07/2023	NOK	390		36	0	0
	07/2023		$26	AUD	40	1	0
	07/2023		1	CHF	1	0	0
	07/2023		29	CZK	629	0	0
	07/2023		132	EUR	120	0	(1)
	07/2023		4,115	JPY	571,908	0	(151)
	07/2023		21	MYR	97	0	0
	08/2023	CNH	888		$125	2	0
	08/2023	NZD	26		16	0	0
	08/2023	TWD	1,322		43	1	0
	08/2023		$57	AUD	85	0	0
	08/2023		206	CHF	184	0	0
	08/2023		254	CNH	1,752	0	(12)
	08/2023		337	CNY	2,303	0	(18)
	08/2023		6,883	EUR	6,273	0	(29)
	08/2023		2,604	JPY	374,713	4	0
	08/2023		36	NOK	389	0	0
	08/2023		10	TWD	303	0	0
	09/2023		$40	IDR	602,784	0	0
	04/2024	DKK	689		$103	0	0

BRC	07/2023	GBP	21		26	0	(1)
	07/2023	JPY	120,000		931	99	0
	07/2023		$1	MYR	4	0	0
	08/2023	CNH	291		$41	1	0
	08/2023	CNY	84		12	0	0
	08/2023		$39	COP	165,590	0	0
	08/2023		2	ZAR	42	0	0
	09/2023	IDR	2,503		$0	0	0
	09/2023	ILS	11		3	0	0
	09/2023		$8	PEN	28	0	0
	10/2023	JPY	90,000		$630	0	(2)
	04/2024	DKK	886		132	0	0
	04/2024	JPY	20,000		164	19	0
	05/2024		10,000		81	8	0

CBK	07/2023	CAD	16		12	0	0
	07/2023	EUR	39		43	0	0
	07/2023	NZD	39		24	0	0
	07/2023		$47	CLP	37,974	0	0
	07/2023		26	CZK	555	0	0
	07/2023		81	EUR	75	1	0
	07/2023		71	GBP	56	0	0
	07/2023		6	NOK	73	0	0
	07/2023		49	PEN	180	1	0
	07/2023		31	RON	138	0	0
	08/2023	CNH	55		$8	1	0
	08/2023	CNY	528		77	4	0
	08/2023	JPY	4,770		35	1	0
	08/2023	PEN	203		52	0	(4)
	08/2023	TWD	1,376		45	1	0

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	08/2023		$21	CLP	16,791	$0	$0
	09/2023	CNH	492		$69	1	0
	09/2023		$0	KRW	318	0	0
	09/2023		59	THB	2,031	0	(1)
	10/2023		0	CLP	134	0	0

CLY	07/2023	CHF	5		$5	0	0
	07/2023	DKK	2,831		409	0	(6)
	08/2023		$5	CHF	5	0	0
	08/2023		90	CNH	638	0	(2)

FAR	07/2023		0	CLP	58	0	0

GLM	07/2023	NOK	2,405		$223	0	(1)
	07/2023	PEN	117		32	0	0
	08/2023	CNH	287		40	1	0
	08/2023		$223	NOK	2,402	1	0
	08/2023		15	PEN	54	0	0
	09/2023		17		63	0	0
	09/2023		119	SGD	159	0	(1)

JPM	07/2023	GBP	36		$46	0	0
	07/2023	JPY	194,761		1,362	12	0
	07/2023	KRW	355,820		279	9	0
	07/2023	SGD	40		30	1	0
	07/2023		$105	AUD	161	2	0
	07/2023		65	SGD	86	0	(2)
	08/2023	CNH	207		$29	1	0
	08/2023	HUF	8,738		25	0	0
	08/2023		$195	CNH	1,351	0	(9)
	08/2023		355	CNY	2,430	0	(19)
	08/2023		46	GBP	36	0	0
	08/2023		18	HUF	6,445	0	0
	08/2023		1,362	JPY	193,933	0	(12)
	09/2023	ILS	11		$3	0	0
	09/2023		$2	IDR	24,395	0	0
	09/2023		7	INR	564	0	0
	09/2023		82	THB	2,814	0	(2)
	10/2023		340	MXN	5,978	2	0
	12/2023		10	INR	825	0	0
	10/2024	JPY	20,000		$161	13	0

MBC	07/2023	CAD	27		20	0	0
	07/2023	EUR	220		237	0	(3)
	07/2023	GBP	98		125	1	0
	07/2023	JPY	172,000		1,316	121	0
	07/2023		$133	CAD	176	1	0
	07/2023		12	EUR	11	0	0
	07/2023		512	GBP	413	13	0
	07/2023		2	SEK	22	0	0
	08/2023	CNH	924		$132	5	0
	09/2023	KRW	60,176		47	1	0
	03/2024	JPY	20,001		164	20	0
	10/2024		15,000		120	9	0

MYI	07/2023	GBP	15		19	0	(1)
	07/2023	IDR	14,515		1	0	0
	07/2023		$31	AUD	46	0	0
	07/2023		228	DKK	1,558	0	0
	07/2023		1	IDR	14,515	0	0
	07/2023		157	SEK	1,687	0	(1)
	08/2023	DKK	1,556		$228	0	0
	08/2023	TWD	2,154		71	2	0
	09/2023	KRW	67,627		53	1	0
	09/2023		$53	IDR	784,476	0	(1)
	09/2023		37	THB	1,283	0	(1)
	10/2024	JPY	10,000		$82	8	0

NGF	08/2023		$301	CNH	2,065	0	(16)
	09/2023	SGD	100		$75	1	0
	12/2023		$102	INR	8,417	0	0

RBC	07/2023	MXN	119		$6	0	(1)
	07/2023		$24	CAD	32	0	0
	08/2023		1	MXN	21	0	0

RYL	07/2023		57	EUR	53	1	0

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	21

Schedule of Investments	PIMCO International Bond Portfolio (Unhedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
SCX	07/2023	AUD	175		$116	$0	$(1)
	07/2023	CAD	446		337	0	0
	07/2023	NZD	14		9	0	0
	07/2023		$148	AUD	227	3	0
	07/2023		201	CHF	181	1	0
	07/2023		21	MYR	97	0	0
	08/2023	TWD	577		$19	0	0
	08/2023		$116	AUD	175	0	0
	08/2023		337	CAD	445	0	0
	08/2023		144	CNH	988	0	(7)
	08/2023		945	CNY	6,452	0	(52)
	09/2023	CNH	114		$16	0	0
	09/2023	TWD	2,208		72	1	0
	09/2023		$194	IDR	2,904,009	0	(2)
	09/2023		4	INR	352	0	0
	09/2023		49	KRW	62,072	0	(2)
	09/2023		13	PEN	47	0	0
	09/2023		110	THB	3,809	0	(2)

SOG	07/2023		114	AUD	174	2	0
	07/2023		6,742	EUR	6,267	97	0
	07/2023		80	PLN	345	5	0

SSB	07/2023	CLP	38,087		$47	0	0
	08/2023		$47	CLP	38,197	0	0
	09/2023	KRW	149,195		$115	1	0
	09/2023		$104	BRL	526	5	0

TOR	07/2023	AUD	216		$142	0	(1)
	07/2023	CAD	1,086		818	0	(2)
	07/2023	GBP	276		351	0	0
	07/2023		$60	AUD	92	1	0
	07/2023		36	NZD	58	0	0
	08/2023	NZD	58		$36	0	0
	08/2023		$142	AUD	215	1	0
	08/2023		818	CAD	1,085	2	0
	08/2023		351	GBP	276	0	0
	08/2023		12	HUF	4,083	0	0

UAG	07/2023	AUD	343		$229	1	(1)
	07/2023	CHF	5		5	0	0
	07/2023		$14	AUD	21	0	0
	07/2023		13	CHF	12	0	0
	07/2023		105	NOK	1,166	3	0
	07/2023		25	SGD	33	0	(1)
	08/2023	DKK	489		$71	0	(1)
	08/2023		$230	AUD	343	1	(1)
	08/2023		5	CHF	5	0	0
	08/2023		10	NOK	110	0	0
	09/2023	CNH	151	THB	731	0	0
	09/2023	ILS	9		$3	0	0
	09/2023	SGD	29		22	0	0
	09/2023		$53	INR	4,399	0	0

Total Forward Foreign Currency Contracts						$602	$(405)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180%	01/11/2024	125	$4	$13

NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750	06/20/2024	1,800	4	6

Total Purchased Options							$8	$19

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	100	$ 0	$0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	100	0	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.310	01/11/2024	1,000	(3)	(24)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.380	07/31/2023	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.780	07/31/2023	100	0	0

FAR	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.100	08/31/2023	200	(2)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.800	08/31/2023	200	(1)	(2)

GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	100	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	100	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.910	11/10/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.910	11/10/2023	100	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	100	0	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	100	0	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	100	0	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	100	0	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	100	(1)	(2)

JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.820	12/16/2024	300	(2)	0

MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	100	(1)	(2)

NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	100	(1)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250	06/20/2024	1,800	(2)	(4)

Total Written Options							$(22)	$(47)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.368%	$50	$(1)	$2	$1	$0

BRC	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.368	50	(1)	2	1	0

							$(2)	$4	$2	$0

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD	200	$	151	$1	$0	$1	$0

CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029		200		138	0	0	0	0

GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029		200		138	(1)	0	0	(1)

MYC	Floating rate equal to 3-Month AUD-LIBOR plus 0.298% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/14/2030		100		72	1	(1)	0	0

									$1	$(1)	$1	$(1)

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	23

Schedule of Investments	PIMCO International Bond Portfolio (Unhedged)	(Cont.)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive	3-Month MYR-KLIBOR	3.500%	Quarterly	03/15/2028	MYR	1,009	$(1)	$3	$2	$0
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	03/15/2033		330	0	1	1	0
BPS	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/15/2028		207	0	0	0	0

GLM	Receive	3-Month MYR-KLIBOR	3.635	Quarterly	04/05/2024		279	0	0	0	0
	Receive	3-Month MYR-KLIBOR	3.545	Quarterly	05/05/2028		229	0	0	0	0
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	03/15/2033		97	0	0	0	0

GST	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/15/2028		613	0	1	1	0

NGF	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/15/2028		294	0	0	0	0

								$(1)	$5	$4	$0

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BOA	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.084% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/20/2023	$	200	$1	$(2)	$0	$(1)

BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.084% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/20/2023		100	1	(2)	0	(1)
	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.084% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/20/2024		300	3	(2)	1	0

MYC	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.084% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/20/2024		100	1	0	0	1

									$6	$(6)	$1	$(1)

Total Swap Agreements									$4	$2	$8	$(2)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(8)
AZD	$0	$0	$1	$1	$0	$0	$0	$0	$1	$0	$1
BOA	79	13	4	96	(35)	(26)	(1)	(62)	34	0	34
BPS	36	0	1	37	(211)	0	(1)	(212)	(175)	0	(175)
BRC	127	0	1	128	(3)	0	0	(3)	125	0	125
CBK	10	0	0	10	(5)	0	0	(5)	5	0	5
CLY	0	0	0	0	(8)	0	0	(8)	(8)	0	(8)
FAR	0	0	0	0	0	(2)	0	(2)	(2)	0	(2)
GLM	2	0	0	2	(2)	(11)	(1)	(14)	(12)	0	(12)
GST	0	0	1	1	0	0	0	0	1	0	1
JPM	40	0	0	40	(44)	0	0	(44)	(4)	0	(4)
MBC	171	0	0	171	(3)	0	0	(3)	168	0	168
MYC	0	0	0	0	0	(2)	1	(1)	(1)	0	(1)
MYI	11	0	0	11	(4)	0	0	(4)	7	25	32
NGF	1	6	0	7	(16)	(6)	0	(22)	(15)	0	(15)
RBC	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
RYL	1	0	0	1	0	0	0	0	1	0	1
SCX	5	0	0	5	(66)	0	0	(66)	(61)	0	(61)
SOG	104	0	0	104	0	0	0	0	104	0	104
SSB	6	0	0	6	0	0	0	0	6	0	6
TOR	4	0	0	4	(3)	0	0	(3)	1	0	1
UAG	5	0	0	5	(4)	0	0	(4)	1	0	1

Total Over the Counter	$602	$19	$8	$629	$(405)	$(47)	$(2)	$(454)

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

(j)

Securities with an aggregate market value of $25 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(7)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(8)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$25	$25
Swap Agreements	0	3	0	0	25	28

	$0	$3	$0	$0	$50	$53

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$602	$0	$602
Purchased Options	0	0	0	0	19	19
Swap Agreements	0	2	0	1	5	8

	$0	$2	$0	$603	$24	$629

	$0	$5	$0	$603	$74	$682

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$6	$6
Swap Agreements	0	8	0	0	94	102

	$0	$8	$0	$0	$100	$108

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$405	$0	$405
Written Options	0	0	0	0	47	47
Swap Agreements	0	0	0	1	1	2

	$0	$0	$0	$406	$48	$454

	$0	$8	$0	$406	$148	$562

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	25

Schedule of Investments	PIMCO International Bond Portfolio (Unhedged)	(Cont.)

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended June 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$2	$2
Futures	0	0	0	0	131	131
Swap Agreements	0	(16)	0	0	(253)	(269)

	$0	$(16)	$0	$0	$(120)	$(136)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(34)	$0	$(34)
Written Options	0	0	0	0	11	11
Swap Agreements	0	10	0	0	11	21

	$0	$10	$0	$(34)	$22	$(2)

	$0	$(6)	$0	$(34)	$(98)	$(138)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$55	$55
Swap Agreements	0	5	0	0	279	284

	$0	$5	$0	$0	$334	$339

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$215	$0	$215
Purchased Options	0	0	0	0	1	1
Written Options	0	0	0	0	(2)	(2)
Swap Agreements	0	(10)	0	0	(18)	(28)

	$0	$(10)	$0	$215	$(19)	$186

	$0	$(5)	$0	$215	$315	$525

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$3	$0	$3
Australia
Sovereign Issues	0	292	0	292
Cayman Islands
Asset-Backed Securities	0	1,574	0	1,574
Corporate Bonds & Notes	0	191	0	191
China
Sovereign Issues	0	1,128	0	1,128
Denmark
Corporate Bonds & Notes	0	851	0	851
France
Sovereign Issues	0	513	0	513
Germany
Corporate Bonds & Notes	0	390	0	390
Ireland
Asset-Backed Securities	0	386	0	386
Non-Agency Mortgage-Backed Securities	0	89	0	89
Israel
Sovereign Issues	0	50	0	50
Italy
Sovereign Issues	0	431	0	431
Japan
Sovereign Issues	0	2,039	0	2,039
Malaysia
Sovereign Issues	0	110	0	110
Poland
Sovereign Issues	0	108	0	108
Republic of Korea
Sovereign Issues	0	115	0	115

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Romania
Sovereign Issues	$0	$132	$0	$132
Saudi Arabia
Sovereign Issues	0	200	0	200
Serbia
Sovereign Issues	0	85	0	85
South Korea
Sovereign Issues	0	804	0	804
Spain
Corporate Bonds & Notes	0	200	0	200
Sovereign Issues	0	271	0	271
Switzerland
Corporate Bonds & Notes	0	324	0	324
United Kingdom
Corporate Bonds & Notes	0	578	0	578
Non-Agency Mortgage-Backed Securities	0	801	0	801
Sovereign Issues	0	363	0	363
United States
Asset-Backed Securities	0	1,200	16	1,216
Corporate Bonds & Notes	0	181	0	181
Loan Participations and Assignments	0	93	0	93
Non-Agency Mortgage-Backed Securities	0	1,852	15	1,867
U.S. Government Agencies	0	8,597	0	8,597
U.S. Treasury Obligations	0	1,922	0	1,922
Short-Term Instruments
Commercial Paper	0	239	0	239
Repurchase Agreements	0	249	0	249
Argentina Treasury Bills	0	4	0	4
Hungary Treasury Bills	0	88	0	88
Japan Treasury Bills	0	3,535	0	3,535

	$0	$29,988	$31	$30,019

26	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$959	$0	$0	$959

Total Investments	$959	$29,988	$31	$30,978

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(2,707)	$0	$(2,707)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	24	28	0	52
Over the counter	0	629	0	629

	$24	$657	$0	$681

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(5)	$(103)	$0	$(108)
Over the counter	0	(454)	0	(454)

	$(5)	$(557)	$0	$(562)

Total Financial Derivative Instruments	$19	$100	$0	$119

Totals	$978	$27,381	$31	$28,390

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	27

Notes to Financial Statements

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO International Bond Portfolio (Unhedged) (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Foreign Taxes  The Portfolio may be subject to foreign taxes on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of June 30, 2023, if any, are disclosed in the Statement of Assets and Liabilities.

(c) Foreign Currency Translation  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash)

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basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(d) Multi-Class Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders  Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain Portfolios, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates  In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through

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Notes to Financial Statements	(Cont.)

December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. In December 2022, FASB issued ASU 2022-06, which includes amendments to extend the duration of the LIBOR transition relief to December 31, 2024, after which entities will no longer be permitted to apply the reference rate reform relief. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Portfolio’s investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Portfolio’s financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2022, the SEC adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will change the disclosures provided to shareholders. The rule is effective as of January 24, 2023, but the SEC is providing an 18-month compliance period after the effective date other than for rule amendments addressing fee and expense information in advertisements that might be materially misleading. At this time, management is evaluating the implications of these changes on the financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business days after the trade date (T+1). The effective date was May 5, 2023, and the compliance date for the amendments is May 28, 2024. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The NAV of the Portfolio’s shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and

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procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model

(effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement

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Notes to Financial Statements	(Cont.)

date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider

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the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates.

Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended June 30, 2023 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$14	$1	$0	$0	$0	$15	$1	$0

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Notes to Financial Statements	(Cont.)

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$522	$7,121	$(6,700)	$1	$0	$944	$21	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Delayed-Delivery Transactions  involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Portfolio. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Portfolio may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolio may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest

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income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the

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Notes to Financial Statements	(Cont.)

U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that requires the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Short Sales  Short sales are transactions in which the Portfolio sells a security that it may not own. The Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of

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the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(c) Interfund Lending  In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2023, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation

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Notes to Financial Statements	(Cont.)

Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(d) Swap Agreements  are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net

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periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

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Notes to Financial Statements	(Cont.)

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Credit default swaps on credit indices may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Cross-Currency Swap Agreements  are entered into to gain or mitigate exposure to currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain the Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor,” (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread)

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between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Small Portfolio Risk  is the risk that a smaller portfolio may not achieve investment or trading efficiencies. Additionally, a smaller portfolio may be more adversely affected by large purchases or redemptions of portfolio shares.

Interest Rate Risk  is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower- yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, major litigation, investigations or other controversies, changes in financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in

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Notes to Financial Statements	(Cont.)

the Portfolio’s returns and/or increased volatility. Over- the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty, resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Issuer Non-Diversification Risk  is the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Portfolios that are

“non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than portfolios that are “diversified”.

Leveraging Risk  is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk  is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Collateralized Loan Obligations Risk  is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to, the risk that: (i) distributions from the collateral may not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to

42	PIMCO VARIABLE INSURANCE TRUST

June 30, 2023	(Unaudited)

disputes among investors regarding the characterization of proceeds; and (v) the CLO’s manager may perform poorly.

LIBOR Transition Risk  is the risk related to the anticipated discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by a Portfolio rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on a Portfolio, or on certain instruments in which the Portfolio

Invests, which can be difficult to ascertain losses to a Portfolio.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruption Risk  The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets  Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk  An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk  As the use of technology has become more prevalent in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be

SEMIANNUAL REPORT	|	JUNE 30, 2023	43

Notes to Financial Statements	(Cont.)

incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. Portability of exposure reduces risk to the Portfolio. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA

44	PIMCO VARIABLE INSURANCE TRUST

June 30, 2023	(Unaudited)

Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Administrative Class	Advisor Class
0.25%	0.50%	0.50%	0.50%

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the

Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

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Notes to Financial Statements	(Cont.)

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through May 1, 2024, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed as set forth above (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of June 30, 2023, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2023, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$66,135	$60,349	$4,564	$3,221

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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June 30, 2023	(Unaudited)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2023 (Unaudited)		Year Ended 12/31/2022

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	0	$0	0	$0

Administrative Class	356	2,633	688	5,203

Advisor Class	58	431	242	1,935
Issued as reinvestment of distributions

Institutional Class	0	1	0	1

Administrative Class	14	103	16	124

Advisor Class	24	179	33	254
Cost of shares redeemed

Institutional Class	0	0	(3)	(17)

Administrative Class	(439)	(3,285)	(525)	(4,164)

Advisor Class	(147)	(1,087)	(439)	(3,483)

Net increase (decrease) resulting from Portfolio share transactions	(134)	$(1,025)	12	$(147)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2023, two shareholders each owned 10% or more of the Portfolio’s total outstanding shares comprising 74% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2023, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, the Portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended December 31, 2022, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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Notes to Financial Statements	(Cont.)	June 30, 2023	(Unaudited)

As of June 30, 2023, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)

$31,001	$1,483	$(4,271)	$(2,788)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

48	PIMCO VARIABLE INSURANCE TRUST

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada

BOA	Bank of America N.A.	GST	Goldman Sachs International	RYL	NatWest Markets Plc

BPS	BNP Paribas S.A.	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London

BRC	Barclays Bank PLC	MBC	HSBC Bank Plc	SOG	Societe Generale Paris

CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services LLC	SSB	State Street Bank and Trust Co.

CLY	Crédit Agricole Corporate and Investment Bank	MYI	Morgan Stanley & Co. International PLC	TOR	The Toronto-Dominion Bank

FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.	UAG	UBS AG Stamford

FICC	Fixed Income Clearing Corporation

Currency Abbreviations:

ARS	Argentine Peso	EUR	Euro	NZD	New Zealand Dollar

AUD	Australian Dollar	GBP	British Pound	PEN	Peruvian New Sol

BRL	Brazilian Real	HUF	Hungarian Forint	PLN	Polish Zloty

CAD	Canadian Dollar	IDR	Indonesian Rupiah	RON	Romanian New Leu

CHF	Swiss Franc	ILS	Israeli Shekel	SEK	Swedish Krona

CLP	Chilean Peso	INR	Indian Rupee	SGD	Singapore Dollar

CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	THB	Thai Baht

CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	TWD	Taiwanese Dollar

COP	Colombian Peso	MXN	Mexican Peso	USD (or $)	United States Dollar

CZK	Czech Koruna	MYR	Malaysian Ringgit	ZAR	South African Rand

DKK	Danish Krone	NOK	Norwegian Krone

Exchange Abbreviations:

CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:

CAONREPO	Canadian Overnight Repo Rate Average	EUR003M	3 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate

CDX.IG	Credit Derivatives Index - Investment Grade	MUTKCALM	Tokyo Overnight Average Rate	SONIO	Sterling Overnight Interbank Average Rate

CNREPOFIX	China Fixing Repo Rates 7-Day	SIBCSORA	Singapore Overnight Rate Average	SRFXON3	Swiss Overnight Rate Average (6PM)

Other Abbreviations:

ALT	Alternate Loan Trust	KLIBOR	Kuala Lumpur Interbank Offered Rate	OIS	Overnight Index Swap

BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate

BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced

CLO	Collateralized Loan Obligation	MIBOR	Mumbai Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix

DAC	Designated Activity Company	OAT	Obligations Assimilables du Trésor	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

EURIBOR	Euro Interbank Offered Rate

SEMIANNUAL REPORT	|	JUNE 30, 2023	49

Liquidity Risk Management Program	(Unaudited)

In compliance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended (“1940 Act”), PIMCO Variable Insurance Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for each series of the Trust (each a “Portfolio” and collectively, the “Portfolios”) not regulated as a money market fund under 1940 Act Rule 2a-7, which is reasonably designed to assess and manage the Portfolios’ liquidity risk. The Trust’s Board of Trustees (the “Board”) previously approved the designation of the PIMCO Liquidity Risk Committee (the “Administrator”) as Program administrator. The PIMCO Liquidity Risk Committee consists of senior members from certain PIMCO business areas, such as Portfolio Risk Management, Americas Operations, Compliance, Account Management and Portfolio Management, and is advised by members of PIMCO Legal.

A Portfolio’s “liquidity risk” is the risk that the Portfolio could not meet requests to redeem shares issued by the Portfolio without significant dilution of the remaining investors’ interests in the Portfolio. In accordance with the Program, each Portfolio’s liquidity risk is assessed no less frequently than annually taking into consideration a variety of factors, including, as applicable, the Portfolio’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions. Each Portfolio portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. Each Portfolio has adopted a “Highly Liquid Investment Minimum” (or “HLIM”), which is a minimum amount of Portfolio net assets to be invested in highly liquid investments that are assets. As required under the Liquidity Rule, each Portfolio’s HLIM is periodically reviewed, no less frequently than annually, and the Portfolios have adopted policies and procedures for responding to a shortfall of a Portfolio’s highly liquid investments below its HLIM. The Liquidity Rule also limits the Portfolios’ investments in illiquid investments by prohibiting a Portfolio from acquiring any illiquid investment if, immediately after the acquisition, the Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. Certain non-public reporting is generally required if a Portfolio’s holdings of illiquid investments that are assets were to exceed 15% of Portfolio net assets.

At a meeting of the Board held on February 7-8, 2023, the Board received a report (the “Report”) from the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the 12-month period ended December 31, 2022. The Report reviewed the operation of the Program’s components during such period and stated that the Program is operating effectively to assess and manage each Portfolio’s liquidity risk and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Portfolio’s liquidity developments. This has remained true for the 12-month period ended June 30, 2023.

50	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

1100 Main Street, Suite 400

Kansas City, MO 64105

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVIT05SAR_063023

PIMCO VARIABLE INSURANCE TRUST

Semiannual Report

June 30, 2023

PIMCO Low Duration Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Market Insights

Dear Shareholder,

This semiannual report covers the six-month reporting period ended June 30, 2023 (the “reporting period”). On the subsequent pages, you will find details regarding investment results and a discussion of certain factors that affected performance during the reporting period.

Amid elevated inflation in many countries during the reporting period, the global economy faced challenges from higher interest rates, tighter credit conditions stemming from the turmoil in the banking sector (especially in the United States (“U.S.”)), and geopolitical concerns. While the U.S. economy showed signs of resilience, some European economies experienced slower growth over the reporting period.

Continued central bank efforts to combat inflation

While inflation remained elevated over the reporting period, many central banks raised interest rates to rein in rising prices. The U.S. Federal Reserve (the “Fed”) raised the federal funds rate at 10 consecutive meetings, beginning in March 2022 through May 2023. In June 2023, the Fed then paused from raising rates in order to “assess additional information and its implications for monetary policy.” Meanwhile, the Bank of England and European Central Bank raised interest rates for the 13th and eighth consecutive time, respectively, as of June 2023. In contrast, the Bank of Japan maintained its accommodative monetary policy stance.

Mixed financial market returns

The yield on the benchmark 10-year U.S. Treasury declined over the reporting period, while 10-year bond yields in most other developed market countries increased. The overall global credit bond market delivered positive total returns. Higher-rated global bonds underperformed lower-rated bonds. Global equities rallied, while commodity prices were volatile and produced mixed returns. The U.S. dollar weakened against the euro and the British pound, but appreciated against the Japanese yen.

Amid evolving conditions, we will continue to work diligently to navigate global markets and manage the assets that you have entrusted with us. We encourage you to speak with your financial advisor about your goals, and visit global.pimco.com for our latest insights.

Sincerely, Peter G. Strelow Chairman of the Board PIMCO Variable Insurance Trust

Total Returns of Certain Asset Classes for the Period Ended June 30, 2023

Asset Class (as measured by, currency)	Six-Month

U.S. large cap equities (S&P 500 Index, USD)	16.89%

Global equities (MSCI World Index, USD)	15.09%

European equities (MSCI Europe Index, EUR)	11.12%

Emerging market equities (MSCI Emerging Markets Index, EUR)	4.89%

Japanese equities (Nikkei 225 Index, JPY)	28.65%

Emerging market local bonds (JPMorgan Government Bond Index-Emerging Markets Global Diversified Index, USD Unhedged)	7.79%

Emerging market external debt (JPMorgan Emerging Markets Bond Index (EMBI) Global, USD Hedged)	3.81%

Below investment grade bonds (ICE BofAML Developed Markets High Yield Constrained Index, USD Hedged)	5.45%

Global investment grade credit bonds (Bloomberg Global Aggregate Credit Index, USD Hedged)	3.00%

Fixed-rate, local currency government debt of investment grade countries (Bloomberg Global Treasury Index, USD Hedged)	3.13%

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Statements concerning financial market trends are based on current market conditions, which will fluctuate. There is no guarantee that these investment strategies will work under all market conditions or are appropriate for all investors and each investor should evaluate their ability to invest for the long-term, especially during periods of downturn in the market. Outlook and strategies are subject to change without notice.

2	PIMCO VARIABLE INSURANCE TRUST

Important Information About the PIMCO Low Duration Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Low Duration Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, continue to increase. In efforts to combat inflation, the U.S. Federal Reserve raised interest rates multiple times in 2022 and 2023. Thus, the Portfolio currently faces a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Allocation Breakdown and Schedule of Investments sections of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that have provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European, and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of the Portfolio and its shareholders.

The Portfolio may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Portfolio, or on certain instruments in

SEMIANNUAL REPORT	|	JUNE 30, 2023	3

Important Information About the PIMCO Low Duration Portfolio	(Cont.)

which the Portfolio invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Portfolio or a reduction in the effectiveness of related Portfolio transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Portfolio that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Portfolio.

U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Portfolio and issuers in which it invests. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, continued volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Portfolio and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart reflects only Administrative Class performance. Performance may vary by share class based on each class’s expense ratios. The Portfolio measures its performance against at least one broad-based securities market index (“benchmark index”). The benchmark index does not take into account fees, expenses, or taxes. The Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. There is no assurance that the Portfolio, even if the Portfolio has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Portfolio’s total return in excess of that of the Portfolio’s benchmark between reporting periods or 2) the Portfolio’s total return in excess of the Portfolio’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Portfolio’s performance as compared to one or more previous reporting periods. Historical performance for the Portfolio or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

The following table discloses the inception dates of the Portfolio and its share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO Low Duration Portfolio	02/16/99	04/10/00	02/16/99	03/31/06	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”),

4	PIMCO VARIABLE INSURANCE TRUST

any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request by calling PIMCO at (888) 87-PIMCO.

SEC rules allow shareholder reports to be delivered to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Investors may elect to receive all future reports in paper free of charge by contacting their insurance company. Any election to receive reports in paper will apply to all portfolio companies available under the investor’s contract at the insurance company.

In May 2022, the SEC proposed amendments to a current rule governing portfolio naming conventions. In general, the current rule requires portfolios with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The proposed amendments would expand the scope of the current rule in a number of ways that would result in an expansion of the types of portfolio names that would require the portfolio to adopt an 80% investment policy under the rule. Additionally, the proposed amendments would modify the circumstances under which a portfolio may deviate from its 80% investment policy and address the use and valuation of derivatives instruments for purposes of the rule. The proposal’s impact on the Portfolio will not be known unless and until any final rulemaking is adopted.

In May 2022, the SEC proposed a framework that would require certain registered portfolios (such as the Portfolio) to disclose their environmental, social, and governance (“ESG”) investing practices. Among other things, the proposed requirements would mandate that portfolios meeting three pre-defined classifications (i.e., integrated, ESG focused and/or impact funds) provide prospectus and shareholder report disclosure related to the ESG factors, criteria and processes used in managing the portfolio. The proposal’s impact on the Portfolio will not be known unless and until any final rulemaking is adopted.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will impact the disclosures provided to shareholders. The rule amendments are effective as of January 24, 2023, but the SEC is providing an 18-month compliance period following the effective date for such amendments other than those addressing fee and expense information in advertisements that might be materially misleading.

In November 2022, the SEC proposed rule amendments which, among other things, would require funds to adopt swing pricing in order to mitigate dilution of shareholders’ interests in a fund by requiring the adjustment of fund net asset value per share to pass on costs stemming from shareholder purchase or redemption activity. In addition the proposed rule would amend the liquidity rule framework. The proposal’s impact on the Portfolio will not be known unless and until any final rulemaking is adopted.

In November 2022, the SEC adopted amendments to Form N-PX under the Act to improve the utility to investors of proxy voting information reported by mutual funds, ETFs and certain other funds. The rule amendments will expand the scope of funds’ Form N-PX reporting obligations, subject managers to Form N-PX reporting obligations for “Say on Pay” votes, enhance Form N-PX disclosures, permit joint reporting by funds, managers and affiliated managers on Form N-PX; and require website availability of fund proxy voting records. The amendments will become effective on July 1, 2024. Funds and

SEMIANNUAL REPORT	|	JUNE 30, 2023	5

Important Information About the PIMCO Low Duration Portfolio	(Cont.)

managers will be required to file their first reports covering the period from July 1, 2023 to June 30, 2024 on amended Form N-PX by August 31, 2024.

6	PIMCO VARIABLE INSURANCE TRUST

PIMCO Low Duration Portfolio

Cumulative Returns Through June 30, 2023

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown as of June 30, 2023†§

U.S. Government Agencies	24.8%

Asset-Backed Securities	18.7%

Corporate Bonds & Notes	17.6%

Short-Term Instruments‡	15.1%

U.S. Treasury Obligations	14.4%

Non-Agency Mortgage-Backed Securities	8.9%

Other	0.5%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended June 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Inception≈
PIMCO Low Duration Portfolio Institutional Class	1.03%	0.15%	0.50%	0.82%	3.00%
PIMCO Low Duration Portfolio Administrative Class	0.96%	(0.00)%	0.35%	0.67%	2.88%
PIMCO Low Duration Portfolio Advisor Class	0.91%	(0.10)%	0.25%	0.57%	2.25%
ICE BofAML 1-3 Year U.S. Treasury Index±	0.97%	0.13%	0.95%	0.77%	2.44%♦

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

≈ For class inception dates please refer to the Important Information.

♦ Average annual total return since 02/16/1999.

± The ICE BofAML 1-3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation-protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years.

It is not possible to invest directly in an unmanaged index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the prices of individual positions (which may be sourced from different pricing vendors or other sources) used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via (888) 87-PIMCO.

The Portfolio’s total annual operating expense ratio, as stated in the Portfolio’s currently-effective prospectus (as of the date of this report), were 0.52% for Institutional Class shares, 0.67% for Administrative Class shares, and 0.77% for Advisor Class shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO Low Duration Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current prospectus for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance (on a gross basis) during the reporting period:

»	Overweight exposure to collateralized loan obligations contributed to relative performance, as spreads tightened.

»	Long currency exposure to the Brazilian real contributed to relative performance, as the currency appreciated.

»	Long exposure to United Kingdom residential mortgage-backed securities contributed to relative performance, as spreads tightened.

»	Short exposure to duration in Japan detracted from relative performance, as interest rates decreased.

»	Long currency exposure to the Japanese yen detracted from relative performance, as the currency depreciated.

»	There were no other material detractors for this Portfolio.

SEMIANNUAL REPORT	|	JUNE 30, 2023	7

Expense Example PIMCO Low Duration Portfolio

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held from January 1, 2023 to June 30, 2023 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)	Expenses Paid During Period*	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$1,010.30	$2.79	$1,000.00	$1,022.02	$2.81	0.56%
Administrative Class	1,000.00	1,009.60	3.54	1,000.00	1,021.27	3.56	0.71
Advisor Class	1,000.00	1,009.10	4.04	1,000.00	1,020.78	4.06	0.81

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

8	PIMCO VARIABLE INSURANCE TRUST

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SEMIANNUAL REPORT	|	JUNE 30, 2023	9

Financial Highlights	PIMCO Low Duration Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Tax Basis Return of Capital	Total

Institutional Class

01/01/2023 - 06/30/2023+	$9.48	$0.17	$(0.07)	$0.10	$(0.17)	$0.00	$0.00	$(0.17)

12/31/2022	10.24	0.17	(0.75)	(0.58)	(0.18)	0.00	0.00	(0.18)

12/31/2021	10.38	0.07	(0.14)	(0.07)	(0.07)	0.00	0.00	(0.07)

12/31/2020	10.20	0.13	0.19	0.32	(0.14)	0.00	0.00	(0.14)

12/31/2019	10.08	0.29	0.13	0.42	(0.24)	0.00	(0.06)	(0.30)

12/31/2018	10.24	0.20	(0.15)	0.05	(0.21)	0.00	0.00	(0.21)

Administrative Class

01/01/2023 - 06/30/2023+	9.48	0.16	(0.07)	0.09	(0.16)	0.00	0.00	(0.16)

12/31/2022	10.24	0.16	(0.76)	(0.60)	(0.16)	0.00	0.00	(0.16)

12/31/2021	10.38	0.05	(0.14)	(0.09)	(0.05)	0.00	0.00	(0.05)

12/31/2020	10.20	0.11	0.19	0.30	(0.12)	0.00	0.00	(0.12)

12/31/2019	10.08	0.28	0.12	0.40	(0.22)	0.00	(0.06)	(0.28)

12/31/2018	10.24	0.20	(0.17)	0.03	(0.19)	0.00	0.00	(0.19)

Advisor Class

01/01/2023 - 06/30/2023+	9.48	0.16	(0.07)	0.09	(0.16)	0.00	0.00	(0.16)

12/31/2022	10.24	0.15	(0.76)	(0.61)	(0.15)	0.00	0.00	(0.15)

12/31/2021	10.38	0.04	(0.14)	(0.10)	(0.04)	0.00	0.00	(0.04)

12/31/2020	10.20	0.10	0.19	0.29	(0.11)	0.00	0.00	(0.11)

12/31/2019	10.08	0.27	0.12	0.39	(0.21)	0.00	(0.06)	(0.27)

12/31/2018	10.24	0.19	(0.17)	0.02	(0.18)	0.00	0.00	(0.18)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio. Additionally, excludes initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.41	1.03%	$13,391	0.56	%*	0.56	%*	0.50	%*	0.50	%*	3.66	%*	132%

9.48	(5.69)	11,991	0.52		0.52		0.50		0.50		1.76		279

10.24	(0.68)	17,953	0.50		0.50		0.50		0.50		0.65		446

10.38	3.15	11,436	0.54		0.54		0.50		0.50		1.21		427

10.20	4.18	11,474	0.89		0.89		0.50		0.50		2.86		308

10.08	0.49	8,588	0.59		0.59		0.50		0.50		2.02		624

9.41	0.96	706,812	0.71	*	0.71	*	0.65	*	0.65	*	3.48	*	132

9.48	(5.83)	836,602	0.67		0.67		0.65		0.65		1.61		279

10.24	(0.83)	1,031,779	0.65		0.65		0.65		0.65		0.49		446

10.38	2.99	1,130,716	0.69		0.69		0.65		0.65		1.04		427

10.20	4.03	1,007,149	1.04		1.04		0.65		0.65		2.76		308

10.08	0.34	1,197,654	0.74		0.74		0.65		0.65		1.94		624

9.41	0.91	746,775	0.81	*	0.81	*	0.75	*	0.75	*	3.40	*	132

9.48	(5.93)	759,411	0.77		0.77		0.75		0.75		1.52		279

10.24	(0.93)	867,452	0.75		0.75		0.75		0.75		0.39		446

10.38	2.89	831,900	0.79		0.79		0.75		0.75		0.95		427

10.20	3.92	754,355	1.14		1.14		0.75		0.75		2.65		308

10.08	0.24	757,166	0.84		0.84		0.75		0.75		1.85		624

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	11

Statement of Assets and Liabilities	PIMCO Low Duration Portfolio	June 30, 2023	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$1,558,180
Investments in Affiliates	55,058
Financial Derivative Instruments
Exchange-traded or centrally cleared	111
Over the counter	8,362
Deposits with counterparty	22,293
Foreign currency, at value	2,996
Receivable for investments sold	945
Receivable for investments sold on a delayed-delivery basis	284
Receivable for TBA investments sold	475,466
Receivable for Portfolio shares sold	1,985
Interest and/or dividends receivable	8,534
Dividends receivable from Affiliates	252
Total Assets	2,134,466

Liabilities:

Borrowings & Other Financing Transactions
Payable for short sales	$87,099
Financial Derivative Instruments
Exchange-traded or centrally cleared	3,285
Over the counter	2,689
Payable for investments purchased	1,618
Payable for investments in Affiliates purchased	252
Payable for TBA investments purchased	563,461
Deposits from counterparty	7,101
Payable for Portfolio shares redeemed	1,077
Accrued investment advisory fees	323
Accrued supervisory and administrative fees	324
Accrued distribution fees	165
Accrued servicing fees	93
Accrued reimbursement to PIMCO	1
Total Liabilities	667,488

Net Assets	$1,466,978

Net Assets Consist of:

Paid in capital	$1,649,570
Distributable earnings (accumulated loss)	(182,592)

Net Assets	$1,466,978

Net Assets:

Institutional Class	$13,391
Administrative Class	706,812
Advisor Class	746,775

Shares Issued and Outstanding:

Institutional Class	1,423
Administrative Class	75,095
Advisor Class	79,341

Net Asset Value Per Share Outstanding(a):

Institutional Class	$9.41
Administrative Class	9.41
Advisor Class	9.41

Cost of investments in securities	$1,607,509
Cost of investments in Affiliates	$55,653
Cost of foreign currency held	$3,038
Proceeds received on short sales	$87,711
Cost or premiums of financial derivative instruments, net	$(1,740)

* Includes repurchase agreements of:	$46,135

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Low Duration Portfolio

Six Months Ended June 30, 2023 (Unaudited) (Amounts in thousands†)

Investment Income:

Interest	$30,879
Dividends from Investments in Affiliates	1,270
Miscellaneous income	46
Total Income	32,195

Expenses:

Investment advisory fees	1,917
Supervisory and administrative fees	1,917
Distribution and/or servicing fees - Administrative Class	572
Distribution and/or servicing fees - Advisor Class	948
Trustee fees	33
Interest expense	426
Miscellaneous expense	1
Total Expenses	5,814
Waiver and/or Reimbursement by PIMCO	(1)
Net Expenses	5,813

Net Investment Income (Loss)	26,382

Net Realized Gain (Loss):

Investments in securities	(6,311)
Exchange-traded or centrally cleared financial derivative instruments	(7,900)
Over the counter financial derivative instruments	161
Foreign currency	485

Net Realized Gain (Loss)	(13,565)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	1,889
Investments in Affiliates	275
Exchange-traded or centrally cleared financial derivative instruments	(10,327)
Over the counter financial derivative instruments	11,044
Foreign currency assets and liabilities	(326)

Net Change in Unrealized Appreciation (Depreciation)	2,555

Net Increase (Decrease) in Net Assets Resulting from Operations	$15,372

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	13

Statements of Changes in Net Assets	PIMCO Low Duration Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$26,382	$26,685
Net realized gain (loss)	(13,565)	(73,137)
Net change in unrealized appreciation (depreciation)	2,555	(60,659)

Net Increase (Decrease) in Net Assets Resulting from Operations	15,372	(107,111)

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(225)	(214)
Administrative Class	(12,978)	(14,598)
Advisor Class	(12,581)	(12,529)

Total Distributions(a)	(25,784)	(27,341)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(130,614)	(174,728)

Total Increase (Decrease) in Net Assets	(141,026)	(309,180)

Net Assets:

Beginning of period	1,608,004	1,917,184
End of period	$1,466,978	$1,608,004

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Low Duration Portfolio	June 30, 2023	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 106.2%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%

Qatar National Bank QPSC
5.966% due 10/10/2023 «		$8,200	$8,200

Total Loan Participations and Assignments (Cost $8,183)			8,200

CORPORATE BONDS & NOTES 19.4%

BANKING & FINANCE 13.5%

Banco Bilbao Vizcaya Argentaria SA
0.875% due 09/18/2023		4,700	4,652

Banco Santander SA
3.496% due 03/24/2025		4,600	4,407

Bank of Nova Scotia
5.450% due 06/12/2025		3,500	3,483

Barclays PLC
2.852% due 05/07/2026 •		5,100	4,779
5.304% due 08/09/2026 •		4,500	4,391

BNP Paribas SA
4.705% due 01/10/2025 •		3,900	3,866

BPCE SA
5.975% due 01/18/2027 •		2,100	2,081

Cape Lookout Re Ltd.
10.278% (T-BILL 3MO + 5.000%) due 03/28/2029 ~		1,500	1,421

Capital One Financial Corp.
2.636% due 03/03/2026 •		300	280
4.166% due 05/09/2025 •		4,400	4,288
4.985% due 07/24/2026 •		4,100	3,976

Citigroup, Inc.
5.746% (SOFRRATE + 0.694%) due 01/25/2026 ~(d)		4,800	4,781

Corsair International Ltd.
7.772% due 01/28/2027 •	EUR	4,500	4,886

CPI Property Group SA
2.750% due 05/12/2026		1,000	888

Credit Suisse AG
3.390% due 12/05/2025		1,900	2,030
3.700% due 02/21/2025		$4,400	4,207
4.750% due 08/09/2024		4,100	4,009

Danske Bank AS
3.773% due 03/28/2025 •		4,500	4,400

Deutsche Bank AG
6.119% due 07/14/2026 •		4,000	3,957
6.309% (SOFRRATE + 1.219%) due 11/16/2027 ~		4,600	4,238

GA Global Funding Trust
0.800% due 09/13/2024		4,800	4,468
1.250% due 12/08/2023		4,800	4,689

HSBC Holdings PLC
6.161% due 03/09/2029 •		5,300	5,350

HSBC USA, Inc.
5.625% due 03/17/2025		1,700	1,693

ING Groep NV
3.869% due 03/28/2026 •		4,500	4,325

JPMorgan Chase & Co.
5.856% (SOFRRATE + 0.765%) due 09/22/2027 ~		5,000	4,964

Metropolitan Life Global Funding
4.050% due 08/25/2025		4,100	3,952

Mitsubishi UFJ Financial Group, Inc.
5.541% due 04/17/2026 •		3,100	3,083

Mizuho Financial Group, Inc.
5.079% (BBSW3M + 1.400%) due 07/19/2023 ~	AUD	6,700	4,463
5.414% due 09/13/2028 •		$4,000	3,971
6.201% (US0003M + 0.990%) due 07/10/2024 ~		3,600	3,600

Morgan Stanley
2.630% due 02/18/2026 •		8,100	7,683

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nationwide Building Society
4.363% due 08/01/2024 •		$800	$798

NatWest Group PLC
7.472% due 11/10/2026 •		3,100	3,172

NatWest Markets PLC
3.479% due 03/22/2025		4,500	4,318

Nissan Motor Acceptance Co. LLC
1.050% due 03/08/2024		4,000	3,843

Pricoa Global Funding
4.200% due 08/28/2025		3,000	2,910

Santander U.K. Group Holdings PLC
6.833% due 11/21/2026 •		3,200	3,209

Societe Generale SA
2.625% due 01/22/2025		4,200	3,949

Standard Chartered PLC
1.822% due 11/23/2025 •		5,000	4,677
6.021% (SOFRRATE + 0.930%) due 11/23/2025 ~		5,000	4,961

Sumitomo Mitsui Financial Group, Inc.
1.474% due 07/08/2025		5,300	4,869
5.464% due 01/13/2026		3,000	2,992

Swedbank AB
5.337% due 09/20/2027		4,100	4,044

Synchrony Bank
5.400% due 08/22/2025		4,300	4,117

Toyota Motor Credit Corp.
5.810% due 12/11/2023 •		1,000	1,001

UBS Group AG
4.488% due 05/12/2026 •		3,300	3,192
6.373% due 07/15/2026 •		4,200	4,175
6.537% due 08/12/2033 •		250	256

UniCredit SpA
7.830% due 12/04/2023		10,700	10,764

Wells Fargo & Co.
2.509% due 10/27/2023 (d)	CAD	6,200	4,639
3.908% due 04/25/2026 •		$2,800	2,709

			197,856

INDUSTRIALS 4.3%

American Honda Finance Corp.
5.000% due 05/23/2025		3,300	3,288

Amgen, Inc.
5.150% due 03/02/2028		805	805
5.250% due 03/02/2025		4,200	4,180

Boeing Co.
1.950% due 02/01/2024		5,000	4,887

CommonSpirit Health
1.547% due 10/01/2025		4,900	4,459

Daimler Truck Finance North America LLC
5.691% (SOFRRATE + 0.600%) due 12/14/2023 ~		5,000	5,002
5.841% (SOFRRATE + 0.750%) due 12/13/2024 ~		5,000	4,994

Equifax, Inc.
5.100% due 12/15/2027		4,000	3,959

Expedia Group, Inc.
5.000% due 02/15/2026		3,407	3,361

Huntington Ingalls Industries, Inc.
0.670% due 08/16/2023		5,000	4,970

Hyundai Capital America
5.875% due 04/07/2025		4,500	4,500

Nissan Motor Co. Ltd.
3.043% due 09/15/2023		4,800	4,766

Qorvo, Inc.
1.750% due 12/15/2024		4,600	4,282

Renesas Electronics Corp.
1.543% due 11/26/2024		5,000	4,675

SK Hynix, Inc.
1.000% due 01/19/2024		5,000	4,860

			62,988

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 1.6%

AES Corp.
1.375% due 01/15/2026	$5,100	$4,558

Enel Finance International NV
4.250% due 06/15/2025	4,300	4,175
6.800% due 10/14/2025	5,000	5,095

Pacific Gas & Electric Co.
3.850% due 11/15/2023	400	397
4.250% due 08/01/2023	4,800	4,795
4.950% due 06/08/2025	4,200	4,073

		23,093

Total Corporate Bonds & Notes (Cost $291,601)		283,937

U.S. GOVERNMENT AGENCIES 27.3%

Fannie Mae
1.000% due 01/25/2043	25	21
3.775% due 09/01/2035 •	26	26
3.952% due 07/01/2035 •	2	2
4.345% due 05/01/2038 •	697	707
4.496% due 12/01/2036 •	1	1
4.812% due 12/25/2042 ~	3	3
4.943% due 06/01/2043 •	44	43
4.944% due 07/01/2042 •	20	19
4.994% due 09/01/2041 •	48	47
5.000% due 04/25/2033 - 05/01/2053	2,023	1,984
5.036% due 07/25/2037 •	58	56
5.198% due 12/25/2036 •	15	15
5.348% due 09/01/2034 •	1	1
5.500% due 09/25/2042 - 03/25/2044 •	216	213
5.516% due 11/01/2035 •	11	11
6.046% due 06/17/2027 •	5	5

Fannie Mae, TBA
5.500% due 09/01/2053	10,300	10,249

Freddie Mac
0.650% due 10/22/2025 - 10/27/2025	48,700	44,128
0.680% due 08/06/2025	18,800	17,171
0.800% due 10/28/2026 (g)(i)	11,800	10,406
1.371% due 08/15/2044 •	897	877
3.590% due 01/25/2025 ~	5,747	5,594
4.000% due 12/01/2047 - 08/01/2048	2,636	2,521
4.021% due 09/01/2035 •	31	31
5.000% due 10/01/2052 - 05/01/2053	3,986	3,909
5.176% due 02/25/2045 •	69	66
5.280% due 08/25/2031 •	35	35
5.323% due 07/01/2035 •	9	9
6.500% due 07/25/2043	25	26

Ginnie Mae
3.575% due 07/20/2067 •	4,230	4,231
4.585% due 08/20/2070 •	3,841	3,886
4.933% due 04/20/2066 •	3,839	3,793
5.318% due 06/20/2065 •	1,043	1,038
5.614% due 10/20/2065 •	5,296	5,260
5.634% due 07/20/2063 •	715	711
5.894% due 05/20/2066 •	556	552
6.226% due 11/20/2072 •	10,934	11,047
6.236% due 11/20/2072 •	12,566	12,705

Uniform Mortgage-Backed Security
3.000% due 02/01/2052 - 04/01/2052	59,730	52,669
3.500% due 07/01/2047 - 12/01/2047	33,301	30,777
4.000% due 08/01/2044 - 08/01/2048	3,318	3,165
4.500% due 06/01/2024 - 08/01/2046	368	360
5.000% due 05/01/2027 - 04/01/2053	8,453	8,286
6.000% due 02/01/2033 - 01/01/2039	348	361
6.500% due 04/01/2036	50	52

Uniform Mortgage-Backed Security, TBA
4.000% due 08/01/2053	41,600	39,076

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	15

Schedule of Investments	PIMCO Low Duration Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.500% due 07/01/2038 - 08/01/2053		$47,400	$45,600
5.000% due 07/01/2053 - 08/01/2053		80,400	78,793

Total U.S. Government Agencies (Cost $418,880)			400,538

U.S. TREASURY OBLIGATIONS 15.8%

U.S. Treasury Notes
2.875% due 05/15/2032		2,100	1,947
3.625% due 05/15/2026		151,600	147,923
3.875% due 01/15/2026 (i)		53,100	52,117
4.125% due 01/31/2025 (i)		30,100	29,632

Total U.S. Treasury Obligations (Cost $235,859)			231,619

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.8%

Adjustable Rate Mortgage Trust
4.395% due 09/25/2035 ^~		113	97

AOA Mortgage Trust
6.068% due 10/15/2038 •		3,320	3,031

Atrium Hotel Portfolio Trust
6.373% due 12/15/2036 •		4,100	3,960

BAMLL Commercial Mortgage Securities Trust
6.250% due 04/15/2036 •		4,500	4,451

Banc of America Funding Trust
4.416% due 01/20/2047 ^~		84	78

Banc of America Mortgage Trust
4.020% due 08/25/2034 «~		150	144
5.268% due 07/25/2034 «~		108	97
5.348% due 05/25/2033 «~		16	15

Bear Stearns Adjustable Rate Mortgage Trust
3.777% due 01/25/2035 ~		877	817
3.907% due 01/25/2034 ~		4	4
4.752% due 07/25/2034 ~		58	53
4.963% due 01/25/2035 «~		23	19

Bear Stearns ALT-A Trust
5.470% due 02/25/2034 •		117	104

Bear Stearns Structured Products, Inc. Trust
3.484% due 12/26/2046 ^~		165	124
4.098% due 01/26/2036 ^~		200	160

BX Trust
5.896% due 04/15/2039 •		1,026	986
6.280% due 10/15/2036 •		4,500	4,413

Chevy Chase Funding LLC Mortgage-Backed Certificates
5.430% due 01/25/2035 •		7	6

Citigroup Mortgage Loan Trust
4.418% due 08/25/2035 ^~		56	46
6.980% due 05/25/2035 •		7	7

Colony Mortgage Capital Ltd.
6.390% due 11/15/2038 •		4,700	4,578

Countrywide Alternative Loan Trust
6.000% due 10/25/2033		5	5

Countrywide Home Loan Mortgage Pass-Through Trust
3.810% due 11/25/2034 ~		116	106
3.864% due 02/20/2035 ~		28	28
4.030% due 11/20/2034 «~		266	242
6.537% due 02/20/2036 ^•		148	135

CRSNT Commercial Mortgage Trust
6.020% due 04/15/2036 •		6,000	5,605

DBGS Mortgage Trust
6.038% due 06/15/2033 •		2,100	1,956
6.589% due 10/15/2036 •		100	93

DROP Mortgage Trust
6.343% due 10/15/2043 •		5,000	4,561

Eurosail PLC
5.940% (BP0003M + 0.950%) due 06/13/2045 ~	GBP	4,549	5,696

First Horizon Alternative Mortgage Securities Trust
5.184% due 09/25/2034 «~		$88	78

First Horizon Mortgage Pass-Through Trust
4.715% due 08/25/2035 ~		46	33

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Formentera Issuer PLC
5.357% due 07/28/2047 •	GBP	2,621	$3,303

Ginnie Mae
5.866% due 04/20/2072		$2,500	2,442
6.066% due 05/20/2073		3,005	3,009
6.177% due 08/20/2071		1,765	1,785

GMAC Mortgage Corp. Loan Trust
3.623% due 11/19/2035 ~		21	20

Great Hall Mortgages PLC
5.644% due 06/18/2039 •		330	326

GS Mortgage-Backed Securities Trust
2.500% due 08/25/2052 ~		4,609	3,733
3.000% due 09/25/2052 ~		4,535	3,829

GSR Mortgage Loan Trust
4.070% due 09/25/2035 ~		76	72
4.250% due 09/25/2034 ~		20	20

HarborView Mortgage Loan Trust
4.201% due 07/19/2035 ^~		165	121
5.597% due 05/19/2035 •		30	27

Impac CMB Trust
6.150% due 07/25/2033 «•		12	11

InTown Mortgage Trust
7.636% due 08/15/2039 •		4,200	4,209

JP Morgan Mortgage Trust
5.750% due 01/25/2036 ^		10	5

Merrill Lynch Mortgage Investors Trust
5.650% due 11/25/2035 •		25	24
5.810% due 09/25/2029 «•		148	135

Natixis Commercial Mortgage Securities Trust
6.143% due 08/15/2038 •		4,300	4,020

NYO Commercial Mortgage Trust
6.356% due 11/15/2038 •		4,400	4,007

OBX Trust
3.000% due 01/25/2052 ~		4,509	3,807

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
5.710% due 12/25/2035 •		166	154

PHHMC Trust
5.909% due 07/18/2035 «~		61	56

Prime Mortgage Trust
5.550% due 02/25/2034 •		1	1

Residential Funding Mortgage Securities, Inc. Trust
4.149% due 09/25/2035 ^~		350	227

Residential Mortgage Securities PLC
6.159% due 06/20/2070 •	GBP	3,801	4,843

RESIMAC Bastille Trust
5.813% due 02/03/2053 •		$8,788	8,714

Ripon Mortgages PLC
5.491% due 08/28/2056 •	GBP	6,961	8,809
5.941% due 08/28/2056 •		7,000	8,660

SFO Commercial Mortgage Trust
6.343% due 05/15/2038 •		$2,200	1,930

Stratton Mortgage Funding PLC
5.279% due 07/20/2060	GBP	4,686	5,952

Structured Adjustable Rate Mortgage Loan Trust
4.222% due 08/25/2035 ~		$57	49
5.282% due 02/25/2034 ~		42	40
5.376% due 01/25/2035 ^•		90	77

Structured Asset Mortgage Investments Trust
5.710% due 02/25/2036 ^•		40	33

Towd Point Mortgage Funding
5.523% due 10/20/2051	GBP	4,000	5,087
5.837% due 05/20/2045		7,681	9,727
5.841% due 07/20/2045 •		2,703	3,435

Trinity Square PLC
5.316% due 07/15/2059 •		3,377	4,283

Waikiki Beach Hotel Trust
6.243% due 12/15/2033 •		$4,500	4,383

WaMu Mortgage Pass-Through Certificates Trust
5.376% due 06/25/2042 •		4	4
5.690% due 12/25/2045 •		30	29
5.830% due 01/25/2045 •		201	191

Total Non-Agency Mortgage-Backed Securities (Cost $151,241)			143,317

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 20.6%

ACE Securities Corp. Home Equity Loan Trust
5.270% due 10/25/2036 •		$46	$17
6.050% due 12/25/2034 •		842	755
6.080% due 02/25/2036 ^•		2,788	2,520

American Credit Acceptance Receivables Trust
2.660% due 02/13/2026		299	298

Anchorage Capital CLO Ltd.
6.400% due 07/15/2032 •		5,000	4,932

Aqueduct European CLO DAC
3.840% due 07/20/2030 •	EUR	2,151	2,316

Arbor Realty Commercial Real Estate Notes Ltd.
6.543% due 11/15/2036 •		$4,300	4,218

AREIT Trust
6.317% due 01/20/2037 •		4,670	4,553

Ares CLO Ltd.
6.130% due 01/15/2029 •		3,217	3,196
6.312% due 04/18/2031 •		5,000	4,946

Asset-Backed Securities Corp. Home Equity Loan Trust
6.843% due 03/15/2032 «•		29	28

Atlas Static Senior Loan Fund Ltd.
7.586% due 07/15/2030 •		3,848	3,864

Barings CLO Ltd.
6.320% due 01/20/2032 •		4,100	4,048

BDS Ltd.
6.507% due 12/16/2036 •		5,000	4,905

Benefit Street Partners CLO Ltd.
6.210% due 10/15/2030 •		4,530	4,494
6.290% due 01/17/2032 •		3,120	3,086
6.610% due 01/15/2033 •		4,500	4,466

Capital One Multi-Asset Execution Trust
4.950% due 10/15/2027		5,500	5,467
5.773% due 07/15/2027 •		4,100	4,107

Carlyle Euro CLO DAC
4.213% due 08/15/2032 •	EUR	4,300	4,587

Carmax Auto Owner Trust
3.810% due 09/15/2025		$2,433	2,414

Carvana Auto Receivables Trust
2.570% due 05/12/2025		1,278	1,271
5.420% due 04/10/2028		3,940	3,880

CIFC Funding Ltd.
6.223% due 10/24/2030 •		4,760	4,727

Citibank Credit Card Issuance Trust
5.774% due 04/22/2026 •		2,000	2,004
5.801% due 08/07/2027 •		2,100	2,106

Countrywide Asset-Backed Certificates Trust
5.850% due 12/25/2033 •		395	380

CQS U.S. CLO Ltd.
7.698% due 07/20/2031 •		3,875	3,899

Credit Suisse First Boston Mortgage Securities Corp.
4.599% due 01/25/2032 •		2	2

Dell Equipment Finance Trust
2.110% due 08/23/2027		664	661

Discover Card Execution Note Trust
5.793% due 12/15/2026 •		4,100	4,102

Dryden Senior Loan Fund
6.268% due 04/15/2029 •		4,794	4,769

Enterprise Fleet Financing LLC
4.380% due 07/20/2029		4,015	3,930
5.760% due 10/22/2029		2,900	2,890

Exeter Automobile Receivables Trust
4.330% due 02/17/2026		3,856	3,845

Flagship Credit Auto Trust
3.280% due 08/15/2025		1,681	1,673

Ford Credit Auto Owner Trust
4.850% due 08/15/2035		1,250	1,225
5.827% due 08/15/2025 •		5,723	5,727

Fortress Credit Investments Ltd.
6.917% due 02/23/2039 •		4,600	4,442

Gallatin CLO Ltd.
6.311% due 01/21/2028 •		1,305	1,304

GE-WMC Mortgage Securities Trust
5.230% due 08/25/2036 «•		7	3

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GLS Auto Receivables Issuer Trust
1.980% due 08/15/2025		$849	$843
3.550% due 01/15/2026		2,256	2,233

GPMT Ltd.
6.407% due 07/16/2035 •		2,831	2,738

GSAMP Trust
5.735% due 01/25/2036 •		105	107

Hertz Vehicle Financing LLC
3.370% due 03/25/2025		4,500	4,438
3.730% due 09/25/2026		4,500	4,295

HPEFS Equipment Trust
3.150% due 09/20/2029		2,835	2,809

Hyundai Auto Lease Securitization Trust
4.340% due 01/15/2025		3,055	3,036

KREF Ltd.
6.526% due 02/17/2039 •		4,500	4,407

LCM LP
6.135% due 07/19/2027 •		2,594	2,581

LCM Ltd.
6.148% due 07/20/2030 •		4,299	4,276

LL ABS Trust
3.760% due 11/15/2029		1,502	1,485

LMREC LLC
6.200% due 04/22/2037 •		1,225	1,197

LoanCore Issuer Ltd.
5.981% due 07/15/2035 •		1,808	1,770
6.616% due 01/17/2037 •		4,200	4,133

Lument Finance Trust, Inc.
6.363% due 06/15/2039 •		5,000	4,897

Madison Park Euro Funding DAC
3.977% due 07/15/2032 •	EUR	4,200	4,470

Magnetite Ltd.
6.201% due 11/15/2028 •		$4,066	4,040

Massachusetts Educational Financing Authority
6.205% due 04/25/2038 •		87	87

MF1 LLC
7.226% due 06/19/2037 •		4,300	4,288

MF1 Ltd.
6.417% due 02/19/2037 •		5,000	4,889

MMAF Equipment Finance LLC
5.570% due 09/09/2025		2,500	2,487

Morgan Stanley ABS Capital, Inc. Trust
5.400% due 05/25/2037 •		4,218	3,677

NovaStar Mortgage Funding Trust
5.470% due 05/25/2036 •		1,281	1,251

Oscar U.S. Funding LLC
2.820% due 04/10/2029		4,600	4,239

OZLM Ltd.
6.240% due 10/17/2029 •		4,040	4,014

Palmer Square European Loan Funding DAC
3.957% due 04/15/2031 •	EUR	3,414	3,659

PFP Ltd.
6.043% due 04/14/2038 •		$230	226
7.376% due 08/19/2035 •		4,000	4,006

Ready Capital Mortgage Financing LLC
6.150% due 04/25/2038 •		3,161	3,096
6.717% due 01/25/2037 •		4,296	4,238
7.556% due 06/25/2037 •		4,486	4,506

Residential Asset Securities Corp. Trust
5.609% due 01/25/2034 •		530	526

Santander Drive Auto Receivables Trust
3.980% due 01/15/2025		1,994	1,992
4.050% due 07/15/2025		714	713

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.370% due 05/15/2025		$1,970	$1,967
5.810% due 01/15/2026		1,079	1,079
5.870% due 03/16/2026		6,000	5,995

SLM Student Loan Trust
5.405% due 10/25/2029 •		452	451

SMB Private Education Loan Trust
3.940% due 02/16/2055		3,566	3,355
6.517% due 02/16/2055 •		3,566	3,536

SoFi Consumer Loan Program Trust
5.810% due 05/15/2031		754	753

Sound Point CLO Ltd.
6.230% due 10/20/2030 •		4,523	4,472
6.235% due 07/25/2030 •		4,229	4,181

Steele Creek CLO Ltd.
6.331% due 04/21/2031 •		2,334	2,319

Stonepeak ABS
2.301% due 02/28/2033		3,430	3,106

Structured Asset Investment Loan Trust
5.855% due 03/25/2034 •		221	213

Structured Asset Securities Corp. Mortgage Loan Trust
5.460% due 05/25/2036 •		3,356	3,199

Symphony CLO Ltd.
6.140% due 04/15/2028 •		444	442

THL Credit Wind River CLO Ltd.
6.340% due 04/15/2031 •		4,800	4,741

Toro European CLO DAC
4.133% due 02/15/2034 •	EUR	5,400	5,735

Towd Point HE Trust
0.918% due 02/25/2063 ~		$1,382	1,291

TPG Real Estate Finance Issuer Ltd.
6.358% due 03/15/2038 •		4,339	4,188
6.717% due 02/15/2039 •		4,600	4,474

Tricolor Auto Securitization Trust
3.300% due 02/18/2025		990	984

TSTAT Ltd.
7.348% due 07/20/2031 •		3,854	3,865

Venture CLO Ltd.
6.240% due 07/20/2030 •		4,528	4,477
6.270% due 04/20/2029 •		1,714	1,712

Veros Auto Receivables Trust
7.120% due 11/15/2028		2,819	2,815

VMC Finance LLC
6.257% due 06/16/2036 •		2,726	2,674

Voya CLO Ltd.
6.210% due 04/17/2030 •		4,135	4,105

Westlake Automobile Receivables Trust
6.197% due 08/15/2025 •		2,198	2,200

Total Asset-Backed Securities (Cost $307,609)			302,035

SOVEREIGN ISSUES 0.0%

Provincia de Buenos Aires
88.734% due 04/12/2025	ARS	3,463	6

Total Sovereign Issues (Cost $77)			6

SHORT-TERM INSTRUMENTS 12.8%

COMMERCIAL PAPER 3.6%

Arrow Electronics, Inc.
5.730% due 07/18/2023		$3,700	3,689

Conagra Brands, Inc.
5.750% due 07/05/2023		7,650	7,644

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Constellation Brands, Inc.
5.590% due 07/07/2023		$1,650	$1,648

Dominion Resources, Inc.
5.410% due 07/11/2023		900	899
5.430% due 07/31/2023		4,900	4,877

Entergy Corp.
5.430% due 07/17/2023		1,100	1,097
5.450% due 07/20/2023		1,400	1,396

Haleon UK Capital PLC
5.520% due 07/19/2023		5,300	5,285
5.550% due 07/17/2023		3,500	3,491
5.550% due 07/18/2023		1,000	997

International Flavors & Fragrances, Inc.
6.050% due 07/27/2023 (a)		1,625	1,618

Mondelez International, Inc.
5.430% due 07/14/2023		4,500	4,491

Northrop Grumman Corp.
5.600% due 08/22/2023		3,600	3,571

Raytheon Technologies Corp.
5.450% due 07/12/2023		3,000	2,995

Thomson Reuters Corp.
5.470% due 07/18/2023		750	748

Walgreens Boots Alliance, Inc.
6.000% due 07/05/2023		3,000	2,998
6.000% due 07/06/2023		5,750	5,745

			53,189

REPURCHASE AGREEMENTS (e) 3.1%
			46,135

JAPAN TREASURY BILLS 6.1%
(0.193)% due 07/31/2023 - 08/28/2023 (b)(c)	JPY	12,870,000	89,204

Total Short-Term Instruments (Cost $194,059)			188,528

Total Investments in Securities (Cost $1,607,509)			1,558,180

		SHARES
INVESTMENTS IN AFFILIATES 3.8%

SHORT-TERM INSTRUMENTS 3.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.8%

PIMCO Short Asset Portfolio		5,700,012	54,920

PIMCO Short-Term Floating NAV Portfolio III		14,188	138

Total Short-Term Instruments (Cost $55,653)			55,058

Total Investments in Affiliates (Cost $55,653)			55,058

Total Investments 110.0% (Cost $1,663,162)			$1,613,238

Financial Derivative Instruments (f)(h) 0.2% (Cost or Premiums, net $(1,740))			2,499

Other Assets and Liabilities, net (10.2)%			(148,759)

Net Assets 100.0%			$1,466,978

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	17

Schedule of Investments	PIMCO Low Duration Portfolio	(Cont.)

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.

(d)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup, Inc.	5.746%	01/25/2026	01/18/2022	$4,800	$4,781	0.33%
Wells Fargo & Co.	2.509	10/27/2023	10/20/2020	4,740	4,639	0.32

				$9,540	$9,420	0.64%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	5.120%	06/30/2023	07/03/2023	$42,500	U.S. Treasury Notes 2.750% due 04/30/2027	$(43,331)	$42,500	$42,518
FICC	2.400	06/30/2023	07/03/2023	1,435	U.S. Treasury Notes 4.625% due 06/30/2025	(1,464)	1,435	1,435
JPS	5.180	06/30/2023	07/03/2023	100	U.S. Treasury Inflation Protected Securities 3.625% due 04/15/2028	(99)	100	100
SAL	5.100	06/30/2023	07/03/2023	2,100	U.S. Treasury Notes 0.250% due 10/31/2025	(2,142)	2,100	2,101

Total Repurchase Agreements						$(47,036)	$46,135	$46,154

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (5.9)%
Uniform Mortgage-Backed Security, TBA	3.000%	08/01/2053	$63,100	$(56,021)	$(55,624)
Uniform Mortgage-Backed Security, TBA	3.500	08/01/2053	34,500	(31,690)	(31,475)

Total Short Sales (5.9)%				$(87,711)	$(87,099)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BPS	$42,518	$0	$0	$0	$42,518	$(43,331)	$(813)
FICC	1,435	0	0	0	1,435	(1,464)	(29)
JPS	100	0	0	0	100	(99)	1
SAL	2,101	0	0	0	2,101	(2,142)	(41)

Total Borrowings and Other Financing Transactions	$46,154	$0	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(10,770) at a weighted average interest rate of 4.169%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August 2023 Futures	$110.750	07/21/2023	23	$23	$(5)	$(5)
Call - CBOT U.S. Treasury 10-Year Note August 2023 Futures	113.750	07/21/2023	23	23	(4)	(5)
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.750	12/15/2023	424	1,060	(628)	(2,248)

Total Written Options					$(637)	$(2,258)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2024	37	$8,754	$(88)	$3	$0
U.S. Treasury 2-Year Note September Futures	09/2023	4,158	845,503	(11,927)	0	(130)
U.S. Treasury 5-Year Note September Futures	09/2023	129	13,815	(281)	0	0

				$(12,296)	$3	$(130)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Japan Government 10-Year Bond September Futures	09/2023	21	$(21,619)	$(76)	$16	$(9)
U.S. Treasury 10-Year Note September Futures	09/2023	1,125	(126,299)	2,239	0	(158)
U.S. Treasury Ultra 10-Year Note September Futures	09/2023	906	(107,304)	1,231	0	(269)

				$3,394	$16	$(436)

Total Futures Contracts				$(8,902)	$19	$(566)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Ford Motor Credit Co. LLC	5.000%	Quarterly	12/20/2024	1.239%	$4,900	$223	$46	$269	$0	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-39 5-Year Index	(1.000)%	Quarterly	12/20/2027	$	13,400	$(81)	$(118)	$(199)	$0	$(17)
CDX.IG-40 5-Year Index	(1.000)	Quarterly	06/20/2028		153,600	(1,227)	(1,127)	(2,354)	0	(207)

						$(1,308)	$(1,245)	$(2,553)	$0	$(224)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000%	Annual	03/17/2024	JPY	9,570,000	$141	$(120)	$21	$1	$0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.380	Semi-Annual	06/18/2028		1,640,000	201	(157)	44	0	(5)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038		1,000,000	5	89	94	15	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		1,790,000	96	678	774	67	0

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	19

Schedule of Investments	PIMCO Low Duration Portfolio	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.270%	Annual	09/13/2024		$7,400	$0	$69	$69	$0	$(2)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.350	Annual	09/14/2024		4,700	0	40	40	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027		31,500	(120)	(2,141)	(2,261)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		2,500	(5)	(21)	(26)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030		5,700	(20)	(142)	(162)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030		2,000	(5)	(28)	(33)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		12,230	1,262	440	1,702	0	(24)
Pay	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024	NZD	301,000	(701)	(2,573)	(3,274)	0	(124)
Pay(6)	3-Month NZD-BBR	4.500	Semi-Annual	09/13/2024		135,800	(27)	(1,001)	(1,028)	0	(78)

							$827	$(4,867)	$(4,040)	$92	$(235)

Total Swap Agreements							$(258)	$(6,066)	$(6,324)	$92	$(461)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$19	$92	$111	$(2,258)	$(566)	$(461)	$(3,285)

(g)

Securities with an aggregate market value of $1,278 and cash of $22,293 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2023		$589	AUD	888	$2	$0
	08/2023	AUD	888		$590	0	(2)

BOA	07/2023		1,326		866	0	(18)
	08/2023	JPY	2,415,083		17,515	639	0
	08/2023	NZD	1,179		747	24	0

BPS	07/2023	AUD	425		277	0	(6)
	07/2023		$421	AUD	635	2	0
	08/2023	AUD	635		$421	0	(2)
	08/2023	CNH	834		121	6	0
	08/2023		$211	ZAR	3,930	0	(3)

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BRC	07/2023		$27	MYR	126	$0	$0
	08/2023	GBP	2,156		$2,707	0	(33)
	08/2023		$434	JPY	57,444	0	(33)
	08/2023		257	ZAR	4,755	0	(6)
	09/2023	PEN	1,146		$312	0	(2)
	09/2023		$19	ILS	69	0	(1)

CBK	07/2023	CAD	6,087		$4,467	0	(128)
	08/2023	CNH	170		24	1	0
	08/2023	JPY	1,344,917		9,758	360	0
	08/2023		$4,414	GBP	3,488	17	0
	08/2023		272	PEN	1,064	20	0

DUB	10/2023	ZAR	83,066		$4,561	194	0

JPM	08/2023	GBP	23,798		30,141	0	(89)
	08/2023		$1,035	GBP	835	26	0
	09/2023		19	ILS	66	0	(1)

MBC	08/2023	EUR	26,897		$29,680	270	0
	08/2023	NZD	897		562	12	0

MYI	08/2023		$6,190	JPY	822,569	0	(453)
	08/2023		248	ZAR	4,819	7	0

RBC	08/2023	GBP	4,600		$5,812	0	(31)
	08/2023	MXN	1,133		65	0	0

SCX	07/2023	AUD	1,798		1,175	0	(23)
	07/2023		$866	AUD	1,305	3	0
	08/2023	AUD	1,305		$867	0	(3)
	08/2023	NZD	1,307		807	5	0

SOG	07/2023	AUD	2,015		1,318	0	(24)

SSB	07/2023	JPY	9,110,000		69,080	5,698	0
	09/2023		$8,722	BRL	44,217	410	0

TOR	07/2023	AUD	1,066		$697	0	(13)
	07/2023		$1,060	AUD	1,606	9	0
	07/2023		4,601	CAD	6,088	2	(7)
	08/2023	AUD	1,606		$1,061	0	(9)
	08/2023	CAD	6,085		4,601	7	(2)
	08/2023		$2,857	JPY	378,844	0	(215)

UAG	07/2023	AUD	363		$238	0	(4)
	07/2023		$1,709	AUD	2,559	4	(8)
	08/2023	AUD	2,559		$1,710	8	(4)
	08/2023	GBP	20,845		26,348	0	(132)
	08/2023		$4,446	ZAR	85,373	71	0
	09/2023		16	ILS	57	0	(1)
	10/2023	ZAR	26,769		$1,446	38	0

Total Forward Foreign Currency Contracts						$7,835	$(1,253)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750%	09/12/2023	18,800	$150	$272

FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	09/11/2023	17,600	132	255

Total Purchased Options							$282	$527

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250%	09/12/2023	18,800	$(94)	$(186)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.750	09/12/2023	18,800	(57)	(106)

CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	04/02/2024	10,300	(81)	(12)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.690	04/02/2024	10,300	(81)	(190)

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	21

Schedule of Investments	PIMCO Low Duration Portfolio	(Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.233%	09/11/2023	17,600	$(83)	$(177)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.715	09/11/2023	17,600	(49)	(104)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	7,800	(61)	(9)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	7,800	(61)	(144)

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.715	09/11/2023	16,000	(45)	(95)

NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	8,600	(54)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	8,600	(54)	(184)

Total Written Options							$(720)	$(1,208)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
BPS	Colombia Government International Bond	1.000%	Quarterly	06/20/2027	1.866%	$	800	$(38)	$14	$0	$(24)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	2.132		200	(18)	9	0	(9)

CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.668		2,400	(117)	67	0	(50)
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.866		900	(32)	5	0	(27)

MYC	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.866		1,400	(50)	7	0	(43)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	2.132		1,700	(152)	77	0	(75)

Total Swap Agreements								$(407)	$179	$0	$(228)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$2	$0	$0	$2	$(2)	$0	$0	$(2)	$0	$0	$0
BOA	663	272	0	935	(18)	(292)	0	(310)	625	(570)	55
BPS	8	0	0	8	(11)	0	(33)	(44)	(36)	69	33
BRC	0	0	0	0	(75)	0	0	(75)	(75)	0	(75)
CBK	398	0	0	398	(128)	(202)	(77)	(407)	(9)	0	(9)
DUB	194	0	0	194	0	0	0	0	194	(80)	114
FAR	0	255	0	255	0	(434)	0	(434)	(179)	0	(179)
JPM	26	0	0	26	(90)	0	0	(90)	(64)	0	(64)
MBC	282	0	0	282	0	0	0	0	282	(250)	32
MYC	0	0	0	0	0	(95)	(118)	(213)	(213)	362	149
MYI	7	0	0	7	(453)	0	0	(453)	(446)	271	(175)
NGF	0	0	0	0	0	(185)	0	(185)	(185)	0	(185)
RBC	0	0	0	0	(31)	0	0	(31)	(31)	0	(31)
SCX	8	0	0	8	(26)	0	0	(26)	(18)	0	(18)
SOG	0	0	0	0	(24)	0	0	(24)	(24)	0	(24)
SSB	6,108	0	0	6,108	0	0	0	0	6,108	(6,180)	(72)
TOR	18	0	0	18	(246)	0	0	(246)	(228)	0	(228)
UAG	121	0	0	121	(149)	0	0	(149)	(28)	0	(28)

Total Over the Counter	$7,835	$527	$0	$8,362	$(1,253)	$(1,208)	$(228)	$(2,689)

(i)

Securities with an aggregate market value of $702 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$19	$19
Swap Agreements	0	0	0	0	92	92

	$0	$0	$0	$0	$111	$111

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,835	$0	$7,835
Purchased Options	0	0	0	0	527	527

	$0	$0	$0	$7,835	$527	$8,362

	$0	$0	$0	$7,835	$638	$8,473

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$2,258	$2,258
Futures	0	0	0	0	566	566
Swap Agreements	0	226	0	0	235	461

	$0	$226	$0	$0	$3,059	$3,285

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,253	$0	$1,253
Written Options	0	0	0	0	1,208	1,208
Swap Agreements	0	228	0	0	0	228

	$0	$228	$0	$1,253	$1,208	$2,689

	$0	$454	$0	$1,253	$4,267	$5,974

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended June 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$121	$121
Futures	0	0	0	0	(2,659)	(2,659)
Swap Agreements	0	(1,158)	0	0	(4,204)	(5,362)

	$0	$(1,158)	$0	$0	$(6,742)	$(7,900)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(355)	$0	$(355)
Purchased Options	0	0	0	0	68	68
Written Options	0	0	0	0	411	411
Swap Agreements	0	37	0	0	0	37

	$0	$37	$0	$(355)	$479	$161

	$0	$(1,121)	$0	$(355)	$(6,263)	$(7,739)

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	23

Schedule of Investments	PIMCO Low Duration Portfolio	(Cont.)	June 30, 2023	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(651)	$(651)
Futures	0	0	0	0	(10,399)	(10,399)
Swap Agreements	0	(911)	0	0	1,634	723

	$0	$(911)	$0	$0	$(9,416)	$(10,327)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$11,113	$0	$11,113
Purchased Options	0	0	0	0	223	223
Written Options	0	0	0	0	(497)	(497)
Swap Agreements	0	205	0	0	0	205

	$0	$205	$0	$11,113	$(274)	$11,044

	$0	$(706)	$0	$11,113	$(9,690)	$717

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$8,200	$8,200
Corporate Bonds & Notes
Banking & Finance	0	197,856	0	197,856
Industrials	0	62,988	0	62,988
Utilities	0	23,093	0	23,093
U.S. Government Agencies	0	400,538	0	400,538
U.S. Treasury Obligations	0	231,619	0	231,619
Non-Agency Mortgage-Backed Securities	0	142,520	797	143,317
Asset-Backed Securities	0	302,004	31	302,035
Sovereign Issues	0	6	0	6
Short-Term Instruments
Commercial Paper	0	53,189	0	53,189
Repurchase Agreements	0	46,135	0	46,135
Japan Treasury Bills	0	89,204	0	89,204

	$0	$1,549,152	$9,028	$1,558,180

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$55,058	$0	$0	$55,058

Total Investments	$55,058	$1,549,152	$9,028	$1,613,238

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(87,099)	$0	$(87,099)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	16	95	0	111
Over the counter	0	8,362	0	8,362

	$16	$8,457	$0	$8,473

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(9)	(3,276)	0	(3,285)
Over the counter	0	(2,689)	0	(2,689)

	$(9)	$(5,965)	$0	$(5,974)

Total Financial Derivative Instruments	$7	$2,492	$0	$2,499

Totals	$55,065	$1,464,545	$9,028	$1,528,638

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements	June 30, 2023	(Unaudited)

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO Low Duration Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Foreign Currency Translation  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multi-Class Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a

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Notes to Financial Statements	(Cont.)

class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain Portfolios, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates  In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. In December 2022, FASB issued ASU 2022-06, which includes amendments to extend the duration of the LIBOR transition relief to December 31, 2024, after which entities will no longer be permitted to apply the reference rate reform relief. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Portfolio’s investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Portfolio’s financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions

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that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will change the disclosures provided to shareholders. The rule is effective as of January 24, 2023, but the SEC is providing an 18-month compliance period after the effective date other than for rule amendments addressing fee and expense information in advertisements that might be materially misleading. At this time, management is evaluating the implications of these changes on the financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business days after the trade date (T+1). The effective date was May 5, 2023, and the compliance date for the amendments is May 28, 2024. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The NAV of the Portfolio’s shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures

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Notes to Financial Statements	(Cont.)

are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable

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inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product

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Notes to Financial Statements	(Cont.)

and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended June 30, 2023 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$53,378	$1,267	$0	$0	$275	$54,920	$1,267	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$134	$4	$0	$0	$0	$138	$3	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Delayed-Delivery Transactions  involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the

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risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Loans and Other Indebtedness, Loan Participations and Assignments  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Portfolio. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Portfolio may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolio may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The

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Notes to Financial Statements	(Cont.)

risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Portfolio as of June 30, 2023, as applicable, are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or

“Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that requires the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis

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involve a commitment by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop.’ A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Short sales are transactions in which the Portfolio sells a security that it may not own. The Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for

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Notes to Financial Statements	(Cont.)

short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(e) Interfund Lending  In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2023, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation

(depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered

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realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities  may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements  are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is

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Notes to Financial Statements	(Cont.)

recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

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Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Credit default swaps on credit indices may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain the Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or ‘‘cap,’’ (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or ‘‘floor,’’ (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate Risk  is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

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Notes to Financial Statements	(Cont.)

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower- yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, major litigation, investigations or other controversies, changes in financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Over- the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty, resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

38	PIMCO VARIABLE INSURANCE TRUST

June 30, 2023	(Unaudited)

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk  is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

LIBOR Transition Risk  is the risk related to the anticipated discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Portfolio rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on a Portfolio or on certain instruments in which the Portfolio invests, which can be difficult to ascertain. and could result in losses to a Portfolio.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruption Risk  The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets  Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have

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Notes to Financial Statements	(Cont.)

significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk  An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk  As the use of technology has become more prevalent in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of

40	PIMCO VARIABLE INSURANCE TRUST

June 30, 2023	(Unaudited)

forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. Portability of exposure reduces risk to the Portfolio. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Portfolio and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Administrative Class	Advisor Class
0.25%	0.25%	0.25%	0.25%

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing

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Notes to Financial Statements	(Cont.)

Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through May 1, 2024, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of June 30, 2023, the amount was $1,466.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed as set forth above (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of June 30, 2023, were as follows (amounts in thousands†):

Expiring Within
12 months	13-24 months	25-36 months	Total
$0	$0	$1	$1

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio

42	PIMCO VARIABLE INSURANCE TRUST

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securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2023, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$1,839,391	$1,562,326	$52,610	$139,989

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2023 (Unaudited)		Year Ended 12/31/2022

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	273	$2,602	484	$4,702

Administrative Class	4,020	38,252	17,710	172,031

Advisor Class	4,263	40,566	10,426	101,700
Issued as reinvestment of distributions

Institutional Class	24	225	22	214

Administrative Class	1,359	12,915	1,517	14,593

Advisor Class	1,324	12,581	1,304	12,529
Cost of shares redeemed

Institutional Class	(139)	(1,324)	(995)	(9,941)

Administrative Class	(18,546)	(175,891)	(31,769)	(311,379)

Advisor Class	(6,365)	(60,540)	(16,360)	(159,177)

Net increase (decrease) resulting from Portfolio share transactions	(13,787)	$(130,614)	(17,661)	$(174,728)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2023, three shareholders each owned 10% or more of the Portfolio’s total outstanding shares comprising 55% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2023, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

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Notes to Financial Statements	(Cont.)	June 30, 2023	(Unaudited)

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, the Portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended December 31, 2022, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$61,111	$44,475

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2023, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$1,574,151	$15,263	$(75,086)	$(59,823)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

44	PIMCO VARIABLE INSURANCE TRUST

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FICC	Fixed Income Clearing Corporation	RBC	Royal Bank of Canada

BOA	Bank of America N.A.	JPM	JP Morgan Chase Bank N.A.	SAL	Citigroup Global Markets, Inc.

BPS	BNP Paribas S.A.	JPS	J.P. Morgan Securities LLC	SCX	Standard Chartered Bank, London

BRC	Barclays Bank PLC	MBC	HSBC Bank Plc	SOG	Societe Generale Paris

CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services LLC	SSB	State Street Bank and Trust Co.

DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC	TOR	The Toronto-Dominion Bank

FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.	UAG	UBS AG Stamford

Currency Abbreviations:

ARS	Argentine Peso	EUR	Euro	MYR	Malaysian Ringgit

AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar

BRL	Brazilian Real	ILS	Israeli Shekel	PEN	Peruvian New Sol

CAD	Canadian Dollar	JPY	Japanese Yen	USD (or $)	United States Dollar

CNH	Chinese Renminbi (Offshore)	MXN	Mexican Peso	ZAR	South African Rand

Exchange Abbreviations:

CBOT	Chicago Board of Trade	CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

BBSW3M	3 Month Bank Bill Swap Rate	CDX.IG	Credit Derivatives Index - Investment Grade	SOFR	Secured Overnight Financing Rate

BP0003M	3 Month GBP-LIBOR	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR

Other Abbreviations:

ABS	Asset-Backed Security	BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate

ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap

BBR	Bank Bill Rate	DAC	Designated Activity Company	TBA	To-Be-Announced

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Liquidity Risk Management Program	(Unaudited)

In compliance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended (“1940 Act”), PIMCO Variable Insurance Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for each series of the Trust (each a “Portfolio” and collectively, the “Portfolios”) not regulated as a money market fund under 1940 Act Rule 2a-7, which is reasonably designed to assess and manage the Portfolios’ liquidity risk. The Trust’s Board of Trustees (the “Board”) previously approved the designation of the PIMCO Liquidity Risk Committee (the “Administrator”) as Program administrator. The PIMCO Liquidity Risk Committee consists of senior members from certain PIMCO business areas, such as Portfolio Risk Management, Americas Operations, Compliance, Account Management and Portfolio Management, and is advised by members of PIMCO Legal.

A Portfolio’s “liquidity risk” is the risk that the Portfolio could not meet requests to redeem shares issued by the Portfolio without significant dilution of the remaining investors’ interests in the Portfolio. In accordance with the Program, each Portfolio’s liquidity risk is assessed no less frequently than annually taking into consideration a variety of factors, including, as applicable, the Portfolio’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions. Each Portfolio portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. Each Portfolio has adopted a “Highly Liquid Investment Minimum” (or “HLIM”), which is a minimum amount of Portfolio net assets to be invested in highly liquid investments that are assets. As required under the Liquidity Rule, each Portfolio’s HLIM is periodically reviewed, no less frequently than annually, and the Portfolios have adopted policies and procedures for responding to a shortfall of a Portfolio’s highly liquid investments below its HLIM. The Liquidity Rule also limits the Portfolios’ investments in illiquid investments by prohibiting a Portfolio from acquiring any illiquid investment if, immediately after the acquisition, the Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. Certain non-public reporting is generally required if a Portfolio’s holdings of illiquid investments that are assets were to exceed 15% of Portfolio net assets.

At a meeting of the Board held on February 7-8, 2023, the Board received a report (the “Report”) from the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the 12-month period ended December 31, 2022. The Report reviewed the operation of the Program’s components during such period and stated that the Program is operating effectively to assess and manage each Portfolio’s liquidity risk and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Portfolio’s liquidity developments. This has remained true for the 12-month period ended June 30, 2023.

46	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

1100 Main Street, Suite 400

Kansas City, MO 64105

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Portfolio listed on the Report cover.

pimco.com/pvit

PVIT14SAR_063023

PIMCO VARIABLE INSURANCE TRUST

Semiannual Report

June 30, 2023

PIMCO Long-Term U.S. Government Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Market Insights

Dear Shareholder,

This semiannual report covers the six-month reporting period ended June 30, 2023 (the “reporting period”). On the subsequent pages, you will find details regarding investment results and a discussion of certain factors that affected performance during the reporting period.

Amid elevated inflation in many countries during the reporting period, the global economy faced challenges from higher interest rates, tighter credit conditions stemming from the turmoil in the banking sector (especially in the United States (“U.S.”)), and geopolitical concerns. While the U.S. economy showed signs of resilience, some European economies experienced slower growth over the reporting period.

Continued central bank efforts to combat inflation

While inflation remained elevated over the reporting period, many central banks raised interest rates to rein in rising prices. The U.S. Federal Reserve (the “Fed”) raised the federal funds rate at 10 consecutive meetings, beginning in March 2022 through May 2023. In June 2023, the Fed then paused from raising rates in order to “assess additional information and its implications for monetary policy.” Meanwhile, the Bank of England and European Central Bank raised interest rates for the 13th and eighth consecutive time, respectively, as of June 2023. In contrast, the Bank of Japan maintained its accommodative monetary policy stance.

Mixed financial market returns

The yield on the benchmark 10-year U.S. Treasury declined over the reporting period, while 10-year bond yields in most other developed market countries increased. The overall global credit bond market delivered positive total returns. Higher-rated global bonds underperformed lower-rated bonds. Global equities rallied, while commodity prices were volatile and produced mixed returns. The U.S. dollar weakened against the euro and the British pound, but appreciated against the Japanese yen.

Amid evolving conditions, we will continue to work diligently to navigate global markets and manage the assets that you have entrusted with us. We encourage you to speak with your financial advisor about your goals, and visit global.pimco.com for our latest insights.

Sincerely, Peter G. Strelow Chairman of the Board PIMCO Variable Insurance Trust

Total Returns of Certain Asset Classes for the Period Ended June 30, 2023

Asset Class (as measured by, currency)	Six-Month

U.S. large cap equities (S&P 500 Index, USD)	16.89%

Global equities (MSCI World Index, USD)	15.09%

European equities (MSCI Europe Index, EUR)	11.12%

Emerging market equities (MSCI Emerging Markets Index, EUR)	4.89%

Japanese equities (Nikkei 225 Index, JPY)	28.65%

Emerging market local bonds (JPMorgan Government Bond Index-Emerging Markets Global Diversified Index, USD Unhedged)	7.79%

Emerging market external debt (JPMorgan Emerging Markets Bond Index (EMBI) Global, USD Hedged)	3.81%

Below investment grade bonds (ICE BofAML Developed Markets High Yield Constrained Index, USD Hedged)	5.45%

Global investment grade credit bonds (Bloomberg Global Aggregate Credit Index, USD Hedged)	3.00%

Fixed-rate, local currency government debt of investment grade countries (Bloomberg Global Treasury Index, USD Hedged)	3.13%

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Statements concerning financial market trends are based on current market conditions, which will fluctuate. There is no guarantee that these investment strategies will work under all market conditions or are appropriate for all investors and each investor should evaluate their ability to invest for the long-term, especially during periods of downturn in the market. Outlook and strategies are subject to change without notice.

2	PIMCO VARIABLE INSURANCE TRUST

Important Information About the PIMCO Long-Term U.S. Government Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Long-Term U.S. Government Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well- diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, continue to increase. In efforts to combat inflation, the U.S. Federal Reserve raised interest rates multiple times in 2022 and 2023. Thus, the Portfolio currently faces a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Allocation Breakdown and Schedule of Investments sections of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that have provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European, and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of the Portfolio and its shareholders.

The Portfolio may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing

SEMIANNUAL REPORT	|	JUNE 30, 2023	3

Important Information About the PIMCO Long-Term U.S. Government Portfolio	(Cont.)

fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Portfolio or a reduction in the effectiveness of related Portfolio transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Portfolio that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Portfolio.

U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Portfolio and issuers in which it invests. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, continued volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Portfolio and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart reflects only Administrative Class performance. Performance may vary by share class based on each class’s expense ratios. The Portfolio measures its performance against at least one broad-based securities market index (“benchmark index”). The benchmark index does not take into account fees, expenses, or taxes. The Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. There is no assurance that the Portfolio, even if the Portfolio has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Portfolio’s total return in excess of that of the Portfolio’s benchmark between reporting periods or 2) the Portfolio’s total return in excess of the Portfolio’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Portfolio’s performance as compared to one or more previous reporting periods. Historical performance for the Portfolio or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

The following table discloses the inception dates of the Portfolio and its share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO Long-Term U.S. Government Portfolio	04/30/99	04/10/00	04/30/99	09/30/09	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the

4	PIMCO VARIABLE INSURANCE TRUST

Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

SEC rules allow shareholder reports to be delivered to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Investors may elect to receive all future reports in paper free of charge by contacting their insurance company. Any election to receive reports in paper will apply to all portfolio companies available under the investor’s contract at the insurance company.

In May 2022, the SEC proposed amendments to a current rule governing portfolio naming conventions. In general, the current rule requires portfolios with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The proposed amendments would expand the scope of the current rule in a number of ways that would result in an expansion of the types of portfolio names that would require the portfolio to adopt an 80% investment policy under the rule. Additionally, the proposed amendments would modify the circumstances under which a portfolio may deviate from its 80% investment policy and address the use and valuation of derivatives instruments for purposes of the rule. The proposal’s impact on the Portfolio will not be known unless and until any final rulemaking is adopted.

In May 2022, the SEC proposed a framework that would require certain registered portfolios (such as the Portfolio) to disclose their environmental, social, and governance (“ESG”) investing practices. Among other things, the proposed requirements would mandate that portfolios meeting three pre-defined classifications (i.e., integrated, ESG focused and/or impact funds) provide prospectus and shareholder report disclosure related to the ESG factors, criteria and processes used in managing the portfolio. The proposal’s impact on the Portfolio will not be known unless and until any final rulemaking is adopted.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will impact the disclosures provided to shareholders. The rule amendments are effective as of January 24, 2023, but the SEC is providing an 18-month compliance period following the effective date for such amendments other than those addressing fee and expense information in advertisements that might be materially misleading.

In November 2022, the SEC proposed rule amendments which, among other things, would require funds to adopt swing pricing in order to mitigate dilution of shareholders’ interests in a fund by requiring the adjustment of fund net asset value per share to pass on costs stemming from shareholder purchase or redemption activity. In addition the proposed rule would amend the liquidity rule framework. The proposal’s impact on the Portfolio will not be known unless and until any final rulemaking is adopted.

In November 2022, the SEC adopted amendments to Form N-PX under the Act to improve the utility to investors of proxy voting information reported by mutual funds, ETFs and certain other funds. The rule amendments will expand the scope of funds’ Form N-PX reporting obligations, subject managers to Form N-PX reporting obligations for “Say on Pay” votes, enhance Form N-PX disclosures, permit joint reporting by funds, managers and affiliated managers on Form N-PX; and require website availability of fund proxy voting records. The amendments will become effective on July 1, 2024. Funds and managers will be required to file their first reports covering the period from July 1, 2023 to June 30, 2024 on amended Form N-PX by August 31, 2024.

SEMIANNUAL REPORT	|	JUNE 30, 2023	5

PIMCO Long-Term U.S. Government Portfolio

Cumulative Returns Through June 30, 2023

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown as of June 30, 2023†§

U.S. Treasury Obligations	64.3%

Short-Term Instruments‡	23.8%

U.S. Government Agencies	8.2%

Non-Agency Mortgage-Backed Securities	3.2%

Other	0.5%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended June 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Inception≈
PIMCO Long-Term U.S. Government Portfolio Institutional Class	4.85%	(6.46)%	(0.79)%	1.71%	5.34%
PIMCO Long-Term U.S. Government Portfolio Administrative Class	4.77%	(6.60)%	(0.93)%	1.56%	5.16%
PIMCO Long-Term U.S. Government Portfolio Advisor Class	4.72%	(6.69)%	(1.03)%	1.46%	3.05%
Bloomberg Long-Term Treasury Index±	3.72%	(6.82)%	(0.88)%	1.80%	4.94%♦

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

≈ For class inception dates please refer to the Important Information.

♦ Average annual total return since 04/30/1999.

± Bloomberg Long-Term Treasury Index consists of U.S. Treasury issues with maturities of 10 or more years.

It is not possible to invest directly in an unmanaged index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the prices of individual positions (which may be sourced from different pricing vendors or other sources) used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via (888) 87-PIMCO.

The Portfolio’s total annual operating expense ratio, as stated in the Portfolio’s currently-effective prospectus (as of the date of this report), were 1.125% for Institutional Class shares, 1.135 % for Administrative Class shares, and 1.235% for Advisor Class shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO Long-Term U.S. Government Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in U.S. Government Securities may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current prospectus for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance (on a gross basis) during the reporting period:

»	U.S. interest rate strategies overall, including duration, curve positioning, and instrument selection, contributed to performance due to underweight exposure to the back end of the curve, which increased in the second quarter, as U.S. Treasury yields rose.

»	Out-of-benchmark exposure to securitized strategies modestly detracted from performance, as the strategy underperformed like-duration U.S. Treasurys.

»	There were no other material contributors or detractors for this Portfolio.

6	PIMCO VARIABLE INSURANCE TRUST

Expense Example	PIMCO Long-Term U.S. Government Portfolio

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held from January 1, 2023 to June 30, 2023 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)	Expenses Paid During Period*	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$1,048.50	$8.25	$1,000.00	$1,016.74	$8.13	1.63%
Administrative Class	1,000.00	1,047.70	9.01	1,000.00	1,015.99	8.87	1.78
Advisor class	1,000.00	1,047.20	9.52	1,000.00	1,015.50	9.37	1.88

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

SEMIANNUAL REPORT	|	JUNE 30, 2023	7

Financial Highlights	PIMCO Long-Term U.S. Government Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Total
Institutional Class

01/01/2023 - 06/30/2023+	$7.83	$0.09	$0.29	$0.38	$(0.10)	$0.00	$(0.10)

12/31/2022	11.24	0.22	(3.43)	(3.21)	(0.20)	0.00	(0.20)

12/31/2021	14.77	0.21	(1.01)	(0.80)	(0.21)	(2.52)	(2.73)

12/31/2020	12.90	0.26	2.02	2.28	(0.28)	(0.13)	(0.41)

12/31/2019	11.62	0.27	1.29	1.56	(0.28)	0.00	(0.28)

12/31/2018	12.25	0.29	(0.58)	(0.29)	(0.29)	(0.05)	(0.34)
Administrative Class

01/01/2023 - 06/30/2023+	7.83	0.09	0.28	0.37	(0.09)	0.00	(0.09)

12/31/2022	11.24	0.18	(3.40)	(3.22)	(0.19)	0.00	(0.19)

12/31/2021	14.77	0.19	(1.01)	(0.82)	(0.19)	(2.52)	(2.71)

12/31/2020	12.90	0.24	2.01	2.25	(0.25)	(0.13)	(0.38)

12/31/2019	11.62	0.25	1.29	1.54	(0.26)	0.00	(0.26)

12/31/2018	12.25	0.27	(0.57)	(0.30)	(0.28)	(0.05)	(0.33)
Advisor Class

01/01/2023 - 06/30/2023+	7.83	0.08	0.29	0.37	(0.09)	0.00	(0.09)

12/31/2022	11.24	0.17	(3.40)	(3.23)	(0.18)	0.00	(0.18)

12/31/2021	14.77	0.18	(1.01)	(0.83)	(0.18)	(2.52)	(2.70)

12/31/2020	12.90	0.23	2.01	2.24	(0.24)	(0.13)	(0.37)

12/31/2019	11.62	0.24	1.29	1.53	(0.25)	0.00	(0.25)

12/31/2018	12.25	0.26	(0.58)	(0.32)	(0.26)	(0.05)	(0.31)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio. Additionally, excludes initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

(e)

Expense ratio as presented is calculated based on average net assets for the period presented. Due to significant fluctuations in total net assets during the period, the expense ratio to average net assets differs from the total operating expense ratio in effect for each class. See Note 9, Fees and Expenses in the Notes to Financial Statements for additional information on how the Portfolio’s expenses are calculated.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.11	4.85%	$31,282	1.625	%*	1.625	%*	0.475	%*	0.475	%*	2.30	%*	93%

7.83	(28.77)	50,100	1.125	(e)	1.125	(e)	0.475	(e)	0.475	(e)	2.47		151

11.24	(4.64)	14,634	0.505		0.505		0.475		0.475		1.70		69

14.77	17.57	50,914	0.695		0.695		0.475		0.475		1.76		251

12.90	13.49	39,140	0.595		0.595		0.475		0.475		2.17		129

11.62	(2.23)	39,235	0.835		0.835		0.475		0.475		2.51		164

8.11	4.77	370,451	1.775	*	1.775	*	0.625	*	0.625	*	2.17	*	93

7.83	(28.87)	350,822	1.135		1.135		0.625		0.625		2.01		151

11.24	(4.78)	478,236	0.655		0.655		0.625		0.625		1.57		69

14.77	17.39	500,164	0.845		0.845		0.625		0.625		1.61		251

12.90	13.32	407,059	0.745		0.745		0.625		0.625		2.01		129

11.62	(2.38)	268,621	0.985		0.985		0.625		0.625		2.36		164

8.11	4.72	40,049	1.875	*	1.875	*	0.725	*	0.725	*	2.07	*	93

7.83	(28.95)	38,630	1.235		1.235		0.725		0.725		1.92		151

11.24	(4.88)	47,344	0.755		0.755		0.725		0.725		1.47		69

14.77	17.28	39,831	0.945		0.945		0.725		0.725		1.50		251

12.90	13.21	25,866	0.845		0.845		0.725		0.725		1.92		129

11.62	(2.48)	22,243	1.085		1.085		0.725		0.725		2.26		164

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	9

Statement of Assets and Liabilities	PIMCO Long-Term U.S. Government Portfolio	June 30, 2023	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$721,972
Investments in Affiliates	14,187
Financial Derivative Instruments
Exchange-traded or centrally cleared	292
Over the counter	1,213
Cash	1
Deposits with counterparty	4,200
Receivable for investments sold	409,756
Receivable for TBA investments sold	47,732
Receivable for Portfolio shares sold	229
Interest and/or dividends receivable	2,890
Dividends receivable from Affiliates	67
Total Assets	1,202,539

Liabilities:

Borrowings & Other Financing Transactions
Payable for sale-buyback transactions	$509,393
Payable for short sales	85
Financial Derivative Instruments
Exchange-traded or centrally cleared	625
Over the counter	2,153
Payable for investments purchased	160,800
Payable for investments in Affiliates purchased	67
Payable for TBA investments purchased	87,352
Deposits from counterparty	3
Payable for Portfolio shares redeemed	39
Accrued investment advisory fees	87
Accrued supervisory and administrative fees	96
Accrued distribution fees	9
Accrued servicing fees	48
Total Liabilities	760,757

Net Assets	$441,782

Net Assets Consist of:

Paid in capital	$638,650
Distributable earnings (accumulated loss)	(196,868)

Net Assets	$441,782

Net Assets:

Institutional Class	$31,282

Administrative Class	370,451

Advisor Class	40,049

Shares Issued and Outstanding:

Institutional Class	3,859
Administrative Class	45,701
Advisor Class	4,941

Net Asset Value Per Share Outstanding(a):

Institutional Class	$8.11
Administrative Class	8.11
Advisor Class	8.11

Cost of investments in securities	$842,929
Cost of investments in Affiliates	$14,663
Proceeds received on short sales	$86
Cost or premiums of financial derivative instruments, net	$589

* Includes repurchase agreements of:	$161,236

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Long-Term U.S. Government Portfolio

Six Months Ended June 30, 2023 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$8,533
Dividends from Investments in Affiliates	375
Total Income	8,908

Expenses:

Investment advisory fees	509
Supervisory and administrative fees	565
Distribution and/or servicing fees - Administrative Class	275
Distribution and/or servicing fees - Advisor Class	49
Trustee fees	9
Interest expense	2,592
Total Expenses	3,999

Net Investment Income (Loss)	4,909

Net Realized Gain (Loss):

Investments in securities	(30,956)
Investments in Affiliates	2
Exchange-traded or centrally cleared financial derivative instruments	1,342
Over the counter financial derivative instruments	250

Net Realized Gain (Loss)	(29,362)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	45,179
Investments in Affiliates	66
Exchange-traded or centrally cleared financial derivative instruments	(2)
Over the counter financial derivative instruments	(311)

Net Change in Unrealized Appreciation (Depreciation)	44,932

Net Increase (Decrease) in Net Assets Resulting from Operations	$20,479

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	11

Statements of Changes in Net Assets	PIMCO Long-Term U.S. Government Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$4,909	$8,972
Net realized gain (loss)	(29,362)	(20,924)
Net change in unrealized appreciation (depreciation)	44,932	(143,331)

Net Increase (Decrease) in Net Assets Resulting from Operations	20,479	(155,283)

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(562)	(282)
Administrative Class	(4,271)	(8,032)
Advisor Class	(439)	(799)

Total Distributions(a)	(5,272)	(9,113)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(12,977)	63,734

Total Increase (Decrease) in Net Assets	2,230	(100,662)

Net Assets:

Beginning of period	439,552	540,214
End of period	$441,782	$439,552

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Cash Flows	PIMCO Long-Term U.S. Government Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2023 (Unaudited)

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$20,479

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(532,965)
Proceeds from sales of long-term securities	526,210
(Purchases) Proceeds from sales of short-term portfolio investments, net	41,160
(Increase) decrease in deposits with counterparty	(675)
(Increase) decrease in receivable for investments sold	43,830
(Increase) decrease in interest and/or dividends receivable	256
(Increase) decrease in dividends receivable from Affiliates	(7)
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	2,033
Proceeds from (Payments on) over the counter financial derivative instruments	193
Increase (decrease) in payable for investments purchased	(25,009)
Increase (decrease) in deposits from counterparty	(558)
Increase (decrease) in accrued investment advisory fees	(5)
Increase (decrease) in accrued supervisory and administrative fees	(6)
Increase (decrease) in accrued servicing fees	(3)
Proceeds from (Payments on) short sales transactions, net	(6,210)
Net Realized (Gain) Loss
Investments in securities	30,956
Investments in Affiliates	(2)
Exchange-traded or centrally cleared financial derivative instruments	(1,342)
Over the counter financial derivative instruments	(250)
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(45,179)
Investments in Affiliates	(66)
Exchange-traded or centrally cleared financial derivative instruments	2
Over the counter financial derivative instruments	311
Net amortization (accretion) on investments	(866)

Net Cash Provided by (Used for) Operating Activities	52,287

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	34,405
Payments on shares redeemed	(56,010)
Increase (decrease) in overdraft due to custodian	(1)
Cash distributions paid*	(3)
Proceeds from reverse repurchase agreements	1,328
Payments on reverse repurchase agreements	(1,328)
Proceeds from sale-buyback transactions	1,570,096
Payments on sale-buyback transactions	(1,600,773)

Net Cash Received from (Used for) Financing Activities	(52,286)

Net Increase (Decrease) in Cash and Foreign Currency	1

Cash and Foreign Currency:

Beginning of period	0
End of period	$1

* Reinvestment of distributions	$5,269

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the period	$2,846

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when the Portfolio has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of the Portfolio’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	13

Schedule of Investments	PIMCO Long-Term U.S. Government Portfolio

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 163.4%

CORPORATE BONDS & NOTES 0.1%

INDUSTRIALS 0.1%

Vessel Management Services, Inc.
3.432% due 08/15/2036	$428	$399

Total Corporate Bonds & Notes (Cost $428)		399

U.S. GOVERNMENT AGENCIES 13.6%

Fannie Mae
0.000% due 05/15/2030 - 11/15/2030 (b)	2,500	1,845
3.000% due 09/25/2046	2,264	1,762
3.580% due 08/01/2030	1,700	1,629
3.600% due 02/01/2040	1,259	1,177
3.958% due 01/01/2033 •	2	2
4.250% due 05/25/2037	99	90
5.000% due 04/25/2032 - 08/25/2033	151	147
5.036% due 07/25/2037 •	3	3
5.500% due 12/25/2035	43	43
6.050% due 04/25/2032 •	1	1
6.080% due 09/01/2028	64	70
6.500% due 07/25/2031	26	27

Fannie Mae, TBA
5.500% due 09/01/2053	3,700	3,682
6.000% due 08/01/2053	10,000	10,087
6.500% due 08/01/2053	7,700	7,858

Freddie Mac
0.000% due 03/15/2031 - 07/15/2032 (b)	2,700	1,875
0.000% due 12/15/2042 •	248	188
3.000% due 04/15/2053	1,244	1,009
3.500% due 01/15/2048	606	535
3.966% due 03/25/2036 ~	159	149
4.000% due 06/15/2032 - 09/15/2044	5,055	4,770
4.695% due 01/25/2036 ~	147	138
5.176% due 10/25/2044 •	294	271
5.383% due 10/15/2043 •	909	891
5.500% due 02/15/2034	104	103
5.593% due 01/15/2033 •	2	2
5.893% due 02/15/2027 •	1	1
6.750% due 03/15/2031	100	117
7.000% due 07/15/2023 - 12/01/2031	2	2

Ginnie Mae
3.000% due 08/20/2030 •	1	1
3.500% due 01/20/2044	643	594
6.000% due 08/20/2033	319	318

Ginnie Mae, TBA
4.000% due 08/01/2053	7,300	6,913
4.500% due 08/01/2053	1,700	1,642

Resolution Funding Corp. STRIPS
0.000% due 10/15/2028 (a)	600	477
0.000% due 01/15/2030	2,500	1,877

Tennessee Valley Authority STRIPS
0.000% due 05/01/2030 (b)	800	597

U.S. Small Business Administration
5.240% due 08/01/2023	3	3
5.290% due 12/01/2027	23	23

Uniform Mortgage-Backed Security
2.500% due 11/01/2046	119	103
4.000% due 08/01/2048	5	5

Uniform Mortgage-Backed Security, TBA
3.000% due 08/01/2053	1,200	1,058
4.000% due 08/01/2053	400	376
4.500% due 08/01/2053	3,800	3,655
5.000% due 09/01/2053	4,300	4,216

Total U.S. Government Agencies (Cost $62,195)		60,332

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 107.1%

U.S. Treasury Bonds
1.125% due 05/15/2040 (e)	$52,630	$34,160
1.125% due 08/15/2040 (e)	102,880	66,233
1.375% due 11/15/2040 (e)	21,220	14,214
1.750% due 08/15/2041	3,300	2,321
1.875% due 02/15/2041 (e)	22,200	16,139
1.875% due 02/15/2051	2,650	1,756
1.875% due 11/15/2051 (e)	71,100	46,965
2.000% due 11/15/2041	13,200	9,671
2.000% due 02/15/2050 (e)	36,908	25,322
2.250% due 05/15/2041 (e)	14,200	10,947
2.250% due 02/15/2052	400	289
2.375% due 02/15/2042 (e)	6,500	5,064
2.500% due 02/15/2045 (i)	460	356
2.500% due 02/15/2046	4,070	3,135
2.875% due 05/15/2049 (e)(g)(i)	1,550	1,282
2.875% due 05/15/2052 (i)	400	332
3.000% due 11/15/2044 (i)	540	457
3.000% due 05/15/2045 (i)	540	456
3.000% due 11/15/2045	10,100	8,524
3.000% due 08/15/2048	10,980	9,271
3.000% due 08/15/2052 (e)	13,900	11,824
3.125% due 11/15/2041 (e)	25,610	22,567
3.125% due 08/15/2044	440	381
3.125% due 05/15/2048	3,730	3,220
3.250% due 05/15/2042 (e)	1,000	893
3.375% due 08/15/2042 (e)	11,300	10,262
3.625% due 05/15/2053 (e)	1,500	1,442
4.000% due 11/15/2042 (e)	17,400	17,297
4.000% due 11/15/2052 (e)	85,240	87,584
4.375% due 05/15/2041 (e)	9,920	10,446
4.750% due 02/15/2041 (e)(i)	790	873
2.750% due 11/15/2042	5,600	4,610

U.S. Treasury Inflation Protected Securities (c)
0.625% due 07/15/2032 (e)	5,430	4,994

U.S. Treasury Notes
3.875% due 05/15/2043 (e)	9,800	9,564

U.S. Treasury STRIPS
0.000% due 02/15/2033 (a)	1,700	1,165
0.000% due 05/15/2034 (a)	500	326
0.000% due 08/15/2034 (a)	1,270	820
0.000% due 08/15/2035 (a)	25,270	15,657
0.000% due 08/15/2036 (a)	18,000	10,693
0.000% due 11/15/2036 (a)	2,700	1,588

Total U.S. Treasury Obligations (Cost $589,747)		473,100

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.4%

Ashford Hospitality Trust
6.219% due 04/15/2035 •	185	181
6.319% due 06/15/2035 •	300	292

Atrium Hotel Portfolio Trust
6.373% due 12/15/2036 •	400	386
6.393% due 06/15/2035 •	200	196

BAMLL Commercial Mortgage Securities Trust
6.044% due 09/15/2034 •	300	298
6.250% due 04/15/2036 •	1,000	989

BANK
4.046% due 03/15/2061 ~	500	468

Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	500	444

Bear Stearns Adjustable Rate Mortgage Trust
4.513% due 04/25/2033 «~	6	6
4.875% due 04/25/2033 «~	2	2

Beast Mortgage Trust
6.243% due 03/15/2036 •	100	88

Benchmark Mortgage Trust
4.016% due 03/15/2052	2,300	2,091

BWAY Mortgage Trust
3.454% due 03/10/2033	700	649

Citigroup Commercial Mortgage Trust
4.149% due 01/10/2036	1,700	1,689

CityLine Commercial Mortgage Trust
2.871% due 11/10/2031 ~	1,600	1,492

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Commercial Mortgage Trust
3.140% due 10/10/2036	$1,700	$1,484
3.942% due 04/10/2033 ~	500	425

Countrywide Alternative Loan Trust
5.360% due 05/25/2035 •	20	18

Countrywide Home Loan Mortgage Pass-Through Trust
5.790% due 03/25/2035 •	29	24

Credit Suisse First Boston Mortgage Securities Corp.
4.185% due 11/25/2032 «~	2	1

Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
4.260% due 07/25/2033 «~	2	2

Credit Suisse Mortgage Capital Trust
6.594% due 07/15/2038 •	865	777

DBGS Mortgage Trust
6.038% due 06/15/2033 •	200	186

DBWF Mortgage Trust
3.791% due 12/10/2036	2,100	1,814
6.276% due 12/19/2030 •	100	99

Extended Stay America Trust
6.274% due 07/15/2038 •	1,253	1,230

GS Mortgage Securities Trust
3.932% due 10/10/2035 ~	500	442

HarborView Mortgage Loan Trust
5.597% due 05/19/2035 •	13	12

Hilton USA Trust
3.719% due 11/05/2038	2,100	1,945

Impac CMB Trust
5.329% due 09/25/2034 «þ	75	76

JP Morgan Chase Commercial Mortgage Securities Trust
6.643% due 12/15/2031 •	254	227

JP Morgan Mortgage Trust
4.047% due 07/25/2035 ~	21	20
6.038% due 12/25/2049 •	22	21

Morgan Stanley Capital Trust
6.093% due 07/15/2035 •	200	198
6.362% due 12/15/2038 •	1,100	1,037

Natixis Commercial Mortgage Securities Trust
3.885% due 08/15/2038	500	444

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	93	86
2.750% due 11/25/2059 ~	386	355

Residential Accredit Loans, Inc. Trust
6.000% due 06/25/2036 ^	19	15

Sequoia Mortgage Trust
5.857% due 07/20/2033 •	15	13

SFO Commercial Mortgage Trust
6.343% due 05/15/2038 •	1,000	877

Structured Adjustable Rate Mortgage Loan Trust
5.590% due 05/25/2037 •	34	30

Structured Asset Mortgage Investments Trust
5.806% due 09/19/2032 •	9	9
5.986% due 10/19/2033 •	9	9

Tharaldson Hotel Portfolio Trust
6.241% due 11/11/2034 •	162	160

Towd Point Mortgage Trust
3.100% due 01/25/2060 ~	600	520

VNDO Mortgage Trust
3.805% due 01/10/2035	1,900	1,748

WaMu Mortgage Pass-Through Certificates Trust
4.976% due 08/25/2046 •	60	56
5.476% due 10/25/2046 •	21	19

Washington Mutual Mortgage Pass-Through Certificates Trust
3.881% due 05/25/2033 «~	4	4

Worldwide Plaza Trust
3.526% due 11/10/2036	300	253

Total Non-Agency Mortgage-Backed Securities (Cost $26,154)		23,907

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 0.7%

Bear Stearns Asset-Backed Securities Trust
6.150% due 11/25/2042 •	$18	$18

ECMC Group Student Loan Trust
5.900% due 02/27/2068 •	150	146

Hertz Vehicle Financing LLC
1.990% due 06/25/2026	600	557
2.330% due 06/26/2028	700	616

JP Morgan Mortgage Acquisition Corp.
5.870% due 12/25/2035 •	163	162

MASTR Asset-Backed Securities Trust
5.975% due 10/25/2034 •	400	382

Merrill Lynch Mortgage Investors Trust
6.080% due 07/25/2035 •	392	379

RAAC Trust
5.840% due 11/25/2036 •	83	83

Ready Capital Mortgage Financing LLC
6.717% due 01/25/2037 •	573	565

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Renaissance Home Equity Loan Trust
3.823% due 08/25/2033 •	$2	$2

SLM Student Loan Trust
5.855% due 10/25/2029 •	89	88

Total Asset-Backed Securities (Cost $3,169)		2,998

SHORT-TERM INSTRUMENTS 36.5%

REPURCHASE AGREEMENTS (d) 36.5%
		161,236

Total Short-Term Instruments (Cost $161,236)		161,236

Total Investments in Securities (Cost $842,929)		721,972

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 3.2%

SHORT-TERM INSTRUMENTS 3.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.2%

PIMCO Short Asset Portfolio	1,326,749	$12,783

PIMCO Short-Term Floating NAV Portfolio III	144,365	1,404

Total Short-Term Instruments (Cost $14,663)		14,187

Total Investments in Affiliates (Cost $14,663)		14,187

Total Investments 166.6% (Cost $857,592)		$736,159

Financial Derivative Instruments (f)(h) (0.3)% (Cost or Premiums, net $589)		(1,273)

Other Assets and Liabilities, net (66.3)%		(293,104)

Net Assets 100.0%		$441,782

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	5.060%	07/03/2023	07/05/2023	$160,800	U.S. Treasury Inflation Protected Securities 0.125% due 10/15/2026	$(163,875)	$160,800	$160,800
FICC	2.400	06/30/2023	07/03/2023	436	U.S. Treasury Notes 4.625% due 06/30/2025	(445)	436	436

Total Repurchase Agreements						$(164,320)	$161,236	$161,236

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BPG	5.100%	06/30/2023	07/03/2023	$(3,203)	$(3,204)
	5.240	07/03/2023	07/05/2023	(298,049)	(298,050)
	5.240	07/05/2023	07/06/2023	(111,698)	(111,698)
MSC	4.700	06/28/2023	07/05/2023	(5,014)	(5,017)
TDM	5.170	06/23/2023	07/11/2023	(6,461)	(6,471)
UBS	5.160	05/09/2023	07/10/2023	(18,006)	(18,150)
	5.220	06/23/2023	08/07/2023	(66,707)	(66,803)

Total Sale-Buyback Transactions					$(509,393)

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	15

Schedule of Investments	PIMCO Long-Term U.S. Government Portfolio	(Cont.)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies 0.0%
Uniform Mortgage-Backed Security, TBA	2.500%	07/01/2053	$100	$(86)	$(85)

Total Short Sales 0.0%				$(86)	$(85)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BPS	$160,800	$0	$0	$160,800	$(163,875)	$(3,075)
FICC	436	0	0	436	(445)	(9)

Master Securities Forward Transaction Agreement
BPG	0	0	(412,952)	(412,952)	408,468	(4,484)
MSC	0	0	(5,017)	(5,017)	4,977	(40)
TDM	0	0	(6,471)	(6,471)	6,435	(36)
UBS	0	0	(84,953)	(84,953)	85,387	434

Total Borrowings and Other Financing Transactions	$161,236	$0	$(509,393)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Sale-Buyback Transactions
U.S. Treasury Obligations	$0	$(442,590)	$(66,803)	$0	$(509,393)

Total Borrowings	$0	$(442,590)	$(66,803)	$0	$(509,393)

Payable for sale-buyback financing transactions					$(509,393)

(e)	Securities with an aggregate market value of $505,267 have been pledged as collateral under the terms of the above master agreements as of June 30, 2023.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(101,480) at a weighted average interest rate of 4.770%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(469) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2023	50	$10,167	$(149)	$0	$(2)
U.S. Treasury 10-Year Note September Futures	09/2023	107	12,012	(207)	15	0

				$(356)	$15	$(2)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note September Futures	09/2023	547	$(58,580)	$1,141	$0	$0
U.S. Treasury Ultra 10-Year Note September Futures	09/2023	762	(90,249)	1,035	0	(226)

				$2,176	$0	$(226)

Total Futures Contracts				$1,820	$15	$(228)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	0.000%	Quarterly	07/21/2023	$5,100	$0	$(71)	$(71)	$0	$(2)
Pay	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	09/30/2023	24,000	0	(659)	(659)	0	(329)
Pay(1)	1-Day USD-SOFR Compounded-OIS	0.750	Maturity	12/16/2023	14,100	36	(207)	(171)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028	1,500	(3)	(13)	(16)	1	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	1.600	Annual	10/23/2028	29,800	66	(2,910)	(2,844)	17	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	3,700	(13)	(63)	(76)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	600	(2)	(15)	(17)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030	2,800	(10)	(26)	(36)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	03/30/2031	18,500	767	3,357	4,124	234	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	1.487	Semi-Annual	06/23/2031	3,400	(43)	571	528	0	(5)
Receive(1)	1-Day USD-SOFR Compounded-OIS	1.452	Semi-Annual	07/16/2031	1,250	(12)	220	208	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.441	Semi-Annual	07/21/2031	5,100	(54)	941	887	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.610	Annual	12/12/2032	1,500	(7)	13	6	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053	200	(2)	(4)	(6)	2	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	1.750	Annual	10/23/2053	4,500	(78)	1,233	1,155	0	(41)
Receive	3-Month USD-LIBOR	1.452	Semi-Annual	07/16/2023	1,250	0	8	8	0	0
Receive	3-Month USD-LIBOR	0.000	Quarterly	07/21/2023	5,100	0	70	70	2	0
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	09/16/2023	14,100	0	(179)	(179)	0	(6)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	09/16/2023	1,700	0	(19)	(19)	0	(1)
Receive	3-Month USD-LIBOR	1.487	Semi-Annual	09/23/2023	3,400	0	37	37	1	0
Receive	3-Month USD-LIBOR	0.000	Quarterly	09/30/2023	24,000	0	343	343	11	0

Total Swap Agreements						$645	$2,627	$3,272	$277	$(397)

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	17

Schedule of Investments	PIMCO Long-Term U.S. Government Portfolio	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$15	$277	$292	$0	$(228)	$(397)	$(625)

(g)

Securities with an aggregate market value of $856 and cash of $4,200 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.330%	10/23/2023	6,000	$365	$1,213

Total Purchased Options							$365	$1,213

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.380%	07/31/2023	600	$(2)	$(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.780	07/31/2023	600	(2)	(2)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.070	07/10/2023	300	(2)	(1)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.370	07/10/2023	300	(2)	0
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.060	07/14/2023	600	(4)	(3)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.360	07/14/2023	600	(4)	(1)

BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	07/03/2023	700	(5)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	07/03/2023	700	(5)	0

BRC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.395	10/23/2023	29,100	(361)	(2,116)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	07/27/2023	400	(1)	(1)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.850	07/27/2023	400	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	200	(1)	(1)

FAR	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.100	08/31/2023	1,000	(7)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.800	08/31/2023	1,000	(7)	(10)

GLM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	07/27/2023	500	(1)	(1)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.850	07/27/2023	500	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	400	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	400	(1)	(2)

JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	07/10/2023	400	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	07/10/2023	400	(2)	0

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.270	07/24/2023	1,100	(4)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.670	07/24/2023	1,100	(4)	(5)

Total Written Options							$(421)	$(2,153)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BOA	$0	$0	$0	$0	$0	$(10)	$0	$(10)	$(10)	$0	$(10)
BRC	0	1,213	0	1,213	0	(2,119)	0	(2,119)	(906)	905	(1)
FAR	0	0	0	0	0	(11)	0	(11)	(11)	0	(11)
GLM	0	0	0	0	0	(6)	0	(6)	(6)	0	(6)
MYC	0	0	0	0	0	(7)	0	(7)	(7)	0	(7)

Total Over the Counter	$0	$1,213	$0	$1,213	$0	$(2,153)	$0	$(2,153)

(i)

Securities with an aggregate market value of $905 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$15	$15
Swap Agreements	0	0	0	0	277	277

	$0	$0	$0	$0	$292	$292

Over the counter
Purchased Options	$0	$0	$0	$0	$1,213	$1,213

	$0	$0	$0	$0	$1,505	$1,505

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$228	$228
Swap Agreements	0	0	0	0	397	397

	$0	$0	$0	$0	$625	$625

Over the counter
Written Options	$0	$0	$0	$0	$2,153	$2,153

	$0	$0	$0	$0	$2,778	$2,778

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	19

Schedule of Investments	PIMCO Long-Term U.S. Government Portfolio	(Cont.)	June 30, 2023	(Unaudited)

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended June 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$47	$47
Futures	0	0	0	0	497	497
Swap Agreements	0	0	0	0	798	798

	$0	$0	$0	$0	$1,342	$1,342

Over the counter
Written Options	$0	$0	$0	$0	$250	$250

	$0	$0	$0	$0	$1,592	$1,592

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,043	$1,043
Swap Agreements	0	0	0	0	(1,045)	(1,045)

	$0	$0	$0	$0	$(2)	$(2)

Over the counter
Purchased Options	$0	$0	$0	$0	$(36)	$(36)
Written Options	0	0	0	0	(275)	(275)

	$0	$0	$0	$0	$(311)	$(311)

	$0	$0	$0	$0	$(313)	$(313)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$399	$0	$399
U.S. Government Agencies	0	60,332	0	60,332
U.S. Treasury Obligations	0	473,100	0	473,100
Non-Agency Mortgage-Backed Securities	0	23,816	91	23,907
Asset-Backed Securities	0	2,998	0	2,998
Short-Term Instruments
Repurchase Agreements	0	161,236	0	161,236

	$0	$721,881	$91	$721,972

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$14,187	$0	$0	$14,187

Total Investments	$14,187	$721,881	$91	$736,159

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(85)	$0	$(85)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	292	0	292
Over the counter	0	1,213	0	1,213

	$0	$1,505	$0	$1,505

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(625)	0	(625)
Over the counter	0	(2,153)	0	(2,153)

	$0	$(2,778)	$0	$(2,778)

Total Financial Derivative Instruments	$0	$(1,273)	$0	$(1,273)

Totals	$14,187	$720,523	$91	$734,801

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements	June 30, 2023	(Unaudited)

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO Long-Term U.S. Government Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Multi-Class Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(c) Distributions to Shareholders  Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment

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Notes to Financial Statements	(Cont.)

income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain Portfolios, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(d) New Accounting Pronouncements and Regulatory Updates  In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered

Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. In December 2022, FASB issued ASU 2022-06, which includes amendments to extend the duration of the LIBOR transition relief to December 31, 2024, after which entities will no longer be permitted to apply the reference rate reform relief. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Portfolio’s investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Portfolio’s financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will change the disclosures provided to shareholders. The rule is effective as of January 24, 2023, but the SEC is providing an 18-month compliance period after the effective date other than for rule amendments addressing fee and expense information in advertisements that might be materially misleading. At this time, management is evaluating the implications of these changes on the financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business days after the trade date (T+1). The effective date was May 5, 2023, and the compliance date for the amendments is May 28, 2024. At this time, management is evaluating the implications of these changes on the financial statements.

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3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The NAV of the Portfolio’s shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation

Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined

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Notes to Financial Statements	(Cont.)

by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the

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extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

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Notes to Financial Statements	(Cont.)

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended June 30, 2023 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$12,424	$295	$0	$0	$64	$12,783	$295	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$7,520	$233,680	$(239,800)	$2	$2	$1,404	$80	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not

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limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional

(i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that requires the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

Separate Trading of Registered Interest and Principal of Securities  (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

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Notes to Financial Statements	(Cont.)

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop.’ A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(c) Short Sales  Short sales are transactions in which the Portfolio sells a security that it may not own. The Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(d) Interfund Lending  In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of

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the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2023, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(b) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will

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Notes to Financial Statements	(Cont.)

specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(c) Swap Agreements  are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain the Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective

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commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor,” (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate  Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower- yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Market Risk  is the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, major litigation, investigations or other controversies, changes in financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Derivatives Risk  is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty, resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

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Notes to Financial Statements	(Cont.)

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Leveraging Risk  is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk  is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruption Risk  The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio. For example, the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Portfolio holds, and may adversely affect the Portfolio’s investments and operations. Please see the Important Information section for additional discussion of the COVID-19 pandemic.

Government Intervention in Financial Markets  Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk  An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the

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Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk  As the use of technology has become more prevalent in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”)

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Notes to Financial Statements	(Cont.)

registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. Portability of exposure reduces risk to the Portfolio. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Administrative Class	Advisor Class
0.225%	0.25%	0.25%	0.25%

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees

34	PIMCO VARIABLE INSURANCE TRUST

June 30, 2023	(Unaudited)

of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through May 1, 2024, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2023, there were no waivers.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed as set forth above (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii)

include any amounts previously reimbursed to PIMCO. As of June 30, 2023, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2023, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$530,642	$525,020	$2,205	$164

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	|	JUNE 30, 2023	35

Notes to Financial Statements	(Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2023 (Unaudited)		Year Ended 12/31/2022

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	638	$5,224	5,835	$46,114

Administrative Class	2,968	24,468	7,485	66,416

Advisor Class	567	4,635	1,467	13,326
Issued as reinvestment of distributions

Institutional Class	68	559	33	282

Administrative Class	521	4,271	906	8,032

Advisor Class	53	439	90	799
Cost of shares redeemed

Institutional Class	(3,245)	(26,456)	(772)	(8,018)

Administrative Class	(2,586)	(21,078)	(6,144)	(55,398)

Advisor Class	(612)	(5,039)	(837)	(7,819)

Net increase (decrease) resulting from Portfolio share transactions	(1,628)	$(12,977)	8,063	$63,734

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2023, two shareholders each owned 10% or more of the Portfolio’s total outstanding shares comprising 72% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2023, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, the Portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

36	PIMCO VARIABLE INSURANCE TRUST

June 30, 2023	(Unaudited)

As of its last fiscal year ended December 31, 2022, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term
$33,973	$756

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2023, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$872,460	$12,871	$(145,105)	$(132,234)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	|	JUNE 30, 2023	37

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

BOA	Bank of America N.A.	FAR	Wells Fargo Bank National Association	MSC	Morgan Stanley & Co. LLC.

BPG	BNP Paribas Securities Corp.	FICC	Fixed Income Clearing Corporation	MYC	Morgan Stanley Capital Services LLC

BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	TDM	TD Securities (USA) LLC

BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	UBS	UBS Securities LLC

Currency Abbreviations:

USD (or $)	United States Dollar

Exchange Abbreviations:

OTC	Over the Counter

Other Abbreviations:

LIBOR	London Interbank Offered Rate	OIS	Overnight Index Swap	TBA	To-Be-Announced

38	PIMCO VARIABLE INSURANCE TRUST

Liquidity Risk Management Program	(Unaudited)

In compliance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended (“1940 Act”), PIMCO Variable Insurance Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for each series of the Trust (each a “Portfolio” and collectively, the “Portfolios”) not regulated as a money market fund under 1940 Act Rule 2a-7, which is reasonably designed to assess and manage the Portfolios’ liquidity risk. The Trust’s Board of Trustees (the “Board”) previously approved the designation of the PIMCO Liquidity Risk Committee (the “Administrator”) as Program administrator. The PIMCO Liquidity Risk Committee consists of senior members from certain PIMCO business areas, such as Portfolio Risk Management, Americas Operations, Compliance, Account Management and Portfolio Management, and is advised by members of PIMCO Legal.

A Portfolio’s “liquidity risk” is the risk that the Portfolio could not meet requests to redeem shares issued by the Portfolio without significant dilution of the remaining investors’ interests in the Portfolio. In accordance with the Program, each Portfolio’s liquidity risk is assessed no less frequently than annually taking into consideration a variety of factors, including, as applicable, the Portfolio’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions. Each Portfolio portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. Each Portfolio has adopted a “Highly Liquid Investment Minimum” (or “HLIM”), which is a minimum amount of Portfolio net assets to be invested in highly liquid investments that are assets. As required under the Liquidity Rule, each Portfolio’s HLIM is periodically reviewed, no less frequently than annually, and the Portfolios have adopted policies and procedures for responding to a shortfall of a Portfolio’s highly liquid investments below its HLIM. The Liquidity Rule also limits the Portfolios’ investments in illiquid investments by prohibiting a Portfolio from acquiring any illiquid investment if, immediately after the acquisition, the Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. Certain non-public reporting is generally required if a Portfolio’s holdings of illiquid investments that are assets were to exceed 15% of Portfolio net assets.

At a meeting of the Board held on February 7-8, 2023, the Board received a report (the “Report”) from the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the 12-month period ended December 31, 2022. The Report reviewed the operation of the Program’s components during such period and stated that the Program is operating effectively to assess and manage each Portfolio’s liquidity risk and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Portfolio’s liquidity developments. This has remained true for the 12-month period ended June 30, 2023.

SEMIANNUAL REPORT	|	JUNE 30, 2023	39

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

1100 Main Street, Suite 400

Kansas City, MO 64105

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVIT13SAR_063023

PIMCO VARIABLE INSURANCE TRUST

Semiannual Report

June 30, 2023

PIMCO Real Return Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Market Insights

Dear Shareholder,

This semiannual report covers the six-month reporting period ended June 30, 2023 (the “reporting period”). On the subsequent pages, you will find details regarding investment results and a discussion of certain factors that affected performance during the reporting period.

Amid elevated inflation in many countries during the reporting period, the global economy faced challenges from higher interest rates, tighter credit conditions stemming from the turmoil in the banking sector (especially in the United States (“U.S.”)), and geopolitical concerns. While the U.S. economy showed signs of resilience, some European economies experienced slower growth over the reporting period.

Continued central bank efforts to combat inflation

While inflation remained elevated over the reporting period, many central banks raised interest rates to rein in rising prices. The U.S. Federal Reserve (the “Fed”) raised the federal funds rate at 10 consecutive meetings, beginning in March 2022 through May 2023. In June 2023, the Fed then paused from raising rates in order to “assess additional information and its implications for monetary policy.” Meanwhile, the Bank of England and European Central Bank raised interest rates for the 13th and eighth consecutive time, respectively, as of June 2023. In contrast, the Bank of Japan maintained its accommodative monetary policy stance.

Mixed financial market returns

The yield on the benchmark 10-year U.S. Treasury declined over the reporting period, while 10-year bond yields in most other developed market countries increased. The overall global credit bond market delivered positive total returns. Higher-rated global bonds underperformed lower-rated bonds. Global equities rallied, while commodity prices were volatile and produced mixed returns. The U.S. dollar weakened against the euro and the British pound, but appreciated against the Japanese yen.

Amid evolving conditions, we will continue to work diligently to navigate global markets and manage the assets that you have entrusted with us. We encourage you to speak with your financial advisor about your goals, and visit global.pimco.com for our latest insights.

Sincerely, Peter G. Strelow Chairman of the Board PIMCO Variable Insurance Trust

Total Returns of Certain Asset Classes for the Period Ended June 30, 2023

Asset Class (as measured by, currency)	Six-Month

U.S. large cap equities (S&P 500 Index, USD)	16.89%

Global equities (MSCI World Index, USD)	15.09%

European equities (MSCI Europe Index, EUR)	11.12%

Emerging market equities (MSCI Emerging Markets Index, EUR)	4.89%

Japanese equities (Nikkei 225 Index, JPY)	28.65%

Emerging market local bonds (JPMorgan Government Bond Index-Emerging Markets Global Diversified Index, USD Unhedged)	7.79%

Emerging market external debt (JPMorgan Emerging Markets Bond Index (EMBI) Global, USD Hedged)	3.81%

Below investment grade bonds (ICE BofAML Developed Markets High Yield Constrained Index, USD Hedged)	5.45%

Global investment grade credit bonds (Bloomberg Global Aggregate Credit Index, USD Hedged)	3.00%

Fixed-rate, local currency government debt of investment grade countries (Bloomberg Global Treasury Index, USD Hedged)	3.13%

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Statements concerning financial market trends are based on current market conditions, which will fluctuate. There is no guarantee that these investment strategies will work under all market conditions or are appropriate for all investors and each investor should evaluate their ability to invest for the long-term, especially during periods of downturn in the market. Outlook and strategies are subject to change without notice.

2	PIMCO VARIABLE INSURANCE TRUST

Important Information About the PIMCO Real Return Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Real Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, continue to increase. In efforts to combat inflation, the U.S. Federal Reserve raised interest rates multiple times in 2022 and 2023. Thus, the Portfolio currently faces a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Allocation Breakdown and Schedule of Investments sections of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that have provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European, and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of he Portfolio and its shareholders.

The Portfolio may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Portfolio, or on certain instruments in

SEMIANNUAL REPORT	|	JUNE 30, 2023	3

Important Information About the PIMCO Real Return Portfolio (Cont.)

which the Portfolio invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Portfolio or a reduction in the effectiveness of related Portfolio transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Portfolio that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Portfolio.

U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Portfolio and issuers in which it invests. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, continued volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Portfolio and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart reflects only Administrative Class performance. Performance may vary by share class based on each class’s expense ratios. The Portfolio measures its performance against at least one broad-based securities market index (“benchmark index”). The benchmark index does not take into account fees, expenses, or taxes. The Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. There is no assurance that the Portfolio, even if the Portfolio has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Portfolio’s total return in excess of that of the Portfolio’s benchmark between reporting periods or 2) the Portfolio’s total return in excess of the Portfolio’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Portfolio’s performance as compared to one or more previous reporting periods. Historical performance for the Portfolio or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

The following table discloses the inception dates of the Portfolio and its share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO Real Return Portfolio	09/30/99	04/10/00	09/30/99	02/28/06	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings

4	PIMCO VARIABLE INSURANCE TRUST

(including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

SEC rules allow shareholder reports to be delivered to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Investors may elect to receive all future reports in paper free of charge by contacting their insurance company. Any election to receive reports in paper will apply to all portfolio companies available under the investor’s contract at the insurance company.

In May 2022, the SEC proposed amendments to a current rule governing portfolio naming conventions. In general, the current rule requires portfolios with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The proposed amendments would expand the scope of the current rule in a number of ways that would result in an expansion of the types of portfolio names that would require the portfolio to adopt an 80% investment policy under the rule. Additionally, the proposed amendments would modify the circumstances under which a portfolio may deviate from its 80% investment policy and address the use and valuation of derivatives instruments for purposes of the rule. The proposal’s impact on the Portfolio will not be known unless and until any final rulemaking is adopted.

In May 2022, the SEC proposed a framework that would require certain registered portfolios (such as the Portfolio) to disclose their environmental, social, and governance (“ESG”) investing practices. Among other things, the proposed requirements would mandate that portfolios meeting three pre-defined classifications (i.e., integrated, ESG focused and/or impact funds) provide prospectus and shareholder report disclosure related to the ESG factors, criteria and processes used in managing the portfolio. The proposal’s impact on the Portfolio will not be known unless and until any final rulemaking is adopted.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will impact the disclosures provided to shareholders. The rule amendments are effective as of January 24, 2023, but the SEC is providing an 18-month compliance period following the effective date for such amendments other than those addressing fee and expense information in advertisements that might be materially misleading.

In November 2022, the SEC proposed rule amendments which, among other things, would require funds to adopt swing pricing in order to mitigate dilution of shareholders’ interests in a fund by requiring the adjustment of fund net asset value per share to pass on costs stemming from shareholder purchase or redemption activity. In addition the proposed rule would amend the liquidity rule framework. The proposal’s impact on the Portfolio will not be known unless and until any final rulemaking is adopted.

In November 2022, the SEC adopted amendments to Form N-PX under the Act to improve the utility to investors of proxy voting information reported by mutual funds, ETFs and certain other funds. The rule amendments will expand the scope of funds’ Form N-PX reporting obligations, subject managers to Form N-PX reporting obligations for “Say on Pay” votes, enhance Form N-PX disclosures, permit joint reporting by funds, managers and affiliated managers on Form N- PX; and require website availability of fund proxy voting records. The amendments will become effective on July 1, 2024. Funds and managers will be required to file their first reports covering the period from July 1, 2023 to June 30, 2024 on amended Form N-PX by August 31, 2024.

SEMIANNUAL REPORT	|	JUNE 30, 2023	5

PIMCO Real Return Portfolio

Cumulative Returns Through June 30, 2023

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown as of June 30, 2023†§

U.S. Treasury Obligations	52.7%

Short-Term Instruments‡	28.9%

Asset-Backed Securities	6.5%

Sovereign Issues	5.4%

U.S. Government Agencies	4.9%

Other	1.6%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended June 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Inception≈
PIMCO Real Return Portfolio Institutional Class	1.67%	(1.22)%	2.51%	2.08%	5.05%
PIMCO Real Return Portfolio Administrative Class	1.59%	(1.37)%	2.35%	1.93%	5.00%
PIMCO Real Return Portfolio Advisor Class	1.54%	(1.47)%	2.25%	1.83%	3.27%
Bloomberg U.S. TIPS Index±	1.87%	(1.40)%	2.49%	2.08%	4.86%♦

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

≈ For class inception dates please refer to the Important Information.

♦ Average annual total return since 09/30/1999.

± Bloomberg U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $500 million par amount outstanding.

It is not possible to invest directly in an unmanaged index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the prices of individual positions (which may be sourced from different pricing vendors or other sources) used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via (888) 87-PIMCO.

The Portfolio’s total annual operating expense ratio, as stated in the Portfolio’s currently-effective prospectus (as of the date of this report), were 0.62% for Institutional Class shares, 0.77% for Administrative Class shares, and 0.87% for Advisor Class shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO Real Return Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current prospectus for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance (on a gross basis) during the reporting period:

»	Exposure to U.S. Treasury Inflation-Protected Securities (“TIPS”) contributed to absolute returns, as TIPS posted positive returns.

»	Exposure to non-agency residential mortgage-backed securities contributed to relative performance, as spreads narrowed.

»	Overweight exposure to U.S. breakeven inflation (“BEI”), the yield differential between nominal government bonds and like-maturity inflation-linked bonds, most notably early in the period, contributed to relative performance, as U.S. BEI moved higher.

»	Curve positioning in eurozone interest rates, specifically underweight exposure to front-end maturities relative to overweight exposure to intermediate maturities contributed to relative performance, as front-end maturities underperformed.

»	Underweight exposure to Japanese interest rates, specifically a larger underweight exposure to intermediate maturities in March 2023 relative to a smaller underweight exposure earlier and later in the period, detracted from relative performance as Japanese interest rates declined in March 2023.

»	Overweight exposure to the Japanese yen relative to the U.S. dollar detracted from relative performance, as the Japanese yen depreciated relative to the U.S. dollar.

»	Overweight exposure to U.S. interest rates detracted from relative performance, as U.S. interest rates broadly moved higher.

6	PIMCO VARIABLE INSURANCE TRUST

Expense Example	PIMCO Real Return Portfolio

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held from January 1, 2023 to June 30, 2023 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)	Expenses Paid During Period*	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$1,016.70	$3.10	$1,000.00	$1,021.72	$3.11	0.62%
Administrative Class	1,000.00	1,015.90	3.85	1,000.00	1,020.98	3.86	0.77
Advisor Class	1,000.00	1,015.40	4.35	1,000.00	1,020.48	4.36	0.87

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

SEMIANNUAL REPORT	|	JUNE 30, 2023	7

Financial Highlights	PIMCO Real Return Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Total
Institutional Class

01/01/2023 - 06/30/2023+	$11.49	$0.20	$0.00	$0.20	$(0.19)	$0.00	$(0.19)

12/31/2022	13.99	0.91	(2.51)	(1.60)	(0.90)	0.00	(0.90)

12/31/2021	13.92	0.74	0.04	0.78	(0.71)	0.00	(0.71)

12/31/2020	12.64	0.19	1.30	1.49	(0.21)	0.00	(0.21)

12/31/2019	11.85	0.24	0.77	1.01	(0.22)	0.00	(0.22)

12/31/2018	12.42	0.34	(0.59)	(0.25)	(0.32)	0.00	(0.32)
Administrative Class

01/01/2023 - 06/30/2023+	11.49	0.19	0.00	0.19	(0.18)	0.00	(0.18)

12/31/2022	13.99	0.89	(2.51)	(1.62)	(0.88)	0.00	(0.88)

12/31/2021	13.92	0.71	0.05	0.76	(0.69)	0.00	(0.69)

12/31/2020	12.64	0.17	1.30	1.47	(0.19)	0.00	(0.19)

12/31/2019	11.85	0.22	0.78	1.00	(0.21)	0.00	(0.21)

12/31/2018	12.42	0.32	(0.59)	(0.27)	(0.30)	0.00	(0.30)
Advisor Class

01/01/2023 - 06/30/2023+	11.49	0.19	0.00	0.19	(0.18)	0.00	(0.18)

12/31/2022	13.99	0.87	(2.50)	(1.63)	(0.87)	0.00	(0.87)

12/31/2021	13.92	0.71	0.04	0.75	(0.68)	0.00	(0.68)

12/31/2020	12.64	0.15	1.31	1.46	(0.18)	0.00	(0.18)

12/31/2019	11.85	0.21	0.77	0.98	(0.19)	0.00	(0.19)

12/31/2018	12.42	0.32	(0.60)	(0.28)	(0.29)	0.00	(0.29)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio. Additionally, excludes initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$11.50	1.76%	$193,740	0.62	%*	0.62	%*	0.50	%*	0.50	%*	3.52	%*	56%

11.49	(11.85)	200,491	0.62		0.62		0.50		0.50		7.26		97

13.99	5.74	233,090	0.52		0.52		0.50		0.50		5.30		162

13.92	11.88	199,783	0.69		0.69		0.50		0.50		1.39		240

12.64	8.60	189,206	1.38		1.38		0.50		0.50		1.96		231

11.85	(2.06)	180,506	1.27		1.27		0.50		0.50		2.80		234

11.50	1.68	1,001,161	0.77	*	0.77	*	0.65	*	0.65	*	3.35	*	56

11.49	(11.98)	1,035,782	0.77		0.77		0.65		0.65		7.13		97

13.99	5.59	1,326,535	0.67		0.67		0.65		0.65		5.13		162

13.92	11.71	1,278,844	0.84		0.84		0.65		0.65		1.24		240

12.64	8.44	1,205,456	1.53		1.53		0.65		0.65		1.81		231

11.85	(2.21)	1,266,321	1.42		1.42		0.65		0.65		2.67		234

11.50	1.63	339,334	0.87	*	0.87	*	0.75	*	0.75	*	3.28	*	56

11.49	(12.07)	342,311	0.87		0.87		0.75		0.75		6.99		97

13.99	5.48	396,259	0.77		0.77		0.75		0.75		5.09		162

13.92	11.60	344,989	0.94		0.94		0.75		0.75		1.09		240

12.64	8.33	366,402	1.63		1.63		0.75		0.75		1.70		231

11.85	(2.31)	386,746	1.52		1.52		0.75		0.75		2.60		234

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	9

Statement of Assets and Liabilities	PIMCO Real Return Portfolio	June 30, 2023	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$2,240,034
Investments in Affiliates	29,045
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,588
Over the counter	5,047
Cash	1
Deposits with counterparty	7,164
Foreign currency, at value	3,315
Receivable for investments sold	801,538
Receivable for investments sold on a delayed-delivery basis	423
Receivable for TBA investments sold	125,496
Receivable for Portfolio shares sold	3,503
Interest and/or dividends receivable	6,389
Dividends receivable from Affiliates	44
Total Assets	3,223,587

Liabilities:

Borrowings & Other Financing Transactions
Payable for sale-buyback transactions	$813,390
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,850
Over the counter	15,466
Payable for investments purchased	625,155
Payable for investments in Affiliates purchased	44
Payable for TBA investments purchased	228,591
Deposits from counterparty	631
Payable for Portfolio shares redeemed	3,344
Accrued investment advisory fees	337
Accrued supervisory and administrative fees	337
Accrued distribution fees	74
Accrued servicing fees	132
Accrued reimbursement to PIMCO	1
Total Liabilities	1,689,352

Net Assets	$1,534,235

Net Assets Consist of:

Paid in capital	$1,841,419
Distributable earnings (accumulated loss)	(307,184)

Net Assets	$1,534,235

Net Assets:

Institutional Class	$193,740
Administrative Class	1,001,161
Advisor Class	339,334

Shares Issued and Outstanding:

Institutional Class	16,846
Administrative Class	87,055
Advisor Class	29,507

Net Asset Value Per Share Outstanding(a):

Institutional Class	$11.50
Administrative Class	11.50
Advisor Class	11.50

Cost of investments in securities	$2,414,102
Cost of investments in Affiliates	$29,042
Cost of foreign currency held	$4,277
Cost or premiums of financial derivative instruments, net	$(862)

* Includes repurchase agreements of:	$622,934

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Real Return Portfolio

Six Months Ended June 30, 2023 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$31,645
Dividends from Investments in Affiliates	586
Miscellaneous income	104
Total Income	32,335

Expenses:

Investment advisory fees	1,954
Supervisory and administrative fees	1,954
Distribution and/or servicing fees - Administrative Class	767
Distribution and/or servicing fees - Advisor Class	428
Trustee fees	33
Interest expense	969
Miscellaneous expense	1
Total Expenses	6,106
Waiver and/or Reimbursement by PIMCO	(1)
Net Expenses	6,105

Net Investment Income (Loss)	26,230

Net Realized Gain (Loss):

Investments in securities	(31,398)
Investments in Affiliates	13
Exchange-traded or centrally cleared financial derivative instruments	(24,499)
Over the counter financial derivative instruments	(5,687)
Foreign currency	1,259

Net Realized Gain (Loss)	(60,312)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	38,515
Investments in Affiliates	2
Exchange-traded or centrally cleared financial derivative instruments	20,842
Over the counter financial derivative instruments	2,322
Foreign currency assets and liabilities	(1,250)

Net Change in Unrealized Appreciation (Depreciation)	60,431

Net Increase (Decrease) in Net Assets Resulting from Operations	$26,349

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	11

Statements of Changes in Net Assets	PIMCO Real Return Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$26,230	$124,074
Net realized gain (loss)	(60,312)	3,182
Net change in unrealized appreciation (depreciation)	60,431	(354,660)

Net Increase (Decrease) in Net Assets Resulting from Operations	26,349	(227,404)

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(3,287)	(15,363)
Administrative Class	(16,169)	(82,118)
Advisor Class	(5,277)	(24,977)

Total Distributions(a)	(24,733)	(122,458)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(45,965)	(27,438)

Total Increase (Decrease) in Net Assets	(44,349)	(377,300)

Net Assets:

Beginning of period	1,578,584	1,955,884
End of period	$1,534,235	$1,578,584

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Real Return Portfolio	June 30, 2023	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 146.0%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%

Hilton Worldwide Finance LLC
6.939% due 06/22/2026		$77	$77

Total Loan Participations and Assignments (Cost $77)			77

CORPORATE BONDS & NOTES 0.7%

BANKING & FINANCE 0.7%

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		120	101

Lloyds Banking Group PLC
4.947% due 06/27/2025 •(d)(e)	EUR	600	599

Mitsubishi HC Capital, Inc.
3.960% due 09/19/2023		$400	398

UBS Group AG
4.177% (EUR003M + 1.000%) due 01/16/2026 ~	EUR	100	107
6.373% due 07/15/2026 •		$300	298
7.750% due 03/01/2029 •	EUR	100	121

UniCredit SpA
7.830% due 12/04/2023		$8,450	8,501

			10,125

INDUSTRIALS 0.0%

Toyota Tsusho Corp.
3.625% due 09/13/2023		200	199

VMware, Inc.
3.900% due 08/21/2027		190	180

			379

UTILITIES 0.0%

Eversource Energy
2.900% due 10/01/2024		100	97

Southern Co. Gas Capital Corp.
2.450% due 10/01/2023		100	99

			196

Total Corporate Bonds & Notes (Cost $10,822)			10,700

U.S. GOVERNMENT AGENCIES 7.3%

Fannie Mae
4.038% due 10/01/2035 •		12	12
4.082% due 05/25/2035 ~		70	71
4.944% due 07/01/2044 - 09/01/2044 •		10	9
5.288% due 08/25/2034 •		3	3
5.500% due 07/25/2037 - 05/25/2042 •		24	23
5.524% due 12/25/2036 •		11	10
5.590% due 05/25/2036 •		5	5

Fannie Mae, TBA
5.500% due 09/01/2053		17,500	17,414
6.500% due 08/01/2053		20,600	21,022

Freddie Mac
2.920% due 01/25/2026		100	96
4.126% due 12/01/2035 •		18	18
4.350% due 01/01/2034 •		12	12
4.401% due 07/15/2044 •		892	860
5.176% due 10/25/2044 - 02/25/2045 •		1,067	993
5.280% due 08/25/2031 •		14	14
5.543% due 01/15/2047 •		772	743
5.643% due 09/15/2042 •		1,389	1,349

Ginnie Mae
3.858% due 08/20/2068 •		1,745	1,700
5.966% due 10/20/2072 •		2,216	2,196
6.464% due 04/20/2067 •		1,391	1,384

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

U.S. Small Business Administration
6.020% due 08/01/2028	$89	$87

Uniform Mortgage-Backed Security, TBA
4.000% due 08/01/2053	42,700	40,110
4.500% due 08/01/2053	19,500	18,758
5.000% due 09/01/2053	5,200	5,099

Total U.S. Government Agencies (Cost $112,716)		111,988

U.S. TREASURY OBLIGATIONS 77.9%

U.S. Treasury Inflation Protected Securities (c)
0.125% due 10/15/2024	29,917	28,860
0.125% due 04/15/2025	10,230	9,733
0.125% due 10/15/2025 (g)(i)(k)	42,444	40,246
0.125% due 04/15/2026	19,320	18,120
0.125% due 07/15/2026 (g)	36,933	34,700
0.125% due 10/15/2026 (g)	41,524	38,828
0.125% due 04/15/2027	8,811	8,158
0.125% due 01/15/2030 (g)	40,612	36,445
0.125% due 07/15/2030 (g)	47,214	42,360
0.125% due 01/15/2031	15,116	13,441
0.125% due 07/15/2031	12,248	10,866
0.125% due 01/15/2032	11,601	10,219
0.125% due 02/15/2051	19,169	12,808
0.125% due 02/15/2052 (k)	6,539	4,344
0.250% due 01/15/2025	14,602	14,000
0.250% due 07/15/2029	8,512	7,776
0.250% due 02/15/2050	11,765	8,239
0.375% due 07/15/2025 (g)	42,772	40,938
0.375% due 01/15/2027 (i)(k)	8,415	7,898
0.375% due 07/15/2027	9,004	8,443
0.500% due 04/15/2024 (i)	48	47
0.500% due 01/15/2028 (g)	78,937	73,859
0.625% due 01/15/2024 (i)	12,092	11,888
0.625% due 01/15/2026	27,702	26,419
0.625% due 07/15/2032 (g)	81,342	74,808
0.625% due 02/15/2043 (k)	8,736	7,174
0.750% due 07/15/2028 (g)	40,115	38,027
0.750% due 02/15/2042 (g)	45,852	38,997
0.750% due 02/15/2045 (g)	57,258	47,371
0.875% due 01/15/2029 (g)	64,161	60,755
0.875% due 02/15/2047	26,777	22,491
1.000% due 02/15/2046	29,171	25,333
1.000% due 02/15/2048	6,677	5,750
1.125% due 01/15/2033 (g)(k)	5,933	5,688
1.375% due 02/15/2044 (g)	57,980	54,668
1.625% due 10/15/2027 (k)	22,737	22,409
1.750% due 01/15/2028 (g)	51,435	50,855
2.000% due 01/15/2026	26,863	26,510
2.125% due 02/15/2040	10,275	11,033
2.125% due 02/15/2041	9,074	9,745
2.375% due 01/15/2025 (g)	50,716	50,192
2.375% due 01/15/2027 (k)	466	469
2.500% due 01/15/2029	25,122	25,881
3.375% due 04/15/2032 (k)	2,574	2,929
3.625% due 04/15/2028 (g)	45,097	48,420
3.875% due 04/15/2029 (g)	51,836	57,290

Total U.S. Treasury Obligations (Cost $1,351,287)		1,195,430

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.5%

Adjustable Rate Mortgage Trust
4.189% due 05/25/2036 ^~	68	59

Alliance Bancorp Trust
5.630% due 07/25/2037 •	548	468

Angel Oak Mortgage Trust
1.469% due 06/25/2065 ~	120	111

Banc of America Funding Trust
4.416% due 01/20/2047 ^~	72	67
4.449% due 02/20/2036 ~	75	71

Banc of America Mortgage Trust
3.896% due 02/25/2036 ^~	75	68
4.596% due 06/25/2035 ~	13	11

Bear Stearns Adjustable Rate Mortgage Trust
4.033% due 01/25/2035 ~	65	60

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.042% due 03/25/2035 ~		$94	$86
4.222% due 07/25/2036 ^~		102	91
4.524% due 02/25/2036 ^~		21	19
5.230% due 10/25/2035 •		118	112

Bear Stearns ALT-A Trust
3.827% due 03/25/2036 ^~		187	143
4.202% due 09/25/2035 ^~		560	349

Chase Mortgage Finance Trust
4.725% due 02/25/2037 ~		8	7

ChaseFlex Trust
6.000% due 02/25/2037 ^		286	114

Chevy Chase Funding LLC Mortgage-Backed Certificates
5.430% due 01/25/2035 •		2	1

Citigroup Mortgage Loan Trust
3.974% due 09/25/2037 ^~		213	187
4.001% due 03/25/2037 ^~		924	800
5.500% due 08/25/2034		27	24
6.380% due 03/25/2036 ^•		121	111
6.430% due 09/25/2035 •		2	2
6.980% due 05/25/2035 •		2	2

Countrywide Alternative Loan Trust
4.976% due 12/25/2035 •		32	27
5.337% due 02/20/2047 ^•		210	164
5.510% due 05/25/2047 •		54	47
5.530% due 09/25/2046 ^•		1,226	1,147
5.710% due 12/25/2035 •		16	14
6.000% due 03/25/2037 ^		2,592	1,039
6.000% due 04/25/2037		254	217

Countrywide Home Loan Mortgage Pass-Through Trust
3.573% due 05/20/2036 ^~		44	41
3.851% due 10/20/2035 ~		644	607
5.500% due 08/25/2035 ^«		20	15
6.000% due 04/25/2036		244	132
6.000% due 03/25/2037 ^		803	406

Credit Suisse Mortgage Capital Certificates
5.428% due 10/26/2036 ~		99	84

Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.250% due 10/25/2036 ^«•		5	4

Eurosail PLC
5.940% due 06/13/2045 •	GBP	917	1,152

First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037 ^		$269	116
6.227% due 06/25/2034 ~		64	60

First Horizon Mortgage Pass-Through Trust
4.715% due 08/25/2035 ~		88	63

Ginnie Mae
6.166% due 05/20/2073		600	601

Great Hall Mortgages PLC
5.152% due 03/18/2039 •	GBP	24	31
5.172% due 06/18/2038 •		17	22

GreenPoint Mortgage Funding Trust
5.510% due 09/25/2046 •		$193	173
5.590% due 06/25/2045 •		94	88
5.690% due 11/25/2045 •		53	47

GSR Mortgage Loan Trust
3.967% due 12/25/2034 «~		68	60
4.070% due 09/25/2035 ~		55	52
4.366% due 01/25/2035 ~		30	28
4.660% due 07/25/2035 ~		54	50

HarborView Mortgage Loan Trust
5.347% due 09/19/2037 •		33	29
5.597% due 05/19/2035 •		26	23
5.717% due 02/19/2036 •		72	38
5.837% due 06/20/2035 •		38	35

IndyMac INDA Mortgage Loan Trust
4.257% due 11/25/2035 ^«~		23	22

IndyMac INDX Mortgage Loan Trust
3.916% due 12/25/2034 ~		39	37
5.710% due 07/25/2035 •		118	86
5.930% due 05/25/2034 «•		7	6

JP Morgan Mortgage Trust
3.655% due 07/27/2037 ~		219	198
4.076% due 08/25/2035 ^~		41	34
4.086% due 02/25/2035 «~		31	28

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	13

Schedule of Investments	PIMCO Real Return Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.116% due 09/25/2035 «~		$12	$10
4.186% due 07/25/2035 ~		93	88
4.356% due 08/25/2035 ~		51	47
4.367% due 07/25/2035 «~		18	17

MASTR Adjustable Rate Mortgages Trust
4.560% due 11/21/2034 ~		39	37

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
5.893% due 11/15/2031 •		26	25

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.633% due 12/15/2030 •		28	26

Merrill Lynch Mortgage Investors Trust
5.650% due 11/25/2035 •		25	24

Morgan Stanley Mortgage Loan Trust
6.115% due 06/25/2036 ~		98	97

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		3,548	3,277

Residential Accredit Loans, Inc. Trust
4.398% due 10/25/2037 ~		652	579
5.450% due 08/25/2035 •		37	28

Residential Asset Securitization Trust
5.500% due 05/25/2035 •		431	288
6.500% due 09/25/2036 ^		210	75

Residential Funding Mortgage Securities, Inc. Trust
6.000% due 06/25/2037 ^		124	94

Residential Mortgage Securities PLC
6.159% due 06/20/2070 •	GBP	1,604	2,043

Sequoia Mortgage Trust
5.557% due 07/20/2036 •		$194	166
5.846% due 10/19/2026 «•		8	7

Structured Adjustable Rate Mortgage Loan Trust
4.222% due 08/25/2035 ~		40	35
5.282% due 02/25/2034 ~		27	26
5.376% due 01/25/2035 ^•		47	39

Structured Asset Mortgage Investments Trust
5.530% due 06/25/2036 •		14	14
5.570% due 04/25/2036 •		73	64
5.646% due 07/19/2035 •		225	206
5.806% due 10/19/2034 •		19	17

Thornburg Mortgage Securities Trust
5.770% due 06/25/2044 •		1,861	1,696

Towd Point Mortgage Funding
5.531% due 10/20/2051	GBP	2,574	3,273

Wachovia Mortgage Loan Trust
1.560% due 01/25/2037 •		$1,110	427

WaMu Mortgage Pass-Through Certificates Trust
3.765% due 12/25/2035 ~		45	41
3.852% due 08/25/2035 «~		9	8
4.008% due 12/25/2046 •		29	26
4.706% due 01/25/2047 •		196	183
4.746% due 05/25/2047 •		153	124
4.976% due 02/25/2046 •		45	40
5.024% due 07/25/2046 •		291	245
5.176% due 11/25/2042 •		4	4
5.476% due 11/25/2046 •		40	35

Total Non-Agency Mortgage-Backed Securities (Cost $26,422)			23,417

ASSET-BACKED SECURITIES 9.6%

522 Funding CLO Ltd.
6.290% due 10/20/2031 •		1,200	1,184

ACAS CLO Ltd.
6.152% due 10/18/2028 •		1,258	1,250

ACE Securities Corp. Home Equity Loan Trust
5.550% due 03/25/2037 •		341	149

ALME Loan Funding Designated Activity Co.
3.927% due 04/15/2032 •	EUR	698	751

American Money Management Corp. CLO Ltd.
6.285% due 04/25/2031 •		$700	694
6.287% due 11/10/2030 •		735	730

Anchorage Capital CLO Ltd.
6.310% due 07/15/2030 •		1,157	1,150
6.413% due 07/22/2032 •		1,100	1,085

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Apidos CLO
6.162% due 07/18/2029 •		$2,371	$2,353
6.190% due 07/17/2030 •		1,088	1,079

Arbor Realty Commercial Real Estate Notes Ltd.
6.517% due 01/15/2037 •		4,700	4,622

Ares CLO Ltd.
6.130% due 01/15/2029 •		193	192
6.310% due 01/15/2032 •		700	693

Ares European CLO DAC
3.787% due 04/15/2030 •	EUR	1,180	1,263
3.957% due 10/15/2031 •		300	322

Argent Mortgage Loan Trust
5.630% due 05/25/2035 •		$451	407

Argent Securities Trust
5.470% due 05/25/2036 •		113	28

Atlas Senior Loan Fund Ltd.
6.350% due 01/15/2031 •		461	455
6.410% due 01/16/2030 •		900	896

Barings CLO Ltd.
6.320% due 01/20/2032 •		2,100	2,074

Bastille Euro CLO DAC
4.327% due 01/15/2034 •	EUR	500	532

BDS Ltd.
6.876% due 03/19/2039 •		$1,600	1,583

Benefit Street Partners CLO Ltd.
6.210% due 10/15/2030 •		755	749

Birch Grove CLO Ltd.
6.682% due 06/15/2031 •		800	793

Black Diamond CLO DAC
4.303% due 05/15/2032 •	EUR	400	427

Blackrock European CLO DAC
4.426% due 12/15/2032 •		700	744

BlueMountain Fuji EUR CLO DAC
3.897% due 01/15/2031 •		298	319

Cairn CLO DAC
3.957% due 10/15/2031 •		300	321

Capital Four U. S. CLO Ltd.
7.188% due 10/20/2030 •		$955	958

Carlyle Euro CLO DAC
3.953% due 08/15/2030 •	EUR	543	580

Carlyle Global Market Strategies CLO Ltd.
6.271% due 08/14/2030 •		$1,638	1,627
6.353% due 04/22/2032 •		300	297

Carlyle Global Market Strategies Euro CLO DAC
4.073% due 11/15/2031 •	EUR	700	749

Carlyle U.S. CLO Ltd.
6.250% due 04/20/2031 •		$2,500	2,469
6.440% due 01/15/2030 •		494	490

Carrington Mortgage Loan Trust
6.500% due 07/20/2030 •		559	557

Catamaran CLO Ltd.
6.373% due 04/22/2030 •		1,323	1,315

Cedar Funding CLO Ltd.
6.360% due 07/17/2031 •		600	595

CIFC European Funding CLO DAC
4.227% due 01/15/2034 •	EUR	1,000	1,070

CIFC Funding Ltd.
6.223% due 10/24/2030 •		$2,761	2,742
6.262% due 04/18/2031 •		500	496
6.271% due 04/23/2029 •		400	397

CIT Mortgage Loan Trust
6.500% due 10/25/2037 •		44	44
6.650% due 10/25/2037 •		3,400	3,310

Citigroup Mortgage Loan Trust
5.230% due 01/25/2037 •		81	59

Contego CLO DAC
3.851% due 01/23/2030 •	EUR	798	853

Countrywide Asset-Backed Certificates Trust
5.340% due 11/25/2037 •		$2,483	2,282
5.650% due 03/25/2037 •		1,133	1,068
5.890% due 08/25/2047 •		120	114

CQS U.S. CLO Ltd.
7.698% due 07/20/2031 •		1,937	1,950

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit-Based Asset Servicing & Securitization LLC
3.485% due 06/25/2035 •		$386	$366
5.370% due 07/25/2037 •		649	429

Credit-Based Asset Servicing & Securitization Trust
5.270% due 11/25/2036 •		49	23

Crestline Denali CLO Ltd.
6.280% due 04/20/2030 •		586	581
6.413% due 10/23/2031 •		498	492

Dryden CLO Ltd.
6.232% due 04/18/2031 •		600	594
6.310% due 07/15/2031 •		1,700	1,687

Dryden Euro CLO DAC
4.057% due 04/15/2034 •	EUR	2,194	2,323
4.183% due 05/15/2034 •		300	320

Ellington Loan Acquisition Trust
6.250% due 05/25/2037 •		$290	278

Fidelity Grand Harbour CLO DAC
4.726% due 03/15/2032 •	EUR	700	751

First Franklin Mortgage Loan Trust
5.855% due 11/25/2036 •		$2,045	1,952

Fremont Home Loan Trust
5.285% due 10/25/2036 •		653	575

Gallatin CLO Ltd.
6.350% due 07/15/2031 •		500	490

GoldenTree Loan Management U.S. CLO Ltd.
6.160% due 11/20/2030 •		500	497

GSAA Home Equity Trust
6.720% due 03/25/2046 þ		240	138

GSAMP Trust
5.220% due 12/25/2036 •		63	31
5.885% due 09/25/2035 ^•		31	30
6.125% due 03/25/2035 ^•		35	31

Halseypoint CLO Ltd.
6.749% due 11/30/2032 •		600	595

Harvest CLO DAC
3.907% due 10/15/2030 •	EUR	851	915
3.937% due 07/15/2031 •		1,400	1,491

Home Equity Asset Trust
3.883% due 02/25/2036 •		$1,491	1,433

HSI Asset Securitization Corp. Trust
5.250% due 10/25/2036 •		4	2

IndyMac INDB Mortgage Loan Trust
5.290% due 07/25/2036 •		547	171

JP Morgan Mortgage Acquisition Trust
5.360% due 10/25/2036 •		24	23

Jubilee CLO DAC
4.326% due 12/15/2029 •	EUR	844	910

KKR CLO Ltd.
6.210% due 07/15/2030 •		$883	876

Laurelin DAC
3.920% due 10/20/2031	EUR	500	536

LCM LP
6.135% due 07/19/2027 •		$2,335	2,323
6.250% due 07/20/2030 •		250	249

LCM Ltd.
6.148% due 07/20/2030 •		860	855

Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ^~		860	618

Lehman XS Trust
4.284% due 06/25/2036 þ		489	459
5.470% due 05/25/2036 •		630	543
7.450% due 12/25/2037 •		1,717	1,740

LoanCore Issuer Ltd.
6.616% due 01/17/2037 •		1,800	1,771

Long Beach Mortgage Loan Trust
5.390% due 08/25/2036 •		954	393

Madison Park Funding Ltd.
6.010% due 04/15/2029 •		475	470
6.103% due 04/22/2027 •		1,582	1,574

Magnetite Ltd.
6.201% due 11/15/2028 •		1,355	1,347
6.240% due 04/15/2031 •		393	390

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Man GLG Euro CLO DAC
4.023% due 05/15/2031 •	EUR	799	$856
4.047% due 01/15/2030 •		352	379

Marathon Static CLO Ltd.
7.268% due 07/20/2030 •		$1,214	1,216

MASTR Asset-Backed Securities Trust
5.650% due 10/25/2035 ^•		48	45

Merrill Lynch Mortgage Investors Trust
5.310% due 09/25/2037 •		13	3
5.390% due 02/25/2037 •		250	75

MF1 LLC
7.226% due 06/19/2037 •		1,600	1,596

MF1 Ltd.
6.316% due 07/16/2036 •		500	488

MidOcean Credit CLO
6.329% due 01/29/2030 •		524	522
6.429% due 02/20/2031 •		992	983

Morgan Stanley ABS Capital, Inc. Trust
5.370% due 10/25/2036 •		1,606	699

Morgan Stanley IXIS Real Estate Capital Trust
5.200% due 11/25/2036 •		8	3

New Century Home Equity Loan Trust
5.310% due 08/25/2036 •		1,216	1,162
5.915% due 02/25/2035 •		75	68

NovaStar Mortgage Funding Trust
5.855% due 01/25/2036 •		516	510

Oak Hill European Credit Partners DAC
3.940% due 10/20/2031	EUR	1,700	1,807

Oaktree CLO Ltd.
6.383% due 04/22/2030 •		$600	591

OCP Euro CLO DAC
3.997% due 01/15/2032 •	EUR	790	851

Octagon Investment Partners Ltd.
6.220% due 04/16/2031 •		$1,200	1,188
6.321% due 02/14/2031 •		800	791

OSD CLO Ltd.
6.130% due 04/17/2031 •		2,051	2,028

OZLM Ltd.
6.240% due 10/17/2029 •		721	717
6.350% due 10/20/2031 •		300	296
6.410% due 07/20/2032 •		600	588
6.549% due 10/30/2030 •		315	314

Palmer Square CLO Ltd.
6.360% due 07/16/2031 •		800	793

Palmer Square European Loan Funding
5.025% due 04/12/2032 •	EUR	4,488	4,923

Palmer Square European Loan Funding DAC
4.227% due 10/15/2031 •		1,223	1,315

Palmer Square Loan Funding Ltd.
6.050% due 07/20/2029 •		$1,626	1,607
6.060% due 10/15/2029 •		2,415	2,389

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.885% due 09/25/2035 •		425	409
6.200% due 10/25/2034 •		2,171	2,124

Rad CLO Ltd.
6.393% due 07/24/2032 •		4,200	4,143

Regatta Funding Ltd.
6.510% due 10/17/2030 •		722	719

Renaissance Home Equity Loan Trust
5.910% due 12/25/2032 «•		47	42

Residential Asset Securities Corp. Trust
5.430% due 09/25/2036 •		1,102	1,072
5.610% due 06/25/2036 •		1,990	1,908

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Romark CLO Ltd.
6.303% due 10/23/2030 •		$794	$785

Saranac CLO Ltd.
6.609% due 11/20/2029 •		277	276
6.684% due 08/13/2031 •		1,400	1,383

Saxon Asset Securities Trust
5.460% due 09/25/2037 •		424	400

Securitized Asset-Backed Receivables LLC Trust
5.270% due 12/25/2036 ^•		263	62
5.450% due 07/25/2036 •		189	78
5.470% due 07/25/2036 •		2,680	941

Segovia European CLO DAC
4.080% due 07/20/2032 •	EUR	600	638

SLM Student Loan Trust
5.805% due 10/25/2064 •		$1,803	1,765

Sound Point CLO Ltd.
6.173% due 01/23/2029 •		223	223
6.230% due 10/20/2030 •		481	476
6.263% due 01/23/2029 •		397	397
6.412% due 04/18/2031 •		400	393
6.460% due 07/20/2032 •		1,200	1,178

Soundview Home Loan Trust
5.270% due 11/25/2036 •		38	11
5.330% due 07/25/2037 •		729	621
5.350% due 06/25/2037 •		1,392	951

St Paul’s CLO DAC
4.091% due 04/25/2030 •	EUR	597	642

Stratus CLO Ltd.
6.150% due 12/28/2029 •		$411	407
6.200% due 12/29/2029 •		800	794

Structured Asset Securities Corp. Mortgage Loan Trust
6.670% due 04/25/2035 •		57	56

TCW CLO Ltd.
6.225% due 04/25/2031 •		1,100	1,089

THL Credit Wind River CLO Ltd.
6.340% due 04/15/2031 •		1,600	1,580

Toro European CLO DAC
3.917% due 10/15/2030 •	EUR	1,287	1,377

TPG Real Estate Finance Issuer Ltd.
6.717% due 02/15/2039 •		$1,500	1,459

Tralee CLO Ltd.
6.575% due 04/25/2034 •		1,400	1,366

Venture CLO Ltd.
6.140% due 04/15/2027 •		485	484
6.150% due 10/20/2028 •		513	511
6.240% due 07/20/2030 •		283	279
6.493% due 08/28/2029 •		899	894

Vibrant CLO Ltd.
6.290% due 09/15/2030 •		418	413
6.370% due 07/20/2032 •		1,200	1,169

Voya CLO Ltd.
6.162% due 01/18/2029 •		1,152	1,147
6.210% due 04/17/2030 •		248	246
6.320% due 04/15/2031 •		500	496

Wellfleet CLO Ltd.
6.140% due 07/20/2029 •		321	317

Total Asset-Backed Securities (Cost $148,994)			146,663

SOVEREIGN ISSUES 8.0%

Canada Government Real Return Bond
4.250% due 12/01/2026 (c)	CAD	6,697	5,447

France Government International Bond
0.100% due 03/01/2026 (c)	EUR	14,717	15,739

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.100% due 07/25/2031 (c)	EUR	2,457	$2,606
0.100% due 07/25/2038 (c)		5,513	5,604
0.250% due 07/25/2024 (c)		8,839	9,556

Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (c)		5,930	5,920
1.400% due 05/26/2025 (c)		43,915	47,450

Japan Government International Bond
0.005% due 03/10/2031 (c)	JPY	296,136	2,201
0.100% due 03/10/2028 (c)		1,519,479	11,099
0.100% due 03/10/2029 (c)		1,906,536	13,986

New Zealand Government International Bond
2.000% due 09/20/2025 (c)	NZD	4,770	3,739

Total Sovereign Issues (Cost $135,261)			123,347

		SHARES
PREFERRED SECURITIES 0.1%

FINANCIALS 0.1%

Bank of America Corp.
5.875% due 03/15/2028 •(d)		1,220,000	1,116

Total Preferred Securities (Cost $1,220)			1,116

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 40.9%

COMMERCIAL PAPER 0.3%

AT&T, Inc.
5.700% due 03/19/2024		$4,000	3,829

REPURCHASE AGREEMENTS (f) 40.6%
			622,934

U.S. TREASURY BILLS 0.0%
5.267% due 09/14/2023 (a)(b)(k)		539	533

Total Short-Term Instruments (Cost $627,303)			627,296

Total Investments in Securities (Cost $2,414,102)			2,240,034

		SHARES
INVESTMENTS IN AFFILIATES 1.9%

SHORT-TERM INSTRUMENTS 1.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.9%

PIMCO Short-Term Floating NAV Portfolio III		2,987,225	29,045

Total Short-Term Instruments (Cost $29,042)			29,045

Total Investments in Affiliates (Cost $29,042)			29,045

Total Investments 147.9% (Cost $2,443,144)			$2,269,079

Financial Derivative Instruments (h)(j) (0.7)% (Cost or Premiums, net $(862))			(10,681)

Other Assets and Liabilities, net (47.2)%			(724,163)

Net Assets 100.0%			$1,534,235

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	15

Schedule of Investments	PIMCO Real Return Portfolio	(Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	5.080%	07/03/2023	07/05/2023	$622,800	U.S. Treasury Notes 0.250% - 2.875% due 06/15/2025 - 07/31/2025	$(634,950)	$622,800	$622,800
FICC	2.400	06/30/2023	07/03/2023	134	U.S. Treasury Notes 0.250% due 06/30/2025	(137)	134	134

Total Repurchase Agreements						$(635,087)	$622,934	$622,934

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BPG	5.240%	07/03/2023	07/05/2023	$(794,224)	$(794,224)
TDM	5.180	06/14/2023	07/05/2023	(19,114)	(19,166)

Total Sale-Buyback Transactions					$(813,390)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BPS	$622,800	$0	$0	$622,800	$(634,950)	$(12,150)
FICC	134	0	0	134	(137)	(3)

Master Securities Forward Transaction Agreement
BPG	0	0	(794,224)	(794,224)	786,411	(7,813)
TDM	0	0	(19,166)	(19,166)	19,021	(145)

Total Borrowings and Other Financing Transactions	$622,934	$0	$ (813,390)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Sale-Buyback Transactions
U.S. Treasury Obligations	$0	$(813,390)	$0	$0	$(813,390)

Total Borrowings	$0	$(813,390)	$0	$0	$(813,390)

Payable for sale-buyback financing transactions					$(813,390)

(g)	Securities with an aggregate market value of $805,432 have been pledged as collateral under the terms of the above master agreements as of June 30, 2023.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(36,444) at a weighted average interest rate of 4.605%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(237) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August 2023 Futures	$113.000	07/21/2023	236	$236	$(167)	$(263)

Total Written Options					$(167)	$(263)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund September Futures	09/2023	4	$584	$(6)	$1	$(4)
U.S. Treasury 5-Year Note September Futures	09/2023	565	60,508	(1,148)	0	0
U.S. Treasury Ultra 10-Year Note September Futures	09/2023	473	56,021	(723)	140	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2023	5	681	6	6	0

				$(1,871)	$147	$(4)

SHORT FUTURES CONTRACTS
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 10-Year Bond September Futures	09/2023	2	$(155)	$1	$2	$0
Euro-Bobl September Futures	09/2023	119	(15,025)	197	65	0
Euro-BTP Italy Government Bond September Futures	09/2023	230	(26,265)	244	63	0
Euro-BTP September Futures	09/2023	77	(9,756)	(79)	78	(2)
Euro-Buxl 30-Year Bond September Futures	09/2023	14	(2,133)	(31)	24	(12)
Euro-Oat September Futures	09/2023	100	(14,011)	77	107	(8)
Euro-Schatz September Futures	09/2023	3,040	(347,814)	2,823	580	0
Gold 100 oz. August Futures	08/2023	20	(3,859)	(25)	0	(23)
Japan Government 10-Year Bond September Futures	09/2023	52	(53,533)	(192)	40	(22)
U.S. Treasury 2-Year Note September Futures	09/2023	468	(95,165)	786	15	0
U.S. Treasury 10-Year Note September Futures	09/2023	1,273	(142,914)	2,477	0	(179)
U.S. Treasury Long-Term Bond September Futures	09/2023	637	(80,839)	58	4	(431)

				$6,336	$978	$(677)

Total Futures Contracts				$4,465	$1,125	$(681)

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	17

Schedule of Investments	PIMCO Real Return Portfolio	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
General Electric Co.	1.000%	Quarterly	12/20/2023	0.276%	$	800	$(45)	$48	$3	$0	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300%	Semi-Annual	09/20/2027	JPY	400,000	$(7)	$0	$(7)	$1	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028		118,480	(2)	1	(1)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		3,581,000	71	(150)	(79)	22	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	$	50,800	(209)	304	95	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.840	Semi-Annual	11/15/2028		13,300	(2)	1,274	1,272	0	(7)
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.840	Semi-Annual	11/21/2028		7,200	(2)	687	685	0	(4)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		49,900	(386)	(897)	(1,283)	141	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.975	Semi-Annual	11/15/2053		2,800	1	(747)	(746)	25	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.888	Semi-Annual	11/21/2053		1,500	1	(424)	(423)	13	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		22,300	462	487	949	0	(232)
Pay	3-Month EUR-EURIBOR	0.526	Annual	11/21/2023	EUR	58,000	0	(1,490)	(1,490)	0	(19)
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024		200	(1)	(9)	(10)	0	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		2,600	(13)	(273)	(286)	0	(10)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		6,000	(33)	(638)	(671)	0	(22)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		2,900	(22)	(302)	(324)	0	(11)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		5,700	(21)	(535)	(556)	0	(21)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		2,500	(9)	(235)	(244)	0	(9)
Pay	6-Month EUR-EURIBOR	2.879	Annual	08/15/2032		18,600	0	(230)	(230)	0	(109)
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033		60,300	69	29	98	0	(383)
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		5,400	334	2,478	2,812	26	0
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		5,600	3	2,907	2,910	27	0
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		9,900	616	4,522	5,138	48	0
Receive(5)	6-Month EUR-EURIBOR	2.500	Annual	09/20/2053		5,900	92	(75)	17	42	0
Pay	CPTFEMU	3.520	Maturity	09/15/2024		2,400	(6)	(26)	(32)	1	0
Receive	CPTFEMU	3.000	Maturity	05/15/2027		1,900	1	68	69	0	(2)
Receive	CPTFEMU	3.130	Maturity	05/15/2027		1,200	0	35	35	0	(1)
Receive	CPTFEMU	2.260	Maturity	03/15/2028		1,300	0	27	27	0	(1)
Receive	CPTFEMU	2.503	Maturity	03/15/2028		800	0	6	6	0	(1)
Receive	CPTFEMU	2.359	Maturity	08/15/2030		2,500	0	126	126	0	(2)
Pay	CPTFEMU	1.380	Maturity	03/15/2031		19,800	(142)	(4,413)	(4,555)	44	0
Receive	CPTFEMU	2.600	Maturity	05/15/2032		5,300	27	248	275	0	(4)
Receive	CPTFEMU	2.570	Maturity	06/15/2032		2,200	0	85	85	0	(2)
Receive	CPTFEMU	2.720	Maturity	06/15/2032		5,200	(30)	147	117	0	(5)
Receive	CPTFEMU	2.470	Maturity	07/15/2032		2,800	0	136	136	0	(3)
Pay	CPTFEMU	2.488	Maturity	05/15/2037		3,740	4	(285)	(281)	1	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		800	1	(107)	(106)	0	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		1,300	(34)	(133)	(167)	1	0
Pay	CPTFEMU	2.550	Maturity	04/15/2052		200	0	(26)	(26)	0	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052		550	0	(91)	(91)	0	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052		2,000	0	(114)	(114)	0	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053		1,800	12	(24)	(12)	0	(2)
Receive	CPURNSA	2.314	Maturity	02/26/2026	$	2,700	0	266	266	2	0
Receive	CPURNSA	2.419	Maturity	03/05/2026		10,200	0	954	954	10	0
Receive	CPURNSA	2.768	Maturity	05/13/2026		7,700	0	562	562	9	0
Receive	CPURNSA	2.813	Maturity	05/14/2026		3,300	0	233	233	4	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		5,980	0	449	449	8	0
Receive	CPURNSA	2.690	Maturity	06/01/2026		400	0	30	30	1	0
Receive	CPURNSA	1.798	Maturity	08/25/2027		7,000	0	1,010	1,010	4	0
Receive	CPURNSA	1.890	Maturity	08/27/2027		7,100	0	979	979	4	0
Pay	CPURNSA	2.379	Maturity	07/09/2028		3,700	(2)	(312)	(314)	0	(2)
Receive	CPURNSA	2.573	Maturity	08/26/2028		800	0	49	49	0	0
Receive	CPURNSA	2.645	Maturity	09/10/2028		1,900	0	103	103	1	0
Pay	CPURNSA	2.165	Maturity	04/16/2029		18,000	0	(2,052)	(2,052)	0	(16)
Pay	CPURNSA	1.954	Maturity	06/03/2029		6,450	0	(857)	(857)	0	(8)
Pay	CPURNSA	1.998	Maturity	07/25/2029		20,100	0	(2,546)	(2,546)	0	(14)
Pay	CPURNSA	1.760	Maturity	11/04/2029		12,300	(11)	(1,855)	(1,866)	0	(8)
Receive	CPURNSA	2.311	Maturity	02/24/2031		21,800	0	2,353	2,353	10	0

							$762	$1,709	$2,471	$446	$(898)

Total Swap Agreements							$717	$1,757	$2,474	$446	$(898)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(6)			Market Value	Variation Margin Liability(6)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$1,142	$446	$1,588	$(263)	$(689)	$(898)	$(1,850)

(i)

Securities with an aggregate market value of $12,767 and cash of $7,164 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin asset of $17 and liability of $(8) for closed futures is outstanding at period end.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2023	AUD	372		$243	$0	$(4)
	07/2023		$36	AUD	54	0	0
	08/2023	AUD	54		$36	0	0

BOA	07/2023		2,366		1,545	0	(31)
	07/2023	CAD	7,367		5,414	0	(147)
	07/2023	MXN	43,921		2,386	0	(174)
	07/2023	NZD	2,961		1,796	0	(21)

BPS	07/2023	AUD	440		287	0	(6)
	07/2023	EUR	2,342		2,553	0	(3)
	07/2023	JPY	2,979,661		21,446	797	0
	07/2023	NZD	872		537	2	0
	07/2023		$119,028	EUR	108,632	0	(489)
	08/2023	EUR	108,632		$119,195	494	0
	08/2023		$1,979	NZD	3,254	18	0

CBK	07/2023		9,081	AUD	13,574	0	(38)
	07/2023		2,006	EUR	1,844	9	(3)
	08/2023	AUD	45		$30	0	0

JPM	07/2023		2,273		1,486	0	(28)
	07/2023		$7,095	JPY	1,014,712	0	(63)
	07/2023		3,004	MXN	52,829	77	0
	08/2023	JPY	1,010,400		$7,095	64	0

MBC	07/2023	AUD	1,186		791	1	0
	07/2023	GBP	5,349		6,621	0	(172)
	07/2023		$910	EUR	847	14	0
	07/2023		1,447	NZD	2,344	0	(9)

MYI	07/2023	NZD	197		$119	0	(2)
	07/2023		$963	EUR	900	20	0

RBC	08/2023		14	MXN	252	0	0

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	19

Schedule of Investments	PIMCO Real Return Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

SCX	07/2023	AUD	3,208		$2,097	$0	$(41)
	07/2023	NZD	7,711		4,682	0	(50)
	07/2023		$53	AUD	79	0	0
	08/2023	AUD	79		$53	0	0

SOG	07/2023		2,455		1,606	0	(29)
	07/2023	EUR	109,881		118,203	0	(1,699)

TOR	07/2023	AUD	1,299		850	0	(16)
	07/2023		$64	AUD	98	1	0
	07/2023		5,568	CAD	7,368	2	(9)
	07/2023		6,797	GBP	5,349	0	(4)
	07/2023		13,645	JPY	1,964,813	0	(28)
	07/2023		5,722	NZD	9,396	44	0
	08/2023	AUD	98		$65	0	(1)
	08/2023	CAD	7,365		5,568	9	(2)
	08/2023	GBP	5,349		6,798	4	0
	08/2023	JPY	1,956,480		13,645	28	0
	08/2023	NZD	9,396		5,722	0	(44)

UAG	07/2023	AUD	297		195	0	(3)
	07/2023		$31	AUD	47	0	0
	08/2023	AUD	47		$31	0	0

Total Forward Foreign Currency Contracts						$1,584	$(3,116)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.237%	11/17/2023	5,300	$329	$1,163

NGF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	11/13/2023	10,900	685	2,300

Total Purchased Options							$1,014	$3,463

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	8,600	$(391)	$(483)

JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	31,900	(232)	0

						$(623)	$(483)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750%	09/12/2023	37,800	$(107)	$(44)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.340	11/17/2023	26,200	(330)	(1,932)
FAR	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.420	09/21/2023	90,400	(514)	(386)

JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	09/12/2023	52,700	(148)	(61)
NGF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	11/13/2023	53,300	(704)	(4,041)

							$(1,803)	$(6,464)

Total Written Options							$(2,426)	$(6,947)

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
MYC	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.370%	Maturity	07/06/2023	$195,000	$0	$(1,577)	$0	$(1,577)
	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.240%	Maturity	07/24/2023	220,000	0	(3,826)	0	(3,826)

Total Swap Agreements								$0	$(5,403)	$0	$(5,403)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(3)
AZD	$0	$0	$0	$0	$(4)	$0	$0	$(4)	$(4)	$0	$(4)
BOA	0	0	0	0	(373)	0	0	(373)	(373)	288	(85)
BPS	1,311	0	0	1,311	(498)	(44)	0	(542)	769	(620)	149
CBK	9	0	0	9	(41)	0	0	(41)	(32)	0	(32)
DUB	0	1,163	0	1,163	0	(1,932)	0	(1,932)	(769)	759	(10)
FAR	0	0	0	0	0	(386)	0	(386)	(386)	533	147
GLM	0	0	0	0	0	(483)	0	(483)	(483)	315	(168)
JPM	141	0	0	141	(91)	(61)	0	(152)	(11)	0	(11)
MBC	15	0	0	15	(181)	0	0	(181)	(166)	0	(166)
MYC	0	0	0	0	0	0	(5,403)	(5,403)	(5,403)	6,523	1,120
MYI	20	0	0	20	(2)	0	0	(2)	18	(10)	8
NGF	0	2,300	0	2,300	0	(4,041)	0	(4,041)	(1,741)	1,726	(15)
SCX	0	0	0	0	(91)	0	0	(91)	(91)	0	(91)
SOG	0	0	0	0	(1,728)	0	0	(1,728)	(1,728)	1,334	(394)
TOR	88	0	0	88	(104)	0	0	(104)	(16)	0	(16)
UAG	0	0	0	0	(3)	0	0	(3)	(3)	0	(3)

Total Over the Counter	$1,584	$3,463	$0	$5,047	$(3,116)	$(6,947)	$(5,403)	$(15,466)

(k)

Securities with an aggregate market value of $11,479 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	21

Schedule of Investments	PIMCO Real Return Portfolio	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,142	$1,142
Swap Agreements	0	0	0	0	446	446

	$0	$0	$0	$0	$1,588	$1,588

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,584	$0	$1,584
Purchased Options	0	0	0	0	3,463	3,463

	$0	$0	$0	$1,584	$3,463	$5,047

	$0	$0	$0	$1,584	$5,051	$6,635

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$263	$263
Futures	22	0	0	0	667	689
Swap Agreements	0	0	0	0	898	898

	$22	$0	$0	$0	$1,828	$1,850

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,116	$0	$3,116
Written Options	0	0	0	0	6,947	6,947
Swap Agreements	0	0	0	0	5,403	5,403

	$0	$0	$0	$3,116	$12,350	$15,466

	$22	$0	$0	$3,116	$14,178	$17,316

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended June 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$76	$76
Futures	(470)	0	0	0	(6,804)	(7,274)
Swap Agreements	0	4	0	0	(17,305)	(17,301)

	$(470)	$4	$0	$0	$(24,033)	$(24,499)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,132)	$0	$(2,132)
Purchased Options	0	0	0	0	(1,997)	(1,997)
Written Options	0	4	0	0	2,171	2,175
Swap Agreements	0	0	0	0	(3,733)	(3,733)

	$0	$4	$0	$(2,132)	$(3,559)	$(5,687)

	$(470)	$8	$0	$(2,132)	$(27,592)	$(30,186)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(96)	$(96)
Futures	273	0	0	0	2,979	3,252
Swap Agreements	0	(1)	0	0	17,687	17,686

	$273	$(1)	$0	$0	$20,570	$20,842

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,675	$0	$2,675
Purchased Options	0	0	0	0	1,869	1,869
Written Options	0	(3)	0	0	(2,299)	(2,302)
Swap Agreements	0	0	0	0	80	80

	$0	$(3)	$0	$2,675	$(350)	$2,322

	$273	$(4)	$0	$2,675	$20,220	$23,164

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Investments in Securities, at Value
Loan Participations and Assignments	$0	$77	$0	$77
Corporate Bonds & Notes
Banking & Finance	0	10,125	0	10,125
Industrials	0	379	0	379
Utilities	0	196	0	196
U.S. Government Agencies	0	111,988	0	111,988
U.S. Treasury Obligations	0	1,195,430	0	1,195,430
Non-Agency Mortgage-Backed Securities	0	23,240	177	23,417
Asset-Backed Securities	0	146,621	42	146,663
Sovereign Issues	0	123,347	0	123,347
Preferred Securities
Financials	0	1,116	0	1,116
Short-Term Instruments
Commercial Paper	0	3,829	0	3,829
Repurchase Agreements	0	622,934	0	622,934
U.S. Treasury Bills	0	533	0	533

	$0	$2,239,815	$219	$2,240,034

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$29,045	$0	$0	$29,045

Total Investments	$29,045	$2,239,815	$219	$2,269,079

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$960	$611	$0	$1,571
Over the counter	0	5,047	0	5,047

	$960	$5,658	$0	$6,618

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(71)	(1,771)	0	(1,842)
Over the counter	0	(15,466)	0	(15,466)

	$(71)	$(17,237)	$0	$(17,308)

Total Financial Derivative Instruments	$889	$(11,579)	$0	$(10,690)

Totals	$29,934	$2,228,236	$219	$2,258,389

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	23

Notes to Financial Statements

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO Real Return Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Foreign Currency Translation  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

24	PIMCO VARIABLE INSURANCE TRUST

June 30, 2023	(Unaudited)

(c) Multi-Class Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the

Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain Portfolios, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates  In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. In December 2022, FASB issued ASU 2022-06, which includes amendments to extend the duration of the LIBOR transition relief to December 31, 2024, after which entities will no longer be permitted to apply the reference rate reform relief. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Portfolio’s investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Portfolio’s financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in

SEMIANNUAL REPORT	|	JUNE 30, 2023	25

Notes to Financial Statements	(Cont.)

measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will change the disclosures provided to shareholders. The rule is effective as of January 24, 2023, but the SEC is providing an 18-month compliance period after the effective date other than for rule amendments addressing fee and expense information in advertisements that might be materially misleading. At this time, management is evaluating the implications of these changes on the financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business days after the trade date (T+1). The effective date was May 5, 2023, and the compliance date for the amendments is May 28, 2024. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The NAV of the Portfolio’s shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures

26	PIMCO VARIABLE INSURANCE TRUST

June 30, 2023	(Unaudited)

are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

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Notes to Financial Statements	(Cont.)

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations,

sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these

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factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended June 30, 2023 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$944	$357,386	$(329,300)	$13	$2	$29,045	$586	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Delayed-Delivery Transactions  involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or

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Notes to Financial Statements	(Cont.)

renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Portfolio. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Portfolio may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolio may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

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Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Perpetual Bonds  are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases,

guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that requires the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA

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Notes to Financial Statements	(Cont.)

counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop.’ A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(c) Interfund Lending  In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2023, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of

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operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

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Notes to Financial Statements	(Cont.)

Inflation-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate  Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(d) Swap Agreements  are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and

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by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty. To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain the Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include:

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Notes to Financial Statements	(Cont.)

(i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or ‘‘cap,’’ (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or ‘‘floor,’’ (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate Risk  is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons

(e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower- yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, major litigation, investigations or other controversies, changes in financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative

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may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. The primary credit risk on derivatives that are exchange- traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Inflation-Indexed Security Risk  is the risk that inflation-indexed debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Portfolio will not receive the principal until maturity.

Short Exposure Risk  is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

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Notes to Financial Statements	(Cont.)

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruption Risk  The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets  Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk  An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk  As the use of technology has become more prevalent in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is

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intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward

Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. Portability of exposure reduces risk to the Portfolio. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

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Notes to Financial Statements	(Cont.)

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Administrative Class	Advisor Class
0.25%	0.25%	0.25%	0.25%

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to

0.25% of its average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through May 1, 2024, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of June 30, 2023, the amount was $1,211.

40	PIMCO VARIABLE INSURANCE TRUST

June 30, 2023	(Unaudited)

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed as set forth above (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The total recoverable amounts to PIMCO as of June 30, 2023, were as follows (amounts in thousands†):

Expiring Within
12 months	13-24 months	25-36 months	Total
$0	$0	$1	$1

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the

Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2023, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$920,913	$948,228	$506	$42,365

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	|	JUNE 30, 2023	41

Notes to Financial Statements	(Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2023 (Unaudited)		Year Ended 12/31/2022

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	722	$8,433	3,023	$39,057

Administrative Class	5,140	59,878	14,429	184,777

Advisor Class	1,093	12,718	3,623	45,340
Issued as reinvestment of distributions

Institutional Class	282	3,287	1,218	15,363

Administrative Class	1,387	16,169	6,499	82,118

Advisor Class	453	5,277	1,979	24,977
Cost of shares redeemed

Institutional Class	(1,603)	(18,655)	(3,462)	(44,394)

Administrative Class	(9,596)	(111,787)	(25,655)	(322,557)

Advisor Class	(1,824)	(21,285)	(4,151)	(52,119)

Net increase (decrease) resulting from Portfolio share transactions	(3,946)	$(45,965)	(2,497)	$(27,438)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2023, three shareholders each owned 10% or more of the Portfolio’s total outstanding shares comprising 37% of the Portfolio. One of the shareholders is a related party of the Portfolio and comprises 11% of the Portfolio. Related parties may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2023, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, the Portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

42	PIMCO VARIABLE INSURANCE TRUST

June 30, 2023	(Unaudited)

As of its last fiscal year ended December 31, 2022, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$18,830	$57,139

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2023, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$2,449,723	$34,372	$(218,759)	$(184,387)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	|	JUNE 30, 2023	43

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FICC	Fixed Income Clearing Corporation	RBC	Royal Bank of Canada

BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	SCX	Standard Chartered Bank, London

BPG	BNP Paribas Securities Corp.	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris

BPS	BNP Paribas S.A.	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC

CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services LLC	TOR	The Toronto-Dominion Bank

DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford

FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.

Currency Abbreviations:

AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar

CAD	Canadian Dollar	JPY	Japanese Yen	USD (or $)	United States Dollar

EUR	Euro	MXN	Mexican Peso

Exchange Abbreviations:

CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:

CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MUTKCALM	Tokyo Overnight Average Rate

CPTFEMU	Eurozone HICP ex-Tobacco Index	EUR003M	3 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate

Other Abbreviations:

ABS	Asset-Backed Security	DAC	Designated Activity Company	OIS	Overnight Index Swap

ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	oz.	Ounce

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced

CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor

44	PIMCO VARIABLE INSURANCE TRUST

Liquidity Risk Management Program	(Unaudited)

In compliance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended (“1940 Act”), PIMCO Variable Insurance Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for each series of the Trust (each a “Portfolio” and collectively, the “Portfolios”) not regulated as a money market fund under 1940 Act Rule 2a-7, which is reasonably designed to assess and manage the Portfolios’ liquidity risk. The Trust’s Board of Trustees (the “Board”) previously approved the designation of the PIMCO Liquidity Risk Committee (the “Administrator”) as Program administrator. The PIMCO Liquidity Risk Committee consists of senior members from certain PIMCO business areas, such as Portfolio Risk Management, Americas Operations, Compliance, Account Management and Portfolio Management, and is advised by members of PIMCO Legal.

A Portfolio’s “liquidity risk” is the risk that the Portfolio could not meet requests to redeem shares issued by the Portfolio without significant dilution of the remaining investors’ interests in the Portfolio. In accordance with the Program, each Portfolio’s liquidity risk is assessed no less frequently than annually taking into consideration a variety of factors, including, as applicable, the Portfolio’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions. Each Portfolio portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. Each Portfolio has adopted a “Highly Liquid Investment Minimum” (or “HLIM”), which is a minimum amount of Portfolio net assets to be invested in highly liquid investments that are assets. As required under the Liquidity Rule, each Portfolio’s HLIM is periodically reviewed, no less frequently than annually, and the Portfolios have adopted policies and procedures for responding to a shortfall of a Portfolio’s highly liquid investments below its HLIM. The Liquidity Rule also limits the Portfolios’ investments in illiquid investments by prohibiting a Portfolio from acquiring any illiquid investment if, immediately after the acquisition, the Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. Certain non-public reporting is generally required if a Portfolio’s holdings of illiquid investments that are assets were to exceed 15% of Portfolio net assets.

At a meeting of the Board held on February 7-8, 2023, the Board received a report (the “Report”) from the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the 12-month period ended December 31, 2022. The Report reviewed the operation of the Program’s components during such period and stated that the Program is operating effectively to assess and manage each Portfolio’s liquidity risk and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Portfolio’s liquidity developments. This has remained true for the 12-month period ended June 30, 2023.

SEMIANNUAL REPORT	|	JUNE 30, 2023	45

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

1100 Main Street, Suite 400

Kansas City, MO 64105

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Portfolio listed on the Report cover.

pimco.com/pvit

PVIT16SAR_063023

PIMCO VARIABLE INSURANCE TRUST

Semiannual Report

June 30, 2023

PIMCO Short-Term Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Market Insights

Dear Shareholder,

This semiannual report covers the six-month reporting period ended June 30, 2023 (the “reporting period”). On the subsequent pages, you will find details regarding investment results and a discussion of certain factors that affected performance during the reporting period.

Amid elevated inflation in many countries during the reporting period, the global economy faced challenges from higher interest rates, tighter credit conditions stemming from the turmoil in the banking sector (especially in the United States (“U.S.”)), and geopolitical concerns. While the U.S. economy showed signs of resilience, some European economies experienced slower growth over the reporting period.

Continued central bank efforts to combat inflation

While inflation remained elevated over the reporting period, many central banks raised interest rates to rein in rising prices. The U.S. Federal Reserve (the “Fed”) raised the federal funds rate at 10 consecutive meetings, beginning in March 2022 through May 2023. In June 2023, the Fed then paused from raising rates in order to “assess additional information and its implications for monetary policy.” Meanwhile, the Bank of England and European Central Bank raised interest rates for the 13th and eighth consecutive time, respectively, as of June 2023. In contrast, the Bank of Japan maintained its accommodative monetary policy stance.

Mixed financial market returns

The yield on the benchmark 10-year U.S. Treasury declined over the reporting period, while 10-year bond yields in most other developed market countries increased. The overall global credit bond market delivered positive total returns. Higher-rated global bonds underperformed lower-rated bonds. Global equities rallied, while commodity prices were volatile and produced mixed returns. The U.S. dollar weakened against the euro and the British pound, but appreciated against the Japanese yen.

Amid evolving conditions, we will continue to work diligently to navigate global markets and manage the assets that you have entrusted with us. We encourage you to speak with your financial advisor about your goals, and visit global.pimco.com for our latest insights.

Sincerely, Peter G. Strelow Chairman of the Board PIMCO Variable Insurance Trust

Total Returns of Certain Asset Classes for the Period Ended June 30, 2023

Asset Class (as measured by, currency)	Six-Month

U.S. large cap equities (S&P 500 Index, USD)	16.89%

Global equities (MSCI World Index, USD)	15.09%

European equities (MSCI Europe Index, EUR)	11.12%

Emerging market equities (MSCI Emerging Markets Index, EUR)	4.89%

Japanese equities (Nikkei 225 Index, JPY)	28.65%

Emerging market local bonds (JPMorgan Government Bond Index-Emerging Markets Global Diversified Index, USD Unhedged)	7.79%

Emerging market external debt (JPMorgan Emerging Markets Bond Index (EMBI) Global, USD Hedged)	3.81%

Below investment grade bonds (ICE BofAML Developed Markets High Yield Constrained Index, USD Hedged)	5.45%

Global investment grade credit bonds (Bloomberg Global Aggregate Credit Index, USD Hedged)	3.00%

Fixed-rate, local currency government debt of investment grade countries (Bloomberg Global Treasury Index, USD Hedged)	3.13%

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Statements concerning financial market trends are based on current market conditions, which will fluctuate. There is no guarantee that these investment strategies will work under all market conditions or are appropriate for all investors and each investor should evaluate their ability to invest for the long-term, especially during periods of downturn in the market. Outlook and strategies are subject to change without notice.

2	PIMCO VARIABLE INSURANCE TRUST

Important Information About the PIMCO Short-Term Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Short-Term Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, continue to increase. In efforts to combat inflation, the U.S. Federal Reserve raised interest rates multiple times in 2022 and 2023. Thus, the Portfolio currently faces a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Allocation Breakdown and Schedule of Investments sections of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that have provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European, and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of the Portfolio and its shareholders.

The Portfolio may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Portfolio, or on certain instruments in

SEMIANNUAL REPORT	|	JUNE 30, 2023	3

Important Information About the PIMCO Short-Term Portfolio	(Cont.)

which the Portfolio invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Portfolio or a reduction in the effectiveness of related Portfolio transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Portfolio that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Portfolio.

U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Portfolio and issuers in which it invests. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, continued volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Portfolio and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart reflects only Administrative Class performance. Performance may vary by share class based on each class’s expense ratios. The Portfolio measures its performance against at least one broad-based securities market index (“benchmark index”). The benchmark index does not take into account fees, expenses, or taxes. The Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. There is no assurance that the Portfolio, even if the Portfolio has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Portfolio’s total return in excess of that of the Portfolio’s benchmark between reporting periods or 2) the Portfolio’s total return in excess of the Portfolio’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Portfolio’s performance as compared to one or more previous reporting periods. Historical performance for the Portfolio or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

The following table discloses the inception dates of the Portfolio and its share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO Short-Term Portfolio	09/30/99	04/28/00	09/30/99	09/30/09	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings

4	PIMCO VARIABLE INSURANCE TRUST

(including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

SEC rules allow shareholder reports to be delivered to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Investors may elect to receive all future reports in paper free of charge by contacting their insurance company. Any election to receive reports in paper will apply to all portfolio companies available under the investor’s contract at the insurance company.

In May 2022, the SEC proposed amendments to a current rule governing portfolio naming conventions. In general, the current rule requires portfolios with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The proposed amendments would expand the scope of the current rule in a number of ways that would result in an expansion of the types of portfolio names that would require the portfolio to adopt an 80% investment policy under the rule. Additionally, the proposed amendments would modify the circumstances under which a portfolio may deviate from its 80% investment policy and address the use and valuation of derivatives instruments for purposes of the rule. The proposal’s impact on the Portfolio will not be known unless and until any final rulemaking is adopted.

In May 2022, the SEC proposed a framework that would require certain registered portfolios (such as the Portfolio) to disclose their environmental, social, and governance (“ESG”) investing practices. Among other things, the proposed requirements would mandate that portfolios meeting three pre-defined classifications (i.e., integrated, ESG focused and/or impact funds) provide prospectus and shareholder report disclosure related to the ESG factors, criteria and processes used in managing the portfolio. The proposal’s impact on the Portfolio will not be known unless and until any final rulemaking is adopted.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will impact the disclosures provided to shareholders. The rule amendments are effective as of January 24, 2023, but the SEC is providing an 18-month compliance period following the effective date for such amendments other than those addressing fee and expense information in advertisements that might be materially misleading.

In November 2022, the SEC proposed rule amendments which, among other things, would require funds to adopt swing pricing in order to mitigate dilution of shareholders’ interests in a fund by requiring the adjustment of fund net asset value per share to pass on costs stemming from shareholder purchase or redemption activity. In addition the proposed rule would amend the liquidity rule framework. The proposal’s impact on the Portfolio will not be known unless and until any final rulemaking is adopted.

In November 2022, the SEC adopted amendments to Form N-PX under the Act to improve the utility to investors of proxy voting information reported by mutual funds, ETFs and certain other funds. The rule amendments will expand the scope of funds’ Form N-PX reporting obligations, subject managers to Form N-PX reporting obligations for “Say on Pay” votes, enhance Form N-PX disclosures, permit joint reporting by funds, managers and affiliated managers on Form N-PX; and require website availability of fund proxy voting records. The amendments will become effective on July 1, 2024. Funds and

SEMIANNUAL REPORT	|	JUNE 30, 2023	5

Important Information About the PIMCO Short-Term Portfolio	(Cont.)

managers will be required to file their first reports covering the period from July 1, 2023 to June 30, 2024 on amended Form N-PX by August 31, 2024.

6	PIMCO VARIABLE INSURANCE TRUST

PIMCO Short-Term Portfolio

Cumulative Returns Through June 30, 2023

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown as of June 30, 2023†§

Short-Term Instruments‡	37.2%

Corporate Bonds & Notes	27.7%

Asset-Backed Securities	20.7%

U.S. Government Agencies	7.9%

Non-Agency Mortgage-Backed Securities	6.2%

Other	0.3%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended June 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Inception≈
PIMCO Short-Term Portfolio Institutional Class	2.73%	4.28%	1.75%	1.77%	2.62%
PIMCO Short-Term Portfolio Administrative Class	2.65%	4.13%	1.60%	1.62%	2.54%
PIMCO Short-Term Portfolio Advisor Class	2.60%	4.02%	1.50%	1.51%	1.50%
FTSE 3-Month Treasury Bill Index±	2.39%	3.75%	1.57%	0.98%	1.66%♦

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

≈ For class inception dates please refer to the Important Information.

♦ Average annual total return since 09/30/1999.

± FTSE 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

It is not possible to invest directly in an unmanaged index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the prices of individual positions (which may be sourced from different pricing vendors or other sources) used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via (888) 87-PIMCO.

The Portfolio’s total annual operating expense ratio, as stated in the Portfolio’s currently-effective prospectus (as of the date of this report), were 0.46% for Institutional Class shares, 0.61% for Administrative Class shares, and 0.71% for Advisor Class shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO Short-Term Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private- sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current prospectus for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance (on a gross basis) during the reporting period:

»	Overweight exposure to select holdings of securitized credit, specifically collateralized loan obligations, contributed to relative performance, as spreads tightened.

»	Underweight exposure to U.S. duration contributed to relative performance, as interest rates rose.

»	Overweight exposure to agency mortgage-backed securities detracted from relative performance, as spreads widened in the sector.

SEMIANNUAL REPORT	|	JUNE 30, 2023	7

Expense Example PIMCO Short-Term Portfolio

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held from January 1, 2023 to June 30, 2023 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)	Expenses Paid During Period*	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$1,027.30	$2.36	$1,000.00	$1,022.46	$2.36	0.47%
Administrative Class	1,000.00	1,026.50	3.12	1,000.00	1,021.72	3.11	0.62
Advisor Class	1,000.00	1,026.00	3.62	1,000.00	1,021.22	3.61	0.72

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

8	PIMCO VARIABLE INSURANCE TRUST

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL REPORT	|	JUNE 30, 2023	9

Financial Highlights	PIMCO Short-Term Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Total
Institutional Class

01/01/2023 - 06/30/2023+	$10.09	$0.22	$0.07	$0.29	$(0.21)	$0.00	$(0.21)

12/31/2022	10.29	0.20	(0.20)	0.00	(0.18)	(0.02)	(0.20)

12/31/2021	10.42	0.09	(0.09)	0.00	(0.13)	0.00	(0.13)

12/31/2020	10.32	0.17	0.07	0.24	(0.14)	0.00	(0.14)

12/31/2019	10.29	0.28	0.02	0.30	(0.27)	0.00	(0.27)

12/31/2018	10.37	0.26	(0.09)	0.17	(0.24)	(0.01)	(0.25)
Administrative Class

01/01/2023 - 06/30/2023+	10.09	0.21	0.08	0.29	(0.21)	0.00	(0.21)

12/31/2022	10.29	0.19	(0.20)	(0.01)	(0.17)	(0.02)	(0.19)

12/31/2021	10.42	0.07	(0.09)	(0.02)	(0.11)	0.00	(0.11)

12/31/2020	10.32	0.15	0.08	0.23	(0.13)	0.00	(0.13)

12/31/2019	10.29	0.27	0.01	0.28	(0.25)	0.00	(0.25)

12/31/2018	10.37	0.24	(0.08)	0.16	(0.23)	(0.01)	(0.24)
Advisor Class

01/01/2023 - 06/30/2023+	10.09	0.21	0.07	0.28	(0.20)	0.00	(0.20)

12/31/2022	10.29	0.17	(0.19)	(0.02)	(0.16)	(0.02)	(0.18)

12/31/2021	10.42	0.06	(0.09)	(0.03)	(0.10)	0.00	(0.10)

12/31/2020	10.32	0.14	0.08	0.22	(0.12)	0.00	(0.12)

12/31/2019	10.29	0.26	0.01	0.27	(0.24)	0.00	(0.24)

12/31/2018	10.37	0.23	(0.09)	0.14	(0.21)	(0.01)	(0.22)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio. Additionally, excludes initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

			Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.17	2.93%	$67,561	0.47	%*	0.47	%*	0.45	%*	0.45	%*	4.35	%*	43%

10.09	(0.00)	68,296	0.46		0.46		0.45		0.45		1.96		74

10.29	(0.00)	62,498	0.45		0.45		0.45		0.45		0.85		98

10.42	2.40	29,870	0.47		0.47		0.45		0.45		1.63		114

10.32	2.95	39,236	0.64		0.64		0.45		0.45		2.70		76

10.29	1.68	8,352	0.51		0.51		0.45		0.45		2.47		71

10.17	2.85	251,362	0.62	*	0.62	*	0.60	*	0.60	*	4.20	*	43

10.09	(0.15)	259,589	0.61		0.61		0.60		0.60		1.83		74

10.29	(0.15)	212,796	0.60		0.60		0.60		0.60		0.72		98

10.42	2.24	246,924	0.62		0.62		0.60		0.60		1.40		114

10.32	2.80	234,168	0.79		0.79		0.60		0.60		2.62		76

10.29	1.53	233,601	0.66		0.66		0.60		0.60		2.34		71

10.17	2.80	260,600	0.72	*	0.72	*	0.70	*	0.70	*	4.10	*	43

10.09	(0.25)	260,404	0.71		0.71		0.70		0.70		1.71		74

10.29	(0.25)	230,829	0.70		0.70		0.70		0.70		0.62		98

10.42	2.14	222,266	0.72		0.72		0.70		0.70		1.30		114

10.32	2.69	205,254	0.89		0.89		0.70		0.70		2.52		76

10.29	1.43	189,730	0.76		0.76		0.70		0.70		2.22		71

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	11

Statement of Assets and Liabilities	PIMCO Short-Term Portfolio	June 30, 2023	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$749,450
Investments in Affiliates	155
Financial Derivative Instruments
Exchange-traded or centrally cleared	4
Over the counter	332
Deposits with counterparty	3,001
Foreign currency, at value	509
Receivable for investments sold	1,255
Receivable for Portfolio shares sold	315
Interest and/or dividends receivable	3,533
Dividends receivable from Affiliates	1
Total Assets	758,555

Liabilities:

Financial Derivative Instruments
Exchange-traded or centrally cleared	$96
Over the counter	481
Payable for investments purchased	177,615
Payable for investments in Affiliates purchased	1
Deposits from counterparty	330
Payable for Portfolio shares redeemed	190
Overdraft due to custodian	1
Accrued investment advisory fees	127
Accrued supervisory and administrative fees	101
Accrued distribution fees	57
Accrued servicing fees	33
Total Liabilities	179,032

Net Assets	$579,523

Net Assets Consist of:

Paid in capital	$586,674
Distributable earnings (accumulated loss)	(7,151)

Net Assets	$579,523

Net Assets:

Institutional Class	$67,561
Administrative Class	251,362
Advisor Class	260,600

Shares Issued and Outstanding:

Institutional Class	6,646
Administrative Class	24,728
Advisor Class	25,637

Net Asset Value Per Share Outstanding(a):

Institutional Class	$10.17
Administrative Class	10.17
Advisor Class	10.17

Cost of investments in securities	$757,466
Cost of investments in Affiliates	$158
Cost of foreign currency held	$525
Cost or premiums of financial derivative instruments, net	$(487)

* Includes repurchase agreements of:	$20,471

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Short-Term Portfolio

Six Months Ended June 30, 2023 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$13,961
Dividends from Investments in Affiliates	4
Miscellaneous income	1
Total Income	13,966

Expenses:

Investment advisory fees	723
Supervisory and administrative fees	579
Distribution and/or servicing fees - Administrative Class	191
Distribution and/or servicing fees - Advisor Class	321
Trustee fees	12
Interest expense	63
Total Expenses	1,889
Waiver and/or Reimbursement by PIMCO	(0)
Net Expenses	1,889

Net Investment Income (Loss)	12,077

Net Realized Gain (Loss):

Investments in securities	(4,489)
Exchange-traded or centrally cleared financial derivative instruments	378
Over the counter financial derivative instruments	218
Short sales	(10)
Foreign currency	(349)

Net Realized Gain (Loss)	(4,252)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	7,827
Exchange-traded or centrally cleared financial derivative instruments	(291)
Over the counter financial derivative instruments	431
Foreign currency assets and liabilities	(9)

Net Change in Unrealized Appreciation (Depreciation)	7,958

Net Increase (Decrease) in Net Assets Resulting from Operations	$15,783

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	13

Statements of Changes in Net Assets	PIMCO Short-Term Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$12,077	$10,041
Net realized gain (loss)	(4,252)	2,699
Net change in unrealized appreciation (depreciation)	7,958	(12,981)

Net Increase (Decrease) in Net Assets Resulting from Operations	15,783	(241)

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(1,419)	(1,416)
Administrative Class	(5,193)	(4,511)
Advisor Class	(5,131)	(4,317)

Total Distributions(a)	(11,743)	(10,244)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(12,806)	92,651

Total Increase (Decrease) in Net Assets	(8,766)	82,166

Net Assets:

Beginning of period	588,289	506,123
End of period	$579,523	$588,289

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Short-Term Portfolio	June 30, 2023	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

INVESTMENTS IN SECURITIES 129.3%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

Qatar National Bank QPSC
5.966% due 10/10/2023 «		$2,000	$2,000

Total Loan Participations and Assignments (Cost $1,996)			2,000

CORPORATE BONDS & NOTES 35.8%

BANKING & FINANCE 22.5%

AerCap Ireland Capital DAC
1.150% due 10/29/2023		3,400	3,346
4.875% due 01/16/2024		400	397

American Express Co.
5.311% (SOFRINDX + 0.230%) due 11/03/2023 ~		600	600

Aozora Bank Ltd.
1.050% due 09/09/2024		1,500	1,407

Athene Global Funding
0.950% due 01/08/2024		320	311
1.000% due 04/16/2024		800	764
2.514% due 03/08/2024		500	486
5.790% (SOFRINDX + 0.700%) due 05/24/2024 ~		4,000	3,962
5.941% (US0003M + 0.730%) due 01/08/2024 ~		700	697

Avolon Holdings Funding Ltd.
2.875% due 02/15/2025		1,400	1,303
5.125% due 10/01/2023		200	199

Banco Santander SA
3.892% due 05/24/2024		250	245
5.770% due 06/30/2024 •		1,700	1,691

Bank of America Corp.
3.864% due 07/23/2024 •		4,000	3,995
6.422% (SOFRRATE + 1.330%) due 04/02/2026 ~		1,100	1,110

Barclays PLC
1.007% due 12/10/2024 •		1,200	1,170
3.932% due 05/07/2025 •		4,200	4,106
6.467% (BBSW3M + 2.150%) due 06/26/2024 ~	AUD	750	504

BGC Partners, Inc.
5.375% due 07/24/2023		$1,690	1,689

BNP Paribas SA
3.375% due 01/09/2025		1,700	1,634
4.705% due 01/10/2025 •		2,800	2,776
5.708% (BBSW3M + 1.750%) due 02/28/2024 ~	AUD	600	400

BOC Aviation Ltd.
6.667% (US0003M + 1.125%) due 09/26/2023 ~		$800	800

Cantor Fitzgerald LP
4.875% due 05/01/2024		3,000	2,936

Citigroup, Inc.
4.140% due 05/24/2025 •		600	590
5.379% (BBSW3M + 1.720%) due 10/27/2023 ~	AUD	1,833	1,223

CNH Industrial Capital LLC
1.950% due 07/02/2023		$500	500

CNO Global Funding
1.650% due 01/06/2025		200	186

Credit Suisse AG
5.167% (BBSW3M + 1.250%) due 11/20/2023 ~(d)	AUD	1,000	664

Danske Bank AS
3.875% due 09/12/2023		$500	498

Deutsche Bank AG
0.898% due 05/28/2024 (d)		1,100	1,046
0.962% due 11/08/2023		600	588
2.222% due 09/18/2024 •		740	731
3.700% due 05/30/2024		900	874
5.589% due 11/08/2023 •		3,000	2,994

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

DNB Bank ASA
2.968% due 03/28/2025 •		$692	$676

First Abu Dhabi Bank PJSC
5.019% (BBSW3M + 1.100%) due 02/18/2025 ~	AUD	1,000	664

FS KKR Capital Corp.
1.650% due 10/12/2024		$400	372

GA Global Funding Trust
1.000% due 04/08/2024		200	191
1.250% due 12/08/2023		2,500	2,442
5.591% (SOFRRATE + 0.500%) due 09/13/2024 ~		200	196
6.380% (SOFRRATE + 1.360%) due 04/11/2025 ~		200	196

General Motors Financial Co., Inc.
5.100% due 01/17/2024		1,100	1,096
6.290% (SOFRRATE + 1.200%) due 11/17/2023 ~		1,500	1,501

Goldman Sachs Group, Inc.
0.925% due 10/21/2024 •		1,000	983
5.236% (BBSW3M + 1.550%) due 05/02/2024 ~	AUD	500	334
5.700% due 11/01/2024		$3,400	3,396
5.880% due 12/09/2026 •		500	496

HSBC Bank PLC
3.641% due 09/28/2024 •		1,000	983

HSBC Holdings PLC
6.770% (US0003M + 1.230%) due 03/11/2025 ~		1,500	1,506
6.920% (US0003M + 1.380%) due 09/12/2026 ~		1,300	1,309

ING Groep NV
6.102% (SOFRRATE + 1.010%) due 04/01/2027 ~		700	694
6.732% (SOFRINDX + 1.640%) due 03/28/2026 ~		1,400	1,409

Jackson National Life Global Funding
6.242% (SOFRRATE + 1.150%) due 06/28/2024 ~		2,200	2,203

JPMorgan Chase & Co.
4.023% due 12/05/2024 •		1,000	992

LeasePlan Corp. NV
2.875% due 10/24/2024		1,150	1,096

Lloyds Banking Group PLC
5.579% (BBSW3M + 1.400%) due 03/07/2025 ~	AUD	500	331

Mitsubishi HC Capital, Inc.
3.559% due 02/28/2024		$1,000	982
3.960% due 09/19/2023		5,200	5,175

Mitsubishi UFJ Financial Group, Inc.
0.848% due 09/15/2024 •		1,800	1,780
6.475% (SOFRRATE + 1.385%) due 09/12/2025 ~		3,500	3,520
6.682% (SOFRRATE + 1.650%) due 07/18/2025 ~		1,300	1,310

Mizuho Bank Ltd.
4.457% (BBSW3M + 0.540%) due 02/21/2025 ~	AUD	400	266
4.626% (BBSW3M + 0.750%) due 08/07/2024 ~		500	333

Mizuho Financial Group, Inc.
1.241% due 07/10/2024 •		$1,600	1,599
3.922% due 09/11/2024 •		1,700	1,692
6.201% (US0003M + 0.990%) due 07/10/2024 ~		1,700	1,700

Morgan Stanley
0.790% due 05/30/2025 •		4,500	4,276
5.686% (SOFRRATE + 0.625%) due 01/24/2025 ~		1,000	998

Nationwide Building Society
4.363% due 08/01/2024 •		2,000	1,996

NatWest Group PLC
4.269% due 03/22/2025 •		1,300	1,277

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nissan Motor Acceptance Co. LLC
1.125% due 09/16/2024		$200	$186
3.875% due 09/21/2023		500	497
6.153% (US0003M + 0.640%) due 03/08/2024 ~		800	794

Nomura Holdings, Inc.
1.851% due 07/16/2025		4,700	4,301
2.648% due 01/16/2025		1,800	1,705

Nordea Bank Abp
6.050% (SOFRRATE + 0.960%) due 06/06/2025 ~		600	601

Park Aerospace Holdings Ltd.
5.500% due 02/15/2024		700	692

Piper Sandler Cos.
5.200% due 10/15/2023		700	698

Santander U.K. Group Holdings PLC
4.796% due 11/15/2024 •		3,500	3,474

SMBC Aviation Capital Finance DAC
3.550% due 04/15/2024		1,700	1,665
4.125% due 07/15/2023		1,400	1,399

Societe Generale SA
2.625% due 01/22/2025		2,000	1,880
4.250% due 09/14/2023		1,500	1,493
6.096% (SOFRRATE + 1.050%) due 01/21/2026 ~		1,800	1,784

Standard Chartered PLC
3.785% due 05/21/2025 •		268	262
6.832% (SOFRRATE + 1.740%) due 03/30/2026 ~		1,000	1,008

Sumitomo Mitsui Financial Group, Inc.
4.911% (BBSW3M + 1.250%) due 10/16/2024 ~	AUD	3,900	2,596
6.439% (SOFRRATE + 1.430%) due 01/13/2026 ~		$1,600	1,614

Synchrony Financial
4.250% due 08/15/2024		1,500	1,447
4.375% due 03/19/2024		600	588

UBS AG
4.548% (BBSW3M + 0.870%) due 07/30/2025 ~	AUD	1,800	1,195

UBS Group AG
6.669% (SOFRRATE + 1.580%) due 05/12/2026 ~		$4,000	4,021

			130,292

INDUSTRIALS 10.1%

7-Eleven, Inc.
0.800% due 02/10/2024		3,400	3,296

Ausgrid Finance Pty. Ltd.
3.750% due 10/30/2024	AUD	1,220	796
4.898% (BBSW3M + 1.220%) due 10/30/2024 ~		1,100	734

Baxter International, Inc.
5.351% (SOFRINDX + 0.260%) due 12/01/2023 ~		$1,300	1,297

Bayer U.S. Finance LLC
6.562% (US0003M + 1.010%) due 12/15/2023 ~		2,000	1,998

Berry Global, Inc.
4.875% due 07/15/2026		1,300	1,251

Charter Communications Operating LLC
6.949% (US0003M + 1.650%) due 02/01/2024 ~		7,200	7,231

DAE Funding LLC
1.550% due 08/01/2024		1,200	1,140

Daimler Truck Finance North America LLC
5.659% due 12/14/2023		600	600
6.093% (SOFRRATE + 1.000%) due 04/05/2024 ~		2,160	2,163

Energy Transfer LP
3.900% due 05/15/2024		500	492
4.250% due 04/01/2024		1,200	1,182
4.500% due 04/15/2024		1,000	989

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	15

Schedule of Investments	PIMCO Short-Term Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fox Corp.
4.030% due 01/25/2024		$400	$396

HCA, Inc.
5.000% due 03/15/2024		4,088	4,063

Hyundai Capital America
1.250% due 09/18/2023		500	495

Imperial Brands Finance PLC
3.125% due 07/26/2024		3,300	3,189
4.250% due 07/21/2025		500	480

JDE Peet’s NV
0.800% due 09/24/2024		2,600	2,439

Komatsu Finance America, Inc.
0.849% due 09/09/2023		2,100	2,080

Nationwide Building Society
4.363% due 08/01/2024		1,500	1,497

Nissan Motor Acceptance Co. LLC
6.153% due 03/08/2024		300	298

Nissan Motor Co. Ltd.
3.043% due 09/15/2023		3,500	3,475

Penske Truck Leasing Co. LP
4.125% due 08/01/2023		693	692

Renesas Electronics Corp.
1.543% due 11/26/2024		700	654

Reynolds American, Inc.
4.450% due 06/12/2025		1,000	972

SABIC Capital BV
4.000% due 10/10/2023		2,200	2,188

Sabine Pass Liquefaction LLC
5.750% due 05/15/2024		3,000	2,996

SK Hynix, Inc.
1.000% due 01/19/2024		3,500	3,402
3.000% due 09/17/2024		200	192

TD SYNNEX Corp.
1.250% due 08/09/2024		1,700	1,609

Toyota Finance Australia Ltd.
4.637% (BBSW3M + 0.430%) due 09/09/2024 ~	AUD	500	331

Transurban Finance Co. Pty. Ltd.
3.750% due 10/12/2023		700	465

Transurban Queensland Finance Pty. Ltd.
6.352% (BBSW3M + 2.050%) due 12/16/2024 ~		3,800	2,563

Warnermedia Holdings, Inc.
3.788% due 03/15/2025		$600	579

Westinghouse Air Brake Technologies Corp.
4.400% due 03/15/2024		300	296

			58,520

UTILITIES 3.2%

AT&T, Inc.
5.568% (BBSW3M + 1.250%) due 09/19/2023 ~	AUD	2,280	1,520

Enel Finance International NV
2.650% due 09/10/2024		$4,325	4,163
4.250% due 06/15/2025		800	777
6.800% due 10/14/2025		500	509

Israel Electric Corp. Ltd.
5.000% due 11/12/2024		2,600	2,574

Korea Southern Power Co. Ltd.
4.648% (BBSW3M + 0.970%) due 10/30/2024 ~	AUD	2,800	1,861

Pacific Gas & Electric Co.
1.700% due 11/15/2023		$2,300	2,261
3.400% due 08/15/2024		300	290
3.750% due 02/15/2024		700	688
3.850% due 11/15/2023		100	99

Southern California Edison Co.
5.922% (SOFRRATE + 0.830%) due 04/01/2024 ~		700	699

Sprint LLC
7.875% due 09/15/2023		200	201

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Verizon Communications, Inc.
6.421% (US0003M + 1.100%) due 05/15/2025 ~		$900	$908

Victoria Power Networks Finance Pty. Ltd.
4.416% (BBSW3M + 0.500%) due 08/23/2024 ~	AUD	3,000	1,987

			18,537

Total Corporate Bonds & Notes (Cost $210,967)			207,349

MUNICIPAL BONDS & NOTES 0.1%

LOUISIANA 0.1%

Tulane University, Louisiana Revenue Bonds, (NPFGC Insured), Series 2007
5.621% (US0003M + 0.300%) due 02/15/2036 ~		$340	315

Total Municipal Bonds & Notes (Cost $328)			315

U.S. GOVERNMENT AGENCIES 10.3%

Fannie Mae
4.944% due 03/01/2044 - 07/01/2044 •		5	5
5.258% due 03/25/2034 •		1	1
5.350% due 02/25/2037 •		18	17
5.500% due 05/25/2042 •		2	2
5.524% due 12/25/2036 •		2	2
5.830% due 12/25/2037 •		15	15

Federal Home Loan Bank
5.500% due 05/08/2025		8,000	7,982
5.650% due 05/28/2025		5,800	5,793
5.710% due 03/14/2025		5,500	5,503

Freddie Mac
2.500% due 10/25/2048		171	151
3.000% due 09/25/2045		284	249
5.176% due 10/25/2044 - 02/25/2045 •		48	45
5.375% due 04/24/2025		6,000	5,972
5.376% due 07/25/2044 •		8	8
5.520% due 05/28/2025		6,000	5,987
5.550% due 05/09/2025		5,800	5,750
5.643% due 09/15/2041 •		7	7
5.680% due 04/03/2025		9,000	8,989
5.730% due 04/03/2025		5,900	5,896
5.800% due 07/03/2025 (a)		5,800	5,796
5.893% due 02/15/2038 •		10	10

Ginnie Mae
2.500% due 01/20/2049 - 10/20/2049		119	105
3.625% due 02/20/2032 •		2	1
4.770% due 01/20/2066 •		195	192
5.944% due 11/20/2066 •		315	313
6.094% due 01/20/2066 •		444	440
6.986% due 05/20/2071 •		324	331

Uniform Mortgage-Backed Security
4.000% due 08/01/2049		17	16

Total U.S. Government Agencies (Cost $59,819)			59,578

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.0%

Atrium Hotel Portfolio Trust
6.393% due 06/15/2035 •		700	685

Avon Finance PLC
5.809% due 09/20/2048 •	GBP	1,362	1,729

BAMLL Commercial Mortgage Securities Trust
6.250% due 04/15/2036 •		$400	396
6.393% due 03/15/2034 •		400	394

Bear Stearns Adjustable Rate Mortgage Trust
4.201% due 01/25/2034 ~		1	1

Bear Stearns ALT-A Trust
4.202% due 09/25/2035 ^~		6	4

Benchmark Mortgage Trust
3.042% due 08/15/2052		992	912

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Brass PLC
6.018% due 11/16/2066 •		$18	$18

BSREP Commercial Mortgage Trust
6.144% due 08/15/2038 •		2,500	2,268

BSST Mortgage Trust
6.447% due 02/15/2037 •		2,600	2,354

BX Commercial Mortgage Trust
5.961% due 01/15/2034 •		181	178

Citigroup Mortgage Loan Trust
6.080% due 09/25/2035 •		1	1

Colony Mortgage Capital Ltd.
6.390% due 11/15/2038 •		400	390

Commercial Mortgage Trust
6.494% due 12/15/2038 •		2,500	2,331

Countrywide Home Loan Reperforming REMIC Trust
5.490% due 06/25/2035 •		3	3

Credit Suisse First Boston Mortgage Securities Corp.
4.311% due 06/25/2033 «~		2	2
5.449% due 03/25/2032 ~		1	1

Credit Suisse Mortgage Capital Trust
1.796% due 12/27/2060 ~		753	698
2.688% due 03/25/2059 ~		696	676
3.904% due 04/25/2062		184	170
5.000% due 07/25/2056 •		329	303
5.943% due 07/15/2032 •		652	622

Eurohome UK Mortgages PLC
5.137% due 06/15/2044 •	GBP	44	54

European Loan Conduit DAC
4.358% due 02/17/2030 •	EUR	956	1,021

Extended Stay America Trust
6.274% due 07/15/2038 •		$2,409	2,365

Finsbury Square Green PLC
5.539% due 12/16/2067 •	GBP	123	156

GCAT Trust
1.091% due 05/25/2066 ~		$815	660
2.885% due 12/27/2066 ~		957	842

GCT Commercial Mortgage Trust
5.993% due 02/15/2038 •		400	343

Gemgarto PLC
5.479% due 12/16/2067 •	GBP	429	543

Ginnie Mae
6.066% due 05/20/2073		$1,102	1,103
6.166% due 05/20/2073		200	200

GreenPoint Mortgage Funding Trust
5.590% due 06/25/2045 •		8	8

GS Mortgage Securities Corp. Trust
8.547% due 08/15/2039 •		2,800	2,803

GS Mortgage Securities Trust
3.648% due 01/10/2047		29	29

GS Mortgage-Backed Securities Corp. Trust
1.750% due 12/25/2060 ~		1,652	1,477

GS Mortgage-Backed Securities Trust
5.000% due 12/25/2051 •		257	236
5.000% due 02/25/2052 •		763	690

GSR Mortgage Loan Trust
4.070% due 09/25/2035 ~		2	2

HarborView Mortgage Loan Trust
5.597% due 05/19/2035 •		10	9

HPLY Trust
6.193% due 11/15/2036 •		306	303

Impac CMB Trust
5.790% due 03/25/2035 •		64	58

InTown Mortgage Trust
7.636% due 08/15/2039 •		1,100	1,102

JP Morgan Chase Commercial Mortgage Securities Trust
6.403% due 06/15/2035 •		485	450
6.643% due 12/15/2031 •		159	142

JP Morgan Mortgage Trust
3.500% due 05/25/2050 ~		96	85
5.000% due 02/25/2052 •		247	227

Kinbane DAC
4.263% due 09/25/2062 ~	EUR	763	826

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Legacy Mortgage Asset Trust
1.750% due 07/25/2061 þ		$392	$369
1.875% due 10/25/2068 þ		297	273
2.250% due 07/25/2067 þ		312	290

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.633% due 12/15/2030 •		1	1

MFA Trust
1.381% due 04/25/2065 ~		345	310

Mill City Mortgage Loan Trust
1.125% due 11/25/2060 ~		671	621
2.750% due 07/25/2059 ~		27	26
2.750% due 08/25/2059 ~		398	371

Morgan Stanley Capital Trust
6.193% due 05/15/2036 •		800	752

Morgan Stanley Residential Mortgage Loan Trust
5.000% due 09/25/2051 •		340	313

MortgageIT Mortgage Loan Trust
5.790% due 02/25/2035 «•		44	41

Natixis Commercial Mortgage Securities Trust
6.971% due 03/15/2035 •		2,234	2,192

New Orleans Hotel Trust
6.182% due 04/15/2032 •		1,000	962

New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~		319	284
2.464% due 01/26/2060 ~		840	760
3.500% due 12/25/2057 ~		55	52
4.500% due 05/25/2058 ~		143	136

New York Mortgage Trust
1.670% due 08/25/2061 þ		688	627

NYO Commercial Mortgage Trust
6.356% due 11/15/2038 •		1,600	1,457

Residential Mortgage Securities PLC
6.159% due 06/20/2070 •	GBP	416	530

RESIMAC Premier
5.922% due 07/10/2052 •		$165	165

Sequoia Mortgage Trust
5.708% due 02/20/2034 •		77	69

Silverstone Master Issuer PLC
5.249% due 01/21/2070 •	GBP	210	267

Stratton Mortgage Funding PLC
5.279% due 07/20/2060		325	413

Structured Asset Mortgage Investments Trust
5.610% due 05/25/2045 •		$11	10
5.646% due 07/19/2035 •		1	1

Towd Point Mortgage Funding
5.523% due 10/20/2051	GBP	104	133
5.635% due 10/20/2051 •		278	354
5.841% due 07/20/2045 •		999	1,269
6.287% due 02/20/2054		337	428

Towd Point Mortgage Trust
2.250% due 12/25/2061 ~		$1,119	1,022
2.710% due 01/25/2060 ~		771	712
3.750% due 05/25/2058 ~		393	371
6.150% due 05/25/2058 •		338	337
6.150% due 10/25/2059 •		241	239

Verus Securitization Trust
5.811% due 05/25/2068		294	291

WaMu Mortgage Pass-Through Certificates Trust
4.976% due 02/25/2046 •		6	5
4.976% due 08/25/2046 •		6	6
5.176% due 11/25/2042 •		2	2

Wells Fargo Commercial Mortgage Trust
4.218% due 07/15/2046 ~		37	37

Total Non-Agency Mortgage-Backed Securities (Cost $48,877)			46,368

ASSET-BACKED SECURITIES 26.7%

ACAS CLO Ltd.
6.152% due 10/18/2028 •		1,572	1,562

ACE Securities Corp. Home Equity Loan Trust
5.930% due 04/25/2034 •		254	238

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ACREC LLC
7.321% due 02/19/2038 •		$500	$498

Anchorage Capital CLO Ltd.
6.310% due 07/15/2030 •		2,217	2,204

Apex Credit CLO Ltd.
6.500% due 09/20/2029 •		1,621	1,611

AREIT Trust
7.333% due 06/17/2039 •		2,800	2,800

Ares CLO Ltd.
6.310% due 01/15/2032 •		300	297

Bain Capital Euro CLO DAC
3.940% due 01/20/2032 •	EUR	1,193	1,273

BDS Ltd.
7.227% due 08/19/2038 •		$2,900	2,895

Birch Grove CLO Ltd.
6.682% due 06/15/2031 •		1,500	1,487

BMW Canada Auto Trust
5.430% due 01/20/2026	CAD	2,700	2,034

Capital One Prime Auto Receivables Trust
3.740% due 09/15/2025		$2,122	2,102

CarMax Auto Owner Trust
5.917% due 06/15/2026		2,700	2,709

Carmax Auto Owner Trust
5.967% due 12/15/2025 •		2,476	2,480

Carrington Mortgage Loan Trust
6.370% due 10/20/2029 •		2,591	2,575

Carvana Auto Receivables Trust
4.420% due 12/10/2025		593	590

Chesapeake Funding LLC
0.870% due 08/15/2032		244	243
6.317% due 05/15/2035		2,830	2,835

CIFC Funding Ltd.
6.223% due 10/24/2030 •		2,666	2,647

Citibank Credit Card Issuance Trust
5.774% due 04/22/2026 •		4,500	4,509

CLNC Ltd.
6.455% due 08/20/2035 •		30	29

Commonbond Student Loan Trust
2.550% due 05/25/2041		42	39

Countrywide Asset-Backed Certificates Trust
6.650% due 10/25/2034 •		540	531

CQS U.S. CLO Ltd.
7.698% due 07/20/2031 •		2,422	2,437

Credit Suisse First Boston Mortgage Securities Corp.
4.001% due 08/25/2032 •		2	2

Crestline Denali CLO Ltd.
6.413% due 10/23/2031 •		2,491	2,460

Dell Equipment Finance Trust
0.530% due 12/22/2026		1,866	1,826
5.840% due 01/22/2029		1,500	1,503

ECMC Group Student Loan Trust
5.900% due 02/27/2068 •		351	340
6.150% due 07/25/2069 •		307	301

Edsouth Indenture LLC
5.880% due 04/25/2039 •		19	19

EFS Volunteer LLC
6.105% due 10/25/2035 •		46	46

Elevation CLO Ltd.
6.478% due 10/15/2029 •		1,703	1,702

ELFI Graduate Loan Program LLC
1.530% due 12/26/2046		624	531

Enterprise Fleet Financing LLC
4.380% due 07/20/2029		1,371	1,342
5.760% due 10/22/2029		1,800	1,794

Finance America Mortgage Loan Trust
5.975% due 08/25/2034 •		152	141

FirstKey Homes Trust
1.266% due 10/19/2037		1,872	1,682

Ford Auto Securitization Trust
1.162% due 10/15/2025	CAD	1,060	783

Ford Auto Securitization Trust Asset-Backed Notes
4.956% due 10/15/2024		477	360

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ford Credit Auto Lease Trust
5.717% due 06/15/2025 •		$1,000	$1,000

Ford Credit Auto Owner Trust
5.587% due 04/15/2025 •		1,067	1,068
5.787% due 03/15/2026 •		4,000	4,011
5.827% due 08/15/2025 •		880	881

Fremont Home Loan Trust
5.885% due 01/25/2035 •		123	119

Gallatin CLO Ltd.
6.311% due 01/21/2028 •		313	313
6.350% due 07/15/2031 •		900	883

GM Financial Automobile Leasing Trust
5.776% due 10/21/2024 •		2,005	2,005

GM Financial Consumer Automobile Receivables Trust
5.667% due 09/16/2025 •		3,779	3,780
5.817% due 05/18/2026		3,000	3,004

GMF Canada Leasing Trust
5.458% due 04/21/2025	CAD	800	612

GoldenTree Loan Management U.S. CLO Ltd.
6.160% due 11/20/2030 •		$600	596

Greystone Commercial Real Estate Notes Ltd.
6.373% due 09/15/2037 •		225	222

HERA Commercial Mortgage Ltd.
6.207% due 02/18/2038 •		173	167

Hertz Vehicle Financing LLC
3.370% due 03/25/2025		300	296

Honda Auto Receivables Owner Trust
5.410% due 04/15/2026		1,000	997

Hyundai Auto Lease Securitization Trust
5.767% due 01/15/2025 •		1,146	1,147

Hyundai Auto Receivables Trust
5.817% due 12/15/2025		3,000	3,005

KKR CLO Ltd.
6.202% due 07/18/2030 •		1,643	1,628
6.210% due 07/15/2030 •		963	956

Kubota Credit Owner Trust
5.400% due 02/17/2026		4,000	3,966

LAD Auto Receivables Trust
5.930% due 06/15/2027		1,200	1,195

LCM LP
6.135% due 07/19/2027 •		1,349	1,342
6.290% due 10/20/2027 •		251	251

LCM Ltd.
6.330% due 04/20/2031 •		1,900	1,863
6.410% due 10/20/2028 •		694	690

LL ABS Trust
1.070% due 05/15/2029		39	38

LoanCore Issuer Ltd.
6.493% due 07/15/2036 •		2,000	1,955

Long Beach Mortgage Loan Trust
6.125% due 04/25/2035 •		359	355

M360 Ltd.
6.654% due 11/22/2038 •		400	393

Madison Park Funding Ltd.
6.499% due 07/29/2030 ~		1,976	1,969

Magnetite Ltd.
6.201% due 11/15/2028 •		593	589

Man GLG Euro CLO DAC
3.857% due 10/15/2030 •	EUR	220	236

Marathon Static CLO Ltd.
7.268% due 07/20/2030 •		$3,175	3,179

MASTR Asset-Backed Securities Trust
5.250% due 11/25/2036 •		2	1
5.850% due 09/25/2034 •		134	114

Mercedes-Benz Auto Receivables Trust
5.090% due 01/15/2026		2,500	2,491
5.260% due 10/15/2025		1,304	1,302

MF1 Multifamily Housing Mortgage Loan Trust
6.111% due 07/15/2036 •		651	642

MidOcean Credit CLO
6.329% due 01/29/2030 •		1,340	1,333
6.429% due 02/20/2031 •		893	885

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	17

Schedule of Investments	PIMCO Short-Term Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MMAF Equipment Finance LLC
5.570% due 09/09/2025		$2,100	$2,089

Morgan Stanley ABS Capital, Inc. Trust
6.050% due 05/25/2034 •		275	267

Mountain View CLO LLC
6.350% due 10/16/2029 •		541	538

Navient Private Education Loan Trust
2.650% due 12/15/2028		1	1

Navient Private Education Refi Loan Trust
1.170% due 09/16/2069		234	207
1.310% due 01/15/2069		641	579
1.690% due 05/15/2069		1,881	1,685
6.193% due 04/15/2069 •		1,327	1,306

Nelnet Student Loan Trust
5.850% due 09/27/2038 •		1,085	1,067
5.950% due 08/25/2067 •		601	593
6.050% due 06/27/2067 •		244	240

Nissan Auto Lease Trust
5.100% due 03/17/2025		4,700	4,681

Northstar Education Finance, Inc.
5.850% due 12/26/2031 •		8	8

NovaStar Mortgage Funding Trust
5.810% due 01/25/2036 •		120	118

OSD CLO Ltd.
6.130% due 04/17/2031 •		586	580

OZLM Ltd.
6.240% due 10/17/2029 •		361	358

Palmer Square European Loan Funding DAC
3.957% due 04/15/2031 •	EUR	975	1,046

Pawneee Equipment Receivables LLC
4.840% due 02/15/2028		$670	667

PFP Ltd.
7.376% due 08/19/2035 •		1,600	1,602

PRET LLC
2.240% due 09/27/2060 þ		104	98
2.487% due 07/25/2051 þ		1,073	996

Ready Capital Mortgage Financing LLC
7.463% due 10/25/2039 •		600	602

Renaissance Home Equity Loan Trust
3.823% due 08/25/2033 •		3	2
5.870% due 11/25/2034 •		4	3

SBA Tower Trust
3.869% due 10/15/2049 þ		1,000	970

SLC Student Loan Trust
5.381% due 05/15/2029 •		234	232

SLM Student Loan Trust
5.600% due 06/25/2043 •		512	500

SMB Private Education Loan Trust
1.340% due 03/17/2053		289	255
1.600% due 09/15/2054		343	304
6.000% due 09/15/2054 •		1,359	1,333
6.643% due 02/17/2032 •		30	30
6.917% due 05/16/2050 •		815	818

SoFi Consumer Loan Program Trust
5.810% due 05/15/2031		603	602
6.210% due 04/15/2031		1,334	1,335

Sound Point CLO Ltd.
6.263% due 01/23/2029 •		166	166

Stonepeak ABS
2.301% due 02/28/2033		206	186

Symphony Static CLO Ltd.
6.085% due 10/25/2029 •		994	983

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Theorem Funding Trust
1.210% due 12/15/2027		$19	$18

THL Credit Wind River CLO Ltd.
6.340% due 04/15/2031 •		2,500	2,469

Towd Point Asset Trust
5.857% due 11/20/2061 •		513	504

Venture CLO Ltd.
6.140% due 04/15/2027 •		825	823
6.240% due 07/20/2030 •		2,153	2,128
6.300% due 07/20/2030 •		3,276	3,246
6.311% due 09/07/2030 •		2,336	2,317
6.350% due 01/20/2029 •		601	597
6.380% due 04/20/2032 •		2,500	2,462

VMC Finance LLC
6.257% due 06/16/2036 •		924	906

Volkswagen Auto Loan Enhanced Trust
5.500% due 12/21/2026		2,700	2,694

World Omni Auto Receivables Trust
3.730% due 03/16/2026		1,518	1,503
5.250% due 11/16/2026		1,200	1,193

Total Asset-Backed Securities (Cost $156,458)			154,843

SOVEREIGN ISSUES 0.0%

Israel Government International Bond
3.750% due 03/31/2024	ILS	300	81

Total Sovereign Issues (Cost $81)			81

SHORT-TERM INSTRUMENTS 48.1%

COMMERCIAL PAPER 16.9%

American Electric Power Co., Inc.
5.440% due 08/07/2023		$3,400	3,380
5.440% due 08/08/2023		2,900	2,883

AT&T, Inc.
5.700% due 11/21/2023		2,500	2,443

Bacardi Martini BV
5.900% due 07/19/2023		5,800	5,784

Bank of Nova Scotia
4.800% due 08/18/2023	CAD	2,700	2,024

Bayer Corp.
5.830% due 07/10/2023		$3,600	3,595

Constellation Brands, Inc.
5.590% due 07/03/2023		5,800	5,797

Electricite de France SA
5.510% due 08/03/2023		2,900	2,885
5.510% due 08/04/2023		2,900	2,884

Enbridge (US), Inc.
5.400% due 07/12/2023		3,200	3,194
5.440% due 07/20/2023		3,200	3,190

Enel Finance America LLC
5.450% due 08/07/2023 (a)		300	298

Global Payments, Inc.
5.930% due 07/21/2023		1,100	1,096
5.950% due 07/14/2023		7,600	7,583

Haleon UK Capital PLC
5.500% due 08/07/2023 (a)		2,500	2,487
5.500% due 08/08/2023 (a)		3,300	3,282

International Flavors & Fragrances, Inc.
6.050% due 07/26/2023 (a)		2,300	2,291
6.050% due 07/27/2023 (a)		2,300	2,291
6.050% due 07/28/2023 (a)		1,200	1,195

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Keurig Dr Pepper, Inc.
5.250% due 07/05/2023	$1,500	$1,499

Parker-Hannifin Corp.
5.400% due 07/20/2023	5,800	5,783

Quanta Services, Inc.
5.900% due 07/07/2023	5,800	5,794

Targa Resources Corp.
5.950% due 07/20/2023	3,200	3,191

Thomson Reuters Corp.
5.500% due 07/19/2023	5,800	5,784

VW Credit, Inc.
5.400% due 07/26/2023	4,500	4,482
5.430% due 07/27/2023	1,300	1,295

Walgreens Boots Alliance, Inc.
5.850% due 07/07/2023 (a)	5,800	5,794
6.000% due 07/06/2023	5,800	5,794

		97,998

REPURCHASE AGREEMENTS (e) 3.5%
		20,471

SHORT-TERM NOTES 1.0%

CCG Receivables Trust
5.395% due 03/14/2024	602	602

Warnermedia Holdings, Inc.
3.428% due 03/15/2024	5,125	5,033

		5,635

U.S. TREASURY BILLS 26.7%
5.275% due 08/01/2023 - 10/31/2023 (a)(b)(c)(h)	156,172	154,812

Total Short-Term Instruments (Cost $278,940)		278,916

Total Investments in Securities (Cost $757,466)		749,450

	SHARES
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%

PIMCO Short Asset Portfolio	11,229	108

PIMCO Short-Term Floating NAV Portfolio III	4,793	47

Total Short-Term Instruments (Cost $158)		155

Total Investments in Affiliates (Cost $158)		155

Total Investments 129.3% (Cost $757,624)		$749,605

Financial Derivative Instruments (f)(g) (0.0)% (Cost or Premiums, net $(487))		(241)

Other Assets and Liabilities, net (29.3)%		(169,841)

Net Assets 100.0%		$579,523

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.

(d)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Credit Suisse AG	5.167%	11/20/2023	02/09/2023	$694	$664	0.12%
Deutsche Bank AG	0.898	05/28/2024	05/25/2021 - 05/31/2023	1,071	1,046	0.18

				$1,765	$1,710	0.30%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	5.110%	06/30/2023	07/03/2023	$19,700	U.S. Treasury Notes 2.375% due 03/31/2029	$(20,091)	$19,700	$19,708
FICC	2.400	06/30/2023	07/03/2023	771	U.S. Treasury Notes 4.625% due 06/30/2025	(786)	771	771

Total Repurchase Agreements						$(20,877)	$20,471	$20,479

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BPS	$19,708	$0	$0	$19,708	$(20,091)	$(383)
FICC	771	0	0	771	(786)	(15)

Total Borrowings and Other Financing Transactions	$20,479	$0	$ 0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(1,773) at a weighted average interest rate of 5.045%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	19

Schedule of Investments	PIMCO Short-Term Portfolio	(Cont.)

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2023	131	$(26,638)	$267	$4	$0
U.S. Treasury 5-Year Note September Futures	09/2023	275	(29,451)	324	0	0
U.S. Treasury 10-Year Note September Futures	09/2023	23	(2,582)	48	0	(3)
U.S. Treasury Ultra 10-Year Note September Futures	09/2023	12	(1,421)	17	0	(4)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2023	4	(545)	(2)	0	(5)

Total Futures Contracts				$654	$4	$(12)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
								Asset	Liability
CDX.IG-40 5-Year Index	(1.000)%	Quarterly	06/20/2028	$62,500	$(487)	$(471)	$(958)	$0	$(84)

Total Swap Agreements					$(487)	$(471)	$(958)	$0	$(84)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$4	$0	$4	$0	$(12)	$(84)	$(96)

Cash of $3,001 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	07/2023		$2,062	CAD	2,727	$0	$(4)
	07/2023		689	GBP	545	3	0
	08/2023	AUD	34,876		$23,575	315	0
	08/2023		$4,924	AUD	7,322	0	(40)
	11/2023		83	ILS	301	0	(1)
	12/2023	CAD	2,700		$1,988	0	(55)
	02/2024		1,000		747	0	(11)

CBK	07/2023		1,962		1,440	0	(41)
	07/2023	EUR	4,050		4,346	0	(73)

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2023	ILS	295		$89	$9	$0
	04/2024		301		83	1	0

DUB	02/2024	CAD	1,500		1,120	0	(16)

MBC	07/2023		615		461	0	(4)
	07/2023	GBP	5,531		6,847	0	(178)
	08/2023	CAD	2,700		1,985	0	(54)

SCX	07/2023		43		33	0	0
	08/2023		$33	CAD	43	0	0

TOR	07/2023	CAD	106		$80	0	0
	07/2023		$6,336	GBP	4,986	0	(4)
	08/2023	GBP	4,986		$6,337	4	0
	08/2023		$80	CAD	106	0	0

Total Forward Foreign Currency Contracts						$332	$(481)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
BOA	$318	$0	$0	$318	$(111)	$0	$0	$(111)	$207	$(330)	$(123)
CBK	10	0	0	10	(114)	0	0	(114)	(104)	0	(104)
DUB	0	0	0	0	(16)	0	0	(16)	(16)	0	(16)
MBC	0	0	0	0	(236)	0	0	(236)	(236)	261	25
TOR	4	0	0	4	(4)	0	0	(4)	0	0	0

Total Over the Counter	$332	$0	$0	$332	$(481)	$0	$0	$(481)

(h)

Securities with an aggregate market value of $261 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$4	$4

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$332	$0	$332

	$0	$0	$0	$332	$4	$336

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$12	$12
Swap Agreements	0	84	0	0	0	84

	$0	$84	$0	$0	$12	$96

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$481	$0	$481

	$0	$84	$0	$481	$12	$577

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	21

Schedule of Investments	PIMCO Short-Term Portfolio	(Cont.)	June 30, 2023	(Unaudited)

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended June 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$701	$701
Swap Agreements	0	(380)	0	0	57	(323)

	$0	$(380)	$0	$0	$758	$378

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$218	$0	$218

	$0	$(380)	$0	$218	$758	$596

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$449	$449
Swap Agreements	0	(719)	0	0	(21)	(740)

	$0	$(719)	$0	$0	$428	$(291)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$431	$0	$431

	$0	$(719)	$0	$431	$428	$140

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$2,000	$2,000
Corporate Bonds & Notes
Banking & Finance	0	130,292	0	130,292
Industrials	0	58,520	0	58,520
Utilities	0	18,537	0	18,537
Municipal Bonds & Notes
Louisiana	0	315	0	315
U.S. Government Agencies	0	59,578	0	59,578
Non-Agency Mortgage-Backed Securities	0	46,325	43	46,368
Asset-Backed Securities	0	154,843	0	154,843
Sovereign Issues	0	81	0	81
Short-Term Instruments
Commercial Paper	5,769	92,229	0	97,998
Repurchase Agreements	0	20,471	0	20,471
Short-Term Notes	0	5,635	0	5,635
U.S. Treasury Bills	0	154,812	0	154,812

	$5,769	$741,638	$2,043	$749,450

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$155	$0	$0	$155

Total Investments	$5,924	$741,638	$2,043	$749,605

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$4	$0	$4
Over the counter	0	332	0	332

	$0	$336	$0	$336

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(96)	0	(96)
Over the counter	0	(481)	0	(481)

	$0	$(577)	$0	$(577)

Total Financial Derivative Instruments	$0	$(241)	$0	$(241)

Totals	$5,924	$741,397	$2,043	$749,364

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements	June 30, 2023	(Unaudited)

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO Short-Term Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Foreign Currency Translation  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

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Notes to Financial Statements	(Cont.)

(c) Multi-Class Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the

Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain Portfolios, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates  In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. In December 2022, FASB issued ASU 2022-06, which includes amendments to extend the duration of the LIBOR transition relief to December 31, 2024, after which entities will no longer be permitted to apply the reference rate reform relief. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Portfolio’s investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Portfolio’s financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the

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unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will change the disclosures provided to shareholders. The rule is effective as of January 24, 2023, but the SEC is providing an 18-month compliance period after the effective date other than for rule amendments addressing fee and expense information in advertisements that might be materially misleading. At this time, management is evaluating the implications of these changes on the financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business days after the trade date (T+1). The effective date was May 5, 2023, and the compliance date for the amendments is May 28, 2024. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The NAV of the Portfolio’s shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to

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Notes to Financial Statements	(Cont.)

investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest

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rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and

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Notes to Financial Statements	(Cont.)

options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing

Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended June 30, 2023 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$105	$3	$0	$0	$0	$108	$3	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$46	$1	$0	$0	$0	$47	$1	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

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(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Loans and Other Indebtedness, Loan Participations and Assignments  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Portfolio. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Portfolio may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolio may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s

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Notes to Financial Statements	(Cont.)

prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Portfolio as of June 30, 2023, as applicable, are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the

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Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop.’ A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Short sales are transactions in which the Portfolio sells a security that it may not own. The Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(e) Interfund Lending  In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A

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Notes to Financial Statements	(Cont.)

lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2023, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Swap Agreements  are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified

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as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced

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Notes to Financial Statements	(Cont.)

obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Credit default swaps on credit indices may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate Risk  is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons

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(e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower- yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, major litigation, investigations or other controversies, changes in financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Over- the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty, resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

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Notes to Financial Statements	(Cont.)

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk  is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

LIBOR Transition Risk  is the risk related to the anticipated discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by a Portfolio rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on a Portfolio or on certain instruments in which the Portfolio invests, which can be difficult to ascertain and could result in losses to a Portfolio.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruption Risk  The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets  Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

36	PIMCO VARIABLE INSURANCE TRUST

June 30, 2023	(Unaudited)

Operational Risk  An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk  As the use of technology has become more prevalent in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

SEMIANNUAL REPORT	|	JUNE 30, 2023	37

Notes to Financial Statements	(Cont.)

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. Portability of exposure reduces risk to the Portfolio. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Administrative Class	Advisor Class
0.25%	0.20%	0.20%	0.20%

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing

38	PIMCO VARIABLE INSURANCE TRUST

June 30, 2023	(Unaudited)

costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through May 1, 2024, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of June 30, 2023, the amount was $245.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed as set forth above (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the

Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of June 30, 2023, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer employee, other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2023, were as follows (amounts in thousands†):

Purchases	Sales	Purchases	Sales

$101,101	$68,929	$117,305	$132,515

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	|	JUNE 30, 2023	39

Notes to Financial Statements	(Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2023 (Unaudited)		Year Ended 12/31/2022

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	117	$1,188	3,087	$31,235

Administrative Class	3,873	39,233	14,464	146,897

Advisor Class	3,000	30,364	8,918	90,335
Issued as reinvestment of distributions

Institutional Class	140	1,419	140	1,416

Administrative Class	512	5,193	447	4,511

Advisor Class	506	5,131	428	4,317
Cost of shares redeemed

Institutional Class	(377)	(3,816)	(2,534)	(25,560)

Administrative Class	(5,374)	(54,419)	(9,870)	(100,083)

Advisor Class	(3,666)	(37,099)	(5,977)	(60,417)

Net increase (decrease) resulting from Portfolio share transactions	(1,269)	$(12,806)	9,103	$92,651

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2023, four shareholders each owned 10% or more of the Portfolio’s total outstanding shares comprising 61% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2023, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, the Portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended December 31, 2022, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$608	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

40	PIMCO VARIABLE INSURANCE TRUST

June 30, 2023	(Unaudited)

As of June 30, 2023, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$757,150	$1,781	$(9,779)	$(7,998)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	|	JUNE 30, 2023	41

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

BOA	Bank of America N.A.	DUB	Deutsche Bank AG	SCX	Standard Chartered Bank, London

BPS	BNP Paribas S.A.	FICC	Fixed Income Clearing Corporation	TOR	The Toronto-Dominion Bank

CBK	Citibank N.A.	MBC	HSBC Bank Plc

Currency Abbreviations:

AUD	Australian Dollar	EUR	Euro	ILS	Israeli Shekel

CAD	Canadian Dollar	GBP	British Pound	USD (or $)	United States Dollar

Exchange Abbreviations:

OTC	Over the Counter

Index/Spread Abbreviations:

BBSW3M	3 Month Bank Bill Swap Rate	SOFR	Secured Overnight Financing Rate	US0003M	ICE 3-Month USD LIBOR

CDX.IG	Credit Derivatives Index - Investment Grade	SOFRINDX	Secured Overnight Financing Rate Index

Municipal Bond or Agency Abbreviations:

NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:

ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	REMIC	Real Estate Mortgage Investment Conduit

ALT	Alternate Loan Trust	DAC	Designated Activity Company	TBA	To-Be-Announced

BBSW	Bank Bill Swap Reference Rate

42	PIMCO VARIABLE INSURANCE TRUST

Liquidity Risk Management Program	(Unaudited)

In compliance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended (“1940 Act”), PIMCO Variable Insurance Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for each series of the Trust (each a “Portfolio” and collectively, the “Portfolios”) not regulated as a money market fund under 1940 Act Rule 2a-7, which is reasonably designed to assess and manage the Portfolios’ liquidity risk. The Trust’s Board of Trustees (the “Board”) previously approved the designation of the PIMCO Liquidity Risk Committee (the “Administrator”) as Program administrator. The PIMCO Liquidity Risk Committee consists of senior members from certain PIMCO business areas, such as Portfolio Risk Management, Americas Operations, Compliance, Account Management and Portfolio Management, and is advised by members of PIMCO Legal.

A Portfolio’s “liquidity risk” is the risk that the Portfolio could not meet requests to redeem shares issued by the Portfolio without significant dilution of the remaining investors’ interests in the Portfolio. In accordance with the Program, each Portfolio’s liquidity risk is assessed no less frequently than annually taking into consideration a variety of factors, including, as applicable, the Portfolio’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions. Each Portfolio portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. Each Portfolio has adopted a “Highly Liquid Investment Minimum” (or “HLIM”), which is a minimum amount of Portfolio net assets to be invested in highly liquid investments that are assets. As required under the Liquidity Rule, each Portfolio’s HLIM is periodically reviewed, no less frequently than annually, and the Portfolios have adopted policies and procedures for responding to a shortfall of a Portfolio’s highly liquid investments below its HLIM. The Liquidity Rule also limits the Portfolios’ investments in illiquid investments by prohibiting a Portfolio from acquiring any illiquid investment if, immediately after the acquisition, the Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. Certain non-public reporting is generally required if a Portfolio’s holdings of illiquid investments that are assets were to exceed 15% of Portfolio net assets.

At a meeting of the Board held on February 7-8, 2023, the Board received a report (the “Report”) from the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the 12-month period ended December 31, 2022. The Report reviewed the operation of the Program’s components during such period and stated that the Program is operating effectively to assess and manage each Portfolio’s liquidity risk and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Portfolio’s liquidity developments. This has remained true for the 12-month period ended June 30, 2023.

SEMIANNUAL REPORT	|	JUNE 30, 2023	43

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

1100 Main Street, Suite 400

Kansas City, MO 64105

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Portfolio listed on the Report cover.

pimco.com/pvit

PVIT17SAR_063023

PIMCO VARIABLE INSURANCE TRUST

Semiannual Report

June 30, 2023

PIMCO Total Return Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Market Insights

Dear Shareholder,

This semiannual report covers the six-month reporting period ended June 30, 2023 (the “reporting period”). On the subsequent pages, you will find details regarding investment results and a discussion of certain factors that affected performance during the reporting period.

Amid elevated inflation in many countries during the reporting period, the global economy faced challenges from higher interest rates, tighter credit conditions stemming from the turmoil in the banking sector (especially in the United States (“U.S.”)), and geopolitical concerns. While the U.S. economy showed signs of resilience, some European economies experienced slower growth over the reporting period.

Continued central bank efforts to combat inflation

While inflation remained elevated over the reporting period, many central banks raised interest rates to rein in rising prices. The U.S. Federal Reserve (the “Fed”) raised the federal funds rate at 10 consecutive meetings, beginning in March 2022 through May 2023. In June 2023, the Fed then paused from raising rates in order to “assess additional information and its implications for monetary policy.” Meanwhile, the Bank of England and European Central Bank raised interest rates for the 13th and eighth consecutive time, respectively, as of June 2023. In contrast, the Bank of Japan maintained its accommodative monetary policy stance.

Mixed financial market returns

The yield on the benchmark 10-year U.S. Treasury declined over the reporting period, while 10-year bond yields in most other developed market countries increased. The overall global credit bond market delivered positive total returns. Higher-rated global bonds underperformed lower-rated bonds. Global equities rallied, while commodity prices were volatile and produced mixed returns. The U.S. dollar weakened against the euro and the British pound, but appreciated against the Japanese yen.

Amid evolving conditions, we will continue to work diligently to navigate global markets and manage the assets that you have entrusted with us. We encourage you to speak with your financial advisor about your goals, and visit global.pimco.com for our latest insights.

Sincerely, Peter G. Strelow Chairman of the Board PIMCO Variable Insurance Trust

Total Returns of Certain Asset Classes for the Period Ended June 30, 2023

Asset Class (as measured by, currency)	Six-Month

U.S. large cap equities (S&P 500 Index, USD)	16.89%

Global equities (MSCI World Index, USD)	15.09%

European equities (MSCI Europe Index, EUR)	11.12%

Emerging market equities (MSCI Emerging Markets Index, EUR)	4.89%

Japanese equities (Nikkei 225 Index, JPY)	28.65%

Emerging market local bonds (JPMorgan Government Bond Index-Emerging Markets Global Diversified Index, USD Unhedged)	7.79%

Emerging market external debt (JPMorgan Emerging Markets Bond Index (EMBI) Global, USD Hedged)	3.81%

Below investment grade bonds (ICE BofAML Developed Markets High Yield Constrained Index, USD Hedged)	5.45%

Global investment grade credit bonds (Bloomberg Global Aggregate Credit Index, USD Hedged)	3.00%

Fixed-rate, local currency government debt of investment grade countries (Bloomberg Global Treasury Index, USD Hedged)	3.13%

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Statements concerning financial market trends are based on current market conditions, which will fluctuate. There is no guarantee that these investment strategies will work under all market conditions or are appropriate for all investors and each investor should evaluate their ability to invest for the long-term, especially during periods of downturn in the market. Outlook and strategies are subject to change without notice.

2	PIMCO VARIABLE INSURANCE TRUST

Important Information About the PIMCO Total Return Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Total Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, continue to increase. In efforts to combat inflation, the U.S. Federal Reserve raised interest rates multiple times in 2022 and 2023. Thus, the Portfolio currently faces a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Allocation Breakdown and Schedule of Investments sections of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that have provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European, and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of the Portfolio and its shareholders.

The Portfolio may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use

SEMIANNUAL REPORT	|	JUNE 30, 2023	3

Important Information About the PIMCO Total Return Portfolio	(Cont.)

of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Portfolio or a reduction in the effectiveness of related Portfolio transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Portfolio that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Portfolio.

U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Portfolio and issuers in which it invests. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, continued volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Portfolio and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart reflects only Administrative Class performance. Performance may vary by share class based on each class’s expense ratios. The Portfolio measures its performance against at least one broad-based securities market index (“benchmark index”). The benchmark index does not take into account fees, expenses, or taxes. The Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. There is no assurance that the Portfolio, even if the Portfolio has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Portfolio’s total return in excess of that of the Portfolio’s benchmark between reporting periods or 2) the Portfolio’s total return in excess of the Portfolio’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Portfolio’s performance as compared to one or more previous reporting periods. Historical performance for the Portfolio or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

The following table discloses the inception dates of the Portfolio and its share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO Total Return Portfolio	12/31/97	04/10/00	12/31/97	02/28/06	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize

4	PIMCO VARIABLE INSURANCE TRUST

service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

SEC rules allow shareholder reports to be delivered to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Investors may elect to receive all future reports in paper free of charge by contacting their insurance company. Any election to receive reports in paper will apply to all portfolio companies available under the investor’s contract at the insurance company.

In May 2022, the SEC proposed amendments to a current rule governing portfolio naming conventions. In general, the current rule requires portfolios with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The proposed amendments would expand the scope of the current rule in a number of ways that would result in an expansion of the types of portfolio names that would require the portfolio to adopt an 80% investment policy under the rule. Additionally, the proposed amendments would modify the circumstances under which a portfolio may deviate from its 80% investment policy and address the use and valuation of derivatives instruments for purposes of the rule. The proposal’s impact on the Portfolio will not be known unless and until any final rulemaking is adopted.

In May 2022, the SEC proposed a framework that would require certain registered portfolios (such as the Portfolio) to disclose their environmental, social, and governance (“ESG”) investing practices. Among other things, the proposed requirements would mandate that portfolios meeting three pre-defined classifications (i.e., integrated, ESG focused and/or impact funds) provide prospectus and shareholder report disclosure related to the ESG factors, criteria and processes used in managing the portfolio. The proposal’s impact on the Portfolio will not be known unless and until any final rulemaking is adopted.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will impact the disclosures provided to shareholders. The rule amendments are effective as of January 24, 2023, but the SEC is providing an 18-month compliance period following the effective date for such amendments other than those addressing fee and expense information in advertisements that might be materially misleading.

In November 2022, the SEC proposed rule amendments which, among other things, would require funds to adopt swing pricing in order to mitigate dilution of shareholders’ interests in a fund by requiring the adjustment of fund net asset value per share to pass on costs stemming from shareholder purchase or redemption activity. In addition the proposed rule would amend the liquidity rule framework. The proposal’s impact on the Portfolio will not be known unless and until any final rulemaking is adopted.

In November 2022, the SEC adopted amendments to Form N-PX under the Act to improve the utility to investors of proxy voting information reported by mutual funds, ETFs and certain other funds. The rule amendments will expand the scope of funds’ Form N-PX reporting

SEMIANNUAL REPORT	|	JUNE 30, 2023	5

Important Information About the PIMCO Total Return Portfolio	(Cont.)

obligations, subject managers to Form N-PX reporting obligations for “Say on Pay” votes, enhance Form N-PX disclosures, permit joint reporting by funds, managers and affiliated managers on Form N-PX; and require website availability of fund proxy voting records. The amendments will become effective on July 1, 2024. Funds and managers will be required to file their first reports covering the period from July 1, 2023 to June 30, 2024 on amended Form N-PX by August 31, 2024.

6	PIMCO VARIABLE INSURANCE TRUST

PIMCO Total Return Portfolio

Cumulative Returns Through June 30, 2023

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown as of June 30, 2023†§

U.S. Government Agencies	36.3%

Corporate Bonds & Notes	23.0%

Asset-Backed Securities	13.0%

U.S. Treasury Obligations	12.3%

Non-Agency Mortgage-Backed Securities	9.6%

Short-Term Instruments‡	3.2%

Sovereign Issues	1.6%

Other	1.0%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended June 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Inception≈
PIMCO Total Return Portfolio Institutional Class	2.06%	(1.00)%	0.71%	1.57%	4.46%
PIMCO Total Return Portfolio Administrative Class	1.99%	(1.15)%	0.56%	1.42%	4.32%
PIMCO Total Return Portfolio Advisor Class	1.94%	(1.25)%	0.46%	1.32%	3.48%
Bloomberg U.S. Aggregate Index±	2.09%	(0.94)%	0.77%	1.52%	3.98%♦

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

≈ For class inception dates please refer to the Important Information.

♦ Average annual total return since 12/31/1997.

± Bloomberg U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

It is not possible to invest directly in an unmanaged index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the prices of individual positions (which may be sourced from different pricing vendors or other sources) used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via (888) 87-PIMCO.

The Portfolio’s total annual operating expense ratio, as stated in the Portfolio’s currently-effective prospectus (as of the date of this report), were 0.52% for Institutional Class shares, 0.67% for Administrative Class shares, and 0.77% for Advisor Class shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO Total Return Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current prospectus for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance (on a gross basis) during the reporting period:

»	Tactical U.S. duration positioning, particularly overweight exposure to the intermediate part of the yield curve, contributed to relative performance, as yields fell during the first quarter of 2023.

»	Long exposure to senior securitized assets, particularly AAA-rated collateralized loan obligations, contributed to returns, as spreads tightened.

»	Short exposure to duration in Japan detracted from relative performance, as yields fell.

»	Security selection within subordinated financials detracted from performance.

SEMIANNUAL REPORT	|	JUNE 30, 2023	7

Expense Example PIMCO Total Return Portfolio

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held from January 1, 2023 to June 30, 2023 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)	Expenses Paid During Period*	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$1,020.60	$2.71	$1,000.00	$1,022.12	$2.71	0.54%
Administrative Class	1,000.00	1,019.90	3.46	1,000.00	1,021.37	3.46	0.69
Advisor Class	1,000.00	1,019.40	3.96	1,000.00	1,020.88	3.96	0.79

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

8	PIMCO VARIABLE INSURANCE TRUST

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SEMIANNUAL REPORT	|	JUNE 30, 2023	9

Financial Highlights	PIMCO Total Return Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Total
Institutional Class

01/01/2023 - 06/30/2023+	$8.98	$0.18	$0.01	$0.19	$(0.17)	$0.00	$(0.17)

12/31/2022	10.76	0.28	(1.80)	(1.52)	(0.26)	0.00	(0.26)

12/31/2021	11.59	0.23	(0.36)	(0.13)	(0.22)	(0.48)	(0.70)

12/31/2020	11.02	0.25	0.71	0.96	(0.26)	(0.13)	(0.39)

12/31/2019	10.48	0.34	0.54	0.88	(0.34)	0.00	(0.34)

12/31/2018	10.94	0.30	(0.34)	(0.04)	(0.29)	(0.13)	(0.42)
Administrative Class

01/01/2023 - 06/30/2023+	8.98	0.17	0.01	0.18	(0.16)	0.00	(0.16)

12/31/2022	10.76	0.26	(1.79)	(1.53)	(0.25)	0.00	(0.25)

12/31/2021	11.59	0.21	(0.36)	(0.15)	(0.20)	(0.48)	(0.68)

12/31/2020	11.02	0.24	0.70	0.94	(0.24)	(0.13)	(0.37)

12/31/2019	10.48	0.32	0.55	0.87	(0.33)	0.00	(0.33)

12/31/2018	10.94	0.28	(0.34)	(0.06)	(0.27)	(0.13)	(0.40)
Advisor Class

01/01/2023 - 06/30/2023+	8.98	0.17	0.00	0.17	(0.15)	0.00	(0.15)

12/31/2022	10.76	0.26	(1.80)	(1.54)	(0.24)	0.00	(0.24)

12/31/2021	11.59	0.20	(0.36)	(0.16)	(0.19)	(0.48)	(0.67)

12/31/2020	11.02	0.23	0.70	0.93	(0.23)	(0.13)	(0.36)

12/31/2019	10.48	0.31	0.55	0.86	(0.32)	0.00	(0.32)

12/31/2018	10.94	0.27	(0.34)	(0.07)	(0.26)	(0.13)	(0.39)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio. Additionally, excludes initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.00	2.06%	$315,606	0.54	%*	0.54	%*	0.50	%*	0.50	%*	3.98	%*	218%

8.98	(14.17)	278,918	0.52		0.52		0.50		0.50		2.90		411

10.76	(1.12)	392,304	0.50		0.50		0.50		0.50		2.10		308

11.59	8.81	160,779	0.54		0.54		0.50		0.50		2.22		514

11.02	8.52	129,771	0.71		0.71		0.50		0.50		3.11		534

10.48	(0.38)	83,675	0.76		0.76		0.50		0.50		2.78		631

9.00	1.99	2,356,543	0.69	*	0.69	*	0.65	*	0.65	*	3.81	*	218

8.98	(14.30)	2,597,117	0.67		0.67		0.65		0.65		2.76		411

10.76	(1.27)	3,426,140	0.65		0.65		0.65		0.65		1.90		308

11.59	8.65	3,980,729	0.69		0.69		0.65		0.65		2.08		514

11.02	8.36	4,031,074	0.86		0.86		0.65		0.65		2.98		534

10.48	(0.53)	3,961,602	0.91		0.91		0.65		0.65		2.62		631

9.00	1.94	1,910,193	0.79	*	0.79	*	0.75	*	0.75	*	3.72	*	218

8.98	(14.39)	1,891,377	0.77		0.77		0.75		0.75		2.67		411

10.76	(1.36)	2,346,735	0.75		0.75		0.75		0.75		1.81		308

11.59	8.54	2,615,776	0.79		0.79		0.75		0.75		1.98		514

11.02	8.25	2,225,815	0.96		0.96		0.75		0.75		2.88		534

10.48	(0.63)	2,420,067	1.01		1.01		0.75		0.75		2.51		631

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	11

Statement of Assets and Liabilities	PIMCO Total Return Portfolio	June 30, 2023	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$5,849,336
Investments in Affiliates	146,028
Financial Derivative Instruments
Exchange-traded or centrally cleared	3,197
Over the counter	8,411
Deposits with counterparty	48,791
Foreign currency, at value	4,715
Receivable for investments sold	3,761
Receivable for investments sold on a delayed-delivery basis	655
Receivable for TBA investments sold	1,809,456
Receivable for Portfolio shares sold	15,991
Interest and/or dividends receivable	30,619
Dividends receivable from Affiliates	668
Total Assets	7,921,628

Liabilities:

Borrowings & Other Financing Transactions
Payable for sale-buyback transactions	$6,703
Payable for short sales	137,695
Financial Derivative Instruments
Exchange-traded or centrally cleared	11,288
Over the counter	15,279
Payable for investments purchased	401
Payable for investments in Affiliates purchased	668
Payable for TBA investments purchased	3,157,988
Deposits from counterparty	2,652
Payable for Portfolio shares redeemed	3,837
Overdraft due to custodian	45
Accrued investment advisory fees	1,001
Accrued supervisory and administrative fees	1,001
Accrued distribution fees	416
Accrued servicing fees	310
Accrued reimbursement to PIMCO	2
Total Liabilities	3,339,286

Net Assets	$4,582,342

Net Assets Consist of:

Paid in capital	$5,532,885
Distributable earnings (accumulated loss)	(950,543)

Net Assets	$4,582,342

Net Assets:

Institutional Class	$315,606
Administrative Class	2,356,543
Advisor Class	1,910,193

Shares Issued and Outstanding:

Institutional Class	35,051
Administrative Class	261,713
Advisor Class	212,144

Net Asset Value Per Share Outstanding(a):

Institutional Class	$9.00
Administrative Class	9.00
Advisor Class	9.00

Cost of investments in securities	$6,383,886
Cost of investments in Affiliates	$151,163
Cost of foreign currency held	$4,946
Proceeds received on short sales	$138,502
Cost or premiums of financial derivative instruments, net	$1,837

* Includes repurchase agreements of:	$7,980

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Total Return Portfolio

Six Months Ended June 30, 2023
(Amounts in thousands†)

Investment Income:

Interest	$101,252
Dividends from Investments in Affiliates	3,368
Miscellaneous income	252
Total Income	104,872

Expenses:

Investment advisory fees	5,820
Supervisory and administrative fees	5,820
Distribution and/or servicing fees - Administrative Class	1,844
Distribution and/or servicing fees - Advisor Class	2,376
Trustee fees	99
Interest expense	904
Miscellaneous expense	5
Total Expenses	16,868
Waiver and/or Reimbursement by PIMCO	(4)
Net Expenses	16,864

Net Investment Income (Loss)	88,008

Net Realized Gain (Loss):

Investments in securities	(74,165)
Exchange-traded or centrally cleared financial derivative instruments	(21,640)
Over the counter financial derivative instruments	(13,997)
Foreign currency	(1,488)

Net Realized Gain (Loss)	(111,290)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	107,018
Investments in Affiliates	731
Exchange-traded or centrally cleared financial derivative instruments	4,168
Over the counter financial derivative instruments	7,536
Foreign currency assets and liabilities	(330)

Net Change in Unrealized Appreciation (Depreciation)	119,123

Net Increase (Decrease) in Net Assets Resulting from Operations	$95,841

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	13

Statements of Changes in Net Assets	PIMCO Total Return Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$88,008	$143,434
Net realized gain (loss)	(111,290)	(290,083)
Net change in unrealized appreciation (depreciation)	119,123	(713,224)

Net Increase (Decrease) in Net Assets Resulting from Operations	95,841	(859,873)

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(5,441)	(8,439)
Administrative Class	(43,167)	(75,457)
Advisor Class	(32,508)	(51,075)

Total Distributions(a)	(81,116)	(134,971)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(199,795)	(402,923)

Total Increase (Decrease) in Net Assets	(185,070)	(1,397,767)

Net Assets:

Beginning of period	4,767,412	6,165,179
End of period	$4,582,342	$4,767,412

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Total Return Portfolio	June 30, 2023	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 127.6%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

Castlelake LP
2.950% (LIBOR03M + 2.950%) due 05/13/2031 «~		$9,215	$8,386

Total Loan Participations and Assignments (Cost $9,204)			8,386

CORPORATE BONDS & NOTES 30.0%

BANKING & FINANCE 16.3%

Alexandria Real Estate Equities, Inc.
4.300% due 01/15/2026		699	675
4.500% due 07/30/2029		4,500	4,258

American Assets Trust LP
3.375% due 02/01/2031		2,800	2,193

American Express Co.
2.550% due 03/04/2027		2,300	2,096

American Tower Corp.
2.750% due 01/15/2027		13,400	12,203
3.375% due 05/15/2024		2,500	2,448

Aviation Capital Group LLC
4.125% due 08/01/2025		14,600	13,645

Bank of America Corp.
1.197% due 10/24/2026 •		5,700	5,131
3.384% due 04/02/2026 •		1,900	1,822

Banque Federative du Credit Mutuel SA
6.210% (US0003M + 0.960%) due 07/20/2023 ~		13,400	13,403

Barclays PLC
3.650% due 03/16/2025		500	480
7.437% due 11/02/2033 •		4,000	4,330

BGC Partners, Inc.
8.000% due 05/25/2028		5,000	4,836

Blue Owl Finance LLC
3.125% due 06/10/2031		8,100	6,171

BNP Paribas SA
2.871% due 04/19/2032 •		17,000	13,938
4.705% due 01/10/2025 •		14,400	14,274

Cape Lookout Re Ltd.
10.278% (T-BILL 3MO + 5.000%) due 03/28/2029 ~		4,900	4,641

Capital One Financial Corp.
2.636% due 03/03/2026 •		200	187
4.166% due 05/09/2025 •		3,200	3,118
4.985% due 07/24/2026 •		9,600	9,309

Carlyle Finance Subsidiary LLC
3.500% due 09/19/2029		4,900	4,308

Citigroup, Inc.
2.572% due 06/03/2031 •(h)		3,905	3,260

Commonwealth Bank of Australia
2.552% due 03/14/2027		4,700	4,307

Cooperatieve Rabobank UA
1.106% due 02/24/2027 •		8,000	7,076

Credit Agricole SA
1.907% due 06/16/2026 •		11,300	10,408

Credit Suisse AG
6.500% due 08/08/2023 (g)		3,800	3,786

Credit Suisse AG AT1 Claim ^		12,700	508

CubeSmart LP
2.250% due 12/15/2028		8,200	6,920

Danske Bank AS
4.298% due 04/01/2028 •		14,000	13,081

Deutsche Bank AG
3.547% due 09/18/2031 •		5,000	4,155
3.961% due 11/26/2025 •		25,200	24,040

EPR Properties
3.750% due 08/15/2029		4,300	3,501

European Investment Bank
0.500% due 08/10/2023	AUD	2,600	1,725

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Federal Realty OP LP
3.500% due 06/01/2030		$6,800	$5,925

Ford Motor Credit Co. LLC
3.250% due 09/15/2025	EUR	4,900	5,142
3.375% due 11/13/2025		$6,600	6,143
4.535% due 03/06/2025	GBP	1,600	1,932

FORESEA Holding SA
7.500% due 06/15/2030 «		$1,966	1,750

GA Global Funding Trust
1.950% due 09/15/2028		15,400	12,921

GLP Capital LP
5.250% due 06/01/2025		3,200	3,137
5.750% due 06/01/2028		7,900	7,736

Goldman Sachs Group, Inc.
3.750% due 05/22/2025		10,897	10,523
6.491% (US0003M + 1.170%) due 05/15/2026 ~		8,400	8,504

Goodman U.S. Finance Five LLC
4.625% due 05/04/2032		14,000	12,885

Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		11,200	10,165

GSPA Monetization Trust
6.422% due 10/09/2029		4,977	4,761

Hanwha Life Insurance Co. Ltd.
3.379% due 02/04/2032 •		6,800	6,094

Highwoods Realty LP
4.125% due 03/15/2028		3,600	3,153

HSBC Holdings PLC
6.000% due 09/29/2023 •(f)(g)	EUR	1,700	1,846
6.254% due 03/09/2034 •		$4,600	4,718
7.390% due 11/03/2028 •		7,200	7,606

ING Groep NV
3.950% due 03/29/2027		1,000	948
4.625% due 01/06/2026		3,700	3,610

Intercontinental Exchange, Inc.
2.100% due 06/15/2030		7,000	5,867

JPMorgan Chase & Co.
1.578% due 04/22/2027 •		17,000	15,278
2.182% due 06/01/2028 •		16,000	14,231

Kilroy Realty LP
3.050% due 02/15/2030		2,200	1,723

LeasePlan Corp. NV
2.875% due 10/24/2024		8,200	7,816

Lloyds Bank PLC
0.000% due 04/02/2032 þ		15,000	9,406

MassMutual Global Funding
5.050% due 12/07/2027		7,900	7,895

Mid-America Apartments LP
2.750% due 03/15/2030		3,000	2,606

Mitsubishi UFJ Financial Group, Inc.
1.412% due 07/17/2025		1,900	1,740
1.640% due 10/13/2027 •		11,600	10,216
6.029% (SOFRRATE + 0.940%) due 02/20/2026 ~		7,400	7,412

Mizuho Financial Group, Inc.
2.201% due 07/10/2031 •		1,700	1,362
2.226% due 05/25/2026 •		12,600	11,690
6.201% (US0003M + 0.990%) due 07/10/2024 ~		16,200	16,201

Morgan Stanley Direct Lending Fund
4.500% due 02/11/2027		15,000	14,119

Nationwide Building Society
3.960% due 07/18/2030 •		3,700	3,287

NatWest Group PLC
3.073% due 05/22/2028 •		2,600	2,341

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		17,000	14,432
3.875% due 09/21/2023		7,800	7,757

Nomura Holdings, Inc.
2.172% due 07/14/2028		500	422
2.679% due 07/16/2030		9,400	7,699
5.842% due 01/18/2028		4,400	4,412
6.181% due 01/18/2033		4,800	4,957

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Omega Healthcare Investors, Inc.
3.375% due 02/01/2031		$12,000	$9,532

Physicians Realty LP
4.300% due 03/15/2027		1,550	1,461

Piper Sandler Cos.
5.200% due 10/15/2023		11,300	11,272

Public Storage
3.094% due 09/15/2027		3,600	3,361

Realty Income Corp.
3.250% due 06/15/2029		900	806
3.250% due 01/15/2031		4,000	3,501
4.625% due 11/01/2025		5,900	5,810

Regency Centers LP
2.950% due 09/15/2029		400	344

Sanders Re Ltd.
17.018% (T-BILL 3MO + 11.750%) due 04/09/2029 ~		10,000	9,407

Santander Holdings USA, Inc.
3.450% due 06/02/2025		8,500	8,020

Scentre Group Trust
3.625% due 01/28/2026		15,900	15,084

Societe Generale SA
6.447% due 01/12/2027 •		6,100	6,089

Society of Lloyd’s
4.750% due 10/30/2024	GBP	1,700	2,093

Standard Chartered PLC
1.822% due 11/23/2025 •		$16,000	14,968
3.785% due 05/21/2025 •		11,000	10,735

Sumitomo Mitsui Financial Group, Inc.
1.474% due 07/08/2025		2,500	2,297
1.902% due 09/17/2028		17,000	14,297
5.464% due 01/13/2026		3,200	3,191

Sun Communities Operating LP
4.200% due 04/15/2032		16,000	13,993

Toronto-Dominion Bank
2.800% due 03/10/2027		8,000	7,336

UBS AG
5.125% due 05/15/2024 (g)		1,700	1,674

UBS Group AG
2.593% due 09/11/2025 •		15,200	14,495
4.125% due 04/15/2026		10,300	9,829
5.711% due 01/12/2027 •		4,100	4,061
6.442% due 08/11/2028 •		17,900	17,981
6.537% due 08/12/2033 •		7,500	7,688
7.000% due 02/19/2025 •(f)(g)		300	286

UniCredit SpA
2.569% due 09/22/2026 •		9,300	8,400
7.830% due 12/04/2023		18,700	18,812

Ventas Realty LP
3.250% due 10/15/2026		4,100	3,758

Wells Fargo & Co.
1.741% due 05/04/2030 •	EUR	5,200	4,856
4.808% due 07/25/2028 •		$7,100	6,946

Welltower, Inc.
3.100% due 01/15/2030		7,000	6,071

			747,055

INDUSTRIALS 10.3%

Activision Blizzard, Inc.
2.500% due 09/15/2050		2,000	1,288

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		12,268	11,801

Amdocs Ltd.
2.538% due 06/15/2030		6,900	5,766

American Airlines Pass-Through Trust
3.000% due 04/15/2030		5,718	5,077
3.250% due 04/15/2030		2,926	2,482
3.500% due 08/15/2033		5,777	4,720

American Airlines, Inc.
5.500% due 04/20/2026		7,800	7,734

Amgen, Inc.
5.250% due 03/02/2030		7,300	7,320

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	15

Schedule of Investments	PIMCO Total Return Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bacardi Ltd.
4.450% due 05/15/2025	$12,600	$12,269

BAE Systems PLC
1.900% due 02/15/2031	5,300	4,264

Bayer U.S. Finance LLC
4.250% due 12/15/2025	4,700	4,537
6.562% (US0003M + 1.010%) due 12/15/2023 ~	7,700	7,692

Boeing Co.
1.433% due 02/04/2024	12,500	12,170
2.750% due 02/01/2026	15,500	14,440

Broadcom, Inc.
2.600% due 02/15/2033	16,900	13,219
3.137% due 11/15/2035	13,663	10,485
3.187% due 11/15/2036	2,800	2,118
3.469% due 04/15/2034	4,097	3,362

Centene Corp.
3.000% due 10/15/2030	1,800	1,502

Charter Communications Operating LLC
6.949% (US0003M + 1.650%) due 02/01/2024 ~	4,800	4,821

CVS Health Corp.
5.000% due 01/30/2029	6,500	6,441

Dell International LLC
5.850% due 07/15/2025	15,150	15,213

Duke University
2.682% due 10/01/2044	18,900	13,987

Emory University
2.143% due 09/01/2030	12,700	10,678

Entergy Louisiana LLC
2.350% due 06/15/2032	15,500	12,448

Expedia Group, Inc.
3.250% due 02/15/2030	11,700	10,192

General Electric Co.
5.706% (US0003M + 0.380%) due 05/05/2026 ~	3,771	3,770

Global Payments, Inc.
1.200% due 03/01/2026	16,000	14,226

Gray Oak Pipeline LLC
3.450% due 10/15/2027	13,300	11,898

Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038	2,500	2,557
6.510% due 02/23/2042	4,900	5,099

HCA, Inc.
5.200% due 06/01/2028	2,300	2,283
5.500% due 06/01/2033	4,700	4,695

Huntington Ingalls Industries, Inc.
2.043% due 08/16/2028	17,000	14,287

Hyundai Capital America
2.100% due 09/15/2028	14,200	11,914
5.875% due 04/07/2025	14,000	14,001

Imperial Brands Finance PLC
3.125% due 07/26/2024	16,000	15,464

International Flavors & Fragrances, Inc.
1.832% due 10/15/2027	4,900	4,136

Marriott International, Inc.
4.150% due 12/01/2023	13,620	13,552

Melco Resorts Finance Ltd.
4.875% due 06/06/2025	1,400	1,335

MPLX LP
4.000% due 03/15/2028	6,900	6,507

Nissan Motor Co. Ltd.
4.810% due 09/17/2030	16,600	14,574

NXP BV
3.875% due 06/18/2026	12,100	11,628

NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery
2.667% due 10/01/2050	3,000	1,871

Odebrecht Oil & Gas Finance Ltd.
0.000% due 07/31/2023 (d)(f)	5,001	13

Oracle Corp.
4.500% due 05/06/2028	4,900	4,770
4.650% due 05/06/2030	4,900	4,737

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pfizer Investment Enterprises Pte. Ltd.
4.650% due 05/19/2030	$3,300	$3,262
4.750% due 05/19/2033	1,700	1,694

Pioneer Natural Resources Co.
5.100% due 03/29/2026	4,600	4,574

Royalty Pharma PLC
1.200% due 09/02/2025	3,000	2,707

S&P Global, Inc.
4.250% due 05/01/2029	1,390	1,352

Sprint Spectrum Co. LLC
4.738% due 03/20/2025	6,038	5,961
5.152% due 09/20/2029	10,165	10,060

Sutter Health
3.161% due 08/15/2040	13,100	9,910

United Airlines Pass-Through Trust
3.100% due 01/07/2030	710	643
5.800% due 07/15/2037	9,100	9,263

Volkswagen Group of America Finance LLC
3.200% due 09/26/2026	9,700	9,029
4.750% due 11/13/2028	16,100	15,589

Warnermedia Holdings, Inc.
3.528% due 03/15/2024	10,000	9,822

Wynn Las Vegas LLC
5.500% due 03/01/2025	18,000	17,729

		470,938

UTILITIES 3.4%

AES Corp.
3.950% due 07/15/2030	6,400	5,744

AT&T, Inc.
4.500% due 05/15/2035	15,550	14,303

Duke Energy Ohio, Inc.
3.650% due 02/01/2029	5,600	5,208

Duke Energy Progress LLC
2.000% due 08/15/2031	13,200	10,630

EDP Finance BV
1.710% due 01/24/2028	13,300	11,387

Electricite de France SA
6.250% due 05/23/2033	5,200	5,290

Enel Finance International NV
2.250% due 07/12/2031	17,000	13,331

Mid-Atlantic Interstate Transmission LLC
4.100% due 05/15/2028	2,100	1,987

National Grid PLC
5.602% due 06/12/2028	3,300	3,316
5.809% due 06/12/2033	3,500	3,564

NextEra Energy Capital Holdings, Inc.
2.250% due 06/01/2030	19,000	15,824

Pacific Gas & Electric Co.
2.500% due 02/01/2031	2,790	2,186
2.950% due 03/01/2026	1,900	1,741
3.150% due 01/01/2026	2,400	2,228
3.300% due 03/15/2027	3,100	2,816
3.300% due 12/01/2027	200	176
3.300% due 08/01/2040	4,300	2,903
3.400% due 08/15/2024	5,800	5,614
3.500% due 06/15/2025	3,300	3,126
4.200% due 03/01/2029	11,000	9,896
4.250% due 08/01/2023	1,000	999
4.250% due 03/15/2046	1,500	1,069
4.550% due 07/01/2030	8,700	7,880
4.650% due 08/01/2028	2,000	1,851
4.750% due 02/15/2044	1,900	1,477
5.450% due 06/15/2027	3,100	3,017
6.400% due 06/15/2033	3,900	3,881

Pennsylvania Electric Co.
3.250% due 03/15/2028	1,700	1,543

Southern California Gas Co.
2.950% due 04/15/2027	11,300	10,549

VTR Comunicaciones SpA
5.125% due 01/15/2028	798	417

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

WEC Energy Group, Inc.
1.375% due 10/15/2027	$5,000	$4,274

		158,227

Total Corporate Bonds & Notes (Cost $1,512,365)		1,376,220

MUNICIPAL BONDS & NOTES 0.7%

CALIFORNIA 0.1%

University of California Revenue Notes, Series 2020
0.883% due 05/15/2025	6,200	5,742

FLORIDA 0.1%

State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020
1.705% due 07/01/2027	3,000	2,658

ILLINOIS 0.1%

Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020
2.857% due 01/01/2031	5,000	4,338
3.007% due 01/01/2033	2,000	1,699

		6,037

NEW YORK 0.1%

New York State Urban Development Corp. Revenue Notes, Series 2020
0.965% due 03/15/2024	3,900	3,781
1.115% due 03/15/2025	2,500	2,327

		6,108

OHIO 0.1%

Ohio Air Quality Development Authority Duke Energy Corporation Project Revenue Bonds, Series 2022
4.250% due 11/01/2039	4,900	4,866

TEXAS 0.1%

Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2020
2.246% due 11/01/2031	2,500	2,069

WEST VIRGINIA 0.1%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
3.151% due 06/01/2032	7,095	5,899

Total Municipal Bonds & Notes (Cost $37,095)		33,379

U.S. GOVERNMENT AGENCIES 47.5%

Fannie Mae
0.000% due 08/25/2055 ~(a)	4,753	160
2.348% due 01/25/2031 ~(a)	15,102	1,301
3.000% due 04/01/2051	500	441
3.500% due 08/01/2052	6,821	6,234
3.714% due 08/01/2035 •	106	103
4.000% due 06/01/2052 - 10/01/2052	6,011	5,689
4.082% due 05/25/2035 ~	30	31
4.090% due 09/01/2035 •	11	11
4.162% due 08/01/2035 •	5	5
4.238% due 10/01/2032 •	44	44
4.325% due 09/01/2039 •	8	8
4.345% due 05/01/2038 •	2,661	2,700
4.449% due 06/25/2055 •	1,052	1,027
4.496% due 12/01/2036 •	25	25
4.500% due 09/01/2052 - 05/01/2053	14,551	14,018
4.550% due 11/01/2035 •	7	6
4.943% due 06/01/2043 •	218	211
4.944% due 07/01/2044 •	36	35

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 04/25/2033 - 06/01/2053	$56,565	$55,466
5.036% due 07/25/2037 •	191	186
5.198% due 12/25/2036 •	60	58
5.348% due 09/01/2034 •	16	16
5.400% due 05/25/2037 •	12	12
5.500% due 03/25/2044 •	188	186
5.560% due 09/25/2035 •	131	129
5.650% due 02/25/2042 •	4,107	4,004
5.825% due 04/01/2035 •	178	177
7.000% due 06/01/2032	34	35

Freddie Mac
3.500% due 03/01/2048 - 04/01/2052	8,809	8,065
4.000% due 04/01/2029 - 10/01/2052	7,528	7,111
4.189% due 08/15/2040 •	3,763	3,635
4.299% due 10/15/2040 •	3,572	3,432
4.500% due 03/01/2029 - 04/01/2029	503	495
5.000% due 02/01/2053 - 06/01/2053	100,884	98,928
5.176% due 02/25/2045 •	59	57
5.383% due 10/15/2043 •	4,960	4,858
5.500% due 10/01/2034 - 07/01/2038	678	699
5.693% due 09/15/2030 •	1	1
5.913% due 05/15/2037 •	225	224
6.000% due 02/01/2033 - 05/01/2040	1,401	1,455
6.500% due 04/15/2029 - 10/01/2037	9	10
7.500% due 07/15/2030 - 03/01/2032	18	19

Ginnie Mae
2.500% due 04/20/2052	12,475	10,814
2.750% due 10/20/2029 - 11/20/2029 •	14	14
2.875% (H15T1Y + 1.500%) due 04/20/2026 ~	4	4
2.887% due 10/20/2043 •	3,890	3,738
3.000% due 07/20/2030 •	1	1
3.000% due 03/15/2045 - 08/15/2045	1,395	1,256
3.625% due 02/20/2027 - 02/20/2032 •	41	40
4.000% due 06/15/2049 - 03/15/2052	2,504	2,395
4.335% due 08/20/2066 •	17	17
4.500% due 04/20/2048 - 05/20/2048	3,235	3,170
4.982% due 10/20/2066 •	5,588	5,572
5.000% due 07/20/2049	487	486
5.099% due 09/20/2066 ~	11,346	11,546
5.129% due 07/20/2065 •	8,058	7,989
5.283% due 06/20/2067 •	327	326
5.694% due 08/20/2065 •	5,342	5,290
5.894% due 06/20/2066 •	2,927	2,913
5.924% due 08/20/2066 •	9,175	9,127
5.946% due 03/20/2073 •	9,724	9,672
6.000% due 12/15/2038 - 11/15/2039	8	8
6.086% due 12/20/2072 •	6,067	6,083
6.094% due 01/20/2066 •	2,345	2,324
6.464% due 04/20/2067 •	6,659	6,624

Ginnie Mae, TBA
2.000% due 08/01/2053	5,800	4,879
4.000% due 07/01/2053	3,800	3,622

Uniform Mortgage-Backed Security
2.000% due 02/01/2052 - 03/01/2052	61,786	50,498
2.500% due 07/01/2039 - 03/01/2040	1,004	892
3.000% due 09/01/2027 - 08/01/2052	293,955	260,320
3.500% due 02/01/2025 - 08/01/2052	38,554	35,864
4.000% due 01/01/2026 - 05/01/2048	10,820	10,331

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.500% due 08/01/2023 - 06/01/2052		$1,618	$1,578
5.000% due 06/01/2025 - 04/01/2053		22,130	21,731
5.500% due 01/01/2024 - 07/01/2041		5,422	5,542
6.000% due 05/01/2033 - 01/01/2039		2,352	2,412

Uniform Mortgage-Backed Security, TBA
3.000% due 08/01/2053		481,859	424,770
3.500% due 08/01/2053		324,500	296,043
4.000% due 07/01/2053 - 08/01/2053		255,800	240,246
4.500% due 07/01/2053 - 08/01/2053		290,100	279,045
5.000% due 08/01/2053		79,400	77,818
5.500% due 08/01/2053		149,100	148,366
6.000% due 07/01/2053		2,200	2,220

Total U.S. Government Agencies (Cost $2,219,630)			2,176,893

U.S. TREASURY OBLIGATIONS 16.1%

U.S. Treasury Bonds
1.375% due 11/15/2040		106,200	71,137
1.375% due 08/15/2050		17,400	10,121
1.625% due 11/15/2050		37,700	23,434
1.875% due 02/15/2041		79,000	57,432
2.000% due 02/15/2050		47,000	32,245
2.250% due 05/15/2041		19,000	14,648
2.250% due 08/15/2049 (n)		4,600	3,345
2.500% due 02/15/2045 (n)		9,800	7,593
2.875% due 08/15/2045 (l)(n)		10,000	8,258
2.875% due 05/15/2049		37,300	30,857
3.000% due 05/15/2042 (n)		4,300	3,699
3.000% due 11/15/2044		155,300	131,511
3.000% due 05/15/2045		41,000	34,655
3.000% due 02/15/2049 (n)		5,800	4,909
3.125% due 11/15/2041 (l)		20,500	18,064
3.125% due 08/15/2044		35,700	30,911
3.250% due 05/15/2042		25,800	23,036
3.375% due 05/15/2044 (l)(n)		16,300	14,704
3.625% due 02/15/2044 (n)		2,900	2,719
3.750% due 08/15/2041 (l)(n)		27,700	26,769

U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2031 (l)		22,073	19,584
0.125% due 01/15/2032		24,844	21,883
0.125% due 02/15/2051		3,030	2,024
0.250% due 02/15/2050		9,322	6,528
0.500% due 04/15/2024 (l)		2,406	2,348
0.625% due 01/15/2024 (l)		10,142	9,970
0.625% due 07/15/2032		16,498	15,173
0.625% due 02/15/2043		1,715	1,409
0.750% due 02/15/2045		25,767	21,318
0.875% due 02/15/2047		2,514	2,111
1.000% due 02/15/2049		3,014	2,595
1.250% due 04/15/2028 (j)		83,445	80,771
1.375% due 02/15/2044		3,124	2,946

Total U.S. Treasury Obligations (Cost $964,009)			738,707

NON-AGENCY MORTGAGE-BACKED SECURITIES 12.5%

Alba PLC
5.191% due 03/17/2039 •	GBP	6,402	7,820

American Home Mortgage Investment Trust
6.700% due 06/25/2036 þ		$11,432	1,943

Atrium Hotel Portfolio Trust
6.393% due 06/15/2035 •		4,500	4,403

BAMLL Commercial Mortgage Securities Trust
2.627% due 01/15/2032		14,000	11,272

Banc of America Funding Trust
4.381% due 05/25/2035 ~		122	113
5.000% due 07/26/2036		19,510	3,450
6.000% due 03/25/2037 ^		1,386	1,141

Banc of America Mortgage Trust
5.348% due 05/25/2033 «~		53	49

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BCAP LLC Trust
4.590% due 03/26/2037 þ		$165	$160
5.570% due 05/25/2047 •		1,417	1,302

Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 «~		3	3
3.819% due 01/25/2035 «~		43	38
3.907% due 01/25/2034 ~		90	85
4.004% due 11/25/2034 ~		599	570
4.096% due 04/25/2034 ~		184	169
4.482% due 02/25/2033 «~		2	2
4.513% due 04/25/2033 «~		15	15
4.752% due 07/25/2034 ~		191	174
4.963% due 01/25/2035 «~		75	62
6.800% due 02/25/2036 •		14	13

Bear Stearns ALT-A Trust
3.971% due 05/25/2036 ^~		1,107	560
4.195% due 05/25/2035 ~		522	493
4.202% due 09/25/2035 ^~		400	249

Bear Stearns Structured Products, Inc. Trust
3.484% due 12/26/2046 ^~		557	420
4.098% due 01/26/2036 ^~		650	521

Benchmark Mortgage Trust
3.458% due 03/15/2055		15,000	13,137

BIG Commercial Mortgage Trust
6.489% due 02/15/2039 •		15,000	14,614

Business Mortgage Finance PLC
5.822% due 02/15/2041 •	GBP	145	184

CD Mortgage Trust
3.431% due 08/15/2050		$5,900	5,403

CFCRE Commercial Mortgage Trust
3.644% due 12/10/2054		4,665	4,474

Chase Mortgage Finance Trust
3.814% due 01/25/2036 ^~		827	708

Citigroup Mortgage Loan Trust
3.928% due 05/25/2035 ~		148	142
5.410% due 10/25/2035 •		42	39
5.500% due 12/25/2035		1,796	1,000
6.780% due 09/25/2035 •		1,177	1,169

Countrywide Alternative Loan Trust
5.347% due 09/20/2046 •		1,837	1,810
5.530% due 09/25/2046 ^•		6,197	5,797
5.550% due 05/25/2036 •		682	586
6.000% due 03/25/2035		8,811	7,047
6.000% due 02/25/2037 ^		5,567	2,551
6.000% due 08/25/2037 ^		4,897	2,967
6.150% due 08/25/2035 ^•		2,467	1,318

Countrywide Home Loan Mortgage Pass-Through Trust
3.810% due 11/25/2034 ~		377	343
3.864% due 02/20/2035 ~		94	94
5.910% due 02/20/2036 ^•		62	52

CSAIL Commercial Mortgage Trust
2.968% due 12/15/2052		7,446	6,404

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.450% due 03/25/2037 ^•		2,423	2,286
5.650% due 02/25/2035 •		100	95

DOLP Trust
2.956% due 05/10/2041		20,100	15,794

Ellington Financial Mortgage Trust
2.006% due 05/25/2065 ~		430	411

Eurosail PLC
5.140% due 03/13/2045 •	GBP	430	540
5.150% due 03/13/2045 •		345	437

First Horizon Alternative Mortgage Securities Trust
4.226% due 08/25/2035 ^~		$850	734

First Horizon Mortgage Pass-Through Trust
4.022% due 10/25/2035 ^~		570	537

Ginnie Mae
5.866% due 01/20/2073 •		8,814	8,726
5.946% due 02/20/2073 •		9,861	9,808
5.966% due 01/20/2073 •		7,731	7,701

Great Hall Mortgages PLC
5.644% due 06/18/2039 •		895	885

GreenPoint Mortgage Funding Trust
5.510% due 09/25/2046 •		109	97

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	17

Schedule of Investments	PIMCO Total Return Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034		$10,700	$8,260

GS Mortgage Securities Trust
3.120% due 05/10/2050		4,080	3,985
3.722% due 10/10/2049 ~		3,037	2,427

GS Mortgage-Backed Securities Corp. Trust
2.500% due 06/25/2052 ~		12,610	10,183

GS Mortgage-Backed Securities Trust
2.500% due 01/25/2052 ~		14,527	11,731

GSR Mortgage Loan Trust
3.657% due 11/25/2035 ~		113	101
4.070% due 09/25/2035 ~		487	460

HarborView Mortgage Loan Trust
3.784% due 12/19/2035 ^~		1,476	800
4.201% due 07/19/2035 ^~		546	400
5.597% due 05/19/2035 •		132	121
6.657% due 10/19/2035 •		1,468	982

Hilton USA Trust
2.828% due 11/05/2035		14,400	13,378

IndyMac INDX Mortgage Loan Trust
3.420% due 06/25/2036 ~		4,412	2,912
5.490% due 01/25/2037 ^•		1,293	1,088

JP Morgan Chase Commercial Mortgage Securities Trust
4.046% due 06/10/2042 ~		13,200	11,637

JP Morgan Mortgage Trust
3.500% due 09/25/2052 ~		14,561	12,639
3.636% due 10/25/2036 ^~		1,187	882
3.758% due 12/26/2037 ~		5,959	5,118
4.018% due 08/25/2034 ~		532	514
4.213% due 06/25/2035 «~		34	33
5.750% due 01/25/2036 ^		315	156

JP Morgan Resecuritization Trust
4.472% due 05/26/2036 ~		9,267	6,768

Landmark Mortgage Securities PLC
4.865% due 04/17/2044 •	GBP	12,042	14,799

Manhattan West Mortgage Trust
2.130% due 09/10/2039		$16,100	13,760

MASTR Adjustable Rate Mortgages Trust
4.316% due 08/25/2034 ~		1,602	1,002
4.716% due 01/25/2047 ^«•		282	271

Merrill Lynch Mortgage Investors Trust
3.577% due 04/25/2035 ~		821	726

MFA Trust
1.479% due 03/25/2065 ~		3,315	3,023

Morgan Stanley Bank of America Merrill Lynch Trust
3.069% due 02/15/2048		739	724
3.557% due 12/15/2047		3,086	2,991

Morgan Stanley Mortgage Capital Holdings Trust
3.397% due 09/13/2039		17,400	14,706

Morgan Stanley Mortgage Loan Trust
4.616% due 07/25/2035 ^~		1,136	950

MortgageIT Mortgage Loan Trust
5.770% due 12/25/2035 •		669	637

New Residential Mortgage Loan Trust
3.000% due 03/25/2052 ~		13,688	11,557

Nomura Resecuritization Trust
4.141% due 11/26/2036 •		12,112	9,880

OBX Trust
3.000% due 01/25/2052 ~		14,428	12,182

One New York Plaza Trust
6.143% due 01/15/2036 •		17,300	16,419

Prime Mortgage Trust
5.550% due 02/25/2034 •		20	19
5.650% due 02/25/2035 •		545	537

Residential Accredit Loans, Inc. Trust
4.834% due 12/25/2035 ^~		214	174
5.350% due 05/25/2037 •		4,283	3,752
6.000% due 09/25/2036		448	339
6.500% due 09/25/2036 ^		3,679	1,851

Residential Asset Securitization Trust
5.500% due 10/25/2035 •		908	551

Residential Funding Mortgage Securities, Inc. Trust
6.000% due 06/25/2037 ^		1,168	887

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ripon Mortgages PLC
5.491% due 08/28/2056 •	GBP	17,211	$21,780

SFO Commercial Mortgage Trust
6.343% due 05/15/2038 •		$13,680	12,002

Stratton Mortgage Funding PLC
5.279% due 07/20/2060	GBP	15,685	19,922

Structured Adjustable Rate Mortgage Loan Trust
3.934% due 01/25/2035 ~		$385	381
4.812% due 11/25/2035 ~		4,407	3,144
5.550% due 04/25/2047 •		773	669

Structured Asset Mortgage Investments Trust
5.646% due 07/19/2035 •		558	509
5.806% due 09/19/2032 •		5	5

SunTrust Adjustable Rate Mortgage Loan Trust
4.055% due 02/25/2037 ^~		579	502

Tharaldson Hotel Portfolio Trust
6.241% due 11/11/2034 •		7,939	7,839

Thornburg Mortgage Securities Trust
7.151% due 06/25/2047 ^•		4,353	3,683
7.201% due 03/25/2037 ^•		581	482

Towd Point Mortgage Funding
5.523% due 10/20/2051	GBP	13,564	17,251
5.841% due 07/20/2045 •		34,084	43,307

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		$18,236	16,775

Trinity Square PLC
5.316% due 07/15/2059 •	GBP	11,597	14,708

UWM Mortgage Trust
2.500% due 12/25/2051 ~		$14,017	11,319

Wachovia Mortgage Loan Trust LLC
4.624% due 05/20/2036 ^«~		207	193

WaMu Mortgage Pass-Through Certificates Trust
3.320% due 05/25/2037 ^~		1,865	1,465
3.435% due 12/25/2036 ^~		4,129	3,604
3.633% due 12/25/2036 ^~		143	124
4.081% due 07/25/2037 ^~		2,225	2,077
5.046% due 01/25/2046 •		375	347
5.650% due 02/25/2045 •		4,692	4,432
5.730% due 10/25/2045 •		97	92

Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (d)	GBP	0	1,920
5.548% due 12/21/2049		10,443	13,200
6.564% due 12/21/2049 •		2,259	2,842
7.064% due 12/21/2049 •		1,179	1,475
7.564% due 12/21/2049 •		674	841
8.064% due 12/21/2049 •		674	826

Worldwide Plaza Trust
3.526% due 11/10/2036		$6,000	5,064

Total Non-Agency Mortgage-Backed Securities (Cost $632,919)			572,009

ASSET-BACKED SECURITIES 17.0%

Accredited Mortgage Loan Trust
5.410% due 09/25/2036 •		1,628	1,602

ACE Securities Corp. Home Equity Loan Trust
5.270% due 12/25/2036 •		1,966	1,049
5.450% due 07/25/2036 •		4,794	1,451
5.590% due 08/25/2036 ^•		9,788	2,499

ACREC Ltd.
6.308% due 10/16/2036 •		16,839	16,610

American Money Management Corp. CLO Ltd.
6.275% due 07/25/2029 •		1,316	1,316

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.855% due 11/25/2035 •		2,642	2,572
6.260% due 03/25/2035 •		9,960	9,700

Apex Credit CLO Ltd.
6.500% due 09/20/2029 •		10,695	10,629

Apidos CLO
6.190% due 07/17/2030 •		17,801	17,663

Aqueduct European CLO DAC
3.840% due 07/20/2030 •	EUR	10,638	11,458

Arbor Realty Commercial Real Estate Notes Ltd.
6.517% due 01/15/2037 •		$15,100	14,849

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

AREIT Trust
6.317% due 01/20/2037 •		$14,011	$13,659
7.333% due 06/17/2039 •		13,500	13,501

Ares CLO Ltd.
6.130% due 01/15/2029 •		10,937	10,868

Argent Securities Trust
5.450% due 07/25/2036 •		15,906	4,209
5.530% due 03/25/2036 •		5,192	2,888

Bear Stearns Asset-Backed Securities Trust
5.450% due 11/25/2036 •		3,581	3,445
5.470% due 08/25/2036 •		493	470
6.275% due 02/25/2035 •		2,571	2,556

Benefit Street Partners CLO Ltd.
6.340% due 07/15/2032 •		13,300	13,172

Catamaran CLO Ltd.
6.373% due 04/22/2030 •		19,406	19,290

CIFC Funding Ltd.
6.365% due 04/25/2033 •		9,500	9,371

Citigroup Mortgage Loan Trust
7.250% due 05/25/2036 þ		2,665	1,420

Countrywide Asset-Backed Certificates Trust
4.342% due 10/25/2046 þ		8,108	6,516
5.290% due 06/25/2047 ^•		5,943	5,296
5.380% due 05/25/2037 •		5,988	5,556
5.750% due 06/25/2036 •		1,375	1,362
5.900% due 05/25/2034 •		215	213
5.950% due 08/25/2047 •		109	108
6.050% due 09/25/2036 •		1,685	1,527

Credit-Based Asset Servicing & Securitization Trust
5.270% due 11/25/2036 •		286	134

Dell Equipment Finance Trust
2.110% due 08/23/2027		2,076	2,065

Dryden CLO Ltd.
6.310% due 07/15/2031 •		12,900	12,804

Dryden Senior Loan Fund
6.160% due 04/15/2029 •		6,973	6,929

EMC Mortgage Loan Trust
5.890% due 05/25/2040 •		69	66

First Help Financial LLC
6.570% due 06/15/2028		1,400	1,387

Fremont Home Loan Trust
5.210% due 01/25/2037 •		59	27
5.765% due 11/25/2035 •		9,900	8,518

FS Rialto Issuer LLC
6.966% due 01/19/2039 •		14,200	14,041

Galaxy CLO Ltd.
6.338% due 05/16/2031 •		500	494

GLS Auto Receivables Issuer Trust
3.550% due 01/15/2026		6,518	6,450

GSAA Home Equity Trust
5.995% due 03/25/2046 ^~		6,025	2,374
6.500% due 10/25/2037		9,162	4,830

GSAMP Trust
5.330% due 06/25/2036 •		2,912	1,553

HERA Commercial Mortgage Ltd.
6.207% due 02/18/2038 •		13,821	13,340

Home Equity Loan Trust
5.380% due 04/25/2037 •		6,645	6,416

Invesco Euro CLO DAC
3.827% due 07/15/2031 •	EUR	3,600	3,834

JP Morgan Mortgage Acquisition Corp.
2.810% due 10/25/2035 ^•		$2,737	2,661
5.735% due 05/25/2035 •		1,741	1,701

JP Morgan Mortgage Acquisition Trust
5.370% due 08/25/2036 •		2,022	1,443
5.410% due 03/25/2037 •		741	719
5.630% due 08/25/2036 •		1,041	749

KREF Ltd.
6.526% due 02/17/2039 •		15,000	14,689

LCM Ltd.
6.148% due 07/20/2030 •		12,897	12,828

Lehman XS Trust
4.106% due 06/25/2036 «•		372	373

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Long Beach Mortgage Loan Trust
5.470% due 05/25/2036 •		$34,542	$11,064

Louisiana Local Government Environmental Facilities & Community Development Authority
5.048% due 12/01/2034		6,900	6,959

Lument Finance Trust, Inc.
6.363% due 06/15/2039 •		17,000	16,651

Madison Park Funding Ltd.
6.103% due 04/22/2027 •		8,729	8,683

Magnetite Ltd.
6.201% due 11/15/2028 •		13,553	13,467

Man GLG Euro CLO DAC
4.216% due 12/15/2031 •	EUR	13,787	14,771

Marathon CLO Ltd.
6.410% due 04/15/2029 •		$7,312	7,303

MASTR Asset-Backed Securities Trust
5.630% due 03/25/2036 •		3,671	2,256
5.730% due 12/25/2035 •		439	437

Merrill Lynch Mortgage Investors Trust
3.955% due 03/25/2037 þ		4,156	1,000
5.370% due 07/25/2037 •		2,466	1,092
5.630% due 08/25/2037 •		2,269	1,186

MF1 LLC
7.711% due 09/17/2037 •		12,800	12,820

MF1 Ltd.
6.237% due 10/16/2036 •		17,000	16,596
6.316% due 07/16/2036 •		17,000	16,603
6.417% due 02/19/2037 •		15,000	14,667
6.961% due 11/15/2035 •		8,679	8,597

MF1 Multifamily Housing Mortgage Loan Trust
6.111% due 07/15/2036 •		1,551	1,529

Morgan Stanley ABS Capital, Inc. Trust
5.330% due 05/25/2037 •		7,375	6,422
5.450% due 06/25/2036 •		3,885	2,034
5.450% due 07/25/2036 •		6,026	2,311
5.650% due 08/25/2036 •		10,584	5,510

New Century Home Equity Loan Trust
6.035% due 05/25/2034 •		9,625	9,341

Newcastle Mortgage Securities Trust
5.870% due 03/25/2036 •		6,757	6,352

NovaStar Mortgage Funding Trust
5.630% due 11/25/2036 •		2,460	769

Option One Mortgage Loan Trust
5.290% due 03/25/2037 •		4,116	3,696
5.370% due 05/25/2037 •		8,027	4,735

Option One Mortgage Loan Trust Asset-Backed Certificates
5.840% due 11/25/2035 •		8,954	8,404

Ownit Mortgage Loan Trust
5.370% due 09/25/2037 •		2,022	984
5.438% due 05/25/2037 •		19,172	14,564
5.630% due 09/25/2037 •		9,941	4,847

OZLM Ltd.
6.348% due 05/16/2030 •		12,588	12,500

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.275% due 03/25/2035 •		2,782	2,684

Ready Capital Mortgage Financing LLC
6.717% due 01/25/2037 •		13,842	13,657
7.463% due 10/25/2039 •		12,300	12,349
7.636% due 10/25/2039 •		11,983	12,016

Renaissance Home Equity Loan Trust
5.285% due 01/25/2037 þ		12,617	4,389

Residential Asset Mortgage Products Trust
6.170% due 04/25/2035 •		1,726	1,715

Residential Asset Securities Corp. Trust
5.750% due 02/25/2036 •		2,806	2,751
5.810% due 12/25/2035 •		2,266	2,005

Saxon Asset Securities Trust
5.490% due 10/25/2046 •		4,641	4,488

Securitized Asset-Backed Receivables LLC Trust
5.280% due 05/25/2037 ^•		699	525

SG Mortgage Securities Trust
5.690% due 02/25/2036 •		2,061	1,193

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sound Point CLO Ltd.
6.230% due 10/20/2030 •		$14,532	$14,369
6.235% due 07/25/2030 •		15,297	15,124
6.263% due 01/23/2029 •		808	808
6.300% due 10/20/2028 •		3,095	3,092
6.460% due 07/20/2032 •		12,600	12,371

Soundview Home Loan Trust
5.260% due 02/25/2037 •		7,711	2,196
6.050% due 10/25/2037 •		13,076	10,321

Specialty Underwriting & Residential Finance Trust
5.450% due 11/25/2037 •		12,150	6,769

Starwood Commercial Mortgage Trust
6.296% due 07/15/2038 •		9,077	9,000

Structured Asset Securities Corp. Mortgage Loan Trust
5.600% due 05/25/2037 •		3,584	3,439

Texas Natural Gas Securitization Finance Corp.
5.102% due 04/01/2035		6,900	6,932

THL Credit Wind River CLO Ltd.
6.340% due 04/15/2031 •		4,000	3,951

Thompson Park CLO Ltd.
6.260% due 04/15/2034 •		10,000	9,759

Venture CLO Ltd.
6.300% due 07/20/2030 •		16,286	16,132
6.320% due 07/15/2031 •		5,800	5,726

Vibrant CLO Ltd.
6.290% due 09/15/2030 •		13,966	13,809
6.370% due 07/20/2032 •		17,000	16,711

Wachovia Mortgage Loan Trust
5.840% due 10/25/2035 •		5,112	4,515

WaMu Asset-Backed Certificates WaMu Trust
5.300% due 01/25/2037 •		2,610	1,200
5.400% due 04/25/2037 •		5,040	1,916

Total Asset-Backed Securities (Cost $825,559)			781,312

SOVEREIGN ISSUES 2.1%

Chile Government International Bond
0.830% due 07/02/2031	EUR	14,400	12,400

Israel Government International Bond
2.750% due 07/03/2030		$17,900	15,834

Ivory Coast Government International Bond
5.875% due 10/17/2031	EUR	6,200	5,680

Korea Government International Bond
2.000% due 06/19/2024		$1,200	1,161

Peru Government International Bond
6.350% due 08/12/2028	PEN	25,700	7,188

Poland Government International Bond
5.500% due 04/04/2053		$4,300	4,338

Provincia de Buenos Aires
88.734% due 04/12/2025	ARS	35,575	66

Romania Government International Bond
3.624% due 05/26/2030	EUR	14,000	13,413

Saudi Government International Bond
4.750% due 01/18/2028		$9,700	9,629

South Africa Government International Bond
10.500% due 12/21/2026	ZAR	516,400	28,495

Total Sovereign Issues (Cost $116,867)			98,204

		SHARES
COMMON STOCKS 0.1%

INDUSTRIALS 0.1%

Drillco Holding Lux SA «(b)		142,282	2,732

Drillco Holding Lux SA «(b)(h)		48,286	927

Total Common Stocks (Cost $3,811)			3,659

PREFERRED SECURITIES 0.3%

FINANCIALS 0.3%

Discover Financial Services
6.125% due 06/23/2025 •(f)		5,500,000	5,274

		SHARES	MARKET VALUE (000S)

Farm Credit Bank of Texas
5.700% due 09/15/2025 •(f)		6,600,000	$5,577

Wells Fargo & Co.
3.900% due 03/15/2026 •(f)		4,900,000	4,314

Total Preferred Securities (Cost $17,000)			15,165

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 1.1%

COMMERCIAL PAPER 0.8%

Amcor Flexibles North America, Inc.
5.430% due 07/20/2023		$3,500	3,490

AT&T, Inc.
5.700% due 03/19/2024		11,700	11,200

Enbridge (US), Inc.
5.450% due 07/05/2023		1,200	1,199

Enel Finance America LLC
5.450% due 07/06/2023		5,100	5,096
5.450% due 07/24/2023		2,800	2,790

National Grid North America, Inc.
5.450% due 07/13/2023		2,950	2,944

S&P Global, Inc.
5.400% due 07/06/2023		7,900	7,893

			34,612

REPURCHASE AGREEMENTS (i) 0.2%

			7,980

ARGENTINA TREASURY BILLS 0.0%
(24.751)% due 10/18/2023 - 11/23/2023 (c)(d)	ARS	34,334	77

U.S. TREASURY BILLS 0.1%
5.246% due 08/10/2023 - 09/14/2023 (c)(d)(l)(n)		$2,754	2,733

Total Short-Term Instruments (Cost $45,427)			45,402

Total Investments in Securities (Cost $6,383,886)			5,849,336

		SHARES
INVESTMENTS IN AFFILIATES 3.2%

SHORT-TERM INSTRUMENTS 3.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.2%

PIMCO Short Asset Portfolio		15,150,493	145,975

PIMCO Short-Term Floating NAV Portfolio III		5,498	53

Total Short-Term Instruments (Cost $151,163)			146,028

Total Investments in Affiliates (Cost $151,163)			146,028

Total Investments 130.8% (Cost $6,535,049)			$5,995,364

Financial Derivative Instruments (k)(m) (0.3)% (Cost or Premiums, net $1,837)			(14,959)

Other Assets and Liabilities, net (30.5)%			(1,398,063)

Net Assets 100.0%			$4,582,342

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	19

Schedule of Investments	PIMCO Total Return Portfolio	(Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.

(h)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup, Inc.	2.572%	06/03/2031	05/26/2020	$3,905	$3,260	0.07%
Drillco Holding Lux SA			06/08/2023	966	927	0.02

				$4,871	$4,187	0.09%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	5.110%	06/30/2023	07/03/2023	$3,100	U.S. Treasury Notes 2.375% due 03/31/2029	$(3,161)	$3,100	$3,101
FICC	2.400	06/30/2023	07/03/2023	4,880	U.S. Treasury Notes 4.625% due 06/30/2025	(4,978)	4,880	4,881

Total Repurchase Agreements						$(8,139)	$7,980	$7,982

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BPG	5.080%	06/28/2023	07/05/2023	$(6,698)	$(6,703)

Total Sale-Buyback Transactions					$(6,703)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (3.0)%
Uniform Mortgage-Backed Security, TBA	2.000%	07/01/2053	$25,000	$(20,653)	$(20,393)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2053	78,400	(64,322)	(64,046)
Uniform Mortgage-Backed Security, TBA	2.500	08/01/2053	62,700	(53,527)	(53,256)

Total Short Sales (3.0)%				$(138,502)	$(137,695)

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BPS	$3,101	$0	$0	$3,101	$(3,161)	$(60)
FICC	4,881	0	0	4,881	(4,978)	(97)

Master Securities Forward Transaction Agreement
BPG	0	0	(6,703)	(6,703)	6,657	(46)

Total Borrowings and Other Financing Transactions	$7,982	$0	$(6,703)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Sale-Buyback Transactions
U.S. Treasury Obligations	$0	$(6,703)	$0	$0	$(6,703)

Total Borrowings	$0	$(6,703)	$0	$0	$(6,703)

Payable for sale-buyback financing transactions					$(6,703)

(j)	Securities with an aggregate market value of $6,657 have been pledged as collateral under the terms of the above master agreements as of June 30, 2023.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(1,025) at a weighted average interest rate of 4.757%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(2) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August 2023 Futures	$110.750	07/21/2023	28	$28	$(6)	$(6)
Put - CBOT U.S. Treasury 10-Year Note August 2023 Futures	111.500	07/21/2023	109	109	(48)	(41)
Call - CBOT U.S. Treasury 10-Year Note August 2023 Futures	113.750	07/21/2023	28	28	(5)	(6)
Call - CBOT U.S. Treasury 10-Year Note August 2023 Futures	115.500	07/21/2023	109	109	(38)	(5)
Put - CBOT U.S. Treasury 30-Year Bond August 2023 Futures	123.000	07/21/2023	31	31	(12)	(5)
Call - CBOT U.S. Treasury 30-Year Bond August 2023 Futures	131.000	07/21/2023	31	31	(16)	(6)
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.500	12/15/2023	90	225	(84)	(424)
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.750	12/15/2023	1,314	3,285	(1,368)	(6,968)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	90	225	(73)	(5)

Total Written Options					$(1,650)	$(7,466)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2024	116	$27,446	$(276)	$10	$0
Euro-Bobl September Futures	09/2023	202	25,505	(334)	0	(110)
U.S. Treasury 2-Year Note September Futures	09/2023	1,013	205,987	(2,460)	0	(32)
U.S. Treasury Long-Term Bond September Futures	09/2023	336	42,641	362	252	0

				$(2,708)	$262	$(142)

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	21

Schedule of Investments	PIMCO Total Return Portfolio	(Cont.)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-BTP September Futures	09/2023	108	$(13,684)	$(118)	$110	$(3)
Euro-Bund September Futures	09/2023	998	(145,645)	1,307	1,024	(109)
Euro-Buxl 30-Year Bond September Futures	09/2023	69	(10,511)	(132)	120	(57)
Euro-Oat September Futures	09/2023	507	(71,036)	559	542	(39)
Japan Government 10-Year Bond September Futures	09/2023	210	(216,193)	(706)	160	(87)
U.S. Treasury 5-Year Note September Futures	09/2023	518	(55,475)	191	0	0
U.S. Treasury 10-Year Note September Futures	09/2023	553	(62,083)	832	0	(78)
U.S. Treasury Ultra 10-Year Note September Futures	09/2023	1,961	(232,256)	2,091	0	(582)

				$4,024	$1,956	$(955)

Total Futures Contracts				$1,316	$2,218	$(1,097)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2025	0.649%		$2,400	$(61)	$78	$17	$2	$0
Barclays Bank PLC	1.000	Quarterly	12/20/2023	0.840	EUR	4,600	6	0	6	1	0
Boeing Co.	1.000	Quarterly	12/20/2027	0.862		$4,400	(194)	220	26	3	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2024	1.026		7,500	273	23	296	2	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.276		6,100	(428)	451	23	0	0
General Electric Co.	1.000	Quarterly	06/20/2024	0.348		5,400	(66)	101	35	0	0
General Electric Co.	1.000	Quarterly	12/20/2024	0.420		5,000	(78)	121	43	0	(2)
General Electric Co.	1.000	Quarterly	06/20/2026	0.576		5,300	36	28	64	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.648		600	7	0	7	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	0.979	EUR	14,400	25	(16)	9	6	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	1.279		1,300	(199)	192	(7)	1	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.954		$8,400	(31)	51	20	20	0

							$(710)	$1,249	$539	$35	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.HY-35 5-Year Index	(5.000)%	Quarterly	12/20/2025	$10,388	$(751)	$272	$(479)	$0	$(68)
CDX.HY-36 5-Year Index	(5.000)	Quarterly	06/20/2026	19,894	(1,897)	948	(949)	0	(135)
CDX.HY-38 5-Year Index	(5.000)	Quarterly	06/20/2027	58,604	(187)	(2,262)	(2,449)	0	(396)

					$(2,835)	$(1,042)	$(3,877)	$0	$(599)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.IG-39 5-Year Index	1.000%	Quarterly	12/20/2027	$3,800	$25	$32	$57	$5	$0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	52,600	524	281	805	71	0

					$549	$313	$862	$76	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.380%	Semi-Annual	06/18/2028	JPY	9,960,000	$464	$(199)	$265	$0	$(30)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038		152,000	16	(2)	14	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Semi-Annual	10/22/2038		690,000	0	51	51	11	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.785	Semi-Annual	11/12/2038		1,050,000	4	95	99	17	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	12/20/2038		224,600	10	22	32	4	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		8,328,000	2,328	2,013	4,341	179	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.662	Annual	04/19/2042		343,000	0	113	113	7	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		4,270,000	75	1,771	1,846	160	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	$	107,300	1,789	383	2,172	0	(9)

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	1.635%	Annual	04/18/2027	$	34,000	$(108)	$(3,091)	$(3,199)	$0	$(3)
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027		108,600	(413)	(7,382)	(7,795)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		9,900	(21)	(83)	(104)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029		8,700	(55)	(376)	(431)	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029		9,300	(58)	(374)	(432)	8	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030		9,700	(34)	(164)	(198)	10	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030		8,000	(28)	(199)	(227)	8	0
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030		3,700	(10)	(52)	(62)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032		18,800	(70)	(2,727)	(2,797)	31	0
Pay	1-Day USD-SOFR Compounded-OIS	1.765	Annual	03/16/2032		17,000	(80)	(2,386)	(2,466)	29	0
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/18/2032		40,000	(233)	(5,337)	(5,570)	69	0
Pay	1-Day USD-SOFR Compounded-OIS	1.943	Annual	04/21/2032		12,600	(82)	(1,549)	(1,631)	22	0
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033		7,200	(29)	(90)	(119)	18	0
Pay	1-Day USD-SOFR Compounded-OIS	3.425	Annual	03/01/2033		4,400	(17)	(57)	(74)	11	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.156	Annual	03/10/2033		53,700	0	(35)	(35)	0	(115)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		75,000	15,055	6,173	21,228	0	(646)
Pay	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024	NZD	134,600	(473)	(991)	(1,464)	0	(56)
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027		49,600	(636)	(585)	(1,221)	0	(103)
Pay	3-Month NZD-BBR	4.250	Semi-Annual	12/21/2027		3,900	3	(53)	(50)	0	(9)
Pay	6-Month EUR-EURIBOR	1.580	Annual	05/24/2024	EUR	313,800	(567)	(7,480)	(8,047)	0	(94)
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024		6,000	(21)	(269)	(290)	0	(5)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		32,000	(174)	(3,405)	(3,579)	0	(119)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		27,400	(101)	(2,574)	(2,675)	0	(102)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		10,900	(515)	(550)	(1,065)	0	(40)
Pay	6-Month EUR-EURIBOR	2.547	Annual	03/09/2033		8,700	(194)	(194)	(388)	0	(53)
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033		116,400	(819)	1,009	190	0	(740)
Pay	CAONREPO Index	4.000	Semi-Annual	06/21/2025	CAD	241,100	(2,656)	113	(2,543)	268	0

							$12,350	$(28,461)	$(16,111)	$868	$(2,124)

Total Swap Agreements							$9,354	$(27,941)	$(18,587)	$979	$(2,725)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$2,218	$979	$3,197	$(7,466)	$(1,097)	$(2,725)	$(11,288)

(l)

Securities with an aggregate market value of $33,048 and cash of $48,791 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	23

Schedule of Investments	PIMCO Total Return Portfolio	(Cont.)

(m)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2023	AUD	7,986		$5,299	$0	$(20)
	07/2023		$950	AUD	1,451	17	0
	08/2023		5,304		7,986	20	0

BOA	07/2023	DKK	3,999		$578	0	(9)
	07/2023	NZD	1,065		646	0	(7)
	07/2023		$8,807	AUD	13,500	186	0
	07/2023		1,067	DKK	7,252	0	(4)
	07/2023		2,204	PEN	8,034	10	0
	08/2023	DKK	7,240		$1,067	4	0
	08/2023	PEN	4,649		1,278	0	0
	08/2023		$1,260	GBP	1,013	27	0
	09/2023	TWD	125,164		$4,123	96	0
	09/2023		$11,323	IDR	169,512,181	0	(68)
	09/2023		9,118	INR	754,137	47	0
	09/2023		29	KRW	36,099	0	(1)

BPS	07/2023	AUD	5,709		$3,781	0	(22)
	08/2023	EUR	886		970	1	0
	08/2023	TWD	62,649		2,052	40	0
	08/2023		$3,784	AUD	5,709	22	0
	08/2023	ZAR	114,562		$6,156	94	0
	09/2023	THB	55		2	0	0
	09/2023		$722	PEN	2,642	2	0

BRC	07/2023	PEN	51,393		$14,107	2	(56)
	07/2023		$5,258	PEN	19,238	45	0
	08/2023	GBP	6,851		$8,599	0	(104)
	08/2023		$1,094	GBP	855	0	(8)
	08/2023		1,025	JPY	135,671	0	(79)
	08/2023		3,547	PEN	12,947	9	0
	08/2023	ZAR	310,244		$16,423	165	(155)
	09/2023		$19	ILS	70	0	(1)
	09/2023		324	PEN	1,187	1	0

CBK	07/2023	CAD	1,652		$1,212	0	(35)
	07/2023	PEN	19,238		4,739	0	(564)
	07/2023		$3,289	AUD	5,041	69	0
	07/2023		10,955	CLP	8,866,043	92	0
	07/2023		16,008	PEN	58,504	113	(2)
	08/2023	EUR	1,039		$1,118	0	(19)
	08/2023	JPY	694,900		5,109	262	0
	08/2023	TWD	65,225		2,137	42	0
	08/2023		$2,590	EUR	2,380	17	(4)
	08/2023		1,128	GBP	908	25	0
	08/2023		763	PEN	2,981	56	0

CLY	07/2023	DKK	11,752		$1,696	0	(26)

DUB	07/2023	CAD	908		684	0	(2)

FAR	07/2023		$17	CLP	13,602	0	0

GLM	07/2023		1,048	PEN	3,826	5	0
	09/2023		2,115		7,728	2	0
	09/2023		13,857	TWD	421,722	0	(287)

JPM	07/2023		7,334	AUD	11,218	139	0
	08/2023	EUR	1,331		$1,458	2	0
	08/2023	GBP	75,606		95,759	0	(284)
	08/2023		$1,110	GBP	897	29	0
	08/2023		168	JPY	22,297	0	(12)
	08/2023	ZAR	57		$3	0	0
	09/2023	IDR	272,495		18	0	0
	09/2023	INR	8,286		101	0	0
	09/2023	PEN	83,724		22,739	0	(201)
	09/2023		$4,713	IDR	70,908,368	0	(4)
	09/2023		19	ILS	67	0	(1)
	09/2023		9,256	THB	317,390	0	(236)
	12/2023		1,143	INR	94,284	0	(1)

MBC	08/2023	EUR	72,297		$79,778	724	0
	08/2023		$1,720	JPY	237,000	0	(67)
	09/2023		52	KRW	66,915	0	(1)

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
MYI	07/2023	IDR	44,685,462		$2,988	$7	$0
	07/2023		$948	DKK	6,468	0	0
	07/2023		2,974	IDR	44,685,462	7	0
	08/2023	DKK	6,457		$948	0	0
	08/2023	TWD	67,415		2,223	58	0
	08/2023		$14,619	JPY	1,942,756	0	(1,069)
	08/2023		36	TWD	1,085	0	(1)
	08/2023		1,498	ZAR	27,425	0	(47)
	09/2023	INR	1,790		$22	0	0
	09/2023		$2,988	IDR	44,724,306	0	(18)
	09/2023		59	KRW	75,201	0	(1)
	09/2023		4,226	THB	144,674	0	(115)

NGF	09/2023	SGD	18,223		$13,679	166	0
	12/2023		$10,309	INR	850,689	0	(7)

RBC	07/2023	MXN	65		$3	0	0
	08/2023	GBP	14,613		18,464	0	(99)
	08/2023		$291	MXN	5,041	1	0

SCX	07/2023	AUD	11,730		$7,787	0	(27)
	07/2023	NZD	2,773		1,684	0	(18)
	07/2023		$10,348	AUD	15,836	201	0
	08/2023	CNH	2,752		$401	21	0
	08/2023		$7,793	AUD	11,730	27	0
	08/2023		1,015	EUR	937	10	0
	09/2023	IDR	269,847,806		$18,148	229	0
	09/2023	INR	5,182		63	0	0
	09/2023	TWD	104,587		3,430	65	0
	09/2023		$3,974	PEN	14,639	39	0
	09/2023		9,512	THB	328,445	0	(178)

SOG	07/2023		6,272	AUD	9,586	114	0

SSB	07/2023	CLP	8,892,375		$11,070	0	(10)
	08/2023		8,915,098		10,995	0	(84)
	08/2023		$11,070	CLP	8,918,057	4	0

TOR	07/2023	AUD	14,435		$9,534	0	(82)
	07/2023		$3,318	AUD	5,073	61	0
	07/2023		1,935	CAD	2,560	1	(3)
	07/2023		2,337	NZD	3,838	18	0
	08/2023	CAD	2,559		$1,935	3	(1)
	08/2023	NZD	3,838		2,337	0	(18)
	08/2023		$9,542	AUD	14,435	81	0
	08/2023		6,748	JPY	894,758	0	(507)

UAG	07/2023	AUD	23,007		$15,363	73	(36)
	07/2023		$760	AUD	1,161	13	0
	08/2023	DKK	2,029		$296	0	(2)
	08/2023	GBP	66,225		83,707	0	(419)
	08/2023		$15,374	AUD	23,006	36	(72)
	09/2023	SGD	5,319		$3,980	36	0
	09/2023		$16	ILS	58	0	(1)
	09/2023		8,630	INR	713,437	40	0
	09/2023	ZAR	102,636		$5,854	439	0

Total Forward Foreign Currency Contracts						$4,115	$(5,095)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750%	09/12/2023	145,800	$1,167	$2,115
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.850	03/04/2024	11,900	285	166

FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	09/11/2023	137,500	1,031	1,990

GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.200	09/06/2023	15,500	155	22

Total Purchased Options							$2,638	$4,293

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	25

Schedule of Investments	PIMCO Total Return Portfolio	(Cont.)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250%	09/12/2023	145,800	$(729)	$(1,445)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.750	09/12/2023	145,800	(437)	(825)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	12/01/2023	31,900	(99)	(3)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	31,900	(99)	(431)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.100	03/04/2024	99,200	(286)	(264)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.380	07/31/2023	5,000	(19)	(24)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.780	07/31/2023	5,000	(19)	(15)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.070	07/10/2023	3,400	(22)	(9)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.370	07/10/2023	3,400	(22)	(3)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.060	07/14/2023	1,900	(14)	(9)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.360	07/14/2023	1,900	(14)	(5)

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	07/06/2023	2,400	(8)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	07/06/2023	2,400	(8)	(3)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	07/03/2023	1,800	(12)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	07/03/2023	1,800	(12)	0

BRC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	07/27/2023	2,300	(5)	(4)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.850	07/27/2023	2,300	(5)	(8)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	1,900	(6)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	1,900	(6)	(9)

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.790	04/08/2024	6,200	(48)	(8)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.790	04/08/2024	6,200	(48)	(108)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.330	08/01/2023	3,000	(11)	(11)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.730	08/01/2023	3,000	(11)	(11)

FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.233	09/11/2023	137,500	(646)	(1,382)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.715	09/11/2023	137,500	(385)	(815)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	07/03/2023	2,000	(14)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	07/03/2023	2,000	(14)	0

GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	7,500	(52)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	7,500	(52)	(156)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	54,600	(171)	(7)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	54,600	(171)	(683)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	24,500	(185)	(30)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	24,500	(185)	(440)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	07/27/2023	2,300	(5)	(4)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.850	07/27/2023	2,300	(5)	(8)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	1,900	(6)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	1,900	(6)	(9)

JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	07/10/2023	2,400	(8)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	07/10/2023	2,400	(8)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.250	07/20/2023	5,300	(18)	(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	07/20/2023	5,300	(18)	(22)

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.715	09/11/2023	137,400	(385)	(814)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	07/06/2023	2,400	(8)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	07/06/2023	2,400	(8)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	07/10/2023	2,300	(8)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	07/10/2023	2,300	(8)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.270	07/24/2023	2,300	(8)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.670	07/24/2023	2,300	(8)	(9)

NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	8,000	(51)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	8,000	(51)	(171)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	6,200	(48)	(8)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	6,200	(48)	(108)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	6,200	(47)	(8)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	6,200	(47)	(105)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.270	07/24/2023	2,900	(10)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.670	07/24/2023	2,900	(10)	(12)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	2,500	(8)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	2,500	(8)	(12)

Total Written Options							$(4,650)	$(8,037)

26	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	South Africa Government International Bond	1.000%	Quarterly	12/20/2026	2.143%	$14,400	$(708)	$200	$0	$(508)

BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.866	2,500	(120)	44	0	(76)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	2.132	500	(45)	23	0	(22)

BRC	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.668	4,900	(225)	123	0	(102)

CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.668	3,000	(148)	86	0	(62)
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.866	700	(25)	4	0	(21)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.143	3,500	(169)	45	0	(124)

DUB	South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.143	5,200	(236)	53	0	(183)

GST	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.866	3,600	(135)	26	0	(109)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	2.132	1,600	(143)	72	0	(71)
	South Africa Government International Bond	1.000	Quarterly	06/20/2024	1.020	15,900	(680)	683	3	0

JPM	Banco do Brasil SA	1.000	Quarterly	12/20/2024	1.596	4,800	(108)	69	0	(39)
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.866	500	(19)	4	0	(15)
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	0.773	100	(5)	5	0	0

MYC	South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.143	23,100	(1,089)	274	0	(815)

Total Swap Agreements							$(3,855)	$1,711	$3	$(2,147)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$37	$0	$0	$37	$(20)	$0	$0	$(20)	$17	$0	$17
BOA	370	2,281	0	2,651	(89)	(3,033)	(508)	(3,630)	(979)	1,025	46
BPS	159	0	0	159	(22)	(3)	(98)	(123)	36	0	36
BRC	222	0	0	222	(403)	(25)	(102)	(530)	(308)	361	53
CBK	676	0	0	676	(624)	0	(207)	(831)	(155)	189	34
CLY	0	0	0	0	(26)	0	0	(26)	(26)	0	(26)
DUB	0	0	0	0	(2)	(138)	(183)	(323)	(323)	282	(41)
FAR	0	1,990	0	1,990	0	(2,197)	0	(2,197)	(207)	0	(207)
GLM	7	22	0	29	(287)	(1,342)	0	(1,629)	(1,600)	1,005	(595)
GST	0	0	3	3	0	0	(180)	(180)	(177)	186	9
JPM	170	0	0	170	(739)	(32)	(54)	(825)	(655)	266	(389)
MBC	724	0	0	724	(68)	0	0	(68)	656	(800)	(144)
MYC	0	0	0	0	0	(832)	(815)	(1,647)	(1,647)	1,765	118
MYI	72	0	0	72	(1,251)	0	0	(1,251)	(1,179)	1,274	95
NGF	166	0	0	166	(7)	(435)	0	(442)	(276)	266	(10)
RBC	1	0	0	1	(99)	0	0	(99)	(98)	0	(98)
SCX	592	0	0	592	(223)	0	0	(223)	369	(210)	159
SOG	114	0	0	114	0	0	0	0	114	(260)	(146)
SSB	4	0	0	4	(94)	0	0	(94)	(90)	0	(90)
TOR	164	0	0	164	(611)	0	0	(611)	(447)	253	(194)
UAG	637	0	0	637	(530)	0	0	(530)	107	(430)	(323)

Total Over the Counter	$4,115	$4,293	$3	$8,411	$(5,095)	$(8,037)	$(2,147)	$(15,279)

(n)

Securities with an aggregate market value of $6,872 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	27

Schedule of Investments	PIMCO Total Return Portfolio	(Cont.)

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2,218	$2,218
Swap Agreements	0	111	0	0	868	979

	$0	$111	$0	$0	$3,086	$3,197

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,115	$0	$4,115
Purchased Options	0	0	0	0	4,293	4,293
Swap Agreements	0	3	0	0	0	3

	$0	$3	$0	$4,115	$4,293	$8,411

	$0	$114	$0	$4,115	$7,379	$11,608

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$7,466	$7,466
Futures	0	0	0	0	1,097	1,097
Swap Agreements	0	601	0	0	2,124	2,725

	$0	$601	$0	$0	$10,687	$11,288

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,095	$0	$5,095
Written Options	0	0	0	0	8,037	8,037
Swap Agreements	0	2,147	0	0	0	2,147

	$0	$2,147	$0	$5,095	$8,037	$15,279

	$0	$2,748	$0	$5,095	$18,724	$26,567

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended June 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$870	$870
Futures	0	0	0	0	9,589	9,589
Swap Agreements	0	(2,114)	0	0	(29,985)	(32,099)

	$0	$(2,114)	$0	$0	$(19,526)	$(21,640)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(17,402)	$0	$(17,402)
Purchased Options	0	0	0	0	584	584
Written Options	0	13	0	0	2,390	2,403
Swap Agreements	0	418	0	0	0	418

	$0	$431	$0	$(17,402)	$2,974	$(13,997)

	$0	$(1,683)	$0	$(17,402)	$(16,552)	$(35,637)

28	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2023	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(2,070)	$(2,070)
Futures	0	0	0	0	(16,800)	(16,800)
Swap Agreements	0	93	0	0	22,945	23,038

	$0	$93	$0	$0	$4,075	$4,168

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8,104	$0	$8,104
Purchased Options	0	0	0	0	1,478	1,478
Written Options	0	(12)	0	0	(2,761)	(2,773)
Swap Agreements	0	727	0	0	0	727

	$0	$715	$0	$8,104	$(1,283)	$7,536

	$0	$808	$0	$8,104	$2,792	$11,704

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$8,386	$8,386
Corporate Bonds & Notes
Banking & Finance	0	745,305	1,750	747,055
Industrials	0	470,938	0	470,938
Utilities	0	158,227	0	158,227
Municipal Bonds & Notes
California	0	5,742	0	5,742
Florida	0	2,658	0	2,658
Illinois	0	6,037	0	6,037
New York	0	6,108	0	6,108
Ohio	0	4,866	0	4,866
Texas	0	2,069	0	2,069
West Virginia	0	5,899	0	5,899
U.S. Government Agencies	0	2,176,893	0	2,176,893
U.S. Treasury Obligations	0	738,707	0	738,707
Non-Agency Mortgage-Backed Securities	0	571,343	666	572,009
Asset-Backed Securities	0	780,939	373	781,312
Sovereign Issues	0	98,204	0	98,204
Common Stocks
Industrials	0	0	3,659	3,659
Preferred Securities
Financials	0	15,165	0	15,165
Short-Term Instruments
Commercial Paper	0	34,612	0	34,612
Repurchase Agreements	0	7,980	0	7,980
Argentina Treasury Bills	0	77	0	77
U.S. Treasury Bills	0	2,733	0	2,733

	$0	$5,834,502	$14,834	$5,849,336

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$146,028	$0	$0	$146,028

Total Investments	$146,028	$5,834,502	$14,834	$5,995,364

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(137,695)	$0	$(137,695)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,956	1,241	0	3,197
Over the counter	0	8,411	0	8,411

	$1,956	$9,652	$0	$11,608

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(405)	(10,883)	0	(11,288)
Over the counter	0	(15,279)	0	(15,279)

	$(405)	$(26,162)	$0	$(26,567)

Total Financial Derivative Instruments	$1,551	$(16,510)	$0	$(14,959)

Totals	$147,579	$5,680,297	$14,834	$5,842,710

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	29

Notes to Financial Statements

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO Total Return Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Foreign Currency Translation  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

30	PIMCO VARIABLE INSURANCE TRUST

June 30, 2023	(Unaudited)

(c) Multi-Class Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distributions policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain Portfolios, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates  In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. In December 2022, FASB issued ASU 2022-06, which includes amendments to extend the duration of the LIBOR transition relief to December 31, 2024, after which entities will no longer be permitted to apply the reference rate reform relief. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Portfolio’s investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Portfolio’s financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional

SEMIANNUAL REPORT	|	JUNE 30, 2023	31

Notes to Financial Statements	(Cont.)

disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will change the disclosures provided to shareholders. The rule is effective as of January 24, 2023, but the SEC is providing an 18-month compliance period after the effective date other than for rule amendments addressing fee and expense information in advertisements that might be materially misleading. At this time, management is evaluating the implications of these changes on the financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business days after the trade date (T+1). The effective date was May 5, 2023, and the compliance date for the amendments is May 28, 2024. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The NAV of the Portfolio’s shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date.

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Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the

NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

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Notes to Financial Statements	(Cont.)

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations,

sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes

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obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended June 30, 2023 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$141,877	$3,367	$0	$0	$731	$145,975	$3,367	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$52	$1	$0	$0	$0	$53	$1	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Delayed-Delivery Transactions  involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement

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Notes to Financial Statements	(Cont.)

period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Portfolio. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Portfolio may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolio may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate

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markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Perpetual Bonds  are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Portfolio as of June 30, 2023, as applicable, are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

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Notes to Financial Statements	(Cont.)

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that requires the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

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(c) Short Sales  Short sales are transactions in which the Portfolio sells a security that it may not own. The Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(d) Interfund Lending  In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2023, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts

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and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities  may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements  are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent

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premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred,

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Notes to Financial Statements	(Cont.)

the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Credit default swaps on credit indices may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain the Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor,” (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please

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see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate Risk  is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower- yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, major litigation, investigations or other controversies, changes in financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Over- the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty, resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests

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Notes to Financial Statements	(Cont.)

exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk  is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Convertible Securities Risk  is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

LIBOR Transition Risk  is the risk related to the anticipated discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by a Portfolio rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on a Portfolio or on certain instruments in which the Portfolio invests, which can be difficult to ascertain and could result in losses to a Portfolio.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruption Risk  The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets  Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to

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achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk  An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk  As the use of technology has become more prevalent in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading;

violations of applicable privacy and other laws; regulatory fines; penalties; third party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty

SEMIANNUAL REPORT	|	JUNE 30, 2023	45

Notes to Financial Statements	(Cont.)

risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. Portability of exposure reduces risk to the Portfolio. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA

Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Administrative Class	Advisor Class
0.25%	0.25%	0.25%	0.25%

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

46	PIMCO VARIABLE INSURANCE TRUST

June 30, 2023	(Unaudited)

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through May 1, 2024, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed as set forth above (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of June 30, 2023, were as follows (amounts in thousands†):

Expiring Within			Total
12 months	13-24 months	25-36 months
$0	$0	$2	$2

†	A zero balance may reflect actual amounts rounding to less than one thousand.

On December 4, 2020, the SEC granted an order approving the substitutions of shares of certain mutual funds offered as investment options to certain variable annuity and variable life insurance contracts issued by the insurance company requesting such order with shares of certain other mutual funds, including the Portfolio. As a condition of this order, the SEC required that PIMCO enter into a written contract with the Portfolio to limit expenses as required by the order. Accordingly, pursuant to a Fund Substitution Expense Limitation Agreement dated April 21, 2021, PIMCO has agreed to waive, reduce or reimburse, for the Portfolio, all or any portion of fees by an amount sufficient to reduce the Administrative Class’s annualized expenses to 1.15%. This Expense Limitation Agreement expired on June 20, 2023.

SEMIANNUAL REPORT	|	JUNE 30, 2023	47

Notes to Financial Statements	(Cont.)

The waiver will be, if applicable, reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2023, the amount was $3,858.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2023, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$12,378,042	$11,815,145	$191,989	$268,746

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2023 (Unaudited)		Year Ended 12/31/2022

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	5,313	$48,386	9,508	$92,241

Administrative Class	13,458	122,541	22,666	216,289

Advisor Class	7,499	68,120	13,107	125,792
Issued as reinvestment of distributions

Institutional Class	598	5,441	891	8,439

Administrative Class	4,725	42,996	7,998	75,457

Advisor Class	3,573	32,508	5,421	51,075
Cost of shares redeemed

Institutional Class	(1,932)	(17,617)	(15,793)	(151,273)

Administrative Class	(45,798)	(414,395)	(59,815)	(571,558)

Advisor Class	(9,632)	(87,775)	(25,954)	(249,385)

Net increase (decrease) resulting from Portfolio share transactions	(22,196)	$(199,795)	(41,971)	$(402,923)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2023, three shareholders each owned 10% or more of the Portfolio’s total outstanding shares comprising 42% of the Portfolio. One of the shareholders is a related party of the Portfolio and comprises 13%

of the Portfolio. Related parties may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

48	PIMCO VARIABLE INSURANCE TRUST

June 30, 2023	(Unaudited)

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2023, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, the Portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended December 31, 2022, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term
$255,415	$61,930

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2023, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$6,403,460	$52,627	$(630,023)	$(577,396)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	|	JUNE 30, 2023	49

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.

BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	RBC	Royal Bank of Canada

BPG	BNP Paribas Securities Corp.	GLM	Goldman Sachs Bank USA	SCX	Standard Chartered Bank, London

BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SOG	Societe Generale Paris

BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.

CBK	Citibank N.A.	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank

CLY	Crédit Agricole Corporate and Investment Bank	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford

DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC

Currency Abbreviations:

ARS	Argentine Peso	GBP	British Pound	NZD	New Zealand Dollar

AUD	Australian Dollar	IDR	Indonesian Rupiah	PEN	Peruvian New Sol

CAD	Canadian Dollar	ILS	Israeli Shekel	SGD	Singapore Dollar

CLP	Chilean Peso	INR	Indian Rupee	THB	Thai Baht

CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	TWD	Taiwanese Dollar

DKK	Danish Krone	KRW	South Korean Won	USD (or $)	United States Dollar

EUR	Euro	MXN	Mexican Peso	ZAR	South African Rand

Exchange Abbreviations:

CBOT	Chicago Board of Trade	CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

CAONREPO	Canadian Overnight Repo Rate Average	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SOFR	Secured Overnight Financing Rate

CDX.HY	Credit Derivatives Index - High Yield	LIBOR03M	3 Month USD-LIBOR	US0003M	ICE 3-Month USD LIBOR

CDX.IG	Credit Derivatives Index - Investment Grade	MUTKCALM	Tokyo Overnight Average Rate

Other Abbreviations:

ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor

ALT	Alternate Loan Trust	DAC	Designated Activity Company	OIS	Overnight Index Swap

BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	LIBOR	London Interbank Offered Rate

50	PIMCO VARIABLE INSURANCE TRUST

Liquidity Risk Management Program	(Unaudited)

In compliance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended (“1940 Act”), PIMCO Variable Insurance Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for each series of the Trust (each a “Portfolio” and collectively, the “Portfolios”) not regulated as a money market fund under 1940 Act Rule 2a-7, which is reasonably designed to assess and manage the Portfolios’ liquidity risk. The Trust’s Board of Trustees (the “Board”) previously approved the designation of the PIMCO Liquidity Risk Committee (the “Administrator”) as Program administrator. The PIMCO Liquidity Risk Committee consists of senior members from certain PIMCO business areas, such as Portfolio Risk Management, Americas Operations, Compliance, Account Management and Portfolio Management, and is advised by members of PIMCO Legal.

A Portfolio’s “liquidity risk” is the risk that the Portfolio could not meet requests to redeem shares issued by the Portfolio without significant dilution of the remaining investors’ interests in the Portfolio. In accordance with the Program, each Portfolio’s liquidity risk is assessed no less frequently than annually taking into consideration a variety of factors, including, as applicable, the Portfolio’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions. Each Portfolio portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. Each Portfolio has adopted a “Highly Liquid Investment Minimum” (or “HLIM”), which is a minimum amount of Portfolio net assets to be invested in highly liquid investments that are assets. As required under the Liquidity Rule, each Portfolio’s HLIM is periodically reviewed, no less frequently than annually, and the Portfolios have adopted policies and procedures for responding to a shortfall of a Portfolio’s highly liquid investments below its HLIM. The Liquidity Rule also limits the Portfolios’ investments in illiquid investments by prohibiting a Portfolio from acquiring any illiquid investment if, immediately after the acquisition, the Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. Certain non-public reporting is generally required if a Portfolio’s holdings of illiquid investments that are assets were to exceed 15% of Portfolio net assets.

At a meeting of the Board held on February 7-8, 2023, the Board received a report (the “Report”) from the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the 12-month period ended December 31, 2022. The Report reviewed the operation of the Program’s components during such period and stated that the Program is operating effectively to assess and manage each Portfolio’s liquidity risk and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Portfolio’s liquidity developments. This has remained true for the 12-month period ended June 30, 2023.

SEMIANNUAL REPORT	|	JUNE 30, 2023	51

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

1100 Main Street, Suite 400

Kansas City, MO 64105

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Portfolio listed on the Report cover.

pimco.com/pvit

PVIT18SAR_063023

Item 2.	Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Schedule of Investments.

The information required by this Item 6 is included as part of the semiannual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 11.	Controls and Procedures.

(a)

The principal executive officer and principal financial & accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Exhibits.

(a)(1)	Exhibit 99.CODE—Code of Ethics is not applicable for semiannual reports.

(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	Not applicable for open-end investment companies.

(a)(4)	There was no change in the registrant’s independent public accountant for the period covered by the report.

(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Variable Insurance Trust

By:	/s/ Eric D. Johnson
Eric D. Johnson
President (Principal Executive Officer)

Date:	August 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric D. Johnson
Eric D. Johnson
President (Principal Executive Officer)

Date:	August 28, 2023

By:	/s/ Bijal Y. Parikh
Bijal Y. Parikh
Treasurer (Principal Financial & Accounting Officer)

Date:	August 28, 2023